As Filed with the Securities and Exchange Commission on February 27, 2004


                                                               File No. 33-68666
                                        Investment Company Act File No. 811-8004

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933



                       [ ] Pre-Effective Amendment No. __
                       [X] Post-Effective Amendment No. 51


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



                            [X] Amendment No. 53



                                 ABN AMRO FUNDS
                        FORMERLY KNOWN AS ALLEGHANY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (312) 884-2139

                                -----------------

                         KENNETH C. ANDERSON, PRESIDENT
                                 ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                     (Name and Address of Agent for Service)

                                    Copy to:

                                CATHY G. O'KELLY
                        VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                            222 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60601

                                -----------------

It is proposed that this filing will become effective:


                  [ ] immediately upon filing pursuant to paragraph (b); or
                  [X] On March 1, 2004 pursuant to paragraph (b); or
                  [ ] 60 days after filing pursuant to paragraph (a)(1); or
                  [ ] On ____________ pursuant to paragraph (a)(1); or
                  [ ] 75 days after filing pursuant to paragraph (a)(2); or
                  [ ] On June 30, 2003 pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

                  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

MARCH 1, 2004

 CLASS N SHARES

(ABN-AMRO Funds LOGO)

Prospectus
                                                                  ABN AMRO Funds

                                                 The Securities and Exchange
                                                 Commission has not approved or
                                                 disapproved these or any mutual
                                                 fund's shares or determined if
                                                 this prospectus is accurate or
                                                 complete. Any representation to
                                                 the contrary is a crime.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

                                               TICKER SYMBOL
EQUITY FUNDS

Large-Cap
ABN AMRO Growth Fund                               CHTIX
ABN AMRO/Montag & Caldwell Growth Fund             MCGFX
ABN AMRO/TAMRO Large Cap Value Fund                ATLVX
ABN AMRO Value Fund                                RVALX

Multi-Cap and Mid-Cap
ABN AMRO/Veredus Select Growth Fund                AVSGX
ABN AMRO Mid Cap Fund                              CHTTX

Small-Cap
ABN AMRO/TAMRO Small Cap Fund                      ATASX
ABN AMRO/Veredus Aggressive Growth Fund            VERDX

Sector
ABN AMRO Real Estate Fund                          ARFCX
ABN AMRO/Veredus SciTech Fund                      AVSTX

Enhanced Index
ABN AMRO Select Small Cap Fund

BALANCED FUNDS

ABN AMRO Balanced Fund                             CHTAX
ABN AMRO/Montag & Caldwell Balanced Fund           MOBAX

FIXED INCOME FUNDS

ABN AMRO Bond Fund                                 CHTBX
ABN AMRO Investment Grade Bond Fund                ANVGX
ABN AMRO High Yield Bond Fund                      AHBNX
ABN AMRO Municipal Bond Fund                       CHTMX

MONEY MARKET FUND

ABN AMRO Investor Money Market Fund                CITXX

[ABN AMRO FUNDS LOGO]
Thank you for your interest in ABN AMRO Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet financial goals such as retirement, homebuying or education funding. Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.

--------------------------------------------------------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                Page


CATEGORIES OF ABN AMRO FUNDS                                       3



FUND SUMMARIES
  Investment Summaries                                             4


    EQUITY FUNDS

    Large-Cap
    ABN AMRO Growth Fund                                           4
    ABN AMRO/Montag & Caldwell Growth Fund                         4
    ABN AMRO/TAMRO Large Cap Value Fund                            4
    ABN AMRO Value Fund                                            4

    Multi-Cap and Mid-Cap
    ABN AMRO/Veredus Select Growth Fund                            5
    ABN AMRO Mid Cap Fund                                          5


    Small-Cap
    ABN AMRO/TAMRO Small Cap Fund                                  5
    ABN AMRO/Veredus Aggressive Growth Fund                        6


    Sector
    ABN AMRO Real Estate Fund                                      6
    ABN AMRO/Veredus SciTech Fund                                  6


    Enhanced Index
    ABN AMRO Select Small Cap Fund                                 7


    BALANCED FUNDS
    ABN AMRO Balanced Fund                                         7
    ABN AMRO/Montag & Caldwell Balanced Fund                       8


    FIXED INCOME FUNDS
    ABN AMRO Bond Fund                                             8
    ABN AMRO Investment Grade Bond Fund                            9
    ABN AMRO High Yield Bond Fund                                  9

    ABN AMRO Municipal Bond Fund                                   9


    MONEY MARKET FUND
    ABN AMRO Investor Money Market Fund                            9
  Principal Investment Risks                                      11
  Fund Performance                                                14
  Fund Expenses                                                   23
  Other Investment Strategies                                     26


INVESTMENT TERMS                                                  30


MANAGEMENT OF THE FUNDS                                           33


    THE ADVISERS                                                  33
    ABN AMRO Asset Management (USA) LLC                           33
    ABN AMRO Asset Management, Inc.                               34
    Montag & Caldwell, Inc.                                       36
    Veredus Asset Management LLC                                  37
    TAMRO Capital Partners LLC                                    39


    THE SUB-ADVISERS                                              39
    Optimum Investment Advisors LP                                39
    MFS Institutional Advisors, Inc.                              39
    thinkorswim Advisors, Inc.                                    39


SHAREHOLDER INFORMATION                                           40
    Opening an Account: Buying Shares                             40
    Exchanging Shares                                             41
    Selling/Redeeming Shares                                      42
    Transaction Policies                                          44
    Account Policies and Dividends                                46
    Additional Investor Services                                  46
    Distribution Plan 12b-1 Fees                                  47
    Portfolio Transactions and Brokerage Commissions              47


DIVIDENDS, DISTRIBUTIONS AND TAXES                                48


FINANCIAL HIGHLIGHTS                                              49


GENERAL INFORMATION                                       Back Cover

Categories of ABN AMRO Funds


ABN AMRO Funds is an open-end management investment company that currently offers 24 separate investment portfolios, including equity, balanced, fixed income and money market funds; Class N shares of 18 of the portfolios are offered in this prospectus. In addition, other funds and classes are offered under separate prospectuses.


EQUITY FUNDS

EQUITY FUNDS invest principally in stocks and other equity securities. Equity funds have greater growth potential than many other funds, but they also have greater risk.

WHO MAY WANT TO INVEST IN EQUITY FUNDS
Equity funds may be appropriate if you:
-  have a long-term investment goal (five years or more)
- can accept higher short-term risk in return for higher long-term return potential
-  want to diversify your investments

Equity funds may not be appropriate if you want:
-  a stable share price
-  a short-term investment
-  regular income

BALANCED FUNDS

BALANCED FUNDS invest in a mix of stocks and fixed income securities and combine the benefits of both types of securities - capital appreciation or growth from stocks and income from fixed income securities. Like most other mutual funds, the share price of a balanced fund moves up and down in response to changes in the stock market and interest rates.

WHO MAY WANT TO INVEST IN BALANCED FUNDS
Balanced funds may be appropriate if you want:
-  capital appreciation and current income
-  a balanced diversified investment
-  a long-term investment

FIXED INCOME FUNDS

FIXED INCOME FUNDS invest in corporate and government bonds and other fixed income securities. These funds provide regular income and the obligations are generally secured by the assets of the issuer.
WHO MAY WANT TO INVEST IN FIXED INCOME FUNDS
Fixed income funds may be appropriate if you want:
-  regular income
-  a long-term investment
-  less volatility than equity funds
-  portfolio diversification

Fixed income funds may not be appropriate if you want capital appreciation.

MONEY MARKET FUNDS

MONEY MARKET FUNDS invest in short-term, high quality money market securities. They provide stable principal and regular income. The income provided by a money market fund varies with interest rate movements.

WHO MAY WANT TO INVEST IN MONEY MARKET FUNDS
Money market funds may be appropriate if you:
-  want regular income
-  are investing for a short-term objective
-  want an investment that seeks to maintain a stable net asset value
- want a liquid investment that offers a checkwriting privilege (checks may be written in amounts of $100 or more)

Money market funds may also be appropriate if you want an investment that can serve as a "holding place" for money awaiting investment in long-term funds or for money that may be needed for occasional or unexpected expenses.

Money market funds are not appropriate if you want long-term capital appreciation.

----------------------------------------------------------------
No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
-  the value of fund shares will fluctuate
-  you could lose money
-  you cannot be certain that a fund will achieve its investment objective
----------------------------------------------------------------

Investment Summaries

ABN AMRO GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks long-term total return through a combination of capital appreciation and current income by investing primarily in a combination of stocks and bonds.

PRINCIPAL INVESTMENT STRATEGIES

The portfolio managers use a bottom-up approach and invest in a combination of securities that offer potential for growth and/or income, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen of $3 billion. The portfolio managers then identify stocks of companies with the following characteristics compared to S&P 500(R) Index averages:
-  higher sales and operating earnings growth
-  more stable earnings growth rates
-  lower debt-to-capital ratio
-  higher return on equity

The portfolio managers also consider the quality of company management and the strength of the company's position among its competitors. In addition, the portfolio managers assess the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: credit, growth style, interest rate, issuer, liquidity, manager and market risks. See page 11 for a more detailed discussion of these risks and other principal risks common to all Funds.


ABN AMRO/MONTAG & CALDWELL GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and convertible securities. The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that:
-  have a strong history of earnings growth
- are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
-  have strong balance sheets
-  have a sustainable competitive advantage
-  are currently, or have the potential to become, industry leaders
-  have the potential to outperform during market downturns

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: growth style, liquidity, manager and market risks. See page 11 for a more detailed discussion of these risks and other principal risks common to all Funds.


ABN AMRO/TAMRO LARGE CAP VALUE FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in common stocks of improving quality, large capitalization U.S. companies. The Adviser defines large capitalization stocks as those issued by established, well-known companies with a market capitalization of $6 billion or more. The portfolio manager selects stocks based upon a range of financial criteria including:
-  low valuation relative to history and forecasted earnings growth rate
-  improving credit quality
-  rising earnings estimates

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: liquidity, manager, market and value style risks. See page 11 for a more detailed discussion of these risks and other principal risks common to all Funds.


ABN AMRO VALUE FUND

INVESTMENT OBJECTIVE


The Fund seeks to provide total return through long-term capital appreciation and current income.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks that are undervalued and have good prospects for earnings growth. The portfolio managers generally focus on large capitalization stocks that are diversified across many industries. Security selection is based upon a range of financial criteria including:
-  Relatively low price to earnings and price to book ratios
-  Underlying asset values that are not reflected in securities' market prices

The Fund may also invest in real estate investment trusts (REITs), convertible securities and preferred stocks.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: foreign securities, liquidity, manager, market, REIT and value style risks. See page 11 for a more detailed discussion of these risks and other principal risks common to all Funds.


ABN AMRO/VEREDUS SELECT GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in growth stocks of mid-cap and large-cap companies whose earnings are growing, or are expected to grow, at an accelerated rate. The Adviser defines a mid-cap company as one having a market capitalization of between approximately $1.5 and $9 billion at the time of acquisition. The Adviser defines a large-cap company as one having a market capitalization of approximately $9 billion or more at the time of acquisition. The portfolio managers look for inefficiencies in the market caused by inaccurate expectations (e.g., earnings), focusing on companies that have:
-  expanding sales growth
-  increasing profit margins
-  significant new product development efforts
-  cash flow returns in excess of their cost of capital

To help manage risk, the portfolio management team adheres to a strict discipline regarding the sale of securities. In the course of implementing its principal investment strategies, the Fund will likely experience a high turnover rate (200% or more).

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: growth style, liquidity, manager, market, mid-cap company and portfolio turnover risks. See page 11 for a more detailed discussion of these risks and other principal risks common to all Funds.


ABN AMRO MID CAP FUND

INVESTMENT OBJECTIVE

The Fund seeks long-term total return through capital appreciation by investing primarily in common and preferred stocks and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in mid-cap stocks of companies with an improving revenue and earnings growth outlook. The Adviser defines a mid-cap company as one having a market capitalization of between $1 and $10 billion. The portfolio manager selects between 30 and 40 stocks based on "bottom-up" fundamental analysis. Important investment criteria include:

-  focused business franchise
-  market share growth
-  experienced shareholder-oriented management team
-  strong or improving balance sheet
- attractive valuation: price-to-earnings multiple is less than the expected earnings growth rate



The portfolio manager takes a long-term approach with a focus on maximizing after tax returns.



PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: foreign securities, growth style, liquidity, manager, market, mid-cap company, small-cap company and value style risks. See page 11 for a more detailed discussion of these risks and other principal risks common to all Funds.


ABN AMRO/TAMRO SMALL CAP FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in a blended portfolio of growth and value stocks of small capitalization companies with market capitalizations below $2.25 billion at the time of acquisition. In selecting securities, the portfolio manager looks for the following criteria:
-  above average earnings growth
-  unrecognized valuation
-  high quality management
-  solid and improving fundamentals

The portfolio manager may also invest in real estate investment trusts (REITs), convertible bonds, securities outside the small-cap range and cash-equivalent securities. In the course of implementing its principal investment strategies, the Fund may experience a relatively high turnover rate (150% or more).

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: below investment grade (high yield) securities, credit, growth style, interest rate, liquidity, manager, market, portfolio turnover, REIT, small-cap company and value style risks. See page 11 for a more detailed discussion of these risks and other principal risks common to all Funds.


ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in growth stocks of small-cap companies whose earnings are growing, or are expected to grow, at an accelerated rate. The Adviser defines a small-cap company as one having a market capitalization of less than $1.5 billion at the time of acquisition. The portfolio managers look for inefficiencies in the market caused by inaccurate expectations (e.g., earnings), focusing on companies that have:
-  expanding unit volume growth
-  increasing profit margins
-  significant new product development efforts
-  returns in excess of their cost of capital

The portfolio managers may also invest in mid-cap equity securities. The Adviser defines a mid-cap company as one having a market capitalization of $1.5 to $9 billion at the time of acquisition.

To help manage risk, the portfolio management team adheres to a strict discipline regarding the sale of securities. In the course of implementing its principal investment strategies, the Fund will likely experience a high turnover rate (200% or more).

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: growth style, liquidity, manager, market, mid-cap company, portfolio turnover and small-cap company risks. See page 11 for a more detailed discussion of these risks and other principal risks common to all Funds.


ABN AMRO REAL ESTATE FUND

INVESTMENT OBJECTIVE

The Fund seeks total return through a combination of growth and income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in real estate investment trusts (REITs) and common stocks and other equity securities of U.S. and foreign companies principally engaged in the real estate sector. The portfolio manager does not invest in real estate directly. In selecting securities for the Fund, the portfolio manager analyzes long-term trends in property types and geographic regions. The portfolio manager uses a combination of a top-down and a bottom-up approach. The Fund is classified as non-diversified.

Top-down approach involves:
-  analyzing demographic and economic trends
- reviewing the real estate cycle to identify favorable geographic regions and property types

Bottom-up approach involves researching individual companies, focusing on companies with:

-  revenues primarily derived from real estate related activities


-  a significant portion of revenues from rental income

-  a management stake in performance
-  a strong balance sheet and/or consistent earnings
-  internal growth prospects
-  potential growth from acquisition or development

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: foreign securities, liquidity, manager, market, non-diversification, REIT and sector concentration risks. See page 11 for a detailed discussion of these risks and other principal risks common to all Funds.


ABN AMRO/VEREDUS SCITECH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in the stocks of science and technology companies whose earnings are growing, or are expected to grow, at an accelerated rate. The portfolio managers look for inefficiencies in the market caused by inaccurate expectations (e.g., earnings) focusing on companies that have:
-  expanding unit volume growth
-  increasing profit margins

-  significant new product development efforts
-  returns in excess of their cost of capital

Representative industries in which the Fund may invest include computers, networking equipment, software, semiconductors, semiconductor capital equipment, communications equipment, communications services, Internet, enhanced media and information services, information technology and services, medical devices, pharmaceutical and biotechnology.

The portfolio managers may invest in all capitalizations, but will primarily invest in small- and mid-cap securities.

To manage risk, the portfolio management team adheres to a strict discipline regarding the sale of securities. In the course of implementing its principal investment strategies, the Fund will likely experience a high turnover rate (300% or more).

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: growth style, liquidity, manager, market, mid-cap company, portfolio turnover, science and technology sector, sector concentration and small-cap company risks. See page 11 for a more detailed discussion of these risks and other principal risks common to all Funds.


ABN AMRO SELECT SMALL CAP FUND


(NO LONGER AVAILABLE AS OF MARCH 1, 2004)


INVESTMENT OBJECTIVE

The Fund seeks to provide total return.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund pursues its investment objective by investing at least 80% of its assets in a representative sample of common stocks comprising the S&P SmallCap 600 Index ("S&P SmallCap 600"), in an effort to provide investment results that correspond to or exceed the aggregate price and dividend performance of the S&P SmallCap 600.

The Fund invests in approximately 200 of the stocks that comprise the S&P SmallCap 600. The portfolio managers generally select stocks that meet one or more of the following criteria:
- a history of beta (price volatility) similar to the average beta of all stocks in the index;
- a price that is equal to or greater than that of the average price of stocks in the index; and
- a total capitalization equal to or greater than the average capitalization of stocks in the index.

The portfolio managers believe that the stock selection process will help focus the Fund's holdings in stocks that are relatively more liquid and that can be bought and sold with relatively low transaction costs.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: growth style, liquidity, manager, market, small-cap company and value style risks. See page 11 for a more detailed discussion of these risks and other principal risks common to all Funds.


ABN AMRO BALANCED FUND

INVESTMENT OBJECTIVE

The Fund seeks growth of capital with current income by investing in a combination of equity and fixed income securities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund generally invests between 40% and 70% of its assets in equity securities and between 30% and 60% in fixed income securities. Although the prices of fixed income securities fluctuate, the steady income flow they produce helps offset the potentially higher price volatility of the equity securities in the portfolio.

Asset allocation varies according to the portfolio managers' assessment of which asset class offers the greatest potential for growth. The portfolio managers will diversify the Fund's investments among a variety of industries.


The portfolio managers use a bottom-up approach and invest in a combination of securities that offer potential for growth or income potential, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen of $3 billion. The portfolio managers then identify stocks of companies with the following characteristics compared to S&P 500 Index averages:

-  higher sales and operating earnings growth
-  more stable earnings growth rates
-  lower debt-to-capital ratio
-  higher return on equity

The portfolio managers also consider the quality of company management and the strength of its position among its competitors. In addition, the portfolio managers assess the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.

The portfolio managers use a combination of quantitative and fundamental research, including risk/reward and credit risk analysis, in choosing fixed income securities. The dollar-weighted average maturity of the bonds in the Fund is normally between three and ten years. Investments may include:
-  U.S. government securities
-  corporate bonds
-  debentures and convertible debentures
-  zero-coupon bonds
-  mortgage/asset-backed securities
-  Yankee bonds

The Fund's fixed income securities are primarily in investment grade securities, but the Fund may also invest in below investment grade (high yield) securities, commonly referred to as "junk bonds."

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: below investment-grade (high yield) securities, credit, growth style, interest rate, issuer, liquidity, manager, market, prepayment and U.S. government agency securities risks. See page 11 for a more detailed discussion of these risks and other principal risks common to all Funds.


ABN AMRO/MONTAG & CALDWELL BALANCED FUND

INVESTMENT OBJECTIVE

The Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a combination of equity, fixed income and short-term securities. Generally, between 50% and 70% of the Fund's total assets will be invested in equity securities, and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager's assessment of the return potential of each asset class. For equity investments, the portfolio manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that:
-  have a strong history of earnings growth
- are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
-  have strong balance sheets
-  have a sustainable competitive advantage
-  are currently, or have the potential to become, industry leaders
-  have the potential to outperform during market downturns

When selecting fixed income securities, the portfolio manager strives to maximize total return and minimize risk primarily by actively adjusting the portfolio's duration and sector weightings. Emphasis is also placed on diversification and credit analysis.

The Fund will invest only in fixed income securities with an "A" or better rating. Investments will include:
-  U.S. government securities
-  corporate bonds normally rated A or better
-  mortgage/asset-backed securities
-  money market securities and repurchase agreements

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: credit, growth style, interest rate, issuer, liquidity, manager, market, prepayment and U.S. government agency securities risks. See page 11 for a more detailed discussion of these risks and other principal risks common to all Funds.


ABN AMRO BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks high current income consistent with prudent risk of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in bonds, primarily intermediate-term investment-grade fixed income securities. The portfolio manager uses a combination of quantitative and fundamental research, including risk/reward and credit risk analysis, in choosing securities. The dollar-weighted average maturity of the bonds in the Fund is normally between three and ten years. Investments may include:
-  U.S. government securities
-  corporate bonds
-  debentures and convertible debentures
-  zero-coupon bonds
-  mortgage/asset-backed securities
-  Yankee bonds

The Fund may also invest in below investment grade (high yield) securities, commonly referred to as "junk bonds."

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: below investment grade (high yield) securities, credit, interest rate, issuer, liquidity, manager, prepayment and U.S. government agency securities risks. See page 11 for a more detailed discussion of these risks and other principal risks common to all Funds.

ABN AMRO INVESTMENT GRADE BOND FUND


INVESTMENT OBJECTIVE

The Fund seeks to provide total return.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of investment grade fixed income securities. The Fund normally invests in intermediate-term fixed income securities that include U.S. government securities; corporate debt securities; zero-coupon bonds; mortgage/asset backed securities; and yankee bonds. The portfolio manager uses a combination of quantitative and fundamental research, including risk/reward and credit risk analysis, in choosing securities. The Fund currently expects to maintain an average dollar-weighted maturity of between one and seven years, although securities of longer or shorter maturities may be purchased.

The Fund will attempt to deliver share price and/or income performance in excess of the bond market in general as measured by a broad index such as Lehman Brothers Intermediate Aggregate Index.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: credit, interest rate, issuer, liquidity, manager, prepayment and U.S. government agency securities risk. See page 11 for a more detailed discussion of these risks and other principal risks common to all Funds.


ABN AMRO HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide interest income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in high yield bonds, also known as junk bonds. High yield bonds are considered to be those rated Ba1/BB+ or below by Standard & Poor's/Moody's or judged by the Adviser to be of equivalent quality. The Fund may invest in foreign bonds. In deciding which securities to buy and sell, the portfolio managers use a combined top-down and bottom-up approach. The portfolio managers select securities based on their analysis of the regions and industries and the relative value of the security. The portfolio managers normally expect to maintain a minimum B average rating.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: below investment grade (high yield) securities, call, credit, foreign securities, issuer, interest rate, liquidity and manager risk. See page 11 for a more detailed discussion of these risks and other principal risks common to all Funds.


ABN AMRO MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE


The Fund seeks a high level of current interest income exempt from federal income tax consistent with preservation of capital by investing primarily in intermediate-term municipal securities.


PRINCIPAL INVESTMENT STRATEGIES


To provide tax-free income for investors, the portfolio manager primarily invests (as a fundamental policy, 80% or more of total assets) in municipal fixed-income securities such as revenue bonds, insured bonds, general obligation bonds and government-guaranteed escrow bonds to provide tax-free income for investors. Securities are typically high quality and diversified among a broad range of states, sectors and issues. The Fund may invest all of its assets in bonds whose interest may be subject to the alternative minimum tax. The Fund strives to maintain:


-  a dollar-weighted average maturity of between four and ten years


-  an intermediate duration (four to eight years)


-  AA or A average quality



The Fund may invest more than 25% of its assets in municipal securities whose interest is paid from revenues of similar projects, or in industrial development bonds.


PRINCIPAL RISKS OF INVESTING IN THIS FUND


You could lose money by investing in the Fund.



RISKS. These principal investment risks apply to the Fund: credit, interest rate, liquidity, manager and municipal securities risks. See page 11 for a more detailed discussion of these risks and other principal risks common to all Funds.


ABN AMRO INVESTOR MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Fund seeks as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to maintain a stable net asset value of $1.00 per share by investing in a diversified portfolio of high-quality money market instruments. The dollar-weighted average maturity of the securities in the Fund is 90 days or less. The portfolio manager selects securities that:
-  are denominated in U.S. dollars
-  have high credit quality and minimal credit risk
-  mature in 397 days or less

In selecting high quality securities with minimal credit risk, the portfolio manager buys securities with the highest ratings given by national rating agencies.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

RISKS. These principal investment risks apply to the Fund: credit, inflation, interest rate, manager and U.S. government agency securities risks. See page 11 for a more detailed discussion of these risks and other principal risks common to all Funds.

Principal Investment Risks

RISKS THAT APPLY TO THE FUNDS

BELOW INVESTMENT GRADE (HIGH YIELD) SECURITIES RISK: Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds.


CALL RISK: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increased likelihood of a call may reduce the security's price. If a fixed income security is called, a fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.



CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect a fund's share price or yield.



FOREIGN SECURITIES RISK: Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities.



    - CURRENCY RISK: The value of the securities held by a fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms.



    - POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in a fund.



    - REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those of U.S. companies.



GROWTH STYLE RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.



INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the fund.



INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk. Therefore, a fund that maintains a minimum B rating should anticipate higher interest rate risks but lower credit risks than a fund that invests in lower quality issuers.



ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.



LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.



MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock or fixed income market or its peers. Also, a fund could fail to meet its investment objective.



MARKET RISK: A fund's share price can move down in response to stock market conditions, changes in the economy or a particular company's stock price changes. An individual stock may decline in value even when stocks in general are rising.



MID-CAP COMPANY RISK: Investments in mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.


MUNICIPAL SECURITIES RISK: Municipal securities are backed by the entities that issue them and/or other revenue streams. Like other fixed income securities, changes in interest rates and the credit rating or financial condition of the issuer affects securities' prices. A fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal investments whose interest is paid solely from revenues of similar projects, or in industrial development bonds.



NON-DIVERSIFICATION RISK: A non-diversified fund, may invest a larger percentage of its assets in a given stock than a diversified fund. As a result, it may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.



PORTFOLIO TURNOVER RISK: Frequent trading of a fund's securities may result in a higher than average level of capital gains and will result in greater transaction costs to a fund. A higher level of capital gains can result in more frequent distributions with greater tax consequences. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact a fund's performance.



PREPAYMENT RISK: Mortgage-backed securities carry prepayment risks. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, a fund may be forced to reinvest the proceeds in lower yielding, higher priced securities. This may reduce a fund's total return.



REIT RISK: REITs are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. REITs issue stocks, and most REIT stocks trade on the major stock exchanges or over-the-counter. A REIT's return may be adversely affected when interest rates are high or rising.



SCIENCE AND TECHNOLOGY SECTOR RISK: Companies which compete on the basis of proprietary science or technology face unique risks. Products or services for given companies may or may not prove to be commercially viable. Additionally, rapid changes in technology may result in a particular company's products or services becoming obsolete.



SECTOR CONCENTRATION RISK: Investing in sector-specific mutual funds may entail greater risks than investments in funds diversified across sectors. Because such a fund may invest in a limited number of industries within a sector, the fund may be subject to a greater level of market risk and may be more volatile.



SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies.



U.S. GOVERNMENT AGENCY SECURITIES RISK: Certain U.S. government agency securities, such as those issued by the Federal Home Loan Bank, are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the United States Treasury.



VALUE STYLE RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor.

RISK SUMMARY

The following chart compares the principal risks of investing in each ABN AMRO Fund. More information about the risks associated with investing in ABN AMRO Funds can also be found in the Statement of Additional Information (SAI).

FUND                               BELOW       CALL    CREDIT    FOREIGN     GROWTH   INFLATION    INTEREST   ISSUER   LIQUIDITY
                                 INVESTMENT                     SECURITIES   STYLE                   RATE
                                   GRADE
                                   (HIGH
                                   YIELD)
                                 SECURITIES

ABN AMRO Growth                                          X                     X                      X         X          X
ABN AMRO/Montag & Caldwell
 Growth                                                                        X                                           X
ABN AMRO/TAMRO Large Cap Value                                                                                             X
ABN AMRO Value                                                      X                                                      X
ABN AMRO/Veredus Select Growth                                                 X                                           X
ABN AMRO Mid Cap                                                    X          X                                           X
ABN AMRO/TAMRO Small Cap             X                   X                     X                      X                    X
ABN AMRO/Veredus Aggressive
 Growth                                                                        X                                           X
ABN AMRO Real Estate                                                X                                                      X
ABN AMRO/Veredus SciTech                                                       X                                           X
ABN AMRO Select Small Cap                                                      X                                           X
ABN AMRO Balanced                    X                   X                     X                      X         X          X
ABN AMRO/Montag & Caldwell
 Balanced                                                X                     X                      X         X          X
ABN AMRO Bond                        X                   X                                            X         X          X
ABN AMRO Investment Grade Bond                           X                                            X         X          X
ABN AMRO High Yield Bond             X          X        X          X                                 X         X          X
ABN AMRO Municipal Bond                                  X                                            X                    X
ABN AMRO Investor Money Market                           X                                X           X

FUND                             MANAGER   MARKET    MID-     MUNICIPAL         NON-         PORTFOLIO   PREPAYMENT   REIT
                                                      CAP     SECURITIES   DIVERSIFICATION   TURNOVER
                                                    COMPANY

ABN AMRO Growth                     X        X
ABN AMRO/Montag & Caldwell
 Growth                             X        X
ABN AMRO/TAMRO Large Cap Value      X        X
ABN AMRO Value                      X        X                                                                         X
ABN AMRO/Veredus Select Growth      X        X         X                                         X
ABN AMRO Mid Cap                    X        X         X
ABN AMRO/TAMRO Small Cap            X        X                                                   X                     X
ABN AMRO/Veredus Aggressive
 Growth                             X        X         X                                         X
ABN AMRO Real Estate                X        X                                  X                                      X
ABN AMRO/Veredus SciTech            X        X         X                                         X
ABN AMRO Select Small Cap           X        X
ABN AMRO Balanced                   X        X                                                               X
ABN AMRO/Montag & Caldwell
 Balanced                           X        X                                                               X
ABN AMRO Bond                       X                                                                        X
ABN AMRO Investment Grade Bond      X                                                                        X
ABN AMRO High Yield Bond            X
ABN AMRO Municipal Bond             X                             X
ABN AMRO Investor Money Market      X

FUND                              SCIENCE        SECTOR        SMALL-        U.S.        VALUE
                                     &        CONCENTRATION      CAP      GOVERNMENT     STYLE
                                 TECHNOLOGY                    COMPANY      AGENCY
                                   SECTOR                                 SECURITIES

ABN AMRO Growth
ABN AMRO/Montag & Caldwell
 Growth
ABN AMRO/TAMRO Large Cap Value                                                             X
ABN AMRO Value                                                                             X
ABN AMRO/Veredus Select Growth
ABN AMRO Mid Cap                                                  X                        X
ABN AMRO/TAMRO Small Cap                                          X                        X
ABN AMRO/Veredus Aggressive
 Growth                                                           X
ABN AMRO Real Estate                                X
ABN AMRO/Veredus SciTech             X              X             X
ABN AMRO Select Small Cap                                         X                        X
ABN AMRO Balanced                                                             X
ABN AMRO/Montag & Caldwell
 Balanced                                                                     X
ABN AMRO Bond                                                                 X
ABN AMRO Investment Grade Bond                                                X
ABN AMRO High Yield Bond
ABN AMRO Municipal Bond
ABN AMRO Investor Money Market                                                X


X = Risk factor applicable to a Fund.

Fund Performance

ABN AMRO GROWTH FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

        0.50%          35.55%   25.40%   26.74%   35.45%   23.30%   2.10%   (13.13)% (19.37)%  21.58%
        1994            1995     1996     1997     1998     1999     2000     2001     2002     2003


  Best quarter:          12/98    23.68%
  Worst quarter:          9/01   -17.68%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                            1 Year    5 Years    10 Years
-------------------------------------------------------------
ABN AMRO Growth
  Fund:(a)
  Return Before
    Taxes                   21.58%      1.40%     12.14%
  Return After Taxes
    on Distributions        21.58%      0.67%     11.23%
  Return After Taxes
    on Distributions
    and Sale of Fund
    Shares                  14.03%      1.07%     10.56%
-------------------------------------------------------------
S&P 500 Index
  (reflects no
  deduction for
  taxes, fees or
  expenses)                 28.67%     -0.57%     11.06%
-------------------------------------------------------------
Lipper Large-Cap
  Growth Fund Index
  (reflects no
  deduction for
  taxes, fees or
  expenses)                 26.96%     -5.53%      7.77%
-------------------------------------------------------------



(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


ABN AMRO/MONTAG & CALDWELL GROWTH FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

       38.68%          32.72%    31.85%    31.85%    22.51%    (7.37)%  (13.33)%  (22.89)%   17.24%
        1995            1996      1997      1998      1999      2000      2001      2002      2003


  Best quarter:         12/98    26.94%
  Worst quarter:         3/01   -15.56%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                                                     Since
                            1 Year     5 Years    Inception(a)
------------------------------------------------------------------
ABN AMRO/Montag &
  Caldwell Growth
  Fund:(b)
  Return Before
    Taxes                    17.24%    -2.32%        11.81%
  Return After Taxes
    on Distributions         17.23%    -3.03%        11.23%
  Return After Taxes
    on Distributions
    and Sale of Fund
    Shares                   11.23%    -2.02%        10.48%
------------------------------------------------------------------
S&P 500 Index
  (reflects no
  deduction for
  taxes, expenses or
  fees)                      28.67%    -0.57%        11.69%
------------------------------------------------------------------
Lipper Large-Cap
  Growth Fund Index
  (reflects no
  deduction for
  taxes, expenses or
  fees)                      26.96%    -5.53%         8.25%
------------------------------------------------------------------



(a)Fund's inception: November 2, 1994. Index data computed from October 31,
1994.



(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ABN AMRO/TAMRO LARGE CAP VALUE FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

         (0.17)%                    (18.86)%                    29.10%
           2001                       2002                       2003


  Best quarter:           6/03    19.96%
  Worst quarter:          9/02   -15.12%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                                        Since
                          1 Year     Inception(a)
 ----------------------------------------------------
 ABN AMRO/TAMRO
   Large Cap Value
   Fund:(b)
   Return Before
     Taxes                 29.10%        3.65%
   Return After
     Taxes on
     Distributions         28.93%        3.45%
   Return After
     Taxes on
     Distributions
     and Sale of
     Fund Shares           19.10%        3.01%
 ----------------------------------------------------
 S&P/BARRA Value
   Index
   (reflects no
   deduction for
   taxes, expenses
   or fees)                31.79%       -1.04%
 ----------------------------------------------------
 Lipper Large-Cap
   Value Fund
   Index
   (reflects no
   deduction for
   taxes, expenses
   or fees)                28.00%       -0.73%
 ----------------------------------------------------



(a)Fund's inception: November 30, 2000. Index data computed from November 30, 2000.



(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


ABN AMRO VALUE FUND

FUND PERFORMANCE


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance. The Common share class and Investor share class of ABN AMRO Value Fund were reorganized into Class N shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Common share class of the predecessor fund.


                           CALENDAR YEAR TOTAL RETURN

        0.00%          32.02%   20.43%   30.50%   5.46%    11.15%  (0.68)%  (12.25)% (13.88)%  25.12%
        1994            1995     1996     1997     1998     1999     2000     2001     2002     2003


Best quarter:              6/97    15.69%
Worst quarter:             9/98   -18.05%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                         1 Year    5 Years   10 Years
---------------------------------------------------------
ABN AMRO Value
  Fund:(a)
  Return Before
    Taxes                 25.12%    0.86%      8.61%
  Return After
    Taxes on
    Distributions         24.85%   -0.21%      6.30%
  Return After
    Taxes on
    Distributions
    and Sale of
    Fund Shares           16.63%    0.29%      6.46%
---------------------------------------------------------
Russell 1000
  Value Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)                30.03%    3.56%     11.88%
---------------------------------------------------------
Lipper Large-Cap
  Value Fund
  Index (reflects
  no deduction
  for taxes,
  expenses or
  fees)                   28.00%    1.20%     10.05%
---------------------------------------------------------



(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ABN AMRO/VEREDUS SELECT GROWTH FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

               (29.40)%                                 38.53%
                 2002                                    2003


  Best quarter:          6/03    17.21%
  Worst quarter:         9/02   -15.81%



The following table indicates how the Fund's average annual returns for different periods compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                                        Since
                            1 Year   Inception(a)
-----------------------------------------------------
ABN AMRO/Veredus
  Select Growth
  Fund:(b)
  Return Before
    Taxes                   38.53%      -1.11%
  Return After Taxes
    on Distributions        38.53%      -1.11%
  Return After Taxes
    on Distributions
    and Sale of Fund
    Shares                  25.04%      -0.94%
-----------------------------------------------------
Russell 1000 Index
  (reflects no
  deduction for
  taxes, expenses or
  fees)                     29.89%       0.88%
-----------------------------------------------------
Russell 1000 Growth
  Index (reflects no
  deduction for
  taxes, expenses or
  fees)                     29.75%      -3.27%
-----------------------------------------------------
Lipper Multi-Cap
  Core Fund Index
  (reflects no
  deduction for
  taxes, expenses or
  fees)                     31.31%       1.37%
-----------------------------------------------------



(a)(Fund's inception: December 31, 2001. Index data computed from December 31, 2001.



(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


ABN AMRO MID CAP FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.


                          CALENDAR YEAR TOTAL RETURN*


       27.35%          26.15%    26.46%    (5.66)%   11.44%    27.56%    14.21%   (16.71)%   41.42%
        1995            1996      1997      1998      1999      2000      2001      2002      2003


  Best quarter:          6/03    30.10%
  Worst quarter:         9/02   -19.54%



*Optimum Investment Advisors LP became the sub-adviser in October 2003. Performance prior to that date reflects the performance of a previous sub-adviser. However, the Fund's portfolio manager has not changed. For more information, see "The Sub-Advisers" on page 39.



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                                                    Since
                            1 Year    5 Years    Inception(a)
-----------------------------------------------------------------
ABN AMRO Mid Cap
  Fund:(b)
  Return Before
    Taxes                   41.42%    13.84%        15.24%
  Return After Taxes
    on Distributions        41.35%    12.75%        13.39%
  Return After Taxes
    on Distributions
    and Sale of Fund
    Shares                  27.02%    11.60%        12.53%
-----------------------------------------------------------------
S&P 400 Mid-Cap
  Index
  (reflects no
  deduction for
  taxes, expenses or
  fees)                     35.62%     9.21%        15.26%
-----------------------------------------------------------------
Lipper Mid-Cap Value
  Fund Index
  (reflects no
  deduction for
  taxes, expenses or
  fees)                     39.08%     9.42%        11.56%
-----------------------------------------------------------------



(a)Fund's inception: September 19, 1994. Index data computed from September 30, 1994.



(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-


deferred arrangements, such as 401(k) plans or individual retirement accounts.

ABN AMRO/TAMRO SMALL CAP FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

          13.57%                    (11.08)%                    56.86%
           2001                       2002                       2003




  Best quarter:         6/03    25.28%
  Worst quarter:        9/02   -21.53%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                                                                                Since
                                                                    1 Year   Inception(a)
---------------------------------------------------------------------------------------------
ABN AMRO/TAMRO Small Cap Fund:(b)
  Return Before Taxes                                               56.86%      19.44%
  Return After Taxes on Distributions                               52.01%      18.07%
  Return After Taxes on Distributions and Sale of Fund
    Shares                                                          38.66%      16.28%
---------------------------------------------------------------------------------------------
Russell 2000 Index (reflects no deduction for taxes,
  expenses or fees)                                                 47.25%       8.97%
---------------------------------------------------------------------------------------------
Lipper Small-Cap Core Fund Index (reflects no deduction for
  taxes, expenses or fees)                                          40.90%       9.89%
---------------------------------------------------------------------------------------------



(a)Fund's inception: November 30, 2000. Index data computed from November 30, 2000.



(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

       112.57%             30.18%          (13.16)%         (43.91)%          44.48%
        1999                2000             2001             2002             2003


  Best quarter:          12/99    44.67%
  Worst quarter:          9/98   -22.60%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                                                                                         Since
                                                                    1 Year   5 Year   Inception(a)
--------------------------------------------------------------------------------------------------
ABN AMRO/Veredus Aggressive Growth Fund:(b)
  Return Before Taxes                                               44.48%   14.26%      13.76%
  Return After Taxes on Distributions                               44.48%   11.98%      11.69%
  Return After Taxes on Distributions and Sale of Fund
    Shares                                                          28.91%   11.15%      10.87%
------------------------------------------------------------------------------------------------------
Russell 2000 Index (reflects no deduction for taxes,
  expenses or fees)                                                 47.25%    7.13%       5.04%
------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index (reflects no deduction for taxes,
  expenses or fees)                                                 48.54%    0.86%       0.03%
------------------------------------------------------------------------------------------------------
Lipper Small-Cap Growth Fund Index
  (reflects no deduction for taxes, expenses or fees)               44.77%    6.16%       4.44%
------------------------------------------------------------------------------------------------------



(a)Fund's inception: June 30, 1998. Index data computed from June 30, 1998.



(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ABN AMRO REAL ESTATE FUND

FUND PERFORMANCE


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance. The Common share class and Investor share class of ABN AMRO Real Estate Fund were reorganized into Class N shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Common share class of the predecessor fund.

                           CALENDAR YEAR TOTAL RETURN

      (12.35)%           (3.32)%       28.77%         7.29%         4.60%        36.28%
        1998              1999          2000          2001          2002          2003


  Best quarter:          6/00    11.22%
  Worst quarter:         9/99   -10.05%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                                                    Since
                            1 Year    5 Years    Inception(a)
-------------------------------------------------------------
ABN AMRO Real Estate
  Fund:(b)
  Return Before
    Taxes                   36.28%    13.74%        8.81%
  Return After Taxes
    on Distributions        34.73%    11.75%        6.93%
  Return After Taxes
    on Distributions
    and Sale of Fund
    Shares                  23.77%    10.72%        6.42%
-----------------------------------------------------------------
Morgan Stanley REIT
  Equity Index
  (reflects no
  deduction for
  taxes, expenses or
  fees)                     36.74%    14.11%        8.24%
-----------------------------------------------------------------
Lipper Real Estate
  Fund Index
  (reflects no
  deduction for
  taxes, expenses or
  fees)                     37.21%    13.66%        7.83%
-----------------------------------------------------------------



(a)Fund's inception: December 30, 1997. Index data computed from December 31, 1997.



(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


ABN AMRO/VEREDUS SCITECH FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

         (1.49)%                    (46.59)%                    53.88%
           2001                       2002                       2003


  Best quarter:          12/01    33.28%
  Worst quarter:          6/02   -26.69%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                                         Since
                            1 Year    Inception(a)
------------------------------------------------------
ABN AMRO/Veredus
  SciTech Fund:(b)
  Return Before
    Taxes                   53.88%       -8.20%
  Return After Taxes
    on Distributions        53.88%       -8.29%
  Return After Taxes
    on Distributions
    and Sale of Fund
    Shares                  35.02%       -6.90%
------------------------------------------------------
PSE Technology Index
  (reflects no
  deduction for
  taxes, expenses or
  fees)                     52.14%      -12.24%
------------------------------------------------------
Lipper Science and
  Technology Fund
  Index
  (reflects no
  deduction for
  taxes, expenses or
  fees)                     51.31%      -24.69%
------------------------------------------------------



(a)Fund's inception: June 30, 2000. Index data computed from June 30, 2000.



(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-


deferred arrangements, such as 401(k) plans or individual retirement accounts.

ABN AMRO SELECT SMALL CAP FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance. The Class A shares of Independence One Small Cap Fund were reorganized into Class N shares of the Fund on June 15, 2002. Performance figures shown below include the performance of the Class A shares of the predecessor fund.

                           CALENDAR YEAR TOTAL RETURN

       10.05%              11.04%           4.67%           (15.34)%          32.93%
        1999                2000             2001             2002             2003


  Best quarter:          12/01    21.48%
  Worst quarter:          9/02   -17.40%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                                                            Since
                                    1 Year    5 Years    Inception(a)
-------------------------------------------------------------------------
ABN AMRO Select Small Cap
  Fund:(b)
  Return Before Taxes               32.93%     7.56%        6.32%
  Return After Taxes on
    Distributions                   32.39%     6.03%        4.94%
  Return After Taxes on
    Distributions and Sale of
    Fund Shares                     22.13%     5.75%        4.75%
-------------------------------------------------------------------------
S&P SmallCap 600 Index
  (reflects no deduction for
  taxes, expenses or fees)          38.79%     9.67%        7.33%
-------------------------------------------------------------------------
Lipper Small-Cap Core Fund Index
  (reflects no deduction for
  taxes, expenses or fees)          40.90%     9.39%        6.69%
-------------------------------------------------------------------------



(a)Fund's inception: June 22, 1998. Index data computed from June 30, 1998.



(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


ABN AMRO BALANCED FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

       16.56%           20.92%     25.13%     12.89%     5.46%     (6.14)%    (10.04)%    15.78%
        1996             1997       1998       1999       2000       2001       2002       2003


  Best quarter:          12/98   14.75%
  Worst quarter:          9/01   -9.54%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                                                   Since
                             1 Year   5 Years   Inception(a)
 ---------------------------------------------------------------
 ABN AMRO Balanced
   Fund:(b)
   Return Before
     Taxes                   15.78%    3.08%       9.73%
   Return After Taxes
     on Distributions        15.36%    1.78%       8.06%
   Return After Taxes
     on Distributions
     and Sale of Fund
     Shares                  10.37%    2.03%       7.68%
 ---------------------------------------------------------------
 S&P 500 Index
   (reflects no
   deduction for
   taxes, expenses or
   fees)                     28.67%   -0.57%       9.86%
 ---------------------------------------------------------------
 Lehman Brothers
   Aggregate Bond
   Index
   (reflects no
   deduction for
   taxes, expenses or
   fees)                      4.10%    6.62%       7.20%
 ---------------------------------------------------------------
 60% S&P 500
   Index/40% Lehman
   Brothers Aggregate
   Bond Index
   (reflects no
   deduction for
   taxes, expenses or
   fees)                     18.45%    2.66%       9.18%
 ---------------------------------------------------------------
 Lipper Balanced Fund
   Index
   (reflects no
   deduction for
   taxes, expenses or
   fees)                     19.94%    2.95%       8.03%
 ---------------------------------------------------------------



(a)Fund's inception: September 21, 1995. Index data computed from September 30, 1995.



(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ABN AMRO/MONTAG & CALDWELL BALANCED FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

       29.39%          20.37%    23.49%    23.07%    12.84%    (0.81)%   (5.52)%  (12.35)%   11.66%
        1995            1996      1997      1998      1999      2000      2001      2002      2003


  Best quarter:          12/98   16.94%
  Worst quarter:          3/01   -9.14%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                                                   Since
                            1 Year    5 Years   Inception(a)
------------------------------------------------------------
ABN AMRO/Montag &
 Caldwell Balanced
 Fund:(b)
 Return Before Taxes         11.66%    0.69%       10.13%
 Return After Taxes
   on Distributions          11.22%   -0.27%        8.70%
 Return After Taxes
   on Distributions
   and Sale of Fund
   Shares                     7.73%    0.14%        8.19%
----------------------------------------------------------------
S&P 500 Index
 (reflects no
 deduction for
 taxes, expenses or
 fees)                       28.67%   -0.57%       11.69%
----------------------------------------------------------------
Lehman Brothers
 Government Credit
 Bond Index
 (reflects no
 deduction for
 taxes, expenses or
 fees)                        4.67%    6.66%        8.11%
----------------------------------------------------------------
60% S&P 500
 Index/40% Lehman
 Brothers Government
 Credit Bond Index
 (reflects no
 deduction for
 taxes, expenses or
 fees)                       18.75%    2.70%       10.63%
----------------------------------------------------------------
Lipper Balanced Fund
 Index
 (reflects no
 deduction for
 taxes, expenses or
 fees)                       19.94%    2.95%        9.14%
----------------------------------------------------------------



(a)Fund's inception: November 2, 1994. Index data computed from October 31,
1994.



(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


ABN AMRO BOND FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

       (2.84)%         17.50%   3.84%    8.98%    7.69%   (0.43)%   10.85%   7.46%    6.66%    3.89%
        1994            1995     1996     1997     1998     1999     2000     2001     2002     2003


  Best quarter:         6/95    5.55%
  Worst quarter:        3/94   -2.26%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                            1 Year    5 Years    10 Years
-------------------------------------------------------------
ABN AMRO Bond
  Fund:(a)
  Return Before
    Taxes                    3.89%     5.62%      6.22%
  Return After Taxes
    on Distributions         2.23%     3.32%      3.79%
  Return After Taxes
    on Distributions
    and Sale of Fund
    Shares                   2.52%     3.34%      3.77%
-------------------------------------------------------------
Lehman Brothers
  Aggregate Bond
  Index
  (reflects no
    deduction for
    taxes, expenses
    or fees)                 4.10%     6.62%      6.95%
-------------------------------------------------------------
Lipper Intermediate
  Investment Grade
  Debt Fund Index
  (reflects no
    deduction for
    taxes, expenses
    or fees)                 5.41%     6.23%      6.41%
-------------------------------------------------------------



(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ABN AMRO INVESTMENT GRADE BOND FUND

FUND PERFORMANCE*


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance. The Trust Class and Class B shares of the Independence One Fixed Income Fund and the Class A and Class B Shares of the Independence One U.S. Government Securities Fund were reorganized into Class I shares of the ABN AMRO Investment Grade Bond Fund on June 15, 2002. Performance figures shown below include the performance of the Trust Class of Independence One Fixed Income Fund.



                  CALENDAR YEAR TOTAL RETURN

                                  (BAR CHART)



        3.45%           7.47%      7.77%     (0.27%)     8.42%      7.88%      9.21%      2.21%
        1996             1997       1998       1999       2000       2001       2002       2003



  Best quarter:          9/02    5.18%
  Worst quarter:         3/96   -0.97%



*The returns are for Class I shares that are not offered in this prospectus. Class N shares would have substantially similar annual returns because Class I shares and Class N shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that Class I shares and Class N shares do not have the same expenses.



The following table indicates how the Fund's average annual returns for Class I shares for different calendar periods compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.



                          AVERAGE ANNUAL TOTAL RETURN


                   (For the periods ended December 31, 2003)



                                                             Since
                                       1 Year   5 Years   Inception(a)
--------------------------------------------------------------------------
ABN AMRO Investment Grade Bond Fund
  Class I:(b)
  Return Before Taxes                  2.21%     5.42%       5.91%
  Return After Taxes and
    Distributions                      0.15%     3.02%       3.49%
  Return After Taxes and
    Distributions and Sale of Fund
    Shares                             1.90%     3.21%       3.58%
--------------------------------------------------------------------------
Lehman Brothers Intermediate
  Aggregate Bond Index (reflects no
  deduction for taxes, expenses or
  fees)                                3.81%     6.65%       6.92%
--------------------------------------------------------------------------
Lipper Intermediate Investment Grade
  Debt Fund Index (reflects no
  deduction for taxes, expenses or
  fees)                                5.41%     6.23%       6.62%
--------------------------------------------------------------------------



(a)Fund's inception: October 23, 1995. Index data computed from October 31,
1995.



(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


ABN AMRO HIGH YIELD BOND FUND

FUND PERFORMANCE


The Fund is new and does not have a full calendar year of operations. Performance information will be included in the Fund's first annual or semi-annual report.



After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ABN AMRO MUNICIPAL BOND FUND

FUND PERFORMANCE


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.



                           CALENDAR YEAR TOTAL RETURN



       (2.24)%         11.05%   3.10%    5.49%    5.52%   (1.75)%   9.50%    5.10%    9.03%    4.29%
        1994            1995     1996     1997     1998     1999     2000     2001     2002     2003



  Best quarter:          9/02    4.22%
  Worst quarter:         3/94   -2.89%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.



                          AVERAGE ANNUAL TOTAL RETURN


                   (For the periods ended December 31, 2003)



                             1 Year    5 Years    10 Years
 -------------------------------------------------------------
 ABN AMRO Municipal
   Bond Fund:(a)
   Return Before
     Taxes                   4.29%      5.15%      4.82%
   Return After Taxes
     on Distributions        3.95%      5.08%      4.79%
   Return After Taxes
     on Distributions
     and Sale of Fund
     Shares                  4.19%      5.00%      4.71%
 -------------------------------------------------------------
 Lehman Brothers
   Municipal
   Five-Year General
   Obligations Bond
   Index
   (reflects no
   deduction for
   taxes, expenses or
   fees)                     4.13%      5.57%      5.42%
 -------------------------------------------------------------
 Lipper Intermediate
   Municipal Fund
   Index
   (reflects no
   deduction for
   taxes, expenses or
   fees)                     4.36%      4.90%      5.01%
 -------------------------------------------------------------



(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


ABN AMRO INVESTOR MONEY MARKET FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

        3.91%          5.62%    5.07%    5.22%    5.16%    4.80%    6.07%    3.62%    1.27%    0.70%
        1994            1995     1996     1997     1998     1999     2000     2001     2002     2003


  Best quarter:          12/00   1.56%
  Worst quarter:         12/03   0.14%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of iMoneyNet First Tier Retail Average. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                             1 Year   5 Years   10 Years
 -----------------------------------------------------------
 ABN AMRO Investor
   Money Market
   Fund(a)                   0.70%     3.27%     4.13%
 -----------------------------------------------------------
 iMoneyNet First Tier
   Retail Average
   Index                     0.49%     3.10%     3.95%
 -----------------------------------------------------------



(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


To obtain the Fund's current yield, please call 800 992-8151 or visit our Web site at www.abnamrofunds.com.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES

As a benefit of investing in Class N shares of ABN AMRO Funds, you do not incur any sales loads or exchange fees. HOWEVER, A REDEMPTION FEE IS CHARGED ON CERTAIN SHORT-TERM REDEMPTIONS TO SHAREHOLDERS OF ALL ABN AMRO FUNDS (EXCEPT THE MONEY MARKET FUNDS) UNLESS AN EXCEPTION IS AVAILABLE(A). THE FOLLOWING TABLE LISTS THE REDEMPTION FEES FOR THE ABN AMRO FUNDS IN THIS PROSPECTUS.



FUND                                      REDEMPTION FEE
ABN AMRO GROWTH                           2% WITHIN 7 DAYS
ABN AMRO/MONTAG & CALDWELL GROWTH         2% WITHIN 7 DAYS
ABN AMRO/TAMRO LARGE CAP VALUE            2% WITHIN 7 DAYS
ABN AMRO VALUE                            2% WITHIN 7 DAYS
ABN AMRO/VEREDUS SELECT GROWTH            2% WITHIN 7 DAYS
ABN AMRO MID CAP                          2% WITHIN 7 DAYS
ABN AMRO/TAMRO SMALL CAP                  2% WITHIN 7 DAYS
ABN AMRO/VEREDUS AGGRESSIVE GROWTH        2% WITHIN 7 DAYS
ABN AMRO SELECT SMALL CAP                 2% WITHIN 7 DAYS
ABN AMRO REAL ESTATE                      2% WITHIN 90 DAYS
ABN AMRO/VEREDUS SCITECH                  2% WITHIN 90 DAYS
ABN AMRO BALANCED                         2% WITHIN 7 DAYS
ABN AMRO/MONTAG & CALDWELL BALANCED       2% WITHIN 7 DAYS
ABN AMRO BOND                             2% WITHIN 7 DAYS
ABN AMRO INVESTMENT GRADE BOND            2% WITHIN 7 DAYS
ABN AMRO HIGH YIELD BOND                  2% WITHIN 90 DAYS
ABN AMRO MUNICIPAL BOND                   2% WITHIN 90 DAYS
ABN AMRO INVESTOR MONEY MARKET            NO REDEMPTION FEE



(a)See "Redemption Fees" on page 45 for more details.



If you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.


                                                                                           TOTAL                NET
                                                   MANAGEMENT   DISTRIBUTION    OTHER     EXPENSE     FEE     EXPENSE
                      FUND                            FEES      (12B-1) FEES   EXPENSES    RATIO    WAIVERS    RATIO
ABN AMRO Growth(a)                                    0.70%         0.25%        0.16%     1.11%       --%     1.11%
ABN AMRO/Montag & Caldwell Growth(a)                  0.66          0.25         0.15      1.06         --     1.06
ABN AMRO/TAMRO Large Cap Value                        0.80          0.25         0.87      1.92      (0.72)    1.20(b)
ABN AMRO Value                                        0.80          0.25         0.14      1.19      (0.25)    0.94(b)
ABN AMRO/Veredus Select Growth                        0.80          0.25         3.26      4.31      (3.01)    1.30(b)
ABN AMRO Mid Cap                                      0.80          0.25         0.31      1.36      (0.02)    1.34(c)
ABN AMRO/TAMRO Small Cap                              0.90          0.25         0.29      1.44      (0.14)    1.30(b)
ABN AMRO/Veredus Aggressive Growth(a)                 1.00          0.25         0.25      1.50      (0.04)    1.46(c)
ABN AMRO Select Small Cap                             0.50          0.25         0.34      1.09         --     1.09
ABN AMRO Real Estate                                  1.00          0.25         0.31      1.56      (0.19)    1.37(b)
ABN AMRO/Veredus SciTech                              1.00          0.25         3.40      4.65      (3.05)    1.60(b)
ABN AMRO Balanced(a)                                  0.70          0.25         0.12      1.07         --     1.07
ABN AMRO/Montag & Caldwell Balanced(a)                0.75          0.25         0.15      1.15         --     1.15
ABN AMRO Bond(a)                                      0.55          0.25         0.12      0.92      (0.18)    0.74(b)
ABN AMRO Investment Grade Bond(a)                     0.50(e)       0.25         0.23      0.98      (0.09)   0.89(b)
ABN AMRO High Yield Bond(a)                           0.45          0.25         0.55      1.25      (0.45)    0.80(b)
ABN AMRO Municipal Bond                               0.60          0.05         0.25      0.90         --     0.90(d)
ABN AMRO Investor Money Market                        0.40           N/A         0.11      0.51         --     0.51



(a)ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND, ABN AMRO BALANCED FUND, ABN AMRO/MONTAG & CALDWELL BALANCED FUND, ABN AMRO BOND FUND, ABN AMRO INVESTMENT GRADE BOND FUND and ABN AMRO HIGH YIELD BOND FUND each offer two classes of shares that invest in the same portfolio of securities. ABN AMRO/MONTAG & CALDWELL GROWTH FUND offers three classes of shares and ABN AMRO GROWTH FUND offers four classes of shares. Shareholders of Class N, C and R shares are subject to a 12b-1 distribution plan; Class C shares are also subject to a shareholder service plan; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class N shares, which are offered in this prospectus. Class I, C and R shares are offered in separate prospectuses.



(b)The above table reflects a continuation of the Advisers' contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The Advisers are contractually obligated to waive management fees and/or reimburse expenses through February 28, 2005 at the rates shown in the table.



(c)Effective March 1, 2003, the contractual expense limits through February 28, 2005 for ABN AMRO Mid Cap and ABN AMRO/Veredus Aggressive Growth Funds are 1.40% and 1.49%, respectively.



(d)The Adviser voluntarily waived management fees and/or reimbursed expenses for the fiscal year ended October 31, 2003, so that the net expense ratio was 0.50%.



(e)Effective March 1, 2004, the management fee for ABN AMRO Investment Grade Bond Fund decreased from 0.70% to 0.50%.

EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a Fund's actual or future expenses and returns.


FUND                                                          1 YEAR         3 YEARS         5 YEARS         10 YEARS
ABN AMRO Growth                                                $113          $  353          $  612           $1,352
ABN AMRO/Montag & Caldwell Growth                               108             337             585            1,294
ABN AMRO/TAMRO Large Cap Value(a)                               122             533             970            2,185
ABN AMRO Value(a)                                                96             353             630            1,421
ABN AMRO/Veredus Select Growth(a)                               132           1,032           1,945            4,282
ABN AMRO Mid Cap(a)                                             136             429             743            1,633
ABN AMRO/TAMRO Small Cap(a)                                     132             442             774            1,712
ABN AMRO/Veredus Aggressive Growth(a)                           149             470             815            1,787
ABN AMRO Select Small Cap                                       111             347             601            1,329
ABN AMRO Real Estate(a)                                         139             474             832            1,840
ABN AMRO/Veredus SciTech(a)                                     163           1,128           2,099            4,559
ABN AMRO Balanced                                               109             340             590            1,306
ABN AMRO/Montag & Caldwell Balanced                             117             365             633            1,398
ABN AMRO Bond(a)                                                 76             275             492            1,115
ABN AMRO Investment Grade Bond(a)                                91             303             533            1,193
ABN AMRO High Yield Bond(a)                                      82             352             N/A              N/A
ABN AMRO Municipal Bond                                          92             287             498            1,108
ABN AMRO Investor Money Market                                   52             164             285              640



(a)Includes one year of capped expenses in each period.

Other Investment Strategies

The investment policies of ABN AMRO/TAMRO Large Cap Value Fund, ABN AMRO Mid Cap Fund, ABN AMRO Select Small Cap Fund, ABN AMRO/TAMRO Small Cap Fund, ABN AMRO Real Estate Fund, ABN AMRO/Veredus SciTech Fund, ABN AMRO Bond Fund, ABN AMRO Investment Grade Bond Fund and ABN AMRO High Yield Bond Fund relating to the type of securities in which 80% of each Fund's assets must be invested (the "80% test") may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such changes.


In addition to the principal investment strategies described in the Fund summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks and apply to each Fund unless otherwise indicated. Please see page 28 for investment strategies applicable to each Fund.


ADRS/EDRS/GDRS

A Fund may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent and Global Depositary Receipts (GDRs), which are issued globally and evidence a similar ownership arrangement. The Funds, with the exception of ABN AMRO MID CAP FUND, have no intention of investing in unsponsored ADRs, EDRs or GDRs.


Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs and GDRs rather than directly in securities of foreign issuers, a Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject.


ASSET-BACKED SECURITIES


Asset-backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of notes or pass through certificates. Asset-backed securities have prepayment risks.


COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs carry general fixed income securities risks and risks associated with mortgage-backed securities.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the holder of the security to not take advantage of the convertible features in the appropriate time frame.

CORPORATE DEBT SECURITIES
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

DEBENTURES
Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

DEFENSIVE STRATEGY
There may be times when a Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. A Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.


DERIVATIVES

A Fund may invest in derivatives to limit risk in a portfolio and enhance investment return. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.



Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio manager anticipates.


FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The Equity Funds may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a Fund.


MORTGAGE-BACKED SECURITIES


Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.



Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.


PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities. To the extent there is an adequate trading market for lower-rated securities, high yield bonds generally are not subject to an increase in illiquidity.

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.

FUND                                      ADRS/EDRS/GDRS ASSET/MORTGAGE   BELOW    CMOS COMMERCIAL CORPORATE  CONVERTIBLE
                                                               -        INVESTMENT        PAPER       DEBT    SECURITIES
                                                             BACKED       GRADE            AND     SECURITIES
                                                           SECURITIES     (HIGH         SECURITIES
                                                                          YIELD)            OF
                                                                        SECURITIES        OTHER
                                                                                        INVESTMENT
                                                                                        COMPANIES

ABN AMRO Growth                                X                                            X          X          XP
ABN AMRO/Montag & Caldwell Growth              X                                            X          X          XP
ABN AMRO/TAMRO Large Cap Value                 X                                            X                      X
ABN AMRO Value                                 X                                            X                      X
ABN AMRO/Veredus Select Growth                 X                                            X                      X
ABN AMRO Mid Cap                               X                                            X          X          XP
ABN AMRO/TAMRO Small Cap                       X                            X               X                      X
ABN AMRO/Veredus Aggressive Growth             X                                            X                      X
ABN AMRO Real Estate                           X                                            X
ABN AMRO/Veredus SciTech                       X                                            X                      X
ABN AMRO Select Small Cap                                                                   X                      X
ABN AMRO Balanced                              X              XP            X       X       X         XP          XP
ABN AMRO/Montag & Caldwell Balanced            X              XP                    X       X         XP          XP
ABN AMRO Bond                                                 XP            X       X       X         XP           X
ABN AMRO Investment Grade Bond                                XP                    X       X         XP           X
ABN AMRO High Yield Bond                                       X            XP              X          X           X
ABN AMRO Municipal Bond                                                     X               X
ABN AMRO Investor Money Market                                                              XP

FUND                                       DEBENTURES DEFENSIVE    DEMAND    DERIVATIVES   EQUITY     FIXED     FOREIGN   PREFERRED
                                                       STRATEGY  INSTRUMENTS  (OPTIONS,  SECURITIES   INCOME   SECURITIES  STOCKS
                                                                              FORWARDS,             SECURITIES
                                                                              FUTURES,
                                                                               SWAPS)

ABN AMRO Growth                                X          X                      X           XP         X                    XP
ABN AMRO/Montag & Caldwell Growth              X          X                      X           XP         X                     X
ABN AMRO/TAMRO Large Cap Value                            X                      X           XP                    X          X
ABN AMRO Value                                            X                      X           XP                    X          X
ABN AMRO/Veredus Select Growth                 X          X                      X           XP                               X
ABN AMRO Mid Cap                               X          X                      X           XP         X                    XP
ABN AMRO/TAMRO Small Cap                                  X                      X           XP                    X          X
ABN AMRO/Veredus Aggressive Growth             X          X                      X           XP                               X
ABN AMRO Real Estate                                      X                      X           XP                    X
ABN AMRO/Veredus SciTech                       X          X                      X           XP                               X
ABN AMRO Select Small Cap                                 X                      X           XP                               X
ABN AMRO Balanced                              XP         X                      X           XP         XP                   XP
ABN AMRO/Montag & Caldwell Balanced            X          X                      X           XP         XP                    X
ABN AMRO Bond                                  XP         X                      X                      XP         X
ABN AMRO Investment Grade Bond                 X          X           X          X                      XP
ABN AMRO High Yield Bond                       X          X           X          X                      XP         X
ABN AMRO Municipal Bond                                   X                      X                      XP
ABN AMRO Investor Money Market                                                   X                      XP

FUND                                         REITS    REPURCHASE    RULE       U.S.
                                                      AGREEMENTS    144A    GOVERNMENT
                                                                 SECURITIES SECURITIES

ABN AMRO Growth                                           X          X          X
ABN AMRO/Montag & Caldwell Growth                         X          X          X
ABN AMRO/TAMRO Large Cap Value                 X          X          X          X
ABN AMRO Value                                 X          X          X          X
ABN AMRO/Veredus Select Growth                            X          X          X
ABN AMRO Mid Cap                                          X          X          X
ABN AMRO/TAMRO Small Cap                       X          X          X          X
ABN AMRO/Veredus Aggressive Growth                        X          X          X
ABN AMRO Real Estate                           XP         X          X          X
ABN AMRO/Veredus SciTech                                  X          X          X
ABN AMRO Select Small Cap                                 X          X          X
ABN AMRO Balanced                                         X          X          XP
ABN AMRO/Montag & Caldwell Balanced                       X          X          XP
ABN AMRO Bond                                             X          X          XP
ABN AMRO Investment Grade Bond                            X          X          XP
ABN AMRO High Yield Bond                                  X          X
ABN AMRO Municipal Bond                                   X          X          X
ABN AMRO Investor Money Market                            XP         XP         XP


X = Investment strategy applicable to a Fund.

P = Components of a Fund's principal investment strategy.

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.


ASSET-BACKED SECURITIES. Securities that represent a participation in, or are secured by and payable from, payments generated by credit cards, motor vehicle or trade receivables and the like.



BANK DEPOSITS. Cash, checks or drafts deposited in a financial institution for credit to a customer's account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days' notice before withdrawal.



BELOW INVESTMENT-GRADE (HIGH YIELD) SECURITIES. Lower rated, higher yielding securities issued by corporations. They are generally rated below investment-grade (i.e., Ba1/BB+ and below) by national bond rating agencies, or if unrated, are judged by the Adviser to be of equivalent quality. They are considered speculative and are sometimes called "junk bonds".



BOTTOM-UP INVESTING. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.



COMMERCIAL PAPER. Short-term fixed income securities issued by banks, corporations and other borrowers.



CORPORATE BONDS. Fixed income securities issued by corporations.


DEBENTURES. Bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer.

DIVERSIFICATION. The practice of investing in a broad range of securities to reduce risk.

DURATION. A calculation of the average life of a bond (or portfolio of bonds) that is a useful measure of the bond's price sensitivity to interest rate changes. The higher the duration number, the greater the risk and reward potential of the bond.


EQUITY SECURITIES. Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.



EXPENSE RATIO. A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.



FIXED INCOME SECURITIES. Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).



GROWTH STYLE INVESTING. An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.


IMONEYNET FIRST TIER RETAIL AVERAGE. An average consisting of non-government funds that hold paper considered to be of the highest credit quality by at least one nationally recognized statistical rating organization.


INVESTMENT OBJECTIVE. The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.


ISSUER. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.


LARGE-CAP STOCKS. Stocks issued by large companies. Unless otherwise defined by a fund manager or the Adviser, a large-cap company is defined as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multinationals.


LEHMAN BROTHERS AGGREGATE BOND INDEX. An unmanaged index representing more than 5,000 taxable government, investment-grade corporate and mortgage-backed securities.

LEHMAN BROTHERS GOVERNMENT CREDIT BOND INDEX. An unmanaged index that includes U.S. Government and investment-grade corporate securities with at least one year to maturity.


LEHMAN BROTHERS MUNICIPAL FIVE-YEAR GENERAL OBLIGATIONS BOND INDEX. An unmanaged index that tracks the returns of investment-grade tax-exempt general obligations.


LIPPER BALANCED FUND INDEX. An equally weighted index of the largest 30 funds within the balanced funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUND INDEX. An equally weighted index of the largest 30 funds within the intermediate investment grade funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

LIPPER INTERMEDIATE MUNICIPAL FUND INDEX. An equally weighted index of the largest 30 funds within the intermediate municipal funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

LIPPER LARGE-CAP GROWTH FUND INDEX. An equally weighted index of the largest 30 funds within the large company growth funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

LIPPER LARGE-CAP VALUE FUND INDEX. An equally weighted index of the largest 30 funds within the large cap value funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

LIPPER MID-CAP VALUE FUND INDEX. An equally weighted index of the largest 30 funds within the mid-sized company value funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

LIPPER MULTI-CAP CORE FUND INDEX. An equally weighted index of the largest 30 funds within the multi-capitalization core funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

LIPPER REAL ESTATE FUND INDEX. An equally weighted index of the largest 30 funds within the real estate funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

LIPPER SCIENCE AND TECHNOLOGY FUND INDEX. An equally weighted index of the largest 10 funds within the science and technology funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

LIPPER SMALL-CAP CORE FUND INDEX. An equally weighted index of the largest 30 funds within the small company core funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

LIPPER SMALL-CAP GROWTH FUND INDEX. An equally weighted index of the largest 30 funds within the small company growth funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.


MANAGEMENT FEE. The amount that a mutual fund pays to the investment adviser for its services.



MARKET CAPITALIZATION. Value of a corporation or other entity as determined by the market price of its securities.



MID-CAP STOCKS. Stocks issued by mid-sized companies. Unless otherwise defined by a fund manager or the Adviser, a mid-cap company is defined as one with a market capitalization between $1.5 billion and $5 billion, which is similar to the range of the Standard & Poor's MidCap 400 Index (S&P 400).



MONEY MARKET SECURITIES. Short-term fixed income securities of federal and local governments, banks and corporations.


MORGAN STANLEY REIT EQUITY INDEX. An unmanaged index that tracks the returns of REITs.


MORTGAGE-BACKED SECURITIES. Securities backed by Ginnie Mae, Fannie Mae and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent collections (pools) of commercial and residential mortgages.



MUNICIPAL SECURITIES. Fixed income obligations of state and local governments. Investments in municipal securities may support special construction projects, such as roads or hospitals, in the municipality that issues them. Interest from municipal bonds is usually exempt from federal taxes and from state taxes only in the state of issue. Some municipal securities are insured and guarantee the timely payment of interest and repayment of principal.



MUTUAL FUND. An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.


NET ASSET VALUE (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.


NO-LOAD FUND. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.


PACIFIC STOCK EXCHANGE (PSE) TECHNOLOGY INDEX. A price-weighted, broad-based index, comprised of no more than 100 listed and over-the-counter stocks representing the technology sector.

REITS. Real estate investment trusts are publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. Most REITs trade on major stock exchanges or over-the-counter.

REPURCHASE AGREEMENTS (REPOS). Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.


RISK/REWARD TRADE-OFF. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.


RUSSELL 1000 GROWTH INDEX. An unmanaged index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000 INDEX. An unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000 Index (which contains the 3000 largest stocks in the U.S. based on total market capitalization).

RUSSELL 2000 INDEX. An unmanaged index that contains the 2000 smallest common stocks in the Russell 3000 (which contains the 3000 largest stocks in the U.S. based on total market capitalization).

RUSSELL 2000 GROWTH INDEX. Comprised of securities in the Russell 2000 Index with a greater than average growth orientation. Companies in this index tend to exhibit higher price to book and price-earnings ratios.

RUSSELL 1000 VALUE INDEX. Comprised of securities in the Russell 1000 Index. Companies in this index tend to exhibit lower price to book ratios and lower cost to growth values.


SMALL-CAP STOCKS. Stocks issued by smaller companies. Unless otherwise defined by a fund manager or the Adviser, a small-cap company is defined as one with a market capitalization of less than $1.5 billion, which approximates the size of the largest company in the Russell 2000 Index.


STANDARD & POOR'S (S&P) 500 INDEX. An unmanaged index of 500 widely traded industrial, transportation, financial and public utility stocks.

S&P/BARRA VALUE INDEX. A capitalization weighted index made up of companies with lower book-to-price ratios.


S&P 400 MID-CAP INDEX. An unmanaged market value weighted index that consists of 400 domestic stocks chosen for market size, liquidity and industry group representation.


S&P SMALLCAP 600 INDEX. A market capitalization-weighted index of 600 common stocks from a variety of economic sectors and industrial groups.


TOP-DOWN INVESTING. An investing approach in which securities are chosen by looking at the industry or sector level based on market trends and/or economic forecasts.



TOTAL RETURN. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.



12B-1 FEE. A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus. (See "Distribution Plan 12b-1 Fees" on page 47.)



U.S. GOVERNMENT SECURITIES. Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy.



VALUE STYLE INVESTING. An investing approach that involves buying stocks that are out of favor and/or undervalued compared to their peers. Generally, value stock valuation levels are lower than growth stocks.



VARIABLE RATE SECURITIES. Securities that have interest rates that may be adjusted periodically to reflect changes in interest rates. Interest rate adjustments can either raise or lower the income generated by the securities.



YANKEE BONDS. Dollar-denominated bonds issued in the U.S. by foreign banks and corporations.


YIELD. A measure of net income (dividends and interest) earned by the securities in a fund's portfolio, less a fund's expenses, during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.


ZERO-COUPON BONDS. Debt securities that do not pay interest at regular intervals and are issued at a discount from face value. The discount approximates the total amount of interest the bond will accrue from the date of issuance to maturity.

Management of the Funds

THE ADVISERS

Each Fund has an Adviser that provides management services. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights each Fund and its lead portfolio manager(s) and investment experience and the management fee paid by each Fund for the most recent fiscal year. ABN AMRO Value Fund, ABN AMRO Select Small Cap Fund and ABN AMRO Mid Cap Fund also have a sub-adviser.

ABN AMRO ASSET MANAGEMENT (USA) LLC

ABN AMRO Asset Management (USA) LLC ("ABN AMRO Asset Management") is the Adviser to several ABN AMRO Funds. As of December 31, 2003, ABN AMRO Asset Management managed approximately $10.5 billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 161 N. Clark Street, 9th Floor, Chicago, IL 60601, is an indirect and wholly-owned subsidiary of ABN AMRO Holding N.V. and an affiliate of the Funds' Administrator.



FUND NAME                           PORTFOLIO MANAGER(S)       INVESTMENT EXPERIENCE
ABN AMRO Value Fund (subadvised by                             Managed by a team of investment professionals.
  MFS Institutional Advisors,
  Inc.)
ABN AMRO Select Small Cap Fund                                 Managed by a team of investment professionals.
  (subadvised by thinkorswim
  Advisors, Inc.)
ABN AMRO Real Estate Fund           Nancy J. Holland, CPA      Portfolio Manager since the Fund's inception; Senior
                                                               Managing Director of the Adviser. Ms. Holland has been
                                                               associated with the Adviser and its predecessor since
                                                               January 1997. Prior to joining the Adviser Ms. Holland was a real estate analyst with Edward Jones from January
                                                               1995 - December 1996. Ms. Holland holds a B.S. in
                                                               Accounting from Saint Louis University.
ABN AMRO High Yield Bond Fund       Todd J. Youngberg, CFA     Co-Portfolio Manager of ABN AMRO High Yield Bond Fund
                                                               since the Fund's inception and Managing Director of the
                                                               Adviser. He joined ABN AMRO Asset Management in 1998 to
                                                               spearhead the high yield products. Mr. Youngberg heads the
                                                               ABN AMRO Global High Yield Committee and shares
                                                               responsibility for determining overall strategy, security
                                                               selection and the day-to-day management of the Fund.
                                                               Before joining ABN AMRO, he was employed with AmerUs
                                                               Capital Management in Des Moines, Iowa for over nine years where he managed high yield portfolios after spending time as a high yield/credit analyst. Mr. Youngberg received a
                                                               Bachelor of Arts in business from Central College in
                                                               Pella, Iowa and his M.B.A. from Drake University. He is a
                                                               member of the Association of Investment Management and
                                                               Research.
                                    Charles Ullerich, CFA      Co-Portfolio Manager of ABN AMRO High Yield Bond Fund
                                                               since the Fund's inception and Vice President of the
                                                               Adviser. Mr. Ullerich joined ABN AMRO Asset Management in
                                                               2001 and specializes in the telecommunications, media,
                                                               technology, and gaming sectors in addition to his
                                                               co-portfolio manager responsibilities. Mr. Ullerich is a
                                                               member of the ABN AMRO Global High Yield Committee and
                                                               shares responsibility for determining strategy, security
                                                               selection, and day-to-day management of the Fund. Previous to working at ABN AMRO, Mr. Ullerich was employed with ING
                                                               Pilgrim Securities as a portfolio manager and senior
                                                               analyst for the total return high yield funds. Mr.
                                                               Ullerich has a Bachelor of Science from Arizona State
                                                               University. Mr. Ullerich is a Certified Internal Auditor.

ABN AMRO ASSET MANAGEMENT, INC.

ABN AMRO Asset Management, Inc. ("AAAM Inc.") is the Adviser to several ABN AMRO Funds and is located at 161 N. Clark Street, Chicago, Illinois 60601. Investment management teams make the investment decisions for each Fund. As of December 31, 2003, AAAM Inc. managed approximately $9.3 billion in assets, consisting primarily of institutional accounts, including insurance, pension and profit sharing accounts. AAAM Inc. is a member of the ABN AMRO group of companies.



FUND NAME                           PORTFOLIO MANAGER(S)    INVESTMENT EXPERIENCE
ABN AMRO Growth Fund                Bernard F.              Portfolio Manager of the Fund since September 1999;
                                    Myszkowski, CFA         Executive Vice President and Chief Equity Officer;
                                                            associated with AAAM Inc. and its affiliates and
                                                            predecessors since 1969. He has been a member of the Equity
                                                            Investment Committee since 1993, and a manager of balanced and common stock portfolios for institutional and private
                                                            family accounts since 1973. Mr. Myszkowski received an MBA from Northwestern University in 1971.

                                    Richard S. Drake,       Portfolio Manager of the Fund since February 2000; Senior
                                    CFA                     Managing Director, Director of Equity Research and
                                                            Portfolio Manager; associated with AAAM Inc. and its
                                                            affiliates and predecessors since January 2000. Mr. Drake
                                                            began his investment career in 1983; he previously held a
                                                            senior investment management position with Duff & Phelps
                                                            Investment Management, Inc. from 1995-1999. Mr. Drake
                                                            received his MBA from Northwestern University.
ABN AMRO Mid Cap Fund               Thyra E. Zerhusen       Portfolio Manager of the Fund since May 1999; Ms. Zerhusen
  (subadvised by Optimum                                    joined the investment team of Optimum Investment Advisors
  Investment Advisors LP)*                                  LP in October 2003. Ms. Zerhusen has 26 years of investment management experience; from April 1999 to September 2003
                                                            she was on the investment team of Talon Asset Management
                                                            and from 1993 to 1999 she was Senior Vice President and
                                                            Principal at the Burridge Group. She has a Diplom Inginieur
                                                            from the Swiss Federal Institute of Technology and an MA in
                                                            Economics from the University of Illinois.
ABN AMRO Balanced Fund              Bernard F.              Portfolio Manager of the Fund since September 1999. Please
                                    Myszkowski, CFA         see above.
                                    Thomas J. Marthaler,    Portfolio Manager since the Fund's inception in 1995;
                                    CFA                     Director of Fixed Income; associated with AAAM Inc. and its affiliates and predecessors since 1981. He has managed
                                                            fixed income investment portfolios since 1984. Mr.
                                                            Marthaler has an MBA from Loyola University.
ABN AMRO Bond Fund                  Thomas J. Marthaler,    Portfolio Manager since the Fund's inception in 1993.
                                    CFA                     Please see above.
ABN AMRO Investment Grade Bond      Thomas J. Marthaler,    Portfolio Manager of the Fund since June 2002. Please see
  Fund                              CFA                     above.
ABN AMRO Municipal Bond Fund        Dawn Daggy-Mangerson    Portfolio Manager of the Fund since February 2000; Managing
                                                            Director associated with AAAM Inc. since 2000 as a Fixed
                                                            Income Portfolio Manager. She began her investment career
                                                            in 1988. Most recently she was a manager of national
                                                            tax-exempt fixed income mutual fund portfolios at Invesco
                                                            Funds Group from 1998 to 2000; manager of national and
                                                            state-specific tax-exempt fixed income mutual and common
                                                            funds, national and state-specified money market mutual
                                                            fund portfolios at Nationsbank/Tradestreet Investment from
                                                            1995 to 1998. She has a BS from DePaul University.
ABN AMRO Investor Money Market      Karen Van Cleave        Portfolio Manager of the Fund since May 2001; Ms. Van
  Fund                                                      Cleave is a Managing Director of AAAM Inc. She has been
                                                            Managing Director of ABN AMRO Asset Management since 1994
                                                            and is also the portfolio manager for ABN AMRO Money Market
                                                            Fund, ABN AMRO Government Money Market Fund and ABN AMRO
                                                            Treasury Money Market Fund. She received her BS in Business
                                                            Administration from Boston University.



* The Adviser has employed Optimum Investment Advisors LP as a Sub-adviser since October 2003.

                                        MANAGEMENT FEE PAID FOR
FUND NAME                              FISCAL YEAR ENDED 10/31/03
ABN AMRO Growth Fund                              0.70%
ABN AMRO Value Fund                               0.55%(a)
ABN AMRO Mid Cap Fund                             0.78%(a)
ABN AMRO Select Small Cap Fund                    0.46%(a)
ABN AMRO Real Estate Fund                         0.81%(a)
ABN AMRO Balanced Fund                            0.70%
ABN AMRO Bond Fund                                0.37%(a)
ABN AMRO Investment Grade Bond Fund               0.41%(a)
ABN AMRO High Yield Bond Fund                     0.00%(a)()
ABN AMRO Municipal Bond Fund                      0.20%(a)
ABN AMRO Investor Money Market Fund               0.40%



(a)Taking into account fee waivers then in effect.

MONTAG & CALDWELL, INC.


Montag & Caldwell, Inc. is the Adviser to two ABN AMRO Funds and is located at 3455 Peachtree Road NE Suite 1200, Atlanta, Georgia 30326. Ronald E. Canakaris leads the investment management team that makes the investment decisions for each Fund. The firm was founded in 1945 and is a wholly-owned subsidiary of ABN AMRO Asset Management Holdings, Inc. As of December 31, 2003, Montag & Caldwell managed approximately $30.9 billion in assets.


FUND NAME                           PORTFOLIO MANAGER       INVESTMENT EXPERIENCE
ABN AMRO/Montag & Caldwell          Ronald E. Canakaris,    Portfolio Manager since the Funds' inceptions in 1994;
  Growth Fund                       CIC, CFA                President and Chief Investment Officer of Montag &
ABN AMRO/Montag & Caldwell                                  Caldwell. He has been with the firm since 1972 and is
  Balanced Fund                                             responsible for developing the firm's investment process.
                                                            He has a BS and BA from the University of Florida.

                                                                   MANAGEMENT FEE PAID FOR
FUND NAME                                   GROSS MANAGEMENT FEE  FISCAL YEAR ENDED 10/31/03
                                                 First $800
ABN AMRO/Montag & Caldwell Growth Fund         million  0.80%          0.66%
                                                 Over $800
                                               million  0.60%
ABN AMRO/Montag & Caldwell Balanced Fund           0.75%               0.75%

VEREDUS ASSET MANAGEMENT LLC

Veredus Asset Management is the Adviser to three ABN AMRO Funds and is located at 6060 Dutchmans Lane, Louisville, Kentucky 40205. Veredus was founded in 1998 and is partially owned by ABN AMRO Asset Management Holdings, Inc. As of December 31, 2003, Veredus managed approximately $1.6 billion in assets.



FUND NAME                           PORTFOLIO MANAGER          INVESTMENT EXPERIENCE
ABN AMRO/Veredus Aggressive Growth  B. Anthony Weber           Portfolio Manager since the Fund's inception in 1998;
  Fund                                                         President and Chief Investment Officer of Veredus Asset
                                                               Management LLC. He leads the team that is responsible for
                                                               the day-to-day management of the Fund. Mr. Weber was
                                                               President and Senior Portfolio Manager of SMC Capital,
                                                               Inc. from 1993-1998. He has 20 years of investment
                                                               management experience. He received a BA from Centre
                                                               College of Kentucky.

                                    Charles P. McCurdy, Jr.,   Portfolio Manager of the Fund since February 2000;
                                    CFA                        Executive Vice President and Director of Research of
                                                               Veredus Asset Management LLC, since 1998. Formerly
                                                               employed by SMC Capital, Inc. from 1994-1998, Stock Yards
                                                               Bank and Trust and Citizens Fidelity Capital Management.
                                                               He received his BS from the University of Louisville in
                                                               1984.
ABN AMRO/Veredus SciTech Fund       Charles P. McCurdy, Jr.,   Portfolio Manager of the Fund since September 21, 2002.
                                    CFA                        Please see above.

                                    Charles F. Mercer, Jr.,    Portfolio Manager of the Fund since September 2001; Vice
                                    CFA                        President and Director of Research of Veredus Asset
                                                               Management LLC since June 1998. Prior experience includes:
                                                               research analyst, at SMC Capital Inc. from 1996 to 1998.
                                                               Mr. Mercer has a BA from Vanderbilt University.
ABN AMRO/Veredus Select Growth      B. Anthony Weber           Portfolio Manager of the Fund since September 21, 2002.
  Fund                                                         Please see above.

                                    Charles P. McCurdy, Jr.,   Portfolio Manager of the Fund since September 21, 2002.
                                    CFA                        Please see above.

                                    Charles F. Mercer, Jr.,    Portfolio Manager of the Fund since the Fund's inception
                                    CFA                        in December 2001. Please see above.



                                          MANAGEMENT FEE PAID FOR
FUND NAME                                FISCAL YEAR ENDED 10/31/03
ABN AMRO/Veredus Aggressive Growth Fund            0.96%(a)
ABN AMRO/Veredus SciTech Fund                      0.00%(a)
ABN AMRO/Veredus Select Growth Fund                0.00%(a)



(a)Taking into account fee waivers then in effect.

The following is performance of a composite of all of the large cap equity accounts (the "Adviser's Managed Accounts") managed by Veredus Asset Management. The investment objectives, policies and strategies of ABN AMRO/Veredus Select Growth Fund are substantially similar to those of the Adviser's Managed Accounts, and the Fund and Advisers' Managed Accounts are managed by the same investment team.

                                  TOTAL RETURN


                      Adviser's
                       Managed         Russell 1000      S&P 500
                      Accounts       Growth Index(a)     Index(a)
---------------------------------------------------------------------
    1998(b)             21.78%             15.22%           9.24%
---------------------------------------------------------------------
    1999                27.26              33.16           21.03
---------------------------------------------------------------------
    2000                25.42             -22.42           -9.10
---------------------------------------------------------------------
    2001               -14.78             -20.42          -11.88
---------------------------------------------------------------------
    2002               -29.40             -27.88          -22.09
---------------------------------------------------------------------
    2003                38.53              29.75           28.67
---------------------------------------------------------------------



                         AVERAGE ANNUAL TOTAL RETURN(C)



                      Adviser's
                       Managed        Russell 1000      S&P 500
                      Accounts       Growth Index(a)    Index(a)
--------------------------------------------------------------------
    One Year            38.53%            29.75%         28.67%
--------------------------------------------------------------------
    Three Years         -5.89             -9.36          -4.05
--------------------------------------------------------------------
    Five Years           5.87             -5.11          -0.57
--------------------------------------------------------------------
    Since July 1,
    1998                 9.17             -2.17           1.09
--------------------------------------------------------------------



(a)The Russell 1000 Growth Index is based on those securities in the Russell 1000 Index that have a greater than average growth orientation. The Russell 1000 Index is made up of 1000 of the largest capitalized US domiciled companies. The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. Each index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. Performance figures for each Index do not reflect deduction of transaction costs or expenses, including management fees.



(b)1998 percentages represent rates of return for the six-month period ended December 31, 1998 and are not annualized.



(c)Average annual returns for the periods ended December 31, 2003 use the Performance Presentation Standards of the Association for Investment Management and Research (AIMR) calculation of performance (see next column).


The composite rate of return is market-weighted reflecting the relative size of each eligible account, at the beginning of the relevant period. Performance figures reflected are net of management fees and net of all expenses, including transaction costs and commissions. Results include the reinvestment of dividends and capital gains. At times, the accounts in the composite included a significant investment in cash, which is not a component of either the S&P 500 Index or the Russell 1000 Index. At times, the Fund's investment in cash will vary depending on market conditions.

The performance of the accounts managed by Veredus does not represent the historical performance of the Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses, including management fees, the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and, availability of cash for new investments. If the Fund's fees and expenses had been used in calculating the composite performance, the performance of the composite would have been lower. In addition, the Adviser's Managed Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended (the "1940 Act") and the Internal Revenue Code of 1986, as amended (the "Code") which, if applicable, may have adversely affected the performance results of the managed accounts composite. The results for different products may vary.

TAMRO CAPITAL PARTNERS LLC


TAMRO Capital Partners LLC is the Adviser to two ABN AMRO Funds and is located at 1660 Duke Street, Alexandria, VA 22314. TAMRO was founded in 2000 and is a subsidiary of ABN AMRO Asset Management Holdings, Inc. As of December 31, 2003, TAMRO managed approximately $105 million in assets.


FUND NAME                           PORTFOLIO MANAGER       INVESTMENT EXPERIENCE
ABN AMRO/TAMRO                      Philip D. Tasho, CFA    Portfolio Manager since the Funds' inception in November
  Large Cap Value Fund                                      2000; Chief Investment Officer of TAMRO; Vice President of
ABN AMRO/TAMRO                                              Chicago Capital Management. He leads the team that is
  Small Cap Fund                                            responsible for the day-to-day management of the Funds. Most recently, Mr. Tasho served as Chief Executive Officer and
                                                            Chief Investment Officer of Riggs Investment Management
                                                            Corp. (RIMCO), from 1995 to 2000. He began his investment
                                                            management career in 1980. He received his MBA from George
                                                            Washington University.


                                      MANAGEMENT FEE PAID FOR
FUND NAME                            FISCAL YEAR ENDED 10/31/03
ABN AMRO/TAMRO Large Cap Value Fund            0.08%(a)
ABN AMRO/TAMRO Small Cap Fund                  0.76%(a)



(a)Taking into account fee waivers then in effect.



THE SUB-ADVISERS


OPTIMUM INVESTMENT ADVISORS LP

Optimum Investment Advisors LP is the sub-adviser to ABN AMRO MID CAP FUND pursuant to a sub-advisory agreement with AAAM Inc. and is located at 100 South Wacker Drive, Suite 2100, Chicago, IL 60606. Optimum Investment Advisors LP manages more than $844.8 million in assets for institutional and high net-worth clients. Optimum's general partner, Optimum Investment Group, Ltd, 100 South Wacker Drive, Suite 2100, Chicago, IL 60606, is a registered investment adviser.


MFS INSTITUTIONAL ADVISORS, INC.

MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116 serves as the sub-adviser of ABN AMRO VALUE FUND, pursuant to a sub-advisory agreement with ABN AMRO Asset Management. MFS, a Delaware corporation, is an 81.8%-owned subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., 500 Boylston Street, Boston Massachusetts 02116, which is in turn a wholly owned subsidiary of Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc. is a wholly owned subsidiary of Sun Life Assurance Company of Canada, 150 King Street West, 14th Floor, Toronto, Canada M5H IJ9, which in turn is a wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. at the same address. As of December 31, 2003, MFS Institutional Advisors, Inc. managed approximately $140.3 billion in assets.


THINKORSWIM ADVISORS, INC.

thinkorswim Advisors, Inc., formerly Sosnoff Sheridan Weiser Corporation, 36800 Woodward Avenue, Suite 102, Bloomfield Hills, Michigan 48304, serves as sub-adviser of ABN AMRO SELECT SMALL CAP FUND pursuant to a sub-advisory agreement with ABN AMRO Asset Management. thinkorswim Advisors, Inc. has managed mutual funds since 1995. thinkorswim Advisors, Inc. is controlled by Tom Sosnoff, its Director and President, and Scott Sheridan, its Director, Executive Vice-President and Secretary. As of December 31, 2003, thinkorswim Advisors, Inc. managed approximately $218.7 million in assets.

Shareholder Information

OPENING AN ACCOUNT


-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investments for each ABN AMRO Fund are as follows:
   o  Regular accounts: $2,500
   o  Individual Retirement Accounts (IRAs): $500
   o Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
   o Automatic Investment Plan (any type of account): We waive the initial investment minimum to open an account and the monthly investment minimum is $50.
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
-  Make your initial investment using the following table as a guideline.
-  All account openings must be in "good order."

BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included.
-  The amount of the transaction is specified in dollars or shares.
- Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.
-  Any required Medallion Signature Guarantees are included.

- Other supporting legal documents (as necessary) are present, including such requirements for written requests as described on page 43.



       BUYING SHARES                    TO OPEN AN ACCOUNT                         TO ADD TO AN ACCOUNT ($50 MINIMUM)
THROUGH YOUR FINANCIAL          - Your financial representative is    - Your financial representative is responsible for
REPRESENTATIVE                    responsible for transmitting the      transmitting the order promptly.
                                  order promptly.

BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application.                          check in the envelope provided and mail to us at the
ABN AMRO FUNDS                  - Make your check payable to ABN        address at the left.
P.O. BOX 9765                     AMRO Funds and mail to us at the    - We accept checks, bank drafts, money orders, wires and ACH
PROVIDENCE, RI 02940              address at the left.                  for purchases (see "Other Features" on p. 44). Checks must
                                - We accept checks, bank drafts         be drawn on U.S. banks. There is a $20 charge for returned
                                  and money orders for purchases.       checks.
                                  Checks must be drawn on U.S.        - Give the following wire/ACH information to your bank:
                                  banks to avoid any fees or            Mellon Trust of New England
                                  delays in processing your check.      ABA #01-10-01234
                                - We do not accept travelers,           For: ABN AMRO Funds
                                  temporary, post-dated, credit         A/C 140414
                                  card courtesy, second or third        FBO "ABN AMRO Fund Number"
                                  party checks (which are checks        "Your Account Number"
                                  made payable to someone other
                                  than the Funds).                      Include your name, account number, tax payer
                                                                        identification number or social security number, address
                                                                        and the Fund you wish to purchase in the wiring
                                                                        instructions.
                                                                      - We do not accept travelers, temporary, post-dated, credit card courtesy, second or third party checks (which are
                                                                        checks made payable to someone other than the Funds).
                                                                      - For your protection, our current Internet capabilities
                                                                        allow you to check balances and transfer monies only
                                                                        between Funds. Please contact us via mail with a signed
                                                                        letter of instruction for all other changes to your
                                                                        account.

       BUYING SHARES                    TO OPEN AN ACCOUNT                         TO ADD TO AN ACCOUNT ($50 MINIMUM)
BY PHONE                        - Obtain a Fund number and account    - Verify that your bank or credit union is a member of the
                                  by calling ABN AMRO Funds at the      ACH.
800 992-8151                      number at the left.                 - You should complete the "Bank Account Information" section
                                - Instruct your bank (who may           on your account application.
                                  charge a fee) to wire or ACH the    - When you are ready to add to your account, call ABN AMRO
                                  amount of your investment.            Funds and tell the representative the Fund name, account
                                - Give the following wire/ACH           number, the name(s) in which the account is registered and
                                  information to your bank:             the amount of your investment.
                                  Mellon Trust of New England         - Instruct your bank (who may charge a fee) to wire or ACH
                                  ABA #01-10-01234                      the amount of your investment.
                                  For: ABN AMRO Funds                 - Give the following wire/ACH information to your bank:
                                  A/C 140414                            Mellon Trust of New England
                                  FBO "ABN AMRO Fund Number"            ABA #01-10-01234
                                  "Your Account Number"                 For: ABN AMRO Funds
                                - Return your completed and signed      A/C 140414
                                  application to:                       FBO "ABN AMRO Fund Number"
                                  ABN AMRO Funds                        "Your Account Number"
                                  P.O. Box 9765                       - Include your name, account number, taxpayer identification
                                  Providence, RI 02940                  number or Social Security number, address and the Fund(s)
                                                                        you wish to purchase in the wire instructions.
BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of the
                                  application(s) from our Web           ACH.
WWW.ABNAMROFUNDS.COM              site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Obtain a Personal Identification Number (PIN) from ABN
                                  payable to ABN AMRO Funds and         AMRO Funds for use on ABN AMRO Funds' Web site if you have
                                  mail it to the address under "By      not already done so. To obtain a PIN, please call 800
                                  Mail" above.                          992-8151.
                                                                      - When you are ready to add to your account, access your
                                                                        account through ABN AMRO Funds' Web site and enter your
                                                                        purchase instructions in the highly secure area for
                                                                        shareholders only called "Account Access." ACH purchases
                                                                        on the Internet may take 3 or 4 business days.


Other share classes of ABN AMRO Funds are available through separate prospectuses.

Please call 800 992-8151 for more information.

EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading (which may subject you to a redemption fee) and may be difficult to implement in times of drastic market changes.

You can exchange shares from one ABN AMRO Fund to another within the same class of shares. You may also exchange between Class N and Class S shares of the ABN AMRO Funds. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account.
----------------------------------------------------------------
HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The sale of your shares may be taxable for you and may subject you to a redemption fee.
----------------------------------------------------------------

ABN AMRO Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES


Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order."

The following table shows guidelines for selling shares.


SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...
THROUGH YOUR FINANCIAL          - Accounts of any type                - Your financial representative is responsible for
REPRESENTATIVE                                                          transmitting the order promptly.
BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the Fund
                                - Sales or redemptions of any size      name, Fund number, your account number, the name(s) in
ABN AMRO FUNDS                    (For redemptions over $50,000         which the account is registered and the dollar value or
P.O. BOX 9765                     please see Medallion Signature        number of shares you wish to sell.
PROVIDENCE, RI 02940              Guarantee on the next page)         - Include all signatures and any additional documents that may be required. (See "Selling Shares in Writing" on page
                                                                        43). Signatures must be in original form, as photocopies
                                                                        are not accepted.
                                                                      - Mail to us at the address at the left.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it medallion signature guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 44).

BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your touch-tone
                                - Sales of up to $50,000 (for           phone, call 800 992-8151.
800 992-8151                      accounts with telephone account     - To place your request with an Investor Services Associate,
                                  privileges)                           call between 9 am and 7 pm ET, Monday - Friday.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it medallion signature guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 44).
                                                                      - The Funds reserve the right to refuse any telephone sales request and may modify the procedures at any time. The
                                                                        Funds make reasonable attempts to verify that telephone
                                                                        instructions are genuine, but you are responsible for any
                                                                        loss that you may bear from telephone requests.

BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW.ABNAMROFUNDS.COM                                                  - Obtain a Personal Identification Number (PIN) from ABN
                                                                        AMRO Funds (800 992-8151) for use on ABN AMRO Funds' Web
                                                                        site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your account,
                                                                        access your account through ABN AMRO Funds' Web site and
                                                                        enter your redemption instructions in the highly secure
                                                                        area for shareholders only called "Account Access". A
                                                                        check for the proceeds will be mailed to you at the
                                                                        address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 44).

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...

BY MONEY MARKET CHECKWRITING    - Regular accounts                    - Request the free checkwriting privilege on your
                                - ABN AMRO Investor Money Market        application.
                                  Fund only                           - Verify that the shares to be sold were purchased more than
                                                                        15 days earlier or were purchased by wire, otherwise there can be up to a 15-day hold on checks.
                                                                      - You may write unlimited checks, each for $100 or more. You cannot close an account by writing a check.
                                                                      - You continue to earn dividends until checks are presented for payment. There is a $30 charge for returned checks.
                                                                      - Currently, there is no charge for this privilege, but the
                                                                        Fund reserves the right to add one.
                                                                      - Canceled checks are available upon request but there is a fee to receive them.
                                                                      - The Fund may cancel this privilege at any time by giving notice to you.

SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  your address of record has changed within the past 30 days
-  you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner

SELLER                            REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint,      - Letter of instruction
sole proprietorship,              - On the letter, the signatures and titles of all persons
UGMA/UTMA, or general partner       authorized to sign for the account, exactly as the account
accounts                            is registered, must be in original form, as photocopies
                                    are not accepted
                                  - MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                                    page for more details)

Owners of corporate or            - Letter of instruction
association accounts              - Corporate resolution certified within the past 12 months
                                  - On the letter, the signatures and titles of all persons
                                    authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies
                                    are not accepted
                                  - MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                                    page for more details)

Owners or trustees of trust       - Letter of instruction
accounts                          - On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted
                                  - If the names of all trustees are not registered on the
                                    account, a copy of the trust document certified within the past 12 months
                                  - MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                                    page for more details)

Joint tenancy shareholders        - Certified letter of instruction signed by the surviving
whose co-tenants are deceased       tenant must be in original form, as photocopies are not
                                    accepted
                                  - Copy of death certificate
                                  - MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                                    page for more details)

Executors of shareholder          - Certified letter of instruction signed by executor must be
estates                             in original form, as photocopies are not accepted
                                  - Copy of order appointing executor
                                  - MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                                    page for more details)

Administrators, conservators,     - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above

IRA accounts                      - IRA distribution request form completed and signed. Call
                                    800 992-8151 for a form.

In addition to the situations described above, ABN AMRO Funds may require Medallion Signature Guarantees in other circumstances based on the amount of redemption request or other factors.

OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

----------------------------------------------------------------
WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
----------------------------------------------------------------

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):
- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 of the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your non-retirement account if the value of your account falls below the applicable minimum due to redemptions. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid closing the account.

TRANSACTION POLICIES

CALCULATING SHARE PRICE

When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. (ET)) by dividing a class's net assets by the number of its shares outstanding. Currently, the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.



ABN AMRO INVESTOR MONEY MARKET FUND uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price and adjustments for discounts or premiums are reflected in their acquisition cost. The amortized cost method of valuation is designed to help the Fund maintain a constant price of $1.00 per shares.


Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.

EXECUTION OF REQUESTS
Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail, telephone or Internet request in "good order." Under normal circumstances, purchase orders and redemption requests must be received by 4:00 p.m. ET (1:00 p.m. ET for ABN AMRO Investor Money Market Fund) for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent on the next business day, but are always sent within seven days of receipt of a request in "good order". Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

A Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

ABN AMRO Funds reserves the right to:

- refuse any purchase or exchange of shares if it could adversely affect a Fund or its operations

-  suspend the offering of Fund shares
- change the initial and additional investment minimums or waive these minimums for any investor
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.
-  change, withdraw or waive various services, fees and account policies

CUSTOMER IDENTIFICATION PROGRAM
Federal law requires ABN AMRO Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with ABN AMRO Funds. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, ABN AMRO Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in ABN AMRO Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. ABN AMRO Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

MONEY MARKET TRADING

For ABN AMRO INVESTOR MONEY MARKET FUND, your purchase will be processed at the net asset value calculated after your investment has been converted to federal funds. On days when the NYSE is open for trading and federal banks are closed (currently, Columbus Day and Veterans' Day), conversion into federal funds does not occur until the next business day. If you invest by check or a non-federal funds wire, you should allow one business day after receipt for conversion into federal funds. Checks must be made payable to "ABN AMRO Funds."



SHORT-TERM AND EXCESSIVE TRADING


The Funds are designed for long-term investors. The Funds are not designed for short-term trading or frequent trading. As a result the Funds have adopted redemption fees for certain funds as discussed below. The Funds may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions. The Funds reserve the right to:


- Reject any purchase, including exchange purchases, that could adversely affect the Funds or their operations;


- Limit, impose charges upon, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that are detrimental to the Funds;


- Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading.



In making the determination to exercise these rights, the Funds consider an investor's trading history in the Funds and accounts under common ownership or control. While the Funds employ reasonable measures to prevent short-term and excessive trading, the Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds' policies.


REDEMPTION FEES
ABN AMRO FUNDS (EXCEPT THE MONEY MARKET FUNDS) can experience substantial price fluctuations and are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Funds' investment programs and create significant additional transaction costs that are borne by all shareholders. For these reasons, ABN AMRO Funds (except the Money Market Funds) assess a 2% fee on redemptions (including exchanges) of Fund shares sold or exchanged within either 7 or 90 calendar days of purchase. See the redemption fee table on page 23 for the applicable period for each Fund.


Redemption fees are paid to the respective Fund to help offset transaction costs and to protect the Fund's long-term shareholders. Each Fund will use the "first-in, first-out" (FIFO) method to determine the holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than the required holding period, the fee will be charged. The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains).



Due to limitations with systems capabilities, omnibus or similar accounts of certain broker-dealers, banks and other intermediaries will not incur redemption fees at the omnibus account level. These accounts, including, but not limited to, certain pension plans, 401(k) plans and variable products, have multiple underlying shareholders who may be charged the redemption fee by the broker-dealer, bank or other intermediary.


ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. Account statements are also available online. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
-  after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS
To help reduce Fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.
DIVIDENDS
The following table shows the Funds' dividend and distribution schedule.

DISTRIBUTIONS
The Funds distribute income dividends and capital gains. Income dividends represent the earnings from a Fund's investments; capital gains occur when a Fund sells a portfolio security for more than the original purchase price.

                             DISTRIBUTION SCHEDULE

FUNDS                   DIVIDENDS, IF ANY                          CAPITAL GAINS DISTRIBUTION, IF ANY
Equity                  - Declared and paid quarterly              - Distributed at least once a year, in December
Balanced                - Declared and paid quarterly              - Distributed at least once a year, in December
Fixed Income
  ABN AMRO Bond         - Declared and paid monthly                - Distributed at least once a year, in December
    Fund, ABN AMRO
    Investment Grade
    Bond Fund and
    ABN AMRO High
    Yield Bond Fund
  ABN AMRO Municipal    - Declared daily and paid monthly          - Distributed at least once a year, in December
    Bond Fund
Money Market            - Declared daily and paid monthly          - Distributed at least once a year, in December

DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the ABN AMRO Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
-  complete the appropriate sections of the account application
- if you are using the Automatic Investment Plan to open an account, make a check ($50 minimum) payable to "ABN AMRO

   Funds." Mail your check and application to ABN AMRO Funds, P.O. Box 9765, Providence, RI 02940.

ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares, and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Investor Services Associates will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto "Account Access" on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

ABN AMRO Funds has procedures in place to try to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.

SYSTEMATIC WITHDRAWAL PLAN
This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:
-  you must have at least $50,000 in your account
-  determine the schedule: monthly, quarterly, semi-annually or annually
-  call 800 992-8151 to add a systematic withdrawal plan to your account

RETIREMENT PLANS
ABN AMRO Funds offers a range of retirement plans, including Traditional, Roth and Education Savings Accounts (formerly Education IRAs), SIMPLE IRAs, SEP IRAs, 401(k) plans, money purchase pension and profit-sharing plans. Using these plans, you can invest in any ABN AMRO Fund with a low minimum investment of $500. The annual maintenance fee for IRAs is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call ABN AMRO Funds at 800 992-8151.

DISTRIBUTION PLAN 12b-1 FEES


To pay for the cost of promoting the Funds and servicing your shareholder account, the Funds, except for ABN AMRO INVESTOR MONEY MARKET FUND, have adopted a Rule 12b-1 distribution plan. Under this plan, a fee at an annual rate of not more than 0.25% of each Fund's Class N shares' average daily net assets is paid to the distributor for certain expenses associated with the distribution of Fund shares and other services. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.



In addition to distribution and service fees paid by the Funds, the Advisers or their affiliates may compensate brokers or other service providers for various services out of their own assets and not as an additional charge to the Funds.


PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Funds attempt to obtain the best possible price and most favorable execution of transactions in their portfolio securities. Under policies established by the Board of Trustees, there may be times when a Fund may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Advisers generally determine in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Funds consider a broker-dealer's reliability, availability of research, the quality of its execution services and its financial condition.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in an ABN AMRO Fund. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequence of investing in the Funds is included in the Statement of Additional Information.

TAXES
Distributions you receive from a Fund may be taxable whether or not you reinvest them.

- The Funds pay dividends and distribute capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income, other than "qualified dividend income," are taxable to you as ordinary income.

- Distributions of "qualified dividend income" will generally be taxed at rates applicable to long-term capital gains.


- ABN AMRO Municipal Bond Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal tax may be subject to state and local taxes. Any dividends paid by ABN AMRO Municipal Bond Fund that are derived from capital gains will be subject to federal income tax.



- Distributions of net capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of a Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of a Fund.


- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

- If you do not provide ABN AMRO Funds with the complete and current taxpayer identification information and required certification, you may be subject to backup withholding tax.


- If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend."

Financial Highlights


These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of each Fund outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements as of October 31, 2003, which have been audited by Ernst & Young LLP, whose report along with those Funds' financial statements, is included in the ABN AMRO Funds' Annual Report, which is available upon request. The information for periods ended prior to October 31, 2001 for ABN AMRO Growth Fund, ABN AMRO/Montag & Caldwell Growth Fund, ABN AMRO Mid Cap Fund, ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus SciTech Fund, ABN AMRO Balanced Fund, ABN AMRO/Montag & Caldwell Balanced Fund, ABN AMRO Bond Fund, ABN AMRO Municipal Bond Fund and ABN AMRO Investor Money Market Fund and the information for periods ended prior to October 31, 2002 for ABN AMRO Select Small Cap Fund have been audited by the Funds' former independent auditors, whose reports expressed an unqualified opinion of the financial highlights.


ABN AMRO GROWTH FUND


                                                               Year       Year       Year       Year       Year
                                                              Ended      Ended      Ended      Ended      Ended
                                                             10/31/03   10/31/02   10/31/01   10/31/00   10/31/99
                                                             --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period                           $18.55     $20.38    $ 30.86     $27.71     $23.06
                                                             --------   --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                           (0.02)     (0.04)     (0.04)     (0.06)     (0.06)
  Net realized and unrealized gain (loss) on investments         2.61      (1.74)     (7.36)      5.21       6.14
                                                             --------   --------   --------   --------   --------
  Total from investment operations                               2.59      (1.78)     (7.40)      5.15       6.08
                                                             --------   --------   --------   --------   --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income        --         --(a)       --        --         --
  Distributions from net realized gain on investments              --      (0.05)     (3.08)     (2.00)     (1.43)
                                                             --------   --------   --------   --------   --------
  Total distributions                                              --      (0.05)     (3.08)     (2.00)     (1.43)
                                                             --------   --------   --------   --------   --------
Net increase (decrease) in net asset value                       2.59      (1.83)    (10.48)      3.15       4.65
                                                             --------   --------   --------   --------   --------
Net Asset Value, End of Period                                 $21.14     $18.55    $ 20.38     $30.86     $27.71
                                                             ========   ========   ========   ========   ========
TOTAL RETURN                                                    13.96%     (8.76)%   (25.95)%    19.62%     27.71%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                         $878,724   $609,049   $464,023   $542,436   $490,189
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                    1.11%      1.10%      1.09%      1.07%      1.06%
  After reimbursement of expenses by Adviser                     1.11%      1.10%      1.09%      1.07%      1.06%
Ratios of net investment loss to average net assets:
  Before reimbursement of expenses by Adviser                   (0.11)%    (0.20)%    (0.18)%    (0.18)%    (0.25)%
  After reimbursement of expenses by Adviser                    (0.11)%    (0.20)%    (0.18)%    (0.18)%    (0.25)%
Portfolio Turnover                                               7.66%      7.52%     17.22%     25.73%     28.93%

(a)Represents less than $0.005 per share.

ABN AMRO/MONTAG & CALDWELL GROWTH FUND


                                                            Year           Year       Year        Year         Year
                                                           Ended          Ended      Ended       Ended        Ended
                                                          10/31/03       10/31/02   10/31/01    10/31/00     10/31/99
                                                          --------       --------   --------    --------     --------
Net Asset Value, Beginning of Period                      $  19.03       $  22.43   $  31.30   $    33.15   $    26.49
                                                          --------       --------   --------   ----------   ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                0.06(a)        0.05       0.02        (0.05)       (0.04)
  Net realized and unrealized gain (loss) on investments      1.65(a)       (3.45)     (4.81)       (0.15)        7.64
                                                          --------       --------   --------   ----------   ----------
  Total from investment operations                            1.71          (3.40)     (4.79)       (0.20)        7.60
                                                          --------       --------   --------   ----------   ----------
  LESS DISTRIBUTIONS:
  Distributions from net realized
  gain on investments                                           --             --      (4.08)       (1.65)       (0.94)
                                                          --------       --------   --------   ----------   ----------
  Total distributions                                           --             --      (4.08)       (1.65)       (0.94)
                                                          --------       --------   --------   ----------   ----------
Net increase (decrease) in net asset value                    1.71          (3.40)     (8.87)       (1.85)        6.66
                                                          --------       --------   --------   ----------   ----------
Net Asset Value, End of Period                            $  20.74       $  19.03   $  22.43   $    31.30   $    33.15
                                                          ========       ========   ========   ==========   ==========

TOTAL RETURN                                                  8.99%        (15.16)%   (17.37)%      (0.96)%      29.34%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                      $967,300       $714,043   $872,657   $1,349,760   $1,612,796
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                 1.06%          1.06%      1.06%        1.03%        1.05%
  After reimbursement of expenses by Adviser                  1.06%          1.06%      1.06%        1.03%        1.05%
Ratios of net investment income (loss) to average net
assets:
  Before reimbursement of expenses by Adviser                 0.29%          0.23%      0.10%       (0.14)%      (0.16)%
  After reimbursement of expenses by Adviser                  0.29%          0.23%      0.10%       (0.14)%      (0.16)%
Portfolio Turnover                                           38.76%         38.23%     59.64%       66.71%       31.59%

(a)The selected per share data was calculated using the weighted average shares outstanding method for the period.

ABN AMRO/TAMRO LARGE CAP VALUE FUND


                                                                Year          Year          Period
                                                               Ended         Ended           Ended
                                                              10/31/03      10/31/02      10/31/01(a)
                                                              --------      --------      -----------
Net Asset Value, Beginning of Period                           $ 8.47        $ 9.68          $10.00
                                                               ------        ------          ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                          0.09          0.06            0.02
  Net realized and unrealized gain (loss) on investments         1.81         (1.22)          (0.33)
                                                               ------        ------          ------
  Total from investment operations                               1.90         (1.16)          (0.31)
                                                               ------        ------          ------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income     (0.10)        (0.05)          (0.01)
                                                               ------        ------          ------
  Total distributions                                           (0.10)        (0.05)          (0.01)
                                                               ------        ------          ------
Net increase (decrease) in net asset value                       1.80         (1.21)          (0.32)
                                                               ------        ------          ------
Net Asset Value, End of Period                                 $10.27        $ 8.47          $ 9.68
                                                               ======        ======          ======

TOTAL RETURN                                                    22.68%       (12.01)%         (3.11)%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                           $8,887        $9,632          $5,195
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                    1.92%         1.79%           3.37%
  After reimbursement of expenses by Adviser                     1.20%         1.20%           1.20%
Ratios of net investment income (loss) to average net
  assets:
  Before reimbursement of expenses by Adviser                    0.35%         0.15%          (1.96)%
  After reimbursement of expenses by Adviser                     1.07%         0.74%           0.21%
Portfolio Turnover                                             102.51%(c)     83.14%         102.34%(b)

(a)ABN AMRO/TAMRO Large Cap Value Fund commenced investment operations on November 30, 2000.

(b)Not Annualized.

(c)Portfolio turnover rate excludes securities delivered from processing the redemption in kind.

ABN AMRO VALUE FUND


                                                   Year       Year        Ten Months        Year       Year       Year
                                                  Ended      Ended          Ended          Ended      Ended      Ended
                                                 10/31/03   10/31/02       10/31/01       12/31/00   12/31/99   12/31/98
                                                 --------   --------      ----------      --------   --------   --------
Net Asset Value, Beginning of Period             $   8.45   $   9.39      $    11.68      $  12.75   $  12.33   $  16.51
                                                 --------   --------      ----------      --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                              0.14       0.11            0.07          0.10       0.14       0.19
  Net realized and unrealized gain (loss) on
    investments                                      1.22      (0.79)          (2.25)        (0.24)      1.23       0.86
                                                 --------   --------      ----------      --------   --------   --------
  Total from investment operations                   1.36      (0.68)          (2.18)        (0.14)      1.37       1.05
                                                 --------   --------      ----------      --------   --------   --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net
    investment income                               (0.15)     (0.08)          (0.06)        (0.10)     (0.14)     (0.19)
  Distributions from net realized gain on
    investments                                        --      (0.18)          (0.05)        (0.83)     (0.81)     (5.04)
                                                 --------   --------      ----------      --------   --------   --------
  Total distributions                               (0.15)     (0.26)          (0.11)        (0.93)     (0.95)     (5.23)
                                                 --------   --------      ----------      --------   --------   --------
Net increase (decrease) in net asset value           1.21      (0.94)          (2.29)        (1.07)      0.42      (4.18)
                                                 --------   --------      ----------      --------   --------   --------
Net Asset Value, End of Period                   $   9.66   $   8.45      $     9.39      $  11.68   $  12.75   $  12.33
                                                 ========   ========      ==========      ========   ========   ========

TOTAL RETURN                                        16.32%     (7.58)%        (18.86)%(a)    (0.68)%    11.14%      5.47%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)             $195,853   $111,817        $116,221      $131,303   $153,551   $170,945
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser        1.19%      1.20%           1.08%         1.06%      1.03%      1.05%
  After reimbursement of expenses by Adviser         0.94%      0.96%(b)        1.07%         1.06%      1.03%      1.05%
Ratios of net investment income to average net
  assets:
  Before reimbursement of expenses by Adviser        1.34%      1.00%           0.68%         0.85%      1.07%      1.23%
  After reimbursement of expenses by Adviser         1.59%      1.24%           0.69%         0.85%      1.07%      1.23%
Portfolio Turnover                                  56.67%    144.90%          58.41%(a)     76.00%     94.00%     55.00%

(a)Not Annualized.

(b)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.08% to 0.94% on January 1, 2002.

ABN AMRO/VEREDUS SELECT GROWTH FUND


                                                                  Year           Period
                                                                 Ended            Ended
                                                                10/31/03       10/31/02(a)
                                                                --------       -----------
Net Asset Value, Beginning of Period                            $   7.30       $    10.00
                                                                --------       ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                              (0.05)           (0.03)
  Net realized and unrealized gain (loss) on investments            2.08            (2.67)
                                                                --------       ----------
  Total from investment operations                                  2.03            (2.70)
                                                                --------       ----------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income           --               --
  Distributions from net realized gain on investments                 --               --
                                                                --------       ----------
  Total distributions                                                 --               --
                                                                --------       ----------
Net increase (decrease) in net asset value                          2.03            (2.70)
                                                                --------       ----------
Net Asset Value, End of Period                                  $   9.33       $     7.30
                                                                ========       ==========

TOTAL RETURN                                                       27.98%          (27.10)%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                            $  2,006       $    2,164
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                       4.31%            3.45%
  After reimbursement of expenses by Adviser                        1.30%            1.30%
Ratios of net investment loss to average net assets:
  Before reimbursement of expenses by Adviser                      (3.59)%          (2.53)%
  After reimbursement of expenses by Adviser                       (0.58)%          (0.38)%
Portfolio Turnover                                                444.75%        1,314.29%(b)

(a)ABN AMRO/Veredus Select Growth Fund commenced investment operations on December 31, 2001.

(b)Not Annualized.

ABN AMRO MID CAP FUND



                                                               Year            Year       Year       Year       Year
                                                              Ended           Ended      Ended      Ended      Ended
                                                             10/31/03        10/31/02   10/31/01   10/31/00   10/31/99
                                                             --------        --------   --------   --------   --------
Net Asset Value, Beginning of Period                         $  14.24        $  15.67   $  18.50   $  13.45   $  13.16
                                                             --------        --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                           (0.07)          (0.06)     (0.07)     (0.05)     (0.05)
  Net realized and unrealized gain (loss) on investments         6.01           (1.12)      0.55       5.25       0.34
                                                             --------        --------   --------   --------   --------
  Total from investment operations                               5.94           (1.18)      0.48       5.20       0.29
                                                             --------        --------   --------   --------   --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income        --              --         --         --         --(a)
  Distributions from net realized gain on investments              --           (0.25)     (3.31)     (0.15)        --
                                                             --------        --------   --------   --------   --------
  Total distributions                                              --           (0.25)     (3.31)     (0.15)        --
                                                             --------        --------   --------   --------   --------
Net increase (decrease) in net asset value                       5.94           (1.43)     (2.83)      5.05       0.29
                                                             --------        --------   --------   --------   --------
Net Asset Value, End of Period                                 $20.18          $14.24     $15.67     $18.50     $13.45
                                                             ========        ========   ========   ========   ========

TOTAL RETURN                                                    41.64%          (7.88)%     3.42%     39.07%      2.32%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                         $191,220         $85,727    $40,265    $26,389    $17,586
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                    1.36%           1.38%      1.42%      1.48%      1.50%
  After reimbursement of expenses by Adviser                     1.34%(b)        1.30%      1.30%      1.30%      1.30%
Ratios of net investment loss to average net assets:
  Before reimbursement of expenses by Adviser                   (0.57)%         (0.61)%    (0.61)%    (0.51)%    (0.50)%
  After reimbursement of expenses by Adviser                    (0.55)%         (0.53)%    (0.49)%    (0.33)%    (0.30)%
Portfolio Turnover                                              59.35%          45.17%     77.15%    108.61%    101.44%


(a)Represents less than $0.005 per share.

(b)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.30% to 1.40% on March 1, 2003.

ABN AMRO/TAMRO SMALL CAP FUND


                                                                Year       Year            Period
                                                               Ended      Ended             Ended
                                                              10/31/03   10/31/02        10/31/01(a)
                                                              --------   --------        -----------
Net Asset Value, Beginning of Period                          $  10.49   $  10.75        $    10.00
                                                              --------   --------        ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                   (0.01)     (0.02)(b)          0.06
  Net realized and unrealized gain (loss) on investments          5.27      (0.14)(b)          0.72
                                                              --------   --------        ----------
  Total from investment operations                                5.26      (0.16)             0.78
                                                              --------   --------        ----------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income         --      (0.02)            (0.03)
  Distributions from net realized gain on investments               --      (0.08)               --
                                                              --------   --------        ----------
  Total distributions                                               --      (0.10)            (0.03)
                                                              --------   --------        ----------
Net increase (decrease) in net asset value                        5.26      (0.26)             0.75
                                                              --------   --------        ----------
Net Asset Value, End of Period                                $  15.75   $  10.49        $    10.75
                                                              ========   ========        ==========

TOTAL RETURN                                                     50.14%     (1.59)%            7.74%(c)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                           $60,932    $40,407            $2,000
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                     1.44%      1.52%             5.46%
  After reimbursement of expenses by Adviser                      1.30%      1.30%             1.30%
Ratios of net investment income (loss) to average net
assets:
  Before reimbursement of expenses by Adviser                    (0.21)%    (0.34)%           (3.49)%
  After reimbursement of expenses by Adviser                     (0.07)%    (0.12)%            0.67%
Portfolio Turnover                                              115.42%    266.78%           175.17%(c)

(a)ABN AMRO/TAMRO Small Cap Fund commenced investment operations on November 30, 2000.

(b)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)Not Annualized.

ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND


                                                               Year            Year       Year       Year       Year
                                                              Ended           Ended      Ended      Ended      Ended
                                                             10/31/03        10/31/02   10/31/01   10/31/00   10/31/99
                                                             --------        --------   --------   --------   --------
Net Asset Value, Beginning of Period                           $11.44          $17.55     $22.51     $16.60     $ 8.62
                                                             --------        --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                           (0.10)          (0.14)     (0.13)     (0.14)     (0.08)
  Net realized and unrealized gain (loss) on investments         3.90           (5.97)     (1.72)      8.42       8.06
                                                             --------        --------   --------   --------   --------
  Total from investment operations                               3.80           (6.11)     (1.85)      8.28       7.98
                                                             --------        --------   --------   --------   --------
  LESS DISTRIBUTIONS:
  Distributions from net realized gain on investments              --              --      (3.11)     (2.37)        --
                                                             --------        --------   --------   --------   --------
  Total distributions                                              --              --      (3.11)     (2.37)        --
                                                             --------        --------   --------   --------   --------
Net increase (decrease) in net asset value                       3.80           (6.11)     (4.96)      5.91       7.98
                                                             --------        --------   --------   --------   --------
Net Asset Value, End of Period                               $  15.24        $  11.44   $  17.55   $  22.51   $  16.60
                                                             ========        ========   ========   ========   ========

TOTAL RETURN                                                    33.10%         (34.76)%   (10.08)%    53.35%     92.92%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                         $444,207        $314,317   $268,271   $182,806    $57,282
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                    1.50%           1.48%      1.44%      1.46%      1.58%
  After reimbursement of expenses by Adviser                     1.46%(a)        1.40%      1.40%      1.40%      1.41%(b)
Ratios of net investment loss to average net assets:
  Before reimbursement of expenses by Adviser                   (0.97)%         (1.15)%    (0.87)%    (0.84)%    (1.05)%
  After reimbursement of expenses by Adviser                    (0.93)%         (1.07)%    (0.83)%    (0.78)%    (0.88)%
Portfolio Turnover                                             159.69%         162.80%    177.30%    192.23%    204.26%

(a)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.40% to 1.49% on March 1, 2003.

(b)The Adviser's fee, which affects the net expense ratio, changed from 1.50% to 1.00% on December 4, 1998.

ABN AMRO REAL ESTATE FUND



                                                   Year       Year     Ten Months          Year            Year       Year
                                                  Ended      Ended       Ended            Ended           Ended      Ended
                                                 10/31/03   10/31/02    10/31/01         12/31/00        12/31/99   12/31/98
                                                 --------   --------   ----------        --------        --------   --------
Net Asset Value, Beginning of Period             $   9.23   $   9.15   $     9.47        $   7.72        $   8.37   $   9.95
                                                 --------   --------   ----------        --------        --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                              0.40       0.39         0.34            0.42(a)         0.38       0.37
  Net realized and unrealized gain (loss) on
    investments                                      2.54       0.24        (0.39)           1.75(a)        (0.65)     (1.58)
                                                 --------   --------   ----------        --------        --------   --------
  Total from investment operations                   2.94       0.63        (0.05)           2.17           (0.27)     (1.21)
                                                 --------   --------   ----------        --------        --------   --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net
  investment income                                 (0.24)     (0.33)       (0.27)          (0.33)          (0.31)     (0.31)
  Distributions from net realized gain on
    investments                                     (0.41)     (0.22)          --              --              --         --
  Distributions from paid in capital                   --         --           --           (0.09)          (0.07)     (0.06)
                                                 --------   --------   ----------        --------        --------   --------
  Total distributions                               (0.65)     (0.55)       (0.27)          (0.42)          (0.38)     (0.37)
                                                 --------   --------   ----------        --------        --------   --------
Net increase (decrease) in net asset value           2.29       0.08        (0.32)           1.75           (0.65)     (1.58)
                                                 --------   --------   ----------        --------        --------   --------
Net Asset Value, End of Period                   $  11.52   $   9.23   $     9.15        $   9.47        $   7.72   $   8.37
                                                 ========   ========   ==========        ========        ========   ========

TOTAL RETURN                                        33.71%      6.62%       (0.46)%(b)      28.77%          (3.33)%   (12.35)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)              $47,777    $19,924      $15,242         $21,744          $7,522     $7,022
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser        1.56%      1.68%        1.63%           1.70%           2.42%      1.78%
  After reimbursement of expenses by Adviser         1.37%      1.37%        1.33%           1.39%           1.53%      1.41%
Ratios of net investment income to average net
  assets:
  Before reimbursement of expenses by Adviser        4.10%      3.80%        4.01%           4.87%           3.83%      4.31%
  After reimbursement of expenses by Adviser         4.29%      4.11%        4.31%           5.19%           4.72%      4.68%
Portfolio Turnover                                  13.11%     36.69%       17.95%(b)       25.00%          11.00%     13.00%


(a)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(b)Not Annualized.

ABN AMRO/VEREDUS SCITECH FUND


                                                                  Year           Year        Year        Period
                                                                 Ended          Ended       Ended         Ended
                                                                10/31/03       10/31/02    10/31/01    10/31/00(a)
                                                                --------       --------    --------    -----------
Net Asset Value, Beginning of Period                            $   4.89       $   7.57    $   8.93    $    10.00
                                                                --------       --------    --------    ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     (0.05)         (0.08)       0.02          0.06
  Net realized and unrealized gain (loss) on investments            2.34          (2.60)      (1.32)        (1.11)
                                                                --------       --------    --------    ----------
  Total from investment operations                                  2.29          (2.68)      (1.30)        (1.05)
                                                                --------       --------    --------    ----------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income           --             --       (0.06)        (0.02)
                                                                --------       --------    --------    ----------
  Total distributions                                                 --             --       (0.06)        (0.02)
                                                                --------       --------    --------    ----------
Net increase (decrease) in net asset value                          2.29          (2.68)      (1.36)        (1.07)
                                                                --------       --------    --------    ----------
Net Asset Value, End of Period                                  $   7.18       $   4.89    $   7.57    $     8.93
                                                                ========       ========    ========    ==========

TOTAL RETURN                                                       46.83%        (35.40)%    (14.49)%      (10.61)%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                              $4,314         $2,206      $2,566        $2,696
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                       4.65%          3.70%       3.88%         6.17%
  After reimbursement of expenses by Adviser                        1.57%(c)       1.50%       1.50%         1.50%
Ratios of net investment income (loss) to average net
  assets:
  Before reimbursement of expenses by Adviser                      (4.42)%        (3.50)%     (2.13)%       (2.54)%
  After reimbursement of expenses by Adviser                       (1.34)%        (1.30)%      0.25%         2.13%
Portfolio Turnover                                                492.93%        496.86%     481.21%        85.98%(b)

(a)ABN AMRO/Veredus SciTech Fund commenced investment operations on June 30,
2000.

(b)Not Annualized.

(c)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.50% to 1.60% on March 1, 2003.

ABN AMRO SELECT SMALL CAP FUND(a)


                                                        Year     Six Months       Year      Year      Year     Period
                                                       Ended       Ended          Ended     Ended     Ended     Ended
                                                      10/31/03    10/31/02       4/30/02   4/30/01   4/30/00   4/30/99
                                                      --------   ----------      -------   -------   -------   -------
Net Asset Value, Beginning of Period                  $   8.20   $    10.72      $  9.65   $ 10.47   $  9.40   $ 10.00
                                                      --------   ----------      -------   -------   -------   -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                    (0.02)       (0.01)       (0.03)    (0.02)    (0.03)    (0.01)
  Net realized and unrealized gain (loss) on
    investments                                           2.37        (2.29)        1.52      0.47      1.65     (0.59)
                                                      --------   ----------      -------   -------   -------   -------
  Total from investment operations                        2.35        (2.30)        1.49      0.45      1.62     (0.60)
                                                      --------   ----------      -------   -------   -------   -------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment
  income                                                    --           --           --        --        --        --(b)
  Contribution (return) of capital                          --        (0.22)       (0.42)    (1.27)    (0.55)       --(b)
                                                      --------   ----------      -------   -------   -------   -------
  Total distributions                                       --        (0.22)       (0.42)    (1.27)    (0.55)       --(b)
                                                      --------   ----------      -------   -------   -------   -------
Net increase (decrease) in net asset value                2.35        (2.52)        1.07     (0.82)     1.07     (0.60)
                                                      --------   ----------      -------   -------   -------   -------
Net Asset Value, End of Period                        $  10.55   $     8.20      $ 10.72   $  9.65   $ 10.47   $  9.40
                                                      ========   ==========      =======   =======   =======   =======

TOTAL RETURN                                             28.66%      (21.78)%(c)   15.81%     4.72%    17.86%    (5.94)%(c)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                   $25,917      $28,079      $41,124   $40,634   $39,332   $29,587
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser             1.09%        1.05%        1.04%     1.01%     1.12%     1.69%
  After reimbursement of expenses by Adviser              1.05%        1.04%        1.03%     0.98%     1.07%     1.27%
Ratios of net investment loss to average net assets:
  Before reimbursement of expenses by Adviser            (0.18)%      (0.22)%      (0.37)%   (0.24)%   (0.33)%   (0.51)%
  After reimbursement of expenses by Adviser             (0.14)%      (0.21)%      (0.36)%   (0.21)%   (0.28)%   (0.09)%
Portfolio Turnover                                       17.65%        4.77%(c)    25.00%    65.00%    38.00%    36.00%(c)

(a)Prior to June 17, 2002, the ABN AMRO Select Small Cap Fund was formerly known as the Independence One Small Cap Fund, which commenced investment operations on June 22, 1998. The information presented in the table represents financial and performance history of Independence One Small Cap Class A.

(b)Amount represents less than $0.005 per share.

(c)Not Annualized.

ABN AMRO BALANCED FUND


                                                               Year       Year       Year       Year       Year
                                                              Ended      Ended      Ended      Ended      Ended
                                                             10/31/03   10/31/02   10/31/01   10/31/00   10/31/99
                                                             --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period                           $10.10     $10.77     $14.23     $13.04     $12.03
                                                             --------   --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a)                                       0.13       0.19       0.26       0.29       0.27
  Net realized and unrealized gain (loss) on investments(a)      0.99      (0.64)     (2.09)      1.57       1.71
                                                             --------   --------   --------   --------   --------
  Total from investment operations                               1.12      (0.45)     (1.83)      1.86       1.98
                                                             --------   --------   --------   --------   --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income     (0.15)     (0.20)     (0.27)     (0.30)     (0.26)
  Distributions from net realized gain on investments              --      (0.02)     (1.36)     (0.37)     (0.71)
                                                             --------   --------   --------   --------   --------
  Total distributions                                           (0.15)     (0.22)     (1.63)     (0.67)     (0.97)
                                                             --------   --------   --------   --------   --------
Net increase (decrease) in net asset value                       0.97      (0.67)     (3.46)      1.19       1.01
                                                             --------   --------   --------   --------   --------
Net Asset Value, End of Period                                 $11.07     $10.10     $10.77     $14.23     $13.04
                                                             ========   ========   ========   ========   ========

TOTAL RETURN                                                    11.23%     (4.33)%   (13.41)%    14.82%     17.26%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                         $320,108   $300,830   $342,520   $321,226   $294,426
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                    1.07%      1.07%      1.07%      1.05%      1.06%
  After reimbursement of expenses by Adviser                     1.07%      1.07%      1.07%      1.05%      1.06%
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Adviser(a)                 1.30%      1.78%      2.10%      2.17%      2.13%
  After reimbursement of expenses by Adviser(a)                  1.30%      1.78%      2.10%      2.17%      2.13%
Portfolio Turnover                                              47.90%     47.27%     35.25%     29.00%     25.05%

(a)ABN AMRO Funds adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.01), $0.01, (0.07)% and (0.07)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.

ABN AMRO/MONTAG & CALDWELL BALANCED FUND


                                                                Year       Year       Year       Year       Year
                                                               Ended      Ended      Ended      Ended      Ended
                                                              10/31/03   10/31/02   10/31/01   10/31/00   10/31/99
                                                              --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period                          $  14.82   $ 16.49    $  18.61   $  19.41   $  17.60
                                                              --------   -------    --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a)                                        0.21      0.29        0.36       0.37       0.29
  Net realized and unrealized gain (loss) on investments(a)       0.78     (1.66)      (1.50)      0.06       2.73
                                                              --------   -------    --------   --------   --------
  Total from investment operations                                0.99     (1.37)      (1.14)      0.43       3.02
                                                              --------   -------    --------   --------   --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income      (0.24)    (0.30)      (0.36)     (0.35)     (0.27)
  Distributions from net realized gain on investments               --        --       (0.62)     (0.88)     (0.94)
                                                              --------   -------    --------   --------   --------
  Total distributions                                            (0.24)    (0.30)      (0.98)     (1.23)     (1.21)
                                                              --------   -------    --------   --------   --------
Net increase (decrease) in net asset value                        0.75     (1.67)      (2.12)     (0.80)      1.81
                                                              --------   -------    --------   --------   --------
Net Asset Value, End of Period                                  $15.57    $14.82      $16.49     $18.61     $19.41
                                                              ========   =======    ========   ========   ========

TOTAL RETURN                                                      6.79%    (8.42)%     (6.34)%     2.05%     17.83%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                          $105,669   $82,126    $126,690   $162,896   $160,286
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                     1.15%     1.14%       1.12%      1.13%      1.14%
  After reimbursement of expenses by Adviser                      1.15%     1.14%       1.12%      1.13%      1.14%
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Adviser(a)                  1.43%     1.74%       1.99%      1.93%      1.54%
  After reimbursement of expenses by Adviser(a)                   1.43%     1.74%       1.99%      1.93%      1.54%
Portfolio Turnover                                               41.18%    32.87%      44.80%     54.51%     34.79%

(a)ABN AMRO Funds adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.03), $0.03, (0.10)% and (0.10)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.

ABN AMRO BOND FUND


                                                               Year       Year       Year       Year          Year
                                                              Ended      Ended      Ended      Ended         Ended
                                                             10/31/03   10/31/02   10/31/01   10/31/00      10/31/99
                                                             --------   --------   --------   --------      --------
Net Asset Value, Beginning of Period                         $  10.06   $  10.34   $   9.73   $   9.71      $  10.27
                                                             --------   --------   --------   --------      --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a)                                       0.39       0.51       0.61       0.66          0.61
  Net realized and unrealized gain (loss) on investments(a)      0.07      (0.24)      0.62         --         (0.51)
                                                             --------   --------   --------   --------      --------
  Total from investment operations                               0.46       0.27       1.23       0.66          0.10
                                                             --------   --------   --------   --------      --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income     (0.45)     (0.55)     (0.62)     (0.64)        (0.61)
  Distributions from net realized gain on investments              --         --         --         --         (0.05)
                                                             --------   --------   --------   --------      --------
  Total distributions                                           (0.45)     (0.55)     (0.62)     (0.64)        (0.66)
                                                             --------   --------   --------   --------      --------
Net increase (decrease) in net asset value                       0.01      (0.28)      0.61       0.02         (0.56)
                                                             --------   --------   --------   --------      --------
Net Asset Value, End of Period                               $  10.07   $  10.06   $  10.34   $   9.73      $   9.71
                                                             ========   ========   ========   ========      ========

TOTAL RETURN                                                     4.58%      2.80%     13.09%      6.98%         1.02%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                         $202,021   $229,676   $369,597   $104,960      $133,408
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                    0.92%      0.92%      0.96%      0.95%         0.93%
  After reimbursement of expenses by Adviser                     0.74%      0.74%      0.74%      0.76%(b)      0.80%
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Adviser(a)                 3.69%      4.87%      5.90%      6.53%         5.91%
  After reimbursement of expenses by Adviser(a)                  3.87%      5.05%      6.12%      6.72%         6.04%
Portfolio Turnover                                             126.94%     77.19%     61.78%     39.27%        49.83%

(a)ABN AMRO Funds adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.03), $0.03, (0.23)% and (0.23)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.

(b)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 0.80% to 0.74% on February 15, 2000.

ABN AMRO INVESTMENT GRADE BOND FUND



                                                                Period
                                                                 Ended
                                                              10/31/03(a)
                                                              -----------
Net Asset Value, Beginning of Period                          $     10.08
                                                              -----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                              0.10(b)
  Net realized and unrealized loss on investments                   (0.23)(b)
                                                              -----------
  Total from investment operations                                  (0.13)
                                                              -----------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income         (0.13)
                                                              -----------
  Total distributions                                               (0.13)
                                                              -----------
Net decrease in net asset value                                     (0.26)
                                                              -----------
Net Asset Value, End of Period                                $      9.82
                                                              ===========

TOTAL RETURN                                                        (1.24)%(c)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                                 $257
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                        1.18%
  After reimbursement of expenses by Adviser                         0.89%
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Adviser                        2.58%
  After reimbursement of expenses by Adviser                         2.87%
Portfolio Turnover                                                 105.35%


(a)ABN AMRO Investment Grade Bond Fund -- Class N commenced operations on June 30, 2003.

(b)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)Not Annualized.

ABN AMRO HIGH YIELD BOND FUND



                                                                Period
                                                                 Ended
                                                              10/31/03(a)
                                                              -----------
Net Asset Value, Beginning of Period                          $     10.00
                                                              -----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                              0.18
  Net realized and unrealized gain on investments                    0.17
                                                              -----------
  Total from investment operations                                   0.35
                                                              -----------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income         (0.20)
                                                              -----------
  Total distributions                                               (0.20)
                                                              -----------
Net increase in net asset value                                      0.15
                                                              -----------
Net Asset Value, End of Period                                $     10.15
                                                              ===========

TOTAL RETURN                                                        3.67%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                              $10,425
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                        1.25%
  After reimbursement of expenses by Adviser                         0.80%
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Adviser                        4.99%
  After reimbursement of expenses by Adviser                         5.44%
Portfolio Turnover                                                  16.23%(b)


(a)ABN AMRO High Yield Bond Fund -- Class N commenced operations on June 30,
2003.

(b)Not Annualized.

ABN AMRO MUNICIPAL BOND FUND



                                                              Year       Year       Year          Year       Year
                                                             Ended      Ended      Ended         Ended      Ended
                                                            10/31/03   10/31/02   10/31/01      10/31/00   10/31/99
                                                            --------   --------   --------      --------   --------
Net Asset Value, Beginning of Period                        $  10.56   $  10.43   $   9.92      $   9.73   $  10.36
                                                            --------   --------   --------      --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.37       0.41       0.47          0.48       0.46
  Net realized and unrealized gain (loss) on investments        0.09       0.13       0.51          0.21      (0.63)
                                                            --------   --------   --------      --------   --------
  Total from investment operations                              0.46       0.54       0.98          0.69      (0.17)
                                                            --------   --------   --------      --------   --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment
  income                                                       (0.37)     (0.41)     (0.47)        (0.50)     (0.46)
                                                            --------   --------   --------      --------   --------
  Total distributions                                          (0.37)     (0.41)     (0.47)        (0.50)     (0.46)
                                                            --------   --------   --------      --------   --------
Net increase (decrease) in net asset value                      0.09       0.13       0.51          0.19      (0.63)
                                                            --------   --------   --------      --------   --------
Net Asset Value, End of Period                              $  10.65   $  10.56   $  10.43      $   9.92   $   9.73
                                                            ========   ========   ========      ========   ========

TOTAL RETURN                                                    4.45%      5.32%     10.09%         7.30%     (1.77)%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                         $48,047    $54,264    $48,222       $18,903    $17,219
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                   0.90%      0.81%      1.06%         1.17%      1.20%
  After reimbursement of expenses by Adviser                    0.50%      0.50%      0.18%(a)      0.10%      0.10%
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Adviser                   3.10%      3.62%      3.67%         3.82%      3.45%
  After reimbursement of expenses by Adviser                    3.50%      3.93%      4.55%         4.89%      4.55%
Portfolio Turnover                                             59.47%     53.17%     60.10%        91.58%     22.83%


(a)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 0.10% to 0.50% on September 24, 2001.

ABN AMRO INVESTOR MONEY MARKET FUND


                                                               Year       Year       Year       Year       Year
                                                              Ended      Ended      Ended      Ended      Ended
                                                             10/31/03   10/31/02   10/31/01   10/31/00   10/31/99
                                                             --------   --------   --------   --------   --------
Net Asset Value, Beginning of Period                         $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                             --------   --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                          0.01       0.01       0.04       0.06       0.05
                                                             --------   --------   --------   --------   --------
  Less distributions from net investment income                 (0.01)     (0.01)     (0.04)     (0.06)     (0.05)
                                                             --------   --------   --------   --------   --------
Net Asset Value, End of Period                               $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                                             ========   ========   ========   ========   ========

TOTAL RETURN                                                     0.78%      1.37%      4.40%      5.90%      4.76%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                         $236,811   $340,537   $484,148   $359,483   $335,140
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                    0.51%      0.52%      0.51%      0.50%      0.51%
  After reimbursement of expenses by Adviser                     0.51%      0.52%      0.51%      0.50%      0.51%
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Adviser                    0.78%      1.39%      4.24%      5.72%      4.63%
  After reimbursement of expenses by Adviser                     0.78%      1.39%      4.24%      5.72%      4.63%

General Information


If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents:


SHAREHOLDER REPORTS

You will receive semi-annual reports dated April 30 and annual reports, audited by independent auditors, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated into this prospectus by reference and dated March 1, 2004, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS


CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and get answers to your questions about the Funds by contacting:

Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &         800 992-8151
            Fund Literature
            Investment Advisor Services    800 597-9704

Web site:   www.abnamrofunds.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

Investment Company Act File Number: 811-8004                            ABN-N-04

MARCH 1, 2004

 CLASS N SHARES

 ABN AMRO INTERNATIONAL EQUITY FUND
 ABN AMRO GLOBAL EMERGING MARKETS FUND

[LOGO] ABN-AMRO Funds

Prospectus
                                                                  ABN AMRO Funds

                                                      The Securities and
                                                      Exchange Commission has
                                                      not approved or
                                                      disapproved these or any
                                                      mutual fund's shares or
                                                      determined if this
                                                      prospectus is accurate
                                                      or complete. Any
                                                      representation to the
                                                      contrary is a crime.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

[ABN AMRO FUNDS LOGO]
Thank you for your interest in ABN AMRO Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet financial goals such as retirement, homebuying or education funding. Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.

--------------------------------------------------------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                Page

FUND SUMMARIES

ABN AMRO INTERNATIONAL EQUITY FUND                                 2
    Investment Objective, Principal Investment Strategies
      and Risks, Fund Performance                                  2
    Fund Expenses                                                  4

ABN AMRO GLOBAL EMERGING MARKETS FUND                              5
    Investment Objective, Principal Investment Strategies
      and Risks, Fund Performance                                  5
    Fund Expenses                                                  6

INVESTMENT TERMS                                                   7

MORE ABOUT ABN AMRO FUNDS                                          8
    Other Investment Strategies                                    8

MANAGEMENT OF THE FUNDS                                           10

SHAREHOLDER INFORMATION                                           13
    Opening An Account: Buying Shares                             13
    Exchanging Shares                                             14
    Selling/Redeeming Shares                                      15
    Transaction Policies                                          18
    Account Policies And Dividends                                19
    Additional Investor Services                                  20
    Distribution Plan 12b-1 Fees                                  20
    Portfolio Transactions And Brokerage Commissions              20

DIVIDENDS, DISTRIBUTIONS AND TAXES                                21

FINANCIAL HIGHLIGHTS                                              22

GENERAL INFORMATION                                       Back Cover


----------------------------------------------------------------------------
No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
-  the value of fund shares will fluctuate
-  you could lose money
-  you cannot be certain that a fund will achieve its investment objective
----------------------------------------------------------------------------

ABN AMRO International Equity Fund


(NO LONGER AVAILABLE AS OF MARCH 1, 2004)


INVESTMENT OBJECTIVE

The Fund seeks a high level of total return through capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in common stocks and other equity securities of foreign companies, focusing on developed countries in Europe, Australia and the Far East, but may invest in countries with emerging markets. The portfolio management team seeks securities with above average growth potential and/or consistent earnings. In selecting securities for the Fund, the portfolio management team utilizes a bottom-up approach to identify attractive industries and companies, and adjusts the Fund's portfolio in response to changing growth scenarios for various industry sectors and regions.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: The Fund's share price can move down in response to stock market conditions, changes in the economy or a particular company's stock price changes. An individual stock may decline in value even when stocks in general are rising.


FOREIGN SECURITIES RISK: Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities. The following additional risks apply to the Fund:



    - CURRENCY RISK: The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. The Fund normally does not expect to hedge against the value of the U.S. dollar.


    - POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund.

    - REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those of U.S. companies.

EMERGING MARKETS RISK: Investing in emerging market countries is subject to a number of risks, including:
-  economic structures that are less diverse and mature than developed countries
-  less stable political systems and less developed legal systems
-  national policies that may restrict foreign investment
-  wide fluctuations in the value of investments
-  smaller securities markets making investments less liquid
-  special custody arrangements

-  delays in settling Fund transactions


GROWTH STYLE RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the stock market or its peers. Also, the Fund could fail to meet its investment objective.

FUND PERFORMANCE


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance. The Common share class and Investor share class of ABN AMRO International Equity Fund were reorganized into Class N shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below before the reorganization include the performance of the Common share class of the predecessor fund.


                           CALENDAR YEAR TOTAL RETURN
(BAR GRAPH)

                                                                             TOTAL RETURN
                                                                             ------------
1994                                                                              3.31
1995                                                                             14.03
1996                                                                             10.09
1997                                                                              4.56
1998                                                                             25.43
1999                                                                             41.86
2000                                                                            -22.87
2001                                                                            -27.78
2002                                                                            -23.03
2003                                                                             28.24

  Best quarter:          12/99    31.21%
  Worst quarter:          9/02   -23.55%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                         1 Year    5 Years    10 Years
----------------------------------------------------------
ABN AMRO
  International
  Equity Fund:(a)
  Return Before
    Taxes                28.24%    -4.85%      2.87%
  Return After
    Taxes on
    Distributions        28.21%    -5.66%      2.12%
  Return After
    Taxes on
    Distributions
    and Sale of
    Fund Shares          18.38%    -4.06%      2.35%
----------------------------------------------------------
MSCI EAFE Index
  (reflects no
    deduction for
    taxes,
    expenses or
    fees)                38.59%    -0.05%      4.47%
----------------------------------------------------------
Lipper
  International
  Fund Index
  (reflects no
    deduction for
    taxes,
    expenses or
    fees)                36.00%     2.13%      5.31%
----------------------------------------------------------



(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations were not in place, the Fund's performance would have been reduced.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FUND EXPENSES

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES

As a benefit of investing with ABN AMRO Funds, you do not incur any sales loads or exchange fees. HOWEVER, A REDEMPTION FEE IS CHARGED ON CERTAIN SHORT-TERM REDEMPTIONS TO SHAREHOLDERS OF ALL ABN AMRO FUNDS (EXCEPT THE MONEY MARKET FUNDS) UNLESS AN EXCEPTION IS AVAILABLE(A). THE FOLLOWING TABLE LISTS THE REDEMPTION FEE FOR ABN AMRO INTERNATIONAL EQUITY FUND.



REDEMPTION FEE                             2% WITHIN 90 DAYS



(a)See "Redemption Fees" on page 19 for more details.


If you redeem shares by wire, $20 will be deducted from the amount redeemed. ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.


             DISTRIBUTION                  TOTAL                   NET
MANAGEMENT     (12B-1)       OTHER        EXPENSE        FEE     EXPENSE
   FEES          FEES       EXPENSES       RATIO       WAIVERS   RATIO(A)
  1.00%         0.25%        0.94%         2.19%       (0.78)%    1.41%



(a)The table above reflects the Adviser's contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The Adviser is contractually obligated to waive management fees or reimburse expenses at least through February 28, 2005 at the rate shown in the table.


EXAMPLE


This hypothetical example shows the operating expenses (including one year of capped expenses in each period), you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.


1 YEAR                3 YEARS                5 YEARS                10 YEARS
 $144                  $610                  $1,103                  $2,463

ABN AMRO Global Emerging Markets Fund

(Fund has yet to commence operations)

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of emerging market equity securities. A company is considered to be in emerging markets if it is domiciled in an emerging market country, is traded mainly in emerging markets, derives at least half of its income or profits from emerging markets or has at least half of its assets located in an emerging market country. Under present conditions, the Fund expects to hold investments in Africa, Asia, Eastern and Mediterranean Europe, Latin America and the Middle East. The Fund's investments are spread among regions, countries, industries and companies. The country allocation is set by considering changes in political and economic factors. The Fund's ability to invest directly in certain countries may be limited by registration requirements, ownership limits and other barriers to entry. In selecting companies for investment, a company's financial strength, competitive position, profitability, growth prospects and quality of management will typically be evaluated.


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: The Fund's share price can move down in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising.


FOREIGN SECURITIES RISK: Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets also may have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities. The following additional risks apply to the Fund:


    - CURRENCY RISK: The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms. The Fund normally does not expect to hedge against the value of the U.S. dollar.

    - POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund.

    - REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those of U.S. companies.

EMERGING MARKETS RISK: Investing in emerging market countries is subject to a number of risks, including:
-  economic structures that are less diverse and mature than developed countries
-  less stable political systems and less developed legal systems
-  national policies that may restrict foreign investment
-  wide fluctuations in the value of investments
-  smaller securities markets making investments less liquid
-  special custody arrangements
-  delays in settling Fund transactions

GROWTH STYLE RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a low price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the stock market or its peers. Also, the Fund could fail to meet its investment objective.

FUND PERFORMANCE


The Fund is new and does not have a full calendar year of operations. Performance information will be included in the Fund's first annual or semi-annual report. Performance for another fund managed by the Fund's portfolio manager is on page 11.

(Fund has yet to commence operations)

FUND EXPENSES

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES

As a benefit of investing with ABN AMRO Funds, you do not incur any sales loads or exchange fees. HOWEVER, A REDEMPTION FEE IS CHARGED ON CERTAIN SHORT-TERM REDEMPTIONS TO SHAREHOLDERS OF ALL ABN AMRO FUNDS (EXCEPT THE MONEY MARKET FUNDS) UNLESS AN EXCEPTION IS AVAILABLE(A). THE FOLLOWING TABLE LISTS THE REDEMPTION FEE FOR ABN AMRO GLOBAL EMERGING MARKETS FUND.



REDEMPTION FEE                             2% WITHIN 90 DAYS



(a)Certain omnibus or similar accounts and certain retirement plans are not subject to the redemption fee. See "Redemption Fees" on page 18 for more information.


If you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.


             DISTRIBUTION                     TOTAL                   NET
MANAGEMENT     (12B-1)         OTHER         EXPENSE        FEE     EXPENSE
   FEES          FEES       EXPENSES(A)       RATIO       WAIVERS   RATIO(B)
  1.10%         0.25%          1.87%          3.22%       (1.52)%    1.70%



(a)"Other Expenses" are estimated for the current fiscal year.


(b)The table above reflects the Adviser's contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The Adviser is contractually obligated to waive management fees or reimburse expenses at least through February 28, 2005 at the rate shown in the table.


EXAMPLE


This hypothetical example shows the operating expenses (including one year of capped expenses in each period) you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.


1 YEAR                3 YEARS
 $173                  $850

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.


BOTTOM-UP INVESTING: An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.



DEVELOPED MARKETS: Countries that are considered to have a high level of overall economic and securities market development as well as stable financial and political policies. Developed countries generally include the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.


DIVERSIFICATION: The practice of investing in a broad range of securities to reduce risk.


EMERGING MARKETS: Countries whose economy and securities markets are considered by the World Bank to be emerging or developing. Emerging market countries may be located in such regions as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.



EQUITY SECURITIES: Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.



EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.



GROWTH STYLE INVESTING: An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.



INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.


ISSUER: The company that issues a security, such as a stock, bond or money market security.

LIPPER INTERNATIONAL FUND INDEX: An equally weighted index of the largest 30 funds within the international funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.


MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.


MSCI EAFE INDEX: The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East Index, a market-weighted aggregate of 20 individual country indexes that collectively represent many of the major world markets, excluding the U.S. and Canada.

MSCI EMERGING MARKETS FREE INDEX: The Morgan Stanley Capital International
(MSCI) Emerging Markets Free Index covers approximately 29 global emerging markets. Designation as an emerging market is determined by factors including country's gross domestic product per capita, local government regulatory environment, and perceived investment risk. ("Free" indicates that only investable securities are included in the index).


MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.


NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.


NO-LOAD FUND: A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.



RISK/REWARD TRADE-OFF: The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.



TOTAL RETURN: A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.



12B-1 FEE: A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus. (See "Distribution Plan 12b-1 Fees" on page 20).

More About ABN AMRO Funds

OTHER INVESTMENT STRATEGIES


The Funds' investment policy relating to the type of securities in which at least 80% of the Funds' assets must be invested (the "80% test") may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such change.



In addition to the principal investment strategies described in the Fund Summaries, there may be times when a Fund uses secondary investment strategies in seeking to achieve its investment objective. These strategies may involve additional risks and apply to each Fund unless otherwise indicated.


ADRS/EDRS/GDRS
The Funds may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held by banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent and Global Depositary Receipts (GDRs), which are issued globally and evidence a similar ownership arrangement.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, the Funds may avoid currency risks during the settlement period for purchases or sales by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

COMMON STOCKS
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings may influence the value of its common stock.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer or the security will not be able to make principal and/or interest payments as well as the holder of the security to not take advantage of the convertible features in the appropriate time frame.

DEFENSIVE STRATEGY
There may be times when a Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.


DERIVATIVES


A Fund may invest in derivatives to limit risk in a portfolio and enhance investment return. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.



Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio manager anticipates.


PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities.

WARRANTS
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price

(generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

More information about the risks associated with investing in the Funds can also be found in the Statement of Additional Information (SAI).

Management of the Funds

THE ADVISER

Each Fund has an Adviser that provides management services. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights each Fund and its lead portfolio manager(s) and investment experience and the management fee paid by each Fund for the most recent fiscal year end.

ABN AMRO ASSET MANAGEMENT (USA) LLC

ABN AMRO Asset Management (USA) LLC ("ABN AMRO Asset Management") is the Adviser to the Funds. As of December 31, 2003, ABN AMRO Asset Management managed approximately $10.5 billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 161 North Clark Street, 9th Floor, Chicago, Illinois 60601, is an indirect and wholly-owned subsidiary of ABN AMRO Holding N.V. and an affiliate of the Fund's Administrator. For the most recent fiscal year, ABN AMRO International Equity Fund paid the Adviser a management fee of 0.22% of its average daily net assets, taking into account fee waivers then in effect. ABN AMRO Global Emerging Markets Fund pays ABN AMRO Asset Management an annual management fee of 1.10% of its average daily net assets, without taking into account fee waivers currently in effect.



FUND NAME                           PORTFOLIO MANAGER(S)       INVESTMENT EXPERIENCE
ABN AMRO International Equity Fund  Ivo Klein                  Co-Portfolio Manager of the Fund since 2001; Vice
                                                               President of the Adviser. Mr. Klein has been associated
                                                               with the Adviser since 1989. Mr. Klein has a Master's
                                                               Degree in Economics from the KUB University in Tilburg.

                                    Theo Maas                  Co-Portfolio Manager of the Fund since April 1999. Mr.
                                                               Maas has been associated with the Adviser and/or its
                                                               affiliates since 1994. He holds a Master's degree in
                                                               Financial Economics from the University of Groningen.

                                    Edward Moolenburgh         Co-Portfolio Manager of the Fund since April 1999. Mr.
                                                               Moolenburgh has been associated with the Adviser and/or
                                                               its affiliates since 1993. Mr. Moolenburgh holds a
                                                               Master's degree from the Economics Faculty of the Erasmus
                                                               University in Rotterdam.

                                    Edward Niehoff             Co-Portfolio Manager of the Fund since April 1999. Mr.
                                                               Niehoff has been associated with the Adviser and/or its
                                                               affiliates since 1993. He holds a Master's degree in
                                                               Technical Management Studies and is a Certified European
                                                               Financial Analyst.

                                    Loes Pals-de Groot         Co-Portfolio Manager of the Fund since April 1999. Ms.
                                                               Pals-de Groot has been associated with the Adviser and/or
                                                               its affiliates since 1971 in various investment management positions. Ms. Pals-de Groot holds a degree in Business
                                                               Economics from the Instituut voor Sociale Wetenschappen.

                                    Wiepke Postma              Co-Portfolio Manager since April 1999. Mr. Postma served
                                                               as portfolio manager for the Fund from March 1997 to April
                                                               1999. In 1984, he joined ABN AMRO Bank's Asset Management
                                                               Department and was appointed Vice President in the same
                                                               year. Mr. Postma holds a Master's degree in Economics.

FUND NAME                           PORTFOLIO MANAGER(S)       INVESTMENT EXPERIENCE
                                    Wouter van der Veen        Co-Portfolio Manager of the Fund since October 2000;
                                                               Senior Vice President of the Adviser. Mr. van der Veen has
                                                               been associated with the Adviser and/or its affiliates
                                                               since 1987, when he began his career as an equity analyst
                                                               covering European banks. Since 2000, Mr. van der Veen has
                                                               worked for ABN AMRO Asset Management as co-leader of the
                                                               Global Equities team. Mr. van der Veen holds a Masters
                                                               degree in economics from the University of Groningen.

                                    Bas Verlaat                Co-Portfolio Manager of the Fund since December 1999. Mr.
                                                               Verlaat has been associated with the Adviser and/or its
                                                               affiliates since 1996. He holds a Bachelor's degree in
                                                               Business Economics from Hogeschool voor Economische
                                                               Studies in Amsterdam.
ABN AMRO Global Emerging Markets    Joseph Van den Heuvel      Portfolio Manager of the Fund since inception. Mr. Van den
  Fund                                                         Heuvel has been associated with the Adviser and/or its
                                                               affiliates since 1993. Since 1997, Mr. Van den Heuvel has
                                                               been part of the Emerging Markets Investment Committee.
                                                               Mr. Van den Heuvel holds an Honors Co-operative Bachelor
                                                               of Mathematics, with a major in Computer Science from the
                                                               University of Waterloo and a M.B.A. from Queen's
                                                               University.


RELATED PERFORMANCE

Set forth below is historical performance data for the ABN AMRO Global Emerging Markets Fund (the "Luxembourg Fund"), an offshore fund registered in Luxembourg and managed by ABN AMRO Asset Management (Netherlands) ("AAAM (Netherlands)"), a division of ABN AMRO Bank N.V. and an affiliate of the Adviser. Joseph Van den Heuvel serves as portfolio manager of ABN AMRO Global Emerging Markets Fund (the "Fund"). The Luxembourg Fund is also managed by Mr. Van den Heuvel and has a substantially similar investment objective and substantially similar strategies and policies as those of the Fund. Of course, past performance is not predictive of future results.

Returns include all dividends, interest, realized and unrealized gains and losses. The performance information is presented net of fees. Fees and expenses of the Fund differ from those of the Luxembourg Fund and are discussed above under "Fund Expenses."

The Luxembourg Fund is regulated and sold outside the United States. Because the Luxembourg Fund is not a registered investment company under the Investment Company Act of 1940 (the "1940 Act"), it has not been subject to the restrictions and investment limitations imposed by the 1940 Act and the Internal Revenue Code of 1986 (including for example, diversification and liquidity requirements and restrictions on transactions with affiliates). The performance of the Luxembourg Fund may have been different had it been subject to regulation as an investment company under U.S. federal laws. Results may also differ depending on the country registrations or permits sought by the Fund to enable the Fund to make investments in certain emerging markets. If permits are not obtained prior to inception or are deemed not warranted based on factors such as fund size, investments in certain countries will not be permitted or will be limited to available ADRs or GDRs.

The Luxembourg Fund's performance is compared to the Morgan Stanley Capital International ("MSCI") Emerging Markets Free Index (the "Index"), an unmanaged index of a sample of companies representative of the stock market structure of 27 emerging market countries. MSCI Free indices reflect investable opportunities for global investing by taking into account local market restrictions on shares owned by foreigners (including, for example, exclusions or limits on investments in certain share classes and capital repatriation requirements).

The Luxembourg Fund's base currency is the US dollar and both the Luxembourg Fund and Index results are expressed in US dollars and are net of broker commissions, expenses related to trading and foreign withholding taxes on dividends, interest and capital gains. The performance of the Luxembourg Fund and the Index include the reinvestment of all dividends. For withholding purposes, the Luxembourg Fund and the Index are Luxembourg based; the Fund is US based for withholding purposes.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                                        1 Year   3 Years   5 Years    Inception *
-------------------------------------------------------------------------------------
Luxembourg Fund **                      41.39%   10.20%    14.77%        1.38%
-------------------------------------------------------------------------------------
MSCI Emerging Markets Free Index        55.82%   12.50%    10.45%       -1.49%
-------------------------------------------------------------------------------------


 *The Luxembourg Fund's inception was July 11, 1997. The Index is computed from
  July 31, 1997.

**The Luxembourg Fund's performance is not subject to U.S. federal laws governing the calculation of performance.

Shareholder Information

OPENING AN ACCOUNT


-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investments for the Funds are as follows:
   o  Regular accounts: $2,500
   o  Individual Retirement Accounts (IRAs): $500
   o Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
   o Automatic Investment Plan (any type of account): We waive the initial investment minimum to open an account and the monthly investment minimum is $50.
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
-  Make your initial investment using the following table as a guideline.
-  All account openings must be in "good order."
----------------------------------------------------------------
BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included.
-  The amount of the transaction is specified in dollars or shares.
- Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.
-  Any required Medallion Signature Guarantees are included.

- Other supporting legal documents (as necessary) are present, including such requirements for written requests as described on page 17.

----------------------------------------------------------------


BUYING SHARES                   TO OPEN AN ACCOUNT                    TO ADD TO AN ACCOUNT ($50 MINIMUM)
THROUGH YOUR FINANCIAL          - Your financial representative is    - Your financial representative is responsible for
REPRESENTATIVE                    responsible for transmitting the      transmitting the order promptly.
                                  order promptly.
BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application.                          check in the envelope provided and mail to us at the
ABN AMRO FUNDS                  - Make your check payable to ABN        address at the left.
P.O. BOX 9765                     AMRO Funds and mail to us at the    - Except as otherwise indicated, we accept checks, bank
PROVIDENCE, RI 02940              address at the left.                  drafts, money orders, wires and ACH for purchases (see
                                - We accept checks, bank drafts         "Other Features" on p. 17). Checks must be drawn on
                                  and money orders for purchases.       U.S. banks. There is a $20 charge for returned checks.
                                  Checks must be drawn on U.S.        - Give the following wire/ACH information to your bank:
                                  banks to avoid any fees or            Mellon Trust of New England
                                  delays in processing your check.      ABA #01-10-01234
                                - We do not accept travelers,           For: ABN AMRO Funds
                                  temporary, post-dated, credit         A/C 140414
                                  card courtesy, second or third        FBO "ABN AMRO Fund Number,"
                                  party checks (which are checks        "Your Account Number."
                                  made payable to someone other       - Include your name, account number, taxpayer
                                  than the Funds).                      identification number or social security number,
                                                                        address and the Fund you wish to purchase in the
                                                                        wiring instructions.
                                                                      - We do not accept travelers, temporary, post-dated,
                                                                        credit card courtesy, second or third party checks
                                                                        (which are checks made payable to someone other than
                                                                        the Funds).
                                                                      - For your protection, our current Internet capabilities
                                                                        allow you to check balances and transfer monies only
                                                                        between Funds. Please contact us via mail with a
                                                                        signed letter of instruction for all other changes to
                                                                        your account.

BUYING SHARES                   TO OPEN AN ACCOUNT                    TO ADD TO AN ACCOUNT ($50 MINIMUM)

BY PHONE                        - Obtain a Fund number and account    - Verify that your bank or credit union is a member of
                                  by calling ABN AMRO Funds at the      the ACH.
800 992-8151                      number at the left.                 - You should complete the "Bank Account Information"
                                - Instruct your bank (who may           section on your account application.
                                  charge a fee) to wire or ACH the    - When you are ready to add to your account, call ABN
                                  amount of your investment.            AMRO Funds and tell the representative the Fund name,
                                - Give the following wire/ACH           account number, the name(s) in which the account is
                                  information to your bank:             registered and the amount of your investment.
                                  Mellon Trust of New England         - Instruct your bank (who may charge a fee) to wire or
                                  ABA #01-10-01234                      ACH the amount of your investment.
                                  For: ABN AMRO Funds                 - Give the following wire/ACH information to your bank:
                                  A/C 140414                            Mellon Trust of New England
                                  FBO "ABN AMRO Fund Number,"           ABA #01-10-01234
                                  "Your Account Number."                For: ABN AMRO Funds
                                - Return your completed and signed      A/C 140414
                                  application to:                       FBO "ABN AMRO Fund Number,"
                                  ABN AMRO Funds                        "Your Account Number."
                                  P.O. Box 9765                       - Include your name, account number, taxpayer
                                  Providence, RI 02940                  identification number or Social Security number,
                                                                        address and the Fund(s) you wish to purchase in the
                                                                        wire instructions.

BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of
                                  application(s) from our Web           the ACH.
WWW.ABNAMROFUNDS.COM              site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Obtain a Personal Identification Number (PIN) from ABN
                                  payable to ABN AMRO Funds and         AMRO Funds for use on ABN AMRO Funds' Web site if you
                                  mail it to the address under "By      have not already done so. To obtain a PIN, please call
                                  Mail" above.                          800 992-8151.
                                                                      - When you are ready to add to your account, access your
                                                                        account through ABN AMRO Funds' Web site and enter
                                                                        your purchase instructions in the highly secure area
                                                                        for shareholders only called "Account Access." ACH
                                                                        purchases on the Internet may take 3 or 4 business
                                                                        days.


EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading (which may subject you to a redemption fee) and may be difficult to implement in times of drastic market changes.

You can exchange shares from one ABN AMRO Fund to another within the same class of shares. You may also exchange between Class N and Class S shares of the ABN AMRO Funds. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.
----------------------------------------------------------------
HOW DOES AN EXCHANGE TAKE PLACE?

When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The sale of your shares may be a taxable event for you and may subject you to a redemption fee.

----------------------------------------------------------------

ABN AMRO Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES


Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order." The following table shows guidelines for selling shares.


SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES
BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the
                                - Sales or redemptions of any size      Fund name, Fund number, your account number, the
ABN AMRO FUNDS                    (For redemptions over $50,000,        name(s) in which the account is registered and the
P.O. BOX 9765                     please see Medallion Signature        dollar value or number of shares you wish to sell.
PROVIDENCE, RI 02940              Guarantee on the next page)         - Include all signatures and any additional documents
                                                                        that may be required. (See "Selling Shares in Writing"
                                                                        on page 16). Signatures must be in original form, as
                                                                        photocopies are not accepted.
                                                                      - Mail to us at the address at the left.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it medallion signature
                                                                        guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 17).

BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your
                                - Sales of up to $50,000 (for           touch-tone phone, call 800 992-8151.
800 992-8151                      accounts with telephone account     - To place your request with an Investor Services
                                  privileges)                           Associate, call between 9 am and 7 pm ET,
                                                                        Monday-Friday.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it medallion signature
                                                                        guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 17).
                                                                      - ABN AMRO Funds reserves the right to refuse any
                                                                        telephone sales request and may modify the procedures
                                                                        at any time. ABN AMRO Funds makes reasonable attempts
                                                                        to verify that telephone instructions are genuine, but
                                                                        you are responsible for any loss that you may bear
                                                                        from telephone requests.

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES


BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW.ABNAMROFUNDS.COM                                                  - Obtain a Personal Identification Number (PIN) from ABN
                                                                        AMRO Funds (800 992-8151) for use on ABN AMRO Funds'
                                                                        Web site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your
                                                                        account, access your account through ABN AMRO Funds'
                                                                        Web site and enter your redemption instructions in the
                                                                        highly secure area for shareholders only called
                                                                        "Account Access." A check for the proceeds will be
                                                                        mailed to you at the address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 17).


SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  your address of record has changed within the past 30 days
-  you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner.
----------------------------------------------------------------
WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000.

The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
----------------------------------------------------------------

SELLER                                   REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint, sole        - Letter of instruction
proprietorship, UGMA/UTMA, or general    - On the letter, the signatures and titles of all persons
partner accounts                           authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies
                                           are not accepted
                                         - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)

Owners of corporate or association       - Letter of instruction
accounts                                 - Corporate resolution certified within the past 12 months
                                         - On the letter, the signatures and titles of all persons
                                           authorized to sign for the accounts, exactly as the
                                           account is registered, must be in original form, as
                                           photocopies are not accepted
                                         - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)

Owners or trustees of trust accounts     - Letter of instruction
                                         - On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted
                                         - If the names of all trustees are not registered on the
                                           account, a copy of the trust document certified within the past 12 months
                                         - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)

Joint tenancy shareholders whose         - Certified letter of instruction signed by the surviving
co-tenants are deceased                    tenant must be in original form, as photocopies are not
                                           accepted
                                         - Copy of death certificate
                                         - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)

Executors of shareholder estates         - Certified letter of instruction signed by executor must be in original form, as photocopies are not accepted
                                         - Copy of order appointing executor
                                         - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)

Administrators, conservators,            - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above

IRA accounts                             - IRA distribution request form completed and signed. Call
                                           800 992-8151 for a form.

In addition to the situations described above, ABN AMRO Funds may require Medallion Signature Guarantees in other circumstances based on the amount of redemption request or other factors.

OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption process deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds' account(s):
- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 of the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your nonretirement account if the value of your account falls below the applicable minimum due to redemptions. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid closing the account.

TRANSACTION POLICIES

CALCULATING SHARE PRICE

When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing the class's net assets by the number of its shares outstanding. Currently, the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.


Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser and in accordance with guidelines adopted by the Board of Trustees.

EXECUTION OF REQUESTS
Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail, telephone or Internet request in "good order." Requests must be received by 4:00 p.m. ET. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.

Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

A Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

ABN AMRO Funds reserves the right to:

- refuse any purchase or exchange of shares if it could adversely affect a Fund or its operations

-  suspend the offering of Fund shares
- change the initial and additional investment minimums or waive these minimums for any investor
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.
-  change, withdraw or waive various services, fees and account policies.

CUSTOMER IDENTIFICATION PROGRAM
Federal law requires ABN AMRO Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with ABN AMRO Funds. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, ABN AMRO Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in ABN AMRO Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. ABN AMRO Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.


SHORT-TERM AND EXCESSIVE TRADING


The Funds are designed for long-term investors. The Funds are not designed for short-term trading or frequent trading. As a result the Funds have adopted redemption fees for certain funds as discussed below. The Funds may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions. The Funds reserve the right to:


- Reject any purchase, including exchange purchases, that could adversely affect the Funds or their operations;


- Limit, impose charges upon, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that are detrimental to the Funds;


- Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading.



In making the determination to exercise these rights, the Funds consider an investor's trading history in the Funds and accounts under common ownership or control. While the Funds employ reasonable measures to prevent short-term and excessive trading, the Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds' policies.


REDEMPTION FEES
The Funds can experience substantial price fluctuations and are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Funds' investment programs and create significant additional transaction costs that are borne by all shareholders. For these reasons, the Funds assess a 2% fee on redemptions (including exchanges) of Fund shares sold or exchanged within 90 calendar days of purchase.

Redemption fees are paid to the respective Fund to help offset transaction costs and to protect the Funds' long-term shareholders. Each Fund will use the "first-in, first-out" (FIFO) method to determine the 90 calendar-day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is within 90 calendar days, the fee will be charged. The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains).


Due to limitations with systems capabilities, omnibus or similar accounts of certain broker-dealers, banks and other intermediaries will not incur redemption fees at the omnibus account level. These accounts, including, but not limited to, certain pension plans, 401(k) plans and variable products, have multiple underlying shareholders who may be charged the redemption fee by the broker-dealer, bank or other intermediary.


ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
-  after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS
To help reduce Fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to consolidate your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.

DIVIDENDS
Dividends, if any, will be declared and paid annually in December. Capital gains, if any, will be distributed at least once a year, in December.

DISTRIBUTIONS
The Funds distribute income dividends and capital gains. Income dividends represent the earnings from a Fund's investments; capital gains occur when a Fund sells a portfolio security for more than the original purchase price.

DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the ABN AMRO Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
-  complete the appropriate sections of the account application
- if you are using the Automatic Investment Plan to open an account, make a check ($50 minimum) payable to "ABN AMRO Funds." Mail your check and application to ABN AMRO Funds, P.O. 9765, Providence, RI 02940.

ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares, and access information such as your account balance and a Fund's NAV through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Investor Services Associates will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto "Account Access" on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

ABN AMRO Funds has procedures in place to try to prevent unauthorized access to your account information. Each Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.

SYSTEMATIC WITHDRAWAL PLAN
This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:
-  you must have at least $50,000 in your account
-  determine the schedule: monthly, quarterly, semi-annually or annually
-  call 800 992-8151 to add a systematic withdrawal plan to your account

RETIREMENT PLANS
ABN AMRO Funds offers a range of retirement plans, including Traditional, Roth and Education Savings Accounts (formerly Education IRAs), SIMPLE IRAs, SEP IRAs, 401(k) plans, money purchase pension and profit-sharing plans. Using these plans, you can invest in any ABN AMRO Fund with a low minimum investment of $500. The annual maintenance fee for IRAs is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call ABN AMRO Funds at 800 992-8151.

DISTRIBUTION PLAN 12B-1 FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, each Fund has adopted a Rule 12b-1 distribution plan. Under this plan, an annual fee of no more than 0.25% is paid out of each Fund's Class N shares' average daily net assets to reimburse the distributor for certain expenses associated with the distribution of Fund shares and for services provided to shareholders. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.


In addition to distribution and service fees paid by the Funds, the Advisers or their affiliates may compensate brokers or other service providers for various services out of their own assets and not as an additional charge to the Funds.


PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Funds attempt to obtain the best possible price and most favorable execution of transactions in their portfolio securities. Under policies established by the Board of Trustees, there may be times when a Fund may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Adviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Funds consider a broker-dealer's reliability, availability of research, the quality of its execution services and its financial condition.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in a Fund. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequences of investing in a Fund is included in the Statement of Additional Information.

TAXES
Distributions you receive from a Fund may be taxable whether or not you reinvest them.

- Each Fund pays dividends and distributes capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income are taxable to you as ordinary income.

- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of a Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of a Fund.

- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

- If you do not provide ABN AMRO Funds with the complete and current taxpayer identification information and required certification, you may be subject to backup withholding tax.


- If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend."

Financial Highlights


These financial highlights tables are to help you understand the Fund's financial performance. The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements as of October 31, 2003, which have been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request. ABN AMRO GLOBAL EMERGING MARKETS FUND had not yet commenced operations as of October 31, 2003.


ABN AMRO INTERNATIONAL EQUITY FUND



                                                  Year          Year        Ten Months        Year        Year       Year
                                                 Ended         Ended          Ended           Ended      Ended      Ended
                                                10/31/03      10/30/02       10/31/01       12/31/00    12/31/99   12/31/98
                                                --------      --------      ----------      ---------   --------   --------
Net Asset Value, Beginning of Period..........  $   9.26      $  11.44      $    17.82      $   25.08   $  18.97   $  15.38
                                                --------      --------      ----------      ---------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)..............      0.09         (0.04)(a)        0.03          (0.06)      0.04       0.01
    Net realized and unrealized gain (loss) on
      investments.............................      1.52         (2.14)(a)       (5.48)         (5.66)      7.75       3.85
                                                --------      --------      ----------      ---------   --------   --------
      Total from investment operations........      1.61         (2.18)          (5.45)         (5.72)      7.79       3.86
                                                --------      --------      ----------      ---------   --------   --------
LESS DISTRIBUTIONS:
  Distributions from and in excess of net
    investment income.........................        --            --              --             --         --      (0.09)
  Distributions from net realized gain on
    investments...............................        --            --           (0.93)         (1.54)     (1.68)     (0.18)
                                                --------      --------      ----------      ---------   --------   --------
      Total distributions.....................        --            --           (0.93)         (1.54)     (1.68)     (0.27)
                                                --------      --------      ----------      ---------   --------   --------
Net increase (decrease) in net asset value....      1.61         (2.18)          (6.38)         (7.26)      6.11       3.59
                                                --------      --------      ----------      ---------   --------   --------
Net Asset Value, End of Period................  $  10.87      $   9.26      $    11.44      $   17.82   $  25.08   $  18.97
                                                ========      ========      ==========      =========   ========   ========
TOTAL RETURN..................................     17.51%       (19.14)%        (31.33)%(b)    (22.87)%    41.86%     25.43%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's)........   $10,244       $15,581         $78,252       $130,699   $204,922   $142,862
  Ratios of expenses to average net assets:
    Before reimbursement of expenses by
      Adviser.................................      2.19%         1.67%           1.36%          1.31%      1.31%      1.38%
    After reimbursement of expenses by
      Adviser.................................      1.41%         1.41%           1.35%          1.31%      1.31%      1.38%
  Ratios of net investment income (loss) to
    average net assets:
    Before reimbursement of expenses by
      Adviser.................................      0.04%        (0.26)%          0.26%         (0.17)%     0.15%      0.02%
    After reimbursement of expenses by
      Adviser.................................      0.82%         0.00%           0.27%         (0.17)%     0.15%      0.02%
  Portfolio Turnover..........................     67.83%        51.37%          29.55%(b)      38.00%     31.00%     31.00%


(a)The selected per share data was calculated using weighted average shares method for the period.

(b)Not Annualized

General Information


If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents:


SHAREHOLDER REPORTS

You will receive semi-annual reports dated April 30 and annual reports, audited by independent auditors, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated in this prospectus by reference to the extent that it relates to the Funds and dated March 1, 2004, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS


CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and get answers to your questions about the Funds by contacting:

Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &
            Fund Literature                 800 992-8151
            Investment Advisor Services     800 597-9704

Web site:   www.abnamrofunds.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Fund at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090.

Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

Investment Company Act File Number: 811-8004

                                                                    ABN-N-INT-04

MARCH 1, 2004

 CLASS I SHARES

 INSTITUTIONAL
 FUNDS

(ABN-AMRO FUNDS LOGO)

Prospectus
                                                                  ABN AMRO Funds

                                                 The Securities and Exchange
                                                 Commission has not approved or
                                                 disapproved these or any mutual
                                                 fund's shares or determined if
                                                 this prospectus is accurate or
                                                 complete. Any representation to
                                                 the contrary is a crime.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

                                         TICKER SYMBOL
EQUITY FUNDS

ABN AMRO Growth Fund                         CTGIX
Montag & Caldwell Growth Fund                MCGIX
ABN AMRO/Veredus Aggressive Growth Fund      AVEIX
ABN AMRO Equity Plus Fund                    IOEPX
ABN AMRO Global Emerging Markets Fund         N/A

BALANCED FUNDS

ABN AMRO Balanced Fund                        N/A
Montag & Caldwell Balanced Fund              MOBIX

FIXED INCOME FUNDS

ABN AMRO Bond Fund                           CTBIX
ABN AMRO Investment Grade Bond Fund          IOFIX
ABN AMRO High Yield Bond Fund                ABHBX

[ABN AMRO FUNDS LOGO]
Thank you for your interest in ABN AMRO Funds. This prospectus pertains only to Class I shares of ABN AMRO Growth Fund, Montag & Caldwell Growth Fund, ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO Equity Plus Fund, ABN AMRO Global Emerging Markets Fund, ABN AMRO Balanced Fund, Montag & Caldwell Balanced Fund, ABN AMRO Bond Fund, ABN AMRO Investment Grade Bond Fund and ABN AMRO High Yield Bond Fund, members of the ABN AMRO Funds family.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.

--------------------------------------------------------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                Page

CATEGORIES OF ABN AMRO FUNDS                                       3

FUND SUMMARIES
  Investment Summaries                                             4

    EQUITY FUNDS                                                   4
    ABN AMRO Growth Fund                                           4
    Montag & Caldwell Growth Fund                                  4
    ABN AMRO/Veredus Aggressive Growth Fund                        4
    ABN AMRO Equity Plus Fund                                      5
    ABN AMRO Global Emerging Markets Fund                          5

    BALANCED FUNDS                                                 5
    ABN AMRO Balanced Fund                                         5
    Montag & Caldwell Balanced Fund                                6

    FIXED INCOME FUNDS                                             6
    ABN AMRO Bond Fund                                             6
    ABN AMRO Investment Grade Bond Fund                            7
    ABN AMRO High Yield Bond Fund                                  7
  Principal Investment Risks                                       8
  Fund Performance                                                11
  Fund Expenses                                                   16
  Other Investment Strategies                                     18

INVESTMENT TERMS                                                  22

MANAGEMENT OF THE FUNDS                                           25

    THE ADVISERS                                                  25
    ABN AMRO Asset Management, Inc.                               25
    ABN AMRO Asset Management (USA) LLC                           26
    Montag & Caldwell, Inc.                                       27
    Veredus Asset Management LLC                                  27

    THE SUB-ADVISER                                               27
    thinkorswim Advisors, Inc.                                    27

    RELATED PERFORMANCE                                           28

SHAREHOLDER INFORMATION                                           29
    Opening an Account: Buying Shares                             29
    Exchanging Shares                                             30
    Selling/Redeeming Shares                                      31
    Transaction Policies                                          34
    Account Policies and Dividends                                35
    Additional Investor Services                                  36
    Portfolio Transactions and Brokerage Commissions              36

DIVIDENDS, DISTRIBUTIONS AND TAXES                                37

FINANCIAL HIGHLIGHTS                                              38

GENERAL INFORMATION                                       Back Cover

Categories of ABN AMRO Funds


ABN AMRO Funds is an open-end management investment company that currently offers 24 separate investment portfolios, including equity, balanced, fixed income and money market funds; Class I shares of 10 of the portfolios are offered in this prospectus. In addition, other funds and classes are offered under separate prospectuses.


EQUITY FUNDS

EQUITY FUNDS invest principally in stocks and other equity securities. Equity funds have greater growth potential than many other funds, but they also have greater risk.

WHO MAY WANT TO INVEST IN EQUITY FUNDS
Equity funds may be appropriate if you:
-  have a long-term investment goal (five years or more)
- can accept higher short-term risk in return for higher long-term return potential
-  want to diversify your investments

Equity funds may not be appropriate if you want:
-  a stable share price
-  a short-term investment
-  regular income

BALANCED FUNDS

BALANCED FUNDS invest in a mix of stocks and fixed income securities and combine the benefits of both types of securities - capital appreciation or growth from stocks and income from fixed income securities. Like most other mutual funds, the share price of a balanced fund moves up and down in response to changes in the stock market and interest rates.

WHO MAY WANT TO INVEST IN BALANCED FUNDS
Balanced funds may be appropriate if you want:
-  capital appreciation and current income
-  balanced diversified investment
-  a long-term investment

FIXED INCOME FUNDS

FIXED INCOME FUNDS invest in corporate and government bonds and other fixed income securities. These funds provide regular income. The obligations are generally secured by the assets of the issuer.

WHO MAY WANT TO INVEST IN FIXED INCOME FUNDS
Fixed income funds may be appropriate if you want:
-  regular income

-  a long-term investment

-  less volatility than equity funds
-  portfolio diversification

Fixed income funds may not be appropriate if you want capital appreciation.

----------------------------------------------------------------
No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
-  the value of fund shares will fluctuate
-  you could lose money
-  you cannot be certain that a fund will achieve its investment objective
----------------------------------------------------------------

Investment Summaries

ABN AMRO GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks long-term total return through a combination of capital appreciation and current income by investing primarily in a combination of stocks and bonds.

PRINCIPAL INVESTMENT STRATEGIES

The portfolio managers use a bottom-up approach and invest in a combination of securities that offer potential for growth and/or income, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen of $3 billion. The portfolio managers then identify stocks of companies with the following characteristics compared to S&P 500 Index averages:
-  higher sales and operating earnings growth
-  more stable earnings growth rates
-  lower debt-to-capital ratio
-  higher return on equity

The portfolio managers also consider the quality of company management and the strength of the company's position among its competitors. In addition, the portfolio managers assess the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: credit, growth style, interest rate, issuer, liquidity, manager and market risks. See page 8 for a more detailed discussion of these risks and other principal risks common to all Funds.


MONTAG & CALDWELL GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and convertible securities. The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that:
-  have a strong history of earnings growth
- are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
-  have strong balance sheets
-  have a sustainable competitive advantage
-  are currently, or have the potential to become, industry leaders
-  have the potential to outperform during market downturns

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. The principal investment risks apply to the Fund: growth style, liquidity, manager and market risks. See page 8 for a more detailed discussion of these risks and other principal risks common to all Funds.


ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in growth stocks of small-cap companies whose earnings are growing, or are expected to grow, at an accelerated rate. The Adviser defines a small-cap company as one having a market capitalization of less than $1.5 billion at the time of acquisition. The portfolio managers look for inefficiencies in the market caused by inaccurate expectations (e.g., earnings), focusing on companies that have:
-  expanding unit volume growth
-  increasing profit margins
-  significant new product development efforts
-  returns in excess of their cost of capital

The portfolio managers may also invest in mid-cap equity securities. The Adviser defines a mid-cap company as one having a market capitalization of $1.5 to $9 billion at the time of acquisition.

To help manage risk, the portfolio management team adheres to a strict discipline regarding the sale of securities. In the course of implementing its principal investment strategies, the Fund will likely experience a high turnover rate (200% or more).

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: growth style, liquidity, manager, market, mid-cap company, portfolio turnover and small-cap company risks. See page 8 for a more detailed discussion of these risks and other principal risks common to all Funds.

ABN AMRO EQUITY PLUS FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide total return.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in the common stocks that comprise the Standard & Poor's Composite Stock Price Index ("S&P 100"), in an effort to provide investment results that correspond to or exceed the aggregate price and dividend performance of the S&P 100. The S&P 100 is a market capitalization-weighted index of 100 common stocks from a broad range of industries.

Under normal conditions, at least 80% of the Fund's assets will be invested to correspond as closely as possible to the relative weighting of the S&P 100 in order to attempt to achieve a high degree of correlation between the performance of the Fund's portfolio and that of the S&P 100. The remaining 20% of the Fund's assets will, under normal conditions, also be invested in stocks that are included in the S&P 100, but the Fund's position in such stocks may be greater (overweighted) or less (underweighted) compared to such stocks' weightings in the S&P 100.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: growth style, liquidity, manager, market and value style risks. See page 8 for a more detailed discussion of these risks and other principal risks common to all Funds.



ABN AMRO GLOBAL EMERGING MARKETS FUND


INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its net assets in a diversified portfolio of emerging market equity securities. A company is considered to be in emerging markets if it is domiciled in an emerging market country, is traded mainly in emerging markets, derives at least half of its income or profits from emerging markets or has at least half of its assets located in an emerging market country. Under present conditions, the Fund expects to hold investments in Africa, Asia, Eastern and Mediterranean Europe, Latin America and the Middle East. The Fund's investments are spread among regions, countries, industries and companies. The country allocation is set by considering changes in political and economic factors. The Fund's ability to invest directly in certain countries may be limited by registration requirements, ownership limits and other barriers to entry. In selecting companies for investment, a company's financial strength, competitive position, profitability, growth prospects and quality of management will typically be evaluated. The Fund normally does not expect to hedge against the value of the U.S. dollar.


PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: Emerging markets, foreign securities, growth style, liquidity, manager and market risk. See page 8 for a more detailed discussion of these risks and other principal risks common to all Funds.


ABN AMRO BALANCED FUND
(not currently available for purchase)

INVESTMENT OBJECTIVE

The Fund seeks growth of capital with current income by investing in a combination of equity and fixed income securities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund generally invests between 40% and 70% of its assets in equity securities and between 30% and 60% in fixed income securities. Although the prices of fixed income securities fluctuate, the steady income flow they produce helps offset the potentially higher price volatility of the equity securities in the portfolio.

Asset allocation varies according to the portfolio managers' assessment of which asset class offers the greatest potential for growth. The portfolio managers will diversify the Fund's investments among a variety of industries.

The portfolio managers use a bottom-up approach and invest in a combination of securities that offer potential for growth or income potential, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen of $3 billion. The portfolio managers then identify stocks of companies with the following characteristics compared to S&P 500 Index averages:
-  higher sales and operating earnings growth
-  more stable earnings growth rates
-  lower debt-to-capital ratio
-  higher return on equity

The portfolio managers also consider the quality of company management and the strength of its position among its competitors. In addition, the portfolio managers assess the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.

The portfolio managers use a combination of quantitative and fundamental research, including risk/reward and credit risk analysis, in choosing fixed income securities. The dollar-weighted average maturity of the bonds in the Fund is normally between three and ten years. Investments may include:
-  U.S. government securities
-  corporate bonds
-  debentures and convertible debentures
-  zero-coupon bonds
-  mortgage/asset-backed securities
-  Yankee bonds

The Fund's fixed income securities are primarily in investment grade securities, but the Fund may also invest in below investment grade (high yield) securities, commonly referred to as "junk bonds."

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: below investment grade (high yield) securities, credit, growth style, interest rate, issuer, liquidity, manager, market, prepayment and U.S. government agency securities risks. See page 8 for a more detailed discussion of these risks and other principal risks common to all Funds.


MONTAG & CALDWELL BALANCED FUND

INVESTMENT OBJECTIVE

The Fund seeks long-term total return.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a combination of equity, fixed income and short-term securities. Generally, between 50% and 70% of the Fund's total assets will be invested in equity securities, and at least 25% will be invested in fixed income securities to provide a stable flow of income. The portfolio allocation will vary based upon the portfolio manager's assessment of the return potential of each asset class. For equity investments, the portfolio manager uses a bottom-up approach to stock selection, focusing on high quality, well-established companies that:
-  have a strong history of earnings growth
- are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
-  have strong balance sheets
-  have a sustainable competitive advantage
-  are currently, or have the potential to become, industry leaders
-  have the potential to outperform during market downturns

When selecting fixed income securities, the portfolio manager strives to maximize total return and minimize risk primarily by actively adjusting the portfolio's duration and sector weightings. Emphasis is also placed on diversification and credit analysis.

The Fund will invest only in fixed income securities with an "A" or better rating. Investments will include:
-  U.S. government securities
-  corporate bonds normally rated A or better
-  mortgage/asset-backed securities
-  money market securities and repurchase agreements

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: credit, growth style, interest rate, issuer, liquidity, manager, market, prepayment and U.S. government agency securities risks. See page 8 for a more detailed discussion of these risks and other principal risks common to all Funds.


ABN AMRO BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks high current income consistent with prudent risk of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal conditions, the Fund invests at least 80% of its assets in bonds, primarily intermediate-term investment-grade fixed income securities. The portfolio manager uses a combination of quantitative and fundamental research, including risk/ reward and credit risk analysis, in choosing securities. The dollar-weighted average maturity of the bonds in the Fund is normally between three and ten years. Investments may include:
-  U.S. government securities
-  corporate bonds
-  debentures and convertible debentures
-  zero-coupon bonds
-  mortgage/asset-backed securities
-  Yankee bonds

The Fund may also invest in below investment grade (high yield) securities, commonly referred to as "junk bonds."

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: below investment grade (high yield) securities, credit, interest rate, issuer, liquidity, manager, prepayment and U.S. government agency securities risks. See page 8 for a more detailed discussion of these risks and other principal risks common to all Funds.

ABN AMRO INVESTMENT GRADE BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide total return.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of investment grade fixed income securities. The Fund normally invests in intermediate-term fixed income securities that include U.S. government securities; corporate debt securities; zero-coupon bonds; mortgage/asset-backed securities; and yankee bonds. The portfolio manager uses a combination of quantitative and fundamental research, including risk/reward and credit risk analysis, in choosing securities. The Fund currently expects to maintain an average dollar-weighted maturity of between one and seven years, although securities of longer or shorter maturities may be purchased.


The Fund will attempt to deliver share price and/or income performance in excess of the bond market in general as measured by a broad index such as Lehman Brothers Intermediate Aggregate Index.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: credit, interest rate, issuer, liquidity, manager, prepayment and U.S. government agency securities risks. See page 8 for a more detailed discussion of these risks and other principal risks common to all Funds.


ABN AMRO HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide interest income and capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets in high yield bonds, also known as junk bonds. High yield bonds are considered to be those rated BB+/Ba1 or below by Standard & Poor's/Moody's or judged by the Adviser to be of equivalent quality. The Fund may invest in foreign bonds. In deciding which securities to buy and sell, the portfolio managers use a combined top-down and bottom-up approach. The portfolio managers select securities based on their analysis of the regions and industries and the relative value of the security. The portfolio managers normally expect to maintain a minimum B average rating.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.


RISKS. These principal investment risks apply to the Fund: below investment grade (high yield) securities, call, credit, foreign securities, interest rate, issuer, liquidity and manager risk. See page 8 for a more detailed discussion of these risks and other principal risks common to all Funds.

Principal Investment Risks

RISKS THAT APPLY TO THE FUNDS


BELOW INVESTMENT GRADE (HIGH YIELD) SECURITIES RISK: Bonds and other fixed income securities are rated by national ratings agencies. These ratings generally assess the ability of the issuer to pay principal and interest. Issuers of securities that are rated below investment grade (i.e., Ba1/BB+ or lower) and their unrated equivalents are typically in poor financial health, and their ability to pay interest and principal is uncertain. The prices of such securities may be more vulnerable to bad economic news, or even the expectation of bad news, than higher rated or investment grade bonds.



CALL RISK: Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increased likelihood of a call may reduce the security's price. If a fixed income security is called, a fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.



CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect a fund's share price or yield.



EMERGING MARKETS RISK: Investing in emerging market countries is subject to a number of risks, including:

-  economic structures that are less diverse and mature than developed countries
-  less stable political systems and less developed legal systems
-  national policies that may restrict foreign investment
-  wide fluctuations in the value of investments
-  smaller securities markets making investments less liquid
-  special custody arrangements
-  delays in settling Fund transactions


FOREIGN SECURITIES RISK: Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. Foreign companies and markets may also have less governmental supervision. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities.



- CURRENCY RISK: The value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the holding increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the holding decreases in U.S. dollar terms.



- POLITICAL/ECONOMIC RISK: Changes in economic, tax or foreign investment policies, or other political, governmental or economic actions can adversely affect the value of the securities in the Fund.



- REGULATORY RISK: In foreign countries, accounting, auditing and financial reporting standards and other regulatory practices and requirements are generally different from those of U.S. companies.



GROWTH STYLE RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund's performance may suffer.



INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons. Interest rate changes will impact high yield bonds in different ways depending on credit ratings. BB rated bonds are more vulnerable to prevailing rates and act more like their investment grade counterparts. For bonds rated B and below, credit risk is more significant than interest rate risk. Because a fund normally expects to maintain a minimum B rating, it anticipates higher interest rate risks but lower credit risks than funds that invest in lower quality issuers.



ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.



LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect a fund's value or prevent a fund from being able to take advantage of other investment opportunities.



MANAGER RISK: The performance of a fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, a fund may underperform the stock or fixed income market or its peers. Also, a fund could fail to meet its investment objective.



MARKET RISK: A fund's share price can move down in response to stock market conditions, changes in the economy or a particular company's stock price changes. An individual stock may decline in value even when stocks in general are rising.

MID-CAP COMPANY RISK: Investments in mid-cap companies entail greater risks than investments in larger, more established companies. Mid-cap companies generally have narrower product lines, more limited financial resources and a more limited trading market for their stocks compared with larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.



PORTFOLIO TURNOVER RISK: Frequent trading of a fund's securities may result in a higher than average level of capital gains and will result in greater transaction costs to a fund. A higher level of capital gains can result in more frequent distributions with greater tax consequences. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact a fund's performance.



PREPAYMENT RISK: Mortgage-backed securities carry prepayment risks. Prices and yields of mortgage-backed securities assume that the underlying mortgages will be paid off according to a preset schedule. If the underlying mortgages are paid off early, such as when homeowners refinance as interest rates decline, a fund may be forced to reinvest the proceeds in lower yielding, higher priced securities. This may reduce a fund's total return.



SMALL-CAP COMPANY RISK: Investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies.



U.S. GOVERNMENT AGENCY SECURITIES RISK: Certain U.S. government agency securities, such as those issued by the Federal Home Loan Bank, are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the United States Treasury.



VALUE STYLE RISK: Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are lower than growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, a fund's return may be adversely affected during market downturns and when value stocks are out of favor.

RISK SUMMARY

The following chart compares the principal risks of investing in each ABN AMRO Fund. More information about the risks associated with investing in ABN AMRO Funds can also be found in the Statement of Additional Information (SAI).

                                                       BELOW         CALL        CREDIT      EMERGING     FOREIGN       GROWTH
                                                     INVESTMENT                              MARKETS     SECURITIES     STYLE
                                                       GRADE
                                                       (HIGH
                                                       YIELD)
                                                     SECURITIES

ABN AMRO Growth                                                                    X                                      X
Montag & Caldwell Growth                                                                                                  X
ABN AMRO/Veredus Aggressive Growth                                                                                        X
ABN AMRO Equity Plus                                                                                                      X
ABN AMRO Global Emerging Markets                                                                X            X            X
ABN AMRO Balanced                                        X                         X                                      X
Montag & Caldwell Balanced                                                         X                                      X
ABN AMRO Bond                                            X                         X
ABN AMRO Investment Grade Bond                                                     X
ABN AMRO High Yield Bond                                 X            X            X                         X

                                                      INTEREST      ISSUER     LIQUIDITY     MANAGER       MARKET        MID-
                                                        RATE                                                             CAP
                                                                                                                       COMPANY

ABN AMRO Growth                                          X            X            X            X            X
Montag & Caldwell Growth                                                           X            X            X
ABN AMRO/Veredus Aggressive Growth                                                 X            X            X            X
ABN AMRO Equity Plus                                                               X            X            X
ABN AMRO Global Emerging Markets                                                   X            X            X
ABN AMRO Balanced                                        X            X            X            X            X
Montag & Caldwell Balanced                               X            X            X            X            X
ABN AMRO Bond                                            X            X            X            X
ABN AMRO Investment Grade Bond                           X            X            X            X
ABN AMRO High Yield Bond                                 X            X            X            X

                                                     PORTFOLIO    PREPAYMENT     SMALL-        U.S.        VALUE
                                                      TURNOVER                    CAP       GOVERNMENT     STYLE
                                                                                COMPANY       AGENCY
                                                                                            SECURITIES

ABN AMRO Growth
Montag & Caldwell Growth
ABN AMRO/Veredus Aggressive Growth                       X                         X
ABN AMRO Equity Plus                                                                                         X
ABN AMRO Global Emerging Markets
ABN AMRO Balanced                                                     X                         X
Montag & Caldwell Balanced                                            X                         X
ABN AMRO Bond                                                         X                         X
ABN AMRO Investment Grade Bond                                        X                         X
ABN AMRO High Yield Bond


X = Risk factor applicable to a Fund.

Fund Performance

ABN AMRO GROWTH FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

         (12.91)%                   (19.11)%                    21.92%
           2001                       2002                       2003


  Best quarter:          12/01    16.35%
  Worst quarter:          9/01   -17.64%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                                      Since
                         1 Year    Inception(a)
---------------------------------------------------
ABN AMRO Growth
  Fund:
  Return Before
    Taxes                 21.92%      -3.93%
  Return After
    Taxes on
    Distributions         21.92%      -4.55%
  Return After
    Taxes on
    Distributions
    and Sale of
    Fund Shares           14.25%      -3.41%
---------------------------------------------------
S&P 500 Index
  (reflects no
  deduction for
  fees, expenses,
  or taxes)               28.67%      -5.67%
---------------------------------------------------
Lipper Large-Cap
  Growth Fund
  Index
  (reflects no
  deduction for
  fees, expenses,
  or taxes)               26.96%     -15.24%
---------------------------------------------------



(a)Inception of Class I shares: July 31, 2000. Index data computed from July 31, 2000.


MONTAG & CALDWELL GROWTH FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

       32.17%           32.26%      22.90%      (7.07)%    (13.11)%    (22.67)%     17.57%
        1997             1998        1999        2000        2001        2002        2003


  Best quarter:          12/98    27.08%
  Worst quarter:          3/01   -15.53%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                                                  Since
                         1 Year     5 Years    Inception(a)
---------------------------------------------------------------
ABN AMRO/Montag &
  Caldwell Growth
  Fund:
  Return Before
    Taxes                 17.57%     -2.04%        8.30%
  Return After
    Taxes on
    Distributions         17.45%     -2.86%        7.53%
  Return After
    Taxes on
    Distributions
    and Sale of
    Fund Shares           11.56%     -1.85%        7.13%
---------------------------------------------------------------
S&P 500 Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)                28.67%     -0.57%        8.64%
---------------------------------------------------------------
Lipper Large-Cap
  Growth Fund
  Index
  (reflects no
  deduction for
  taxes, expenses
  or fees)                26.96%     -5.53%        4.94%
---------------------------------------------------------------



(a)Inception of Class I shares: June 28, 1996. Index data computed from June 30, 1996.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND

FUND PERFORMANCE

The bar chart shows the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN

               (43.73)%                                 44.87%
                 2002                                    2003


  Best quarter:           6/03    26.57%
  Worst quarter:          9/02   -21.63%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                                 Since
                    1 Year    Inception(a)
----------------------------------------------
ABN AMRO/Veredus
  Aggressive
  Growth Fund:(b)
  Return Before
    Taxes            44.87%      -5.74%
  Return After
    Taxes on
    Distributions    44.87%      -5.74%
  Return After
    Taxes on
    Distributions
    and Sale of
    Fund Shares      29.16%      -4.85%
----------------------------------------------
Russell 2000
  Index
  (reflects no
  deduction for
  fees, expenses,
  or taxes)          47.25%      16.78%
----------------------------------------------
Russell 2000
  Growth Index
  (reflects no
  deduction for
  fees, expenses,
  or taxes)          48.54%      12.63%
----------------------------------------------
Lipper Small-Cap
  Growth Fund
  Index
  (reflects no
  deduction for
  fees, expenses,
  or taxes)          44.77%      11.79%
----------------------------------------------



(a)Inception of Class I shares: October 5, 2001. Index data computed from September 30, 2001.



(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


ABN AMRO EQUITY PLUS FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance. The Trust Class, Class A Shares and Class B Shares of the Independence One Equity Plus Fund were reorganized into Class I shares of the Fund on June 15, 2002. Performance figures shown below include the performance of the Trust Class of the predecessor fund.

                           CALENDAR YEAR TOTAL RETURN

       24.48%           28.69%     31.64%     31.22%    (12.85)%   (15.01)%   (22.45)%    24.97%
        1996             1997       1998       1999       2000       2001       2002       2003


  Best quarter:          12/98    22.05%
  Worst quarter:          9/02   -15.96%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                                                           Since
                                    1 Year    5 Years   Inception(a)
------------------------------------------------------------------------
ABN AMRO Equity Plus Fund:(b)
  Return Before Taxes                24.97%   -1.19%        9.47%
  Return After Taxes on
    Distributions                    21.39%   -2.87%        7.84%
  Return After Taxes on
    Distributions and Sale of
    Fund Shares                      19.98%   -1.47%        7.75%
------------------------------------------------------------------------
S&P 100(R)(c)
  (reflects no deduction for
    taxes, expenses or fees)         23.84%   -1.83%        8.64%
------------------------------------------------------------------------
Lipper Large-Cap Core Fund Index
  (reflects no deduction for
    taxes, expenses or fees)         24.80%   -1.08%        8.47%
------------------------------------------------------------------------



(a)Fund's inception: September 25, 1995. Index data computed from September 30, 1995.



(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations have not been in place, the Fund's performance would have been reduced.



(c)"S&P 100(R)", is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by ABN AMRO Funds. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ABN AMRO BALANCED FUND
(NOT CURRENTLY AVAILABLE FOR PURCHASE)

FUND PERFORMANCE*

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN


       16.56%           20.92%     25.13%     12.89%     5.46%     (6.14)%    (10.04)%    15.78%
        1996             1997       1998       1999       2000       2001       2002       2003



  Best quarter:          12/98   14.75%
  Worst quarter:          9/01   -9.54%


*The returns shown are for Class N shares that are not offered in this prospectus. Class I shares are currently not available for purchase. Class I shares would have substantially similar annual returns because Class N shares and Class I shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that Class N shares and Class I shares do not have the same expenses.


The following table indicates how the average annual returns for Class N shares different calendar periods compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                                                              Since
                                      1 Year    5 Years    Inception(a)
---------------------------------------------------------------------------
ABN AMRO Balanced Fund
  Class N:(b)
  Return Before Taxes                 15.78%     3.08%         9.73%
  Return After Taxes on
    Distributions                     15.36%     1.78%         8.06%
  Return After Taxes on
    Distributions and Sale of
    Fund Shares                       10.37%     2.03%         7.68%
---------------------------------------------------------------------------
S&P 500 Index                         28.67%    -0.57%         9.86%
---------------------------------------------------------------------------
Lehman Brothers Aggregate Bond
  Index (reflects no deduction
  for fees, expenses, or
  taxes)                               4.10%     6.62%         7.20%
---------------------------------------------------------------------------
60% S&P 500 Index/40% Lehman
  Brothers Aggregate Bond
  Index (reflects no deduction
  for taxes, expenses or fees)        18.45%     2.66%         9.18%
---------------------------------------------------------------------------
Lipper Balanced Fund Index
  (reflects no deduction for
  fees, expenses, or taxes)           19.94%     2.95%         8.03%
---------------------------------------------------------------------------



(a)Fund's inception: September 21, 1995. Index data computed from September 30, 1995.



(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


MONTAG & CALDWELL BALANCED FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN


       13.10%             (0.55)%          (5.27)%          (12.17)%          11.95%
        1999                2000             2001             2002             2003



  Best quarter:          12/99   10.80%
  Worst quarter:          3/01   -9.09%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                                                                Since
                                      1 Year        5 Year   Inception(a)
-----------------------------------------------------------------------------
Montag & Caldwell Balanced
  Fund:
  Return Before Taxes                 11.95%         0.94%       0.94%
  Return After Taxes on
    Distributions                     11.44%        -0.12%      -0.12%
  Return After Taxes on
    Distributions and Sale of
    Fund Shares                        7.94%         0.29%       0.29%
-----------------------------------------------------------------------------
S&P 500 Index (reflects no
  deduction for fees,
  expenses, or taxes)                 28.67%        -0.57%      -0.57%
-----------------------------------------------------------------------------
Lehman Brothers Government
  Credit Bond Index (reflects
  no deduction for fees,
  expenses, or taxes)                  4.67%         6.66%       6.66%
-----------------------------------------------------------------------------
60% S&P 500 Index/40% Lehman
  Brothers Government Credit
  Bond Index (reflects no
  deduction for fees,
  expenses, or taxes)                 18.75%         2.70%       2.70%
-----------------------------------------------------------------------------
Lipper Balanced Fund Index
  (reflects no deduction for
  fees, expenses, or taxes)           19.94%         2.95%       2.95%
-----------------------------------------------------------------------------



(a)Inception of Class I shares: December 31 1998. Index data computed from December 31, 1998.


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

ABN AMRO BOND FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN


          7.73%                      6.93%                      4.16%
           2001                       2002                       2003



  Best quarter:         9/01    4.17%
  Worst quarter:        9/03   -0.12%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.
                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                                                   Since
                                      1 Year    Inception(a)
----------------------------------------------------------------
ABN AMRO Bond Fund:(b)
  Return Before Taxes                 4.16%        7.33%
  Return After Taxes on
    Distributions                     2.40%        5.01%
  Return After Taxes on
    Distributions and Sale of
    Fund Shares                       2.68%        4.83%
----------------------------------------------------------------
Lehman Brothers Aggregate Bond
  Index
  (reflects no deduction for
    taxes, expenses or fees)          4.10%        8.56%
----------------------------------------------------------------
Lipper Intermediate Investment
  Grade Debt Fund Index
  (reflects no deduction for
    taxes, expenses or fees)          5.41%        8.26%
----------------------------------------------------------------



(a)Inception of Class I shares: July 31, 2000. Index data computed from July 31, 2000.



(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


ABN AMRO INVESTMENT GRADE BOND FUND

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance. The Trust Class and Class B Shares of the Independence One Fixed Income Fund and the Class A and Class B Shares of the Independence One U.S. Government Securities Fund were reorganized into Class I shares of the Fund on June 15, 2002. Performance figures shown below include the performance of the Trust Class of Independence One Fixed Income Fund.

                           CALENDAR YEAR TOTAL RETURN


        3.45%           7.47%      7.77%     (0.27)%     8.42%      7.88%      9.21%      2.21%

        1996             1997       1998       1999       2000       2001       2002       2003



  Best quarter:          9/02    5.18%
  Worst quarter:         3/96   -0.97%


After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                                                             Since
                                     1 Year    5 Years    Inception(a)
--------------------------------------------------------------------------
ABN AMRO Investment Grade Bond
  Fund:(b)
  Return Before Taxes                2.21%      5.42%        5.91%
  Return After Taxes and
    Distributions                    0.15%      3.02%        3.49%
  Return After Taxes and
    Distributions and Sale of Fund
    Shares                           1.90%      3.21%        3.58%
--------------------------------------------------------------------------
Lehman Brothers Intermediate
  Aggregate Bond Index
  (reflects no deduction for
    taxes, expenses or fees)         3.81%      6.65%        6.92%
--------------------------------------------------------------------------
Lipper Intermediate Investment
  Grade Debt Fund Index
  (reflects no deduction for
    taxes, expenses or fees)         5.41%      6.23%        6.62%
--------------------------------------------------------------------------



(a)Fund's inception: October 23, 1995. Index data computed from October 31,
1995.



(b) Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


ABN AMRO HIGH YIELD BOND FUND

FUND PERFORMANCE

The Fund is new and does not have a full calendar year of operations. Performance information will be included in the Fund's first annual or semi-annual report.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES

As a benefit of investing in Class I shares of these ABN AMRO Funds, you do not incur any sales loads or exchange fees. HOWEVER, A REDEMPTION FEE IS CHARGED ON CERTAIN SHORT-TERM REDEMPTIONS TO SHAREHOLDERS OF ALL ABN AMRO FUNDS (EXCEPT THE MONEY MARKET FUNDS) UNLESS AN EXCEPTION IS AVAILABLE(A). THE FOLLOWING TABLE LISTS THE REDEMPTION FEES FOR THE ABN AMRO FUNDS IN THIS PROSPECTUS.



FUND                                     REDEMPTION FEE
ABN AMRO GROWTH                         2% WITHIN 7 DAYS
ABN AMRO/MONTAG & CALDWELL GROWTH       2% WITHIN 7 DAYS
ABN AMRO EQUITY PLUS                    2% WITHIN 7 DAYS
ABN AMRO GLOBAL EMERGING MARKETS        2% WITHIN 90 DAYS
ABN AMRO BALANCED                       2% WITHIN 7 DAYS
ABN AMRO/MONTAG & CALDWELL BALANCED     2% WITHIN 7 DAYS



FUND                                     REDEMPTION FEE
ABN AMRO BOND                           2% WITHIN 7 DAYS
ABN AMRO INVESTMENT GRADE BOND          2% WITHIN 7 DAYS
ABN AMRO HIGH YIELD BOND                2% WITHIN 90 DAYS



(a)See "Redemption Fees" on page 35 for more details.


If you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.


                                                                                     TOTAL                NET
                                                            MANAGEMENT    OTHER     EXPENSE     FEE     EXPENSE
FUND                                                           FEES      EXPENSES    RATIO    WAIVERS    RATIO
ABN AMRO Growth(a)                                             0.70%       0.13%     0.83%       --%     0.83%
Montag & Caldwell Growth(a)                                    0.66        0.11      0.77         --     0.77
ABN AMRO/Veredus Aggressive Growth(a)                          1.00        0.20      1.20      (0.04)    1.16(b)
ABN AMRO Equity Plus                                           0.40        0.17      0.57         --     0.57
ABN AMRO Global Emerging Markets                               1.10        1.87      2.97      (1.52)    1.45(c)
ABN AMRO Balanced(a)                                           0.70        0.12      0.82         --     0.82(d)
Montag & Caldwell Balanced(a)                                  0.75        0.14      0.89         --     0.89
ABN AMRO Bond(a)                                               0.55        0.12      0.67      (0.18)    0.49(e)
ABN AMRO Investment Grade Bond(a)                              0.50(f)     0.23      0.73      (0.09)    0.64(e)
ABN AMRO High Yield Bond(a)                                    0.45        0.55      1.00      (0.45)    0.55(e)



(a)ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND, ABN AMRO BALANCED FUND, MONTAG & CALDWELL BALANCED FUND, ABN AMRO BOND FUND, ABN AMRO INVESTMENT GRADE BOND FUND and ABN AMRO HIGH YIELD BOND FUND each offer two classes of shares that invest in the same portfolio of securities. MONTAG & CALDWELL GROWTH FUND offers three classes of shares and ABN AMRO GROWTH FUND offers four classes of shares. Shareholders of Class I shares are not subject to a 12b-1 distribution plan; shareholders of Class N, C and R shares are subject to a 12b-1 distribution plan; Class C shares are also subject to a shareholder service plan; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class I shares, which are offered in this prospectus. Class N, C and R shares are offered in separate prospectuses.



(b)Effective March 1, 2003, the contractual expense limit through February 28, 2005 is 1.24%.



(c)The expenses are estimated for the current fiscal year. The ratio shown reflects the Adviser's contractual undertaking to waive its management fees and/or reimburse expenses exceeding the limit shown through February 28, 2005.



(d)As of March 1, 2004, the Fund's Class I shares have not commenced operations; therefore, expenses are estimated for the current fiscal year.



(e)The ratio shown reflects the Adviser's contractual undertaking to waive its management fees and/or reimburse expenses exceeding the limit shown through February 28, 2005.



(f)Effective March 1, 2004, the management fee for ABN AMRO Investment Grade Bond Fund decreased from 0.70% to 0.50%.

EXAMPLE
This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a Fund's actual or future expenses and returns.


FUND                                                          1 YEAR         3 YEARS         5 YEARS         10 YEARS
ABN AMRO Growth                                                $ 85           $265            $460            $1,025
Montag & Caldwell Growth                                         79            246             428               954
ABN AMRO/Veredus Aggressive Growth(a)                           118            377             656             1,451
ABN AMRO Equity Plus                                             58            183             318               714
ABN AMRO Global Emerging Markets(a)                             148            775             N/A               N/A
ABN AMRO Balanced                                                84            262             N/A               N/A
Montag & Caldwell Balanced                                       91            284             493             1,096
ABN AMRO Bond(a)                                                 50            196             355               817
ABN AMRO Investment Grade Bond(a)                                65            224             397               898
ABN AMRO High Yield Bond(a)                                      56            274             N/A               N/A



(a)Includes one year of capped expenses in each period.

Other Investment Strategies

The investment policies of ABN AMRO Bond Fund, ABN AMRO Equity Plus Fund, ABN AMRO Investment Grade Bond Fund, ABN AMRO Global Emerging Markets Fund and ABN AMRO High Yield Bond Fund relating to the type of securities in which 80% of each Fund's assets must be invested (the "80% test") may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such changes.


In addition to the principal investment strategies described in the Fund summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks and apply to each Fund unless otherwise indicated. Please see page 21 for investment strategies applicable to each Fund.


ADRS/EDRS/GDRS

The Funds may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent and Global Depositary Receipts (GDRs), which are issued globally and evidence a similar ownership arrangement. The Funds (except for ABN AMRO GLOBAL EMERGING MARKETS
FUND) have no intention of investing in unsponsored ADRs, EDRs and GDRs.


Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, a Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

ASSET-BACKED SECURITIES

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset-backed securities may take the form of notes or pass through certificates. Asset-backed securities have prepayment risks.


COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)
CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs carry general fixed income securities risks and risks associated with mortgage-backed securities.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

COMMON STOCKS
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings may influence the value of its common stock.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the holder of the security to not take advantage of the convertible features in the appropriate time frame.

CORPORATE DEBT SECURITIES
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

DEBENTURES
Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

DEFENSIVE STRATEGY
There may be times when a Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

DEMAND INSTRUMENTS
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

DERIVATIVES
The Funds may invest in derivatives to limit risk in a portfolio and enhance investment return. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.


Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio manager anticipates.


FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The Equity Funds may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a Fund.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities. (To the extent there is an adequate trading market for lower-rated securities, high yield bonds generally are not subject to an increase in illiquidity.)

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market price for such securities which can fluctuate.

WARRANTS
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

OTHER INVESTMENT STRATEGIES


                                            ADRS/EDRS/GDRS   ASSET/MORTGAGE     BELOW         CMOS      COMMERCIAL   CORPORATE
                                                                 BACKED       INVESTMENT                  PAPER         DEBT
                                                               SECURITIES       GRADE                      AND       SECURITIES
                                                                                (HIGH                   SECURITIES
                                                                                RISK)                       OF
                                                                              SECURITIES                  OTHER
                                                                                                        INVESTMENT
                                                                                                        COMPANIES

ABN AMRO Growth Fund                             X                                                          X            X
Montag & Caldwell Growth Fund                    X                                                          X            X
ABN AMRO/Veredus Aggressive Growth Fund          X                                                          X
ABN AMRO Equity Plus Fund                                                                                   X
ABN AMRO Global Emerging Markets Fund            XP                                                         X
ABN AMRO Balanced Fund                           X                XP              X            X            X            XP
Montag & Caldwell Balanced Fund                  X                XP                           X            X            XP
ABN AMRO Bond Fund                                                XP              X            X            X            XP
ABN AMRO Investment Grade Bond Fund                               XP                           X            X            XP
ABN AMRO High Yield Bond Fund                                     X               XP                        X            X

                                            CONVERTIBLE   DEBENTURES   DEFENSIVE      DEMAND      DERIVATIVES    EMERGING
                                            SECURITIES                  STRATEGY    INSTRUMENTS    (OPTIONS,      MARKET
                                                                                                   FORWARDS,    SECURITIES
                                                                                                   FUTURES,
                                                                                                    SWAPS)

ABN AMRO Growth Fund                            XP            X            X                          X
Montag & Caldwell Growth Fund                   XP            X            X                          X
ABN AMRO/Veredus Aggressive Growth Fund         X             X            X                          X
ABN AMRO Equity Plus Fund                                                  X                          X
ABN AMRO Global Emerging Markets Fund           X                          X                          X             XP
ABN AMRO Balanced Fund                          XP            XP           X                          X
Montag & Caldwell Balanced Fund                 XP            X            X                          X
ABN AMRO Bond Fund                              X             XP           X                          X
ABN AMRO Investment Grade Bond Fund             X             X            X            X             X
ABN AMRO High Yield Bond Fund                   X             X            X            X             X

                                              EQUITY       FIXED       FOREIGN     PREFERRED    REPURCHASE      RULE
                                            SECURITIES     INCOME     SECURITIES     STOCKS     AGREEMENTS      144A
                                                         SECURITIES                                          SECURITIES

ABN AMRO Growth Fund                            XP           X                         XP           X            X
Montag & Caldwell Growth Fund                   XP           X                         X            X            X
ABN AMRO/Veredus Aggressive Growth Fund         XP                                     X            X            X
ABN AMRO Equity Plus Fund                       XP                                                  X
ABN AMRO Global Emerging Markets Fund           XP                        XP           X                         X
ABN AMRO Balanced Fund                          XP           XP                        XP           X            X
Montag & Caldwell Balanced Fund                 XP           XP                        X            X            X
ABN AMRO Bond Fund                                           XP           X                         X            X
ABN AMRO Investment Grade Bond Fund                          XP                                     X            X
ABN AMRO High Yield Bond Fund                                XP           X                         X            X

                                               U.S.       WARRANTS
                                            GOVERNMENT
                                            SECURITIES

ABN AMRO Growth Fund                            X
Montag & Caldwell Growth Fund                   X
ABN AMRO/Veredus Aggressive Growth Fund         X
ABN AMRO Equity Plus Fund                       X
ABN AMRO Global Emerging Markets Fund                        X
ABN AMRO Balanced Fund                          XP
Montag & Caldwell Balanced Fund                 XP
ABN AMRO Bond Fund                              XP
ABN AMRO Investment Grade Bond Fund             XP
ABN AMRO High Yield Bond Fund


X = Investment strategy applicable to a Fund.

P = Components of a Fund's principal investment strategy.

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.


ASSET-BACKED SECURITIES. Securities that represent a participation in, or are secured by and payable from, payments generated by credit cards, motor vehicle or trade receivables and the like.



BANK DEPOSITS. Cash, checks or drafts deposited in a financial institution for credit to a customer's account. Banks differentiate between demand deposits (checking accounts on which the customer may draw) and time deposits, which pay interest and have a specified maturity or require 30 days' notice before withdrawal.



BELOW INVESTMENT GRADE (HIGH YIELD) SECURITIES. Lower rated, higher yielding securities issued by corporations. They are generally rated below investment-grade (i.e., Ba1/BB+ and below) by national bond rating agencies or, if unrated, are judged by the Adviser to be of equivalent quality. They are considered speculative and are sometimes called "junk bonds."



BOTTOM-UP INVESTING. An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.



COMMERCIAL PAPER. Short-term fixed income securities issued by banks, corporations and other borrowers.



CORPORATE BONDS. Fixed income securities issued by corporations.


DEBENTURES. Bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer.


DEVELOPED MARKETS. Countries that are considered to have a high level of overall economic and securities market development as well as stable financial and political policies. Developed countries include the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.


DIVERSIFICATION. The practice of investing in a broad range of securities to reduce risk.

DURATION. A calculation of the average life of a bond (or portfolio of bonds) that is a useful measure of a bond's price sensitivity to interest rate changes. The higher the duration number, the greater the risk and reward potential of the bond.


EMERGING MARKETS. Countries whose economy and securities markets are considered by the World Bank to be emerging or developing. Emerging market countries may be located in such regions as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.



EQUITY SECURITIES. Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.



EXPENSE RATIO. A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.



FIXED INCOME SECURITIES. Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).



GROWTH STYLE INVESTING. An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.



INVESTMENT OBJECTIVE. The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.


ISSUER. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.


LARGE-CAP STOCKS. Stocks issued by large companies. Unless otherwise defined by a fund manager or the Adviser, a large-cap company is defined as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multinationals.


LEHMAN BROTHERS AGGREGATE BOND INDEX. An unmanaged index representing more than 5,000 taxable government, investment-grade corporate and mortgage-backed securities.

LEHMAN BROTHERS GOVERNMENT CREDIT BOND INDEX. An unmanaged index that includes U.S. Government and investment-grade corporate securities with at least one year to maturity.

LEHMAN BROTHERS INTERMEDIATE AGGREGATE BOND INDEX. An unmanaged index generally representative of investment grade debt issues with maturities between three and ten years.

LIPPER BALANCED FUND INDEX. An equally weighted index of the largest 30 funds within the balanced funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUND INDEX. An equally weighted index of the largest 30 funds within the intermediate investment grade funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

LIPPER LARGE-CAP CORE FUND INDEX. An equally weighted index of the largest 30 funds within the large company core funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

LIPPER LARGE-CAP GROWTH FUND INDEX. An equally weighted index of the largest 30 funds within the large company growth funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.

LIPPER SMALL-CAP GROWTH FUND INDEX. An equally weighted index of the largest 30 funds within the small company growth funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.


MANAGEMENT FEE. The amount that a mutual fund pays to the investment adviser for its services.



MARKET CAPITALIZATION. Value of a corporation or other entity as determined by the market price of its securities.


MERRILL LYNCH 1-10 YEAR U.S. CORPORATE/GOVERNMENT BOND INDEX. A broad based market index that tracks U.S. government securities between 1 and 9.99 years.


MID-CAP STOCKS. Stocks issued by mid-sized companies. Unless otherwise defined by a fund manager or the Adviser, a mid-cap company is defined as one with a market capitalization between $1.5 billion and $5 billion, which is similar to the range of the Standard & Poor's MidCap 400 Index (S&P 400).



MONEY MARKET SECURITIES. Short-term fixed income securities of federal and local governments, banks and corporations.



MORTGAGE-BACKED SECURITIES. Securities backed by Ginnie Mae, Fannie Mae and the Federal Home Loan Mortgage Corporation (Freddie Mac). These securities represent collections (pools) of commercial and residential mortgages.


MSCI EMERGING MARKETS FREE INDEX. The Morgan Stanley Capital International
(MSCI) Emerging Markets Free Index covers approximately 29 global emerging markets. Designation as an emerging market is determined by factors including country's gross domestic product per capita, local government regulatory environment, and perceived investment risk. ("Free" indicates that only investable securities are included in the index).


MUTUAL FUND. An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.


NET ASSET VALUE (NAV). The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.


NO-LOAD FUND. A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.


REPURCHASE AGREEMENTS (REPOS). Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.


RISK/REWARD TRADE-OFF. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.


RUSSELL 2000 INDEX. An unmanaged index that contains the 2000 smallest common stocks in the Russell 3000 (which contains the 3000 largest stocks in the U.S. based on total market capitalization).

RUSSELL 2000 GROWTH INDEX. Comprised of securities in the Russell 2000 Index with a greater than average growth orientation. Companies in this index tend to exhibit higher price to book and price-earnings ratios.


SMALL-CAP STOCKS. Stocks issued by smaller companies. Unless otherwise defined by a fund manager or the Adviser, a small-cap company is defined as one with a market capitalization of less than $1.5 billion, which approximates the size of the largest company in the Russell 2000 Index.


STANDARD & POOR'S (S&P) 100 INDEX. A market capitalization-weighted index of 100 common stocks from a broad range of industries. The S&P 100 provides a measure of overall large company performance because the stocks selected for inclusion tend to be the leading companies in leading industries in the U.S. economy. Selection criteria include total market value of an issuer's outstanding shares (market capitalization), trading activity and liquidity of the issuer's shares, and the issuer's financial and operating soundness.

STANDARD & POOR'S (S&P) 500 INDEX. An unmanaged index of 500 widely traded industrial, transportation, financial and public utility stocks.


TOP-DOWN INVESTING. An investing approach in which securities are chosen by looking at the industry or sector level based on market trends and/or economic forecasts.



TOTAL RETURN. A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.



U.S. GOVERNMENT SECURITIES. Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy.

YIELD. A measure of net income (dividends and interest) earned by the securities in the fund's portfolio, less the fund's expenses, during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.


ZERO-COUPON BONDS. Debt securities that do not pay interest at regular intervals and are issued at a discount from face value. The discount approximates the total amount of interest the bond will accrue from the date of issuance to maturity.

Management of the Funds

THE ADVISERS

Each Fund has an Adviser that provides management services. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights each Fund and its lead portfolio manager(s) and investment experience and the management fee paid by each Fund. ABN AMRO Equity Plus Fund also has a sub adviser.

ABN AMRO ASSET MANAGEMENT, INC.

ABN AMRO Asset Management, Inc. ("AAAM Inc.") is the Adviser to several ABN AMRO Funds and is located at 161 N. Clark Street, Chicago, Illinois 60601. As of December 31, 2003, AAAM Inc. manages approximately $9.3 billion in assets, consisting primarily of institutional accounts, including insurance, pension and profit sharing accounts. AAAM Inc. is a member of the ABN AMRO group of companies.



FUND NAME                          PORTFOLIO MANAGER(S)           INVESTMENT EXPERIENCE
ABN AMRO Growth Fund               Bernard F. Myszkowski, CFA     Portfolio Manager of the Fund since September 1999;
                                                                  Executive Vice President and Director of Equity Investment
                                                                  of ABN AMRO Asset Management (USA) LLC since July 2001;
                                                                  Executive Vice President and Chief Equity Officer;
                                                                  associated with AAAM Inc. and its affiliates and
                                                                  predecessors since 1969. He has been a member of the
                                                                  Equity Investment Committee since 1993, and a manager of
                                                                  balanced and common stock portfolios for institutional and private family accounts since 1973. Mr. Myszkowski
                                                                  received an MBA from Northwestern University in 1971.
                                   Richard S. Drake, CFA          Portfolio Manager of the Fund since February 2000; Senior
                                                                  Managing Director of ABN AMRO Asset Management (USA) LLC
                                                                  since July 2001; Senior Managing Director; Director of
                                                                  Equity Research and Portfolio Manager; associated with
                                                                  AAAM Inc. and its affiliates and predecessors since
                                                                  January 2000. Mr. Drake began his investment career in
                                                                  1983; he previously held a senior investment management
                                                                  position with Duff & Phelps Investment Management, Inc.
                                                                  from 1995-1999. Mr. Drake received his MBA from
                                                                  Northwestern University.

ABN AMRO Balanced Fund             Bernard F. Myszkowski, CFA     Portfolio Manager of the Fund since September 1999. Please see above.

                                   Thomas J. Marthaler, CFA       Portfolio Manager since the Fund's inception in 1995;
                                                                  Director of Fixed Income; associated with AAAM Inc. and
                                                                  its affiliates and predecessors since 1981. He has managed fixed income investment portfolios since 1984. Mr.
                                                                  Marthaler has an MBA from Loyola University.
ABN AMRO Bond Fund                 Thomas J. Marthaler, CFA       Portfolio Manager since the Fund's inception in 1993.
                                                                  Please see above.

ABN AMRO Investment Grade Bond     Thomas J. Marthaler, CFA       Portfolio Manager of the Fund since June 2002. Please see
  Fund                                                            above.



                                                                    MANAGEMENT FEE PAID FOR
FUND NAME                                                          FISCAL YEAR ENDED 10/31/03
ABN AMRO Growth Fund                                                         0.70%
ABN AMRO Balanced Fund                                                         N/A(a)
ABN AMRO Bond Fund                                                           0.37%(b)
ABN AMRO Investment Grade Bond Fund                                          0.41%(b)



(a)As of March 1, 2004, the Fund's Class I shares have not commenced operations.


(b) Taking into account fee waivers then in effect.

ABN AMRO ASSET MANAGEMENT (USA) LLC

ABN AMRO Asset Management (USA) LLC ("ABN AMRO Asset Management") is the Adviser to several ABN AMRO Funds. As of December 31, 2003, ABN AMRO Asset Management managed approximately $10.5 billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 161 N. Clark, 9th Floor, Chicago, IL 60601, is an indirect and wholly-owned subsidiary of ABN AMRO Holding N.V. and an affiliate of the Fund's Administrator.


FUND NAME                             PORTFOLIO MANAGER           INVESTMENT EXPERIENCE
ABN AMRO Equity Plus Fund                                         Managed by a team of investment professionals.
(Subadvised by thinkorswim
  Advisors, Inc.)
ABN AMRO High Yield Bond Fund         Todd J. Youngberg, CFA      Co-Portfolio Manager since the Fund's inception and
                                                                  Managing Director of the Adviser. He joined ABN AMRO Asset
                                                                  Management in 1998 to spearhead the high yield products.
                                                                  Mr. Youngberg heads the ABN AMRO Global High Yield
                                                                  Committee and shares responsibility for determining
                                                                  overall strategy, security selection and the day-to-day
                                                                  management of the Fund. Before joining ABN AMRO, he was
                                                                  employed with AmerUs Capital Management in Des Moines,
                                                                  Iowa for over nine years where he managed high yield
                                                                  portfolios after spending time as a high yield/credit
                                                                  analyst. Mr. Youngberg received a Bachelor of Arts in
                                                                  business from Central College in Pella, Iowa and his
                                                                  M.B.A. from Drake University. He is a member of the
                                                                  Association of Investment Management and Research.

                                      Charles Ullerich, CFA       Co-Portfolio Manager since the Fund's inception and Vice
                                                                  President of the Adviser. Mr. Ullerich joined ABN AMRO
                                                                  Asset Management in 2001 and specializes in the
                                                                  telecommunications, media, technology, and gaming sectors
                                                                  in addition to his co-portfolio manager responsibilities.
                                                                  Mr. Ullerich is a member of the ABN AMRO Global High Yield
                                                                  Committee and shares responsibility for determining
                                                                  strategy, security selection, and day-to-day management of the Fund. Previous to working at ABN AMRO, Mr. Ullerich
                                                                  was employed with ING Pilgrim Securities as a portfolio
                                                                  manager and senior analyst for the total return high yield funds. Mr. Ullerich has a Bachelor of Science from Arizona
                                                                  State University. Mr. Ullerich is a Certified Internal
                                                                  Auditor.

ABN AMRO Global Emerging Markets      Joseph Van den Heuvel       Portfolio Manager of the Fund since its inception. Mr. Van
  Fund                                                            den Heuvel has been associated with the Adviser and/or its affiliates since 1993. Since 1997, Mr. Van den Heuvel has
                                                                  been part of the Emerging Markets Investment Committee.
                                                                  Mr. Van den Heuvel holds an Honors Co-operative Bachelor
                                                                  of Mathematics, with a major in Computer Science from the
                                                                  University of Waterloo and a M.B.A. from Queen's
                                                                  University.


                                                                 MANAGEMENT FEE PAID FOR
FUND NAME                                                       FISCAL YEAR ENDED 10/31/03
ABN AMRO Equity Plus Fund                                                 0.36%(a)
ABN AMRO Global Emerging Markets Fund                                       N/A(b)
ABN AMRO High Yield Bond Fund                                             0.00%(a)



(a)Taking into account the fee waiver then in effect.


(b)Commenced operations on November 4, 2003.

MONTAG & CALDWELL, INC.

Montag & Caldwell, Inc. is the Adviser to MONTAG & CALDWELL GROWTH FUND and MONTAG & CALDWELL BALANCED FUND and is located at 3455 Peachtree Road N.E., Suite 1200, Atlanta, Georgia 30326. The firm was founded in 1945 and is a member of the ABN AMRO group of companies. As of December 31, 2003, Montag & Caldwell managed approximately $30.9 billion in assets.


FUND NAME                             PORTFOLIO MANAGER           INVESTMENT EXPERIENCE
Montag & Caldwell                     Ronald E. Canakaris, CIC,   Portfolio Manager since the Funds' inceptions in 1994;
  Growth Fund                         CFA                         President, Chief Executive Officer and Chief Investment
Montag & Caldwell                                                 Officer of Montag & Caldwell. He has been with the firm
  Balanced Fund                                                   since 1972 and is responsible for developing the firm's
                                                                  investment process. He has a BS and BA from the University of Florida.

                                                                                              MANAGEMENT FEE PAID FOR
FUND NAME                                                      GROSS MANAGEMENT FEE          FISCAL YEAR ENDED 10/31/03
Montag & Caldwell Growth Fund                                First $800 million  0.80%                 0.66%
                                                              Over $800 million  0.60%
Montag & Caldwell Balanced Fund                                                  0.75%                 0.75%

VEREDUS ASSET MANAGEMENT LLC

Veredus Asset Management is the Adviser to ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND and is located at 6060 Dutchmans Lane, Louisville, Kentucky 40205. Veredus was founded in 1998 and is a member of the ABN AMRO group of companies. As of December 31, 2003, Veredus managed approximately $1.6 billion in assets.


FUND NAME                             PORTFOLIO MANAGER           INVESTMENT EXPERIENCE
ABN AMRO/Veredus Aggressive Growth    B. Anthony Weber            Portfolio Manager since the Fund's inception in 1998;
Fund                                                              President and Chief Investment Officer of Veredus Asset
                                                                  Management LLC. He leads the team that is responsible for
                                                                  the day-to-day management of the Fund. Mr. Weber was
                                                                  President and Senior Portfolio Manager of SMC Capital,
                                                                  Inc. from 1993-1998. He has 20 years of investment
                                                                  management experience. He received a BA from Centre
                                                                  College of Kentucky.

                                      Charles P. McCurdy, Jr.,    Portfolio Manager of the Fund since February 2000;
                                      CFA                         Executive Vice President of Veredus Asset Management LLC,
                                                                  since 1998. Formerly employed by SMC Capital, Inc. from
                                                                  1994-1998, Stock Yards Bank and Trust and Citizens
                                                                  Fidelity Capital Management. He received his BS from the
                                                                  University of Louisville in 1984.


                                                                 MANAGEMENT FEE PAID FOR
FUND NAME                                                       FISCAL YEAR ENDED 10/31/03
ABN AMRO/Veredus Aggressive Growth Fund                                   0.96%(a)



(a)Taking into account the fee waiver then in effect.



THE SUB-ADVISER



THINKORSWIM ADVISORS, INC.

thinkorswim Advisors, Inc., formerly Sosnoff Sheridan Weiser Corporation, 36800 Woodward Avenue, Suite 102, Bloomfield Hills, Michigan 48304, serves as sub-adviser of the ABN AMRO EQUITY PLUS FUND pursuant to a sub-advisory agreement with ABN AMRO Asset Management (USA) LLC. thinkorswim Advisors, Inc. has managed mutual funds since 1995. thinkorswim Advisors, Inc. is controlled by Tom Sosnoff, its Director and President, and Scott Sheridan, its Director, Executive Vice-President and Secretary. As of December 31, 2003, thinkorswim Advisors, Inc. managed approximately $218.7 million in assets.

RELATED PERFORMANCE

Set forth below is historical performance data for the ABN AMRO Global Emerging Markets Fund (the "Luxembourg Fund"), an offshore fund registered in Luxembourg and managed by ABN AMRO Asset Management (Netherlands) ("AAAM (Netherlands)"), a division of ABN AMRO Bank N.V. and an affiliate of the Adviser. Joseph Van den Heuvel serves as portfolio manager of ABN AMRO Global Emerging Markets Fund (the "Fund"). The Luxembourg Fund is also managed by Mr. Van den Heuvel and has a substantially similar investment objective and substantially similar strategies and policies as those of the Fund. Of course, past performance is not predictive of future results.

Returns include all dividends, interest, realized and unrealized gains and losses. The performance information is presented net of fees. Fees and expenses of the Fund differ from those of the Luxembourg Fund and are discussed above under "Fund Expenses."

The Luxembourg Fund is regulated and sold outside the United States. Because the Luxembourg Fund is not a registered investment company under the Investment Company Act of 1940 (the "1940 Act"), it has not been subject to the restrictions and investment limitations imposed by the 1940 Act and the Internal Revenue Code of 1986 (including for example, diversification and liquidity requirements and restrictions on transactions with affiliates). The performance of the Luxembourg Fund may have been different had it been subject to regulation as an investment company under U.S. federal laws. Results may also differ depending on the country registrations or permits sought by the Fund to enable the Fund to make investments in certain emerging markets. If permits are not obtained prior to inception or are deemed not warranted based on factors such as fund size, investments in certain countries will not be permitted or will be limited to available ADRs or GDRs.

The Luxembourg Fund's performance is compared to the Morgan Stanley Capital International ("MSCI") Emerging Markets Free Index (the "Index"), an unmanaged index of a sample of companies representative of the stock market structure of 27 emerging market countries. MSCI Free indices reflect investable opportunities for global investing by taking into account local market restrictions on shares owned by foreigners (including, for example, exclusions or limits on investments in certain share classes and capital repatriation requirements).

The Luxembourg Fund's base currency is the U.S. dollar and both the Luxembourg Fund and Index results are expressed in U.S. dollars and are net of broker commissions, expenses related to trading and foreign withholding taxes on dividends, interest and capital gains. The performance of the Luxembourg Fund and the Index include the reinvestment of all dividends. For withholding purposes, the Luxembourg Fund and the Index are Luxembourg based; the Fund is U.S. based for withholding purposes.

                          AVERAGE ANNUAL TOTAL RETURN
                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)


                                        1 YEAR      3 YEARS      5 YEARS      INCEPTION*
Luxembourg Fund**                       47.39%      10.20%        14.77%           1.38%
MSCI Emerging Markets Free Index        55.82%      12.50%        10.45%          -1.49%


 * The Luxembourg Fund's inception was July 11, 1997. The Index is computed from July 31, 1997.

** The Luxembourg Fund's performance is not subject to U.S. federal laws governing the calculation of performance.

Shareholder Information

OPENING AN ACCOUNT


-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investments for Class I shares of each Fund are as follows:
   o  ABN AMRO Growth Fund: $5 million
   o  Montag & Caldwell Growth Fund: $5 million
   o  ABN AMRO/Veredus Aggressive Growth Fund: $2 million
   o  ABN AMRO Equity Plus Fund: $1 million
   o  ABN AMRO Global Emerging Markets Fund: $1 million
   o  Montag & Caldwell Balanced Fund: $1 million
   o  ABN AMRO Balanced Fund: $5 million
   o  ABN AMRO Bond Fund: $2 million
   o  ABN AMRO Investment Grade Bond Fund: $1 million
   o  ABN AMRO High Yield Bond Fund: $1 million
- Balances can be aggregated to meet the minimum initial investment requirements for the accounts of:
   o  clients of a financial consultant
   o immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)
   o  a corporation or other legal entity
-  Minimum initial investment requirements may be waived:
   o for affiliates, Trustees and employees of the Advisers or their affiliated companies
   o with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
-  Make your initial investment using the following table as a guideline.
----------------------------------------------------------------
BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included.
-  The amount of the transaction is specified in dollars or shares.
- Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.
-  Any required Medallion Signature Guarantees are included.

- Other supporting legal documents (as necessary) are present, including such requirements for written requests as described on page 33.

----------------------------------------------------------------


                                                                      TO ADD TO AN ACCOUNT
BUYING SHARES                   TO OPEN AN ACCOUNT                    (NO MINIMUM FOR SUBSEQUENT INVESTMENTS)
BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application.                          check in the envelope provided and mail to us at the
ABN AMRO FUNDS                  - Make your check payable to ABN        address at the left.
P.O. BOX 9765                     AMRO Funds and mail to us at the    - We accept checks, bank drafts, money orders, wires and
PROVIDENCE, RI 02940              address at the left.                  ACH for purchases (see "Other Features" on p. 33).
                                - We accept checks, bank drafts,        Checks must be drawn on U.S. banks. There is a $20
                                  money orders, wires and ACH for       charge for returned checks.
                                  purchases. Checks must be drawn     - Give the following wire/ACH information to your bank:
                                  on U.S. banks to avoid any fees       Mellon Trust of New England
                                  or delays in processing your          ABA #01-10-01234
                                  check.                                For: ABN AMRO Funds
                                - We do not accept travelers,           A/C 140414
                                  temporary, post-dated, credit         FBO "ABN AMRO Fund Number"
                                  card courtesy, second or third        "Your Account Number"
                                  party checks (which are checks       Include your name, account number, taxpayer
                                  made payable to someone other         identification number or Social Security number,
                                  than the Funds).                      address and the Fund(s) you wish to purchase in the
                                                                        wire instructions.
                                                                      - We do not accept travelers, temporary, post-dated,
                                                                        credit card courtesy, second or third party checks
                                                                        (which are checks made payable to someone other than
                                                                        the Funds).

                                                                      TO ADD TO AN ACCOUNT
BUYING SHARES                   TO OPEN AN ACCOUNT                    (NO MINIMUM FOR SUBSEQUENT INVESTMENTS)

BY PHONE                        - Obtain a Fund number and account    - Verify that your bank or credit union is a member of
                                  by calling ABN AMRO Funds at the      the ACH.
800 992-8151                      number at the left.                 - You should complete the "Bank Account Information"
                                - Instruct your bank (who may           section on your account application.
                                  charge a fee) to wire or ACH the    - When you are ready to add to your account, call ABN
                                  amount of your investment.            AMRO Funds and tell the representative the Fund name,
                                - Give the following wire/ACH           account number, the name(s) in which the account is
                                  information to your bank:             registered and the amount of your investment.
                                 Mellon Trust of New England          - Instruct your bank (who may charge a fee) to wire or
                                  ABA #01-10-01234                      ACH the amount of your investment.
                                  For: ABN AMRO Funds                 - Give the following wire/ACH information to your bank:
                                  A/C 140414                            Mellon Trust of New England
                                  FBO "ABN AMRO Fund Number"            ABA #01-10-01234
                                  "Your Account Number"                 For: ABN AMRO Funds
                                - Return your completed and signed      A/C 140414
                                  application to:                       FBO "ABN AMRO Fund Number"
                                 ABN AMRO Funds                         "Your Account Number"
                                  P.O. Box 9765
                                  Providence, RI 02940                  Include your name, account number, taxpayer
                                                                        identification number or Social Security number,
                                                                        address and the Fund(s) you wish to purchase in the
                                                                        wire instructions.

BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of
                                  application(s) from our Web           the ACH.
WWW.ABNAMROFUNDS.COM              site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Obtain a Personal Identification Number (PIN) from ABN
                                  payable to ABN AMRO Funds and         AMRO Funds for use on ABN AMRO Funds' Web site if you
                                  mail it to the address under "By      have not already done so. To obtain a PIN, please call
                                  Mail' above.                          800 992-8151.
                                                                      - When you are ready to add to your account, access your
                                                                        account through ABN AMRO Funds' Web site and enter
                                                                        your purchase instructions in the highly secure area
                                                                        for shareholders only called "Account Access". ACH
                                                                        purchases on the Internet may take 3 to 4 business
                                                                        days.


EXCHANGING SHARES


After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading (which may subject you to a redemption fee) and may be difficult to implement in times of drastic market changes.
----------------------------------------------------------------
HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The sale of your shares may be a taxable event for you and may subject you to a redemption fee.
----------------------------------------------------------------

You can exchange shares from one ABN AMRO Fund to another within the same class of shares. (For example, from ABN AMRO Growth Fund's Class I shares to ABN AMRO Balanced Fund Class I shares.) All exchanges to open new fund accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.

The Funds reserve the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. The following table shows guidelines for selling shares.


SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...
BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the
                                - Sales or redemptions of any size      Fund name, Fund number, your account number, the
ABN AMRO FUNDS                  - (For redemptions over $50,000,        name(s) in which the account is registered and the
P.O. BOX 9765                     please see Medallion Signature        dollar value or number of shares you wish to sell.
PROVIDENCE, RI 02940              Guarantee on the next page)         - Include all signatures and any additional documents
                                                                        that may be required (see "Selling Shares in Writing"
                                                                        on p. 32). Signatures must be in original form, as
                                                                        photocopies are not accepted.
                                                                      - Mail to us at the address at the left.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it medallion signature
                                                                        guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 33).

BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your
                                - Sales of up to $50,000 (for           touch-tone phone, call us at the number to the left.
800 992-8151                      accounts with telephone account     - To place your request with an Investor Services
                                  privileges)                           Associate, call between 9 am and 7 pm ET,
                                                                        Monday - Friday.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it medallion signature
                                                                        guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 33).
                                                                      - The Funds reserve the right to refuse any telephone
                                                                        sales request and may modify the procedures at any
                                                                        time. The Funds make reasonable attempts to verify
                                                                        that telephone instructions are genuine, but you are
                                                                        responsible for any loss that you may incur from
                                                                        telephone requests.

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...

BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW.ABNAMROFUNDS.COM                                                  - Obtain a Personal Identification Number (PIN) from ABN
                                                                        AMRO Funds (800 992-8151) for use on ABN AMRO Funds'
                                                                        Web site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your
                                                                        account, access your account through ABN AMRO Funds'
                                                                        Web site and enter your redemption instructions in the
                                                                        highly secure area for shareholders only called
                                                                        "Account Access". A check for the proceeds will be
                                                                        mailed to you at the address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 33).


SELLING SHARES IN WRITING

In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  your address of record has changed within the past 30 days
- you are selling more than $50,000 worth of shares (except for Montag & Caldwell Growth Fund and Montag & Caldwell Balanced Fund)
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner
----------------------------------------------------------------
WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
----------------------------------------------------------------

SELLER                  REQUIREMENTS FOR WRITTEN REQUESTS
Owners of               - Letter of instruction
individual, joint,      - On the letter, the signatures and titles of all persons
sole proprietorship,      authorized to sign for the account, exactly as the account
UGMA/UTMA, or             is registered, must be in original form, as photocopies
general partner           are not accepted
accounts                - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Owners of corporate     - Letter of instruction
or association          - Corporate resolution certified within the past 12 months
accounts                - On the letter, the signatures and titles of all persons
                          authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies
                          are not accepted
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Owners or trustees      - Letter of instruction
  of trust accounts     - On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted
                        - If the names of all trustees are not registered on the
                          account, a copy of the trust document certified within the past 12 months
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Joint tenancy           - Certified letter of instruction signed by the surviving
shareholders whose        tenant must be in original form, as photocopies are not
co-tenants are            accepted
decease                 - Copy of death certificate
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Executors of            - Certified letter of instruction signed by executor must be
  shareholder             in original form, as photocopies are not accepted
  estates               - Copy of order appointing executor
                        - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Administrators,         - Call 800 992-8151 for instructions
conservators,
guardians and other
sellers or account
types not listed
above
IRA accounts            - IRA distribution request form completed and signed. Call
                          800 992-8151 for a form.

In addition to the situations described above, ABN AMRO Funds may require Medallion Signature Guarantees in other circumstances based on the amount of redemption request or other factors.

OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):
- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.

- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 of the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY CONVERSIONS
Class I shares are intended for accounts with balances over the minimum initial investment. The Funds reserve the right to transfer your account to a different class if your balance (or aggregation of balances) consistently falls below the minimum initial investments.

TRANSACTION POLICIES

CALCULATING SHARE PRICE

When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange, Inc. (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. Currently, the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.


Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.

EXECUTION OF REQUESTS

Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail, telephone or Internet request in "good order." Under normal circumstances, purchase orders and redemption requests must be received by 4:00 p.m. ET. Sales proceeds are normally sent on the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.


Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

A Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

ABN AMRO Funds reserve the right to:

- refuse any purchase or exchange of shares if it could adversely affect a Fund or its operations;

-  suspend the offering of Fund shares;
- change the initial and additional investment minimums or to waive these minimums for any investor;
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned;
-  change, withdraw or waive various services, fees and account policies.

CUSTOMER IDENTIFICATION PROGRAM
Federal law requires ABN AMRO Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with ABN AMRO Funds. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, ABN AMRO Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in ABN AMRO Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. ABN AMRO Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.


SHORT-TERM AND EXCESSIVE TRADING


The Funds are designed for long-term investors. The Funds are not designed for short-term trading or frequent trading. As a result the Funds have adopted redemption fees for certain funds as discussed below. The Funds may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions. The Funds reserve the right to:


- Reject any purchase, including exchange purchases, that could adversely affect the Funds or their operations;


- Limit, impose charges upon, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that are detrimental to the Funds;


- Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading.



In making the determination to exercise these rights, the Funds consider an investor's trading history in the Funds and accounts under common ownership or control. While the Funds employ reasonable measures to prevent short-term and excessive trading, the Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds' policies.


REDEMPTION FEES

ABN AMRO FUNDS (EXCEPT THE MONEY MARKET FUNDS) can experience substantial price fluctuations and are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Funds' investment programs and create significant additional transaction costs that are borne by all shareholders. For these reasons, ABN AMRO Funds (except the Money Market Funds) assess a 2% fee on redemptions (including exchanges) of Fund shares sold or exchanged within either 7 or 90 calendar days of purchase. See the redemption fee table on page 16 for the applicable period for each Fund.


Redemption fees are paid to the respective Fund to help offset transaction costs and to protect the Fund's long-term shareholders. Each Fund will use the "first-in, first-out" (FIFO) method to determine the holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than the required holding period, the fee will be charged. The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains).


Due to limitations with systems capabilities, omnibus or similar accounts of certain broker-dealers, banks and other intermediaries will not incur redemption fees at the omnibus account level. These accounts, including, but not limited to, certain pension plans, 401(k) plans and variable products, have multiple underlying shareholders who may be charged the redemption fee by the broker-dealer, bank or other intermediary.


ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. Account Statements are also available online. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
-  after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS
To help reduce Fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering Fund financial reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.

DIVIDENDS
The following table shows the Funds' dividend and distribution schedule.

                             DISTRIBUTION SCHEDULE

FUNDS                                        DIVIDENDS, IF ANY                     CAPITAL GAINS DISTRIBUTION, IF ANY
ABN AMRO Global Emerging Markets Fund        - Declared and paid annually          - Generally distributed at least once a
                                                                                     year in December

ABN AMRO Growth Fund                         - Declared and paid quarterly         - Generally distributed at least once a
Montag & Caldwell Growth Fund                                                        year in December
ABN AMRO/Veredus Aggressive Growth Fund
ABN AMRO Equity Plus Fund
Montag & Caldwell Balanced Fund
ABN AMRO Balanced Fund

ABN AMRO Bond Fund                           - Declared and paid monthly           - Generally distributed at least once a
ABN AMRO Investment Grade Bond Fund                                                  year in December
ABN AMRO High Yield Bond Fund

DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the ABN AMRO Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
-  complete the appropriate sections of the account application
- if you are using the Automatic Investment Plan to open an account, make a check ($50 minimum) payable to "ABN AMRO Funds." Mail your check and application to ABN AMRO Funds, P.O. Box 9765, Providence, RI 02940.

ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Investor Services Associates will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto "Account Access" on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

ABN AMRO Funds has procedures in place to try to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Funds attempt to obtain the best possible price and most favorable execution of transactions in their portfolio securities. Under policies established by the Board of Trustees, there may be times when a Fund may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Adviser generally determines in good faith if the commission paid was reasonable in relation to the services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Funds consider a broker-dealer's reliability, the availability of research, the quality of its execution services and its financial condition.


In addition to distribution and service fees paid by the Funds, the Advisers or their affiliates may compensate brokers or other service providers for various services out of their own assets and not as an additional charge to the Funds.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in a Fund. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequences of investing in the Funds is included in the Statement of Additional Information.

TAXES
Distributions you receive from a Fund may be taxable whether or not you reinvest them.

- The Funds pay dividends and distribute capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.

- Distributions of any net investment income, other than "qualified dividend income," are taxable to you as ordinary income. Gains and losses from the sale of foreign currency can increase or decrease ordinary income dividends.

- Distributions of "qualified dividend income" will generally be taxed at rates applicable to long-term capital gains.

- Distributions of net capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held the shares of a Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income regardless of how long you have held shares of a Fund.

- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

- If you do not provide the ABN AMRO Funds with the complete and correct taxpayer identification information and required certification, you may be subject to backup withholding tax.


- If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend."


If the Fund qualifies and elects to pass through foreign taxes paid on its investments during the year, such taxes will be reported to you as income. You may be able to claim an offsetting credit or deduction.

Financial Highlights


These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of the Funds outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements as of October 31, 2003 which have been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request. The information for periods ended prior to October 31, 2001 for ABN AMRO Growth Fund, Montag & Caldwell Growth Fund, Montag & Caldwell Balanced Fund and ABN AMRO Bond Fund and the information for periods ended prior to October 31, 2002 for ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund have been audited by the Funds' former independent auditors, whose reports expressed an unqualified opinion of the financial highlights. Class I shares of ABN AMRO Balanced Fund and ABN AMRO Global Emerging Markets Fund had not commenced operations as of October 31, 2003.


ABN AMRO GROWTH FUND


                                                                  Year        Year        Year        Period
                                                                 Ended       Ended       Ended         Ended
                                                                10/31/03    10/31/02    10/31/01    10/31/00(a)
                                                                --------    --------    --------    -----------
Net Asset Value, Beginning of Period                            $  18.67    $  20.45    $  30.89    $     28.60
                                                                --------    --------    --------    -----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                      0.03       (0.03)       0.02             --
  Net realized and unrealized gain (loss) on investments            2.63       (1.70)      (7.38)          2.29
                                                                --------    --------    --------    -----------
  Total from investment operations                                  2.66       (1.73)      (7.36)          2.29
                                                                --------    --------    --------    -----------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income           --          --          --             --
  Distributions from net realized gain on investments                 --       (0.05)      (3.08)            --
                                                                --------    --------    --------    -----------
  Total distributions                                                 --       (0.05)      (3.08)            --
                                                                --------    --------    --------    -----------
Net increase (decrease) in net asset value                          2.66       (1.78)     (10.44)          2.29
                                                                --------    --------    --------    -----------
Net Asset Value, End of Period                                  $  21.33    $  18.67    $  20.45    $     30.89
                                                                ========    ========    ========    ===========

TOTAL RETURN                                                       14.25%      (8.51)%    (25.78)%         8.01%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                            $272,497    $149,741     $43,362        $50,577
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                       0.83%       0.83%       0.84%          0.83%
  After reimbursement of expenses by Adviser                        0.83%       0.83%       0.84%          0.83%
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Adviser                       0.17%       0.07%       0.07%          0.06%
  After reimbursement of expenses by Adviser                        0.17%       0.07%       0.07%          0.06%
Portfolio Turnover                                                  7.66%       7.52%      17.22%         25.73%(b)

(a)ABN AMRO Growth Fund - Class I commenced investment operations on July 31, 2000.

(b)Not Annualized.

MONTAG & CALDWELL GROWTH FUND


                                                         Year          Year          Year          Year          Year
                                                        Ended         Ended         Ended         Ended         Ended
                                                       10/31/03      10/31/02      10/31/01      10/31/00      10/31/99
                                                       --------      --------      --------      --------      --------
Net Asset Value, Beginning of Period                  $    19.22    $    22.74    $    31.70    $    33.46    $    26.65
                                                      ----------    ----------    ----------    ----------    ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                     0.12(a)       0.11          0.09          0.05          0.04
  Net realized and unrealized gain (loss) on
    investments                                             1.66(a)      (3.48)        (4.90)        (0.16)         7.71
                                                      ----------    ----------    ----------    ----------    ----------
  Total from investment operations                          1.78         (3.37)        (4.81)        (0.11)         7.75
                                                      ----------    ----------    ----------    ----------    ----------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net
  investment income                                        (0.16)        (0.15)        (0.07)           --            --
  Distributions from net realized gain on
  investments                                                 --            --         (4.08)        (1.65)        (0.94)
                                                      ----------    ----------    ----------    ----------    ----------
  Total distributions                                      (0.16)        (0.15)        (4.15)        (1.65)        (0.94)
                                                      ----------    ----------    ----------    ----------    ----------
Net increase (decrease) in net asset value                  1.62         (3.52)        (8.96)        (1.76)         6.81
                                                      ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period                        $    20.84    $    19.22    $    22.74    $    31.70    $    33.46
                                                      ==========    ==========    ==========    ==========    ==========

TOTAL RETURN                                                9.35%       (14.91)%      (17.16)%       (0.70)%       29.78%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                  $2,151,687    $1,325,116    $1,058,500    $1,334,651    $1,369,673
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser               0.77%         0.77%         0.77%         0.74%         0.76%
  After reimbursement of expenses by Adviser                0.77%         0.77%         0.77%         0.74%         0.76%
Ratios of net investment income to average net
assets:
  Before reimbursement of expenses by Adviser               0.58%         0.52%         0.39%         0.15%         0.14%
  After reimbursement of expenses by Adviser                0.58%         0.52%         0.39%         0.15%         0.14%
Portfolio Turnover                                         38.76%        38.23%        59.64%        66.71%        31.59%

(a)The selected per share data was calculated using the weighted average shares outstanding method for the period.

ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND


                                                                  Year        Year        Period
                                                                 Ended       Ended         Ended
                                                                10/31/03    10/31/02    10/31/01(a)
                                                                --------    --------    -----------
Net Asset Value, Beginning of Period                            $  11.48    $  17.56    $    17.88
                                                                --------    --------    ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                              (0.08)      (0.19)           --
  Net realized and unrealized gain (loss) on investments            3.93       (5.89)        (0.32)
                                                                --------    --------    ----------
  Total from investment operations                                  3.85       (6.08)        (0.32)
                                                                --------    --------    ----------
  LESS DISTRIBUTIONS:
  Distributions from net realized gain on investments                 --          --            --
                                                                --------    --------    ----------
  Total distributions                                                 --          --            --
                                                                --------    --------    ----------
Net increase (decrease) in net asset value                          3.85       (6.08)        (0.32)
                                                                --------    --------    ----------
Net Asset Value, End of Period                                  $  15.33    $  11.48    $    17.56
                                                                ========    ========    ==========

TOTAL RETURN                                                       33.54%     (34.62)%       (1.79)%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                             $77,660     $52,808        $5,497
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                       1.20%       1.19%         1.16%
  After reimbursement of expenses by Adviser                        1.16%(c)     1.11%        1.12%
Ratios of net investment loss to average net assets:
  Before reimbursement of expenses by Adviser                      (0.67)%     (0.86)%       (0.59)%
  After reimbursement of expenses by Adviser                       (0.63)%     (0.78)%       (0.55)%
Portfolio Turnover                                                159.64%     162.80%       177.30%(b)

(a)ABN AMRO/Veredus Aggressive Growth Fund - Class I commenced investment operations on October 5, 2001.

(b)Not Annualized.

(c)The Adviser's expense reimbursement level, which affects the net expense ratio, changed from 1.15% to 1.24% on March 1, 2003.

ABN AMRO EQUITY PLUS FUND(A)


                                                     Year      Six Months      Year        Year        Year           Year
                                                    Ended        Ended        Ended       Ended       Ended          Ended
                                                   10/31/03     10/31/02     4/30/02     4/30/01     4/30/00        4/30/99
                                                   --------    ----------    -------     -------     -------        -------
Net Asset Value, Beginning of Period               $  12.56    $    15.74    $  19.32    $  24.87    $  22.02       $  18.24
                                                   --------    ----------    --------    --------    --------       --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                0.17          0.09        0.14        0.14        0.17           0.18
  Net realized and unrealized gain (loss) on
  investments                                          1.79         (2.26)      (3.31)      (4.44)       3.34           4.44
                                                   --------    ----------    --------    --------    --------       --------
  Total from investment operations                     1.96         (2.17)      (3.17)      (4.30)       3.51           4.62
                                                   --------    ----------    --------    --------    --------       --------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net
  investment income                                   (0.17)        (0.07)      (0.15)      (0.14)      (0.17)         (0.18)
  Distributions from net realized gain on
  investments                                         (0.72)        (0.94)      (0.26)      (1.11)      (0.49)         (0.66)
                                                   --------    ----------    --------    --------    --------       --------
  Total distributions                                 (0.89)        (1.01)      (0.41)      (1.25)      (0.66)         (0.84)
                                                   --------    ----------    --------    --------    --------       --------
Net increase (decrease) in net asset value             1.07         (3.18)      (3.58)      (5.55)       2.85           3.78
                                                   --------    ----------    --------    --------    --------       --------
Net Asset Value, End of Period                     $  13.63    $    12.56    $  15.74    $  19.32    $  24.87       $  22.02
                                                   ========    ==========    ========    ========    ========       ========

TOTAL RETURN                                          16.67%       (14.33)%(b)   (16.59)%   (17.64)%    16.00%         26.10%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                $82,260      $121,147    $177,540    $269,939    $322,937       $295,436
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser          0.57%         0.67%       0.67%       0.61%       0.59%          0.59%
  After reimbursement of expenses by Adviser           0.53%         0.54%       0.55%       0.51%       0.49%          0.48%
Ratios of net investment income to average net
assets:
  Before reimbursement of expenses by Adviser          1.32%         1.11%       0.68%       0.53%       0.60%          0.85%
  After reimbursement of expenses by Adviser           1.36%         1.24%       0.80%       0.63%       0.70%          0.96%
Portfolio Turnover                                     0.77%         0.72%(b)    9.00%      27.00%      10.00%         19.00%


(a)Prior to June 17, 2002, the ABN AMRO Equity Plus Fund was known as the Independence One Equity Plus Fund. The information presented in the table includes financial and performance history of Independence One Equity Plus Trust Class.


(b)Not Annualized.

MONTAG & CALDWELL BALANCED FUND


                                                               Year        Year        Year        Year        Period
                                                              Ended       Ended       Ended       Ended         Ended
                                                             10/31/03    10/31/02    10/31/01    10/31/00    10/31/99(a)
                                                             --------    --------    --------    --------    -----------
Net Asset Value, Beginning of Period                         $  14.82    $  16.49    $  18.62    $  19.42    $    18.36
                                                             --------    --------    --------    --------    ----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(b)                                       0.25        0.32        0.38        0.39          0.25
  Net realized and unrealized gain (loss) on
    investments(b)                                               0.78       (1.64)      (1.49)       0.09          1.03
                                                             --------    --------    --------    --------    ----------
  Total from investment operations                               1.03       (1.32)      (1.11)       0.48          1.28
                                                             --------    --------    --------    --------    ----------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment
  income                                                        (0.28)      (0.35)      (0.40)      (0.40)        (0.22)
  Distributions from net realized gain on investments              --          --       (0.62)      (0.88)           --
                                                             --------    --------    --------    --------    ----------
  Total distributions                                           (0.28)      (0.35)      (1.02)      (1.28)        (0.22)
                                                             --------    --------    --------    --------    ----------
Net increase (decrease) in net asset value                       0.75       (1.67)      (2.13)      (0.80)         1.06
                                                             --------    --------    --------    --------    ----------
Net Asset Value, End of Period                               $  15.57    $  14.82    $  16.49    $  18.62    $    19.42
                                                             ========    ========    ========    ========    ==========

TOTAL RETURN                                                     7.06%      (8.18)%     (6.13)%      2.31%         6.98%(c)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                         $141,031    $133,379    $179,688    $174,795       $90,906
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                    0.89%       0.87%       0.87%       0.88%         0.91%
  After reimbursement of expenses by Adviser                     0.89%       0.87%       0.87%       0.88%         0.91%
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Adviser(b)                 1.69%       2.01%       2.25%       2.19%         1.77%
  After reimbursement of expenses by Adviser(b)                  1.69%       2.01%       2.25%       2.19%         1.77%
Portfolio Turnover                                              41.18%      32.87%      44.80%      54.51%        34.79%(c)

(a)Montag & Caldwell Balanced Fund - Class I commenced investment operations on December 31, 1998.

(b)ABN AMRO Funds adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.02), $0.02, (0.10)% and (0.10)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.

(c)Not Annualized.

ABN AMRO BOND FUND


                                                                  Year        Year        Year        Period
                                                                 Ended       Ended       Ended         Ended
                                                                10/31/03    10/31/02    10/31/01    10/31/00(a)
                                                                --------    --------    --------    -----------
Net Asset Value, Beginning of Period                            $  10.06    $  10.34    $   9.73    $      9.64
                                                                --------    --------    --------    -----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(b)                                          0.41        0.56        0.64           0.17
  Net realized and unrealized gain (loss) on investments(b)         0.07       (0.26)       0.62           0.09
                                                                --------    --------    --------    -----------
  Total from investment operations                                  0.48        0.30        1.26           0.26
                                                                --------    --------    --------    -----------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income        (0.47)      (0.58)      (0.65)         (0.17)
  Distributions from net realized gain on investments                 --          --          --             --
                                                                --------    --------    --------    -----------
  Total distributions                                              (0.47)      (0.58)      (0.65)         (0.17)
                                                                --------    --------    --------    -----------
Net increase (decrease) in net asset value                          0.01       (0.28)       0.61           0.09
                                                                --------    --------    --------    -----------
Net Asset Value, End of Period                                  $  10.07    $  10.06    $  10.34    $      9.73
                                                                ========    ========    ========    ===========

TOTAL RETURN                                                        4.85%       3.07%      13.36%          2.70%(c)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                            $300,363    $262,924     $79,444        $49,432
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                       0.67%       0.67%       0.71%          0.70%
  After reimbursement of expenses by Adviser                        0.49%       0.49%       0.49%          0.51%
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Adviser(b)                    3.94%       5.12%       6.15%          6.78%
  After reimbursement of expenses by Adviser(b)                     4.12%       5.30%       6.37%          6.97%
Portfolio Turnover                                                126.94%      77.19%      61.78%         39.27%(c)

(a)ABN AMRO Bond Fund - Class I commenced investment operations on July 31,
2000.

(b)ABN AMRO Funds adopted the provisions of the AICPA Audit Guide for Investment Companies effective November 1, 2001 and reclassed paydown gain (loss) from realized gain (loss) to investment income. The effect of the changes for the year ended October 31, 2002 on the net investment income per share, net realized and unrealized gain (loss) per share and the ratio of net investment income before and after reimbursement to average net assets is $(0.01), $0.01, (0.23)% and (0.23)%, respectively. Years prior to October 31, 2002 have not been adjusted for this change.

(c)Not Annualized.

ABN AMRO INVESTMENT GRADE BOND FUND(A)


                                                         Year      Six Months         Year       Year       Year       Year
                                                        Ended        Ended            Ended      Ended      Ended      Ended
                                                       10/31/03     10/31/02         4/30/02    4/30/01    4/30/00    4/30/99
                                                       --------    ----------        -------    -------    -------    -------
Net Asset Value, Beginning of Period                   $  10.33    $     9.96        $  9.88    $  9.54    $  9.99    $ 10.03
                                                       --------    ----------        -------    -------    -------    -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                    0.34(b)       0.24           0.54       0.57       0.57       0.58
  Net realized and unrealized gain (loss) on
    investments                                           (0.10)(b)       0.41          0.08       0.34      (0.44)     (0.03)
                                                       --------    ----------        -------    -------    -------    -------
  Total from investment operations                         0.24          0.65           0.62       0.91       0.13       0.55
                                                       --------    ----------        -------    -------    -------    -------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net
  investment income                                       (0.44)        (0.28)         (0.54)     (0.57)     (0.57)     (0.58)
  Distributions from net realized gain on
  investments                                             (0.31)           --             --         --         --         --
  Contribution (return) of capital                           --            --             --         --      (0.01)     (0.01)
                                                       --------    ----------        -------    -------    -------    -------
  Total distributions                                     (0.75)        (0.28)         (0.54)     (0.57)     (0.58)     (0.59)
                                                       --------    ----------        -------    -------    -------    -------
Net increase (decrease) in net asset value                (0.51)         0.37           0.08       0.34      (0.45)     (0.04)
                                                       --------    ----------        -------    -------    -------    -------
Net Asset Value, End of Period                         $   9.82    $    10.33        $  9.96    $  9.88    $  9.54    $  9.99
                                                       ========    ==========        =======    =======    =======    =======

TOTAL RETURN                                               2.47%         6.60%(c)       6.38%      9.76%      1.40%      5.60%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                    $48,773       $54,748        $83,142    $90,771    $93,202    $86,920
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser              0.93%         1.06%          1.05%      1.05%      1.02%      1.03%
  After reimbursement of expenses by Adviser               0.64%         0.65%          0.60%      0.60%      0.57%      0.57%
Ratios of net investment income to average net
assets:
  Before reimbursement of expenses by Adviser              3.14%         4.11%          4.93%      5.39%      5.48%      5.39%
  After reimbursement of expenses by Adviser               3.43%         4.52%          5.38%      5.84%      5.93%      5.85%
Portfolio Turnover                                       105.35%        80.49%(c)      17.00%     28.00%     27.00%     20.00%


(a)Prior to June 17, 2002, the ABN AMRO Investment Grade Bond Fund was known as Independence One Fixed Income Fund. The information presented in the table includes financial and performance history of Independence One Fixed Income Trust Class.


(b)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)Not Annualized.

ABN AMRO HIGH YIELD BOND FUND



                                                                Period
                                                                 Ended
                                                              10/31/03(a)
                                                              -----------
Net Asset Value, Beginning of Period                          $     10.00
                                                              -----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                              0.19
  Net realized and unrealized gain on investments                    0.17
                                                              -----------
  Total from investment operations                                   0.36
                                                              -----------
  LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment income         (0.21)
                                                              -----------
  Total distributions                                               (0.21)
                                                              -----------
Net increase in net asset value                                      0.15
                                                              -----------
Net Asset Value, End of Period                                $     10.15
                                                              ===========

TOTAL RETURN                                                         3.76%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                              $10,282
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                        1.00%
  After reimbursement of expenses by Adviser                         0.55%
Ratios of net investment income to average net assets:
  Before reimbursement of expenses by Adviser                        5.24%
  After reimbursement of expenses by Adviser                         5.69%
Portfolio Turnover                                                  16.23%(b)


(a)ABN AMRO High Yield Bond Fund - Class I commenced operations on June 30,
2003.

(b)Not Annualized.

General Information

If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS

You will receive Semi-Annual Reports dated April 30 and Annual Reports, audited by independent auditors, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated into this prospectus by reference and dated March 1, 2004, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS


CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and get answers to your questions about the Funds by contacting:

Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &          800 992-8151
            Fund Literature
            Investment Advisor Services     800 597-9704

Web site:   www.abnamrofunds.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by emailing the SEC at publicinfo@sec.gov.

Investment Company Act File Number: 811-8004                        ABN-I-NAV-04

MARCH 1, 2004


 CLASS C SHARES


 ABN AMRO
 GROWTH FUND

[LOGO] ABN-AMRO Funds

Prospectus
                                                                  ABN AMRO Funds

                                                 The Securities and Exchange
                                                 Commission has not approved or
                                                 disapproved these or any mutual
                                                 fund's shares or determined if
                                                 this prospectus is accurate or
                                                 complete. Any representation to
                                                 the contrary is a crime.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

                                                                TICKER SYMBOL
  EQUITY FUND

  ABN AMRO Growth Fund                                              CCGCX

[ABN AMRO FUNDS LOGO]
Thank you for your interest in ABN AMRO Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet financial goals such as retirement, homebuying or education funding. Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.

--------------------------------------------------------------------------------

Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                Page

FUND SUMMARY
    Investment Objective, Principal Investment Strategies
      and Risks, Fund Performance                                  3
    Fund Expenses                                                  5

INVESTMENT TERMS                                                   6

MORE ABOUT ABN AMRO FUNDS                                          7
    Other Investment Strategies                                    7

MANAGEMENT OF THE FUND                                             9
    The Adviser                                                    9

SHAREHOLDER INFORMATION                                           10
    Opening an Account                                            10
    Buying Shares                                                 10
    Selling/Redeeming Shares                                      12
    Transaction Policies                                          14
    Account Policies and Dividends                                16
    Additional Investor Services                                  16
    Applicable Sales Charge                                       17
    Distribution Plan 12b-1 Fees                                  17
    Shareholder Service Fee                                       17
    Portfolio Transactions and Brokerage Commissions              17

DIVIDENDS, DISTRIBUTIONS AND TAXES                                18

FINANCIAL HIGHLIGHTS                                              19

GENERAL INFORMATION                                       Back Cover


----------------------------------------------------------------------------
No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
-  the value of fund shares will fluctuate
-  you could lose money
-  you cannot be certain that a fund will achieve its investment objective
----------------------------------------------------------------------------

ABN AMRO Growth Fund

INVESTMENT OBJECTIVE


The Fund seeks long-term total return through a combination of capital appreciation and current income by investing primarily in a combination of stocks and bonds.

PRINCIPAL INVESTMENT STRATEGIES


The portfolio managers use a bottom-up approach and invest in a combination of securities that offer potential for growth and/or income, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen of $3 billion. The portfolio managers then identify stocks of companies with the following characteristics compared to S&P 500(R) Index averages:
-  higher sales and operating earnings growth
-  more stable earnings growth rates
-  lower debt-to-capital ratio
-  higher return on equity

The portfolio managers also consider the quality of company management and the strength of the company's position among its competitors. In addition, the portfolio managers assess the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.


PRINCIPAL RISKS OF INVESTING IN THIS FUND


You could lose money by investing in the Fund.

MARKET RISK: The Fund's share price can move down in response to stock market conditions, changes in the economy or a particular company's stock price changes. An individual stock may decline in value even when stocks in general are rising.

GROWTH STYLE RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.


CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.


ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the stock market or its peers. Also, the Fund could fail to meet its investment objective.

See page 7 for other investment strategies.

FUND PERFORMANCE


The bar chart shows the Fund's performance for the period shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.


                         CALENDAR YEAR TOTAL RETURN(A)


                           20.64%
                            2003


  Best Quarter:           12/03   10.66%
  Worst Quarter:          03/03   -5.20%



(a)Represents total return exclusive of contingent deferred sales charge (CDSC). If CDSC were reflected, the Fund's return would be less than that shown.

The following table indicates how the Fund's average annual returns for a calendar period compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                    (For the period ended December 31, 2003)


                                                         1 Year(a)
----------------------------------------------------------------------
ABN AMRO Growth Fund(b):
  Return Before Taxes                                     19.64%
  Return After Taxes on Distributions                     19.64%
  Return After Taxes on Distributions and Sale of
    Fund Shares                                           12.77%
----------------------------------------------------------------------
S&P 500 Index
  (reflects no deduction for taxes, fees or expenses)     28.67%
----------------------------------------------------------------------
Lipper Large-Cap Growth Fund Index
  (reflects no deduction for taxes, fees or expenses)     26.96%
----------------------------------------------------------------------



(a)Inception of Class C shares: December 31, 2002. The Index data is computed from December 31, 2002.



(b)Reflects the deduction of the contingent deferred sales charge.



After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Expenses

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A
  PERCENTAGE OF THE OFFERING PRICE)               1.00%(A)
REDEMPTION FEE                          2% WITHIN 7
  DAYS(B)



(a)A contingent deferred sales charge (CDSC) of up to 1.00% may be imposed on certain redemptions of Class C shares. The CDSC applies to redemption of Class C shares within 18 months of purchase.



(b)See "Redemption Fees" on page 15 for more information.


If you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.


                                                                            DISTRIBUTION                         TOTAL
                                                          MANAGEMENT         (12B-1) AND          OTHER         EXPENSE
FUND                                                         FEES          SERVICE FEES(B)       EXPENSES        RATIO
ABN AMRO Growth Fund(a)                                      0.70%              1.00%              0.18%         1.88%



(a)In addition to Class C shares, the Fund offers three other classes of shares that invest in the same portfolio of securities. Shareholders of Class N and Class R shares are subject to a 12b-1 distribution fee and no shareholder service fee and shareholders of Class I shares are not subject to a 12b-1 distribution fee or a shareholder service fee; therefore expense and performance figures will vary among the classes. The information in the table above and the example below relate to the Class C shares, which are offered in this prospectus. Class C shares are subject to a shareholder service fee up to 0.25% which is included in "Distribution (12b-1) and Service Fees." Class N shares, Class R shares and Class I shares are offered in separate prospectuses.


(b)"Distribution (12b-1) and Service Fees" include a 0.75% distribution fee and a 0.25% shareholder service fee.


EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.

1 YEAR   3 YEARS   5 YEARS   10 YEARS
 $291     $591     $1,016     $2,201

You would pay the following expenses if you did not redeem your shares at the end of the period shown:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
 $191     $591     $1,016     $2,201

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.


BOTTOM-UP INVESTING: An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.



COMMERCIAL PAPER: Short-term fixed income securities issued by banks, corporations and other borrowers.


CONTINGENT DEFERRED SALES CHARGE (CDSC): A sales charge levied by a fund if a shareholder sells fund shares within a specified number of years.


CORPORATE BONDS: Fixed income securities issued by corporations.


DEBENTURES: Bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer.

DIVERSIFICATION: The practice of investing in a broad range of securities to reduce risk.


EQUITY SECURITIES: Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.



EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.



FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).



GROWTH STYLE INVESTING: An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.



INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.


ISSUER: The company that issues a security, such as a stock, bond or money market security.


LARGE-CAP STOCKS: Stocks issued by large companies. Unless otherwise defined by a fund manager or the Adviser, a large cap company is defined as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multi-nationals.


LIPPER LARGE-CAP GROWTH FUND INDEX: An equally weighted index of the largest 30 funds within the large company growth funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.


MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.



MARKET CAPITALIZATION: Value of a corporation or other entity as determined by the market price of its securities.



MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.


NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

REPURCHASE AGREEMENTS (REPOS): Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.


RISK/REWARD TRADE-OFF: The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.



STANDARD & POOR'S (S&P) 500 INDEX: An unmanaged index of 500 widely traded industrial, transportation, financial and public utility stocks.



TOTAL RETURN: A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.



12B-1 FEE: A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. (See "Distribution Plan 12b-1 Fees" on page 17.)

More About ABN AMRO Funds

OTHER INVESTMENT STRATEGIES

In addition to the principal investment strategies described in the Fund summary, there may be times when the Fund uses secondary investment strategies in seeking to achieve its investment objective. These strategies may involve additional risks.

ADRS/EDRS/GDRS

The Fund may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent and Global Depositary Receipts (GDRs), which are issued globally and evidence a similar ownership arrangement. The Fund has no intention of investing in unsponsored ADRs, EDRs or GDRs.


Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, the Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.


Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the holder of the security to not take advantage of the convertible features in the appropriate time frame.


DEBENTURES
Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

DEFENSIVE STRATEGY
There may be times when the Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although the Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

DERIVATIVES
The Fund may invest in derivatives to limit risk in a portfolio or enhance investment return. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.


Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative. The Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio manager anticipates.


FIXED INCOME SECURITIES
The Fund may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a fund.

PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, the Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of the Fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.

More information about the risks associated with investing in the Fund can also be found in the Statement of Additional Information (SAI).

Management of the Fund

THE ADVISER

The Adviser provides management services to the Fund. The Adviser is paid an annual management fee by the Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights the Fund and its lead portfolio managers and investment experience and the management fee paid by the Fund.


ABN AMRO ASSET MANAGEMENT, INC.

ABN AMRO Asset Management, Inc. ("AAAM Inc.") is the Adviser to several ABN AMRO Funds, including the Fund, and is located at 161 N. Clark Street, 9th floor, Chicago, Illinois 60601. An investment management team makes the investment decisions for the Fund. As of December 31, 2003, AAAM Inc. managed approximately $9.3 billion in assets, consisting primarily of institutional accounts, including insurance, pension and profit sharing accounts. AAAM Inc. is a member of the ABN AMRO group of companies. For its most recent fiscal year, the Fund paid AAAM Inc. an annual management fee of 0.70% of its average daily net assets.



PORTFOLIO MANAGERS                   INVESTMENT EXPERIENCE
Bernard F. Myszkowski, CFA           Portfolio Manager of the Fund since September 1999;
                                     Executive Vice President and Chief Equity Officer;
                                     associated with AAAM Inc. and its affiliates and
                                     predecessors since 1969. He has been a member of the Equity
                                     Investment Committee since 1993, and a manager of balanced and common stock portfolios for institutional and private
                                     family accounts since 1973. Mr. Myszkowski received an MBA from Northwestern University in 1971.

Richard S. Drake, CFA                Portfolio Manager of the Fund since February 2000; Senior
                                     Managing Director, Director of Equity Research and Portfolio
                                     Manager; associated with AAAM Inc. and its affiliates and
                                     predecessors since January 2000. Mr. Drake began his
                                     investment career in 1983; he previously held a senior
                                     investment management position with Duff & Phelps Investment
                                     Management, Inc. from 1995-1999. Mr. Drake received his MBA from Northwestern University.

Shareholder Information

OPENING AN ACCOUNT

-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investments for the Fund are as follows:
   o  Regular accounts: $2,500
   o  Individual Retirement Accounts (IRAs): $500
   o Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
   o Automatic Investment Plan (any type of account): We waive the initial investment minimum to open an account and the monthly investment minimum is $50.
-  Complete the account application with your financial representative.
-  Make your initial investment through your financial representative.

BUYING SHARES

You may purchase additional shares through your financial representative or directly from the ABN AMRO Funds. The price of Class C shares is the net asset value; however, you may be subject to a sales charge (called a "contingent deferred sales charge" or "CDSC") if you redeem Class C shares within 18 months of purchase. The CDSC is described below under "Applicable Sales Charge."

After your initial investment, additional investments of $50 or more may be made. You may also make automatic investments under the Automatic Investment Plan described below under "Additional Investor Services - Automatic Investment Plan."

Make additional investments using the following table as a guideline. All buy requests must be in "good order."


BUYING SHARES                   TO ADD TO AN ACCOUNT ($50 MINIMUM)
THROUGH YOUR FINANCIAL          - Your financial representative is responsible for
REPRESENTATIVE                    transmitting the order promptly.

BY MAIL                         - Return the investment slip from a statement with your
                                  check in the envelope provided and mail to us at the
ABN AMRO FUNDS                    address at the left.
P.O. BOX 9765                   - We accept checks, bank drafts, money orders, wires and ACH
PROVIDENCE, RI 02940              for purchases (see "Other Features" on p. 14). Checks must be drawn on U.S. banks. There is a $20 charge for returned checks.
                                - We do not accept travelers, temporary, post-dated, credit card courtesy, second or third party checks (which are
                                  checks made payable to someone other than the Funds).
                                - Give the following wire/ACH information to your bank:
                                  Mellon Trust of New England
                                  ABA #01-10-01234
                                  For: ABN AMRO Funds
                                  A/C 140414
                                  FBO "ABN AMRO Fund Number,"
                                  "Your Account Number."
                                - Include your name, account number, taxpayer identification number or social security number, address and the Fund(s)
                                  you wish to purchase in the wiring instructions.

BUYING SHARES                   TO ADD TO AN ACCOUNT ($50 MINIMUM)

BY PHONE                        - Verify that your bank or credit union is a member of the
                                  ACH.
800 992-8151                    - You should complete the "Bank Account Information" section on your account application.
                                - When you are ready to add to your account, call ABN AMRO
                                  Funds and tell the representative the Fund name, account
                                  number, the name(s) in which the account is registered and the amount of your investment.
                                - Instruct your bank (who may charge a fee) to wire or ACH the amount of your investment.
                                - Give the following wire/ACH information to your bank:
                                  Mellon Trust of New England
                                  ABA #01-10-01234
                                  For: ABN AMRO Funds
                                  A/C 140414
                                  FBO "ABN AMRO Fund Number,"
                                  "Your Account Number."
                                - Include your name, account number, taxpayer identification number or Social Security number, address and the Fund(s)
                                  you wish to purchase in the wire instructions.

BY INTERNET                     - Verify that your bank or credit union is a member of the
                                  ACH.
WWW.ABNAMROFUNDS.COM            - Complete the "Purchase, Exchange and Redemption
                                  Authorization" section of your account application.
                                - Obtain a Personal Identification Number (PIN) from ABN
                                  AMRO Funds for use on ABN AMRO Funds' Web site if you have not already done so. To obtain a PIN, please call 800
                                  992-8151.
                                - When you are ready to add to your account, access your
                                  account through ABN AMRO Funds' Web site and enter your
                                  purchase instructions in the highly secure area for
                                  shareholders only called "Account Access." ACH purchases
                                  on the Internet may take 3 to 4 business days.


----------------------------------------------------------------
BUY AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN

- The account number and Fund name are included.

- The amount of the transaction is specified in dollars or shares.

- Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.

- Any required medallion signature guarantees (if applicable) are included.

- Other supporting legal documents (as necessary) are present, including such requirements for written requests as described on page 13.
----------------------------------------------------------------

SELLING/REDEEMING SHARES


Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. To redeem shares, contact your financial representative or you may redeem directly from ABN AMRO Funds. All redemption requests must be in "good order." The following table shows guidelines for selling shares.


SELLING SHARES                  DESIGNED FOR . . .                    TO SELL SOME OR ALL OF YOUR SHARES
THROUGH YOUR FINANCIAL          - Accounts of any type                - Your financial representative is responsible for
REPRESENTATIVE                                                          transmitting the order promptly.

BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the
                                - Sales or redemptions of any size      Fund name, Fund number, your account number, the
ABN AMRO FUNDS                  - (For redemptions over $50,000         name(s) in which the account is registered and the
P.O. BOX 9765                     please see Medallion Signature        dollar value or number of shares you wish to sell.
PROVIDENCE, RI 02940              Guarantee in the next page.)          Signatures must be in original form, as photocopies
                                                                        are not accepted.
                                                                      - Include all signatures and any additional documents
                                                                        that may be required. (See "Selling Shares in Writing"
                                                                        on page 13).
                                                                      - Mail to us at the address at the left.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it medallion signature
                                                                        guaranteed. Original signatures are required.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 14).

BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your
                                - Sales of up to $50,000 (for           touch-tone phone, call 800 992-8151.
800 992-8151                      accounts with telephone account     - To place your request with an Investor Services
                                  privileges)                           Associate, call between 9 am and 7 pm ET,
                                                                        Monday-Friday.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it medallion signature
                                                                        guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 14).
                                                                      - The Fund reserves the right to refuse any telephone
                                                                        sales request and may modify the procedures at any
                                                                        time. The Fund makes reasonable attempts to verify
                                                                        that telephone instructions are genuine, but you are
                                                                        responsible for any loss that you may bear from
                                                                        telephone requests.

BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW.ABNAMROFUNDS.COM                                                  - Obtain a Personal Identification Number (PIN) from ABN
                                                                        AMRO Funds (800 992-8151) for use on ABN AMRO Funds'
                                                                        Web site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your
                                                                        account, access your account through ABN AMRO Funds'
                                                                        Web site and enter your redemption instructions in the
                                                                        highly secure area for shareholders only called
                                                                        "Account Access". A check for the proceeds will be
                                                                        mailed to you at the address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 14).

SELLING SHARES IN WRITING

In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  your address of record has changed within the past 30 days
-  you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner.

SELLER                                   REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint, sole        - Letter of instruction
proprietorship, UGMA/UTMA, or general    - On the letter, the signatures and titles of all persons
partner accounts                           authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies
                                           are not accepted
                                         - MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                                           page for more details)

Owners of corporate or association       - Letter of instruction
accounts                                 - Corporate resolution certified within the past 12 months
                                         - On the letter, the signatures and titles of all persons
                                           authorized to sign for the account, exactly as the account is registered, must be in original form as photocopies are not accepted
                                         - MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                                           page for more details)

Owners or trustees of trust accounts     - Letter of instruction
                                         - On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted
                                         - If the names of all trustees are not registered on the
                                           account, a copy of the trust document certified within the past 12 months
                                         - MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                                           page for more details)

Joint tenancy shareholders whose co-     - Certified letter of instruction signed by the surviving
tenants are deceased                       tenant must be in original form, as photocopies are not
                                           accepted
                                         - Copy of death certificate
                                         - MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                                           page for more details)

Executors of shareholder estates         - Certified letter of instruction signed by executor must be in original form, as photocopies are not accepted
                                         - Copy of order appointing executor
                                         - MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                                           page for more details)

Administrators, conservators,            - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above

IRA accounts                             - IRA distribution request form completed and signed. Call
                                           800 992-8151 for a form.

In addition to the situations described above, ABN AMRO Funds may require Medallion Signature Guarantees in other circumstances based on the amount of redemption request or other factors.

OTHER FEATURES
The following other features are also available to buy and sell shares of the Fund.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.
----------------------------------------------------------------
WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
----------------------------------------------------------------

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):
- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Fund has elected, under Rule 18f-1 of the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of the Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your nonretirement account if the value of your account falls below the applicable minimum due to redemptions. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid closing the account.

TRANSACTION POLICIES

CALCULATING SHARE PRICE

When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. (ET)) by dividing the class's net assets by the number of its shares outstanding. Currently, the Fund observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.


Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.

EXECUTION OF REQUESTS

The Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail, telephone or Internet request in "good order." Under normal circumstances, purchase orders and redemption requests must be received by 4:00 p.m. ET. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Fund.


Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

A Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

ABN AMRO Funds reserves the right to:

- refuse any purchase or exchange of shares if it could adversely affect a Fund or its operations

-  suspend the offering of Fund shares
- change the initial and additional investment minimums or waive these minimums for any investor
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.
-  change, withdraw or waive various services, fees and account policies.

CUSTOMER IDENTIFICATION PROGRAM
Federal law requires ABN AMRO Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with ABN AMRO Funds. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, ABN AMRO Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in ABN AMRO Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. ABN AMRO Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.


SHORT-TERM AND EXCESSIVE TRADING


The Fund is designed for long-term investors. The Fund is not designed for short-term trading or frequent trading. As a result the Fund has adopted a redemption fee as discussed below. The Fund may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions. The Fund reserves the right to:


- Reject any purchase, including exchange purchases, that could adversely affect the Fund or its operations;


- Limit, impose charges upon, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that are detrimental to the Fund;


- Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading.



In making the determination to exercise these rights, the Fund considers an investor's trading history in the Fund and accounts under common ownership or control. While the Fund employs reasonable measures to prevent short-term and excessive trading, the Fund cannot directly control activity through all channels and is dependent on intermediaries to enforce the Fund's policies.


REDEMPTION FEES

The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment programs and create significant additional transaction costs that are borne by all shareholders. For these reasons, the Fund assesses a 2% fee on redemptions (including exchanges) of Fund shares sold or exchanged within 7 calendar days of purchase.



Redemption fees are paid to the Fund to help offset transaction costs and to protect the Fund's long-term shareholders. The Fund will use the "first-in, first-out" (FIFO) method to determine the 7 calendar day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is within 7 calendar days, the fee will be charged. The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains).



Due to limitations with systems capabilities, omnibus or similar accounts of certain broker-dealers, banks and other intermediaries will not incur redemption fees at the omnibus account level. These accounts, including, but not limited to, certain pension plans, 401(k) plans and variable products, have multiple underlying shareholders who may be charged the redemption fee by the broker-dealer, bank or other intermediary.


ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
-  after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS
To help reduce Fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to consolidate your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.

DIVIDENDS
Dividends will be declared and paid quarterly. Capital gains will be distributed at least once a year, generally in December.

DISTRIBUTIONS
The Fund distributes income dividends and capital gains. Income dividends represent the earnings from the Fund's investments; capital gains occur when the Fund sells a portfolio security for more than the original purchase price.

DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the ABN AMRO Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
-  complete the appropriate sections of the account application
- if you are using the Automatic Investment Plan to open an account, make a check ($50 minimum) payable to "ABN AMRO Funds." Mail your check and application to ABN AMRO Funds, P.O. 9765, Providence, RI 02940.

ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares, and access information such as your account balance and the Fund's NAV through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Investor Services Associates will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto "Account Access" on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

ABN AMRO Funds has procedures in place to try to prevent unauthorized access to your account information. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.

SYSTEMATIC WITHDRAWAL PLAN
This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:
-  you must have at least $50,000 in your account
-  determine the schedule: monthly, quarterly, semi-annually or annually
-  call 800 992-8151 to add a systematic withdrawal plan to your account

RETIREMENT PLANS
ABN AMRO Funds offers a range of retirement plans, including Traditional, Roth and Education Savings Accounts (formerly Education IRAs), SIMPLE IRAs, SEP IRAs, 401(k) plans, money purchase pension and profit-sharing plans. Using these plans, you can invest in any ABN AMRO Fund with a low minimum investment of $500. The annual maintenance fee for IRAs is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call ABN AMRO Funds at 800 992-8151.

APPLICABLE SALES CHARGE

CONTINGENT DEFERRED SALES CHARGE
A 1% contingent deferred sales charge (CDSC) will apply to redemptions of Class C shares made within 18 months of buying them, as discussed below. The CDSC is calculated based upon the lesser of the original NAV at the time of your investment or the current market value of the shares redeemed.

The distributor may pay sales commissions (in addition to dealer reallowances) at the time of sale of up to 1.00% of the purchase price of Class C shares of the Fund to financial representatives that initiate and are responsible for purchases of such Class C shares of the Fund. You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gains distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time.

CDSC WAIVERS
The Fund will waive the CDSC payable upon redemptions of shares for:
-  death or disability (as defined in section 72(m)(7) of the Internal Revenue
   Code) of the shareholder if such shares are redeemed within one year of death or determination of disability
- benefit payments under retirement plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under retirement plans
- minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2.

CDSC AGING SCHEDULE
Purchases of Class C shares made on any day during a calendar month will age one month on the last day of that month, and each subsequent month.

DISTRIBUTION PLAN 12B-1 FEES

To pay for the cost of promoting the Fund and servicing your shareholder account, the Fund has adopted a Rule 12b-1 distribution plan for its Class C shares. Under this plan, a fee at an annual rate of not more than 0.75% of the Fund's Class C shares' average daily net assets is paid to the distributor for distribution of Class C shares. The fee is accrued daily and payable monthly. Over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges.


In addition to management fees paid by the Funds, the Adviser or its affiliates may compensate brokers or other service providers for various services out of their own assets and not as an additional charge to the Funds.


SHAREHOLDER SERVICE FEE


The Fund has adopted a shareholder servicing plan for the Class C shares of the Fund (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Fund pays a fee of up to 0.25% of the average daily net assets of the Class C shares. This fee is paid to the distributor to perform, or to compensate other service providers for performing, the following administrative services for shareholders: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; providing sweep services; and processing dividend payments.


It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers.

PORTFOLIO TRANSACTIONS AND
BROKERAGE COMMISSIONS

The Fund attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. Under policies established by the Board of Trustees, there may be times when the Fund may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Adviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Fund considers a broker-dealer's reliability, availability of research, the quality of its execution services and its financial condition.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in the Fund. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequence of investing in the Fund is included in the Statement of Additional Information.

TAXES
Distributions you receive from the Fund may be taxable whether or not you reinvest them.
- The Fund pays dividends and distributes capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.
- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.
- Distributions of any net investment income are taxable to you as ordinary income.
- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of the Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of the Fund.
- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.
- If you do not provide ABN AMRO Funds with the complete and current taxpayer identification information and required certification, you may be subject to backup withholding tax.

- If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend."

Financial Highlights


This financial highlights table is to help you understand the Fund's financial performance. The following schedule presents financial highlights for one share of the Fund outstanding throughout the period indicated. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the fund's financial statements as of October 31, 2003, which have been audited by Ernst & Young LLP, whose report, along with this Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.


ABN AMRO GROWTH FUND



                                                                Period
                                                                 Ended
                                                              10/31/03(a)
                                                              -----------
Net Asset Value, Beginning of Period........................    $18.07
                                                                ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss.....................................     (0.10)
    Net realized and unrealized gain on investments.........      3.02
                                                                ------
      Total from investment operations......................      2.92
                                                                ------
LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment
    income..................................................        --
  Distributions from net realized gain on investments.......        --
                                                                ------
      Total distributions...................................        --
                                                                ------
Net increase in net asset value.............................      2.92
                                                                ------
Net Asset Value, End of Period..............................    $20.99
                                                                ======
TOTAL RETURN................................................     16.16% (b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's)......................    $  136
  Ratios of expenses to average net assets:
    Before reimbursement of expenses by Adviser.............      1.88%
    After reimbursement of expenses by Adviser..............      1.88%
  Ratios of net investment loss to average net assets:
    Before reimbursement of expenses by Adviser.............     (0.69)%
    After reimbursement of expenses by Adviser..............     (0.69)%
  Portfolio Turnover........................................      7.66%



(a)ABN AMRO Growth Fund -- Class C commenced investment operations on December 31, 2002.



(b)Not Annualized. Represents total return exclusive of contingent deferred sales charge (CDSC). The total return including CDSC is 15.16%.

General Information


If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents:


SHAREHOLDER REPORTS

You will receive semi-annual reports dated April 30 and annual reports, audited by independent auditors, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated in this prospectus by reference to the extent that it relates to the Fund and dated March 1, 2004, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Fund.

HOW TO OBTAIN REPORTS


CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and get answers to your questions about the Fund by contacting:

Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &          800 992-8151
            Fund Literature
            Investment Advisor Services     800 597-9704

Web site:   www.abnamrofunds.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Fund at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090.

Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

Investment Company Act File Number: 811-8004                            ABN-C-04

MARCH 1, 2004


 CLASS R SHARES


 ABN AMRO
 GROWTH FUND
 ABN AMRO/
 MONTAG &
 CALDWELL
 GROWTH FUND

[LOGO] ABN-AMRO Funds

Prospectus
                                                                  ABN AMRO Funds

                                                 The Securities and Exchange
                                                 Commission has not approved or
                                                 disapproved these or any mutual
                                                 fund's shares or determined if
                                                 this prospectus is accurate or
                                                 complete. Any representation to
                                                 the contrary is a crime.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

                                                                TICKER SYMBOL
  EQUITY FUNDS

  ABN AMRO Growth Fund                                              CCGRX
  ABN AMRO/Montag & Caldwell Growth Fund                            MCRGX

[ABN AMRO FUNDS LOGO]
Thank you for your interest in ABN AMRO Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet financial goals such as retirement, homebuying or education funding. Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.

--------------------------------------------------------------------------------
Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                Page

FUND SUMMARIES

ABN AMRO GROWTH FUND                                               3
    Investment Objective, Principal Investment Strategies
      and Risks, Fund Performance                                  3
    Fund Expenses                                                  5

ABN AMRO/MONTAG & CALDWELL GROWTH FUND                             6
    Investment Objective, Principal Investment Strategies
      and Risks, Fund Performance                                  6
    Fund Expenses                                                  7

INVESTMENT TERMS                                                   8

MORE ABOUT ABN AMRO FUNDS                                          9
    Other Investment Strategies                                    9

MANAGEMENT OF THE FUNDS                                           11
    The Advisers                                                  11

SHAREHOLDER INFORMATION                                           12
    Opening An Account                                            12
    Buying Shares                                                 12
    Exchanging Shares                                             13
    Selling/Redeeming Shares                                      14
    Transaction Policies                                          17
    Account Policies And Dividends                                18
    Additional Investor Services                                  19
    Distribution Plan 12b-1 Fees                                  19
    Portfolio Transactions And Brokerage Commissions              19

DIVIDENDS, DISTRIBUTIONS AND TAXES                                20

FINANCIAL HIGHLIGHTS                                              21

GENERAL INFORMATION                                       Back Cover


----------------------------------------------------------------------------
No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
-  the value of fund shares will fluctuate
-  you could lose money
-  you cannot be certain that a fund will achieve its investment objective
----------------------------------------------------------------------------

ABN AMRO Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term total return through a combination of capital appreciation and current income by investing primarily in a combination of stocks and bonds.

PRINCIPAL INVESTMENT STRATEGIES

The portfolio managers use a bottom-up approach and invest in a combination of securities that offer potential for growth and/or income, including primarily large-cap dividend and non-dividend paying common stocks, preferred stocks and convertible securities. Companies for possible selection must pass an initial capitalization screen of $3 billion. The portfolio managers then identify stocks of companies with the following characteristics compared to S&P 500(R) Index averages:
-  higher sales and operating earnings growth
-  more stable earnings growth rates
-  lower debt-to-capital ratio
-  higher return on equity

The portfolio managers also consider the quality of company management and the strength of the company's position among its competitors. In addition, the portfolio managers assess the long-term economic outlook and the risk/return of securities in allocating investments among industry sectors.

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: The Fund's share price can move down in response to stock market conditions, changes in the economy or a particular company's stock price changes. An individual stock may decline in value even when stocks in general are rising.

GROWTH STYLE RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.
INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.


CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and negatively affect the Fund's share price or yield.


ISSUER RISK: The price of a bond is affected by the issuer's credit quality. Changes in an issuer's financial condition and general economic conditions can affect an issuer's credit quality. Lower quality bonds are generally more sensitive to these changes than higher quality bonds.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio managers' skill in making appropriate investments. As a result, the Fund may underperform the stock market or its peers. Also, the Fund could fail to meet its investment objective.


See page 9 for other investment strategies.


FUND PERFORMANCE

The bar chart shows the Fund's performance for the period shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN
(BAR GRAPH)

                                                                             TOTAL RETURN
                                                                             ------------
2003                                                                             21.25


  Best Quarter:           06/03   10.79%
  Worst Quarter:          03/03   -5.09%

The following table indicates how the Fund's average annual total returns for a calendar period compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                    (For the period ended December 31, 2003)


                                                         1 Year(a)
----------------------------------------------------------------------
ABN AMRO Growth Fund:
  Return Before Taxes                                     21.25%
  Return After Taxes on Distributions                     21.25%
  Return After Taxes on Distributions and Sale of
    Fund Shares                                           13.81%
----------------------------------------------------------------------
S&P 500 Index
  (reflects no deduction for taxes, fees or expenses)     28.67%
----------------------------------------------------------------------
Lipper Large-Cap Growth Fund Index (reflects no
  deduction for taxes, fees or expenses)                  26.96%
----------------------------------------------------------------------



(a)Inception of Class R shares: December 31, 2002. Index data computed from December 31, 2002.



After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Expenses

As an investor in the Fund, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES


As a benefit of investing in Class R shares of the Fund, you do not incur any sales loads, exchange fees or redemption fees. However, if you redeem shares by wire, $20 will be deducted from the amount redeemed.


ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.


                                                                                                                TOTAL
                                                            MANAGEMENT       DISTRIBUTION        OTHER         EXPENSE
FUND                                                           FEES          (12B-1) FEES       EXPENSES        RATIO
ABN AMRO Growth Fund(a)                                        0.70%             0.50%            0.15%         1.35%



(a)In addition to Class R shares, the Fund offers three other classes of shares that invest in the same portfolio of securities. Shareholders of Class N shares are subject to a 12b-1 distribution fee and no shareholder service fee, shareholders of Class I shares are not subject to a 12b-1 distribution fee or a shareholder service fee and shareholders of Class C shares are subject to a 12b-1 distribution fee and a shareholder service fee; therefore expense and performance figures will vary among the classes. The information in the table above and the example below relate to the Class R shares, which are offered in this prospectus. Class N shares, Class I shares and Class C shares are offered in separate prospectuses.


EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.

1 YEAR   3 YEARS   5 YEARS   10 YEARS
 $137     $428      $739      $1,624

ABN AMRO/Montag & Caldwell Growth Fund

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks and convertible securities. The portfolio manager uses a bottom-up approach to stock selection and seeks high quality, well-established large-cap companies that:
-  have a strong history of earnings growth
- are attractively priced, relative to the company's potential for above average long-term earnings and revenue growth
-  have strong balance sheets
-  have a sustainable competitive advantage
-  are currently, or have the potential to become, industry leaders
-  have the potential to outperform during market downturns

PRINCIPAL RISKS OF INVESTING IN THIS FUND

You could lose money by investing in the Fund.

MARKET RISK: The Fund's share price can move down in response to stock market conditions, changes in the economy or a particular company's stock price changes. An individual stock may decline in value even when stocks in general are rising.

GROWTH STYLE RISK: Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund's performance may suffer.

LIQUIDITY RISK: When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the stock market or its peers. Also, the Fund could fail to meet its investment objective.


See page 9 for other investment strategies.


FUND PERFORMANCE

The bar chart shows the Fund's performance for the period shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN
(BAR GRAPH)

                                                                             TOTAL RETURN
                                                                             ------------
2003                                                                             16.98


  Best Quarter:          06/03    8.88%
  Worst Quarter:         03/03   -0.65%


The following table indicates how the Fund's average annual returns for a Fund's calendar period compared to the returns of broad-based and comparable securities market indices. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                                                         1 Year(a)
----------------------------------------------------------------------
ABN AMRO/Montag & Caldwell Growth Fund:
  Return Before Taxes                                     16.98%
  Return After Taxes on Distributions                     16.96%
  Return After Taxes on Distributions and Sale of
    Fund Shares                                           11.05%
----------------------------------------------------------------------
S&P 500 Index
  (reflects no deduction for taxes, fees or expenses)     28.67%
----------------------------------------------------------------------
Lipper Large-Cap Growth Fund Index
  (reflects no deduction for taxes, fees or expenses)     26.96%
----------------------------------------------------------------------



(a)Inception of Class R shares: December 31, 2002. Index data computed from December 31, 2002.



After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fund Expenses

As an investor in the fund, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES
As a benefit of investing in Class R shares of the Fund, you do not incur any sales loads or exchange fees and generally no redemption fees. However, if you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from the Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.


                                                                                                      TOTAL
                                                              MANAGEMENT   DISTRIBUTION    OTHER     EXPENSE
FUND                                                             FEES      (12B-1) FEES   EXPENSES    RATIO
ABN AMRO/Montag & Caldwell Growth Fund(a)                       0.66%         0.50%        0.14%      1.30%



(a)In addition to Class R shares, the Fund offers two other classes of shares that invest in the same portfolio of securities. Shareholders of Class N shares are subject to a 12b-1 distribution fee and shareholders of Class I shares are not subject to a 12b-1 distribution fee; therefore expense and performance figures will vary among the classes. The information in the table above and the example below relate to the Class R shares, which are offered in this prospectus. Class N shares and Class I shares are offered in separate prospectuses.


EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent the Fund's actual or future expenses and returns.

1 YEAR   3 YEARS   5 YEARS   10 YEARS
 $132     $412      $713      $1,568

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.


BOTTOM-UP INVESTING: An investing approach in which securities are researched and chosen individually with less consideration given to economic or market cycles.



CORPORATE BONDS: Fixed income securities issued by corporations.


DEBENTURES: Bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer.

DIVERSIFICATION: The practice of investing in a broad range of securities to reduce risk.


EQUITY SECURITIES: Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.



EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.



FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).



GROWTH STYLE INVESTING: An investing approach that involves buying stocks of companies that are generally industry leaders with above-average, sustainable growth rates. Typically, growth stocks are the stocks of the fastest growing companies in the most rapidly growing sectors of the economy. Growth stock valuation levels (e.g., price-to-earnings ratio) will generally be higher than value stocks.



INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.


ISSUER: The company that issues a security, such as a stock, bond or money market security.


LARGE-CAP STOCKS: Stocks issued by large companies. Unless otherwise defined by a fund manager or the Adviser, a large cap company is defined as one with a market capitalization of $5 billion or more. Typically, large-cap companies are established, well-known companies; some may be multi-nationals.


LIPPER LARGE-CAP GROWTH FUND INDEX: An equally weighted index of the largest 30 funds within the large company growth funds investment objective as defined by Lipper Inc. The index is adjusted for the reinvestment of capital gains and income dividends.


MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.



MARKET CAPITALIZATION: Value of a corporation or other entity as determined by the market price of its securities.



MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.


NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

REPURCHASE AGREEMENTS (REPOS): Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.


RISK/REWARD TRADE-OFF: The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.


STANDARD & POOR'S (S&P) 500 INDEX: An unmanaged index of 500 widely traded industrial, transportation, financial and public utility stocks.


TOTAL RETURN: A measure of a fund's performance that encompasses all elements of return: dividends, capital gains distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming investment of dividends and capital gains distributions, expressed as a percentage of the initial investment.



12B-1 FEE: A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. (See "Distribution Plan 12b-1 Fees" on page 19.)

More About ABN AMRO Funds

OTHER INVESTMENT STRATEGIES

In addition to the principal investment strategies described in the Fund summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.

ADRS/EDRS/GDRS
The Funds may invest in foreign securities in the form of depositary receipts and/or securities traded directly on U.S. exchanges. Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (ADRs), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts (EDRs), which are traded on European exchanges and may not be denominated in the same currency as the security they represent and Global Depositary Receipts (GDRs), which are issued globally and evidence a similar ownership arrangement. The Funds have no intention of investing in unsponsored ADRs, EDRs or GDRs.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, the Funds may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

CONVERTIBLE SECURITIES
Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.


Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the holder of the security to not take advantage of the convertible features in the appropriate time frame.


DEBENTURES
Debentures are bonds or promissory notes that are secured by the general credit of the issuer, but not secured by specific assets of the issuer. There is the risk that the issuer of the security will not be able to make principal and/or interest payments.

DEFENSIVE STRATEGY
There may be times when a Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although a Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

DERIVATIVES
The Funds may invest in derivatives to limit risk in a portfolio or enhance investment return. Derivatives have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.


Hedging involves using derivatives to offset a potential loss in one position by establishing an interest in an opposite position. Any loss generated by the derivative should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Using derivatives for purposes other than hedging is speculative. A Fund may realize a loss if interest rates, security prices or indices move in the opposite direction than the portfolio manager anticipates.



FIXED INCOME SECURITIES

The Funds may invest in fixed income securities to offset the volatility of the stock market. Fixed income securities provide a stable flow of income for a Fund.

PREFERRED STOCKS
Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company's assets, but are subordinate to the claims of all creditors.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities which can fluctuate.

More information about the risks associated with investing in the Funds can also be found in the Statement of Additional Information (SAI).

Management of the Funds

THE ADVISERS

Each Fund has an Adviser that provides management services. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights each Fund and its lead portfolio manager(s) and investment experience and the management fee paid by each Fund.

ABN AMRO ASSET MANAGEMENT, INC.

ABN AMRO Asset Management, Inc. ("AAAM Inc.") is the Adviser to several ABN AMRO Funds, including ABN AMRO Growth Fund, and is located at 161 N. Clark Street, Chicago, Illinois 60601. An investment management team makes the investment decisions for ABN AMRO Growth Fund. As of December 31, 2003, AAAM Inc. managed approximately $9.3 billion in assets, consisting primarily of institutional accounts, including insurance, pension and profit sharing accounts. AAAM Inc. is a member of the ABN AMRO group of companies. For its most recent fiscal year, ABN AMRO Growth Fund paid AAAM Inc. an annual management fee of 0.70% of its average daily net assets.



PORTFOLIO MANAGERS                   INVESTMENT EXPERIENCE
Bernard F. Myszkowski, CFA           Portfolio Manager of the Fund since September 1999;
                                     Executive Vice President and Chief Equity Officer;
                                     associated with AAAM Inc. and its affiliates and
                                     predecessors since 1969. He has been a member of the Equity
                                     Investment Committee since 1993, and a manager of balanced and common stock portfolios for institutional and private
                                     family accounts since 1973. Mr. Myszkowski received an MBA from Northwestern University in 1971.

Richard S. Drake, CFA                Portfolio Manager of the Fund since February 2000; Senior
                                     Managing Director, Director of Equity Research and Portfolio
                                     Manager; associated with AAAM Inc. and its affiliates and
                                     predecessors since January 2000. Mr. Drake began his
                                     investment career in 1983; he previously held a senior
                                     investment management position with Duff & Phelps Investment
                                     Management, Inc. from 1995-1999. Mr. Drake received his MBA from Northwestern University.


MONTAG & CALDWELL, INC.


Montag & Caldwell, Inc. is the Adviser to ABN AMRO/Montag & Caldwell Growth Fund and is located at 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326. An investment management team makes the investment decisions for ABN AMRO/Montag & Caldwell Growth Fund. Ronald E. Canakaris leads the investment management team that manages ABN AMRO/Montag & Caldwell Growth Fund. The firm was founded in 1945 and is a wholly-owned subsidiary of ABN AMRO Asset Management Holdings, Inc. As of December 31, 2003, Montag & Caldwell managed approximately $30.9 billion in assets. For the most recent fiscal year, ABN AMRO/Montag & Caldwell Growth Fund paid Montag & Caldwell an annual management fee of 0.66% of its average daily net assets.


PORTFOLIO MANAGER                    INVESTMENT EXPERIENCE
Ronald E. Canakaris, CIC, CFA        Portfolio Manager since the Fund's inception in 1994;
                                     President and Chief Investment Officer of Montag & Caldwell.
                                     He has been with the firm since 1972 and is responsible for developing the firm's investment process. He has a BS and BA from the University of Florida.

                                                GROSS MANAGEMENT
FUND NAME                                              FEE
ABN AMRO/Montag & Caldwell Growth Fund      First $800 million  0.80%
                                            Over $800 million  0.60%

Shareholder Information

OPENING AN ACCOUNT

- Class R shares are sold primarily to qualified retirement plans, retirement savings programs and other similar programs offered primarily through financial intermediaries. Contact your financial representative or plan sponsor.
-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investments for the Funds are as follows:
   o  Regular accounts: $2,500
   o  Individual Retirement Accounts (IRAs): $500
   o Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
   o Automatic Investment Plan (any type of account): We waive the initial investment minimum to open an account and the monthly investment minimum is $50.
-  Complete the account application with your financial representative.
-  Make your initial investment through your financial representative.

BUYING SHARES

You may purchase additional shares through your financial representative or directly from the ABN AMRO Funds. The price of Class R shares is the net asset value ("NAV").

After your initial investment, additional investments of $50 or more may be made. You may also make automatic investments under the Automatic Investment Plan described below under "Additional Investor Services - Automatic Investment Plan."

Make additional investments using the following table as a guideline. All buy requests must be in "good order."

BUYING SHARES                   TO ADD TO AN ACCOUNT ($50 MINIMUM)
THROUGH YOUR FINANCIAL          - Your financial representative is responsible for
REPRESENTATIVE                    transmitting the order promptly.
BY MAIL                         - Return the investment slip from a statement with your
                                  check in the envelope provided and mail to us at the
ABN AMRO FUNDS                    address at the left.
P.O. BOX 9765                   - We accept checks, bank drafts, money orders, wires and ACH
PROVIDENCE, RI 02940              for purchases (see "Other Features" on p. 17). Checks must be drawn on U.S. banks. There is a $20 charge for returned checks.
                                - We do not accept travelers, temporary, post-dated, credit card courtesy, second or third party checks (which are
                                  checks made payable to someone other than the Funds).
                                - Give the following wire/ACH information to your bank:
                                  Mellon Trust of New England
                                  ABA #01-10-01234
                                  For: ABN AMRO Funds
                                  A/C 140414
                                  FBO "ABN AMRO Fund Number,"
                                  "Your Account Number."
                                - Include your name, account number, taxpayer identification number or social security number, address and the Fund(s)
                                  you wish to purchase in the wiring instructions.

BUYING SHARES                   TO ADD TO AN ACCOUNT ($50 MINIMUM)

BY PHONE                        - Verify that your bank or credit union is a member of the
                                  ACH.
800 992-8151                    - You should complete the "Bank Account Information" section on your account application.
                                - When you are ready to add to your account, call ABN AMRO
                                  Funds and tell the representative the Fund name, account
                                  number, the name(s) in which the account is registered and the amount of your investment.
                                - Instruct your bank (who may charge a fee) to wire or ACH the amount of your investment.
                                - Give the following wire/ACH information to your bank:
                                  Mellon Trust of New England
                                  ABA #01-10-01234
                                  For: ABN AMRO Funds
                                  A/C 140414
                                  FBO "ABN AMRO Fund Number,"
                                  "Your Account Number."
                                - Include your name, account number, taxpayer identification number or Social Security number, address and the Fund(s)
                                  you wish to purchase in the wire instructions.

BY INTERNET                     - Verify that your bank or credit union is a member of the
                                  ACH.
WWW.ABNAMROFUNDS.COM            - Complete the "Purchase, Exchange and Redemption
                                  Authorization" section of your account application.
                                - Obtain a Personal Identification Number (PIN) from ABN
                                  AMRO Funds for use on ABN AMRO Funds' Web site if you have not already done so. To obtain a PIN, please call 800
                                  992-8151.
                                - When you are ready to add to your account, access your
                                  account through ABN AMRO Funds' Web site and enter your
                                  purchase instructions in the highly secure area for
                                  shareholders only called "Account Access." ACH purchases
                                  on Internet may take 3 to 4 business days.


BUY AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included.
-  The amount of the transaction is specified in dollars or shares.
- Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.
-  Any required medallion signature guarantees (if applicable) are included.

- Other supporting legal documents (as necessary) are present, including such requirements for written requests as described on page 16.



EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

You can exchange shares from one ABN AMRO Fund to another within the same class of shares. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account.
----------------------------------------------------------------
HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The sale of your shares may be taxable.
----------------------------------------------------------------

ABN AMRO Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES


Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. To redeem shares, contact your financial representative or you may redeem directly from ABN AMRO Funds. All redemption requests must be in "good order". The following table shows guidelines for selling shares.


SELLING SHARES                  DESIGNED FOR . . .                    TO SELL SOME OR ALL OF YOUR SHARES
THROUGH YOUR FINANCIAL          - Accounts of any type                - Your financial representative is responsible for
REPRESENTATIVE                                                          transmitting the order promptly.

BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the
                                - Sales or redemptions of any size      Fund name, Fund number, your account number, the
ABN AMRO FUNDS                    (for redemptions over $50,000,        name(s) in which the account is registered and the
P.O. BOX 9765                     please see Medallion Signature        dollar value or number of shares you wish to sell.
PROVIDENCE, RI 02940              Guarantee on the next page)           Signatures must be in original form, as photocopies
                                                                        are not accepted.
                                                                      - Include all signatures and any additional documents
                                                                        that may be required. (See "Selling Shares in Writing"
                                                                        on page 15).
                                                                      - Mail to us at the address at the left.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it medallion signature
                                                                        guaranteed. Original signatures are required.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 16).

BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your
                                - Sales of up to $50,000 (for           touch-tone phone, call 800 992-8151.
800 992-8151                      accounts with telephone account     - To place your request with an Investor Services
                                  privileges)                           Associate, call between 9 am and 7 pm ET,
                                                                        Monday-Friday.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it medallion signature
                                                                        guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 16).
                                                                      - The Funds reserve the right to refuse any telephone
                                                                        sales request and may modify the procedures at any
                                                                        time. The Funds make reasonable attempts to verify
                                                                        that telephone instructions are genuine, but you are
                                                                        responsible for any loss that you may bear from
                                                                        telephone requests.

SELLING SHARES                  DESIGNED FOR . . .                    TO SELL SOME OR ALL OF YOUR SHARES

BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW.ABNAMROFUNDS.COM                                                  - Obtain a Personal Identification Number (PIN) from ABN
                                                                        AMRO Funds (800 992-8151) for use on ABN AMRO Funds'
                                                                        Web site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your
                                                                        account, access your account through ABN AMRO Funds'
                                                                        Web site and enter your redemption instructions in the
                                                                        highly secure area for shareholders only called
                                                                        "Account Access". A check for the proceeds will be
                                                                        mailed to you at the address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on page 16).


SELLING SHARES IN WRITING

In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  your address of record has changed within the past 30 days
-  you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner.

SELLER                                   REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint, sole        - Letter of instruction
proprietorship, UGMA/UTMA, or general    - On the letter, the signatures and titles of all persons
partner accounts                           authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies
                                           are not accepted
                                         - MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                                           page for more details)

Owners of corporate or association       - Letter of instruction
accounts                                 - Corporate resolution certified within the past 12 months
                                         - On the letter, the signatures and titles of all persons
                                           authorized to sign for the account, exactly as the account is registered, must be in original form as photocopies are not accepted
                                         - MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                                           page for more details)

Owners or trustees of trust accounts     - Letter of instruction
                                         - On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted
                                         - If the names of all trustees are not registered on the
                                           account, a copy of the trust document certified within the past 12 months
                                         - MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                                           page for more details)

Joint tenancy shareholders whose co-     - Certified letter of instruction signed by the surviving
tenants are deceased                       tenant must be in original form, as photocopies are not
                                           accepted
                                         - Copy of death certificate
                                         - MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                                           page for more details)

Executors of shareholder estates         - Certified letter of instruction signed by executor must be in original form, as photocopies are not accepted
                                         - Copy of order appointing executor
                                         - MEDALLION SIGNATURE GUARANTEE, if applicable (see next
                                           page for more details)

Administrators, conservators,            - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above

IRA accounts                             - IRA distribution request form completed and signed. Call
                                           800 992-8151 for a form.

In addition to the situations described above, ABN AMRO Funds may require Medallion Signature Guarantees in other circumstances based on the amount of redemption request or other factors.

OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption proceeds deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.

----------------------------------------------------------------
WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a medallion signature guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
----------------------------------------------------------------

AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):
- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 of the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of a Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Funds. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your nonretirement account if the value of your account falls below the applicable minimum due to redemptions. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid closing the account.

TRANSACTION POLICIES

CALCULATING SHARE PRICE

When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. (ET)) by dividing the class's net assets by the number of its shares outstanding. Currently, each Fund observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.


Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees.

EXECUTION OF REQUESTS

Each Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail, telephone or Internet request in "good order". Under normal circumstances, purchase orders and redemption requests must be received by 4:00 p.m. ET. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.


Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

A Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

ABN AMRO Funds reserves the right to:

- refuse any purchase or exchange of shares if it could adversely affect a Fund or its operations

-  suspend the offering of Fund shares
- change the initial and additional investment minimums or waive these minimums for any investor
- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned.
-  change, withdraw or waive various services, fees and account policies.

CUSTOMER IDENTIFICATION PROGRAM
Federal law requires ABN AMRO Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with ABN AMRO Funds. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, ABN AMRO Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in ABN AMRO Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. ABN AMRO Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.


SHORT-TERM AND EXCESSIVE TRADING


The Funds are designed for long-term investors. The Funds are not designed for short-term trading or frequent trading. The Funds may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions. The Funds reserve the right to:


- Reject any purchase, including exchange purchases, that could adversely affect the Funds or their operations;


- Limit, impose charges upon, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that are detrimental to the Funds;


- Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading.



In making the determination to exercise these rights, the Funds consider an investor's trading history in the Funds and accounts under common ownership or control. While the Funds employ reasonable measures to prevent short-term and excessive trading, the Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds' policies.


ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
-  after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS
To help reduce Fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to consolidate your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.

DIVIDENDS
Dividends will be declared and paid quarterly. Capital gains will be distributed at least once a year, generally in December.

DISTRIBUTIONS
The Funds distribute income dividends and capital gains. Income dividends represent the earnings from a Fund's investments; capital gains occur when a Fund sells a portfolio security for more than the original purchase price.

DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the ABN AMRO Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
-  complete the appropriate sections of the account application
- if you are using the Automatic Investment Plan to open an account, make a check ($50 minimum) payable to "ABN AMRO Funds." Mail your check and application to ABN AMRO Funds, P.O. 9765, Providence, RI 02940.

ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares, and access information such as your account balance and a Fund's NAV through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Investor Services Associates will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto "Account Access" on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

ABN AMRO Funds has procedures in place to try to prevent unauthorized access to your account information. Each Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.

SYSTEMATIC WITHDRAWAL PLAN
This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:
-  you must have at least $50,000 in your account
-  determine the schedule: monthly, quarterly, semi-annually or annually
-  call 800 992-8151 to add a systematic withdrawal plan to your account

RETIREMENT PLANS
ABN AMRO Funds offers a range of retirement plans, including Traditional, Roth and Education Savings Accounts (formerly Education IRAs), SIMPLE IRAs, SEP IRAs, 401(k) plans, money purchase pension and profit-sharing plans. Using these plans, you can invest in any ABN AMRO Fund with a low minimum investment of $500. The annual maintenance fee for IRAs is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call ABN AMRO Funds at 800 992-8151.

DISTRIBUTION PLAN 12B-1 FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, each Fund has adopted a Rule 12b-1 distribution plan for its Class R shares. Under this plan, a fee at an annual rate of not more than 0.50% of each Fund's Class R shares' average daily net assets is paid to the distributor for distribution of Class R shares. The fee is accrued daily and payable quarterly. Over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges.


In addition to distribution and service fees paid by the Funds, the Advisers or their affiliates may compensate brokers or other service providers for various services out of their own assets and not as an additional charge to the Funds.


PORTFOLIO TRANSACTIONS AND
BROKERAGE COMMISSIONS

The Funds attempt to obtain the best possible price and most favorable execution of transactions in their portfolio securities. Under policies established by the Board of Trustees, there may be times when a Fund may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Adviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Funds consider a broker-dealer's reliability, availability of research, the quality of its execution services and its financial condition.

Dividends, Distributions and Taxes

Certain tax considerations may apply to your investment in a Fund. If you have any tax-related questions relating to your own investments, please consult your tax adviser. Further information regarding the tax consequence of investing in a Fund is included in the Statement of Additional Information.

TAXES
Distributions you receive from a Fund may be taxable whether or not you reinvest them.
- Each Fund pays dividends and distributes capital gains at different intervals. A dividend is a payment of net investment income to investors who hold shares in a mutual fund. A distribution is the payment of income and/or capital gain from a mutual fund's earnings. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.
- The tax treatment of dividends and distributions is the same whether you reinvest the distributions or elect to receive them in cash. You will receive a statement with the tax status of your dividends and distributions for the prior year by January 31.
- Distributions of any net investment income are taxable to you as ordinary income.
- Distributions of net long-term capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of a Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of a Fund.
- When you sell or exchange shares in a non-retirement account, it is considered a current year taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.
- If you do not provide ABN AMRO Funds with the complete and current taxpayer identification information and required certification, you may be subject to backup withholding tax.

- If you purchase shares of a Fund just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend."

Financial Highlights


These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of each Fund outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements as of October 31, 2003, which have been audited by Ernst & Young LLP, whose report, along with those Funds' financial statements, is included in the ABN AMRO Fund's Annual Report, which is available upon request.


ABN AMRO GROWTH FUND



                                                                Period
                                                                 Ended
                                                              10/31/03(a)
                                                              -----------
Net Asset Value, Beginning of Period........................  $     18.07
                                                              -----------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss.....................................        (0.03)
    Net realized and unrealized gain on investments.........         3.05
                                                              -----------
      Total from investment operations......................         3.02
                                                              -----------
LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment
    income..................................................           --
  Distributions from net realized gain on investments.......           --
                                                              -----------
      Total distributions...................................           --
                                                              -----------
Net increase in net asset value.............................         3.02
                                                              -----------
Net Asset Value, End of Period..............................  $     21.09
                                                              ===========
TOTAL RETURN................................................        16.71%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's)......................  $       117
  Ratios of expenses to average net assets:
    Before reimbursement of expenses by Adviser.............         1.35%
    After reimbursement of expenses by Adviser..............         1.35%
  Ratios of net investment loss to average net assets:
    Before reimbursement of expenses by Adviser.............        (0.16)%
    After reimbursement of expenses by Adviser..............        (0.16)%
  Portfolio Turnover........................................         7.66%



(a)ABN AMRO Growth Fund -- Class R commenced investment operations on December 31, 2002.



(b)Not Annualized.

ABN AMRO/MONTAG & CALDWELL GROWTH FUND


                                                                Period
                                                                 Ended
                                                              10/31/03(a)
                                                              -----------
Net Asset Value, Beginning of Period........................    $18.59
                                                                ------
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment gain.....................................      0.05(b)
    Net realized and unrealized gain on investments.........      2.05(b)
                                                                ------
      Total from investment operations......................      2.10
                                                                ------
LESS DISTRIBUTIONS:
  Distributions from and in excess of net investment
    income..................................................        --
  Distributions from net realized gain on investments.......        --
                                                                ------
      Total distributions...................................        --
                                                                ------
Net increase in net asset value.............................      2.10
                                                                ------
Net Asset Value, End of Period..............................    $20.69
                                                                ======
TOTAL RETURN................................................     11.30%(c)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (in 000's)......................    $  111
  Ratios of expenses to average net assets:
    Before reimbursement of expenses by Adviser.............      1.30%
    After reimbursement of expenses by Adviser..............      1.30%
  Ratios of net investment income to average net assets:
    Before reimbursement of expenses by Adviser.............      0.32%
    After reimbursement of expenses by Adviser..............      0.32%
  Portfolio Turnover........................................     38.76%


(a)ABN AMRO/Montag & Caldwell Growth Fund -- Class R commenced investment operations on December 31, 2002.


(b)The selected per share data was calculated using the weighted average shares outstanding method for the period.

(c)Not Annualized.

General Information


If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents:


SHAREHOLDER REPORTS

You will receive semi-annual reports dated April 30 and annual reports, audited by independent auditors, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated in this prospectus by reference to the extent that it relates to the Funds and dated March 1, 2004, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about each Fund.

HOW TO OBTAIN REPORTS


CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and get answers to your questions about the Funds by contacting:

Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &          800 992-8151
            Fund Literature
            Investment Advisor Services     800 597-9704

Web site:   www.abnamrofunds.com

OBTAINING INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION ("SEC")
You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090.

Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

Investment Company Act File Number: 811-8004                            ABN-R-04

MARCH 1, 2004

 CLASS S SHARES

 MONEY MARKET
 FUNDS

(ABN-AMRO FUNDS LOGO)

Prospectus
                                                                  ABN AMRO Funds

                                                 The Securities and Exchange
                                                 Commission has not approved or
                                                 disapproved these or any mutual
                                                 fund's shares or determined if
                                                 this prospectus is accurate or
                                                 complete. Any representation to
                                                 the contrary is a crime.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

                                                                TICKER SYMBOL
  MONEY MARKET FUNDS

  ABN AMRO Government Money Market Fund                             ABNXX
  ABN AMRO Money Market Fund                                        ATXXX
  ABN AMRO Tax-Exempt Money Market Fund                             ATAXX
  ABN AMRO Treasury Money Market Fund                               ATMXX

[ABN AMRO FUNDS LOGO]
          Thank you for your interest in ABN AMRO Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet your financial goals. Please read this prospectus carefully and keep it for future reference.



        For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.
        --------------------------------------
        Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
        --------------------------------------

TABLE OF CONTENTS


                                                                    Page
ABN AMRO MONEY MARKET FUNDS                                           3
FUND SUMMARIES
Investment Objectives, Principal Investment Strategies and
  Risks, Fund Performance                                             4
    MONEY MARKET FUNDS
    ABN AMRO Government Money Market Fund                             4
    ABN AMRO Money Market Fund                                        5
    ABN AMRO Tax-Exempt Money Market Fund                             7
    ABN AMRO Treasury Money Market Fund                               9
FUND EXPENSES                                                        10
INVESTMENT TERMS                                                     11
MORE ABOUT ABN AMRO FUNDS                                            12
    Risk Summary                                                     12
    Other Investment Strategies                                      12
MANAGEMENT OF THE FUNDS                                              14
    The Adviser                                                      14
SHAREHOLDER INFORMATION                                              15
    Opening an Account                                               15
    Exchanging Shares                                                16
    Selling/Redeeming Shares                                         17
    Transaction Policies                                             20
    Account Policies and Dividends                                   21
    Additional Investor Services                                     21
    Retirement Plans                                                 21
    Distribution Plan 12b-1 Fees                                     22
    Shareholder Service Fee                                          22
DIVIDENDS, DISTRIBUTIONS AND TAXES                                   23
FINANCIAL HIGHLIGHTS                                                 24
GENERAL INFORMATION                                             Back Cover

ABN AMRO Money Market Funds


ABN AMRO Funds is an open-end management investment company that currently offers 24 separate investment portfolios, including equity, balanced, fixed income and money market funds. Four of the portfolios are offered in this prospectus. Equity, balanced and fixed income funds are offered under separate prospectuses. In addition, other money market funds are offered under separate prospectuses.


MONEY MARKET FUNDS

MONEY MARKET FUNDS invest in short-term, high quality money market securities. They seek to provide stable principal and regular income. The income provided by money market funds varies with interest rate movements.

WHO MAY WANT TO INVEST IN MONEY MARKET FUNDS
Money market funds may be appropriate if you:
-  want regular income
-  are investing for a short-term objective
-  want an investment that seeks to maintain a stable net asset value
- want a liquid investment that offers a checkwriting privilege (checks may be written in amounts of $100 or more)

Money market funds may also be appropriate if you want an investment that can serve as a "holding place" for money awaiting investment in long-term funds or for money that may be needed for occasional or unexpected expenses.

Money market funds are not appropriate if you want long-term capital appreciation.

No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
-  money market fund yields will fluctuate
-  you could lose money
-  you cannot be certain that a fund will achieve its investment objective

MONEY MARKET FUNDS

ABN AMRO Government Money Market Fund

INVESTMENT OBJECTIVE


The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests 100% of its assets in U.S. government money market instruments and repurchase agreements involving these instruments, such as U.S. Treasury obligations and U.S. government agency securities. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:

- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs

- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates

-  selects securities that:

  -  are denominated in U.S. dollars

  -  have high credit quality and minimal credit risk

  -  mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND


An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.


U.S. GOVERNMENT AGENCY SECURITIES RISK: Certain U.S. government agency securities, such as those issued by the Federal Home Loan Bank, are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the United States Treasury.


INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.


CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and affect the Fund's yield.

INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the Fund.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the market or its peers. Also, the Fund could fail to meet its investment objective.

FUND PERFORMANCE


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The Investor share class of the ABN AMRO Government Money Market Fund was reorganized into the Class S shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Investor share class of the predecessor fund.

                           CALENDAR YEAR TOTAL RETURN

        3.63%          5.33%    4.82%    5.05%    4.91%    4.53%    5.74%    3.58%    1.23%    0.57%
        1994            1995     1996     1997     1998     1999     2000     2001     2002     2003


  Best quarter:           12/00    1.50%
  Worst quarter:          12/03    0.11%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet Government & Agency Retail Average. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                      1 Year    5 Years    10 Years
-------------------------------------------------------
ABN AMRO
  Government
  Money Market
  Fund(a)             0.57%      3.11%      3.93%
-------------------------------------------------------
iMoneyNet
  Government &
  Agency
  Retail
  Average             0.48%      3.09%      3.90%
-------------------------------------------------------



(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


To obtain the Fund's current yield, please call 800 992-8151 or visit our Web site at www.abnamrofunds.com.

MONEY MARKET FUNDS

ABN AMRO Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its assets in high quality money market instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities and repurchase agreements involving these instruments. The Fund may also invest in U.S. dollar-denominated securities of foreign issuers. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the credit quality ratings of the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
  -  are denominated in U.S. dollars
  -  have high credit quality and minimal credit risk
  -  mature in or reset 397 days or less


PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and affect the Fund's yield.


INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.



INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the Fund.




U.S. GOVERNMENT AGENCY SECURITIES RISK: Certain U.S. government agency securities, such as those issued by the Federal Home Loan Bank, are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the United States Treasury.



FOREIGN SECURITIES RISK: Investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the market or its peers. Also, the Fund could fail to meet its investment objective.

MONEY MARKET FUNDS

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The Investor share class of the ABN AMRO Money Market Fund was reorganized into the Class S shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Investor share class of the predecessor fund.

                           CALENDAR YEAR TOTAL RETURN

        3.71%          5.38%    4.87%    5.12%    4.97%    4.60%    5.83%    3.62%    1.09%    0.47%
        1994            1995     1996     1997     1998     1999     2000     2001     2002     2003


  Best quarter:          12/00    1.51%
  Worst quarter:         12/03    0.09%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet First Tier Retail Average. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                      1 Year    5 Years    10 Years
-------------------------------------------------------
ABN AMRO Money
  Market
  Fund(a)             0.47%      3.10%      3.95%
-------------------------------------------------------
iMoneyNet
  First Tier
  Retail
  Average             0.49%      3.10%      3.95%
-------------------------------------------------------



(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


To obtain the Fund's current yield, please call 800 992-8151 or visit our Web site at www.abnamrofunds.com.

MONEY MARKET FUNDS

ABN AMRO Tax-Exempt Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income tax and not included as a preference item under the federal alternative minimum tax.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its assets in high quality money market instruments issued by municipalities and other issuers, and under normal market conditions, at least 80% (as a fundamental policy) of its net assets in securities that pay income exempt from federal and alternative minimum taxes. The dollar-weighted average maturity of the securities in the Fund is 90 days or less. Issuers may be located in any state, territory or possession of the U.S. or the District of Columbia.

The portfolio manager:

- emphasizes particular sectors of the municipal money market that are expected to outperform the market as a whole

- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund for credit quality changes and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
  -  are denominated in U.S. dollars
  -  have high credit quality and minimal credit risk
  -  mature or reset in 397 days or less


PRINCIPAL RISKS OF INVESTING IN THIS FUND


An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.


INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.


INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the Fund.



MUNICIPAL SECURITIES RISK: Municipal securities are backed by the entities that issue them and/or other revenue streams. Like other fixed income securities, changes in interest rates and the credit rating or financial condition of the issuer affects securities' prices. The Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and affect the Fund's yield.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the market or its peers. Also, the Fund could fail to meet its investment objective.

MONEY MARKET FUNDS

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The Investor share class of the ABN AMRO Tax-Exempt Money Market Fund was reorganized into the Class S shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Investor share class of the predecessor fund.

                           CALENDAR YEAR TOTAL RETURN

        2.24%          3.24%    2.88%    3.10%    2.96%    2.75%    3.61%    2.14%    0.81%    0.42%
        1994            1995     1996     1997     1998     1999     2000     2001     2002     2003


  Best quarter:          12/00         0.95%
  Worst quarter:         09/03         0.07%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet National Retail Average. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                  1 Year    5 Years    10 Years
---------------------------------------------------
ABN AMRO
  Tax-Exempt
  Money Market
  Fund(a)         0.42%      1.94%      2.41%
---------------------------------------------------
iMoneyNet
  National
  Retail
  Average         0.46%      1.97%      2.45%
---------------------------------------------------



(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


To obtain the Fund's current yield, please call 800 992-8151 or visit our Web site at www.abnamrofunds.com.

MONEY MARKET FUNDS

ABN AMRO Treasury Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in U.S. Treasury money market instruments and repurchase agreements involving these instruments and shares of money market funds that primarily invest in U.S. Treasury obligations. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.


The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
  -  are denominated in U.S. dollars
  -  have high credit quality and minimal credit risk
  -  mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the Fund.


CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and affect the Fund's yield.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the market or its peers. Also, the Fund could fail to meet its investment objective.

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The Investor share class of the ABN AMRO Treasury Money Market Fund was reorganized into the Class S shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Investor share class of the predecessor fund.

                           CALENDAR YEAR TOTAL RETURN

        3.32%          5.02%    4.54%    4.70%    4.64%    4.37%    5.59%    3.43%    1.13%    0.51%
        1994            1995     1996     1997     1998     1999     2000     2001     2002     2003


  Best quarter:          12/00         1.47%
  Worst quarter:         12/03         0.09%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet Treasury & Repo Retail Average. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                  1 Year    5 Years    10 Years
---------------------------------------------------
ABN AMRO
  Treasury
  Money Market
  Fund(a)         0.51%      2.99%      3.71%
---------------------------------------------------
iMoneyNet
  Treasury &
  Repo Retail
  Average         0.42%      2.96%      3.82%
---------------------------------------------------



(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


To obtain the Fund's current yield, please call 800 992-8151 or visit our Web site at www.abnamrofunds.com.

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES

As a benefit of investing in Class S shares of these ABN AMRO Funds, you do not incur any sales loads, exchange fees or redemption fees.



If you redeem shares by wire, $20 will be deducted from the amount redeemed.


ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.


                                                                                                   TOTAL                NET
                                                        MANAGEMENT   DISTRIBUTION      OTHER      EXPENSE     FEE     EXPENSE
FUND(A)                                                    FEES      (12B-1) FEES   EXPENSES(A)    RATIO    WAIVERS   RATIO(B)
ABN AMRO Government Money Market                           0.20%         0.25%          0.17%      0.62%       --%      0.62%
ABN AMRO Money Market                                      0.35          0.25           0.26       0.86      (0.13)     0.73
ABN AMRO Tax-Exempt Money Market                           0.35          0.25           0.11       0.71      (0.13)     0.58
ABN AMRO Treasury Money Market                             0.35          0.25           0.11       0.71      (0.10)     0.61



(a)Each Fund offers two classes of shares that invest in the same portfolio of securities: Class S and Class I. Class S shares are subject to a Rule 12b-1 distribution fee and a shareholder service fee which is included in "Other Expenses." Therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class S shares, which are offered in this prospectus. Class I shares are offered in a separate prospectus.



(b)The above table reflects a continuation of the Adviser's contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect the expenses for the fiscal year ended October 31, 2003. The Adviser is contractually obligated to waive management fees and/or reimburse expenses through February 28, 2005 for ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund and ABN AMRO Treasury Money Market Fund at 0.63%, 0.73%, 0.58% and 0.61%, respectively.


EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a Fund's actual or future expenses and returns.


FUND                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
ABN AMRO Government Money Market                                 $63            $199            $346            $  774
ABN AMRO Money Market(a)                                          75             261             464             1,049
ABN AMRO Tax-Exempt Money Market(a)                               59             214             382               870
ABN AMRO Treasury Money Market(a)                                 62             217             385               873



(a)Includes one year of capped expenses in each period.

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.


EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.



FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).



INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.


ISSUER: The company, municipality or government agency that issues a security, such as a stock, bond or money market security.


MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.



IMONEYNET FIRST TIER RETAIL AVERAGE: The iMoneyNet First Tier Retail Average includes only non-government retail funds that also are not holding any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasuries, U.S. government agency securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset backed commercial paper.



IMONEYNET GOVERNMENT & AGENCY RETAIL AVERAGE: The iMoneyNet Government & Agency Retail Average includes the most broadly based of the government retail funds. These funds can invest in U.S. Treasuries, U.S. government agency securities, whether or not they are backed by U.S. Treasuries and government-backed floating rate notes.



IMONEYNET NATIONAL RETAIL AVERAGE: iMoneyNet National Retail Average consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds - 6 months and less, put bonds - over 6 months, AMT paper, and other tax-free holdings.


IMONEYNET TREASURY & REPO RETAIL AVERAGE: The iMoneyNet Treasury & Repo Retail Average includes only retail government funds that hold U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.


MONEY MARKET SECURITIES: Short-term fixed income securities of federal and local governments, banks and corporations.



MUNICIPAL SECURITIES: Fixed income obligations of state and local governments. Investments in municipal securities may support special construction projects, such as roads or hospitals, in the municipality that issues them. Interest from municipal bonds is usually exempt from federal taxes and from state taxes only in the state of issue. Some municipal securities are insured and guarantee the timely payment of interest and repayment of principal.



MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.


NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting a fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.


REPURCHASE AGREEMENTS: Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.



12B-1 FEE: A mutual fund fee, named for the SEC rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus.



U.S. GOVERNMENT SECURITIES: Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee, however, does not extend to the market prices for such securities, which can fluctuate.


YIELD: A measure of net income (dividends and interest) earned by the securities in a fund's portfolio, less the fund's expenses during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.

More About ABN AMRO Funds

RISK SUMMARY

The following chart compares the principal risks of investing in each ABN AMRO Fund. More information about the risks associated with investing in ABN AMRO Funds can also be found in the Statement of Additional Information (SAI).

                                                            CREDIT  FOREIGN   INFLATION   INTEREST  MANAGER MUNICIPAL      US
                                                                   SECURITIES               RATE            SECURITIES GOVERNMENT
                                                                                                                         AGENCY
                                                                                                                       SECURITIES

ABN AMRO Government Money Market Fund                         X                   X          X        X                    X
ABN AMRO Money Market Fund                                    X        X          X          X        X                    X
ABN AMRO Tax-Exempt Money Market Fund                         X                   X          X        X         X
ABN AMRO Treasury Money Market Fund                           X                   X          X        X

X = Risk factor applicable to a Fund.

OTHER INVESTMENT STRATEGIES

The investment policies of ABN AMRO Treasury Money Market Fund and ABN AMRO Government Money Market Fund relating to the type of securities in which 80% (100% for ABN AMRO Government Money Market Fund) of a Fund's assets must be invested, may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such changes.


In addition to the principal investment strategies described in the Fund summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.


COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

INVESTMENT COMPANIES
To the extent permitted by the Investment Company Act of 1940, as amended, the Funds may invest in securities issued by other investment companies. Generally, the Funds invest in other investment companies in connection with the management of their daily cash position. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses a Fund bears directly in connection with its own operations.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities.

                                                             COMMERCIAL INVESTMENT  MUNICIPAL  REPURCHASE RULE 144A     U.S.
                                                               PAPER    COMPANIES  OBLIGATIONS AGREEMENTS SECURITIES GOVERNMENT
                                                                                                                     SECURITIES

ABN AMRO Government Money Market Fund                                       X                     XP                    XP
ABN AMRO Money Market Fund                                      XP          X                     XP         XP         XP
ABN AMRO Tax-Exempt Money Market Fund                            X          X          XP         X           X
ABN AMRO Treasury Money Market Fund                                         X                     XP                    XP


X = Investment strategy applicable to a Fund.

P = Components of a Fund's principal investment strategy.

Management of the Funds

THE ADVISER

The Adviser provides management services to each Fund. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights each Fund and its lead portfolio manager and investment experience and the management fee paid by each Fund.

ABN AMRO ASSET MANAGEMENT (USA) LLC.

ABN AMRO Asset Management (USA) LLC ("ABN AMRO Asset Management") is the Adviser to the Funds. As of December 31, 2003, ABN AMRO Asset Management managed approximately $10.5 billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 161 N. Clark Street, 9th Floor, Chicago, IL 60601, is an indirect and wholly-owned subsidiary of ABN AMRO Holding N.V. and an affiliate of the Fund's Administrator.



FUND NAME                           PORTFOLIO MANAGER(S)          INVESTMENT EXPERIENCE
ABN AMRO Money Market Fund          Karen Van Cleave              Portfolio Manager of each Fund since January 1994;
ABN AMRO Government Money                                         Managing Director of the Adviser. She is a Managing
  Market Fund                                                     Director of Chicago Capital, and is a portfolio manager
ABN AMRO Treasury Money                                           of ABN AMRO Investor Money Market Fund. Prior to 1994
  Market Fund                                                     Ms. Van Cleave was a Vice President and Portfolio
                                                                  Manager at Chemical Investment Group, Ltd., for three
                                                                  years. Ms. Van Cleave earned her B.S. in Business
                                                                  Administration from Boston University.

ABN AMRO Tax-Exempt Money Market    Steven L. Haldi               Portfolio Manager of the Fund since October 1999;
  Fund                                                            Managing Director of the Adviser. Before joining the
                                                                  Adviser, Mr. Haldi worked for 15 years at First National
                                                                  Bank of Chicago in the Fixed Income Portfolio Management
                                                                  Group. Mr. Haldi holds an M.B.A. from Benedictine
                                                                  University and a B.S. in Finance from Eastern Illinois
                                                                  University.



                                                                MANAGEMENT FEE PAID FOR
                                                                   FISCAL YEAR ENDED
                         FUND NAME                                     10/31/03
ABN AMRO Government Money Market Fund                                    0.20%
ABN AMRO Money Market Fund                                               0.22%(a)
ABN AMRO Tax-Exempt Money Market Fund                                    0.22%(a)
ABN AMRO Treasury Money Market Fund                                      0.25%(a)



(a)Taking into account fee waivers then in effect.

Shareholder Information

OPENING AN ACCOUNT


-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investments for Class S shares of each ABN AMRO Fund are as follows:
  o  Regular Accounts: $2,500
  o  Individual Retirement Accounts (IRAs) $500
  o Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA) (custodial accounts for minors): $500
  o Automatic Investment Plan (any type of account): We waive the initial investment minimum to open an account and the monthly investment minimum is $50.
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
-  Make your initial investment using the following table as a guideline.
-  All account openings must be in "good order."
BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included.
-  The amount of the transaction is specified in dollars or shares.
- Signatures of all owners appear exactly as they are registered on the account and are in original form, as photocopies are not accepted.
-  Any required Medallion Signature Guarantees (if applicable) are included.
- Other supporting legal documents (as necessary) are present, including such requirements for written requests as described on page 19.

       BUYING SHARES                    TO OPEN AN ACCOUNT                         TO ADD TO AN ACCOUNT ($50 MINIMUM)
THROUGH YOUR FINANCIAL          - Your financial representative is    - Your financial representative is responsible for
REPRESENTATIVE                    responsible for transmitting the      transmitting the order promptly.
                                  order promptly.
BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application.                          check in the envelope provided and mail to us at the
ABN AMRO FUNDS                  - Make your check payable to ABN        address at the left.
P.O. BOX 9765                     AMRO Funds and mail to us at the    - We accept checks, bank drafts, money orders, wires and ACH
PROVIDENCE, RI                    address at the left.                  for purchases (see "Other Features" on p. 19). Checks must
02940                           - We accept checks, bank drafts         be drawn on U.S. banks. There is a $20 charge for returned
                                  and money orders for purchases.       checks.
                                  Checks must be drawn on U.S.        - Give the following wire/ACH information to your bank:
                                  banks to avoid any fees or            Mellon Trust of New England
                                  delays in processing your check.      ABA #01-10-01234
                                - We do not accept travelers,           For: ABN AMRO Funds
                                  temporary, post-dated, credit         A/C 140414
                                  card courtesy, second or third        FBO "ABN AMRO Fund Number"
                                  party checks (which are checks        "Your Account Number"
                                  made payable to someone other         Include your name, account number, taxpayer identification
                                  than the Funds).                      number or Social Security number, address and the Fund(s)
                                                                        you wish to purchase in the wire instructions.
                                                                      - We do not accept travelers, temporary, post-dated, credit card courtesy, second or third party checks (which are
                                                                        checks made payable to someone other than the Funds).

       BUYING SHARES                    TO OPEN AN ACCOUNT                         TO ADD TO AN ACCOUNT ($50 MINIMUM)
BY PHONE                        - Obtain a Fund number and account    - Verify that your bank or credit union is a member of the
                                  by calling ABN AMRO Funds at the      ACH.
800 992-8151                      number at the left.                 - You should complete the "Bank Account Information" section
                                - Instruct your bank (who may           on your account application.
                                  charge a fee) to wire or ACH the    - When you are ready to add to your account, call ABN AMRO
                                  amount of your investment.            Funds and tell the representative the Fund name, account
                                - Give the following wire/ACH           number, the name(s) in which the account is registered and
                                  information to your bank:             the amount of your investment.
                                  Mellon Trust of New England         - Instruct your bank (who may charge a fee) to wire or ACH
                                  ABA #01-10-01234                      the amount of your investment.
                                  For: ABN AMRO Funds                 - Give the following wire/ACH information to your bank:
                                  A/C 140414                            Mellon Trust of New England
                                  FBO "ABN AMRO Fund Number"            ABA #01-10-01234
                                  "Your Account Number"                 For: ABN AMRO Funds
                                - Return your completed and signed      A/C 140414
                                  application to:                       FBO "ABN AMRO Fund Number"
                                  ABN AMRO Funds                        "Your Account Number"
                                  P.O. Box 9765                         Include your name, account number, taxpayer identification
                                  Providence, RI 02940                  number or Social Security number, address and the Fund(s)
                                                                        you wish to purchase in the wire instructions.
BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of the
                                  application(s) from our Web           ACH.
WWW.ABNAMROFUNDS.COM              site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Obtain a Personal Identification Number (PIN) from ABN
                                  payable to ABN AMRO Funds and         AMRO Funds for use on ABN AMRO Funds' Web site if you have
                                  mail it to the address under "By      not already done so. To obtain a PIN, please call 800
                                  Mail" above.                          992-8151.
                                                                      - When you are ready to add to your account, access your
                                                                        account through ABN AMRO Funds' Web site and enter your
                                                                        purchase instructions in the highly secure area for
                                                                        shareholders only called "Account Access." ACH purchases
                                                                        on the Internet may take 3 to 4 business days.


EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.
HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The sale of your shares may be taxable.

You can exchange shares from one ABN AMRO Fund to another within the same class of shares. You may also exchange between Class N and Class S shares of the ABN AMRO Funds. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.


ABN AMRO Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order." The following table shows guidelines for selling shares.


SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...
THROUGH YOUR FINANCIAL          - Accounts of any type                - Your financial representative is responsible for
REPRESENTATIVE                                                          transmitting the order promptly.
BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the Fund
                                - Sales or redemptions of any size      name, Fund number, your account number, the name(s) in
ABN AMRO FUNDS                    (For redemptions over $50,000,        which the account is registered and the dollar value or
P.O. BOX 9765                     please see Medallion Signature        number of shares you wish to sell.
PROVIDENCE, RI                    Guarantee on the next page)         - Include all signatures and any additional documents that
02940                                                                   may be required. Signatures must be in original form, as
                                                                        photocopies are not accepted.
                                                                      - Mail to us at the address at the left.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it medallion signature guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 19).

BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your touch-tone
                                - Sales of up to $50,000 (for           phone, call 800 992-8151.
800 992-8151                      accounts with telephone account     - To place your request with an Investor Services Associate,
                                  privileges)                           call between 9 am and 7 pm ET, Monday - Friday.
                                                                      - A check will be mailed to the name(s) and address in which the account is registered. If you would like the check
                                                                        mailed to a different address, you must write a letter of
                                                                        instruction and have it medallion signature guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 19).
                                                                      - The Funds reserve the right to refuse any telephone sales request and may modify the procedures at any time. The
                                                                        Funds make reasonable attempts to verify that telephone
                                                                        instructions are genuine, but you are responsible for any
                                                                        loss that you may bear from telephone requests.

SELLING SHARES                  DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...
BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW.ABNAMROFUNDS.COM                                                  - Obtain a Personal Identification Number (PIN) from ABN
                                                                        AMRO Funds (800 992-8151) for use on ABN AMRO Funds' Web
                                                                        site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your account,
                                                                        access your account through ABN AMRO Funds' Web site and
                                                                        enter your redemption instructions in the highly secure
                                                                        area for shareholders only called "Account Access". A
                                                                        check for the proceeds will be mailed to you at the
                                                                        address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 19).
BY MONEY MARKET CHECKWRITING    - Regular accounts                    - Request the free checkwriting privilege on your
                                                                        application.
                                                                      - Verify that the shares to be sold were purchased more than
                                                                        15 days earlier or were purchased by wire, otherwise there can be up to a 15-day hold on checks.
                                                                      - You may write unlimited checks, each for $100 or more. You cannot close an account by writing a check.
                                                                      - You continue to earn dividends until checks are presented for payment. There is a $30 charge for returned checks.
                                                                      - Currently, there is no charge for this privilege, but the
                                                                        Funds reserve the right to add one.
                                                                      - Canceled checks are available upon request but there is a fee to receive them.
                                                                      - The Funds may cancel this privilege at any time by giving notice to you.

SELLING SHARES IN WRITING

In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below. WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:

-  your address of record has changed within the past 30 days
-  you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner
----------------------------------------------------------------
WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.
Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
----------------------------------------------------------------

SELLER                                 REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint, sole      - Letter of instruction
proprietorship, UGMA/UTMA, or general  - On the letter, the signatures and titles of all persons
partner accounts                         authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies
                                         are not accepted
                                       - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Owners of corporate or association     - Letter of instruction
accounts                               - Corporate resolution certified within the past 12 months
                                       - On the letter, the signatures and titles of all persons
                                         authorized to sign for the accounts, exactly as the
                                         account is registered, must be in original form, as
                                         photocopies are not accepted
                                       - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Owners or trustees of trust accounts   - Letter of instruction
                                       - On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted
                                       - If the names of all trustees are not registered on the
                                         account, a copy of the trust document certified within the past 12 months
                                       - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Joint tenancy shareholders whose       - Certified letter of instruction signed by the surviving
co-tenants are deceased                  tenant must be in original form, as photocopies are not
                                         accepted
                                       - Copy of death certificate
                                       - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Executors of shareholder estates       - Certified letter of instruction signed by executor must be in original form, as photocopies are not accepted
                                       - Copy of order appointing executor must be in original
                                         form, as photocopies are not accepted
                                       - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Administrators, conservators,          - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above
IRA accounts                           - IRA distribution request form completed and signed. Call
                                         800 992-8151 for a form.

OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption process deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.


For accounts with existing wire instructions, wire redemptions may be placed over the phone. However, any changes made to existing wire instructions will only be accepted with a Medallion Signature Guaranteed letter of instruction.


AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):
- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 of the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY REDEMPTIONS
To reduce expenses, we may sell your shares and close your nonretirement account if the value of your account falls below the applicable minimum due to redemptions. We will give you 30 days' notice before we sell your shares. This gives you an opportunity to purchase enough shares to raise your account value to the appropriate minimum to avoid closing the account.

TRANSACTION POLICIES

CALCULATING SHARE PRICE

When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4:00 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. In addition, ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market and ABN AMRO Treasury Money Market Funds also calculate the NAV at 10:00 a.m. and 12:00 p.m. ET for its Class S Shares. Currently, the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Each Fund uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price and adjustments for discounts or premiums are reflected in their acquisition cost. The amortized cost method of valuation is designed to help a Fund maintain a constant price of $1.00 per share.


EXECUTION OF REQUESTS

Each Fund is open on each business day that the NYSE is open for trading (with the exception of Columbus Day and Veterans' Day, as noted above). The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail, Internet or telephone request in "good order." Under normal circumstances, purchase orders and redemption requests must be received by 1:00 p.m. ET (12:00 p.m. ET for ABN AMRO TAX-EXEMPT MONEY MARKET
FUND) for same day processing. On days when fixed income markets close before the NYSE, the Funds may advance the time by which purchase, redemption or exchange orders must be received in order to receive same business day credit. On days when the Federal Reserve Cash Settlement System closes earlier than normal, this time may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in "good order." Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.



Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.



A Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.


ABN AMRO Funds reserves the right to:

- refuse any purchase or exchange of shares if it could adversely affect a Fund or its operations

-  suspend the offering of Fund shares
- change the initial and additional investment minimums or waive these minimums for any investor

- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned

-  change, withdraw or waive various services, fees and account policies

CUSTOMER IDENTIFICATION PROGRAM
Federal law requires ABN AMRO Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with ABN AMRO Funds. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, ABN AMRO Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in ABN AMRO Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. ABN AMRO Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

MONEY MARKET TRADING
Your purchase will be processed at the net asset value calculated after your investment has been converted to federal funds. On days when the NYSE is open for trading and Federal banks are closed (currently, Columbus Day and Veterans'
Day), conversion into federal funds does not occur until the next business day. If you invest by check or a non-federal funds wire, you should allow one business day after receipt for conversion into federal funds.


SHORT-TERM AND EXCESSIVE TRADING


The Funds are designed for long-term investors. The Funds are not designed for short-term trading or frequent trading. The Funds may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions. The Funds reserve the right to:


- Reject any purchase, including exchange purchases, that could adversely affect the Funds or their operations;


- Limit, impose charges upon, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that are detrimental to the Funds;


- Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading.



In making the determination to exercise these rights, the Funds consider an investor's trading history in the Funds and accounts under common ownership or control. While the Funds employ reasonable measures to prevent short-term and excessive trading, the Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds' policies.


ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS

In general, you will receive quarterly account statements. Statements are also available online at the Funds' Web site. In addition, you will also receive account statements:

- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
-  after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS
To help reduce Fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.

DIVIDENDS
The Funds will declare dividends daily and pay dividends monthly and distribute capital gains, if any, at least once a year, in December.

DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN
The Automatic Investment Plan allows you to set up a regular transfer of funds from your bank account to the ABN AMRO Fund(s) of your choice. You determine the amount of your investment, and you can terminate the program at any time. To take advantage of this feature:
- Write and sign a letter of instruction including the fund name, fund number, your account number, the name(s) in which the account is registered, the dollar value of shares you wish to purchase each month and the date each month for which the automatic investment is to be made.
-  Include a voided check.
-  Mail to:
   ABN AMRO Funds
   P.O. Box 9765
   Providence, RI 02940

ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares, and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Investor Services Associates will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto "Account Access" on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

ABN AMRO Funds has procedures in place to try to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.

RETIREMENT PLANS


ABN AMRO Funds offers a range of retirement plans, including Traditional, Roth and Education Savings Accounts (formerly Education IRAs), SIMPLE IRAs, SEP IRAs, 401(k) plans, money purchase pension and profit sharing plans. Using these plans, you can invest in any ABN AMRO Fund with a low minimum investment of $500. The annual maintenance fee for IRAs is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call ABN AMRO Funds at 800 992-8151.


DISTRIBUTION PLAN 12b-1 FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, the Funds have adopted a Rule 12b-1 distribution plan. Under this plan, an annual fee of no more than 0.25% is paid out of each Fund's Class S shares' average daily net assets to reimburse the distributor for certain expenses associated with the distribution of Fund shares and for services provided to shareholders. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.


In addition to distribution and service fees paid by the Funds, the Advisers or their affiliates may compensate brokers or other service providers for various services out of their own assets and not as an additional charge to the Funds.


SHAREHOLDER SERVICE FEE

The Funds have adopted a shareholder servicing plan for the Class S shares of each Fund (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Funds pay a fee of up to 0.25% of the average daily net assets of the Class S shares. This fee is paid to the distributor to perform, or to compensate other service providers for performing, the following administrative services for shareholders: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; providing sweep services; and processing dividend payments.

It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers.

Dividends, Distributions and Taxes

Typically, each Fund pays its shareholders dividends from its net investment income once a month, and distributes any net capital gains once a year. The Funds do not expect to distribute capital gains to shareholders. Dividends and distributions are reinvested in additional Fund shares unless the investor instructs the Fund otherwise.

Fund distributions, regardless of whether received in cash or reinvested in additional shares, may be subject to federal income tax. An exchange is treated as a taxable event.


ABN AMRO Tax-Exempt Money Market Fund intends to distribute tax-exempt income to its shareholders. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal tax may be subject to state and local taxes. Any dividends paid by ABN AMRO Tax-Exempt Money Market Fund that are derived from capital gains will be subject to federal income tax.


Each investor's tax situation is unique. Investors should consult a tax professional about federal, state and local tax consequences.

Financial Highlights


These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of the Funds outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements as of October 31, 2003 which have been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request.


ABN AMRO GOVERNMENT MONEY MARKET FUND


                                                   Year       Year     Ten Months            Year         Year         Year
                                                  Ended      Ended       Ended              Ended        Ended        Ended
                                                 10/31/03   10/31/02    10/31/01           12/31/00     12/31/99     12/31/98
                                                 --------   --------   ----------          --------     --------     --------
Net Asset Value, Beginning of Period             $   1.00   $   1.00   $     1.00          $   1.00   $       1.00   $   1.00
                                                 --------   --------   ----------          --------   ------------   --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                              0.01       0.01         0.03              0.06           0.04       0.05
                                                 --------   --------   ----------          --------   ------------   --------
  Less distributions from net investment income     (0.01)     (0.01)       (0.03)            (0.06)         (0.04)     (0.05)
                                                 --------   --------   ----------          --------   ------------   --------
Net Asset Value, End of Period                   $   1.00   $   1.00   $     1.00          $   1.00   $       1.00   $   1.00
                                                 ========   ========   ==========          ========   ============   ========
TOTAL RETURN                                         0.65%      1.36%        3.30%(a)          5.74%          4.53%      4.91%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)              $41,768    $30,590      $44,190           $76,097        $96,031    $89,497
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser        0.62%      0.63%        0.71%             0.91%          0.91%      0.92%
  After reimbursement of expenses by Adviser         0.62%      0.63%        0.63%             0.65%          0.65%      0.67%
Ratio of net investment income to average net
assets:
  Before reimbursement of expenses by Adviser        0.65%      1.37%        3.81%             5.34%          4.20%      4.54%
  After reimbursement of expenses by Adviser         0.65%      1.37%        3.89%             5.60%          4.46%      4.80%

(a)Not Annualized

ABN AMRO MONEY MARKET FUND


                                                   Year          Year        Ten Months        Year       Year       Year
                                                  Ended         Ended          Ended          Ended      Ended      Ended
                                                 10/31/03      10/31/02       10/31/01       12/31/00   12/31/99   12/31/98
                                                 --------      --------      ----------      --------   --------   --------
Net Asset Value, Beginning of Period             $   1.00      $   1.00      $     1.00      $   1.00   $   1.00   $   1.00
                                                 --------      --------      ----------      --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                              0.01          0.01(a)         0.03          0.06       0.05       0.05
                                                 --------      --------      ----------      --------   --------   --------
  Less distributions from net investment income     (0.01)        (0.01)          (0.03)        (0.06)     (0.05)     (0.05)
                                                 --------      --------      ----------      --------   --------   --------
Net Asset Value, End of Period                   $   1.00      $   1.00      $     1.00      $   1.00   $   1.00   $   1.00
                                                 ========      ========      ==========      ========   ========   ========
TOTAL RETURN                                         0.55%         1.22%           3.34%(b)      5.83%      4.60%      4.97%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)             $132,233      $143,446        $176,451      $231,648   $247,655   $219,576
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser        0.86%         0.85%           0.94%         1.06%      1.05%      1.06%
  After reimbursement of expenses by Adviser         0.73%         0.73%           0.72%         0.69%      0.68%      0.69%
Ratio of net investment income to average net
assets:
  Before reimbursement of expenses by Adviser        0.42%         1.09%           3.81%         5.08%      4.15%      4.48%
  After reimbursement of expenses by Adviser         0.55%         1.21%           4.03%         5.45%      4.52%      4.85%

(a)The selected per share data was calculated using weighted average shares method for the period.

(b)Not Annualized

ABN AMRO TAX-EXEMPT MONEY MARKET FUND


                                                   Year       Year     Ten Months          Year       Year       Year
                                                  Ended      Ended       Ended            Ended      Ended      Ended
                                                 10/31/03   10/31/02    10/31/01         12/31/00   12/31/99   12/31/98
                                                 --------   --------   ----------        --------   --------   --------
Net Asset Value, Beginning of Period             $   1.00   $   1.00   $     1.00        $   1.00   $   1.00   $   1.00
                                                 --------   --------   ----------        --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                --(a)     0.01        0.02            0.04       0.03       0.03
                                                 --------   --------   ----------        --------   --------   --------
  Less distributions from net investment income        --(a)    (0.01)      (0.02)          (0.04)     (0.03)     (0.03)
                                                 --------   --------   ----------        --------   --------   --------
Net Asset Value, End of Period                   $   1.00   $   1.00   $     1.00        $   1.00   $   1.00   $   1.00
                                                 ========   ========   ==========        ========   ========   ========
TOTAL RETURN                                         0.47%      0.87%        1.96%(b)        3.61%      2.75%      2.96%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)              $21,116    $20,930      $27,776         $65,046    $66,130    $67,480
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser        0.71%      0.70%        0.80%           1.05%      1.08%      1.06%
  After reimbursement of expenses by Adviser         0.58%      0.58%        0.58%           0.57%      0.60%      0.60%
Ratios of net investment income to average net
assets:
  Before reimbursement of expenses by Adviser        0.34%      0.74%        2.13%           3.07%      2.23%      2.45%
  After reimbursement of expenses by Adviser         0.47%      0.86%        2.35%           3.55%      2.71%      2.92%

(a)Represents less than $0.005 per share.

(b)Not Annualized

ABN AMRO TREASURY MONEY MARKET FUND


                                                   Year          Year     Ten Months     Year       Year       Year
                                                  Ended         Ended       Ended       Ended      Ended      Ended
                                                 10/31/03      10/31/02    10/31/01    12/31/00   12/31/99   12/31/98
                                                 --------      --------   ----------   --------   --------   --------
Net Asset Value, Beginning of Period             $   1.00      $   1.00   $     1.00   $   1.00   $   1.00   $   1.00
                                                 --------      --------   ----------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                              0.01          0.01         0.03       0.05       0.04       0.05
                                                 --------      --------   ----------   --------   --------   --------
  Less distributions from net investment income     (0.01)        (0.01)       (0.03)     (0.05)     (0.04)     (0.05)
                                                 --------      --------   ----------   --------   --------   --------
Net Asset Value, End of Period                   $   1.00      $   1.00   $     1.00   $   1.00   $   1.00   $   1.00
                                                 ========      ========   ==========   ========   ========   ========
TOTAL RETURN                                         0.60%         1.22%        3.19%(a)     5.59%     4.37%     4.64%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)              $35,441       $31,128      $26,193    $13,422    $11,696    $17,625
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser        0.71%         0.71%        0.81%      1.08%      1.09%      1.09%
  After reimbursement of expenses by Adviser         0.61%         0.61%        0.59%      0.60%      0.61%      0.62%
Ratios of net investment income to average net
assets:
  Before reimbursement of expenses by Adviser        0.49%         1.10%        3.51%      4.94%      3.80%      4.08%
  After reimbursement of expenses by Adviser         0.59%         1.20%        3.73%      5.42%      4.28%      4.54%

(a)Not Annualized

General Information


If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents:


SHAREHOLDER REPORTS

You will receive semi-annual reports dated April 30 and annual reports, audited by independent auditors, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated in this prospectus by reference and dated March 1, 2004, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS


CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and get answers to your questions about the Funds by contacting:

Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940
Phone:      Shareholder Services &         800 992-8151
            Fund Literature
            Investment Advisor Services    800 597-9704
Web site:   www.abnamrofunds.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

Investment Company Act File Number: 811-8004                            ABN-S-04

MARCH 1, 2004

                                                                  INSTITUTIONAL
                                                                  MONEY MARKET
                                                                  FUNDS

                                                                  CLASS I SHARES

[LOGO] ABN-AMRO Funds

Prospectus
                                                                  ABN AMRO Funds

                                                 The Securities and Exchange
                                                 Commission has not approved or
                                                 disapproved these or any mutual
                                                 fund's shares or determined if
                                                 this prospectus is accurate or
                                                 complete. Any representation to
                                                 the contrary is a crime.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

                                                                TICKER SYMBOL
  MONEY MARKET FUNDS

  ABN AMRO Government Money Market Fund                             RGTXX
  ABN AMRO Money Market Fund                                        RTTXX
  ABN AMRO Tax-Exempt Money Market Fund                             RXTXX
  ABN AMRO Treasury Money Market Fund                               RTMXX

[ABN AMRO FUNDS LOGO]

          Thank you for your interest in ABN AMRO Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet your financial goals. Please read this prospectus carefully and keep it for future reference.



        For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.
        --------------------------------------
        Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
        --------------------------------------

TABLE OF CONTENTS


                                                                    Page

FUND SUMMARIES
Investment Objectives, Principal Investment Strategies and
  Risks, Fund Performance                                             3
    MONEY MARKET FUNDS                                                3
    ABN AMRO Government Money Market Fund                             3
    ABN AMRO Money Market Fund                                        4
    ABN AMRO Tax-Exempt Money Market Fund                             6
    ABN AMRO Treasury Money Market Fund                               8
FUND EXPENSES                                                         9
INVESTMENT TERMS                                                     10
MORE ABOUT ABN AMRO FUNDS                                            11
    Risk Summary                                                     11
    Other Investment Strategies                                      11
MANAGEMENT OF THE FUNDS                                              13
    The Adviser                                                      13
SHAREHOLDER INFORMATION                                              14
    Opening an Account                                               14
    Exchanging Shares                                                15
    Selling/Redeeming Shares                                         16
    Transaction Policies                                             19
    Account Policies and Dividends                                   20
    Additional Investor Services                                     20
DIVIDENDS, DISTRIBUTIONS AND TAXES                                   21
FINANCIAL HIGHLIGHTS                                                 22
GENERAL INFORMATION                                             Back Cover


No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
-  money market fund yields will fluctuate
-  you could lose money
-  you cannot be certain that a fund will achieve its investment objective

MONEY MARKET FUNDS

ABN AMRO Government Money Market Fund

INVESTMENT OBJECTIVE


The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES



Under normal conditions, the Fund invests 100% of its assets in U.S. government money market instruments and repurchase agreements involving these instruments, such as U.S. Treasury obligations and U.S. government agency securities. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.


The portfolio manager:

- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs

- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates

-  selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND


An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.


U.S. GOVERNMENT AGENCY SECURITIES RISK: Certain U.S. government agency securities, such as those issued by the Federal Home Loan Bank, are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the United States Treasury.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and affect the Fund's yield.


INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the Fund.



MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the market or its peers. Also, the Fund could fail to meet its investment objective.


FUND PERFORMANCE


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The Common share class of the ABN AMRO Government Money Market Fund was reorganized into the Class I shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Common share class of the predecessor fund.

                           CALENDAR YEAR TOTAL RETURN




        3.89%          5.59%    5.08%    5.33%    5.24%    4.87%    6.08%    3.92%    1.57%    0.90%
        1994            1995     1996     1997     1998     1999     2000     2001     2002     2003


  Best quarter:          12/00   1.58%
  Worst quarter:         12/03   0.19%



The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet Government & Agency Institutional Average. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                      1 Year    5 Years    10 Years
-------------------------------------------------------
ABN AMRO
  Government
  Money Market
  Fund(a)             0.90%      3.45%      4.23%
-------------------------------------------------------
iMoneyNet
  Government &
  Agency
 Institutional
  Average             0.79%      3.38%        N/A
-------------------------------------------------------



(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


To obtain the Fund's current yield, please call 800 992-8151 or visit our Web site at www.abnamrofunds.com.

MONEY MARKET FUNDS

ABN AMRO Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its assets in high quality money market instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities and repurchase agreements involving these instruments. The Fund may also invest in U.S. dollar-denominated securities of foreign issuers. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the credit quality ratings of the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and affect the Fund's yield.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the Fund.


U.S. GOVERNMENT AGENCY SECURITIES RISK: Certain U.S. government agency securities, such as those issued by the Federal Home Loan Bank, are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the United States Treasury.


FOREIGN SECURITIES RISK: Investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the market or its peers. Also, the Fund could fail to meet its investment objective.

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The Common share class of the ABN AMRO Money Market Fund was reorganized into the Class I shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Common share class of the predecessor fund.

                           CALENDAR YEAR TOTAL RETURN




        3.97%          5.64%    5.13%    5.41%    5.33%    4.98%    6.20%    3.99%    1.46%    0.83%
        1994            1995     1996     1997     1998     1999     2000     2001     2002     2003


  Best quarter:          12/00  1.60%
  Worst quarter:         12/03  0.18%

MONEY MARKET FUNDS

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet First Tier Institutional Average. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.


                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                   1 Year    5 Years    10 Years
 ---------------------------------------------------
 ABN AMRO Money
   Market
   Fund(a)         0.83%      3.47%      4.28%
 ---------------------------------------------------
 iMoneyNet
   First Tier
  Institutional
   Average         0.84%      3.47%      4.31%
 ---------------------------------------------------



(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


To obtain the Fund's current yield, please call 800 992-8151 or visit our Web site at www.abnamrofunds.com.

MONEY MARKET FUNDS

ABN AMRO Tax-Exempt Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from federal income tax and not included as a preference item under the federal alternative minimum tax.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its assets in high quality money market instruments issued by municipalities and other issuers, and under normal conditions, at least 80% (as a fundamental policy) of its net assets in securities that pay income exempt from federal and alternative minimum taxes. The dollar-weighted average maturity of the securities in the Fund is 90 days or less. Issuers may be located in any state, territory or possession of the U.S. or the District of Columbia.

The portfolio manager:

- emphasizes particular sectors of the municipal money market that are expected to outperform the market as a whole

- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund for credit quality changes and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.


INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.



INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the Fund.



MUNICIPAL SECURITIES RISK: Municipal securities are backed by the entities that issue them and/or other revenue streams. Like other fixed income securities, changes in interest rates and the credit rating or financial condition of the issuer affects securities' prices. The Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.


CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and affect the Fund's yield.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the market or its peers. Also, the Fund could fail to meet its investment objective.

MONEY MARKET FUNDS

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The Common share class of the ABN AMRO Tax-Exempt Money Market Fund was reorganized into the Class I shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Common share class of the predecessor fund.

                           CALENDAR YEAR TOTAL RETURN




        2.50%          3.49%    3.14%    3.36%    3.21%    3.01%    3.87%    2.40%    1.06%    0.67%
        1994            1995     1996     1997     1998     1999     2000     2001     2002     2003


  Best quarter:           12/00   1.01%
  Worst quarter:          09/03   0.13%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet National Institutional Average. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                          1 Year    5 Years    10 Years
-----------------------------------------------------------
ABN AMRO
  Tax-Exempt Money
  Market Fund(a)          0.67%      2.19%      2.67%
-----------------------------------------------------------
iMoneyNet National
  Institutional
  Average                 0.70%      2.20%      2.70%
-----------------------------------------------------------



(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


To obtain the Fund's current yield, please call 800 992-8151 or visit our Web site at www.abnamrofunds.com.

MONEY MARKET FUNDS

ABN AMRO Treasury Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in U.S. Treasury money market instruments and repurchase agreements involving these instruments and shares of money market funds that primarily invest in U.S. Treasury obligations. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.


The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less
PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the Fund.


CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and affect the Fund's yield.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the market or its peers. Also, the Fund could fail to meet its investment objective.

FUND PERFORMANCE

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance. The Common share class of the ABN AMRO Treasury Money Market Fund was reorganized into the Class I shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Common share class of the predecessor fund.

                           CALENDAR YEAR TOTAL RETURN




        3.58%          5.28%    4.80%    4.97%    4.90%    4.63%    5.85%    3.69%    1.39%    0.76%
        1994            1995     1996     1997     1998     1999     2000     2001     2002     2003


  Best quarter:          12/00   1.53%
  Worst quarter:         12/03   0.15%


The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet Treasury & Repo Institutional Average. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                          1 Year    5 Years    10 Years
-----------------------------------------------------------
ABN AMRO Treasury
  Money Market
  Fund(a)                 0.76%      3.24%       3.97%
-----------------------------------------------------------
iMoneyNet Treasury
  & Repo
  Institutional
  Average                 0.70%      3.22%        N/A
-----------------------------------------------------------



(a)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


To obtain the Fund's current yield, please call 800 992-8151 or visit our Web site at www.abnamrofunds.com.

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES

As a benefit of investing in Class I shares of these ABN AMRO Funds, you do not incur any sales loads, exchange fees or redemption fees.


If you redeem shares by wire, $20 will be deducted from the amount redeemed.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.


                                                                                       TOTAL                NET
                                                              MANAGEMENT    OTHER     EXPENSE     FEE     EXPENSE
FUND(A)                                                          FEES      EXPENSES    RATIO    WAIVERS   RATIO(B)
ABN AMRO Government Money Market                                 0.20%       0.09%     0.29%       --%      0.29%
ABN AMRO Money Market                                            0.35        0.15      0.50      (0.13)     0.37
ABN AMRO Tax-Exempt Money Market                                 0.35        0.11      0.46      (0.13)     0.33
ABN AMRO Treasury Money Market                                   0.35        0.11      0.46      (0.10)     0.36



(a)Each Fund offers two classes of shares that invest in the same portfolio of securities; Class I and Class S shares. Class I shares are not subject to a 12b-1 distribution fee or a shareholder service fee; therefore, expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates only to Class I shares, which are offered in this prospectus. Class S shares are offered in a separate prospectus.



(b)The above table reflects a continuation of the Adviser's contractual undertakings to waive management fees and/or reimburse expenses exceeding the limits shown. The ratios shown above reflect the expenses for the fiscal year ended October 31, 2003. The Adviser is contractually obligated to waive management fees and/or reimburse expenses through February 28, 2005 for ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund and ABN AMRO Treasury Money Market Fund at 0.31%, 0.37%, 0.33% and 0.36%, respectively.


EXAMPLE

This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a Fund's actual or future expenses and returns.


FUND                                                          1 YEAR         3 YEARS         5 YEARS         10 YEARS
ABN AMRO Government Money Market                               $30            $ 93            $163             $368
ABN AMRO Money Market(a)                                        38             147             267              616
ABN AMRO Tax-Exempt Money Market(a)                             34             134             245              567
ABN AMRO Treasury Money Market(a)                               37             138             248              569



(a)Includes one year of capped expenses in each period.

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.


EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.



FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).



INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.



ISSUER: The company, municipality or government agency that issues a security, such as a stock, bond or money market security.



MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.



IMONEYNET FIRST TIER INSTITUTIONAL AVERAGE: The iMoneyNet First Tier Institutional Average includes only non-government institutional funds that also are not holding any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasuries, U.S. government agency securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset backed commercial paper.



IMONEYNET GOVERNMENT & AGENCY INSTITUTIONAL AVERAGE: The iMoneyNet Government & Agency Institutional Average includes the most broadly based of the government institutional funds. These funds can invest in U.S. Treasuries, U.S. government agency securities and repos, whether or not they are backed by U.S. Treasuries and government-backed floating rate notes.



IMONEYNET NATIONAL INSTITUTIONAL AVERAGE: iMoneyNet National Institutional Average consists of all national tax-free and municipal institutional funds. Portfolio holdings of tax-free funds includes rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds - 6 months and less, put bonds - over 6 months, AMT paper, and other tax-free holdings.



IMONEYNET TREASURY & REPO INSTITUTIONAL AVERAGE: The iMoneyNet Treasury & Repo Institutional Average includes only institutional government funds that hold U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.



MONEY MARKET SECURITIES: Short-term fixed income securities of federal and local governments, banks and corporations.



MUNICIPAL SECURITIES: Fixed income obligations of state and local governments. Investments in municipal securities may support special construction projects, such as roads or hospitals, in the municipality that issues them. Interest from municipal bonds is usually exempt from federal taxes and from state taxes only in the state of issue. Some municipal securities are insured and guarantee the timely payment of interest and repayment of principal.



MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.



NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting a fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.



NO-LOAD FUND: A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.



REPURCHASE AGREEMENTS: Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.



U.S. GOVERNMENT SECURITIES: Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee, however, does not extend to the market prices for such securities, which can fluctuate.



YIELD: A measure of net income (dividends and interest) earned by the securities in a fund's portfolio, less the fund's expenses during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.

More About ABN AMRO Funds

RISK SUMMARY

The following chart compares the principal risks of investing in each ABN AMRO Fund. More information about the risks associated with investing in ABN AMRO Funds can also be found in the Statement of Additional Information (SAI).

                                                             CREDIT  FOREIGN   INFLATION  INTEREST MANAGER MUNICIPAL      US
                                                                    SECURITIES    RISK      RATE           SECURITIES GOVERNMENT
                                                                                                                        AGENCY
                                                                                                                      SECURITIES

ABN AMRO Government Money Market Fund                          X                   X         X       X                    X
ABN AMRO Money Market Fund                                     X        X          X         X       X                    X
ABN AMRO Tax-Exempt Money Market Fund                          X                   X         X       X         X
ABN AMRO Treasury Money Market Fund                            X                   X         X       X

X = Risk factor applicable to a Fund.

OTHER INVESTMENT STRATEGIES


The investment policies of ABN AMRO Treasury Money Market Fund and ABN AMRO Government Money Market Fund relating to the type of securities in which 80% (100% for ABN AMRO Government Money Market Fund) of a Fund's assets must be invested, may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such changes.


In addition to the principal investment strategies described in the Fund summaries, there may be times when the Funds use secondary investment strategies in seeking to achieve investment objectives. These strategies may involve additional risks.


COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

INVESTMENT COMPANIES
To the extent permitted by the Investment Company Act of 1940, as amended, the Funds may invest in securities issued by other investment companies. Generally, the Funds invest in other investment companies in connection with the management of their daily cash position. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses a Fund bears directly in connection with its own operations.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities.

                                                             COMMERCIAL INVESTMENT  MUNICIPAL  REPURCHASE RULE 144A     U.S.
                                                               PAPER    COMPANIES  OBLIGATIONS AGREEMENTS SECURITIES GOVERNMENT
                                                                                                                     SECURITIES

ABN AMRO Government Money Market Fund                                      X                      XP                    XP
ABN AMRO Money Market Fund                                      XP         X                      XP         XP         XP
ABN AMRO Tax-Exempt Money Market Fund                            X         X           XP          X          X
ABN AMRO Treasury Money Market Fund                                        X                      XP                    XP


X = Investment strategy applicable to a Fund.

P = Components of a Fund's principal investment strategy.

Management of the Funds

THE ADVISER

The Adviser provides management services to each Fund. The Adviser is paid an annual management fee by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights each Fund and its lead portfolio manager and investment experience and the management fee paid by each Fund.


In addition to management fees paid by the Funds, the Adviser or its affiliates may compensate brokers or other service providers for various services out of their own assets and not as an additional charge to the Funds.

ABN AMRO ASSET MANAGEMENT (USA) LLC.

ABN AMRO Asset Management (USA) LLC ("ABN AMRO Asset Management") is the Adviser to the Funds. As of December 31, 2003, ABN AMRO Asset Management managed approximately $10.5 billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 161 N. Clark Street, 9th Floor, Chicago, IL 60601, is an indirect and wholly-owned subsidiary of ABN AMRO Holding N.V. and an affiliate of the Fund's Administrator.



FUND NAME                           PORTFOLIO MANAGER(S)       INVESTMENT EXPERIENCE
ABN AMRO Money Market Fund          Karen Van Cleave           Portfolio Manager of each Fund since January 1994;
ABN AMRO Government Money                                      Managing Director of the Adviser. She is a Managing
  Market Fund                                                  Director of Chicago Capital and is also a Portfolio
ABN AMRO Treasury Money                                        Manager of ABN AMRO Investor Money Market Fund. Prior to
  Market Fund                                                  1994 Ms. Van Cleave was a Vice President and Portfolio
                                                               Manager at Chemical Investment Group, Ltd. for three
                                                               years. Ms. Van Cleave earned her B.S. in Business
                                                               Administration from Boston University.
ABN AMRO Tax-Exempt Money           Steven L. Haldi            Portfolio Manager of the Fund since October 1999; Managing
    Market Fund                                                Director of the Adviser. Before joining the Adviser, Mr.
                                                               Haldi worked for 15 years at First National Bank of
                                                               Chicago in the Fixed Income Portfolio Management Group.
                                                               Mr. Haldi holds an M.B.A. from Benedictine University and
                                                               a B.S. in Finance from Eastern Illinois University.



                                                               MANAGEMENT FEE PAID FOR FISCAL
                         FUND NAME                                   YEAR ENDED 10/31/03
ABN AMRO Government Money Market Fund                                       0.20%
ABN AMRO Money Market Fund                                                  0.22%(a)
ABN AMRO Tax-Exempt Money Market Fund                                       0.22%(a)
ABN AMRO Treasury Money Market Fund                                         0.25%(a)


(a)Taking into account fee waivers then in effect.

Shareholder Information

OPENING AN ACCOUNT


-  Read this prospectus carefully.
- Determine how much you want to invest. The minimum initial investments for Class I shares of these ABN AMRO Funds is $1,000,000.
- Balances can be aggregated to meet the minimum investment requires for the accounts of:
  o  clients of a financial consultant
  o immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)
  o  a corporation or other legal entity
-  Initial minimum investment requirements may be waived:
  o for affiliates, Trustees and employees of the Advisers or their affiliated companies.
  o with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement.
- Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the "Purchase, Exchange and Redemption Authorization" section of the account application to establish your account privileges. You can avoid the delay and inconvenience of having to request these in writing at a later date.
-  Make your initial investment using the following table as a guideline.
-  All account openings must be in "good order."
----------------------------------------------------------------

BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included.
-  The amount of the transaction is specified in dollars or shares.
- Signatures of all owners appear exactly as they are registered on the account and are in original form, as photocopies are not accepted.
-  Any required Medallion Signature Guarantees (if applicable) are included.

- Other supporting legal documents (as necessary) are present, including such requirements for written request as described on page 18.

----------------------------------------------------------------


       BUYING SHARES                    TO OPEN AN ACCOUNT                                TO ADD TO AN ACCOUNT
BY MAIL                         - Complete and sign your              - Return the investment slip from a statement with your
                                  application                           check in the envelope provided and mail to us at the
ABN AMRO FUNDS                  - Make your check payable to ABN        address at the left.
P.O. BOX 9765                     AMRO Funds and mail to us at the    - We accept checks, bank drafts, money orders, wires and ACH
PROVIDENCE, RI 02940              address at the left.                  for purchases (see "Other Features" on p. 18). Checks must
                                - We accept checks, bank drafts         be drawn on U.S. banks. There is a $20 charge for returned
                                  and money orders for purchases.       checks.
                                  Checks must be drawn on U.S.        - Give the following wire/ACH information to your bank:
                                  banks to avoid any fees or
                                  delays in processing your check.      Mellon Trust of New England
                                - We do not accept travelers,           ABA #01-10-01234
                                  temporary, post-dated, credit         For: ABN AMRO Funds
                                  card courtesy, second or third        A/C 140414
                                  party checks (which are checks        FBO "ABN AMRO Fund Number"
                                  made payable to someone other         "Your Account Number"
                                  than the Funds).                      Include your name, account number, taxpayer identification number or Social Security number, address and the Fund(s)
                                                                        you wish to purchase in the wire instructions.
                                                                      - We do not accept travelers, temporary, post-dated, credit card courtesy, second or third party checks (which are
                                                                        checks made payable to someone other than the Funds).

       BUYING SHARES                    TO OPEN AN ACCOUNT                                TO ADD TO AN ACCOUNT
BY PHONE                        - Obtain a Fund number and account    - Verify that your bank or credit union is a member of the
                                  by calling ABN AMRO Funds at the      ACH.
800 992-8151                      number at the left.                 - You should complete the "Bank Account Information" section
                                - Instruct your bank (who may           on your account application.
                                  charge a fee) to wire or ACH the    - When you are ready to add to your account, call ABN AMRO
                                  amount of your investment.            Funds and tell the representative the Fund name, account
                                - Give the following wire/ACH           number, the name(s) in which the account is registered and
                                  information to your bank:             the amount of your investment.
                                                                      - Instruct your bank (who may charge a fee) to wire or ACH
                                  Mellon Trust of New England           the amount of your investment.
                                  ABA #01-10-01234                    - Give the following wire/ACH information to your bank:
                                  For: ABN AMRO Funds
                                  A/C 140414                            Mellon Trust of New England
                                  FBO "ABN AMRO Fund Number"            ABA #01-10-01234
                                  "Your Account Number"                 For: ABN AMRO Funds
                                - Return your completed and signed      A/C 140414
                                  application to:                       FBO "ABN AMRO Fund Number"
                                                                        "Your Account Number"
                                  ABN AMRO Funds
                                  P.O. Box 9765                         Include your name, account number, taxpayer identification
                                  Providence, RI 02940                  number or Social Security number, address and the Fund(s)
                                                                        you wish to purchase in the wire instructions.
BY INTERNET                     - Download the appropriate account    - Verify that your bank or credit union is a member of the
                                  application(s) from our Web           ACH.
WWW.ABNAMROFUNDS.COM              site.                               - Complete the "Purchase, Exchange and Redemption
                                - Complete and sign the                 Authorization" section of your account application.
                                  application(s). Make your check     - Obtain a Personal Identification Number (PIN) from ABN
                                  payable to ABN AMRO Funds and         AMRO Funds for use on ABN AMRO Funds' Web site if you have
                                  mail it to the address under "By      not already done so. To obtain a PIN, please call 800
                                  Mail" above.                          992-8151.
                                                                      - When you are ready to add to your account, access your
                                                                        account through ABN AMRO Funds' Web site and enter your
                                                                        purchase instructions in the highly secure area for
                                                                        shareholders only called "Account Access." ACH purchases
                                                                        on the Internet may take 3 to 4 business days.


EXCHANGING SHARES

After you have opened an account with us, you can exchange your shares within ABN AMRO Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

You can exchange shares from one ABN AMRO Fund to another within the same class of shares. All exchanges to open new accounts must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account. For tax purposes, each exchange is treated as a sale and a new purchase.

HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The sale of your shares may be taxable.

ABN AMRO Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in "good order."

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in "good order." The following table shows guidelines for selling shares.


SELLING SHARES                           DESIGNED FOR...                       TO SELL SOME OR ALL OF YOUR SHARES...
BY MAIL                         - Accounts of any type                - Write and sign a letter of instruction indicating the
                                - Sales or redemptions of any size      Fund name, Fund number, your account number, the
ABN AMRO FUNDS                  (For redemptions over $50,000,          name(s) in which the account is registered and the
P.O. BOX 9765                   please see Medallion Signature          dollar value or number of shares you wish to sell.
PROVIDENCE, RI 02940            Guarantee on the next page)           - Include all signatures and any additional documents
                                                                        that may be required. Signatures must be in original
                                                                        form, as photocopies are not accepted.
                                                                      - Mail to us at the address at the left.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it medallion signature
                                                                        guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 18).
BY PHONE                        - Non-retirement accounts             - For automated service 24 hours a day using your
                                - Sales of up to $50,000 (for           touch-tone phone, call 800 992-8151.
800 992-8151                      accounts with telephone account     - To place your request with an Investor Services
                                  privileges)                           Associate, call between 9 am and 7 pm ET,
                                                                        Monday - Friday.
                                                                      - A check will be mailed to the name(s) and address in
                                                                        which the account is registered. If you would like the
                                                                        check mailed to a different address, you must write a
                                                                        letter of instruction and have it medallion signature
                                                                        guaranteed.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 18).
                                                                      - The Funds reserve the right to refuse any telephone
                                                                        sales request and may modify the procedures at any
                                                                        time. The Funds make reasonable attempts to verify
                                                                        that telephone instructions are genuine, but you are
                                                                        responsible for any loss that you may bear from
                                                                        telephone requests.
BY INTERNET                     - Non-retirement accounts             - Complete the "Purchase, Exchange and Redemption
                                                                        Authorization" section of your account application.
WWW.ABNAMROFUNDS.COM                                                  - Obtain a Personal Identification Number (PIN) from ABN
                                                                        AMRO Funds call 800 992-8151 for use on ABN AMRO
                                                                        Funds' Web site if you have not already done so.
                                                                      - When you are ready to redeem a portion of your
                                                                        account, access your account through ABN AMRO Funds'
                                                                        Web site and enter your redemption instructions in the
                                                                        highly secure area for shareholders only called
                                                                        "Account Access". A check for the proceeds will be
                                                                        mailed to you at the address of record.
                                                                      - Proceeds may also be sent by wire or ACH (see "Other
                                                                        Features" on p. 18).

SELLING SHARES IN WRITING
In certain circumstances, you must make your request to sell shares in writing. You may need to include a medallion signature guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.
WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  your address of record has changed within the past 30 days
-  you are selling more than $50,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than wire or ACH sent to the bank account of the registered owner

----------------------------------------------------------------
WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
----------------------------------------------------------------

A Medallion Signature Guarantee is not required for large redemptions (over $50,000) if:

Corporation --
-  account is in "good order"
-  corporate resolution is on file
-  proceeds wired to existing wire instructions on account

Individual --
-  account is in "good order"
-  current account balance is over $500,000
-  proceeds wired to existing wire instructions on account

WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  you are requesting changes to your wire instructions
-  you are requesting a check redemption over $50,000

               SELLER                                 REQUIREMENTS FOR WRITTEN REQUESTS
Owners of individual, joint, sole        - Letter of instruction
proprietorship, UGMA/UTMA, or general    - On the letter, the signatures and titles of all persons
partner accounts                           authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies
                                           are not accepted.
                                         - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Owners of corporate or association       - Letter of instruction
accounts                                 - Corporate resolution certified within the past 12 months
                                         - On the letter, the signatures and titles of all persons
                                           authorized to sign for the accounts, exactly as the
                                           account is registered, must be in original form, as
                                           photocopies are not accepted.
                                         - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Owners or trustees of trust accounts     - Letter of instruction
                                         - On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted.
                                         - If the names of all trustees are not registered on the
                                           account, a copy of the trust document certified within the past 12 months
                                         - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Joint tenancy shareholders whose co-     - Certified letter of instruction signed by the surviving
tenants are deceased                       tenant must be in original form, as photocopies are not
                                           accepted.
                                         - Copy of death certificate
                                         - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Executors of shareholder estates         - Certified letter of instruction signed by executor must be in original form, as photocopies are not accepted.
                                         - Copy of order appointing executor must be in original
                                           form, as photocopies are not accepted.
                                         - MEDALLION SIGNATURE GUARANTEE, if applicable (see previous page for more details)
Administrators, conservators,            - Call 800 992-8151 for instructions
guardians and other sellers or
account types not listed above

OTHER FEATURES
The following other features are also available to buy and sell shares of the Funds.

WIRE. To purchase and sell shares via the Federal Reserve Wire System:
- You must authorize ABN AMRO Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish the redemption process deposited.
- Please remember that if you request redemptions by wire, $20 will be deducted from the amount redeemed. Your bank also may charge a fee.


For accounts with existing wire instructions, wire redemptions may be placed over the phone. However, any changes made to existing wire instructions will only be accepted with a Medallion Signature Guaranteed letter of instruction.


AUTOMATED CLEARING HOUSE (ACH). To transfer money between your bank account and your ABN AMRO Funds account(s):
- You must authorize ABN AMRO Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.
- Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.
- There is no fee to your account for this transaction and generally, no fee from your bank.

REDEMPTIONS IN KIND
The Funds have elected, under Rule 18f-1 of the Investment Company Act of 1940, as amended, to pay sales proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of a Fund. This is called a "redemption in kind." You may need to pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities.

INVOLUNTARY CONVERSION
Class I shares are intended for accounts with balances over the minimum initial investment. The Funds reserve the right to transfer your account to a different class if your balance (or aggregation of balances) consistently falls below the minimum initial investment.

TRANSACTION POLICIES

CALCULATING SHARE PRICE

When you buy, exchange or sell shares, the net asset value (NAV) next determined is used to price your purchase or sale. The NAV for each share class of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m. Eastern Time (ET)) by dividing a class's net assets by the number of its shares outstanding. In addition, ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market and ABN AMRO Treasury Money Market Funds also calculate the NAV at 10:00 a.m., 12:00 p.m. and 2:00 p.m. ET. Currently, the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Each Fund uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price and adjustments for discounts or premiums are reflected in their acquisition cost. The amortized cost method of valuation is designed to help a Fund maintain a constant price of $1.00 per share.


EXECUTION OF REQUESTS

Each Fund is open on each business day that the NYSE is open for trading (with the exception of Columbus Day and Veterans' Day, as noted above). The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after ABN AMRO Funds or an authorized broker or designee receives your mail, Internet or telephone request in "good order". Under normal circumstances, purchase orders and redemption requests must be received by 4:00 p.m. ET (12 p.m. ET for ABN AMRO TAX-EXEMPT MONEY MARKET FUND) for same day processing. On days when fixed income markets close before the NYSE, the Funds may advance the time by which purchase, redemption or exchange orders must be received in order to receive same business day credit. On days when the Federal Reserve Cash Settlement System closes earlier than normal, this time may be accelerated. Sales proceeds are normally sent the same business day (or next business day, if requested), but are always sent within seven days of receipt of a request in proper form. Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Funds.


Shares of ABN AMRO Funds can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from ABN AMRO Funds.

A Fund may be required to "freeze" your account if there appears to be suspicious activity or if account information matches information or a government list of known terrorists or other suspicious persons.

ABN AMRO Funds reserves the right to:

- refuse any purchase or exchange of shares if it could adversely affect a Fund or its operations

-  suspend the offering of Fund shares
- change the initial and additional investment minimums or waive these minimums for any investor

- delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum $20 charge will be assessed if any check used to purchase shares is returned


-  change, withdraw or waive various services, fees and account policies


CUSTOMER IDENTIFICATION PROGRAM
Federal law requires ABN AMRO Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with ABN AMRO Funds. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, ABN AMRO Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in ABN AMRO Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. ABN AMRO Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

MONEY MARKET TRADING
Your purchase will be processed at the net asset value calculated after your investment has been converted to federal funds. On days when the NYSE is open for trading and Federal banks are closed (currently, Columbus Day and Veterans'
Day), conversion into federal funds does not occur until the next business day. If you invest by check or a non-federal funds wire, you should allow one business day after receipt for conversion into federal funds.


SHORT-TERM AND EXCESSIVE TRADING


The Funds are designed for long-term investors. The Funds are not designed for short-term trading or frequent trading. The Funds may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions. The Funds reserve the right to:


- Reject any purchase, including exchange purchases, that could adversely affect the Funds or their operations;


- Limit, impose charges upon, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that are detrimental to the Funds;


- Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term trading or excessive trading.



In making the determination to exercise these rights, the Funds consider an investor's trading history in the Funds and accounts under common ownership or control. While the Funds employ reasonable measures to prevent short-term and excessive trading, the Funds cannot directly control activity through all channels and are dependent on intermediaries to enforce the Funds' policies.


ACCOUNT POLICIES AND DIVIDENDS

ACCOUNT STATEMENTS
In general, you will receive quarterly account statements. In addition, you will also receive account statements:
- after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans)
-  after any change of name or address of the registered owner(s)

MAILINGS TO SHAREHOLDERS
To help reduce Fund expenses and environmental waste, ABN AMRO Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800 992-8151.

DIVIDENDS
The Funds will declare dividends daily and pay dividends monthly and distribute capital gains, if any, at least once a year, in December.

DIVIDEND REINVESTMENTS
Many investors have their dividends reinvested in additional shares of the same Fund. If you choose this option, or if you do not indicate a choice, your dividends will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends mailed to you by choosing this option on your account application.

ADDITIONAL INVESTOR SERVICES

ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can purchase, exchange and redeem shares, and access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder transactions on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 800 992-8151. One of our Investor Services Associates will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto "Account Access" on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

ABN AMRO Funds has procedures in place to try to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.

Dividends, Distributions and Taxes

Typically, each Fund pays its shareholders dividends from its net investment income once a month, and distributes any net capital gains once a year. The Funds do not expect to distribute capital gains to shareholders. Dividends and distributions are reinvested in additional Fund shares unless the investor instructs the Fund otherwise.

Fund distributions, regardless of whether received in cash or reinvested in additional shares, may be subject to federal income tax. An exchange is treated as a taxable event.


ABN AMRO Tax-Exempt Money Market Fund intends to distribute tax-exempt income to its shareholders. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal tax may be subject to state and local taxes. Any dividends paid by ABN AMRO Tax-Exempt Money Market Fund that are derived from capital gains will be subject to federal income tax.


Each investor's tax situation is unique. Investors should consult a tax professional about federal, state and local tax consequences.

Financial Highlights


These financial highlights tables are to help you understand the Funds' financial performance. The following schedules present financial highlights for one share of the Funds outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements as of October 31, 2003, which have been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request.


ABN AMRO GOVERNMENT MONEY MARKET FUND


                                                        Year       Year     Ten Months        Year          Year          Year
                                                       Ended      Ended       Ended          Ended         Ended         Ended
                                                      10/31/03   10/31/02    10/31/01       12/31/00      12/31/99      12/31/98
                                                      --------   --------   ----------      --------      --------      --------
Net Asset Value, Beginning of Period                  $   1.00   $   1.00   $     1.00      $   1.00      $   1.00      $   1.00
                                                      --------   --------   ----------      --------      --------      --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                   0.01       0.02         0.04          0.06          0.05          0.05
                                                      --------   --------   ----------      --------      --------      --------
  Less distributions from net investment income          (0.01)     (0.02)       (0.04)        (0.06)        (0.05)        (0.05)
                                                      --------   --------   ----------      --------      --------      --------
Net Asset Value, End of Period                        $   1.00   $   1.00   $     1.00      $   1.00      $   1.00      $   1.00
                                                      ========   ========   ==========      ========      ========      ========
TOTAL RETURN                                              0.98%      1.70%        3.57%(a)      6.08%         4.87%         5.24%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                  $453,873   $492,398     $611,611      $589,752      $464,520      $396,797
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser             0.29%      0.30%        0.38%         0.41%         0.41%         0.42%
  After reimbursement of expenses by Adviser              0.29%      0.30%        0.31%         0.33%         0.33%         0.35%
Ratios of net investment income to average net
assets:
  Before reimbursement of expenses by Adviser             0.98%      1.70%        4.14%         5.84%         4.70%         5.04%
  After reimbursement of expenses by Adviser              0.98%      1.70%        4.21%         5.92%         4.78%         5.12%

(a)Not Annualized.

ABN AMRO MONEY MARKET FUND


                                                      Year       Year       Ten Months       Year          Year        Year
                                                     Ended      Ended         Ended         Ended         Ended       Ended
                                                    10/31/03   10/31/02      10/31/01      12/31/00      12/31/99    12/31/98
                                                    --------   --------     ----------     --------      --------    --------
Net Asset Value, Beginning of Period                $   1.00   $   1.00     $     1.00     $   1.00     $     1.00   $   1.00
                                                    --------   --------     ----------     --------     ----------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                 0.01       0.02(a)        0.04         0.06           0.05       0.05
                                                    --------   --------     ----------     --------     ----------   --------
  Less distributions from net investment income        (0.01)     (0.02)         (0.04)       (0.06)         (0.05)     (0.05)
                                                    --------   --------     ----------     --------     ----------   --------
Net Asset Value, End of Period                      $   1.00   $   1.00     $     1.00     $   1.00     $     1.00   $   1.00
                                                    ========   ========     ==========     ========     ==========   ========
TOTAL RETURN                                            0.92%      1.58%          3.65%(b)     6.21%          4.98%      5.33%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                    $302       $414         $1,672      $44,274     $1,138,123   $941,295
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser           0.50%      0.49%          0.58%        0.56%          0.55%      0.56%
  After reimbursement of expenses by Adviser            0.37%      0.37%          0.36%        0.33%          0.32%      0.33%
Ratios of net investment income to average net
  assets:
  Before reimbursement of expenses by Adviser           0.78%      1.45%          4.17%        5.58%          4.65%      4.98%
  After reimbursement of expenses by Adviser            0.91%      1.57%          4.39%        5.81%          4.88%      5.21%

(a)The selected per share data was calculated using weighted average shares method for the period.

(b)Not Annualized.

ABN AMRO TAX-EXEMPT MONEY MARKET FUND


                                                        Year       Year       Ten Months       Year         Year       Year
                                                       Ended      Ended         Ended         Ended        Ended      Ended
                                                      10/31/03   10/31/02      10/31/01      12/31/00     12/31/99   12/31/98
                                                      --------   --------     ----------     --------     --------   --------
Net Asset Value, Beginning of Period                  $   1.00   $   1.00     $     1.00     $   1.00     $   1.00   $   1.00
                                                      --------   --------     ----------     --------     --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                   0.01       0.01           0.02         0.04         0.03       0.03
                                                      --------   --------     ----------     --------     --------   --------
  Less distributions from net investment income          (0.01)     (0.01)         (0.02)       (0.04)       (0.03)     (0.03)
                                                      --------   --------     ----------     --------     --------   --------
Net Asset Value, End of Period                        $   1.00   $   1.00     $     1.00     $   1.00     $   1.00   $   1.00
                                                      ========   ========     ==========     ========     ========   ========
TOTAL RETURN                                              0.72%      1.12%          2.17%(a)     3.87%        3.01%      3.21%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                  $274,759   $340,683       $434,372     $416,864     $284,455   $272,834
Ratio of expenses to average net assets:
  Before reimbursement of expenses by Adviser             0.46%      0.45%          0.55%        0.55%        0.58%      0.56%
  After reimbursement of expenses by Adviser              0.33%      0.33%          0.33%        0.32%        0.35%      0.35%
Ratios of net investment income to average net
  assets:
  Before reimbursement of expenses by Adviser             0.59%      0.99%          2.38%        3.57%        2.73%      2.95%
  After reimbursement of expenses by Adviser              0.72%      1.11%          2.60%        3.80%        2.96%      3.17%

(a)Not Annualized.

ABN AMRO TREASURY MONEY MARKET FUND


                                                        Year       Year     Ten Months        Year       Year       Year
                                                       Ended      Ended       Ended          Ended      Ended      Ended
                                                      10/31/03   10/31/02    10/31/01       12/31/00   12/31/99   12/31/98
                                                      --------   --------   ----------      --------   --------   --------
Net Asset Value, Beginning of Period                  $   1.00   $   1.00   $     1.00      $   1.00   $   1.00   $   1.00
                                                      --------   --------   ----------      --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                   0.01       0.01         0.03          0.06       0.05       0.05
                                                      --------   --------   ----------      --------   --------   --------
  Less distributions from net investment income          (0.01)     (0.01)       (0.03)        (0.06)     (0.05)     (0.05)
                                                      --------   --------   ----------      --------   --------   --------
Net Asset Value, End of Period                        $   1.00   $   1.00   $     1.00      $   1.00   $   1.00   $   1.00
                                                      ========   ========   ==========      ========   ========   ========
TOTAL RETURN                                              0.85%      1.47%        3.40%(a)      5.85%      4.63%      4.90%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                  $370,304   $338,172     $246,473      $219,437   $327,906   $328,222
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser             0.46%      0.46%        0.56%         0.58%      0.59%      0.59%
  After reimbursement of expenses by Adviser              0.36%      0.36%        0.34%         0.35%      0.36%      0.37%
Ratios of net investment income to average net
  assets:
  Before reimbursement of expenses by Adviser             0.74%      1.35%        3.76%         5.44%      4.30%      4.58%
  After reimbursement of expenses by Adviser              0.84%      1.45%        3.98%         5.67%      4.53%      4.79%

(a)Not Annualized.

General Information


If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents:


SHAREHOLDER REPORTS

You will receive semi-annual reports dated April 30 and annual reports, audited by independent auditors, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated in this prospectus by reference and dated March 1, 2004, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS


CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and get answers to your questions about the Funds by contacting:

Address:    ABN AMRO Funds
            P.O. Box 9765
            Providence, RI 02940

Phone:      Shareholder Services &            800 992-8151
            Fund Literature
            Investment Advisor Services       800 597-9704

Web site:   www.abnamrofunds.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

Investment Company Act File Number: 811-8004                        ABN-I-MMF-04

MARCH 1, 2004

     INSTITUTIONAL
     MONEY MARKET
     FUNDS

     CLASS Y SHARES

(ABN-AMRO Funds LOGO)

Prospectus
                                                                  ABN AMRO Funds

                                                 The Securities and Exchange
                                                 Commission has not approved or
                                                 disapproved these or any mutual
                                                 fund's shares or determined if
                                                 this prospectus is accurate or
                                                 complete. Any representation to
                                                 the contrary is a crime.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

                                                       TICKER SYMBOL
  MONEY MARKET FUNDS

  ABN AMRO Institutional Prime Money Market Fund           IPMXX
  ABN AMRO Institutional Government Money Market Fund
  ABN AMRO Institutional Treasury Money Market Fund

[ABN AMRO FUNDS LOGO]
Thank you for your interest in ABN AMRO Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet your financial goals. Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.

--------------------------------------------------------------------------------

Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                    Page
FUND SUMMARIES
Investment Objectives, Principal Investment Strategies and
  Risks, Fund Performance                                             3
    MONEY MARKET FUNDS                                                3
    ABN AMRO Institutional Prime Money Market Fund                    3
    ABN AMRO Institutional Government Money Market Fund               5
    ABN AMRO Institutional Treasury Money Market Fund                 6
Fund Expenses                                                         7
INVESTMENT TERMS                                                      8
MORE ABOUT ABN AMRO FUNDS                                             9
    Risk Summary                                                      9
    Other Investment Strategies                                       9
MANAGEMENT OF THE FUNDS                                              11
    The Adviser                                                      11
SHAREHOLDER INFORMATION                                              12
    Purchasing Shares                                                12
    Minimum Investment                                               12
    Selling Shares                                                   12
    General Policies                                                 12
    Distributions and Taxes                                          13
    Investor Services Exchange Privilege                             13
    Account Statements                                               13
    Shareholder Mailings                                             13
    Instructions for Account Transactions                            13
FINANCIAL HIGHLIGHTS                                                 15
GENERAL INFORMATION                                             Back Cover


No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
- money market fund yields will fluctuate
- you could lose money
- you cannot be certain that a fund will achieve its investment objective

MONEY MARKET FUNDS

ABN AMRO Institutional Prime Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its assets in high quality money market instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities and repurchase agreements involving these instruments. The Fund may also invest in U.S. dollar-denominated securities of foreign issuers. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the credit quality ratings of the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and affect the Fund's yield.


INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the Fund.


INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.


U.S. GOVERNMENT AGENCY SECURITIES RISK: Certain U.S. government agency securities, such as those issued by the Federal Home Loan Bank, are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the United States Treasury.


MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the market or its peers. Also, the Fund could fail to meet its investment objective.

FOREIGN SECURITIES RISK: Investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

FUND PERFORMANCE


The Institutional shares of ABN AMRO Institutional Prime Money Market Fund were reorganized into Class Y shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Institutional shares of the predecessor fund.


The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN
[BAR CHART]

                                                                             TOTAL RETURN
                                                                             ------------
2000                                                                             6.32
2001                                                                             4.12
2002                                                                             1.69
2003                                                                             1.05


  Best quarter:          12/00   1.64%
  Worst quarter:         12/03   0.23%

MONEY MARKET FUNDS

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet First Tier Institutional Average. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                                                           Since
                                              1 Year    Inception(a)
------------------------------------------------------------------------
ABN AMRO Institutional Prime Money Market
  Fund(b)                                     1.05%        3.28%
------------------------------------------------------------------------
iMoneyNet First Tier Institutional Average    0.84%        3.10%
------------------------------------------------------------------------



(a)Fund's inception: December 28, 1999. iMoneyNet First Tier Institutional Average data computed from December 31, 1999.



(b)Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


To obtain the Fund's current yield, please call 888 838-5132 or visit our Web site at www.abnamrofunds.com.

MONEY MARKET FUNDS

ABN AMRO Institutional Government Money Market Fund

                     (not currently available for purchase)

INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests 100% of its assets in U.S. government money market instruments and repurchase agreements involving these instruments, such as U.S. Treasury obligations and U.S. government agency securities. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.


U.S. GOVERNMENT AGENCY SECURITIES RISK: Certain U.S. government agency securities, such as those issued by the Federal Home Loan Bank, are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the United States Treasury.



INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the Fund.


INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and affect the Fund's yield.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the market or its peers. Also, the Fund could fail to meet its investment objective.

FUND PERFORMANCE

The Fund has not yet commenced operations as of March 1, 2004 and does not have any performance history. Performance information will be included in the Fund's next annual or semi-annual report if operations commence.

MONEY MARKET FUNDS

ABN AMRO Institutional Treasury Money Market Fund

                     (not currently available for purchase)

INVESTMENT OBJECTIVE

The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in U.S. Treasury money market instruments and repurchase agreements involving these instruments and shares of money market funds that primarily invest in U.S. Treasury obligations. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.


The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
  - are denominated in U.S. dollars
  - have high credit quality and minimal credit risk
  - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.


INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the Fund.



INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.


CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and affect the Fund's yield.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the market or its peers. Also, the Fund could fail to meet its investment objective.

FUND PERFORMANCE

The Fund has not yet commenced operations as of March 1, 2004 and does not have any performance history. Performance information will be included in the Fund's next annual or semi-annual report if operations commence.

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES
As a benefit of investing with the Funds, you do not incur any sales loads, exchange fees or redemption fees.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.


                                                                                       TOTAL
                                                              MANAGEMENT    OTHER     EXPENSE
FUND(A)                                                          FEES      EXPENSES    RATIO
ABN AMRO Institutional Prime Money Market                        0.10%       0.08%     0.18%
ABN AMRO Institutional Government Money Market(b)                0.10        0.15      0.25
ABN AMRO Institutional Treasury Money Market(b)                  0.10        0.15      0.25



(a)Each Fund offers two classes of shares that invest in the same portfolio of securities, Class Y and Class YS shares. Class YS shares are subject to a shareholder service fee: therefore expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates to Y shares, which are offered in this prospectus. Class YS shares are offered in a separate prospectus.



(b)Since the Fund has not commenced operations as of March 1, 2004, other expenses are based on estimated amounts for the current fiscal year.


EXAMPLE
This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a Fund's actual or future expenses and returns.

FUND                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
ABN AMRO Institutional Prime Money Market                        $18             $58            $101             $230
ABN AMRO Institutional Government Money Market                    26              80             N/A              N/A
ABN AMRO Institutional Treasury Money Market                      26              80             N/A              N/A

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.


EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.



FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).



INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.


ISSUER: The company, municipality or government agency that issues a security, such as a stock, bond or money market security.


MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.



IMONEYNET FIRST TIER INSTITUTIONAL AVERAGE: The iMoneyNet First Tier Institutional Average includes only non-government institutional funds that also are not holding any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasuries, U.S. government agency securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset backed commercial paper.



MONEY MARKET SECURITIES: Short-term fixed income securities of federal and local governments, banks and corporations.



MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.



NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting the fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.



NO-LOAD FUND: A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.


REPURCHASE AGREEMENTS (REPOS): Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.


U.S. GOVERNMENT SECURITIES: Fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee, however, does not extend to the market prices for such securities, which can fluctuate.


YIELD: A measure of net income (dividends and interest) earned by the securities in a fund's portfolio, less the fund's expenses during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.

More About ABN AMRO Funds

RISK SUMMARY

The following chart compares the principal risks of investing in each ABN AMRO Fund. More information about the risks associated with investing in ABN AMRO Funds can also be found in the Statement of Additional Information (SAI).

                                         CREDIT       FOREIGN      INFLATION     INTEREST     MANAGER         US
                                                     SECURITIES                    RATE                  GOVERNMENTAL
                                                                                                            AGENCY
                                                                                                          SECURITIES

ABN AMRO Institutional Prime Money
  Market Fund                              X            X             X             X           X            X
ABN AMRO Institutional Government
  Money Market Fund                        X                          X             X           X            X
ABN AMRO Institutional Treasury
  Money Market Fund                        X                          X             X           X

X = Risk factor applicable to a Fund.

OTHER INVESTMENT STRATEGIES

The investment policies of ABN AMRO Institutional Treasury Money Market Fund and ABN AMRO Institutional Government Money Market Fund relating to the type of securities in which 80% (100% for ABN AMRO Institutional Government Money Market
Fund) of the Fund's assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such changes.

In addition to the principal investment strategies described in the summaries, there may be times when a Fund uses secondary investment strategies in seeking to achieve its investment objective. These strategies may involve additional risks.

COMMERCIAL PAPER
Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

INVESTMENT COMPANIES
To the extent permitted by the Investment Company Act of 1940, as amended, Funds may invest in securities issued by other investment companies. Generally, the Funds invest in other investment companies in connection with the management of their daily cash position. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly in connection with its own operations.

REPURCHASE AGREEMENTS
Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES
Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES
These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee, however, does not extend to the market prices for such securities which can fluctuate.


                                                    COMMERCIAL    INVESTMENT    REPURCHASE    RULE 144A        U.S.
                                                      PAPER       COMPANIES     AGREEMENTS    SECURITIES    GOVERNMENT
                                                                                                            SECURITIES
ABN AMRO Institutional Prime Money Market Fund          XP           X             XP             XP           XP
ABN AMRO Institutional Government Money Market
  Fund                                                               X             XP                          XP
ABN AMRO Institutional Treasury Money Market
  Fund                                                               X             XP                          XP


X = Investment strategy applicable to a Fund.
P = Components of a Fund's principal investment strategy.

Management of the Funds

THE ADVISER

The Adviser provides management services to each Fund. The Adviser is paid an annual management fee of 0.10% by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights the Funds' lead portfolio manager and her investment experience.


In addition to management fees paid by the Funds, the Adviser or its affiliates may compensate brokers or other service providers for various services out of their own assets and not as an additional charge to the Funds.


ABN AMRO ASSET MANAGEMENT (USA) LLC

ABN AMRO Asset Management (USA) LLC ("ABN AMRO Asset Management") is the Adviser to each Fund. As of December 31, 2003, ABN AMRO Asset Management managed approximately $10.5 billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 161 North Clark Street, 9th Floor, Chicago, IL 60601, is an indirect and wholly-owned subsidiary of ABN AMRO Holding N.V. and an affiliate of the Funds' Administrator. For the most recent fiscal year, ABN AMRO Institutional Prime Money Market Fund paid the Adviser a management fee of 0.10% of its average daily net assets.



Karen Van Cleave has been the Portfolio Manager of each Fund since its inception. Ms. Van Cleave, Managing Director, joined the Adviser in January 1994. Prior to 1994, Ms. Van Cleave was a Vice President and Portfolio Manager at Chemical Investment Group, Ltd. for three years. Prior to that, she worked at Shearson Lehman Hutton (and its predecessors) for seven years in their money market fund complex. Ms. Van Cleave earned her B.S. in Business Administration from Boston University.

Shareholder Information

PURCHASING SHARES


Shares are purchased at a Fund's net asset value (NAV). The NAV for each share class of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) typically 4:00 p.m., ET by dividing a class' net assets by the number of shares outstanding. In addition, the ABN AMRO Institutional Prime Money Market Fund also calculates the NAV each business day at 10:00 a.m., 12:00 p.m. and 2:00 p.m. ET. Currently the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. An order will be priced at the next NAV calculated after the Fund receives the order. Each Fund uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price and adjustments for discounts or premiums are reflected in their acquisition cost. The amortized cost method of valuation is designed to help a Fund maintain a constant price of $1.00 per share.



Orders in "good order" placed prior to 10:00 a.m., 12:00 p.m. and 2:00 p.m. (ABN AMRO Institutional Prime Money Market Fund) and 4:00 p.m. ET (all Funds) and for which payments are received in or converted into federal funds, and orders which are confirmed by telephonic confirmation will become effective at the next NAV determined on that day. Shares purchased will receive the dividend declared on that day.



Your purchase will be processed at the next NAV calculated after your investment has been converted to federal funds. On days when the NYSE is open for trading and federal banks are closed (currently, Columbus Day and Veterans' Day), conversion into federal funds does not occur until the next business day. If you invest by check or a non-federal funds wire, you should allow one business day after receipt for conversion into federal funds.


MINIMUM INVESTMENT

The minimum initial investment in Class Y is $5,000,000. There is no minimum subsequent investment amount. A Fund may waive or lower purchase minimums in other circumstances including:
- for affiliates, Trustees and employees of ABN AMRO Asset Management (USA) and its affiliated companies or
- with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement.

Balances can be aggregated to meet the minimum initial investment requirements for the accounts of:
-  clients of a financial consultant
- immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)
-  a corporation or other legal entity

SELLING SHARES


Investors may redeem shares at any time, by wire or telephone. The investor will receive the next NAV calculated after the Fund's transfer agent or other authorized agent receives the investor's order. Under normal circumstances, wires are released on an hourly basis throughout the trading day. However, redemption proceeds may be sent to investors within seven days of a redemption request. Redemption requests received before 4:00 p.m. ET for proceeds to be sent out by wire will normally be wired the same day.


Selling recently purchased shares may result in a delay in receipt of an investor's redemption proceeds of up to eight business days or until a Fund has collected payment from the investor.

GENERAL POLICIES

The Funds will not be responsible for any fraudulent telephone order, provided that the customer service representative takes reasonable measures to verify the order and the investor did not decline telephone privileges on the application.

The Funds have the right to:
- refuse any purchase or exchange of shares if it could adversely affect the Fund or its operations
- change or discontinue exchange privileges or temporarily suspend exchange privileges during unusual market conditions (see Investor Services)
- delay sending redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
-  suspend redemptions as permitted by law (e.g., emergency situations)

-  change, withdraw or waive various services, fees and account policies


Each Fund may also make a "redemption in kind" under certain circumstances (e.g., if the Adviser determines that the amount being redeemed is large enough to affect Fund operations). Investors who receive a redemption in kind may be required to pay brokerage costs to sell the securities distributed by the Fund, as well as the taxes on any gain from the sale.

A Fund may be required to "freeze" your account if there appears to be suspicious activity or if the account information matches information on a government list of known terrorists or other suspicious persons.

CUSTOMER IDENTIFICATION PROGRAM
Federal law requires ABN AMRO Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with ABN AMRO Funds. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, ABN AMRO Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in ABN AMRO Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. ABN AMRO Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

DISTRIBUTIONS AND TAXES

Typically, each Fund pays its shareholders dividends from its net investment income once a month, and distributes any net capital gains once a year. The Funds do not expect to distribute capital gains to shareholders. Dividends and distributions are reinvested in additional Fund shares unless the investor instructs the Fund otherwise.

Fund distributions, regardless of whether received in cash or reinvested in additional shares, may be subject to federal income tax. An exchange is treated as a taxable event.

Each investor's tax situation is unique. Investors should consult a tax professional about federal, state and local tax consequences.

INVESTOR SERVICES EXCHANGE PRIVILEGE

An investor may exchange Class Y shares of any Fund for Class Y shares of any other ABN AMRO Fund by requesting an exchange in writing or by telephone. New accounts established through an exchange will have the same privileges as the original account (as long as they are available). Please read the current Prospectus for a Fund before exchanging into it.

HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The sale of your shares may be taxable.

BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included.
-  The amount of the transaction is specified in dollars or shares.
- Signatures of all owners appear exactly as they are registered on the account and are in original form, as photocopies are not accepted.
-  Any required medallion signature guarantees (if applicable) are included.
- Other supporting legal documents (as necessary) are present, including such requirements for written requests.

ACCOUNT STATEMENTS

Every investor receives regular account statements. Investors will also receive an annual statement that describes the tax characteristics of any dividends and distributions a Fund has paid to the investor during the year.

SHAREHOLDER MAILINGS

To help reduce Fund expenses and environmental waste, the Funds combine mailings for multiple accounts going to a single address by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Institutional Fund Representatives at 888 838-5132.

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS

TO ESTABLISH AN ACCOUNT
Please call an Institutional Fund Representative at 888 838-5132 before wiring funds.

By Wire - Transmit your investment to Mellon Trust of New England with these instructions:
-  ABA #011001234
   fund name and DDA#
   Boston, Massachusetts

  - ABN AMRO Institutional Prime Money Market Fund DDA #140414


  - ABN AMRO Institutional Government Money Market Fund DDA #140414


  - ABN AMRO Institutional Treasury Money Market Fund DDA #140414

-  the Institutional Share class
-  your Social Security or tax ID number
-  account registration
-  dealer number, if applicable
-  account number

Call us to obtain an account number. Return your application with the account number on the application.

TO BUY ADDITIONAL SHARES
Please call an Institutional Fund Representative at 888 838-5132 before wiring funds.

By Wire - Transmit your investment to Mellon Trust of New England with these instructions:
-  ABA #011001234
   fund name and DDA#
   Boston, Massachusetts

-  ABN AMRO Institutional Prime Money Market Fund DDA 140414


-  ABN AMRO Institutional Government Money Market Fund DDA 140414


-  ABN AMRO Institutional Treasury Money Market Fund DDA 140414

-  the Institutional Share class
-  your Social Security or tax ID number
-  account registration
-  dealer number, if applicable

TO SELL SHARES
Please call an Institutional Fund Representative at 888 838-5132 before redeeming shares.

By Wire - Be sure the Fund has your bank account information on file. Proceeds will be wired to your bank.

----------------------------------------------------------------
WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
----------------------------------------------------------------

A Medallion Signature Guarantee is not required for large redemptions (over $50,000) if:

Corporation --
-  account is in "good order"
-  corporate resolution is on file
-  proceeds wired to existing wire instructions on account

Individual --
-  account is in "good order"
-  current account balance is over $500,000
-  proceeds wired to existing wire instructions on account

WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  you are requesting changes to your wire instructions
-  you are requesting a check redemption over $50,000

ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder account access on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 888-838-5132. One of our Investor Services Associate will ask a series of questions to verify your identity and assign a temporary PIN that will allow you to log onto "Account Access" on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You also need to have bank account information, Automated Clearing-House (ACH) instructions or other options established on your account.

ABN AMRO Funds has procedures in place to try to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.

Financial Highlights


This financial highlights table is to help you understand the financial performance of ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND. The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements as of October 31, 2003, which have been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request. ABN AMRO INSTITUTIONAL GOVERNMENT MONEY MARKET FUND and ABN AMRO INSTITUTIONAL TREASURY MONEY MARKET FUND had not yet commenced operations as of October 31, 2003.


ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND



                                                       Year         Year      Ten Months        Year        Period
                                                      Ended        Ended        Ended          Ended         Ended
                                                     10/31/03     10/31/02     10/31/01       12/31/00    12/31/99(a)
                                                     --------     --------    ----------      --------    -----------
Net Asset Value, Beginning of Period                $     1.00   $     1.00   $     1.00     $     1.00   $      1.00
                                                    ----------   ----------   ----------     ----------   -----------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                   0.01         0.02         0.04           0.06          0.00(b)
                                                    ----------   ----------   ----------     ----------   -----------
  Less Distributions from net investment income          (0.01)       (0.02)       (0.04)         (0.06)         0.00(b)
                                                    ----------   ----------   ----------     ----------   -----------
Net Assets Value, End of Period                     $     1.00   $     1.00   $     1.00     $     1.00   $      1.00
                                                    ==========   ==========   ==========     ==========   ===========
TOTAL RETURN                                              1.14%        1.84%        3.73%(c)       6.32%         0.05%(c)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000's)                $2,035,709   $2,189,305   $1,651,104     $1,445,394        $5,000
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser             0.18%        0.18%        0.19%          0.20%         3.39%
  After reimbursement of expenses by Adviser              0.18%        0.18%        0.19%          0.20%         0.20%
Ratios of net investment income to average net
assets:
  Before reimbursement of expenses by Adviser             1.13%        1.80%        4.37%          6.46%         1.22%
  After reimbursement of expenses by Adviser              1.13%        1.80%        4.37%          6.46%         4.40%



(a)ABN AMRO Institutional Prime Money Market Fund -- Class Y commenced investment operations on December 28, 1999.


(b)Represents less than $0.005 per share.


(c)Not Annualized.

General Information


If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents:


SHAREHOLDER REPORTS

You will receive semi-annual reports dated April 30 and annual reports, audited by independent auditors, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated in this prospectus by reference and dated March 1, 2004, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS


CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and get answers to your questions about the Funds by contacting:

Address:   ABN AMRO Funds
           P.O. Box 9765
           Providence, RI 02940

Phone:     Shareholder Services &             888 838-5132
           Fund Literature
           Investment Advisor Services        800 597-9704

Web site:  www.abnamrofunds.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

Investment Company Act File Number: 811-8004                            ABN-Y-04

MARCH 1, 2004

     INSTITUTIONAL
     MONEY MARKET
     FUNDS

     CLASS YS SHARES

[LOGO] ABN-AMRO Funds

Prospectus
                                                                  ABN AMRO Funds


                                                 The Securities and Exchange
                                                 Commission has not approved or
                                                 disapproved these or any mutual
                                                 fund's shares or determined if
                                                 this prospectus is accurate or
                                                 complete. Any representation to
                                                 the contrary is a crime.


Not FDIC Insured. No Bank Guarantee. May Lose Value.

                                                       TICKER SYMBOL
  MONEY MARKET FUNDS

  ABN AMRO Institutional Prime Money Market Fund           AMRXX
  ABN AMRO Institutional Government Money Market Fund
  ABN AMRO Institutional Treasury Money Market Fund

[ABN AMRO FUNDS LOGO]
Thank you for your interest in ABN AMRO Funds. Our diversified family of funds offers you a variety of investment opportunities to help you meet your financial goals. Please read this prospectus carefully and keep it for future reference.

For a list of terms with definitions that you may find helpful as you read this prospectus, please refer to the "Investment Terms" section.
------------------------------

Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).
------------------------------

TABLE OF CONTENTS


                                                                    Page

FUND SUMMARIES
    Investment Objectives, Principal Investment Strategies
      and Risks, Fund Performance                                     3
    MONEY MARKET FUNDS                                                3
    ABN AMRO Institutional Prime Money Market Fund                    3
    ABN AMRO Institutional Government Money Market Fund               5
    ABN AMRO Institutional Treasury Money Market Fund                 6
Fund Expenses                                                         7
INVESTMENT TERMS                                                      8
MORE ABOUT ABN AMRO FUNDS                                             9
    Risk Summary                                                      9
    Other Investment Strategies                                       9
MANAGEMENT OF THE FUNDS                                              11
    The Adviser                                                      11
SHAREHOLDER INFORMATION                                              12
    Purchasing Shares                                                12
    Minimum Investment                                               12
    Selling Shares                                                   12
    General Policies                                                 12
    Shareholder Service Fee                                          13
    Distributions and Taxes                                          13
    Investor Services Exchange Privilege                             13
    Account Statements                                               13
    Shareholder Mailings                                             13
    Instructions for Account Transactions                            14
FINANCIAL HIGHLIGHTS                                                 16
GENERAL INFORMATION                                             Back Cover


No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. Mutual funds have the following general risks:
- money market fund yields will fluctuate
- you could lose money
- you cannot be certain that a fund will achieve its investment objective

MONEY MARKET FUNDS

ABN AMRO Institutional Prime Money Market Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests substantially all of its assets in high quality money market instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities and repurchase agreements involving these instruments. The Fund may also invest in U.S. dollar-denominated securities of foreign issuers. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the credit quality ratings of the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
 -  are denominated in U.S. dollars
 -  have high credit quality and minimal credit risk
 -  mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and affect the Fund's yield.


INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the Fund.

INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.


U.S. GOVERNMENT AGENCY SECURITIES RISK: Certain U.S. government agency securities, such as those issued by the Federal Home Loan Bank, are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the United States Treasury.


MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the market or its peers. Also, the Fund could fail to meet its investment objective.

FOREIGN SECURITIES RISK: Investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

FUND PERFORMANCE

The Institutional Service Shares of ABN AMRO Institutional Prime Money Market Fund were reorganized into Class YS shares of the Fund on September 27, 2001, and the Fund adopted the name of its predecessor. Performance figures shown below include the performance of the Institutional Service Shares of the predecessor fund.

The bar chart shows how the Fund's performance has varied from year to year over the periods shown. This information may help illustrate the risks of investing in the Fund. As with all mutual funds, past performance does not guarantee future performance.

                           CALENDAR YEAR TOTAL RETURN
[BAR GRAPH]

                                                                             TOTAL RETURN
                                                                             ------------
2001                                                                             3.86
2002                                                                             1.44
2003                                                                             0.80


  Best quarter:          12/00   1.58%
  Worst quarter:         12/03   0.17%

MONEY MARKET FUNDS
ABN AMRO Institutional Prime Money Market Fund (continued)

The following table indicates how the Fund's average annual returns for different calendar periods compared to the returns of the iMoneyNet First Tier Institutional Average. All figures assume reinvestment of dividends and distributions. It is not possible to invest in an index.

                          AVERAGE ANNUAL TOTAL RETURN
                   (For the periods ended December 31, 2003)


                                              Since
                                 1 Year    Inception(a)
-----------------------------------------------------------
ABN AMRO Institutional
  Prime Money Market
  Fund(b)                        0.80%        2.65%
-----------------------------------------------------------
iMoneyNet First Tier
  Institutional Average          0.84%        2.70%
-----------------------------------------------------------



(a) Inception of Class YS shares: June 29, 2000. iMoneyNet First Tier Institutional Average data computed from June 30, 2000.



(b) Performance reflects expense limitations that were in effect during the periods presented. If expense limitations had not been in place, the Fund's performance would have been reduced.


To obtain the Fund's current yield, please call 888 838-5132 or visit our Web site at www.abnamrofunds.com.

MONEY MARKET FUNDS

ABN AMRO Institutional Government Money Market Fund

                     (not currently available for purchase)

INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests 100% of its assets in U.S. government money market instruments and repurchase agreements involving these instruments, such as U.S. Treasury obligations and U.S. government agency securities. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.

The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
 - are denominated in U.S. dollars
 - have high credit quality and minimal credit risk
 - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.


U.S. GOVERNMENT AGENCY SECURITIES RISK: Certain U.S. government agency securities, such as those issued by the Federal Home Loan Bank, are backed by the right of the issuer to borrow from the U.S. Treasury while others, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the issuer or instrumentality. While the U.S. government is able to provide financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the United States Treasury.



INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the Fund.


INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and affect the Fund's yield.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the market or its peers. Also, the Fund could fail to meet its investment objective.

FUND PERFORMANCE

The Fund has not yet commenced operations as of March 1, 2004 and does not have any performance history. Performance information will be included in the Fund's next annual or semi-annual report if operations commence.

MONEY MARKET FUNDS

ABN AMRO Institutional Treasury Money Market Fund

                     (not currently available for purchase)

INVESTMENT OBJECTIVE

The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

PRINCIPAL INVESTMENT STRATEGIES


Under normal conditions, the Fund invests at least 80% of its assets in U.S. Treasury money market instruments and repurchase agreements involving these instruments and shares of money market funds that primarily invest in U.S. Treasury obligations. The dollar-weighted average maturity of the securities in the Fund is 90 days or less.


The portfolio manager:
- structures the Fund's portfolio based on interest rates, market conditions and liquidity needs
- monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates
-  selects securities that:
 - are denominated in U.S. dollars
 - have high credit quality and minimal credit risk
 - mature or reset in 397 days or less

PRINCIPAL RISKS OF INVESTING IN THIS FUND

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.


INFLATION RISK: Inflation risk is the risk that inflation may erode the real value of an investment in the Fund.


INTEREST RATE RISK: If interest rates rise, bond prices will fall. The longer the maturity of a bond, the more sensitive a bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater price sensitivity than a short-term bond (2-year). Short-term and long-term bond prices and interest rates do not typically move the same amount or for the same reasons.

CREDIT RISK: Credit risk (also called default risk) is the risk that the issuer of a security will not be able to make principal and interest payments on a debt issue. The credit ratings of issuers could change and affect the Fund's yield.

MANAGER RISK: The performance of the Fund is dependent upon the portfolio manager's skill in making appropriate investments. As a result, the Fund may underperform the market or its peers. Also, the Fund could fail to meet its investment objective.

FUND PERFORMANCE

The Fund has not yet commenced operations as of March 1, 2004 and does not have any performance history. Performance information will be included in the Fund's next annual or semi-annual report if operations commence.

Fund Expenses

As an investor in the Funds, you pay certain indirect fees and expenses, which are described in the table below.

SHAREHOLDER FEES
As a benefit of investing with the Funds, you do not incur any sales loads, exchange fees or redemption fees.

ANNUAL FUND OPERATING EXPENSES
Operating expenses are the normal costs of operating any mutual fund. These expenses are not charged directly to investors. They are paid from a Fund's assets and are expressed as an expense ratio, which is a percentage of average daily net assets.


                                                                                       TOTAL
                                                              MANAGEMENT    OTHER     EXPENSE
FUND(A)                                                          FEES      EXPENSES    RATIO
ABN AMRO Institutional Prime Money Market                        0.10%       0.33%     0.43%
ABN AMRO Institutional Government Money Market(b)                0.10        0.40      0.50
ABN AMRO Institutional Treasury Money Market(b)                  0.10        0.40      0.50



(a) Each Fund offers two classes of shares that invest in the same portfolio of securities, Class Y and Class YS shares. Class YS shares are subject to a shareholder service fee which is included in "Other Expenses"; therefore expenses and performance figures will vary between the classes. The information set forth in the table above and the example below relates to Class YS shares, which are offered in this prospectus. Class Y shares are offered in a separate prospectus.



(b) Since the Fund has not commenced operations as of March 1, 2004, other expenses are based on estimated amounts for the current fiscal year.


EXAMPLE
This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a Fund's actual or future expenses and returns.

FUND                                                          1 YEAR         3 YEARS         5 YEARS         10 YEARS
ABN AMRO Institutional Prime Money Market                      $44            $138            $241             $542
ABN AMRO Institutional Government Money Market                  51             160             N/A              N/A
ABN AMRO Institutional Treasury Money Market                    51             160             N/A              N/A

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.


EXPENSE RATIO: A fund's cost of doing business, expressed as a percentage of its assets and disclosed in a prospectus.



FIXED INCOME SECURITIES: Bonds and other securities that are used by issuers to borrow money from investors. Typically, the issuer pays the investor a fixed, variable or floating rate of interest and must repay the borrowed amount at a specified time in the future (maturity).



INVESTMENT OBJECTIVE: The goal that an investor and a mutual fund seek together. Examples include current income, long-term capital growth, etc.


ISSUER: The company, municipality or government agency that issues a security, such as a stock, bond or money market security.


MANAGEMENT FEE: The amount that a mutual fund pays to the investment adviser for its services.



IMONEYNET FIRST TIER INSTITUTIONAL AVERAGE: The iMoneyNet First Tier Institutional Average includes only non-government institutional funds that also are not holding any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasuries, U.S. government agency securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset backed commercial paper.



MONEY MARKET SECURITIES: Short-term fixed income securities of federal and local governments, banks and corporations.



MUTUAL FUND: An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.


NET ASSET VALUE (NAV): The per share value of a mutual fund, found by subtracting a fund's liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.


NO-LOAD FUND: A mutual fund whose shares are sold without a sales charge and without a 12b-1 fee of more than 0.25% per year.


REPURCHASE AGREEMENTS (REPOS): Transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day.


U.S. GOVERNMENT SECURITIES: Fixed income obligations of the U.S. government and its various agencies, U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee, however, does not extend to the market prices for such securities, which can fluctuate.


YIELD: A measure of net income (dividends and interest) earned by the securities in a fund's portfolio, less the fund's expenses during a specified period. A fund's yield is expressed as a percentage of the maximum offering price per share on a specified date.

More About ABN AMRO Funds

RISK SUMMARY


The following chart compares the principal risks of investing in each ABN AMRO Fund. More information about the risks associated with investing in ABN AMRO Funds can also be found in the Statement of Additional Information (SAI).


                                           CREDIT       FOREIGN      INFLATION    INTEREST     MANAGER          US
                                                       SECURITIES                   RATE                    GOVERNMENT
                                                                                                              AGENCY
                                                                                                            SECURITIES
ABN AMRO Institutional Prime Money
  Market Fund                                X            X             X            X            X             X
ABN AMRO Institutional Government
  Money Market Fund                          X                          X            X            X             X

ABN AMRO Institutional Treasury Money
  Market Fund                                X                          X            X            X

X = Risk factor applicable to a Fund.

OTHER INVESTMENT STRATEGIES


The investment policies of ABN AMRO Institutional Treasury Money Market Fund and ABN AMRO Institutional Government Money Market Fund relating to the type of securities in which 80% (100% for ABN AMRO Institutional Government Money Market
Fund) of the Fund's assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days' notice of such changes.

In addition to the principal investment strategies described in the summaries, there may be times when a Fund uses secondary investment strategies in seeking to achieve its investment objectives. These strategies may involve additional risks.

COMMERCIAL PAPER

Commercial paper are short-term fixed income securities issued by banks, corporations and other borrowers. There is the risk that the issuer of the commercial paper will not be able to make principal and/or interest payments.

INVESTMENT COMPANIES

To the extent permitted by the Investment Company Act of 1940, as amended, Funds may invest in securities issued by other investment companies. Generally, the Funds invest in other investment companies in connection with the management of their daily cash position. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly in connection with its own operations.

REPURCHASE AGREEMENTS

Repurchase agreements, or repos, are transactions in which a security (usually a government security) is purchased with a simultaneous commitment to sell it back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually the next day. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as any disposition costs in liquidating the security.

RULE 144A SECURITIES

Rule 144A securities are restricted securities that can be sold to qualified institutional buyers under the Securities Act of 1933. Investing in Rule 144A securities may increase the illiquidity of a Fund's investments in the event that an adequate trading market does not exist for these securities.

U.S. GOVERNMENT SECURITIES

These are fixed income obligations of the U.S. government and its various agencies. U.S. government securities issued by the Treasury (bills, notes and bonds) are backed by the full faith and credit of the federal government. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. The guarantee, however, does not extend to the market prices for such securities which can fluctuate.


                                                    COMMERCIAL    INVESTMENT    REPURCHASE       RULE           US
                                                      PAPER       COMPANIES     AGREEMENTS       144A       GOVERNMENT
                                                                                              SECURITIES    SECURITIES
ABN AMRO Institutional Prime Money Market Fund         X P            X            X P           X P           X P

ABN AMRO Institutional Government Money Market
  Fund                                                                X            X P                         X P

ABN AMRO Institutional Treasury Money Market
  Fund                                                                X            X P                         X P


X = Investment strategy applicable to a Fund.
P = Components of a Fund's principal investment strategy.

Management of the Funds

THE ADVISER

The Adviser provides management services to the Funds. The Adviser is paid an annual management fee of 0.10% by each Fund for its services based on the average daily net assets of the Fund. The accompanying information highlights the Funds' lead portfolio manager and her investment experience.

ABN AMRO ASSET MANAGEMENT (USA) LLC

ABN AMRO Asset Management (USA) LLC ("ABN AMRO Asset Management") is the Adviser to each Fund. As of December 31, 2003, ABN AMRO Asset Management managed approximately $10.5 billion in assets, consisting of accounts for corporations, unions, governments, insurance companies, charitable organizations and investment companies. ABN AMRO Asset Management, located at 161 North Clark Street, 9th Floor, Chicago, IL 60601, is an indirect and wholly-owned subsidiary of ABN AMRO Holding N.V. and an affiliate of the Funds' Administrator. For the most recent fiscal year, ABN AMRO Institutional Prime Money Market Fund paid the Adviser a management fee of 0.10% of its average daily net assets.



Karen Van Cleave has been the Portfolio Manager of each Fund since its inception. Ms. Van Cleave, Managing Director, joined the Adviser in January 1994. Prior to 1994, Ms. Van Cleave was a Vice President and Portfolio Manager at Chemical Investment Group, Ltd. for three years. Prior to that, she worked at Shearson Lehman Hutton (and its predecessors) for seven years in their money market fund complex. Ms. Van Cleave earned her B.S. in Business Administration from Boston University.

Shareholder Information

PURCHASING SHARES


Shares are purchased at a Fund's net asset value (NAV). The NAV for each share class of a Fund is determined each business day, at the close of regular trading on the New York Stock Exchange (NYSE) typically 4:00 p.m. ET by dividing a class' net assets by the number of shares outstanding. In addition, ABN AMRO Institutional Prime Money Market Fund also calculates the NAV each business day at 10:00 a.m., 12:00 p.m. and 2:00 p.m. ET. Currently, the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. An order will be priced at the next NAV calculated after the Fund receives the order. Each Fund uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price and adjustments for discounts or premiums are reflected in their acquisition cost. The amortized cost method of valuation is designed to help a Fund maintain a constant price of $1.00 per share.



Orders in "good order" placed prior to 10:00 a.m., 12:00 p.m. and 2:00 p.m. (ABN AMRO Institutional Prime Money Market Fund) and 4:00 p.m. ET. (all Funds) and for which payments are received in or converted into federal funds, and orders which are confirmed by telephonic confirmation will become effective at the next NAV determined on that day. Under normal circumstances, purchase requests received before 4:00 p.m. ET will receive the dividend declared on that day.



Your purchase will be processed at the next NAV calculated after your investment has been converted to federal funds. On days when the NYSE is open for trading and federal banks are closed (currently, Columbus Day and Veterans' Day), conversion into federal funds does not occur until the next business day. If you invest by check or a non-federal funds wire, you should allow one business day after receipt for conversion into federal funds.


MINIMUM INVESTMENT

The minimum initial investment in Class YS is $5,000,000. There is no minimum subsequent investment amount. A Fund may waive or lower purchase minimums in other circumstances including:
- for affiliates, Trustees and employees of ABN AMRO Asset Management (USA) and its affiliated companies or
- with a "letter of intent." This letter would explain how the investor/financial consultant would purchase shares over a Board-approved specified period of time to meet the minimum investment requirement.

Balances can be aggregated to meet the minimum initial investment requirements for the accounts of:
  o  clients of a financial consultant
  o immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws)
  o  a corporation or other legal entity

SELLING SHARES


Investors may redeem shares at any time, by wire or telephone. The investor will receive the next NAV calculated after the Fund's transfer agent or other authorized agent receives the investor's order. Under normal circumstances, wires are released on an hourly basis throughout the trading day. However, redemption proceeds may be sent to investors within seven days of a redemption request. Redemption requests received before 4:00 p.m. ET for proceeds to be sent out by wire will normally be wired the same day.


Selling recently purchased shares may result in a delay in receipt of an investor's redemption proceeds of up to eight business days or until a Fund has collected payment from the investor.

GENERAL POLICIES

The Funds will not be responsible for any fraudulent telephone order, provided that the customer service representative takes reasonable measures to verify the order and the investor did not decline telephone privileges on the application.

The Funds have the right to:
- refuse any purchase or exchange of shares if it could adversely affect the Fund or its operations
- change or discontinue exchange privileges or temporarily suspend exchange privileges during unusual market conditions (see Investor Services)
- delay sending redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
-  suspend redemptions as permitted by law (e.g., emergency situations)

-  change, withdraw or waive various services, fees and account policies


Each Fund may also make a "redemption in kind" under certain circumstances (e.g., if the Adviser determines that the amount being redeemed is large enough to affect Fund operations). Investors who receive a redemption in kind may be required to pay brokerage costs to sell the securities distributed by the Fund, as well as the taxes on any gain from the sale.

A Fund may be required to "freeze" your account if there appears to be suspicious activity or if the account information matches information on a government list of known terrorists or other suspicious persons.

CUSTOMER IDENTIFICATION PROGRAM
Federal law requires ABN AMRO Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with ABN AMRO Funds. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, ABN AMRO Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in ABN AMRO Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. ABN AMRO Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

SHAREHOLDER SERVICE FEE

The Funds have adopted a shareholder servicing plan for the Class YS shares of each Fund (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, each Fund pays a fee of up to 0.25% of the average daily net assets of the Class YS shares. This fee is paid to the distributor to perform, or to compensate other service providers for performing, the following administrative services for shareholders: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; providing sweep services; and processing dividend payments.

It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers.


In addition to distribution and service fees paid by the Funds, the Advisers or their affiliates may compensate brokers or other service providers for various services out of their own assets and not as an additional charge to the Funds.


DISTRIBUTIONS AND TAXES

Typically, each Fund pays its shareholders dividends from its net investment income once a month, and distributes any net capital gains once a year. The Funds do not expect to distribute capital gains to shareholders. Dividends and distributions are reinvested in additional Fund shares unless the investor instructs the Fund otherwise.

Fund distributions, regardless of whether received in cash or reinvested in additional shares, may be subject to federal income tax. An exchange is treated as a taxable event.

Each investor's tax situation is unique. Investors should consult a tax professional about federal, state and local tax consequences.

INVESTOR SERVICES EXCHANGE PRIVILEGE

An investor may exchange Class YS shares of any Fund for Class YS shares of any other ABN AMRO Fund by requesting an exchange in writing or by telephone. New accounts established through an exchange will have the same privileges as the original account (as long as they are available). Please read the current Prospectus for a Fund before exchanging into it.

HOW DOES AN EXCHANGE TAKE PLACE?
When you exchange your shares, you authorize the sale of your shares in one Fund to purchase shares of another Fund. In other words, you are requesting a sale and then a purchase. The sale of your shares may be taxable.
----------------------------------------------------------------
BUY, EXCHANGE AND SELL REQUESTS ARE IN "GOOD ORDER" WHEN
-  The account number and Fund name are included.
-  The amount of the transaction is specified in dollars or shares.
- Signatures of all owners appear exactly as they are registered on the account and are in original form, as photocopies are not accepted.
-  Any required medallion signature guarantees (if applicable) are included.
- Other supporting legal documents (as necessary) are present, including such requirements for written requests.
----------------------------------------------------------------

ACCOUNT STATEMENTS

Every investor receives regular account statements. Investors will also receive an annual statement that describes the tax characteristics of any dividends and distributions a Fund has paid to the investor during the year.

SHAREHOLDER MAILINGS

To help reduce Fund expenses and environmental waste, the Funds combine mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Institutional Fund Representatives at 888 838-5132.

INSTRUCTIONS FOR ACCOUNT TRANSACTIONS


TO ESTABLISH AN ACCOUNT
Please call an Institutional Fund Representative at 888 838-5132 before wiring funds.

By Wire - Transmit your investment to Mellon Trust of New England with these instructions:
-  ABA #011001234
   fund name and DDA#
   Boston, Massachusetts

-  ABN AMRO Institutional Prime Money Market Fund DDA #140414


-  ABN AMRO Institutional Government Money Market Fund DDA #140414


-  ABN AMRO Institutional Treasury Money Market Fund DDA #140414

-  the Institutional Service Share class
-  your Social Security or tax ID number
-  account registration
-  dealer number, if applicable
-  account number

Call us to obtain an account number. Return your application with the account number on the application.

TO BUY ADDITIONAL SHARES
Please call an Institutional Fund Representative at 888 838-5132 before wiring funds.

By Wire - Transmit your investment to Mellon Trust of New England with these instructions:
-  ABA #011001234
   fund name and DDA#
   Boston, Massachusetts

-  ABN AMRO Institutional Prime Money Market Fund DDA 140414


-  ABN AMRO Institutional Government Money Market Fund DDA 140414


-  ABN AMRO Institutional Treasury Money Market Fund DDA 140414

-  the Institutional Service Share class
-  your Social Security or tax ID number
-  account registration
-  dealer number, if applicable

TO SELL SHARES
Please call an Institutional Fund Representative at 888 838-5132 before redeeming shares.

By Wire - Be sure the Fund has your bank account information on file. Proceeds will be wired to your bank.
----------------------------------------------------------------
WHAT IS A MEDALLION SIGNATURE GUARANTEE?
A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agencies, savings associations or other financial institution which is participating in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A NOTARY PUBLIC STAMP OR SEAL CANNOT BE SUBSTITUTED FOR A MEDALLION SIGNATURE GUARANTEE.
----------------------------------------------------------------

A Medallion Signature Guarantee is not required for large redemptions (over $50,000) if:

Corporation --
-  account is in "good order"
-  corporate resolution is on file
-  proceeds wired to existing wire instructions on account

Individual --
-  account is in "good order"
-  current account balance is over $500,000
-  proceeds wired to existing wire instructions on account

WE REQUIRE MEDALLION SIGNATURE GUARANTEES IF:
-  you are requesting changes to your wire instructions
-  you are requesting a check redemption over $50,000

ABN AMRO FUNDS WEB SITE
ABN AMRO Funds maintains a Web site located at http://www.abnamrofunds.com. You can access information such as your account balance and the Funds' NAVs through our Web site. In order to engage in shareholder account access on our Web site, you must obtain a Personal Identification Number (PIN) by calling us at 888-838-5132. One of our Investor Services Associate will ask a series of questions to verify your identify and assign a temporary PIN that will allow you to log onto "Account Access" on our site. You will be prompted to change the temporary PIN to a new PIN, which will be known only to you, and then you may access your account information. You may also need to have bank account information, ACH instructions or other options established on your account.

ABN AMRO Funds has procedures in place to try to prevent unauthorized access to your account information. The Funds and their agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.

Financial Highlights


This financial highlights table is to help you understand the financial performance of ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND. The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements as of October 31, 2003, is included in the Fund's Annual Report, which is available upon request. ABN AMRO INSTITUTIONAL GOVERNMENT MONEY MARKET FUND and ABN AMRO INSTITUTIONAL TREASURY MONEY MARKET FUND had not yet commenced operations as of October 31, 2003.


ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND


                                                               Year          Year        Ten Months        Period
                                                              Ended         Ended          Ended            Ended
                                                             10/31/03      10/31/02       10/31/01       12/31/00(a)
                                                             --------      --------      ----------      -----------
Net Asset Value, Beginning of Period                           $1.00         $1.00          $1.00            $1.00
                                                             -------       -------        -------          -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.01          0.02           0.03             0.03
                                                             -------       -------        -------          -------
  Less Distributions from net investment income                (0.01)        (0.02)         (0.03)           (0.03)
                                                             -------       -------        -------          -------
Net Asset Value, End of Period                                 $1.00         $1.00          $1.00            $1.00
                                                             =======       =======        =======          =======
TOTAL RETURN                                                    0.88%         1.59%          3.52%(b)         3.20%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets End of Period (in 000's)                          $61,898       $79,168        $92,009          $71,609
Ratios of expenses to average net assets:
  Before reimbursement of expenses by Adviser                   0.43%         0.43%          0.44%            0.45%
  After reimbursement of expenses by Adviser                    0.43%         0.43%          0.44%            0.45%
Ratios of net investment income to average net assets
  Before reimbursement of expenses by Adviser                   0.88%         1.55%          4.12%            6.23%
  After reimbursement of expenses by Adviser                    0.88%         1.55%          4.12%            6.23%

(a) ABN AMRO Institutional Prime Money Market Fund -- Class YS commenced investment operations on June 29, 2000.

(b) Not Annualized.

General Information


If you wish to know more about ABN AMRO Funds, you will find additional information in the following documents:


SHAREHOLDER REPORTS

You will receive semi-annual reports dated April 30 and annual reports, audited by independent auditors, dated October 31. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, which is incorporated in this prospectus by reference and dated March 1, 2004, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS


CONTACTING ABN AMRO FUNDS
You can get free copies of the reports and SAI, request other information and get answers to your questions about the Funds by contacting:

Address:   ABN AMRO Funds
           P.O. Box 9765
           Providence, RI 02940
Phone:     Shareholder Services &             888 838-5132
           Fund Literature
           Investment Advisor Services        800 597-9704
Web site:  www.abnamrofunds.com

OBTAINING INFORMATION FROM THE SEC
You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 942-8090. Also, you can obtain copies of this information by sending your request and duplication fee to the SEC's Public Reference Room, Washington D.C. 20549-0102 or by e-mailing the SEC at publicinfo@sec.gov.

Investment Company Act File Number: 811-8004                           ABN-YS-04

                                 ABN AMRO FUNDS

                                 CLASS N SHARES
                              ABN AMRO Growth Fund
                     ABN AMRO/Montag & Caldwell Growth Fund
                       ABN AMRO/TAMRO Large Cap Value Fund
                               ABN AMRO Value Fund
                              ABN AMRO Mid Cap Fund
                          ABN AMRO/TAMRO Small Cap Fund
                         ABN AMRO Select Small Cap Fund
                     ABN AMRO/Veredus Aggressive Growth Fund
                       ABN AMRO/Veredus Select Growth Fund
                            ABN AMRO Real Estate Fund
                          ABN AMRO/Veredus SciTech Fund
                             ABN AMRO Balanced Fund
                    ABN AMRO/Montag & Caldwell Balanced Fund
                      ABN AMRO Global Emerging Markets Fund
                       ABN AMRO International Equity Fund
                               ABN AMRO Bond Fund
                          ABN AMRO Municipal Bond Fund
                       ABN AMRO Investor Money Market Fund
                          ABN AMRO High Yield Bond Fund
                       ABN AMRO Investment Grade Bond Fund

                                 CLASS C SHARES

                              ABN AMRO Growth Fund

                                 CLASS R SHARES

                              ABN AMRO Growth Fund
                     ABN AMRO/Montag & Caldwell Growth Fund

                                 CLASS I SHARES

                          Montag & Caldwell Growth Fund
                              ABN AMRO Growth Fund
                     ABN AMRO/Veredus Aggressive Growth Fund
                            ABN AMRO Equity Plus Fund
                             ABN AMRO Balanced Fund
                         Montag & Caldwell Balanced Fund
                               ABN AMRO Bond Fund
                       ABN AMRO Investment Grade Bond Fund
                      ABN AMRO Government Money Market Fund
                           ABN AMRO Money Market Fund
                      ABN AMRO Tax-Exempt Money Market Fund
                       ABN AMRO Treasury Money Market Fund
                      ABN AMRO Global Emerging Markets Fund
                          ABN AMRO High Yield Bond Fund

                                 CLASS S SHARES

                      ABN AMRO Government Money Market Fund
                           ABN AMRO Money Market Fund
                      ABN AMRO Tax-Exempt Money Market Fund
                       ABN AMRO Treasury Money Market Fund

                                 CLASS Y SHARES

                 ABN AMRO Institutional Prime Money Market Fund
                ABN AMRO Institutional Treasury Money Market Fund
               ABN AMRO Institutional Government Money Market Fund

                                 CLASS YS SHARES

                 ABN AMRO Institutional Prime Money Market Fund
                ABN AMRO Institutional Treasury Money Market Fund
               ABN AMRO Institutional Government Money Market Fund

                  (Each a "Fund" and collectively, the "Funds")

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 2004


         This Statement of Additional Information dated March 1, 2004 ("SAI") provides supplementary information pertaining to shares representing interests in twenty-eight investment portfolios of ABN AMRO Funds, formerly known as Alleghany Funds (the "Trust"). As of the date of this SAI, Class I shares of ABN AMRO Balanced Fund are not available and ABN AMRO Institutional Treasury Money Market Fund, ABN AMRO Institutional Government Money Market Fund, and Class N shares of ABN AMRO Global Emerging Markets Fund have not commenced operations.

         This Statement of Additional Information is not a Prospectus and should be read only in conjunction with each Fund's current Prospectus dated March 1, 2004, as amended or supplemented from time to time. No investment in any of the Funds should be made without first reading the appropriate Prospectus.

         The audited financial statements for the fiscal year ended October 31, 2003 for the Funds (except for ABN AMRO Institutional Treasury Money Market Fund, ABN AMRO Institutional Government Money Market Fund and ABN AMRO Global Emerging Markets Fund which had not commenced operations during the period) are incorporated herein by reference to the Funds' Annual Reports as filed with the Securities and Exchange Commission ("SEC"). This Statement of Additional Information is incorporated by reference to the prospectuses.

         You may obtain a Prospectus, Annual Report or Semi-Annual Report at no charge by contacting the Trust at ABN AMRO FUNDS, P.O. BOX 9765, PROVIDENCE, RI 02940 OR 800-992-8151.

                                TABLE OF CONTENTS


THE FUNDS............................................................................    1

INVESTMENT OBJECTIVES, STRATEGIES AND RISK CONSIDERATIONS............................    1

INVESTMENT RESTRICTIONS..............................................................   30

NON-FUNDAMENTAL INVESTMENT POLICIES..................................................   34

TRUSTEES AND OFFICERS OF THE TRUST...................................................   36

PROXY VOTING POLICIES AND PROCEDURES.................................................   43

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..................................   44

INVESTMENT ADVISORY AND OTHER SERVICES...............................................   56

                  The Investment Advisers............................................   56

                  The Sub-Advisers...................................................   62

                  The Administrator..................................................   64

                  The Sub-Administrator..............................................   68

                  Sub-Administration Fees............................................   69

                  The Distributor....................................................   69

                  The Distribution Plan..............................................   69

                  Shareholder Servicing Plan.........................................   72

                  Redemption Fees....................................................   73

                  Custodian..........................................................   73

                  Transfer Agent and Dividend Paying Agent...........................   74

                  Counsel and Auditors...............................................   74

BROKERAGE ALLOCATION AND OTHER PRACTICES.............................................   74

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS.....................................   74

DESCRIPTION OF SHARES................................................................   80

NET ASSET VALUE......................................................................   84

DIVIDENDS............................................................................   86

TAXES................................................................................   86

PERFORMANCE INFORMATION..............................................................   90

FINANCIAL STATEMENTS.................................................................   91

OTHER INFORMATION....................................................................   91

APPENDIX A...........................................................................  A-1

APPENDIX B...........................................................................  B-1

         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUSES IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                   THE FUNDS

         ABN AMRO Funds, formerly known as Alleghany Funds (the "Trust"), 161 North Clark Street, Chicago, Illinois 60601-3294, is an open-end management investment company. Each Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"), except ABN AMRO Real Estate Fund, which is classified as non-diversified. Each Fund is a series of the Trust, which was formed as a Delaware statutory trust on September 10, 1993. Prior to September 24, 2001, the Trust was known as the "Alleghany Funds." As of the date of this SAI, ABN AMRO Institutional Treasury Money Market Fund, ABN AMRO Institutional Government Money Market Fund and Class N shares of ABN AMRO Global Emerging Markets Fund have not commenced operations.

            INVESTMENT OBJECTIVES, STRATEGIES AND RISK CONSIDERATIONS

         The following supplements the information contained in each Prospectus concerning the investment objectives, strategies and risks of investing in the Funds. Except as otherwise stated below or in the applicable Prospectus, a Fund may invest in the portfolio investments included in this section. The investment practices described below, except as further set forth in "Investment Restrictions" for the discussion of portfolio borrowing transactions, are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS")

         ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interest in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interest in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. securities markets. Generally, depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES

         Asset-backed securities are securities backed by installment contracts, credit card and other receivables or other financial type assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets underlying securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments. An asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case for mortgage-backed securities. Falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security.

BELOW INVESTMENT-GRADE (HIGH YIELD) DEBT SECURITIES

         Fixed income securities rated Ba or lower by Moody's or BB or lower by S&P, frequently referred to as "junk bonds," are considered to be of poor standing and predominantly speculative. They generally offer higher yields than higher rated bonds. Such securities are subject to a substantial degree of credit risk. Such medium- and low-grade bonds held by a Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Additionally, high-yield bonds are often issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect a Fund's net asset value per share.

         In the past, the high yields from low-grade bonds have more than compensated for the higher default rates on such securities. However, there can be no assurance that diversification will protect a Fund from widespread bond defaults brought about by a sustained economic downturn, or that yields will continue to offset default rates on high-yield bonds in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing.

         The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, low- and medium-rated bonds may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower-rated securities held by a Fund, especially in a thinly traded market. Illiquid or restricted securities held by a Fund may involve valuation difficulties. Trading in the secondary market for high-yield bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high-yield bonds may be less liquid than the market for investment-grade corporate bonds. There are fewer securities dealers in the high-yield market, and purchasers of high-yield bonds are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, high-yield bond prices may become more volatile.

         YOUTH AND GROWTH OF LOWER-RATED SECURITIES MARKET - An economic downturn or increase in interest rates is likely to have an adverse effect on the lower-rated securities market generally (resulting in more defaults) and on the value of lower-rated securities contained in the portfolios of a Fund which hold these securities.

         SENSITIVITY TO ECONOMIC AND INTEREST RATE CHANGES - The economy and interest rates can affect lower-rated securities differently from other securities. For example, the prices of lower-rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher-rated investments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals or to obtain additional financing. If the issuer of a lower-rated security defaulted, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities and a Fund's net asset values.

         LIQUIDITY AND VALUATION - To the extent that an established secondary market does not exist and a particular obligation is thinly traded, the obligation's fair value may be difficult to determine because of the absence of reliable, objective data. As a result, a Fund's valuation of the obligation and the price it could obtain upon its disposition could differ.

         CREDIT RATINGS - The credit ratings of Moody's and S&P are evaluations of the safety of principal and interest payments of lower-rated securities. There is a risk that credit rating agencies may fail to timely change the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, the Investment Adviser or Sub-Investment Adviser also performs its own analysis of issuers in selecting investments for a Fund. The Investment Adviser or Sub-Investment Adviser's analysis of issuers may include, among other things, historic and current financial condition, current and anticipated cash flow and borrowing strength of management, responsiveness to business conditions, credit standing and current and anticipated results of operations.

         YIELDS AND RATINGS - The yields on certain obligations are dependent on a variety of factors, including general market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of Moody's and S&P represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         While any investment carries some risk, certain risks associated with lower-rated securities are different from those for investment-grade securities. The risk of loss through default is greater because lower-rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Fund's net asset value per share.

BORROWING

         A Fund may not borrow money or issue senior securities, except as described in this paragraph or as described in "Investment Restrictions." Any policy under "Investment Restrictions" which contradicts policies described in this paragraph govern that applicable Fund's policy on borrowing. A Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. A Fund may not mortgage, pledge or hypothecate any assets, except that each Fund may do so in connection with borrowings for temporary purposes in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of a Fund. A Fund may also borrow money for extraordinary purposes or to facilitate redemptions in amounts up to 25% of the value of total assets. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets. A Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"), REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICs") AND MULTI-CLASS PASS-THROUGHS

         Certain debt obligations which are collateralized by mortgage loans or mortgage pass-through securities are generally considered to be derivative securities. CMOs and REMICs are debt instruments issued by special-purpose entities which are secured by pools or mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on underlying collateral provides a Fund to pay debt service on the CMO or REMIC or make scheduled distributions on the multi-class pass-through securities. CMOs, REMICs and multi-class pass-through securities (collectively, CMOs unless the context indicates otherwise) may be issued by agencies or instrumentalities of the U.S. government or by private organizations.

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified coupon rate or adjustable rate tranche and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than the stated maturities or final distribution dates. Interest is paid or accrued on all classes of a CMO on a monthly, quarterly or semi-annual basis. The principal and interest on the underlying mortgages may be allocated among several classes of a series of a CMO in many ways. In a common structure, payments of principal, including any principal prepayments, on the underlying mortgages are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of a CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full.

         One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These adjustable-rate tranches, known as "floating-rate CMOs," will be considered as adjustable-rate mortgage securities ("ARMs") by a Fund. Floating-rate CMOs may be backed by fixed-rate or adjustable-rate mortgages; to date, fixed-rate mortgages have been more commonly utilized for this purpose. Floating-rate CMOs are typically issued with lifetime "caps" on the coupon rate thereon. These caps, similar to the caps on adjustable-rate mortgages, represent a ceiling beyond which the coupon rate on a floating-rate CMO may not be increased regardless of increases in the interest rate index to which the floating-rate CMO is geared.

         REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the mortgages which collateralize the REMICs in which a Fund may invest include mortgages backed by Ginnie Mae certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities or issued by private entities, which are not guaranteed by any government agency.

         Yields on privately issued CMOs as described above have been historically higher than the yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government. These Funds will not invest in subordinated privately issued CMOs.

         RESETS - The interest rates paid on the ARMs and CMOs in which these Funds may invest generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are three main categories of indices: those based on U.S. Treasury securities, those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include: the one-year, three-year and five-year constant maturity Treasury rates, the three-month Treasury bill rate, the six-month Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-, three- or six-month or one-year LIBOR, the prime rate of a specific bank or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

         CAPS AND FLOORS - The underlying mortgages which collateralize the ARMs and CMOs in which these Funds may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

CONVERTIBLE SECURITIES

         Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

DERIVATIVE INVESTMENTS

         The term "derivatives" has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, a specific security or an index of securities. As is the case with other types of investments, a Fund's derivative instruments may entail various types and degrees of risk, depending upon the characteristics of a derivative instrument and a Fund's overall portfolio.

         Each Fund permitted the use of derivatives may engage in such practices for hedging purposes, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in a Fund's prospectus. No Fund will engage in derivative investments purely for speculative purposes. A Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the Investment Adviser to be consistent with a Fund's overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to a Fund's other portfolio investments. ABN AMRO money market funds may invest in derivatives, specifically high quality floating rate instruments which reset off the following money market indices: U.S. Treasury Bills, Fed Funds, Prime and LIBOR. ABN AMRO High Yield Bond Fund may invest in derivatives as well, including credit default swaps, pooled instruments and as otherwise described in its prospectus.

         Where not specified, investment limitations with respect to a Fund's derivative instruments will be consistent with such Fund's existing percentage limitations with respect to its overall investment policies and restrictions. While not a fundamental policy, the total of all instruments deemed derivative in nature by the Investment Adviser will generally not exceed 20% of total assets for any Fund; however, as this policy is not fundamental, it may be changed from time to time when deemed appropriate by the Board of Trustees. The types of derivative securities in which certain Funds are permitted to invest include, but are not limited to, collaterized mortgage obligations, forward commitments, futures contracts, options, swap agreements and when-issued securities. Their respective policies and risks are described in this section. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.


DOLLAR ROLLS

         Dollar roll transactions consist of the sale of mortgage-backed securities to a bank or broker-dealer, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. A Fund will segregate cash or liquid securities in an amount at least equal to the dollar roll transaction. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

         If the broker-dealer to whom a Fund sells the security becomes insolvent, a Fund's right to purchase or repurchase the security may be restricted. Also, the value of the security may change adversely over the term of the dollar roll, such that the security that a Fund is required to repurchase may be worth less than the security that a Fund originally held.

EQUITY SECURITIES

         Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. The following describes various types of equity securities in which the Funds invest.

         Common Stocks

         Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings may influence the value of its common stock.

         Preferred Stocks

         Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may treat such redeemable preferred stock as a fixed income security.

         Warrants

         Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.

         Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

         Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

         A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

         The following describes various types of fixed income securities in which a Fund may invest.

         Treasury Securities

         Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

         Agency Securities

         Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

         The Funds treat mortgage-backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage-backed securities.

         Corporate Debt Securities

         Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

         In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

         Commercial Paper

         Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The commercial paper in which ABN AMRO Investment Grade Bond Fund invests will be rated A-1 by S&P, P-1 by Moody's or F-1 by Fitch. Subject to each Fund's limit on investing in illiquid securities, the ABN AMRO money market funds may invest, without limit, in commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the 1933 Act.

         Demand Instruments

         Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

         Pooled Vehicles

         The Funds may invest in debt securities indirectly through pooled products typically organized as trust structures (e.g., TRAINS and TRACERS) and typically sold pursuant to Rule 144A. TRAINS, TRACERS and similar products contain a basket of debt securities that are designed to provide broad credit exposure in a single product. The Funds will incur transaction costs associated with such products and may be subject to credit risk of the sponsoring entity.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

         Many international equity securities in which a Fund may invest will be traded in foreign currencies. Additionally, ABN AMRO High Yield Bond Fund may invest in high yield fixed interest securities issued by European corporations. These Funds may engage in certain foreign currency transactions, such as forward foreign currency exchange contracts, to guard against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of particular foreign currencies. In addition, a Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A Fund may use such securities for hedging purposes only. No Fund will engage in such investments purely for speculative purposes.

         A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, a fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from a Fund's investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. In the case of a forward foreign currency exchange contract, a Fund will segregate cash or liquid securities at least in an amount equal to the contract. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

         A Fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that they do so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the particular Fund's Investment Adviser. A Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. A Fund may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

FOREIGN SECURITIES

         Foreign securities are described below. For country allocations, a company is considered to be located in the country in which it is domiciled, in which it is primarily traded, from which it derives a significant portion of its revenues or in which a significant portion of its goods or services are produced. Foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks may include costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those with respect to domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Government regulation in many of the countries of interest to a Fund may limit the extent of a Fund's investment in companies in those countries. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

         Investments in securities of foreign issuers are frequently denominated in foreign currencies (including the Euro and other multinational currency units) and the value of a Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. A Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in emerging markets, including Latin American and Asian markets. This may limit a Fund's ability to effectively hedge its investments in such markets if it chose to do so.

         Securities of issuers located in countries with developing securities markets pose greater liquidity risks and other risks than securities of issuers located in developed countries and traded in more established markets. Low liquidity in markets may adversely affect a Fund's ability to buy and sell securities and cause increased volatility. Developing countries may at various times have less stable political environments than more developed nations. Changes of control may adversely affect the pricing of securities from time to time. Some developing countries may afford only limited opportunities for investing. In certain developing countries, a Fund may be able to invest solely or primarily through ADRs or similar securities and government approved investment vehicles, including closed-end investment companies.

         The settlement systems in certain emerging markets, including Asian and Eastern European countries such as Russia, are less developed than in more established markets. As a result, there may be a risk that settlement may be delayed and that cash or securities of a Fund may be in jeopardy because of failures or of defects in the systems used. In particular, market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by the executing broker or bank might result in a loss to a Fund investing in emerging market securities.

         Certain risks associated with international investments and investing in smaller, developing markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. Furthermore, Latin American currencies may not be internationally traded. Also, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest companies in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and a Fund, as well as the value of securities in a Fund's portfolio.

         In making investment decisions for a Fund, the Investment Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets; the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Investment Adviser's decisions regarding these risks may not be correct or prove to be unwise and, generally, any losses resulting from investing in foreign countries will be borne by Fund shareholders.

         Holding Fund assets in foreign countries presents additional risks including, but not limited to, the risks that a particular foreign custodian or depositary will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets. A Fund may be precluded from investing in certain foreign countries until such time as adequate custodial arrangements can be established.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS

         A Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if its Investment Adviser or Sub-Investment Adviser deems it appropriate to do so.

         A Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. A Fund will normally realize a capital gain or loss in connection with these transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

         When a Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, a Fund will segregate cash or liquid securities having a value (determined daily) at least equal to the amount of a Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, a Fund will segregate the portfolio securities while the commitment is outstanding. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

         These procedures are designed to ensure that a Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

         ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund do not intend to engage in when-issued and delayed delivery transactions that would cause the segregation of more than 20% of the value of the respective total assets.

FUTURES CONTRACTS


         Futures contracts are generally considered to be derivative securities. Each Fund permitted the use of futures contracts and options on futures contract may engage such practices for hedging purposes or to maintain liquidity or as otherwise provided in a Fund's prospectus. In addition to bona fide hedging, a Commodity Futures Trading Commission ("CFTC") regulation permits a Fund to engage in other futures transactions if immediately thereafter either (i) the sum of the amount of initial margin deposits and premiums paid on the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return does not exceed 5% of the market value of the Fund's net assets or (ii) the aggregate notional value of the Fund's outstanding positions in futures and related options entered into for the purpose of seeking to increase total return does not exceed the market value of the Fund's net assets. "Notional value" for each futures position is the size of the contract (in contract units) multiplied by the current market price per unit. "Notional value" for each option position is the size of the contract (in contract units) multiplied by the price per unit required to be paid upon exercise.



         At maturity, a futures contract obligates a Fund to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.


         Any gain derived by a Fund from the use of such instruments will be treated as a combination of short-term and long-term capital gain and, if not offset by realized capital losses incurred by a Fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.

         A Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which a Fund intends to purchase. Similarly, if the market is expected to decline, a Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, a Fund will segregate cash or liquid securities or will otherwise cover its position in accordance with applicable requirements of the SEC. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

         A Fund may enter into a contract for the purchase or sale for future delivery of securities, including index contracts. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

         A Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, a Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by a Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to a Fund would increase at approximately the same rate, thereby keeping the net asset value of a Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, a Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a Fund could then buy debt securities on the cash market.

         A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future.

         With respect to options on futures contracts, when a Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when a Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

         The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of a Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which a Fund intends to purchase.

         Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

         If a put or call option which a Fund has written is exercised, a Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective puts on portfolio securities and for Federal tax purposes will be considered a "short sale." For example, a Fund will purchase a put option on a futures contract to hedge a Fund's portfolio against the risk of rising interest rates.

         To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates and interest rates decrease instead, a Fund would lose part or all of the benefit of the increased value which it has because it would have offsetting losses in its futures position. In addition, in such situations, if a Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

         Options on securities, futures contracts, options on futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in or the prices of foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decision, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or a Fund could incur losses as a result of those changes.

         Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

         The value of futures contracts will not exceed 20% of ABN AMRO Equity Plus Fund's and ABN AMRO Select Small Cap Fund's total assets.

ILLIQUID SECURITIES

         A Fund may invest up to 15% (10% for a Money Market Fund) of its net assets in securities which are illiquid. Illiquid securities will generally include but are not limited to: repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options swap agreements; interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

INVESTMENT COMPANY SHARES


         Investments by the Funds in other investment companies, including exchange-traded funds ("ETFs"), will be subject to the limitations of the 1940 Act except as permitted by SEC orders. By investing in securities of an investment company, Fund shareholders will indirectly bear the fees of that investment company in addition to a Fund's own fees and expenses. The Funds may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions. A Fund is permitted to invest in shares of ABN AMRO Money Market Funds for cash management purposes, provided that the Investment Adviser and any of its affiliates waive management fees and other expenses with respect to Fund assets invested therein.


         It is the position of the staff of the SEC that certain nongovernmental issuers of CMOs and REMICs constitute investment companies under the 1940 Act, and therefore either (a) investments in such instruments are subject to the limitations under the 1940 Act above or (b) the issuers of such instruments have been granted orders from the SEC exempting such instruments from the definition of investment company.

MONEY MARKET INSTRUMENTS

         Money market instruments include but are not limited to the following: short-term corporate obligations, Certificates of Deposit ("CDs"), Eurodollar Certificates of Deposit ("Euro CDs"), Yankee Certificates of Deposit ("Yankee CDs"), foreign bankers' acceptances, foreign commercial paper, letter of credit-backed commercial paper, time deposits, loan participations ("LPs"), variable- and floating-rate instruments and master demand notes. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

         Domestic and foreign banks are subject to extensive but different government regulations which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

         Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Investment Adviser believes that the credit risk with respect to the investment is minimal.

         Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk," pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the United States. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

         Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

         Commercial paper may include variable- and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable- and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable- and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable- or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable- and floating-rate instruments could reduce portfolio liquidity.

         BANKERS' ACCEPTANCES - Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

         COMMERCIAL PAPER - Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

         EURODOLLAR CERTIFICATES OF DEPOSIT - A Euro CD is a receipt from a bank for funds deposited at that bank for a specific period of time at some specific rate of return and denominated in U.S. dollars. It is the liability of a U.S. bank branch or foreign bank located outside the U.S. Almost all Euro CDs are issued in London.

         FOREIGN BANKERS' ACCEPTANCES - A Money Market Fund's purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. Foreign bankers' acceptances are short-term (270 days or less), non-interest-bearing notes sold at a discount and redeemed by the accepting foreign bank at maturity for full face value and denominated in U.S. dollars. Foreign bankers' acceptances are the obligations of the foreign bank involved to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity.

         FOREIGN COMMERCIAL PAPER - A Money Market Fund's purchases are limited by the quality standards of Rule 2a-7 under the 1940 Act. Foreign commercial paper consists of short-term unsecured promissory notes denominated in U.S. dollars, issued directly by a foreign firm in the U.S. or issued by a "domestic shell" subsidiary of a foreign firm established to raise dollars for the firm's operations abroad or for its U.S. subsidiary. Like commercial paper issued by U.S. companies, foreign commercial paper is rated by the rating agencies (Moody's Investor Service ("Moody's") or Standard & Poor's ("S&P")) as to the issuer's creditworthiness. Foreign commercial paper can potentially provide the investor with a greater yield than domestic commercial paper.

         LOAN PARTICIPATIONS - Loan participations ("LPs") are loans sold by the lending bank to an investor. The loan participant borrower may be a company with highly-rated commercial paper that finds it can obtain cheaper funding through an LP than with commercial paper and can also increase the company's name recognition in the capital markets. LPs often generate greater yield than commercial paper.

         The borrower of the underlying loan will be deemed to be the issuer except to the extent a Fund derives its rights from the intermediary bank which sold the LPs. Because LPs are undivided interests in a loan made by the issuing bank, a Fund may not have the right to proceed against the LP borrower without the consent of other holders of the LPs. In addition, LPs will be treated as illiquid if, in the judgment of the Investment Adviser, they cannot be sold within seven days.

         VARIABLE- AND FLOATING-RATE INSTRUMENTS AND RELATED RISKS - With respect to the variable- and floating-rate instruments that may be acquired by a Fund, the Investment Adviser or Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status with respect to the ability of the issuer to meet its obligation to make payment on demand. Where necessary to ensure that a variable- or floating-rate instrument meets a Fund's quality requirements, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

         Because variable- and floating-rate instruments are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments will generally be traded. There is generally no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

         The same credit research must be done for master demand notes as in accepted names for potential commercial paper issuers to reduce the chances of a borrower getting into serious financial difficulties.

         STRIPS - Separately traded interest and principal securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Investment Adviser will purchase only STRIPS that it determines are liquid or, if illiquid, that do not violate a Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7, the Investment Adviser will purchase for Money Market Funds only STRIPS that have a remaining maturity of 397 days or less. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Investment Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.

         YANKEE CERTIFICATES OF DEPOSIT - Yankee CDs are certificates of deposit that are issued domestically by foreign banks. It is a means by which foreign banks may gain access to U.S. markets through their branches which are located in the United States, typically in New York. These CDs are treated as domestic securities.

MORTGAGE-BACKED SECURITIES AND MORTGAGE PASS-THROUGH SECURITIES

         The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. Also, securities issued by Ginnie Mae and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank, are supported by the issuer's right to borrow from the U.S. Treasury. Others, such as those issued by Fannie Mae (formerly known as the Federal National Mortgage Association), are supported only by the credit of the issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. A Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date.

         Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. These private mortgage-backed securities may be supported by U.S. government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities have either fixed or adjustable interest rates. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

         Mortgage-backed securities have greater market volatility than other types of securities. In addition, because prepayments often occur at times when interest rates are low or are declining, a Fund may be unable to reinvest such funds in securities which offer comparable yields. The yields provided by these mortgage securities have historically exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment features. (See "General Risks of Mortgage Securities" described below).

         For Federal tax purposes other than diversification under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), mortgage-backed securities are not considered to be separate securities but rather a beneficial ownership in "grantor trusts," conveying to the holder an individual interest in each of the mortgages constituting the pool.

         The mortgage securities which are issued or guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae ("certificates") are called pass-through certificates because a pro-rata share of both regular interest and principal payments (less Ginnie Mae's, Freddie Mac (formerly known as the Federal Home Loan Mortgage Corp.)'s or Fannie Mae's fees and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holder of the certificate (i.e., the portfolio).

         Certain Funds may also invest in pass-through certificates issued by non-governmental issuers. Pools of conventional residential mortgage loans created by such issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal of these pools is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurance and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's quality standards. A Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers, the Investment Adviser or Sub-Adviser determines that the securities meet a Fund's quality standards.

         OTHER MORTGAGE-BACKED SECURITIES - The Investment Adviser or Sub-Adviser expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser or Sub-Adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

         GENERAL RISKS OF MORTGAGE SECURITIES - The mortgage securities in which a Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage security rather than at maturity. As a result, the holder of the mortgage securities (i.e., the Fund) receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of securities as a means of "locking in" long-term interest rates.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose a Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Fund, the prepayment right of mortgagors may decrease or limit the increase in net asset value of a Fund because the value of the mortgage-backed securities held by a Fund may decline more than or may not appreciate as much as the price of non-callable debt securities. To the extent market interest rates increase beyond the applicable cap or maximum rate on a mortgage security, the market value of the mortgage security would likely decline to the same extent as a conventional fixed-rate security. The volatility of the security would likely increase, however, because the expected decline in prepayments would lead to longer effective maturity of the underlying mortgages.

         In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

         With respect to pass-through mortgage pools issued by non-governmental issuers, there can be no assurance that the private insurers associated with such securities can meet their obligations under the policies. Although the market for such non-governmental issued or guaranteed mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The purchase of such securities is subject to each Fund's limit with respect to investment in illiquid securities.

MUNICIPAL SECURITIES

         Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

         Municipal securities include both municipal notes and municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds.

         A Fund's investments in any of the notes described above is limited to those obligations (i) rated in the highest two rating categories by an NRSRO or
(ii) if not rated, of equivalent quality in the Investment Adviser's judgment.

         Municipal bonds must be rated in the highest four rating categories by an NRSRO at the time of investment or, if unrated, must be deemed by the Investment Adviser to have essentially the same characteristics and quality as bonds rated in the above rating categories. If permitted by a Fund's investment policies, the Investment Adviser or Sub-Adviser, as applicable, may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

OPTIONS

         A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 20% of such Fund's total assets. A Fund will only sell or write call options on a covered basis (e.g., on securities it holds in its portfolio). ABN AMRO Equity Plus Fund and ABN AMRO Select Small Cap Fund will not purchase options to the extent that more than 5% of the value of each Fund's assets would be invested in premiums on open option positions. A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. Except as otherwise provided in a Fund's prospectus or in this Statement of Additional Information, a Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of a Fund's total assets. ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio and not more than 5% of the value of the respective Fund's total assets would be invested in premiums on open put option positions. A Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be segregated by a Fund for such options. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. A Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, a Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to a Fund's total return. A Fund may lose potential market appreciation if the judgment of its Investment Adviser or Sub-Investment Adviser is incorrect with respect to interest rates, security prices or the movement of indices.

         An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

         Closing transactions essentially let a Fund offset put options or call options prior to exercise or expiration. If a Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         A Fund may use options traded on U.S. exchanges, and as permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, a Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

         These options are generally considered to be derivative securities. Such options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

         A Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount will be segregated by a Fund) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value.

         A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written provided the difference is maintained by a Fund in cash or liquid securities in a segregated account with its custodian or fund accounting agent. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by a Funds' Custodians or fund accounting agent in an amount not less than the exercise price of the option at all times during the option period. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

         A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by a Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event a Fund will have incurred a loss in the transaction.

         There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

         PURCHASING CALL OPTIONS - Except as otherwise provided in a Fund's prospectus or in this Statement of Additional Information, each Fund may purchase call options to the extent that premiums paid by a Fund do not aggregate more than 20% of that Fund's total assets. When a Fund purchases a call option, in return for a premium paid by a Fund to the writer of the option, a Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

         Following the purchase of a call option, a Fund may liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to a Fund, in which event a Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

         COVERED CALL WRITING - A Fund may write covered call options from time to time on such portions of their portfolios, without limit, as the Investment Adviser or Sub-Investment Adviser determines is appropriate in pursuing a Fund's investment objective. The advantage to a Fund of writing covered calls is that a Fund receives a premium which is additional income. However, if the security rises in value, a Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

         A Fund will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

         PURCHASING PUT OPTIONS - A Fund may invest up to 20% of its total assets in the purchase of put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. Except as otherwise provided in a Fund's prospectus or in this Statement of Additional Information, with regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put was acquired, the security had not been held for more than one year.

         A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows a Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

         WRITING PUT OPTIONS - A Fund may also write put options on a secured basis which means that a Fund will maintain in a segregated account with its Custodian or fund accounting agent, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by a Fund.

Secured put options will generally be written in circumstances where the Investment Adviser or Sub-Investment Adviser wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. However, a Fund may not effect such a closing transaction after it has been notified of the exercise of the option.

         FOREIGN CURRENCY OPTIONS - A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options.

REAL ESTATE INVESTMENT TRUSTS (REITs)

         REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), or its failure to maintain exemption from registration under the 1940 Act. Rising interest rates may cause the value of the debt securities in which a Fund may invest to fall. Conversely, falling interest rates may cause their value to rise. Changes in the value of portfolio securities does not necessarily affect cash income derived from these securities but will effect a Fund's net asset value.

REPURCHASE AGREEMENTS

         A Fund may enter into repurchase agreements pursuant to which a Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from a Fund at a later date at a fixed price. Repurchase agreements will be fully collateralized by securities in which a Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, a Fund may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. A Fund must treat each repurchase agreement as a security for tax diversification purposes and not as cash, a cash equivalent or receivable.

         The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered loans by a Fund under the 1940 Act.

         The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New

York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Investment Adviser or Sub-Investment Adviser. The Investment Adviser or Sub-Investment Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

         A Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement. The securities held subject to a repurchase agreement by ABN AMRO Investor Money Market Fund may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months.

RESTRICTED SECURITIES

         Each Fund will limit investments in securities of issuers which a Fund is restricted from selling to the public without registration under the 1933 Act to no more than 5% of a Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A and, with respect to a money market fund, commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the 1933 Act that has been determined to be liquid by a Fund's Investment Adviser, pursuant to guidelines adopted by the Trust's Board of Trustees.

REVERSE REPURCHASE AGREEMENTS

         Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to a Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, a Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will segregate cash or liquid securities in an amount at least equal to the market value of the securities, plus accrued interest. (Liquid securities as used in the prospectus and this Statement of Additional Information include equity securities and debt securities that are unencumbered and marked-to-market daily.) Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase such securities.

RULE 144A SECURITIES

         A Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser or Sub-Adviser, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

SECURITIES LENDING

         A Fund may seek additional income at times by lending its portfolio securities to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and
(4) the aggregate market value of all securities loaned by the Fund will not at any time exceed 25% of the total assets of such Fund.

         Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the Investment Adviser of the borrower's financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding.

SHORT SALES

         Selling securities short involves selling securities the seller (e.g., a Fund) does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of the replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

         A short sale is "against the box" if, at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.

         A Fund may also maintain short positions in forward currency exchange transactions, in which a Fund agrees to exchange currency that it does not own at that time for another currency at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that a Fund has contracted to receive in the exchange. To ensure that any short position of a Fund is not used to achieve leverage, a Fund segregates cash or liquid assets equal to the fluctuating market value of the currency as to which any short position is being maintained. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

SHORT-TERM TRADING

         Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what a Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase a Fund's portfolio turnover rate and the expenses incurred in connection with such trading.

STRIPPED MORTGAGE SECURITIES

         A Fund may purchase participations in trusts that hold U.S. Treasury and agency securities and may also purchase zero coupon U.S. Treasury obligations, Treasury receipts and other stripped securities that evidence ownership in either the future interest payments or the future principal payments on U.S. government obligations. These participations are issued at a discount to their face value and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. A Fund will only invest in government-backed mortgage securities. The Investment Adviser will consider liquidity needs of a Fund when any investment in zero coupon obligations is made. The stripped mortgage securities in which a Fund may invest will only be issued or guaranteed by the U.S. government, its agencies or instrumentalities. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which a Fund invests.

         Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity of any such IOs held by a Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories ("Aaa" or "AAA" by Moody's or S&P, respectively).

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet been fully developed. Accordingly, certain of these securities may generally be illiquid. A Fund will treat stripped mortgage securities as illiquid securities except for those securities which are issued by U.S. government agencies and instrumentalities and backed by fixed rate mortgages whose liquidity is monitored by the Investment Adviser, subject to the supervision of the Board of Trustees. The staff of the SEC has indicated that it views such securities as illiquid. Until further clarification of this matter is provided by the staff, a Fund's investment in stripped mortgage securities will be treated as illiquid and will, together with any other illiquid investments, not exceed 15% of such Fund's net assets.

SWAP AGREEMENTS

         The Funds may enter into interest rate, index, equity and currency exchange rate swap agreements. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "normal amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         ABN AMRO High Yield Bond Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. ABN AMRO High Yield Bond Fund may either be the buyer or the seller in the transaction. If ABN AMRO High Yield Bond Fund is a buyer and no credit event occurs, ABN AMRO High Yield Bond Fund loses its investment and recovers nothing. However, if a credit event occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, ABN AMRO High Yield Bond Fund typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. Credit default swaps involve more risk than if ABN AMRO High Yield Bond Fund had invested in the reference obligation directly.

         Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets to limit any potential leveraging of the Fund's portfolio. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian or fund accounting agent are sufficient to constitute a segregated account.

         Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Funds' investment restriction concerning senior securities. Except as otherwise indicated in a Fund's prospectus or in this Statement of Additional Information, a Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

         Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser or Sub-Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the "Code"), may limit a Fund's ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

TEMPORARY DEFENSIVE POSITIONING

         The investments and strategies described throughout the prospectuses are those the Investment Advisers and Sub-Advisers intend to use under normal market conditions. When the Investment Adviser determines that market conditions warrant, a Fund (other than money market funds) may invest up to 100% of its assets in money market instruments other than those described under Principal Investment Strategies, or hold U.S. dollars. When a Fund is investing for temporary, defensive purposes, it is not pursuing its investment goal.

UNIT INVESTMENT TRUSTS ("UIT")

         A UIT is a type of investment company. Investments in UITs are subject to regulations limiting a Fund's acquisition of investment company securities. Standard and Poor's Depositary Receipts ("SPDRs"), DIAMONDS, MDYs and similar investments are interests in UITs that may be obtained directly from the UIT or purchased in the secondary market. SPDRs consist of a portfolio of securities substantially similar to the component securities of the Standard and Poor's 500 Composite Stock Price Index. DIAMONDS and MDYs consist of a portfolio of securities substantially similar to the component securities of the Dow Jones Industrial Average and of the Standard and Poor's MidCap 400 Index, respectively.

         The price of a UIT interest is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a UIT interest is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for UITs is based on a basket of stocks. Disruptions in the markets for the securities underlying UITs purchased or sold by a Fund could result in losses on UITs. Trading in UITs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

         Interests in UITs are not individually redeemable, except upon termination of the UIT. To redeem, a Fund must accumulate a certain amount of UIT interests. The liquidity of small holdings of UITs, therefore, depends upon the existence of a secondary market. Upon redemption of a UIT interest, a Fund receives securities and cash identical to the deposit required of an investor wishing to purchase a UIT interest that day.

ZERO COUPON BONDS

         Zero coupon securities are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer.

         Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities. The original issue discount on the zero coupon bonds must be included ratably in the income of a Fund as the income accrues even though payment has not been received. These Funds nevertheless intend to distribute an amount of cash equal to the currently accrued original issue discount, and this may require liquidating securities at times they might not otherwise do so and may result in capital loss.

OTHER INVESTMENTS

         The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

                             INVESTMENT RESTRICTIONS

         The investment objectives of each Fund and investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of each Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

         Each Fund except ABN AMRO Select Small Cap, ABN AMRO Equity Plus and ABN AMRO Investment Grade Bond Funds may not:

                  (1) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

                  (2) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund, except for ABN AMRO/Veredus SciTech Fund, which will have a concentration in the science and technology sector; and ABN AMRO Real Estate Fund, which will have a concentration in the real estate sector;

                  (3) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act;


         ABN AMRO High Yield Bond Fund, ABN AMRO Growth, ABN AMRO/Montag & Caldwell Growth, ABN AMRO/TAMRO Large Cap Value, ABN AMRO Mid Cap, ABN AMRO/TAMRO Small Cap, ABN AMRO Balanced, ABN AMRO/Montag & Caldwell Balanced, ABN AMRO/Veredus Aggressive Growth, ABN AMRO/Veredus Select Growth, ABN AMRO/Veredus SciTech, ABN AMRO Bond, ABN AMRO Municipal Bond and ABN AMRO Investor Money Market Funds may not:


                  (4) As to 75% of the total assets of each Fund, with the exception of ABN AMRO/Veredus SciTech Fund, purchase the securities of any one issuer (other than securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of such issuer;

                  (5) Purchase or sell commodities or commodity contracts, except that a Fund may enter into futures contracts and options thereon in accordance with such Fund's investment objectives and policies;

                  (6) Make investments in securities for the purpose of exercising control;

                  (7) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer;

                  (8) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

                  (9) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities or (c) entry into repurchase agreements with banks or broker-dealers;

                  (10) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. The Funds may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowings will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund's total assets;

                  (11) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the SAI;

                  (12) Except for ABN AMRO High Yield Bond Fund, invest more than 5% of its total assets in securities of companies less than three years old. Such three-year periods shall include the operation of any predecessor Trust or companies.

         ABN AMRO Value, ABN AMRO Real Estate, ABN AMRO Global Emerging Markets, ABN AMRO International Equity, ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market, ABN AMRO/Treasury Money Market and ABN AMRO Institutional Prime Money Market Funds may not:

                  (13) Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described below or as permitted by rule, regulation or order of the SEC.

                  (14) Borrow money, except that a Fund (a) may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the Fund's total assets determined at the time of the borrowing and (b) may borrow money from banks or by engaging in reverse repurchase agreements. Asset coverage of at least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

                  (15) Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

         ABN AMRO Value, ABN AMRO Global Emerging Markets and ABN AMRO International Equity Funds may not:

                  (16) Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund. This restriction applies to 75% of the Fund's assets.

         ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market, ABN AMRO/Treasury Money Market and ABN AMRO Institutional Prime Money Market Funds may not:

                  (17) Purchase securities of any issuer if, as a result, the Fund would violate the diversification provisions of Rule 2a-7 under the 1940 Act.

                  (18) Purchase securities of any issuer if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry or securities the interest upon which is paid from revenue of similar type industrial development projects, provided that this limitation does not apply to: (i) investment in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.

         ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund may not:

                  (19) Sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions. The deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

                  (20) Borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings in excess of 5% of their respective total assets are outstanding.

                  (21) Issue senior securities except that they may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of their respective total assets, including the amounts borrowed. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Funds to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings in excess of 5% of their respective total assets are outstanding.

                  (22) ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not invest 25% or more of the value of their respective total assets in any one industry, except that the Funds may invest 25% or more of the value of their respective total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

                  ABN AMRO Select Small Cap Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in U.S. Government Securities, and repurchase agreements collateralized by such securities.

                  (23) ABN AMRO Select Small Cap Fund and ABN AMRO Equity Plus Fund will not underwrite any issue of securities except as each Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

                  ABN AMRO Investment Grade Bond Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities in accordance with its investment objective, policies, and limitations.

                  (24) Lend any of their assets except portfolio securities up to one-third of the value of their respective total assets. This shall not prevent the Funds from purchasing U.S. government obligations, money market instruments, bonds, debentures, notes, certificates of indebtedness, or other debt securities, and with respect to ABN AMRO Investment Grade Bond Fund purchasing variable rate demand notes, entering into repurchase agreements, or engaging in other transactions where permitted by the Funds' investment objective, policies and limitations.

                  (25) Mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contract and related options, and segregation or collateral arrangements made in connection with options activities. With respect to ABN AMRO Investment Grade Bond Fund, the purchase of securities on a when-issued basis is not deemed to be a pledge of assets.

                  (26) ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not purchase or sell real estate, including limited partnership interests, although they may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

                  ABN AMRO Select Small Cap Fund will not purchase or sell real estate, although it may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

                  (27) Purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Funds may engage in transactions involving futures contracts and related options.

                  (28) With respect to 75% of the value of its assets, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not purchase securities of any one issuer (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result, more than 5% of the value of their total assets would be invested in the securities of that issuer. Also, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.

                  With respect to securities comprising 75% of the value of its total assets, ABN AMRO Select Small Cap Fund will not purchase securities of any one issuer (other than cash; cash items; U.S. government securities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or it would own more than 10% of the voting securities of that issuer.

                       NON-FUNDAMENTAL INVESTMENT POLICIES

         For purposes of ABN AMRO Real Estate Fund's investment policies, a company is "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate or (ii) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate. Companies in the real estate industry may include, but are not limited to, REITs or other securitized real estate investments, master limited partnerships that are treated as corporations for Federal income tax purposes and that invest in interests in real estate, real estate operating companies, real estate brokers or developers, financial institutions that make or service mortgages, and companies with substantial real estate holdings, such as lumber and paper companies, hotel companies, residential builders and land-rich companies.

         ABN AMRO Value, ABN AMRO Real Estate, ABN AMRO Global Emerging Markets, ABN AMRO International Equity, ABN AMRO Government Money Market, ABN AMRO Money Market, ABN AMRO Tax-Exempt Money Market and ABN AMRO Treasury Money Market Funds may enter into futures contract transactions only to the extent that obligations under such contracts represent less than 20% of the Fund's assets. The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by a Fund.

         ABN AMRO Select Small Cap Fund will not invest more than 15% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Board, including non-negotiable time deposits, repurchase agreements providing for settlement in more than seven days after notice, and over-the-counter options.

         ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not invest more than 15% of the value of their respective net assets in illiquid obligations, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Board to be liquid, and non-negotiable fixed time deposits with maturities over seven days.

         ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund can each acquire up to 3% of the total outstanding stock of other investment companies, and may invest in the securities of affiliated money market funds as an efficient means of managing their uninvested cash. The Funds will not be subject to any other limitations with regard to the acquisition of securities of other investment companies so long as the public offering price of each Fund's shares does not include a sales charge exceeding 1-1/2%. These limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. Nor are they applicable, with respect to ABN AMRO Investment Grade Bond Fund, to securities of investment companies that have been exempted from registration under the 1940 Act.

         It should be noted with respect to ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund, that investment companies incur certain expenses, such as investment advisory, custodian and transfer agent fees, and therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.

         ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund will not:

         (1) purchase put options on securities unless the securities are held in the Funds' portfolio and not more than 5% of the value of the respective Fund's total assets would be invested in premiums on open put option positions.

         (2) write call options on securities unless the securities are held in the Funds' portfolio or unless a Fund is entitled to them in a deliverable form without further payment or after segregating cash in the amount of any further payment.

         (3) purchase securities of a company for purpose of exercising control or management.

         ABN AMRO/TAMRO Large Cap Value Fund, ABN AMRO Mid Cap Fund, ABN AMRO/TAMRO Small Cap Fund, ABN AMRO Select Small Cap Fund, ABN AMRO Real Estate Fund, ABN AMRO/Veredus SciTech Fund, ABN AMRO International Equity Fund, ABN AMRO Bond Fund, ABN AMRO Municipal Bond Fund, ABN AMRO Equity Plus Fund, ABN AMRO Investment Grade Bond Fund, ABN AMRO Government Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund, ABN AMRO Treasury Money Market Fund, ABN AMRO Institutional Treasury Money Market Fund, ABN AMRO Institutional Government Money Market Fund, ABN AMRO Global Emerging Markets Fund and ABN AMRO High Yield Bond Fund each have a policy to invest, under normal circumstances, at least 80% of such Fund's assets, plus the amount of any borrowings for investment purposes, in certain investments as described in their prospectus. Shareholders of the applicable Fund will be given at least 60 days' notice of any changes to this policy.

                       TRUSTEES AND OFFICERS OF THE TRUST

         Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                TERM                                          NUMBER
                                 OF                                             OF
                              OFFICE(1)                                     PORTFOLIOS
                                AND                                           IN FUND
                               LENGTH                                        COMPLEX
                                 OF                                          OVERSEEN        OTHER TRUSTEESHIPS/
   NAME, ADDRESS, AGE AND       TIME           PRINCIPAL OCCUPATION(S)          BY          DIRECTORSHIPS HELD BY
   POSITION(S) WITH TRUST      SERVED          DURING PAST FIVE YEARS         TRUSTEE             TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
                                               DISINTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
Leonard F. Amari              10 years   Partner at the law offices of           28       Director, United
c/o 161 North Clark Street               Amari & Locallo, a practice with                 Community Bank of Lisle;
Chicago, IL 60601                        exclusive concentration in real                  Director, Delaware Place
Age: 61                                  estate taxation and related                      Bank; Trustee, John
Trustee                                  areas, since 1987; Special                       Marshall Law School.
                                         Assistant Attorney General since
                                         1986.
-----------------------------------------------------------------------------------------------------------------------
Robert A. Kushner              4 years   Retired. Vice President,                28       None.
c/o 161 North Clark Street               Secretary and General Counsel at
Chicago, IL 60601                        Cyclops Industries, Inc.,
Age: 68                                  1976-1992.
Trustee
-----------------------------------------------------------------------------------------------------------------------
Robert B. Scherer              4 years   President of The Rockridge Group,       28       Director, Title
c/o 161 North Clark Street               Ltd., (title insurance industry                  Reinsurance Company
Chicago, IL 60601                        consulting services) since 1994.                 (insurance for title
Age: 62                                                                                   agents).
Trustee
-----------------------------------------------------------------------------------------------------------------------
Nathan Shapiro                10 years   President of SF Investments, Inc.       28       Director, Baldwin &
c/o 161 North Clark Street               (broker/dealer and investment                    Lyons, Inc. (property and
Chicago, IL 60601                        banking firm) since 1971;                        casualty insurance firm);
Age: 67                                  President of SLD Corp.                           Director, DVI, Inc.
Trustee                                  (management consultants) since                   (financial firm).
                                         1977.
-----------------------------------------------------------------------------------------------------------------------
Denis Springer                 4 years   Retired. Senior Vice President          28       None.
c/o 161 North Clark Street               and Chief Financial Officer of
Chicago, IL 60601                        Burlington Northern Santa Fe
Age: 58                                  Corp. (railroad), 1995-1999.
Trustee
-----------------------------------------------------------------------------------------------------------------------

                                TERM                                          NUMBER
                                 OF                                             OF
                              OFFICE(1)                                     PORTFOLIOS
                                AND                                           IN FUND
                               LENGTH                                        COMPLEX
                                 OF                                          OVERSEEN        OTHER TRUSTEESHIPS/
   NAME, ADDRESS, AGE AND       TIME           PRINCIPAL OCCUPATION(S)          BY          DIRECTORSHIPS HELD BY
   POSITION(S) WITH TRUST      SERVED          DURING PAST FIVE YEARS         TRUSTEE             TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
                                               INTERESTED TRUSTEES(2)
-----------------------------------------------------------------------------------------------------------------------
Stuart D. Bilton, CFA         10 years   Chairman of ABN AMRO Asset              28       Director, Baldwin &
c/o 161 North Clark Street               Management Holdings, Inc.;                       Lyons, Inc.; The UICI
Chicago, IL 60601                        President and Chief Executive                    Companies; Veredus Asset
Age: 57                                  Officer of ABN AMRO Asset                        Management LLC; TAMRO
Chairman, Board of Trustees              Management Holdings, Inc. from                   Capital Partners LLC.
                                         2001-2003; President of Alleghany
                                         Asset Management, Inc. from
                                         1996-2001 (purchased by ABN AMRO
                                         in February 2001).
-----------------------------------------------------------------------------------------------------------------------
Gregory T. Mutz               10 years   Retired. Vice Chairman of UICI          28       Chairman of the Board of
c/o 161 North Clark Street               (NYSE: UCI) (an insurance holding                AMLI Residential
Chicago, IL 60601                        company) in 2003; President and                  Properties Trust
Age: 58                                  CEO of UICI from 1999-2002;                      (NYSE:AML) (a Multifamily
Trustee                                  formerly, CEO of AMLI Residential                REIT), a successor
                                         Properties Trust (NYSE:AML), company             AMLI Realty Co.
                                         to 1981-1998.
-----------------------------------------------------------------------------------------------------------------------
                                                ADVISORY TRUSTEE(3)
-----------------------------------------------------------------------------------------------------------------------
James Wynsma(4)(5)               --      Retired. Chairman of ABN AMRO           N/A      None.
c/o 161 North Clark Street               Asset Management (USA) LLC,
Chicago, IL 60601                        January 2000 to April 2000;
Age: 67                                  President & CEO, May 1999 to
Advisory Trustee                         December 1999. Vice Chairman of
                                         LaSalle Bank N.A. and head of its
                                         Trust and Asset Management
                                         department, 1992-2000.
-----------------------------------------------------------------------------------------------------------------------

                                TERM                                             NUMBER
                                 OF                                                OF
                              OFFICE(1)                                        PORTFOLIOS
                                AND                                              IN FUND
                               LENGTH                                           COMPLEX
                                 OF                                             OVERSEEN        OTHER TRUSTEESHIPS/
   NAME, ADDRESS, AGE AND       TIME           PRINCIPAL OCCUPATION(S)             BY          DIRECTORSHIPS HELD BY
   POSITION(S) WITH TRUST      SERVED          DURING PAST FIVE YEARS            TRUSTEE             TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
                                          OFFICER(S) WHO ARE NOT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
Kenneth C. Anderson           10 years   President and Chief Executive              N/A                 N/A
c/o 161 North Clark Street               Officer of ABN AMRO Investment
Chicago, IL 60601                        Fund Services, Inc. (formerly
Age: 39                                  known as Alleghany Investment
President (Chief Executive               Services, Inc.) since 1995;
Officer)                                 Executive Vice President of ABN
                                         AMRO Asset Management (USA) LLC
                                         since 2001; Director, ABN AMRO
                                         Trust Services Company since 2001;
                                         Director, TAMRO Capital Partners
                                         LLC and Veredus Asset Management
                                         LLC since 2001; Officer of the
                                         Trust since 1993; CPA.
-----------------------------------------------------------------------------------------------------------------------
Gerald F. Dillenburg           7 years   Senior Managing Director ("SMD")           N/A                 N/A
c/o 161 North Clark Street               of ABN AMRO Investment Fund
Chicago, IL 60601                        Services, Inc. (formerly known as
Age: 37                                  Alleghany Investment Services,
Senior Vice President,                   Inc.) since 1996; SMD of ABN AMRO
Secretary and Treasurer                  Asset Management Holdings, Inc.,
(Chief Financial Officer,                ABN AMRO Asset Management (USA)
Chief Operating Officer and              LLC and ABN AMRO Asset
Chief Compliance Officer)                Management, Inc. (formerly known
                                         as Chicago Capital Management,
                                         Inc.) since 2001; Operations
                                         manager and compliance officer of
                                         all mutual funds since 1996; CPA.
-----------------------------------------------------------------------------------------------------------------------
William Long                   2 years   Vice President of Montag &                 N/A                 N/A
c/o 161 North Clark Street               Caldwell, Inc., since 2000;
Chicago, IL 60601                        former Vice President and
Age: 43                                  Director of Sales for First
Vice President                           Capital Group, First Union
                                         National Bank, 1996-2000.
-----------------------------------------------------------------------------------------------------------------------

(1) Trustees serve for an indefinite term until the earliest of: (i) removal by two-thirds of the Board of Trustees or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws of the Trust or (iv) the last day of the fiscal year in which he attains the age of 72 years. Officers serve for an indefinite term until the earliest of: (i) removal by the Board of Trustees, (ii) resignation, death or incapacity, (iii) the election and qualification of their successor, in accordance with the By-Laws of the Trust.

(2) "Interested person" of the Trust as defined in the 1940 Act. Mr. Bilton is considered an "interested person" because of his affiliations with ABN AMRO Asset Management (USA) LLC and related entities, which act as the Funds' investment advisers. Mr. Mutz is considered an "interested person" as determined by the Board of Trustees because of his position as director of an unaffiliated company which Mr. Bilton, an interested Trustee of the Trust, is also a director and serves on the audit, compensation and nominating committee.

(3) An advisory trustee provides services to the Board at the Board's request such as advice on general matters and attendance at board meetings, but is not entitled to vote. An advisory trustee does not have advisory functions as to a Fund's present or future investments.

(4) This person is a former Trustee of ABN AMRO Funds, a Massachusetts business trust, which was reorganized into the Alleghany Funds, a Delaware statutory trust in September 2001. Pursuant to this reorganization, the Alleghany Funds changed its name to "ABN AMRO Funds."

(5) Prior to December 19, 2002, Mr. Wynsma served as an interested Trustee of the Trust for approximately a year. Effective December 19, 2002, Mr. Wynsma resigned from his position as interested Trustee and was appointed by the Board to serve as an advisory trustee.

         The Board of Trustees has established an Audit Committee consisting of five members, including a Chairman of the Committee. The Audit Committee members are Messrs. Scherer (Chairman), Amari, Shapiro, Kushner and Springer. The functions performed by the Audit Committee are to oversee the integrity of the Trust's accounting policies, financial reporting process and system of internal controls regarding finance and accounting. The Audit Committee also monitors the independence and performance of the Trust's independent auditors and provides an open avenue of communication among the independent auditors, Trust management and the Board of Trustees. The Audit Committee held two meetings during the fiscal year ended October 31, 2003.


         The Trustees have also established a Nominating and Governance Committee consisting of five members, including a chairman of the Committee. The Nominating and Governance Committee members are Messrs. Amari (Chairman), Shapiro, Scherer, Kushner and Springer. The Nominating and Governance Committee's function is to put forth names for nomination as Trustee when deemed necessary. Historically, in filling Trustee vacancies, the Nominating and Governance Committee has not considered nominees recommended by shareholders. The Nominating and Governance Committee held no meetings during the fiscal year ended October 31, 2003.


         The Trustees have also established a Valuation Committee consisting of at least one Independent Trustee, an Officer of the Trust and the Portfolio Manager of the relevant Fund or an appropriate designee of the investment adviser. Currently, the Valuation Committee members are Messrs. Bilton (Chairman), Shapiro and Springer. The Valuation Committee is responsible for fair valuing securities of the Funds as may be necessary from time to time. The Valuation Committee held no meetings during the fiscal year ended October 31, 2003.


         The Trustees have also established a Pricing Committee, consisting of at least three members, including a representative from the compliance department, investment management or fund administration, and the fund accounting agent, at least one of whom must be an officer of the Trust. The Pricing Committee values securities or other assets for which prices or valuations are not readily available pursuant to the Trust's Pricing Procedures. The Pricing Committee held six meetings during its fiscal year ended October 31, 2003.

          Set forth in the table below is the dollar range of equity securities held in each Fund and the aggregate dollar range of securities in the Fund complex beneficially owned by each current trustee at December 31, 2003.

                                                                                              AGGREGATE DOLLAR
                                                                                              RANGE OF EQUITY
                                                                                             SECURITIES IN ALL
                                                                                           REGISTERED INVESTMENT
                                                                                           COMPANIES OVERSEEN BY
                                                                                            TRUSTEE IN FAMILY OF
    NAME OF TRUSTEE               DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND             INVESTMENT COMPANIES
-----------------------------------------------------------------------------------------------------------------
Stuart Bilton            Over $100,000: ABN AMRO Bond Fund                                    Over $100,000
                         Over $100,000: ABN AMRO Investor Money Market Fund
                         Over $100,000: ABN AMRO Institutional Prime Money Market Fund
                         Over $100,000: ABN AMRO Municipal Bond Fund
                         Over $100,000: ABN AMRO Growth Fund
                         Over $100,000: ABN AMRO Balanced Fund
                         Over $100,000: Montag & Caldwell Growth Fund
                         Over $100,000: ABN AMRO/TAMRO Small Cap Fund
                         Over $100,000: ABN AMRO/Veredus Aggressive Growth Fund
-----------------------------------------------------------------------------------------------------------------
Leonard F. Amari         Over $100,000: ABN AMRO Bond Fund                                    Over $100,000
                         Over $100,000: ABN AMRO Growth Fund
                         $50,001-$100,000: ABN AMRO Tax-Exempt Money Market Fund
                         Over $100,000: ABN AMRO Mid Cap Fund
                         Over $100,000: ABN AMRO/TAMRO Small Cap Fund
                         Over $100,000: ABN AMRO/TAMRO Large Cap Value Fund
                         $50,001-$100,000: ABN AMRO/Veredus Aggressive Growth Fund
-----------------------------------------------------------------------------------------------------------------
Robert Kushner           $10,001-$50,000: Montag & Caldwell Growth Fund                       Over $100,000
                         Over $100,000: ABN AMRO Municipal Bond Fund
                         $10,001-$50,000: ABN AMRO Mid Cap Fund
-----------------------------------------------------------------------------------------------------------------
Gregory T. Mutz          None                                                                 None
-----------------------------------------------------------------------------------------------------------------
Robert Scherer           $1-$10,000: Montag & Caldwell Growth Fund                            Over $100,000
                         Over $100,000: ABN AMRO Growth Fund
                         $50,001-$100,000: ABN AMRO/TAMRO Small Cap Fund
                         $10,001-$50,000: ABN AMRO Investor Money Market Fund
                         Over $100,000: ABN AMRO Institutional Prime Money Market Fund
                         $10,001-$50,000: ABN AMRO/Veredus Aggressive Growth Fund
                         $50,001-$100,000: ABN AMRO Mid Cap Fund
                         $50,001-$100,000: ABN AMRO High Yield Bond Fund
-----------------------------------------------------------------------------------------------------------------
Nathan Shapiro           None                                                                 None
-----------------------------------------------------------------------------------------------------------------
Denis Springer           Over $100,000: Montag & Caldwell Growth Fund                         Over $100,000
                         $50,001-$100,000: ABN AMRO/Veredus Aggressive Growth Fund
-----------------------------------------------------------------------------------------------------------------
James Wynsma             $10,001-$50,000: Montag & Caldwell Growth Fund                       Over $100,000
                         $10,001-$50,000: Growth Fund
                         $10,001-$50,000: ABN AMRO/Veredus Aggressive Growth Fund
-----------------------------------------------------------------------------------------------------------------



FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE CONTINUANCE OF INVESTMENT ADVISORY AGREEMENTS.

         The 1940 Act requires that the investment advisory agreements between the Investment Advisers and the Trust and the Sub-Advisers and the Investment Advisers on behalf of each Fund be approved annually both by the Board of Trustees and also by a majority of the Independent Trustees voting separately. The Independent Trustees determined that the compensation payable under the investment advisory and sub-advisory agreements continues to be fair and equitable and approved the continuance of the investment advisory agreements as being in the best interests of the Funds and their shareholders. The Independent Trustees believe that the current investment advisory and sub-advisory agreements enable the Funds to enjoy high quality investment advisory services at costs which they deem appropriate, reasonable and in the best interests of the Funds and their shareholders provided that the continuance of the investment advisory agreement for ABN AMRO Investment Grade Bond Fund was subject to a reduction of the advisory fee rate. In making such determinations, the Independent Trustees met independently from the "interested" Trustees of the Trust and any officers of the Investment Advisers or its affiliates. The Independent Trustees also relied upon the assistance of counsel to the Trust.

         In evaluating the investment advisory and sub-advisory agreements for each Fund's annual continuance, as applicable, the Independent Trustees reviewed materials furnished by the Investment Advisers and Sub-Advisers, including information regarding the Investment Adviser or Sub-Adviser, its affiliates and personnel, its operations and financial condition. Among other information, the Independent Trustees reviewed information regarding:

                  -        the investment performance of each Fund;

                  - the fees charged by the Investment Advisers and Sub-Advisers for investment advisory services, as well as other compensation received by the Investment Advisers and Sub-Advisers;

                  - the investment performance, fees and total expenses of investment companies and/or other funds with similar objectives and strategies managed by the Investment Adviser, Sub-Adviser or other investment advisers;

                  - the experience of the investment advisory and other personnel providing services to the Funds and the historical quality of the services provided by the Investment Advisers and Sub-Advisers;

                  - the profitability to the Investment Advisers and Sub-Advisers of managing each Fund;

                  -        possible economies of scale; and

                  - possible financial and other benefits to the Advisers and Sub-Advisers from providing services to the Funds.

         The Independent Trustees specifically considered the following as relevant to their recommendations: (1) the favorable history, reputation, qualification and background of the Investment Advisers and Sub-Advisers, as well as the qualifications of their personnel and their respective financial conditions; (2) that the fee and expense ratios, including any waivers, of each Fund are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar investment companies;
(3) given the small size of the Funds and/or the current expense ratio and effective rate of the advisory fee, adjustments to advisory fees were not appropriate except for ABN AMRO Investment Grade Bond Fund, (4) the relative performance of the Funds since commencement of operations to comparable investment companies and unmanaged indices; (5) potential benefits to an Investment Adviser, a Fund and its shareholders of receiving research services from broker-dealer firms in connection with the allocation of portfolio securities to such firms and (6) other factors that the Independent Trustees deemed relevant. The Independent Trustees deemed each of these factors to be relevant to their consideration of the investment advisory and sub-advisory agreements.


         BOARD'S APPROVAL OF INVESTMENT ADVISORY AGREEMENT FOR ABN AMRO GLOBAL EMERGING MARKETS FUND AND ABN AMRO HIGH YIELD BOND FUND. In conjunction with the establishment of ABN AMRO Global Emerging Markets Fund, at its meeting on March 21, 2002, and ABN AMRO High Yield Bond Fund, at its meeting on February 17, 2003, the Board approved an investment advisory agreement for the Funds. The Board determined that the terms of the investment advisory agreement are fair and reasonable and are in the Funds' best interests.

         In evaluating the proposed investment advisory agreements, the Board reviewed materials furnished by the Funds' Investment Adviser, including information regarding the Investment Adviser, its affiliates and personnel, operations and financial condition. The Board discussed with representatives of the Investment Adviser the Funds' anticipated operations and the Investment Adviser's ability to provide advisory and other services to the Funds. For ABN AMRO Global Emerging Markets Fund, the Board reviewed performance information of an affiliated ABN AMRO fund with a substantially similar investment objective, policies and strategies as the Fund and managed by the same portfolio manager as the Fund. For each Fund, the Board reviewed, among other things: (1) the investment performance of other funds advised by the Investment Adviser with similar investment strategies; (2) the proposed fees to be charged by the Investment Adviser for investment management services, taking into account a contractual fee waiver by the Investment Adviser; (3) the Fund's projected total operating expenses; (4) the investment performance, fees and total expenses of investment companies with similar objectives and strategies managed by other investment advisers; and (5) the experience of the investment advisory and other personnel who would be providing services to the Fund.


         The Board considered the following as relevant to its recommendations:
(1) the favorable history, reputation, qualification and background of the Investment Adviser, as well as the qualifications of its personnel; (2) that the advisory fee and projected expense ratios of each Fund are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar investment companies; (3) the relative performance of other funds managed by the Investment Adviser with similar objectives compared to the results of other comparable investment companies and unmanaged indices;
(4) potential benefits to the Investment Adviser, the Funds and their shareholders of receiving research services, if any, from broker-dealer firms in connection with the allocation of portfolio securities to such firms; (5) potential benefits to the Investment Adviser from its relationship to each Fund, including revenues derived from services provided to each Fund by affiliates of the Investment Adviser; and (6) other factors that the Board deemed relevant.


         REMUNERATION. The Trustees of the Trust, including Messrs. Wynsma and Mutz, who are not affiliated with the Investment Adviser or Sub-Advisers receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. Effective March 1, 2004, the Trustees receive $5,000 for each Board Meeting attended and an annual retainer of $10,000. The Trustees also receive $1,500 per telephonic board meeting and $100 per telephonic committee meeting. The Chairman of the Audit Committee receives an additional $5,000 per year. No officer or employee of the Investment Adviser, Sub-Advisers or their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices.


         The table below shows the total fees which were paid to each of the Trustees during the fiscal year ended October 31, 2003.

                                        PENSION OR
                       AGGREGATE        RETIREMENT        ESTIMATED          TOTAL
                      COMPENSATION   BENEFITS ACCRUED      ANNUAL        COMPENSATION
                     RECEIVED FROM   (AS PART OF FUND   BENEFITS UPON   FROM TRUST AND
      TRUSTEE          THE TRUST         EXPENSES)       RETIREMENT      FUND COMPLEX
------------------   -------------   ----------------   -------------   --------------
Leonard F. Amari        $30,500             N/A              N/A           $30,500
Robert A. Kushner        30,500             N/A              N/A            30,500
Gregory T. Mutz          30,500             N/A              N/A            30,500
Robert B. Scherer        34,250             N/A              N/A            34,250
Nathan Shapiro           25,500             N/A              N/A            25,500

                                        PENSION OR
                       AGGREGATE        RETIREMENT        ESTIMATED          TOTAL
                      COMPENSATION   BENEFITS ACCRUED      ANNUAL        COMPENSATION
                     RECEIVED FROM   (AS PART OF FUND   BENEFITS UPON   FROM TRUST AND
      TRUSTEE          THE TRUST         EXPENSES)       RETIREMENT      FUND COMPLEX
------------------   -------------   ----------------   -------------   --------------
Denis Springer           30,500             N/A              N/A            30,500
Robert Feitler*          25,500             N/A              N/A            25,500
James Wynsma             24,250             N/A              N/A            24,250

* Mr. Feitler retired as Trustee of ABN AMRO Funds effective November 1, 2003.


         As of January 31, 2004, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of any class of each Fund, except for Stuart D. Bilton, who owned 1.44% of ABN AMRO Municipal Bond Fund.


CODE OF ETHICS

         The Trust, its Investment Advisers, Sub-Advisers and principal underwriter have each adopted a code of ethics (the "Codes of Ethics") under Rule 17j-1 of the Investment Company Act of 1940, as amended (the "1940 Act"). The Codes of Ethics permit personnel, subject to the Codes of Ethics and their restrictive provisions, to invest in securities, including securities that may be purchased or held by the Trust.

                      PROXY VOTING POLICIES AND PROCEDURES

         The Trust has delegated the voting of portfolio securities to each of its Investment Advisers and Sub-Advisers. The Investment Advisers and Sub-Advisers have each adopted proxy voting policies and procedures ("Proxy Voting Policies and Procedures") for use in connection with determining how to vote proxies related to portfolio securities, including the procedures to be used if a vote presents a conflict of interest between the interests of a Fund's shareholders on the one hand, and those of the applicable Investment Adviser or Sub-Adviser. Copies of the Proxy Voting Policies and Procedures are included under Appendix B.


         The Trust will be required to file new Form N-PX with the Trust's complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year, commencing on August 31, 2004. This filing will be available without charge on the Trust's website at www.abnamrofunds.com and on the SEC's website at www.sec.gov.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         Listed below are the names and addresses of those shareholders who, as of January 31, 2004, owned of record or beneficially 5% or more of the shares of the Funds. Shareholders who have the power to vote a large percentage of shares (at least 25%) of a particular Fund can control the Fund and determine the outcome of a shareholder meeting.

                              ABN AMRO GROWTH FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
Charles Schwab & Co., Inc.                              Class N          18.31%
Special Custody Acct. for Exclusive Benefit of
Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

Wells Fargo Bank Minnesota NA Cust.                     Class N          12.53%
FBO Fidelity National Financial Inc.
401(k) Chicago Trust Growth & Income 10242210
P.O. Box 1533
Minneapolis, MN  55480

Stetson & Co.                                           Class N           8.66%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60601

LaSalle Bank NA                                         Class I          67.48%
Omnibus 66
P.O. Box 1443
Chicago, IL 60690-1443

Charles Schwab & Co., Inc.                              Class I           8.74%
Special Custody Acct. for Exclusive Benefit of
Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

Stetson & Co.                                           Class I           6.93%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60601

Fox and Co.                                             Class I           5.91%
A Partnership
P.O. Box 976
New York, NY 10268

ABN AMRO Asset Management Holdings, Inc.                Class C          70.97%
Attn: Seymour Newman Mailstop 09TF
161 North Clark Street
Chicago, IL  60601

Mark Sondheim                                           Class C           5.97%
2107 26th Avenue
Seattle, WA  98199-4107

Home Federal Bank of Tennessee                          Class R          70.75%
Spectrum Health Services Supplemental
515 Market Street, Suite 500
Knoxville, TN  37902

ABN AMRO Asset Management Holdings, Inc.                Class R          29.18%
Attn: Seymour Newman Mailstop 09TF
161 North Clark Street
Chicago, IL  60601

                     ABN AMRO/MONTAG & CALDWELL GROWTH FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
Charles Schwab & Co., Inc.                              Class N          18.85%
Special Custody Acct. for Exclusive Benefit of
  Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

Scudder Trust Company                                   Class N          10.06%
Attn: Asset Reconciliation Department
P.O. Box 1757
Salem, NH 03079

Salomon Smith Barney Inc.                               Class N           6.45%
00109801250
388 West 34th St., 3rd Floor
New York, NY 10001

Nationwide Trust Company                                Class R          64.81%
c/o IPO Portfolio Accounting
P.O. Box 182029
Columbus, OH 43218-2029

ABN AMRO Asset Management Holdings, Inc.                Class R          31.87%
Attn: Seymour Newman Mailstop 09TF
161 North Clark Street
Chicago, IL  60601

                          MONTAG & CALDWELL GROWTH FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
First Union National Bank FBO                           Class I           5.56%
Various Retirement Plans
1525 West WT Harris Boulevard
Charlotte, VA  28288-1151

                       ABN AMRO/TAMRO LARGE CAP VALUE FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
Stetson & Co.                                           Class N          19.86%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60601

Charles Schwab & Co., Inc.                              Class N           5.10%
Special Custody Acct. for Exclusive Benefit of
  Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

                               ABN AMRO VALUE FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
LaSalle National Bank as Trustee                        Class N          68.85%
Omnibus Account 00078H844
P.O. Box 1443
Chicago, IL 60690-1443

Carn & Co. 02220601                                     Class N          28.87%
ABN AMRO Group PS & Savings Plan
Attn:  Mutual Funds-Star
P.O. Box 96211
Washington, DC 20090-6211

                              ABN AMRO MID CAP FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
Charles Schwab & Co., Inc.                              Class N          26.13%
Special Custody Acct. for Exclusive Benefit of
Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

Stetson & Co.                                           Class N           9.78%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60601

National Investor Services FBO                          Class N           8.02%
097-50000-19
55 Water Street, 32nd Floor
New York, NY 10041

Swebak & Co.                                            Class N           6.06%
c/o Amcore Investment Group NA
Attn:  Mutual Funds Processing
P.O. Box 4599 Rockford, IL 61110-4599

                          ABN AMRO/TAMRO SMALL CAP FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
Miter & Co.                                             Class N          18.53%
M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

LaSalle Bank NA                                         Class N          17.24%
Omnibus 66
P.O. Box 1443
Chicago, IL 60690-1443

Charles Schwab & Co., Inc.                              Class N          10.56%
Special Custody Acct. for Exclusive Benefit of
  Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

                         ABN AMRO SELECT SMALL CAP FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
LaSalle Bank NA, as Trustee                             Class N          63.08%
P.O. Box 1443
Chicago, IL 60690-1443

LaSalle Bank NA, as Trustee                             Class N          12.24%
Omnibus 85
P.O. Box 1443
Chicago, IL 60690-1443

LaSalle Bank NA, as Trustee                             Class N          12.12%
Omnibus 72
P.O. Box 1443
Chicago, IL 60690-1443

                     ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
Charles Schwab & Co., Inc.                              Class N          22.67%
Special Custody Account for the Exclusive Benefit of
Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

Investors Bank & Trust Co.                              Class N           6.97%
Trustee FBO Various Retirement Plans
Attn:  David Stavola, MO 2-41
4 Manhattanville Rd.
Purchase, NY  10577

                     ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
Stetson & Co.                                           Class N           6.84%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60601

Wells Fargo Bank Minnesota NA FBO Fidelity              Class N           6.34%
National Financial Inc.
401(k) Veredus Aggressive Growth
10242215
P.O. Box 1533
Minneapolis, MN  55480

Carn & Co. 02220601                                     Class I          27.83%
ABN AMRO Group PS & Savings Plan
Attn:  Mutual Funds-Star
P.O. Box 96211
Washington, DC 20090-6211

LaSalle Bank NA                                         Class I          17.20%
Omnibus 66
P.O. Box 1443
Chicago, IL 60690-1443

Charles Schwab & Co., Inc.                              Class I          16.55%
Special Custody Account for the Exclusive Benefit of
Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

                            ABN AMRO EQUITY PLUS FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
LaSalle Bank NA, as Trustee                             Class I          55.05%
Omnibus 72
P.O. Box 1443
Chicago, IL 60690-1443

LaSalle Bank NA, as Trustee                             Class I          23.40%
Omnibus 85
P.O. Box 1443
Chicago, IL 60690-1443

LaSalle Bank NA, Trustee                                Class I           9.14%
P.O. Box 1443
Chicago, IL 60640-1443

National Financial Services LLC                         Class I           7.13%
FBO the Benefit of Our Customers
200 Liberty Street
World Financial Center
New York, NY  10281

                       ABN AMRO/VEREDUS SELECT GROWTH FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
ABN AMRO Asset Management Holdings, Inc.                Class N          42.34%
Attn:  Seymour Newman Mailstop 09TF
161 North Clark St.
Chicago, IL  60601

ABN AMRO Trust Serv. Co. Cust.                          Class N          17.54%
FBO John W. O'Neal SEP IRA
21 Riding Ridge Rd.
Prospect, KY  40059-9460

LaSalle Bank NA, as Trustee                             Class N           5.99%
P.O. Box 1443
Chicago, IL 60690-1443

Stetson & Co.                                           Class N           5.59%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60601

                            ABN AMRO REAL ESTATE FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
LaSalle Bank NA                                         Class N          49.25%
Omnibus Account 00078H620
P.O. Box 1443
Chicago, IL 60690-1443

Carn & Co. 02220601                                     Class N          28.85%
ABN AMRO Group PS & Savings Plan
Attn:  Mutual Funds-Star
P.O. Box 96211
Washington, DC 20090-6211

Putnam Fiduciary Trust Co. Trustee                      Class N           7.36%
FBO ABN AMRO Securities LLC
Savings Plan
Attn:  DC Plan Admin. Team MS N3G650789
Investors Way
Norwood, MA 02062

Charles Schwab & Co., Inc.                              Class N           5.61%
Special Custody Account for Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

                          ABN AMRO/VEREDUS SCITECH FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
Charles Schwab & Co., Inc.                              Class N          21.53%
Special Custody Account for Exclusive
Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

                             ABN AMRO BALANCED FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
Stetson & Co.                                           Class N          20.46%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60601

Wells Fargo Bank Minnesota NA FBO Fidelity              Class N          17.87%
National Financial Inc.
401(k) Chicago Trust Balanced 10242203
P.O. Box 1533
Minneapolis, MN 55480

Carn & Co. 02220601                                     Class N          17.44%
ABN AMRO Group PS & Savings Plan
Attn:  Mutual Funds-Star
P.O. Box 96211
Washington, DC 20090-6211

                    ABN AMRO/MONTAG & CALDWELL BALANCED FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
American Express Trust Company                          Class N          20.26%
50534 AXP Financial Center
Minneapolis, MN 55474

                         MONTAG & CALDWELL BALANCED FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
Wells Fargo Bank Minnesota NA Cust.                     Class I          28.10%
FBO Pacificare Health Systems
401(k) Plan A/C #4300103020
510 Marquette Ave.
South Minneapolis, MN 55479

PricewaterhouseCoopers LLP                              Class I          20.28%
Savings Plan for Employees and Partners
Attn: Yvonne Smith
One Wall Street, 12th Floor
New York, NY 10286

                         MONTAG & CALDWELL BALANCED FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
Stetson & Co.                                           Class I          13.62%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60603

Bank of New York Cust.                                  Class I          11.11%
FBO PricewaterhouseCoopers Employees
Retirement Benefit Accumulation Plan
Attn: Yvonne Smith
One Wall Street, 12th Floor
New York, NY 10286

Branch Banking & Trust Co. Cust.                        Class I           9.20%
SE Regional-Montag & Caldwell
P.O. Box 2887
Wilson, NC 27894-2887

American Express Trust Company                          Class I           7.32%
FBO American Ex. Tr. Ret. Services Plans
U/A DTD 1/1/98
Attn:  Chris Hunt N10/996
P.O. Box 534
Minneapolis, MN  55440-0534

                       ABN AMRO INTERNATIONAL EQUITY FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
LaSalle National Bank                                   Class N          26.93%
Omnibus 72
P.O. Box 1443
Chicago, IL 60690-1443

LaSalle National Bank as Trustee                        Class N          25.78%
Omnibus Account 00078H778
P.O. Box 1443
Chicago, IL 60690-1443

Stetson & Co.                                           Class N          14.11%
c/o The Chicago Trust Co.
171 N. Clark St. 10 RTR
Chicago, IL  60601

                      ABN AMRO GLOBAL EMERGING MARKETS FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
ABN AMRO Asset Management Holdings, Inc.                Class I          100.00%
Attn:  Seymour Newman Mailstop 09TF
161 North Clark St.
Chicago, IL  60601

                               ABN AMRO BOND FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
Stetson & Co.                                           Class N          14.06%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60601

LaSalle National Bank as Trustee                        Class N          12.99%
Omnibus A/C 00078H109
P.O. Box 1443
Chicago, IL 60690-1443

LaSalle Bank                                            Class N           5.40%
Omnibus 85
P.O. Box 1443
Chicago, IL 60690-1443

LaSalle National Bank as Trustee                        Class I          82.02%
Omnibus Account 00078H109
P.O. Box 1443
Chicago, IL 60690-1443

Stetson & Co.                                           Class I          11.12%
c/o ABN AMRO Trust Services Co.
161 N. Clark St. 10th Floor
Chicago, IL  60603

                       ABN AMRO INVESTMENT GRADE BOND FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
ABN AMRO Trust Serv. Co. Cust. IRA Rollover             Class N          34.66%
FBO Thomas M. Ferraro
92 Barrett Avennue
Stamford, CT  06905

ABN AMRO Trust Serv. Co. Cust. IRA Rollover             Class N          17.12%
Charlotte H. Fox
3031 Kathleen Lane
Flossmoor, IL  60422-1741

ABN AMRO Asset Management Holdings, Inc.                Class N          13.03%
Attn:  Seymour Newman Mailstop 09TF
161 North Clark St.
Chicago, IL  60601

ABN AMRO Trust Serv. Co. Cust.                          Class N           8.63%
FBO Annie Faye Carter Powell
528 Redwood Circle
McDonough, GA  30252

LaSalle Bank                                            Class I          31.80%
Omnibus 85
P.O. Box 1443
Chicago, IL 60690-1443

                       ABN AMRO INVESTMENT GRADE BOND FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
LaSalle Bank                                            Class I          28.69%
Omnibus 72
P.O. Box 1443
Chicago, IL 60690-1443

LaSalle Bank                                            Class I          24.64%
P.O. Box 1443
Chicago, IL  60690-1443

Fox and Co.                                             Class I           6.67%
A Partnership
P.O. Box 976
New York, NY 10268

                          ABN AMRO HIGH YIELD BOND FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
ABN AMRO Asset Management Holdings, Inc.                Class N          98.30%
Attn:  Seymour Newman Mailstop 09TF
161 North Clark St.
Chicago, IL  60601

                          ABN AMRO HIGH YIELD BOND FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
ABN AMRO Asset Management Holdings, Inc.                Class I          98.76%
Attn:  Seymour Newman Mailstop 09TF
161 North Clark St.
Chicago, IL  60601

                          ABN AMRO MUNICIPAL BOND FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
LaSalle National Bank as Trustee                        Class N          47.53%
Omnibus A/C 00078H505
P.O. Box 1443
Chicago, IL 60690-1443

Charles Schwab & Co., Inc.                              Class N          12.72%
Special Custody Acct. for Exclusive of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA  94104-4122

                       ABN AMRO INVESTOR MONEY MARKET FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
Davis & Company                                         Class N          81.72%
c/o Marshall & Ilsley Trust Co.
c/o M&I Trust Co./Outsourcing
P.O. Box 2977
Milwaukee, WI 53201-2977

                      ABN AMRO GOVERNMENT MONEY MARKET FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
National Financial Services                             Class S          97.21%
For the Exclusive Benefit of our Customers
Attn:  Mutual Funds Dept. 5th Fl.
200 Liberty St. 1 World Financial Center
New York, NY  10281

LaSalle National Trust NA                               Class I          95.20%
Attn:  Mutual Funds Operations
P.O. Box 1443
Chicago, IL 60690-1443

                           ABN AMRO MONEY MARKET FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
National Financial Services                             Class S          93.94%
For the Exclusive Benefit of Our Customers
Attn:  Mutual Funds Dept. 5th Fl.
200 Liberty St. 1 World Financial Center
New York, NY  10281

ABN AMRO Inc.                                           Class S           5.23%
Attn:  Mario Defilipo
499 Washington Blvd
Jersey City, NJ  07310

National Financial Services                             Class I          92.35%
For the Exclusive Benefit of our Customers
Attn:  Mutual Funds Dept. 5th Fl.
200 Liberty St. 1 World Financial Center
New York, NY  10281

                      ABN AMRO TAX-EXEMPT MONEY MARKET FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
National Financial Services                             Class S          86.32%
For the Exclusive Benefit of Our Customers
Attn:  Mutual Funds Dept. 5th Fl.
200 Liberty St. 1 World Financial Center
New York, NY  10281

ABN AMRO Inc.                                           Class S          10.41%
Attn:  Mario Defilipo
499 Washington Blvd.
Jersey City, NJ  07310

LaSalle National Trust NA                               Class I          99.26%
Attn:  Mutual Funds Operations
P.O. Box 1443
Chicago, IL 60690-1443

                       ABN AMRO TREASURY MONEY MARKET FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
National Financial Services                             Class S          93.00%
For the Exclusive Benefit of our Customers
Attn:  Mutual Funds Department, 5th Fl.
200 Liberty Street 1 World Financial Center
New York, NY  10281

LaSalle National Bank                                   Class I          99.34%
Attn:  Mutual Funds Operations
Omnibus Account
P.O. Box 1443
Chicago, IL 60690-1443

                 ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND

            SHAREHOLDER NAME AND ADDRESS                CLASS     PERCENTAGE OWNED (%)
-----------------------------------------------------   -------   --------------------
LaSalle National Trust NA                               Class Y          75.86%
Attn:  Mutual Funds Operations
P.O. Box 1443
Chicago, IL 60690-1443

M&I Trust                                               Class Y           6.93%
Davis & Co.
ACM 14th Floor
1000 N. Water St.
Milwaukee, WI 53202

LaSalle National Trust NA                               Class YS         56.86%
Attn:  Mutual Funds Operations
P.O. Box 1443
Chicago, IL 60690-1443

Adventist Health System                                 Class YS         10.20%
Attn: Mark Block
111 N. Orlando Avennue
Winter Park, LF  32757

                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISERS

         The advisory services provided by the Investment Adviser of each Fund and the fees received by it for such services for the Fund's most recent fiscal year are described in the Prospectus.

         On May 11, 2001, ABN AMRO Asset Management, Inc. ("AAAM Inc.") (formerly known as Chicago Capital Management, Inc.) replaced Chicago Trust as Investment Adviser to ABN AMRO Growth Fund, ABN AMRO Mid Cap Fund, ABN AMRO Balanced Fund, ABN AMRO Bond Fund, ABN AMRO Municipal Bond Fund and ABN AMRO Investor Money Market Fund. AAAM Inc. is also the Investment Adviser for ABN AMRO Investment Grade Bond Fund. AAAM Inc. is a member of the ABN AMRO group of companies and is located at 161 North Clark Street, Chicago, Illinois 60601.

         AAAM Inc. has entered into Expense Limitation Agreements with the Trust for ABN AMRO Mid Cap Fund - Class N, ABN AMRO Investment Grade Bond Fund - Class N and Class I and ABN AMRO Bond Fund - Class N and Class I, through February 28, 2005, whereby it has agreed to reimburse the class of the Fund to the extent necessary to maintain total annual operating expenses at 1.40%, 0.89% and 0.64%, 0.74% and 0.49% of net assets, respectively. AAAM Inc. may from time to time voluntarily waive a portion of its advisory fees with respect to ABN AMRO Municipal Bond Fund and/or reimburse a portion of the Fund's expenses.

         Montag & Caldwell, Inc. ("Montag & Caldwell") is the Investment Adviser for ABN AMRO/Montag & Caldwell Growth Fund and ABN AMRO/Montag & Caldwell Balanced Fund. Montag & Caldwell is a member of the ABN AMRO group of companies and is located at 3455 Peachtree Street NE, Suite 1200, Atlanta, Georgia 30326. Montag & Caldwell may from time to time voluntarily waive a portion of its advisory fees with respect to the Funds and/or reimburse a portion of the Funds' expenses.


         Veredus Asset Management LLC ("Veredus") is the Investment Adviser for ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus Select Growth Fund and ABN AMRO/Veredus SciTech Fund. Veredus is a member of the ABN AMRO group of companies and is located at One Paragon Center, 6060 Dutchmans Lane, Louisville, KY 40205. Veredus has entered into an Expense Limitation Agreement with the Trust through February 28, 2005, whereby it has agreed to reimburse ABN AMRO/Veredus Aggressive Growth Fund - Class N and Class I, ABN AMRO/Veredus Select Growth Fund - Class N and ABN AMRO/Veredus SciTech Fund - Class N to the extent necessary to maintain total annual operating expenses at 1.49% and 1.24%,
1.30 % and 1.60% of net assets, respectively.


         TAMRO Capital Partners LLC ("TAMRO") is the Investment Adviser for ABN AMRO/TAMRO Large Cap Value Fund and ABN AMRO/TAMRO Small Cap Fund. TAMRO is a member of the ABN AMRO group of companies and is located at 1660 Duke Street, Alexandria, VA 22314. TAMRO has entered into an Expense Limitation Agreement with the Trust through February 28, 2005 whereby it has agreed to reimburse the Funds to the extent necessary to maintain total annual operating expenses at 1.20% and 1.30% of net assets, respectively.

         ABN AMRO Asset Management (USA) LLC ("ABN AMRO Asset Management"), 161 North Clark Street, Chicago, Illinois 60601, is the Investment Adviser to ABN AMRO Value Fund, ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund, ABN AMRO Real Estate Fund, ABN AMRO International Equity Fund, ABN AMRO Government Money Market Fund, ABN AMRO Institutional Treasury Money Market Fund, ABN AMRO Institutional Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund, ABN AMRO Treasury Money

Market Fund, ABN AMRO Institutional Prime Money Market Fund, ABN AMRO Global Emerging Markets Fund and ABN AMRO High Yield Bond Fund. ABN AMRO Asset Management is a direct, wholly-owned subsidiary of ABN AMRO Capital Markets Holding, Inc. The Administrator and ABN AMRO Asset Management are affiliated and under the common control of ABN AMRO Holding N.V.

         ABN AMRO Asset Management has entered into an Expense Limitation Agreement with the Trust, through February 28, 2005, for the following Funds:


                   FUND                       CLASS I   CLASS S   CLASS N
--------------------------------------------  -------   -------   -------
ABN AMRO Value Fund.........................     --        --      0.94%
ABN AMRO Real Estate Fund...................     --        --      1.37%
ABN AMRO International Equity Fund..........     --        --      1.41%
ABN AMRO Global Emerging Markets Fund.......   1.45%       --      1.70%
ABN AMRO Treasury Money Market Fund.........   0.36%     0.61%       --
ABN AMRO Government Money Market Fund.......   0.31%     0.63%       --
ABN AMRO Money Market Fund..................   0.37%     0.73%       --
ABN AMRO Tax-Exempt Money Market Fund.......   0.33%     0.58%       --
ABN AMRO High Yield Bond Fund...............   0.55%       --      0.80%

         Pursuant to an investment advisory agreement between each Fund and its Investment Adviser, currently each Fund pays its Investment Adviser a fee, payable monthly, at the annual rate shown below:

                                                     GROSS ADVISORY FEE
                 FUND                       (AS A % OF AVERAGE DAILY NET ASSETS)
-----------------------------------------   ------------------------------------
ABN AMRO Growth                                           0.70%
ABN AMRO/Montag & Caldwell Growth                         0.66%*
ABN AMRO/Veredus Select Growth                            0.80%
ABN AMRO/TAMRO Large Cap Value                            0.80%
ABN AMRO Value                                            0.80%
ABN AMRO Mid Cap                                          0.80%**
ABN AMRO/TAMRO Small Cap                                  0.90%
ABN AMRO/Veredus Aggressive Growth                        1.00%
ABN AMRO/Real Estate                                      1.00%
ABN AMRO/Veredus SciTech                                  1.00%
ABN AMRO Balanced                                         0.70%
ABN AMRO/Montag & Caldwell Balanced                       0.75%
ABN AMRO International Equity                             1.00%
ABN AMRO Bond                                             0.55%
ABN AMRO Municipal Bond                                   0.60%
ABN AMRO Investor Money Market                            0.40%
ABN AMRO Government Money Market                          0.20%
ABN AMRO Institutional Prime Money Market                 0.10%
ABN AMRO Money Market                                     0.35%
ABN AMRO Tax-Exempt Money Market                          0.35%
ABN AMRO Treasury Money Market                            0.35%
ABN AMRO Investment Grade Bond                            0.50%
ABN AMRO Select Small Cap                                 0.50%
ABN AMRO Equity Plus                                      0.40%
ABN AMRO Global Emerging Markets                          1.10%
ABN AMRO High Yield Bond                                  0.45%

--------------------
* For the services to be rendered by the Investment Adviser, the Fund shall pay to the Investment Adviser within five business days after the end of each calendar month a monthly fee of one-twelfth of 0.80% for the first $800 million and 0.60% over $800 million of the Fund's average daily net assets for that month.

** For the services to be provided by the Investment Adviser, the Fund shall pay to the Investment Adviser within five business days after the end of each calendar month a monthly fee of one-twelfth of 0.80% for the first $100 million, 0.75% of the next $300 million and 0.70% over $400 million of the Fund's average daily net assets for that month. Prior to December 22, 2003, the Fund paid the Investment Adviser an annual fee of 0.80% of its average daily net assets.

         The investment advisory fees earned and waived by the Investment Advisers for each Fund for the last three fiscal years, as well as any fees waived or expenses reimbursed, are set forth below.

FISCAL YEAR ENDED OCTOBER 31, 2003

                                                        GROSS ADVISORY   WAIVED FEES AND
                                                        FEES EARNED BY     REIMBURSED      NET ADVISORY FEES
                      FUND*                                ADVISERS         EXPENSES       AFTER FEE WAIVERS
-----------------------------------------------------   --------------   ---------------   -----------------
ABN AMRO Growth Fund.................................    $  6,540,117       $     --         $  6,540,117
ABN AMRO/Montag & Caldwell Growth Fund...............      16,971,751             --           16,971,751
ABN AMRO/TAMRO Large Cap Value Fund..................          71,531         64,517                7,014
ABN AMRO Value Fund..................................       1,305,112        403,658              901,454
ABN AMRO Mid Cap Fund................................         940,561         20,246              920,315
ABN AMRO/TAMRO Small Cap Fund........................         425,527         68,383              357,144
ABN AMRO/Veredus Aggressive Growth Fund..............       3,884,188        159,922            3,724,266
ABN AMRO/Montag & Caldwell Balanced Fund.............       1,698,076             --            1,698,076
ABN AMRO Balanced Fund...............................       2,085,475             --            2,085,475
ABN AMRO International Equity Fund...................         117,786         91,337               26,449
ABN AMRO Real Estate Fund............................         320,725         60,858              259,867
ABN AMRO/Veredus SciTech Fund........................          20,615         63,445              (42,830)
ABN AMRO Bond Fund...................................       3,043,268        987,369            2,055,899
ABN AMRO Municipal Bond Fund.........................         297,020        200,339               96,681
ABN AMRO Investor Money Market Fund..................       1,356,421             --            1,356,421
ABN AMRO Money Market Fund...........................         508,127        189,953              318,174
ABN AMRO Government Money Market Fund................         937,249             --              937,249
ABN AMRO Treasury Money Market Fund..................       1,428,109        403,949            1,024,160
ABN AMRO Tax-Exempt Money Market Fund................       1,276,664        462,227              814,437
ABN AMRO Institutional Prime Money Market Fund.......       2,552,934             --            2,552,934
ABN AMRO/Veredus Select Growth Fund..................          14,342         53,946              (39,604)
ABN AMRO Equity Plus Fund............................         403,824         37,681              366,143
ABN AMRO Select Small Cap Fund.......................         135,947         11,536              124,411
ABN AMRO Investment Grade Bond Fund..................         368,203        153,449              214,754
ABN AMRO High Yield Bond Fund**......................          30,715         30,688                   27

----------
* As of the date of this Statement of Additional Information, ABN AMRO Global Emerging Markets Fund's Class N shares, ABN AMRO Institutional Government Money Market Fund, and ABN AMRO Institutional Treasury Money Market Fund have not yet commenced operations.

**       ABN AMRO High Yield Bond Fund commenced operations on June 30, 2003.

FISCAL YEAR ENDED OCTOBER 31, 2002

                                                        GROSS ADVISORY   WAIVED FEES AND
                                                        FEES EARNED BY     REIMBURSED      NET ADVISORY FEES
                      FUND                                 ADVISERS         EXPENSES       AFTER FEE WAIVERS
-----------------------------------------------------   --------------   ---------------   -----------------
ABN AMRO Growth Fund.................................    $  4,666,534       $      --        $  4,666,534
ABN AMRO/Montag & Caldwell Growth Fund...............      14,490,109              --          14,490,109
ABN AMRO/TAMRO Large Cap Value Fund..................          75,354          55,406              19,948
ABN AMRO Value Fund..................................         933,732         273,280             660,452
ABN AMRO Mid Cap Fund................................         561,835          53,356             508,479
ABN AMRO/TAMRO Small Cap Fund........................         265,226          64,965             200,261
ABN AMRO/Veredus Aggressive Growth Fund..............       4,051,747         318,442           3,733,305
ABN AMRO/Montag & Caldwell Balanced Fund.............       1,990,824              --           1,990,824
ABN AMRO Balanced Fund...............................       2,320,072              --           2,320,072
ABN AMRO International Equity Fund...................         357,269          94,471             262,798
ABN AMRO Real Estate Fund............................         179,518          55,925             123,593
ABN AMRO/Veredus SciTech Fund........................          29,370          64,640             (35,270)
ABN AMRO Bond Fund...................................       2,497,406         825,310           1,672,096
ABN AMRO Municipal Bond Fund.........................         303,227         154,478             148,749
ABN AMRO Investor Money Market Fund..................       1,414,487              --           1,414,487
ABN AMRO Money Market Fund...........................         569,815         203,279             366,536
ABN AMRO Government Money Market Fund................       1,050,289              --           1,050,289
ABN AMRO Treasury Money Market Fund..................       1,116,630         329,854             786,776
ABN AMRO Tax-Exempt Money Market Fund................       1,538,231         540,479             997,752
ABN AMRO Institutional Prime Money Market Fund.......       1,973,438              --           1,973,438
ABN AMRO/Veredus Select Growth Fund*.................          15,673          42,121             (26,448)
ABN AMRO Equity Plus Fund**..........................         291,248          93,359             197,889
ABN AMRO Select Small Cap Fund**.....................          82,587           1,691              80,896
ABN AMRO Investment Grade Bond Fund**................         227,678         132,795              94,883

----------
*        ABN AMRO/Veredus Select Growth Fund commenced operations on December
         31, 2001.

**       Reflects fees paid for the six-month period ended October 31, 2002.

FISCAL YEAR ENDED OCTOBER 31, 2001

                                                        GROSS ADVISORY   WAIVED FEES AND
                                                        FEES EARNED BY     REIMBURSED      NET ADVISORY FEES
                      FUND                                 ADVISERS         EXPENSES       AFTER FEE WAIVERS
-----------------------------------------------------   --------------   ---------------   -----------------
ABN AMRO Growth Fund.................................    $  3,899,474       $      --        $ 3,899,474
ABN AMRO/Montag & Caldwell Growth Fund...............      14,870,628              --         14,870,628
ABN AMRO/TAMRO Large Cap Value Fund*.................          23,249          63,184            (39,935)
ABN AMRO Value Fund**................................         910,487          13,882            896,605
ABN AMRO Mid Cap Fund................................         277,578          41,612            235,966
ABN AMRO/TAMRO Small Cap Fund*.......................          13,384          61,811            (48,427)
ABN AMRO/Veredus Aggressive Growth Fund..............       2,393,687         106,965          2,286,722
ABN AMRO/Montag & Caldwell Balanced Fund.............       2,412,608              --          2,412,608
ABN AMRO Balanced Fund...............................       2,125,058              --          2,125,058
ABN AMRO International Equity Fund**.................         884,389           7,574            876,815
ABN AMRO Real Estate Fund**..........................         149,343          45,865            103,478
ABN AMRO/Veredus SciTech Fund........................          25,456          60,594            (35,138)
ABN AMRO Bond Fund...................................       1,253,858         466,964            786,894
ABN AMRO Municipal Bond Fund.........................         152,358         210,315            (57,957)
ABN AMRO Investor Money Market Fund..................       1,662,270              --          1,662,270
ABN AMRO Money Market Fund**.........................         549,407         230,524            318,883
ABN AMRO Government Money Market Fund**..............       1,117,664           5,498          1,112,166
ABN AMRO Treasury Money Market Fund**................         725,008         301,049            423,959
ABN AMRO Tax-Exempt Money Market Fund**..............       1,377,708         577,243            800,465
ABN AMRO Institutional Prime Money Market Fund**.....       1,619,732              --          1,619,732

----------
*        Fund commenced operations on November 30, 2000.

** Fees for the former ABN AMRO Funds are for the 10 months ended October 31, 2001.

         For the fiscal years April 30, 2001 and April 30, 2002, the Funds set forth below paid the following advisory fees:

                FUND*                    NET FEES PAID         FEES WAIVED
-----------------------------------   -------------------   -------------------
                                        2001       2002       2001       2002
                                      --------   --------   --------   --------
ABN AMRO Select Small Cap Fund        $197,788   $192,126   $  3,051   $  4,835
ABN AMRO Equity Plus Fund              957,999    652,988    319,332    281,760
ABN AMRO Investment Grade Bond Fund    284,223    261,972    426,354    392,958

* Independence One Mutual Funds, a Massachusetts business trust, was acquired by the Trust. Trust Class shareholders of Independence One Fixed Income Fund and Class A and Class B shareholders of Independence One U.S. Government Securities Fund received Class I shares of ABN AMRO Investment Grade Bond Fund. Class A shareholders of Independence One Small Cap Fund received Class N shares of ABN AMRO Select Small Cap Fund. Trust Class, Class A and Class B shareholders of Independence One Equity Plus Fund received Class I shares of ABN AMRO Equity Plus Fund. Advisory fees paid by Independence One Mutual Funds for fiscal years ended April 30, 2001 and 2002 were paid to Independence One Capital Management Corporation.

         Under the Investment Advisory Agreements, the Investment Adviser of each Fund is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

         Each Investment Advisory Agreement is terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Investment Adviser. An Investment Adviser may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Trust. Each Investment Advisory Agreement terminates automatically in the event of its assignment.

         Under each Investment Advisory Agreement, the Fund pays the following expenses: (1) the fees and expenses of the Trust's Independent Trustees, (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with the Investment Adviser, (3) interest expenses, (4) taxes and governmental fees, (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities, (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions, (7) accounting and legal costs, (8) insurance premiums, (9) fees and expenses of the Trust's Custodian, Administrator, Sub-Administrator and Transfer Agent and any related services, (10) expenses of obtaining quotations of the Funds' portfolio securities and of pricing the Funds' shares, (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings, (12) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses and (13) fees and expenses of membership in industry organizations.

         Prior to February 1, 2001, Alleghany Corporation was the parent company of Alleghany Asset Management, Inc., which was the parent company of the Investment Advisers. On October 18, 2000 ABN AMRO Holding N.V. and Alleghany Corporation announced that ABN AMRO had agreed to acquire Alleghany Asset Management, Inc., the parent company to the Investment Advisers. The transaction closed on February 1, 2001. The transaction constituted an assignment of the Funds' investment advisory agreements and sub-investment advisory agreements, which were approved by the Board of Trustees on November 21, 2000. The shareholders of the Trust approved the advisory and sub-advisory agreement at a meeting of shareholders held on January 17, 2001.

THE SUB-ADVISERS

         On September 30, 2003, AAAM Inc., on behalf of ABN AMRO Mid Cap Fund, terminated the sub-investment advisory agreement with Talon Asset Management, Inc. ("Talon") and, on October 1, 2003, entered into an interim sub-investment advisory agreement with Optimum Investment Advisers, LP ("Optimum"), subject to shareholder approval. On December 22, 2003, the shareholders of ABN AMRO Mid Cap Fund approved, and AAAM Inc. entered into, a sub-investment advisory agreement with Optimum. Optimum is an independent registered investment adviser founded in 1990 with offices at 100 South Wacker Drive, Chicago, IL 60606.

         For services provided and expenses incurred pursuant to the sub-investment advisory agreement, Optimum is entitled to receive a fee from AAAM Inc. equal to 0.30 of 1% per annum on the first $100 million of the Fund's average daily net assets; 0.25 of 1% per annum on the next $300 million of the Fund's average daily net assets; and 0.20 of 1% per annum on the Fund's average daily net assets over $400 million. The fee shall be payable monthly in arrears. For the period October 1, 2003 through October 31, 2003, AAAM Inc. paid Optimum $44,578 in sub-advisory fees.

         Prior to October 1, 2003, Talon provided sub-investment advisory services for ABN AMRO Mid Cap Fund pursuant to a Sub-Advisory Agreement. Talon is located at One North Franklin, Chicago, IL

60601. For the services it provided, Talon received a fee from AAAM Inc. as described herein. Effective February 17, 2003, for months in which the Fund's average daily net assets were $18 million or less, Talon would not receive a fee. For all other months, AAAM Inc. would pay Talon a fee equal to 68.75% of the management fee that AAAM Inc. received, net of any expense reimbursement, on all assets held in the Fund other than those assets with record-keeping services being performed by ABN AMRO Trust Services. AAAM Inc. would pay Talon a fee equal to the management fee, net of any expense reimbursement, less 0.39% annually of the Fund's average net assets on which record-keeping services were performed by ABN AMRO Trust Services. Prior to February 17, 2003, Talon received a fee from the Investment Adviser equal to 68.75% of the advisory fee of 0.80% on average daily net assets greater than $18 million and no fee on average daily net assets less than $18 million. For the past three fiscal years, Talon received the following fees:

YEAR ENDED 10/31   FEE RECEIVED
----------------   ------------
     2001            162,227
     2002            349,580
     2003*           519,941

* For the period November 1, 2002 through September 30, 2003.

         ABN AMRO Asset Management, on behalf of the Trust, has entered into sub-advisory agreements with MFS Institutional Advisors, Inc. ("MFS") on behalf of ABN AMRO Value Fund, and thinkorswim Advisors, Inc. ("thinkorswim"), formerly Sosnoff Sheridan Weiser Corporation, on behalf of ABN AMRO Select Small Cap Fund and ABN AMRO Equity Plus Fund. MFS is a Delaware corporation with offices at 500 Boylston Street, Boston, Massachusetts 02116. MFS is an 81.8%-owned subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., 500 Boylston Street, Boston, Massachusetts 02116, which is in turn a wholly owned subsidiary of Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Sun Life Assurance Company of Canada-U.S. Operations Holdings, Inc. is a wholly owned subsidiary of Sun Life Assurance Company of Canada, 150 King Street West, 14th Floor, Toronto, Canada M5H 1J9, which in turn is a wholly owned subsidiary of Sun Life Financial Services of Canada, Inc. at the same address.


         thinkorswim is located at 36800 Woodward Avenue, Suite 102, Bloomfield Hills, MI 48304. thinkorswim is controlled by Tom Sosnoff, its Director and President, and Scott Sheridan, its Director, Executive Vice-President and Secretary.


         Under each Sub-Advisory Agreement, the Sub-Adviser manages the Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the Board of Trustees of the Trust and the Investment Adviser. In addition, except as may otherwise be prohibited by law or regulation, the Sub-Adviser may, in its discretion and from time to time, waive a portion of its fee.

         For services provided and expenses incurred pursuant to its Sub-Advisory Agreement, MFS is entitled to receive a fee from the Investment Adviser equal to 0.40 of 1% per annum on the first $250 million of the Fund's average daily net assets; 0.35 of 1% per annum on the next $250 million of the Fund's average daily net assets; and 0.325 of 1% per annum on the Fund's average daily net assets over $500 million.

         For services provided and expenses incurred pursuant to the Sub-Advisory Agreement, thinkorswim is entitled to receive an annual fee at the rate of 0.035% and 0.05% based on the average daily value of the net assets in ABN AMRO Equity Plus Fund and ABN AMRO Select Small Cap Fund, respectively.

         For the ten months ended October 31, 2001, and fiscal years ended October 31, 2002, and October 31, 2003, ABN AMRO Asset Management paid the following sub-advisory fees:

                               2001              2002                2003
                          ----------------  ----------------   -----------------
                          NET FEES   FEES   NET FEES   FEES    NET FEES    FEES
         FUND               PAID    WAIVED    PAID    WAIVED      PAID    WAIVED
------------------------  --------  ------  --------  ------   ---------  ------
ABN AMRO Value Fund.....  $439,982  $   --  $465,109  $   --   $652,556   $   --


         For the fiscal years ended April 30, 2001 and April 30, 2002, the Independence One Capital Management Corp., the previous Investment Adviser, paid the following sub-advisory fees:

               FUND*                          2001                  2002
-----------------------------------   -------------------   -------------------
                                      NET FEES   NET FEES   NET FEES   NET FEES
                                        PAID      WAIVED      PAID      WAIVED
                                      --------   --------   --------   --------
ABN AMRO Select Small Cap Fund ....   $ 19,641     $ --     $ 19,110     $ --
ABN AMRO Equity Plus Fund .........     95,937       --       55,048       --

----------
* Independence One Mutual Funds, a Massachusetts business trust, was acquired by the Trust. Pursuant to the reorganization, Class A shareholders of Independence One Small Cap Fund received Class N shares of ABN AMRO Select Small Cap Fund and Trust Class, Class A and Class B shareholders of Independence One Equity Plus Fund received Class I shares of ABN AMRO Equity Plus Fund.

         For the period May 1, 2002 through October 31, 2002, and fiscal year ended October 31, 2003, ABN AMRO Asset Management paid the following sub-advisory fees:

               FUND                           2002                  2003
-----------------------------------   -------------------   -------------------
                                      NET FEES   NET FEES   NET FEES   NET FEES
                                        PAID      WAIVED      PAID      WAIVED
                                      --------   --------   --------   --------
ABN AMRO Select Small Cap Fund.....   $  7,951     $ --     $ 13,595     $ --
ABN AMRO Equity Plus Fund..........     17,629       --       25,239       --

* For the period May 1, 2002 through June 16, 2002, Independence One Capital Management Corp., the previous Investment Adviser, paid sub-advisory fees in the amount of $2,219 on behalf of ABN AMRO Select Small Cap Fund and $5,104 on behalf of ABN AMRO Equity Plus Fund.


THE ADMINISTRATOR

         As Administrator, ABN AMRO Investment Fund Services, Inc. ("AAIFS"), formerly known as Alleghany Investment Services, 161 North Clark Street, Chicago, Illinois 60601, provides certain administrative services to the Trust pursuant to an Administration Agreement. PFPC Inc., 4400 Computer Drive, Westborough, MA 01581, provides certain administrative services for the Funds and AAIFS pursuant to a Sub-Administration and Accounting Services Agreement. The Investment Advisers to each Fund may pay certain fees to service providers at their own expense.

         Under the Administration Agreement, the Administrator is responsible for: (1) coordinating with the Custodian and Transfer Agent and monitoring the services they provide to the Funds, (2) coordinating with and monitoring any other third parties furnishing services to the Funds, (3) providing the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions, (4) supervising the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law, (5) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law, (6) preparing and, after approval by the Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law, (7) preparing and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law, (8) reviewing and submitting to the officers of the Trust for their approval invoices or other requests for payment of the Funds' expenses and instructing the Custodian to issue checks in payment thereof and (9) taking such other action with respect to the Trust or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Agreement.

         As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust. The Administrator also receives custody liaison fees as set forth in the table below.

ADMINISTRATION FEES

PERCENTAGE           AVERAGE DAILY NET ASSETS (AGGREGATE)
----------   ---------------------------------------------------
0.06%                        Up to $2 billion
0.05%        At least $2 billion but not more than $12.5 billion
0.045%                     Over $12.5 billion

CUSTODY LIAISON FEES

  FEE              AVERAGE DAILY NET ASSETS (EACH FUND)
-------   -----------------------------------------------------
$10,000                     Up to $100 million
$15,000   At least $100 million but not more than $500 million
$20,000                     Over $500 million

         The following are the total fees paid to the Administrator by each Fund for the three most recent fiscal years:

                                                         ADMINISTRATIVE FEES
                      FUND*                             FYE OCTOBER 31, 2003
----------------------------------------------------    --------------------
ABN AMRO Growth Fund................................       $     488,522
ABN AMRO/Montag & Caldwell Growth Fund..............           1,335,974
ABN AMRO/TAMRO Large Cap Value Fund.................               7,306
ABN AMRO Value Fund.................................              90,080
ABN AMRO Mid Cap Fund...............................              62,974
ABN AMRO/TAMRO Small Cap Fund.......................              27,743
ABN AMRO/Veredus Aggressive Growth Fund.............             205,534
ABN AMRO/Montag & Caldwell Balanced Fund............             123,026
ABN AMRO Balanced Fund..............................             172,417
ABN AMRO International Equity Fund..................              15,874
ABN AMRO Real Estate Fund...........................              18,449
ABN AMRO/Veredus SciTech Fund.......................               2,982
ABN AMRO Bond Fund..................................             305,728
ABN AMRO Municipal Bond Fund........................              33,455
ABN AMRO/Investor Money Market Fund.................             177,847
ABN AMRO Money Market Fund..........................              76,659
ABN AMRO Government Money Market Fund...............             245,017
ABN AMRO Treasury Money Market Fund.................             213,308
ABN AMRO Tax-Exempt Money Market Fund...............             191,777
ABN AMRO Institutional Prime Money Market Fund......           1,331,676
ABN AMRO/Veredus Select Growth Fund.................               2,330
ABN AMRO Equity Plus Fund...........................              57,648
ABN AMRO Select Small Cap Fund......................              23,771
ABN AMRO Investment Grade Bond Fund.................              36,329
ABN AMRO High Yield Bond Fund**.....................               7,611

----------
* As of the date of this Statement of Additional Information, ABN AMRO Global Emerging Markets Fund's Class N, ABN AMRO Institutional Government Money Market Fund, and ABN AMRO Institutional Treasury Money Market Fund have not yet commenced operations.

**       ABN AMRO High Yield Bond Fund commenced operations on June 30, 2003.

                                                                 ADMINISTRATIVE FEES
                           FUND*                                FYE OCTOBER 31, 2002
--------------------------------------------------------------  --------------------
ABN AMRO Growth Fund .........................................        $  352,219
ABN AMRO/Montag & Caldwell Growth Fund .......................         1,128,264
ABN AMRO/TAMRO Large Cap Value Fund ..........................             7,749
ABN AMRO Value Fund ..........................................            66,544
ABN AMRO Mid Cap Fund ........................................            38,582
ABN AMRO/TAMRO Small Cap Fund ................................            20,940
ABN AMRO/Veredus Aggressive Growth Fund ......................           215,193
ABN AMRO/Montag & Caldwell Balanced Fund .....................           145,157
ABN AMRO Balanced Fund .......................................           188,150
ABN AMRO International Equity Fund ...........................            32,875
ABN AMRO Real Estate Fund ....................................            11,046
ABN AMRO/Veredus SciTech Fund ................................             3,556
ABN AMRO Bond Fund ...........................................           254,891
ABN AMRO Municipal Bond Fund .................................            34,683
ABN AMRO/Investor Money Market Fund ..........................           186,537
ABN AMRO Money Market Fund ...................................            86,061
ABN AMRO Government Money Market Fund ........................           276,266
ABN AMRO Treasury Money Market Fund ..........................           170,992
ABN AMRO Tax-Exempt Money Market Fund ........................           232,551
ABN AMRO Institutional Prime Money Market Fund ...............         1,042,683
ABN AMRO/Veredus Select Growth Fund** ........................             2,707
ABN AMRO Equity Plus Fund*** .................................            64,852
ABN AMRO Select Small Cap Fund*** ............................            20,009
ABN AMRO Investment Grade Bond Fund*** .......................            32,012

-----------------------
* As of the date of this Statement of Additional Information, ABN AMRO Global Emerging Markets Fund's Class N shares, ABN AMRO Institutional Government Money Market Fund, and ABN AMRO Institutional Treasury Money Market Fund have not yet commenced operations.

**   ABN AMRO/Veredus Select Growth Fund commenced operations on December 31,
     2001.

***  Reflects fees paid for the six-month period ended October 31, 2002.

                                                         NET ADMINISTRATIVE FEES
                           FUND                            FYE OCTOBER 31, 2001      WAIVERS
------------------------------------------------------   -----------------------   -----------
AABN AMRO Growth Fund ................................           $  304,320        $       --
AABN AMRO/Montag & Caldwell Growth Fund ..............            1,202,373                --
AABN AMRO/TAMRO Large Cap Value Fund* ................                4,355                --
AABN AMRO Value Fund** ...............................              193,225                --
AABN AMRO Mid Cap Fund ...............................               20,756                --
AABN AMRO/TAMRO Small Cap Fund* ......................                3,582                --
AABN AMRO/Veredus Aggressive Growth Fund .............              132,652                --
AABN AMRO/Montag & Caldwell Balanced Fund ............              181,108                --
AABN AMRO Balanced Fund ..............................              183,993                --
AABN AMRO International Equity Fund** ................              160,409                --
AABN AMRO Real Estate Fund** .........................               38,519                --
AABN AMRO/Veredus SciTech Fund .......................                2,841                --
AABN AMRO Bond Fund ..................................              149,576                --
AABN AMRO Municipal Bond Fund ........................               24,883                --
AABN AMRO/Investor Money Market Fund .................              226,816                --
AABN AMRO Money Market Fund** ........................              135,082           112,415
AABN AMRO Government Money Market Fund** .............              407,885           396,845
AABN AMRO Treasury Money Market Fund** ...............              168,314           145,849
AABN AMRO Tax-Exempt Money Market Fund** .............              296,555           279,696
AABN AMRO Institutional Prime Money Market Fund** ....              813,845                --

----------------------
*    TAMRO Funds commenced operations on November 30, 2000.

**   Fees for former ABN AMRO Funds are for the 10 months ended October 31,
     2001.

                                                              ADMINISTRATIVE FEES
                                                      ---------------------------------
                                                           FYE                FYE
                            FUND*                     APRIL 30, 2001     APRIL 30, 2002
--------------------------------------------------    --------------     --------------
ABN AMRO Select Small Cap Fund ...................       $ 39,558            $ 50,000
ABN AMRO Equity Plus Fund ........................        314,441             255,752
ABN AMRO Investment Grade Bond Fund ..............         93,323              96,141

----------------------
* Independence One Mutual Funds, a Massachusetts business trust, was acquired by the Trust. Trust class shareholders of Independence One Fixed Income Fund and Class A and Class B shareholders of Independence One U.S. Government Securities Fund received Class I shares of ABN AMRO Investment Grade Bond Fund. Class A shareholders of Independence One Small Cap Fund received Class N shares of ABN AMRO Select Small Cap Fund. Trust Class, Class A and Class B shareholders of Independence One Equity Plus Fund received Class I shares of ABN AMRO Equity Plus Fund. Administrative fees paid by Independence One Mutual Funds for fiscal years ended April 30, 2001 and 2002 were paid to Federated Administrative Services.

THE SUB-ADMINISTRATOR

         PFPC Inc. ("PFPC"), 4400 Computer Drive, Westborough, MA 01581, provides certain administrative services for the Funds and AAIFS pursuant to a Sub-Administration and Accounting Services Agreement. On December 1, 1999, PFPC Trust Company, a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding shares of First Data Investor Services Group, Inc., the Funds' sub-administrator and transfer agent. As a result, First Data Investor Services Group, Inc. changed its name to PFPC Inc. and continues to be located at 4400 Computer Drive, Westborough, Massachusetts 01581.

         As Sub-Administrator, PFPC provides the Trust with sub-administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities.

Compensation for these services is paid under a Sub-Administrative and Accounting Services Agreement with the Administrator.

         As compensation for services performed under the Sub-Administration Agreement, the Sub-Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust.

SUB-ADMINISTRATION FEES

PERCENTAGE                    AVERAGE DAILY NET ASSETS (AGGREGATE)
----------              --------------------------------------------------
  0.045%                                Up to $2 billion
  0.040%                At least $2 billion but not more than $3 billion
  0.030%                At least $3 billion but not more than $8 billion
  0.025%                At least $8 billion but not more than $12 billion
  0.020%                                Over $12 billion

The Sub-Administrator also receives custody liaison fees in the amount of $10,000 per Fund per year.

THE DISTRIBUTOR


         ABN AMRO Distribution Services (USA) Inc. (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated September 27, 2001 under which the Distributor sell shares of each Fund on a continuous basis. Prior to this, Provident Distributors, Inc., located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406, served as the Trust's principal underwriter and distributor of the Funds' shares. The Distributor is a wholly-owned subsidiary of PFPC Distributors, Inc. ("PFPC Distributors"). Effective January 2, 2001, PFPC Distributors, an affiliate of the Sub-Administrator and Transfer Agent, acquired Provident Distributors, Inc. and continues to be located at the above address.


         The Distribution Agreement shall continue for an initial one-year term and thereafter shall be renewed for successive one-year terms, provided such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or (ii) by a vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to this Agreement and who are not interested persons (as defined in the 1940 Act) of any party to this Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This Agreement is terminable without penalty, on at least 60 days' written notice, by the Trust's Board of Trustees, by vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, or by the Distributor. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

THE DISTRIBUTION PLAN

         The Board of Trustees of the Trust has adopted Plans of Distribution (the "Plans") pursuant to Rule 12b-1 under the 1940 Act, which permit the Class N, Class C, Class R and Class S shares of each Fund, as applicable, with the exception of ABN AMRO Investor Money Market Fund, to pay certain expenses associated with the distribution of its shares. Under the Plans, each Fund may pay amounts not exceeding, on an annual basis, 0.25% of a Fund's average daily net assets for Class N and S shares, 0.75% of a Fund's average daily net assets for Class C Shares and 0.50% of a Fund's average daily net assets for Class R shares. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Plans for Class N and Class S shares are characterized as reimbursement plans and are directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses. The Plans for Class C and Class R shares are characterized as compensation plans and are not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may exceed its actual expenses.

         Rule 12b-1 regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as that term is defined in the 1940 Act ("Disinterested Trustees"). The Plans require that quarterly written reports of amounts spent under the Plans and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Plans may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding shares of that Fund. The Plans may be amended by vote of the Trust's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Fund (or class) requires the approval of that Fund's (or class's) shareholders. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the Independent Trustees.

         To the Trust's knowledge, no interested person of the Trust, nor any of its Trustees who are not "interested persons," has a direct or indirect financial interest in the operation of the Plan. The Trust anticipates that each Fund will benefit from additional shareholders and assets as a result of implementation of the Plans.


         Amounts spent on behalf of each Fund pursuant to such Plans during the fiscal year ended October 31, 2003, are set forth below.

                                                                     12b-1 PLAN EXPENSES
                                                ------------------------------------------------------------
                                                             DISTRIBUTION  COMPENSATION TO   COMPENSATION TO
            FUND - CLASS N SHARES *              PRINTING      SERVICES    BROKER DEALERS    SALES PERSONNEL
---------------------------------------------   ----------   ------------  ---------------   ---------------
ABN AMRO/Montag & Caldwell Growth Fund ......   $   24,393    $   22,435     $1,571,452        $  354,652
ABN AMRO Growth Fund ........................       20,148        31,031      1,247,219           411,314
ABN AMRO Mid Cap Fund .......................        2,013         5,600        176,511            58,659
ABN AMRO/TAMRO Large Cap Value Fund .........          330           959          1,366            10,292
ABN AMRO Select Small Cap Fund ..............          619         1,503         60,737             3,966
ABN AMRO/TAMRO Small Cap Fund ...............        1,482         3,860         59,061            15,853
ABN AMRO/Veredus Aggressive Growth Fund .....       10,075        10,988        622,436           123,879
ABN AMRO/Veredus Select Growth Fund .........           50           275          1,284               768
ABN AMRO/Veredus SciTech Fund ...............           51           323          2,318               920
ABN AMRO/Montag & Caldwell Balanced Fund ....        3,267         6,357        148,846            46,845
ABN AMRO Balanced Fund ......................        9,474        26,225        470,202            70,671
ABN AMRO Bond Fund ..........................        7,665        13,026        379,089            78,666
ABN AMRO Value Fund .........................        1,145         3,317        372,824            19,641
ABN AMRO International Equity Fund ..........          539         1,028         20,520             4,372
ABN AMRO Real Estate Fund ...................          889         1,302         65,937             7,144
ABN AMRO Investment Grade Bond Fund** .......            0            41              2                 5
ABN AMRO High Yield Bond Fund** .............            0         1,386              0               264

                                                            SERVICE
            FUND - CLASS N SHARES*              MARKETING  PROVIDERS    TOTAL
---------------------------------------------   ---------  ---------  ----------
ABN AMRO/Montag & Caldwell Growth Fund ......    $51,707    $11,021   $2,035,660
ABN AMRO Growth Fund ........................     69,461     18,665    1,797,838
ABN AMRO Mid Cap Fund .......................     21,064      4,178      268,025
ABN AMRO/TAMRO Large Cap Value Fund .........      8,310          0       21,257
ABN AMRO Select Small Cap Fund ..............      2,875          0       69,700
ABN AMRO/TAMRO Small Cap Fund ...............     23,355      5,358      108,969
ABN AMRO/Veredus Aggressive Growth Fund .....     46,011     15,758      829,147
ABN AMRO/Veredus Select Growth Fund .........      2,049          0        4,426
ABN AMRO/Veredus SciTech Fund ...............      1,588          0        5,200
ABN AMRO/Montag & Caldwell Balanced Fund ....     15,107     10,686      231,108
ABN AMRO Balanced Fund ......................     82,099     51,344      710,015
ABN AMRO Bond Fund ..........................     38,560     28,110      545,116
ABN AMRO Value Fund .........................     10,492          0      407,419
ABN AMRO International Equity Fund ..........      2,757          0       29,216
ABN AMRO Real Estate Fund ...................      4,497          0       79,769
ABN AMRO Investment Grade Bond Fund** .......         42          0           90
ABN AMRO High Yield Bond Fund** .............      2,727          0        4,377

--------------------------
* As of the date of this SAI, ABN AMRO Global Emerging Markets Fund's Class N shares, ABN AMRO Institutional Government Money Market Fund, and ABN AMRO Institutional Treasury Money Market Fund have not yet commenced operations.

**       Commenced operations on June 30, 2003.



                                                                     12b-1 PLAN EXPENSES
                                                ------------------------------------------------------------
                                                             DISTRIBUTION  COMPENSATION TO   COMPENSATION TO
            FUND - CLASS R SHARES*               PRINTING      SERVICES    BROKER DEALERS    SALES PERSONNEL
---------------------------------------------   ----------   ------------  ---------------   ---------------
ABN AMRO/Montag & Caldwell Growth Fund.......       $0          $195              $0               $3
ABN AMRO Growth Fund.........................        0           185               0                3

                                                            SERVICE
            FUND - CLASS R SHARES*              MARKETING  PROVIDERS    TOTAL
---------------------------------------------   ---------  ---------  ----------
ABN AMRO/Montag & Caldwell Growth Fund.......      $231        $0         $429
ABN AMRO Growth Fund.........................       241         0          429

*        Commenced operations on December 31, 2002.



                                                                     12b-1 PLAN EXPENSES
                                                ------------------------------------------------------------
                                                             DISTRIBUTION  COMPENSATION TO   COMPENSATION TO
            FUND - CLASS C SHARES*               PRINTING      SERVICES    BROKER DEALERS    SALES PERSONNEL
---------------------------------------------   ----------   ------------  ---------------   ---------------
ABN AMRO Growth Fund.........................      $0            $491            $0                $14

                                                            SERVICE
            FUND - CLASS C SHARES*              MARKETING  PROVIDERS    TOTAL
---------------------------------------------   ---------  ---------  ----------
ABN AMRO Growth Fund.........................     $172         0          $677

*        Commenced operations on December 31, 2002.

                                                                     12b-1 PLAN EXPENSES
                                                ------------------------------------------------------------
                                                             DISTRIBUTION  COMPENSATION TO   COMPENSATION TO
            FUND - CLASS S SHARES*               PRINTING      SERVICES    BROKER DEALERS    SALES PERSONNEL
---------------------------------------------   ----------   ------------  ---------------   ---------------
ABN AMRO Treasury Money Market Fund .........     $  507        $1,729        $ 92,086             $ 50
ABN AMRO Government Money Market Fund .......        464        $2,043         111,376              162
ABN AMRO Money Market Fund ..................      1,504         6,641         440,210               22
ABN AMRO Tax-Exempt Money Market Fund .......        139         1,120          54,829                0

                                                            SERVICE
            FUND - CLASS S SHARES*              MARKETING  PROVIDERS    TOTAL
---------------------------------------------   ---------  ---------  ----------
ABN AMRO Treasury Money Market Fund..........    $3,581       $0      $  97,953
ABN AMRO Government Money Market Fund........     3,473        0        117,517
ABN AMRO Money Market Fund...................     6,258        0        454,635
ABN AMRO Tax-Exempt Money Market Fund........     3,088        0         59,176


SHAREHOLDER SERVICING PLAN

         The Trust has adopted a shareholder servicing plan for the Class S, Class C and Class YS Shares of each Fund, as applicable (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Trust pays a fee of up to 0.25% of the average daily net assets of the Class S, Class C and Class YS Shares of the Funds. This fee is paid to the Distributor to perform, or to compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; subaccounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. The Distributor may voluntarily waive all or a portion of its shareholder servicing fee, and may discontinue its waiver at any time. The Funds paid shareholder servicing fees in the following amounts for the fiscal years ended October 31, 2001, October 31, 2002 and October 31, 2003.

FISCAL YEAR ENDING OCTOBER 31, 2003


                     FUND                        NET FEES
----------------------------------------------   --------
ABN AMRO Money Market Fund                       $123,662
ABN AMRO Government Money Market Fund              29,110
ABN AMRO Treasury Money Market Fund                    --
ABN AMRO Tax-Exempt Money Market Fund                  --
ABN AMRO Institutional Prime Money Market Fund    198,487
ABN AMRO Growth Fund*                                 226


* Class C shares commenced operations on December 31, 2002.

FISCAL YEAR ENDING OCTOBER 31, 2002

                     FUND                        NET FEES
----------------------------------------------   --------
ABN AMRO Money Market Fund                       $144,335
ABN AMRO Government Money Market Fund              34,068
ABN AMRO Treasury Money Market Fund                    --
ABN AMRO Tax-Exempt Money Market Fund                  --
ABN AMRO Institutional Prime Money Market Fund    244,964
ABN AMRO Growth Fund*                                  --

* Class C shares commenced operations on December 31, 2002.

10 MONTHS ENDING OCTOBER 31, 2001

                     FUND*                       NET FEES
----------------------------------------------   --------
ABN AMRO Money Market Fund                       $141,705
ABN AMRO Government Money Market Fund              27,971
ABN AMRO Treasury Money Market Fund                    --
ABN AMRO Tax-Exempt Money Market Fund                  --
ABN AMRO Institutional Prime Money Market Fund    176,137

* Fees for former ABN AMRO Funds are for 10 months ended October 31, 2001.

         It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers. Effective February 17, 2003, the Funds may pay third-party service providers up to 0.15% for certain "transfer agency" services they provide. A Fund may also pay $20 fee per account for underlying omnibus accounts when such Fund pays no other fee to the third-party service provider.


REDEMPTION FEES

         The Registrant seeks to ensure that banks, broker-dealers and other intermediaries holding omnibus accounts with a Fund impose redemption fees at the shareholder account level. However, the redemption fee may not apply to certain types of accounts held through intermediaries, including: (1) certain pension, profit-sharing and retirement plans; (2) certain broker-wrap fee and other fee-based programs; (3) certain omnibus accounts where the omnibus account holder does not have the systems capability to impose a redemption fee on its underlying customers' accounts; and (4) certain intermediaries that do not have or do not report to the Funds sufficient information to impose a redemption fee on their customers' accounts.

         In addition, the redemption fee does not apply to (i) premature distributions from retirement accounts due to the disability or death of the shareholder; (ii) minimum required distributions from retirement accounts; (iii) return of excess contributions in retirement accounts where the excess is reinvested into a Fund; (iv) redemptions resulting in the settlement of an estate due to the death of the shareholder; (v) redemptions of shares purchased through an Automatic Investment Plan; (vi) redemptions as part of a system's withdrawal plan; and (vii) reinvested distributions (dividends and capital gains). Contact your financial intermediary or refer to your plan documents for more information on how the redemption fee is applied to your shares.

         In addition to the circumstances noted in the preceding paragraph, each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading.


CUSTODIAN


         PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian of the Trust's assets on behalf of each Fund. Prior to May 5, 2003, Deutsche Bank Trust Company Americas, 130 Liberty Street, New York, New York 10006 served as Custodian of the Trust's assets, pursuant to a Custodian Agreement, for the following Funds: ABN AMRO/Montag & Caldwell Growth Fund, ABN AMRO Growth Fund, ABN AMRO/TAMRO Large Cap Value Fund, ABN AMRO Mid Cap Fund, ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus Select Growth Fund, ABN AMRO/TAMRO Small Cap Fund, ABN AMRO/Veredus SciTech Fund, ABN AMRO/Montag & Caldwell

Balanced Fund, ABN AMRO Balanced Fund, ABN AMRO Bond Fund, ABN AMRO Municipal Bond Fund, ABN AMRO Investor Money Market Fund, ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund.

         Prior to May 19, 2003, J.P. Morgan Chase & Company, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245, served as custodian of the Trust's assets, pursuant to a Custodian Agreement for ABN AMRO Value Fund, ABN AMRO International Equity Fund, ABN AMRO Global Emerging Markets Fund, ABN AMRO Real Estate Fund, ABN AMRO Treasury Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund and ABN AMRO Institutional Prime Money Market Fund.


TRANSFER AGENT AND DIVIDEND PAYING AGENT

         PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 serves as Transfer Agent and Dividend Paying Agent for the Trust.

COUNSEL AND AUDITORS


         Vedder, Price, Kaufman & Kammholz, with offices at 222 North LaSalle Street, Chicago, IL 60601, serves as counsel to the Trust.

         Ernst & Young LLP, with offices at Sears Tower, 235 South Wacker Drive, Chicago, IL 60606, are the Trust's independent auditors.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         The Investment Advisers or Sub-Advisers are responsible for decisions to buy and sell securities for the Funds, for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. In placing trades for a Fund, the Investment Advisers or Sub-Advisers will follow the Trust's policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.

         The Investment Advisers or Sub-Advisers attempt to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Trust, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for a Fund in excess of the amount of commission another broker-dealer would have charged if the Investment Adviser or Sub-Adviser, as appropriate, determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition. Subject to the foregoing considerations, preference may be given in executing portfolio transactions for a Fund to brokers which have sold shares of that Fund.

         The Investment Advisers or Sub-Advisers effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through whom the

Funds effect securities transactions may be used by the Investment Advisers or Sub-Advisers, as the case may be, in servicing all of their respective accounts; not all such services may be used in connection with the Funds. The Investment Advisers or Sub-Advisers will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Investment Advisers or Sub-Advisers, however, the results of such procedures will generally be in the best interest of each of the clients.

         Amounts spent on behalf of each Fund for brokerage commissions during each of the last three fiscal years are set forth below. For the fiscal year ended October 31, 2003, the Funds listed below paid the following brokerage fees:


                                                     BROKERAGE COMMISSIONS
                       FUND*                         FYE OCTOBER 31, 2003
--------------------------------------------------   ---------------------
ABN AMRO Growth Fund .............................        $  638,588
ABN AMRO/Montag & Caldwell Growth Fund ...........         3,132,957
ABN AMRO/TAMRO Large Cap Value Fund ..............            40,078
ABN AMRO Value Fund ..............................           315,890
ABN AMRO Mid Cap Fund ............................           483,617
ABN AMRO/TAMRO Small Cap Fund ....................           399,421
ABN AMRO/Veredus Aggressive Growth Fund ..........         3,257,830
ABN AMRO/Montag & Caldwell Balanced Fund .........           155,734
ABN AMRO Balanced Fund ...........................            74,884
ABN AMRO International Equity Fund ...............            43,545
ABN AMRO Real Estate Fund ........................            41,770
ABN AMRO/Veredus SciTech Fund ....................            61,924
ABN AMRO Bond Fund ...............................               n/a
ABN AMRO Municipal Bond Fund .....................               n/a
ABN AMRO Investor Money Market Fund ..............               n/a
ABN AMRO Money Market Fund .......................               n/a
ABN AMRO Government Money Market Fund ............               n/a
ABN AMRO Treasury Money Market Fund ..............               n/a
ABN AMRO Tax-Exempt Money Market Fund ............               n/a
ABN AMRO Investment Grade Bond Fund ..............               n/a
ABN AMRO/Veredus Select Growth Fund ..............            29,936
ABN AMRO Equity Plus Fund ........................            47,570
ABN AMRO Select Small Cap Fund ...................            22,356
ABN AMRO High Yield Bond Fund** ..................               n/a
ABN AMRO Institutional Prime Money Market Fund ...               n/a


----------------------
* As of the date of this Statement of Additional Information, ABN AMRO Global Emerging Markets Fund's Class N shares, ABN AMRO Institutional Government Money Market Fund, and ABN AMRO Institutional Treasury Money Market Fund have not yet commenced operations.

**       ABN AMRO/High Yield Bond Fund commenced operations on June 30, 2003.

         For the fiscal year ended October 31, 2002, the Funds listed below paid the following brokerage fees:

                                                      BROKERAGE COMMISSIONS
                      FUND                            FYE OCTOBER 31, 2002
--------------------------------------------------    ---------------------
ABN AMRO Growth Fund .............................         $  542,927
ABN AMRO/Montag & Caldwell Growth Fund ...........          2,746,822
ABN AMRO/TAMRO Large Cap Value Fund ..............             49,514
ABN AMRO Value Fund ..............................            277,042
ABN AMRO Mid Cap Fund ............................            332,527
ABN AMRO/TAMRO Small Cap Fund ....................            274,445
ABN AMRO/Veredus Aggressive Growth Fund ..........          2,936,536
ABN AMRO/Montag & Caldwell Balanced Fund .........            188,055
ABN AMRO Balanced Fund ...........................            110,265
ABN AMRO International Equity Fund ...............            151,395
ABN AMRO Real Estate Fund ........................             26,045
ABN AMRO/Veredus SciTech Fund ....................             42,987
ABN AMRO Bond Fund ...............................                n/a
ABN AMRO Municipal Bond Fund .....................                n/a
ABN AMRO Investor Money Market Fund ..............                n/a
ABN AMRO Money Market Fund .......................                n/a
ABN AMRO Government Money Market Fund ............                n/a
ABN AMRO Treasury Money Market Fund ..............                n/a
ABN AMRO Tax-Exempt Money Market Fund ............                n/a
ABN AMRO Investment Grade Bond Fund** ............                n/a
ABN AMRO/Veredus Select Growth Fund* .............             28,694
ABN AMRO Equity Plus Fund** ......................             40,986
ABN AMRO Select Small Cap Fund** .................             10,917
ABN AMRO Institutional Prime Money Market Fund ...                n/a

----------------
*        ABN AMRO/Veredus Select Growth Fund commenced operations on December
         31, 2001.

** Reflects commissions paid for the six-month period ended October 31, 2002.

         For the fiscal year ended October 31, 2001, the Funds listed below paid the following brokerage fees:

                                                      BROKERAGE COMMISSIONS
                      FUND                            FYE OCTOBER 31, 2001
--------------------------------------------------    ---------------------
ABN AMRO Growth Fund .............................          $  290,205
ABN AMRO/Montag & Caldwell Growth Fund ...........           3,019,938
ABN AMRO/TAMRO Large Cap Value Fund ..............              16,186
ABN AMRO Value Fund ..............................             170,961
ABN AMRO Mid Cap Fund ............................             144,174
ABN AMRO/TAMRO Small Cap Fund ....................              16,683
ABN AMRO/Veredus Aggressive Growth Fund ..........           1,062,545
ABN AMRO/Montag & Caldwell Balanced Fund .........             248,482
ABN AMRO Balanced Fund ...........................              84,327
ABN AMRO International Equity Fund ...............             146,122
ABN AMRO Real Estate Fund ........................              11,481
ABN AMRO/Veredus SciTech Fund ....................               5,391
ABN AMRO Bond Fund ...............................                 n/a
ABN AMRO Municipal Bond Fund .....................                 n/a
ABN AMRO Investor Money Market Fund ..............                 n/a
ABN AMRO Money Market Fund .......................                 n/a
ABN AMRO Government Money Market Fund ............                 n/a
ABN AMRO Treasury Money Market Fund ..............                 n/a
ABN AMRO Tax-Exempt Money Market Fund ............                 n/a
ABN AMRO Institutional Prime Money Market Fund ...                 n/a

         The broker-dealers who execute transactions on behalf of the Funds and who are affiliates of the Funds' Investment Adviser are brokers in the ABN AMRO International brokerage network. In addition, the Funds executed brokerage trades through SEI Financial Services Company, an affiliate of Rembrandt Financial Services Company and SEI Fund Resources, the Funds' former distributor and administrator, respectively.

         For the fiscal year ended April 30, 2001 and April 30, 2002 the Funds listed below paid the following brokerage fees:

                                           BROKERAGE COMMISSIONS
                                      ------------------------------
                                          FYE FYE
               FUND*                  APRIL 30, 2001  APRIL 30, 2002
-----------------------------------   --------------  --------------
ABN AMRO  Select Small Cap Fund        $     39,629    $     29,046
ABN AMRO Equity Plus Fund              $    112,903    $     66,984
ABN AMRO Investment Grade Bond Fund              --              --

----------------------
* Independence One Mutual Funds, a Massachusetts business trust, was acquired by the Trust. Pursuant to the reorganization, Class A shareholders of Independence One Small Cap Fund received Class N shares of ABN AMRO Select Small Cap Fund and Trust Class, Class A and Class B shareholders of Independence One Equity Plus Fund received Class I shares of ABN AMRO Equity Plus Fund.

         As of October 31, 2003, the following Funds owned securities of their regular brokers or dealers, as defined in Rule 10b-1 under the Investment Company Act of 1940, with the following market values:

ABN AMRO/Montag & Caldwell Growth Fund
                                                 Citigroup                          $92,823,420
ABN AMRO/TAMRO Large Cap Value Fund
                                                 J.P. Morgan Chase & Co.            $   200,035
                                                 Citigroup                          $   157,605
ABN AMRO Value Fund                              Citigroup                          $ 6,650,220
                                                 Goldman Sachs Group, Inc.          $ 4,328,790
                                                 Merrill Lynch & Co., Inc.          $ 3,298,032
                                                 Bank One                           $ 1,396,605
ABN AMRO/Veredus Select Growth Fund              Lehman Brothers                    $    70,200
                                                 Morgan Stanley & Co., Inc.         $    65,844
ABN AMRO Balanced Fund                           J.P. Morgan Chase & Co.            $ 2,534,490
                                                 Credit Suisse First Boston, Inc.   $ 2,276,699
                                                 Goldman Sachs Group, Inc.          $   459,873
                                                 Citigroup                              457,924
ABN AMRO/Montag &Caldwell Balanced Fund
                                                 Citigroup                          $ 4,721,040
                                                 Goldman Sachs Group, Inc.          $ 2,944,565
ABN AMRO Bond Fund                               Credit Suisse First Boston, Inc.   $10,677,917
                                                 J.P. Morgan Chase & Co.            $10,297,571
                                                 Goldman Sachs Group, Inc.          $ 2,708,141
                                                 Citigroup                          $ 2,589,977
ABN AMRO Investor Money Market Fund              Morgan Stanley & Co., Inc.         $ 6,998,969
ABN AMRO Government Money Market Fund
                                                 Merrill Lynch & Co., Inc.          $45,000,000
ABN AMRO Money Market Fund                       Morgan Stanley & Co., Inc.         $ 3,999,411
ABN AMRO Treasury Money Market Fund              Merrill Lynch & Co., Inc.          $60,000,000
ABN AMRO Institutional Prime Money Market Fund
                                                 UBS                                $94,994,511
                                                 Citigroup                          $65,025,504
                                                 Morgan Stanley & Co., Inc.         $49,992,639
                                                 J.P. Morgan Chase & Co.            $40,022,698
                                                 Bank One                           $33,060,898
                                                 Merrill Lynch & Co., Inc.          $19,032,687
ABN AMRO Equity Plus Fund                        Citigroup                          $ 3,559,740
                                                 Bank of America                    $ 1,741,790
                                                 J.P. Morgan Chase & Co.            $ 1,033,920
                                                 Morgan Stanley & Co., Inc.         $   877,920
                                                 Merrill Lynch & Co., Inc.          $   787,360
                                                 Bank One                           $   721,650
                                                 Goldman Sachs Group, Inc.          $   647,910
                                                 Lehman Brothers                    $   252,000
ABN AMRO Investment Grade Bond Fund              J.P. Morgan Chase & Co.            $ 1,429,993
                                                 Goldman Sachs Group, Inc.          $   485,422

         The Advisers or their affiliates may compensate brokers or other service providers ("Intermediaries") out of their own assets, and not as additional charges to the Funds, in connection with the sale and distribution of shares of the Funds and/or servicing of these shares. The payments would be in addition to the payments by the Funds described in each Fund's prospectus for distribution and/or shareholder servicing. Such additional payments are for services including, but not limited to, subaccounting, marketing support, administrative, shareholder processing services and payments for the sales of shares ("Additional Payments"). These Additional Payments made by the Adviser or their affiliates may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. These Additional Payments may be different for different Intermediaries.


PORTFOLIO TURNOVER

         The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of units and by requirements which enable the Funds to receive favorable tax treatment. In any event, portfolio turnover is generally not expected to exceed 100% in the Funds, except for ABN AMRO/Veredus Aggressive Growth Fund, ABN AMRO/Veredus Select Growth Fund, ABN AMRO/TAMRO Small Cap Fund and ABN AMRO/Veredus SciTech Fund, in which it is not expected to exceed 300%. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. To the extent that net capital gains are realized, distributions derived from such gains are generally treated as capital gain dividends for Federal income tax purposes.

         The portfolio turnover rate for each Fund for its most recent fiscal period may be found under "FINANCIAL HIGHLIGHTS" in each Fund's Prospectus.

                              DESCRIPTION OF SHARES

         The table below summarizes the class(es) of shares that each Fund offers.

                    FUND                             CLASS N   CLASS I   CLASS R  CLASS S  CLASS C  CLASS Y  CLASS YS
--------------------------------------------------   -------   -------   -------  -------  -------  -------  --------
ABN AMRO/Montag & Caldwell Growth Fund ...........      -                   -
Montag & Caldwell Growth Fund ....................                -
ABN AMRO Growth Fund .............................      -         -         -                 -
ABN AMRO/TAMRO Large Cap Value Fund ..............      -
ABN AMRO Mid Cap Fund ............................      -
ABN AMRO/Veredus Aggressive Growth Fund ..........      -         -
ABN AMRO/Veredus Select Growth Fund ..............      -
ABN AMRO/TAMRO Small Cap Fund ....................      -
ABN AMRO/Veredus SciTech Fund ....................      -
ABN AMRO/Montag & Caldwell Balanced Fund .........      -
ABN AMRO Balanced Fund (1) .......................      -         -
Montag & Caldwell Balanced Fund ..................      -
ABN AMRO Bond Fund ...............................      -         -
ABN AMRO Municipal Bond Fund .....................      -
ABN AMRO Investor Money Market Fund ..............      -
ABN AMRO Value Fund ..............................      -
ABN AMRO International Equity Fund ...............      -
ABN AMRO Global Emerging Markets Fund(2) .........      -         -
ABN AMRO Real Estate Fund ........................      -
ABN AMRO Treasury Money Market Fund ..............                -         -
ABN AMRO Government Money Market Fund ............                -         -
ABN AMRO Tax-Exempt Money Market Fund ............                -         -
ABN AMRO Money Market Fund .......................                -         -
ABN AMRO Institutional Prime Money Market
   Fund ..........................................                                                     -         -
ABN AMRO Institutional Treasury Money
   Market Fund(3) ................................                                                     -         -
ABN AMRO Institutional Government Money
   Market Fund(3) ................................                                                     -         -
ABN AMRO Select Small Cap Fund ...................      -
ABN AMRO Equity Plus Fund ........................                -
ABN AMRO Investment Grade Bond Fund ..............      -         -
ABN AMRO High Yield Bond Fund ....................      -         -

---------------
(1) As of September 27, 2001, sales of shares of ABN AMRO Balanced Fund (Class I Shares) have been postponed and will not be available until further notice.

(2)      This Fund's Class N shares have not commenced operations.

(3)      These Funds have not commenced operations.

         Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Currently, there are seven classes of shares issued by the Funds of the Trust. Class N, I, R, S, Y and YS shares will not be subject to an initial sales charge or a contingent deferred sales charge. Class C shares will not be subject to an initial sales charge, but will be subject to a contingent deferred sales charge of 1.00% on shares redeemed within eighteen months of purchase. Class S and YS shares will be subject to a shareholder service fee with a maximum annual fee of 0.25% of average daily net assets. Class N and S shares will have a Rule 12b-1 fee with a maximum annual fee of 0.25% of average daily net assets. Class C shares will be subject to a Rule 12b-1 with a maximum annual fee of 0.75% of average daily net assets and a shareholder service fee with a maximum annual fee of 0.25% of average daily net assets. Class R shares will be subject to a Rule 12b-1 fee with a maximum annual fee of 0.50% of average daily net assets. Since each class has different expenses, performance will vary. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights except that Class I, Class Y and Class YS shares have no rights with respect to a Fund's distribution plan. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights. Information about Class I, Class C, Class R, Class Y and Class YS shares is available by calling 800 992-8151.

MINIMUM INITIAL INVESTMENTS

                                                    MINIMUM INITIAL
                    CLASS N SHARES                    INVESTMENT
-------------------------------------------------   ---------------
ABN AMRO/Montag & Caldwell Growth Fund...........        $2,500
ABN AMRO/Montag & Caldwell Balanced Fund.........        $2,500
ABN AMRO Growth Fund.............................        $2,500
ABN AMRO Mid Cap Fund............................        $2,500
ABN AMRO Balanced Fund...........................        $2,500
ABN AMRO Bond Fund...............................        $2,500
ABN AMRO Municipal Bond Fund.....................        $2,500
ABN AMRO Investor Money Market Fund..............        $2,500
ABN AMRO/Veredus Aggressive Growth Fund..........        $2,500
ABN AMRO/Veredus Select Growth Fund..............        $2,500
ABN AMRO/Veredus SciTech Fund....................        $2,500
ABN AMRO/TAMRO Large Cap Value Fund..............        $2,500
ABN AMRO/TAMRO Small Cap Fund....................        $2,500
ABN AMRO Value Fund..............................        $2,500
ABN AMRO International Equity Fund...............        $2,500
ABN AMRO Real Estate Fund........................        $2,500
ABN AMRO Select Small Cap Fund...................        $2,500
ABN AMRO Global Emerging Markets Fund*...........        $2,500
ABN AMRO High Yield Bond Fund....................        $2,500
ABN AMRO Investment Grade Bond Fund..............        $2,500

                                                    MINIMUM INITIAL
                  CLASS I SHARES                      INVESTMENT
-------------------------------------------------   ---------------
Montag & Caldwell Growth Fund....................     $5 million
Montag & Caldwell Balanced Fund..................     $1 million
ABN AMRO Bond Fund...............................     $2 million
ABN AMRO Growth Fund.............................     $5 million
ABN AMRO/Veredus Aggressive Growth Fund..........     $2 million
ABN AMRO Treasury Money Market Fund..............     $1 million
ABN AMRO Government Money Market Fund............     $1 million
ABN AMRO Tax-Exempt Money Market Fund............     $1 million
ABN AMRO Money Market Fund.......................     $1 million
ABN AMRO Equity Plus Fund........................     $1 million
ABN AMRO Investment Grade Bond Fund..............     $1 million
ABN AMRO High Yield Bond Fund....................     $1 million
ABN AMRO Global Emerging Markets Fund............     $1 million

                                                           MINIMUM INITIAL
                     CLASS S SHARES                          INVESTMENT
--------------------------------------------------------   ---------------
ABN AMRO Treasury Money Market Fund.....................        $2,500
ABN AMRO Government Money Market Fund...................        $2,500
ABN AMRO Tax-Exempt Money Market Fund...................        $2,500
ABN AMRO Money Market Fund..............................        $2,500

                                                           MINIMUM INITIAL
                     CLASS C SHARES                           INVESTMENT
--------------------------------------------------------   ---------------
ABN AMRO Growth Fund....................................        $2,500

                                                           MINIMUM INITIAL
                     CLASS R SHARES                           INVESTMENT
--------------------------------------------------------   ---------------
ABN AMRO/Montag & Caldwell Growth Fund..................        $2,500
ABN AMRO Growth Fund....................................        $2,500

                                                           MINIMUM INITIAL
                     CLASS Y SHARES                           INVESTMENT
--------------------------------------------------------   ---------------
ABN AMRO Institutional Prime Money Market Fund..........     $5 million
ABN AMRO Institutional Government Money Market Fund*....     $5 million
ABN AMRO Institutional Treasury Money Market Fund*......     $5 million

                                                           MINIMUM INITIAL
                     CLASS YS SHARES                         INVESTMENT
--------------------------------------------------------   ---------------
ABN AMRO Institutional Prime Money Market Fund..........       $5 million
ABN AMRO Institutional Government Money Market Fund*....       $5 million
ABN AMRO Institutional Treasury Money Market Fund*......       $5 million

----------------------
*        Currently, not an active class for this Fund.

         For Class N, Class S, Class C and Class R shares, there is a $50 minimum subsequent investment. There is no minimum subsequent investment for Class I, Class Y and Class YS shares. For purposes of the investment minimum, the balances of Fund accounts of clients of a financial consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person's spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Funds may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor's intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board. The minimum investment is waived for Trustees of the Trust and employees of the Investment Adviser and its affiliates. There is no sales load or charge in connection with the purchase of shares. The Trust reserves the right to reject any purchase order and to suspend the offering of shares of the Funds. The Funds also reserve the right to change the initial and subsequent investment minimums.

ANTI-MONEY LAUNDERING LAWS

         The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, a Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.


CUSTOMER IDENTIFICATION PROGRAM

         Federal law requires ABN AMRO Funds to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with ABN AMRO Funds. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, ABN AMRO Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or
(b) to refuse an investment in ABN AMRO Funds or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. ABN AMRO Funds and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.


VOTING RIGHTS

         Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote in the Fund. Shares of a Fund participate equally in regard to dividends, distributions and liquidations with respect to that Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N, Class C, Class R and Class S shares have exclusive voting rights with respect to the distribution plans. On any matter submitted to a vote of shareholders, shares of each Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareholders of all such Funds shall be entitled to vote thereon.

SHAREHOLDER MEETINGS

         The Trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The Trustees have undertaken to the SEC, however, that they will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of the Funds. In addition, subject to certain conditions, shareholders of the Funds may apply to the Trust to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

CERTAIN PROVISIONS OF TRUST INSTRUMENT

         Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides

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for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

EXPENSES


         Expenses attributable to the Trust, but not to a particular Fund, will be allocated to each Fund on the basis of relative net assets. Similarly, expenses attributable to a particular Fund, but not to a particular class thereof, will be allocated to each class on the basis of relative net assets. General Trust expenses may include but are not limited to: insurance premiums, Trustee fees, expenses of maintaining the Trust's legal existence and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, notification fees to the various state securities commissions, printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectuses and proxy statements to current shareholders, fees of the Funds' Custodian, Administrator, Sub-Administrator and Transfer Agent or other "service providers," costs of obtaining quotations of portfolio securities and pricing of Fund shares.

         Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and shareholder service fees for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareholder approval of such plan or any amendment thereto) will be borne solely by shareholders of such class or classes. Other expense allocations which may differ between classes, or which are determined by the Trustees to be class specific, may include but are not limited to:omnibus account fees, litigation or other legal expenses relating to a specific class, and expenses incurred as a result of issues relating to a specific class.


         Notwithstanding the foregoing, the Investment Advisers or other service providers may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.

                                 NET ASSET VALUE


         The net asset value per share of each Fund (other than ABN AMRO Investor Money Market Fund, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund, ABN AMRO Treasury Money Market Fund and ABN AMRO Institutional Prime Money Market Fund (collectively, the Money Market Funds")) is computed as of the close of regular trading on the NYSE on each day the NYSE is open for trading, typically 4:00 p.m. Eastern time. The Money Market Funds calculate net asset value as of the close of regular trading on the NYSE on each day the NYSE is open for trading, typically 4:00 p.m. Eastern time. In addition, ABN AMRO Government Money Market Fund, ABN AMRO Money Market Fund, ABN AMRO Tax-Exempt Money Market Fund, ABN AMRO Treasury Monery Market Fund and ABN AMRO Institutional Prime Money Market Fund also calculate net asset value each business day at 10:00 a.m., 12:00 p.m. and 2:00 p.m. Eastern time. The NYSE is closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Money Market Funds also observe the following holidays: Columbus Day and Veteran's Day.


         The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of each Fund listed or traded on a national securities exchange or reported on the NASDAQ National Market System are valued at the last sale price or NASDAQ Official Closing Price, when appropriate. If no last sale price or NASDAQ Official Closing Price, when appropriate, is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are

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not readily available, securities and other assets are valued at fair value as determined by the Investment Adviser in accordance with guidelines adopted by the Board of Trustees.

         Bonds are valued through prices obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

         The securities held in the portfolio of the Money Market Funds, and the debt securities with maturities of sixty days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any premium or accretion of discount, unless de minimis, regardless of the impact of fluctuating interest rates on the market value of the instrument.

         A Money Market Fund's use of amortized cost and the maintenance of such fund's net asset value at $1.00 are permitted by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Rule 2a-7 also requires the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Money Market Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds' current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each Fund must annually distribute at least 90% of its investment company taxable income.


         Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of each Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the Trust's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the Trust or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Investment Advisers and Sub-Advisers in accordance with guidelines adopted by the Board of Trustees. Under the fair valuation procedures adopted by the Board of Trustees, the Funds will rely primarily on the services of a third party pricing service to determine fair value prices for foreign securities if certain material events occur.


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                                    DIVIDENDS

         Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the exdividend date (the "ex-date") at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to taxes.

         Dividends paid by Funds with more than one class of shares are calculated in the same manner and at the same time for each class. Each class of shares of a Fund share proportionately in the investment income and general expenses of the Fund, except that per share dividends for each class will differ as a result of class-specific expenses.

                                      TAXES

         Each Fund intends to qualify or to continue to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

         In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

         To the extent that a Fund qualifies for treatment as a regulated investment company, it will not be subject to Federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

         When a Fund writes a call or purchases a put option, an amount equal to the premium received or paid by it is included in the Fund's accounts as an asset and as an equivalent liability.

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         In writing a call, the amount of the liability is subsequently
"marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for Federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

         The amount of any realized gain or loss on closing out options on certain stock indices will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for Federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Funds are "Section 1256 contracts." Any gains or losses on
Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

         Shareholders will be subject to Federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds. Distributions of net investment income, other than "qualified dividend income," and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of "qualified dividend income," as such term is defined in Section 1(h)(11) of the Code (generally dividends received from U.S. domestic corporations and qualified foreign corporations), by a Fund to its noncorporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements under the Code are satisfied. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxable to noncorporate shareholders at a maximum rate of 15%, without regard to how long a shareholder has held shares of a Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends paid by a Fund may qualify in part for the 70% dividends-received deduction available to corporations, provided however that those shares have been held for at least 45 days.

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         The Funds will notify its shareholders each year of the amount and type of dividends and distributions.

PASSIVE FOREIGN INVESTMENT COMPANIES ("PFIC")

         In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders.

         In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include its share of the PFIC's income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules discussed above relating to the taxation of excess distributions would not apply. In addition, another election may be available that would involve marking to market a Fund's PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

         Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

FOREIGN CURRENCY TRANSACTIONS

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liability denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

FOREIGN TAXATION

         Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may

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reduce or eliminate such taxes. In addition, the Investment Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to "pass through" to the Fund's shareholders the amount of eligible foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, shareholders must hold their shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the electing Fund's income will flow through to shareholders of the Trust. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

         Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, state and local taxes.

         The foregoing discussion relates solely to U.S. Federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

TAX-EXEMPT FUND

         ABN AMRO Tax-Exempt Money Market Fund (the "Tax-Exempt Fund") intends to qualify to pay "exempt interest dividends" by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50 percent of the value of its total assets consists of obligations, the interest on which is exempt from Federal income tax. So long as this and certain other requirements are met, dividends consisting of such Fund's net tax-exempt interest income will be exempt interest dividends, which are exempt from federal income tax in the hands of the shareholders of the Fund. As discussed below, receipt of certain exempt interest dividends may have alternative minimum tax consequences.

         Interest on indebtedness incurred by a shareholder in order to purchase or carry shares in the Tax-Exempt Fund is generally not deductible for federal income tax purposes to the extent that the Fund distributes exempt-interest dividends during the taxable year. If a shareholder receives exempt-interest dividends with respect to any share of these Funds and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be disallowed to the extent of the

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amount of exempt-interest dividends. In addition, the Code may require a shareholder who receives exempt-interest dividends to treat as taxable income a portion of certain social security and railroad retirement benefit payments. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or certain industrial development bonds should consult their tax advisers before purchasing shares in the Tax-Exempt Fund. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds. Moreover, some or all of dividends received from the Tax-Exempt Fund may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. The receipt of these exempt-interest dividends and distributions also may affect a foreign corporate shareholder's federal "branch profits" tax liability, and an S corporation shareholder's federal excess "passive investment income."

         Shareholders of the Tax-Exempt Fund should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states. Issuers of bonds purchased by the Tax-Exempt Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Shareholders should be aware that exempt-interest dividends may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuers (or the beneficiary) of the bonds fail to comply with certain covenants made at that time.

         Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Tax-Exempt Fund to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt interest dividends."

                             PERFORMANCE INFORMATION

GENERAL

         From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, the Trust may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

         From time to time, the yield and total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.




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                              FINANCIAL STATEMENTS


         The Funds' audited financial statements for the fiscal year ended October 31, 2003 (except for ABN AMRO Global Emerging Markets Fund, ABN AMRO Institutional Government Money Market Fund and ABN AMRO Institutional Treasury Money Market Fund, each of which had not commenced operations during the period), including the report of Ernst & Young LLP, independent auditors for the Trust, are incorporated herein by reference to the Funds' Annual Report as filed with the Securities and Exchange Commission ("SEC"). The Funds' Annual and Semi-Annual Reports are available upon request and without charge.


                                OTHER INFORMATION

         The Prospectuses and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust's Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

         Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI forms a part. Each such statement is qualified in all respects by such reference.

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                                   APPENDIX A

COMMERCIAL PAPER RATINGS

         A Standard & Poor's Ratings Services ("S&P") commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P for commercial paper:

         "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Moody's Investors Service, Inc. ("Moody's") commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch Ratings ("Fitch") short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments, which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

         The following summarizes the ratings used by S&P for corporate and municipal debt:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds represent obligations, which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

         The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

MUNICIPAL NOTE RATINGS

         A S&P note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

         "MIG-1"/ "VMIG-1" - This designation denotes superior credit quality. Excellent protection afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/ "VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

         "MIG-3"/ "VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                                   APPENDIX B

                      PROXY VOTING POLICIES AND PROCEDURES

1.       ABN AMRO Funds

2.       ABN AMRO Asset Management (USA) LLC & ABN AMRO Asset Management, Inc.

3.       MFS Institutional Advisors, Inc.

4.       Montag & Caldwell, Inc.

5.       Optimum Investment Advisors LP

6.       Talon Asset Management, Inc.

7.       TAMRO Capital Partners LLC

8.       thinkorswim Advisors, Inc.

9.       Veredus Asset Management LLC

                                 ABN AMRO FUNDS

                      PROXY VOTING POLICIES AND PROCEDURES

         1.       Definitions.

         "Adviser" shall mean ABN AMRO Asset Management (USA) LLC, ABN AMRO Asset Management, Inc., Montag & Caldwell, Inc., TAMRO Capital Partners LLC, Veredus Asset Management LLC, MFS Institutional Advisors, Inc., Optimum Investment Advisors LP, thinkorswim Advisors, Inc. and Talon Asset Management, Inc. The term includes all sub-advisers to the Funds.

"Advisers' Proxy Voting Policies and Procedures" shall mean the Proxy Voting Policies and Procedures of each Adviser, as amended from time to time.

         "Board" shall mean the Board of Trustees of ABN AMRO Funds.

         "Fund" shall mean a series of ABN AMRO Funds.

         "Fund Management" shall mean the Chairman of the Board of Trustees, Chief Executive Officer or Chief Financial Officer of ABN AMRO Funds.

         "Trust" shall mean ABN AMRO Funds.

         2. Delegation of Proxy Voting Authority. The Trust has delegated to the applicable Adviser responsibility for voting all proxies for which a Fund is entitled to vote in accordance with the Proxy Voting Policies and Procedures of each Adviser, and each Adviser has accepted such delegation. Each Adviser shall provide the Board with a copy of its Proxy Voting Policies and Procedures and such other information that the Board deems necessary.

         3.       Limitations on the Advisers' Responsibilities.

         (i) Limited Value. Each Adviser may abstain from voting a Fund proxy if it concludes that the Fund's economic interests or the value of the portfolio holding is indeterminable or insignificant.

         (ii) Unjustifiable Costs. Each Adviser may abstain from voting a Fund proxy for cost reasons (e.g., cost associated with voting proxies of non-U.S. securities). In accordance with the Adviser's duties, it shall weigh the costs and benefits of voting proxy proposals relating to foreign securities and shall make an informed decision with respect to whether voting a given proxy proposal is prudent. The Adviser's decision shall take into account the effect that the Fund's vote, either by itself or together with other votes, is expected to have on the value of the Fund's investment and whether this expected effect would outweigh the cost of voting.

         (iii) Fund Restrictions. Each Adviser shall vote Fund proxies in accordance with any applicable investment restrictions of the affected Fund.

         (iv) Board Direction. Notwithstanding the foregoing delegation to the Advisers, the Board may from time to time direct an Adviser to vote a Fund's proxies in a manner that is different from the guidelines set forth in the Adviser's Proxy Voting Policies and Procedures. After its receipt of any such direction, the Adviser shall follow any such direction for proxies received after its receipt of such direction.

         4. Subdelegation. Each Adviser may delegate its responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that no such delegation shall relieve the Adviser of its responsibilities hereunder and the Adviser shall retain final authority and fiduciary responsibility for proxy voting. If an Adviser delegates such responsibilities, the Adviser shall monitor the delegate's compliance with these Proxy Voting Policies and Procedures.

         5. Proxy Voting Expense. Each Adviser shall bear all expenses associated with voting its proxies and complying with applicable laws related to voting proxies (including expenses associated with engaging third parties to vote a Fund's proxies. Each Fund shall promptly reimburse the applicable Adviser for any out-of-pocket expenses incurred by such Adviser in performing services related to Institutional Shareholder Services, Inc. maintaining a Fund's proxy voting records or filings on Form N-PX.

         6. Conflicts of Interest. Each Adviser shall follow the Conflict of Interest provisions set forth in its Proxy Voting Policies and Procedures. Until such time as each Adviser's Proxy Voting Policies and Procedures address conflicts of interest, each Adviser shall comply with the following procedures: the Adviser shall review each Fund proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable Fund on the one hand and the Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a "potential conflict"). The Adviser shall perform this assessment on a proposal-by-proposal basis and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Adviser determines that a potential conflict may exist, it shall promptly report the matter to Fund Management. Fund Management shall determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of the applicable Fund and Adviser's other clients (excluding any client that may have a potential conflict). Without limiting the generality of the foregoing, Fund Management may resolve a potential conflict in any of the following manners:

         (i) If the proposal that gives rise to a potential conflict is specifically addressed in the applicable Adviser's Proxy Voting Policies and Procedures, Fund Management may direct the Adviser to vote the proxy in accordance with the pre-determined policies and guidelines set forth in the Adviser's Proxy Voting Policies and Procedures; provided that such pre-determined policies and guidelines involve little discretion on the part of the Adviser;

         (ii) Fund Management may disclose the potential conflict to the Board and obtain the Board's consent before directing the Adviser to vote in the manner approved by the Board;

         (iii) Fund Management may direct the Adviser to engage an independent third-party to determine how the proxy should be voted; or

         (iv) Fund Management may direct the Adviser to establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker.

Each Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Adviser's senior account representatives actually knew or reasonably should have known of the potential conflict.

         7. Approval of Material Changes. Any material changes to the Trust's Proxy Voting Policies and Procedures shall be promptly submitted to the Board for approval. Any material changes in the applicable Adviser's Proxy Voting Policies and Procedures shall be reported to the Board at the next quarterly meeting following such changes.

         8. Reports to the Board. At each quarterly meeting of the Board, each Adviser shall submit a report to the Board (Exhibit A) describing:

         (i) any issues arising under these Proxy Voting Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in such Policies and Procedures; and

         (ii) any proxy votes taken by the Adviser on behalf of the Funds since the last report to the Board which were exceptions from the Adviser's Proxy Voting Policies and Procedures and the reasons for any such exceptions.

In addition, no less frequently than annually, Fund Management shall furnish to the Board, and the Board shall consider, a written report identifying any recommended changes in existing policies based upon the Advisers' experience under these Proxy Voting Policies and Procedures and each Adviser's Proxy Voting Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

         9. Maintenance of Records. Each Adviser shall maintain at its principal place of business the records required to be maintained by the applicable Fund with respect to proxies by the Investment Company Act of 1940, as amended, and the Investment Advisers Act of 1940, as amended, in accordance with the requirements and interpretations thereof. Each Adviser must maintain proxy statements that it receives regarding Fund securities, but need not to the extent that such proxy statements are available on the SEC's EDGAR system. The Advisers may also rely upon a third party to maintain certain records required to be maintained by the Advisers Act and 1940 Act. Each Adviser shall maintain and provide such records to the Fund in a mutually agreeable format for filing by the Fund on Form N-PX. Each Adviser acknowledges that the records maintained under the 1940 Act are the property of the Fund and agrees to transfer such records to the Fund upon request.

Adopted: September 18, 2003

                                                                       EXHIBIT A

                                [NAME OF ADVISER]

                                   [ ] FUND(S)
                          PROXY VOTING QUARTERLY REPORT

         I, the undersigned Compliance Officer of [Name of Adviser], hereby
submit the following report with respect to [                ] Fund(s):

         1.       During the quarter ended [                ] there have been no
                  issues that have arisen under [Name of Adviser]'s Proxy Voting Policies and Procedures and no conflicts of interest that are not addressed in its policies and procedures.

         2.       During the quarter ended [                ] there have been no
                  proxy votes taken by [Name of Adviser], on behalf of
                  [                ] Fund(s), which were exceptions to [Name of
                  Adviser]'s Proxy Voting Policies and Procedures.

         3.       During the quarter ended [                ] there have been no
                  material changes to [Name of Adviser]'s Proxy Voting Policies and Procedures.

                                                        ________________________
                                                        [                ]
                                                        Compliance Officer

Dated:

                            ABN AMRO ASSET MANAGEMENT
                                  PROXY VOTING
                             POLICIES AND PROCEDURES

These Proxy Voting Policies and Procedures have been adopted by ABN AMRO Asset Management, Inc. and ABN AMRO Asset Management (USA) LLC (hereafter collectively referred to as the "Adviser") with respect to the voting of proxies on behalf of the accounts and investment companies ("clients") over which the Adviser has discretionary voting authority. The Adviser will exercise discretionary voting authority over proxies issued on securities held in client accounts unless voting authority has been reserved explicitly by the governing account documents to the client or another party.

I.       PRINCIPLES

As an investment manager, the Adviser manages assets with the overriding objective of maximizing the value of its clients' portfolios, consistent with client guidelines. On behalf of its clients, the Adviser acquires and holds a company's securities on the belief the securities will appreciate in value. In voting proxies it is the policy of the Adviser to vote focused on the investment implications of each issue and in a manner that the Adviser believes is in the best interest of its clients.

II.      PROXY VOTING

         A.       PROXY COMMITTEE

         The Adviser has appointed a Proxy Committee to establish guidelines, review special issues and oversee the proxy voting process. The Committee consists at a minimum of the Head of Equity, the Head of American Property Investments, the Director of Equity Research, a designated Proxy Analyst, and the Director of Compliance. The Committee is responsible for determining which additional officers of the Adviser, if any, should be asked to serve on the Committee. To discharge its duties the Committee has hired Institutional Shareholder Services ("ISS") as its voting agent. ISS provides analysis of proxy proposals on a case-by-case basis, tracks and receives proxies for which the Adviser's clients are entitled to vote, votes proxies pursuant to agreed upon guidelines and compiles and provides voting records for the Adviser. No less than annually the Committee is responsible for approving or amending the guidelines it has established and reviewing the performance of its voting agent. The Committee will also approve or amend these policies and procedures on an annual or more frequent basis. Meetings may be called by any Committee member throughout the year based on particular proxy issues or as set forth below.

         B.       GUIDELINES AND RECOMMENDATIONS

         The Proxy Committee has approved general guidelines for voting proxies as set forth in the attached Exhibit A. Generally, the voting agent will vote proxies on behalf of the Adviser's clients consistent with these guidelines; however, the Adviser's portfolio managers may choose to instruct the voting agent to cast votes different from the guidelines with respect to a particular proxy based on the portfolio managers' assessment of the investment implications of each issue. Likewise, in cases where the voting agent provides voting recommendations, the Adviser's portfolio managers may choose to instruct the voting agent to cast votes different from its recommendations, based on the portfolio managers' assessment of the investment implications of each issue. Given the variety of proxy issues, particularly as applied to specific companies and specific facts, the Adviser views the exercise of discretion by its portfolio managers to be appropriate, given the Adviser's fiduciary duties.

When portfolio managers instruct the voting agent to cast votes contrary to the Adviser's guidelines and/or contrary to the recommendations of the voting agent or are otherwise actively involved in determining the manner in which votes will be cast, the portfolio managers are required to receive the prior approval of the Department Head (Equity or Property Investments, as applicable) and to document their reasons in writing, including the investment rationale and required conflict of interest disclosures and confirmations. The Department Head may call a special Committee meeting if, in his or her judgment, such meeting is warranted. In cases where a conflict of interest has been identified, the prior approval of the Director of Compliance is also required, who may call a special Committee meeting and/or seek counsel, as appropriate. If a special Committee meeting is not called by either the Department Head or the Director of Compliance, the Committee is required to review the written documentation at its next meeting.

Although the Adviser generally votes consistently on the same issue when securities are held in multiple client accounts, certain circumstances may cause the Adviser to vote differently for different accounts. In addition, certain clients may provide the Adviser with voting guidelines that differ from those adopted by the Adviser. In such cases, the Adviser will instruct the voting agent to vote proxies pursuant to client guidelines.

         C.       CONFLICTS OF INTEREST

         The Adviser has eliminated most actual or perceived conflicts of interest as the majority of proxy issues voted on behalf of the Adviser's clients are voted by an independent third party, ISS, pursuant to the guidelines adopted by the Proxy Committee.

In cases where the Adviser's portfolio managers are actively involved in determining the manner in which a vote will be cast, however, there may be certain instances where the Adviser or its personnel may be subject to conflicts of interest in the voting of proxies. Conflicts of interest may exist, for example, when the Adviser or an affiliate has a business relationship with, or is soliciting business from, the issuing company (or an employee group of the company) or a third party that is a proponent of a particular outcome on a proxy issue. As a subsidiary of a global financial services firm, the Adviser has numerous affiliates and attempts to avoid conflicts stemming from affiliate relationships. In most cases, the Adviser is unaware of these relationships; however, in cases where the Adviser perceives a conflict, additional steps are taken, as described below. Additionally, Adviser personnel involved in the proxy voting process may have personal or familial conflicts of interest, such as cases where a relative serves as a director of an issuing company. Such personnel (including Committee members) are required to disclose any such conflict to the Department Head and the Director of Compliance and to remove themselves from the voting process with respect to the particular issuing company.

In cases where the Adviser believes there may be actual or perceived conflicts of interest, the Adviser seeks to address such conflicts in various ways, including the following:

         - Documenting the investment rationale for the decision, the conflict of interest, and the method in which the conflict was addressed.

         - Requiring the approval of the Department Head and the Director of Compliance prior to providing voting instructions to the voting agent.

         - Holding special Committee meetings, when warranted, to determine the steps to be taken or, in cases where special meetings were not deemed warranted, requiring the Committee to review the decisions.

         -        Seeking legal counsel.

In situations where the Adviser perceives a material conflict of interest, the Adviser may defer to the voting recommendation of ISS or another independent third party; vote pursuant to client direction (following disclosure of the conflict to the client), vote reflectively (in the same proportion and manner as other shareholders), abstain from voting or take such other action which protects the interests of its clients. Circumstances necessitating such actions may include, for example, the voting of proxies on securities issued by the Adviser's parent corporation or the voting of proxies where the Adviser or its affiliates have a direct financial interest.

         D.       VOTE DECLINATION

                  1.       NON-US SECURITIES

                  In many non-US markets, shareholders may be prevented from selling shares within a certain period of time prior to the shareholder meeting date (commonly referred to as share blocking). In cases where a country practices share blocking, the Adviser compares the benefits to its clients expected to be derived from the voting of blocked shares versus the reduced ability to sell the blocked shares and may choose not to vote such shares (declination). Additionally, the Adviser may choose not to vote non-US shares when the actual costs of voting the shares outweigh the perceived client benefit. Such costs may include, for example, traveling to the country to vote in person or the hiring of a translator.

                  2.       SECURITIES LENDING

                  In cases where clients have implemented securities lending programs, the Adviser will be unable to vote proxies on behalf of securities on loan unless it issues instructions to the client custodian to retrieve the securities prior to record date. The Adviser may choose to refrain from calling back such securities when the voting of the proxy is not deemed to be material or the benefits of voting do not outweigh the cost of terminating the particular lending arrangement.

III.     CLIENT DISCLOSURES AND REQUESTS

The Adviser utilizes Part II of its Form ADV to provide clients with disclosures required by regulation. Required disclosures are:

         - A description of the Adviser's proxy voting policies and procedures and how clients may obtain a copy; and

         - How clients may obtain information from the Adviser as to how proxies on securities in their accounts were voted.

For control purposes, the Adviser instructs clients to direct all requests for information to client service, which is responsible for maintaining Item IV.E. below.

IV.      PROXY RECORDS

As required by regulation, the Adviser will maintain the following records:

         A.       A copy of all proxy voting policies and procedures.

         B. A copy of each proxy statement received for client securities.(1)

         C.       Records of each vote cast on behalf of client accounts.(2)

         D. A copy of any document created by or for the Proxy Committee that was material to making a voting decision on behalf of clients or that memorializes the basis for that decision.

         E. A copy of each written client request for information on how the Adviser voted proxies on behalf of the client, and a copy of any written response by the Adviser to any (written or oral) client request for information on how the Adviser voted proxies on behalf of the client.

Such records will be maintained in an easily accessible place for a minimum of six years from when the last entry was made on such record, the first two years in an appropriate office of the Adviser.

Additionally, the Adviser will maintain:

         F. Any evidence of proxy voting authority or lack of authority and

         G. Any client guidelines with respect to proxy voting, for no less than six years following account closing.

August 6, 2003

------------------
(1) The Adviser may satisfy this requirement by relying on a third party to make and retain, on the Adviser's behalf, a copy of a proxy statement (provided that the Adviser has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request) or may rely on obtaining a copy of the proxy statement from the U.S. Securities and Exchange Commission's Electronic Data Gathering, Analysis, and Retrieval ("EDGAR") system (with respect to the proxy statements for securities that are registered in the U.S.).

(2) The Adviser may satisfy this requirement by relying on a third party to make and retain, on the Adviser's behalf, a record of the vote cast (provided that the Adviser has obtained an undertaking from the third party to provide a copy of the record promptly upon request).

                            ABN AMRO ASSET MANAGEMENT
                                  PROXY VOTING
                                   GUIDELINES

1. OPERATIONAL ITEMS

ADJOURN MEETING

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

AMEND QUORUM REQUIREMENTS

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

AMEND MINOR BYLAWS

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

CHANGE COMPANY NAME

Vote FOR proposals to change the corporate name.

CHANGE DATE, TIME, OR LOCATION OF ANNUAL MEETING

Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

RATIFYING AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

     - An auditor has a financial interest in or association with the company, and is therefore not independent

     -    Fees for non-audit services are excessive, or

     - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

TRANSACT OTHER BUSINESS

Vote AGAINST proposals to approve other business when it appears as voting item.

2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse

     -    Implement or renew a dead-hand or modified dead-hand poison pill

     - Ignore a shareholder proposal that is approved by a majority of the shares outstanding

     - Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

     - Failed to act on takeover offers where the majority of the shareholders tendered their shares

     - Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

     - Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

     - Are audit committee members and the non-audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

AGE LIMITS

Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

BOARD SIZE

Vote FOR proposals seeking to fix the board size or designate a range for the board size. Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

     - The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

     -    Only if the director's legal expenses would be covered.

ESTABLISH/AMEND NOMINEE QUALIFICATIONS

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board. Vote AGAINST shareholder proposals requiring two candidates per board seat.

FILLING VACANCIES/REMOVAL OF DIRECTORS

Vote AGAINST proposals that provide that directors may be removed only for cause. Vote FOR proposals to restore shareholder ability to remove directors with or without cause. Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies. Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

     - Designated lead director appointed from the ranks of the independent board members with clearly delineated duties

     -    Majority of independent directors on board

     -    All-independent key committees

     -    Committee chairpersons nominated by the independent directors

     -    CEO performance reviewed annually by a committee of outside directors

     -    Established governance guidelines

     -    Company performance.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence. Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

STOCK OWNERSHIP REQUIREMENTS

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

TERM LIMITS

Vote AGAINST shareholder proposals to limit the tenure of outside directors.

3. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

     - Long-term financial performance of the target company relative to its industry; management's track record

     -    Background to the proxy contest

     -    Qualifications of director nominees (both slates)

     - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

REIMBURSING PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4. ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

ADVANCE NOTICE REQUIREMENTS FOR SHAREHOLDER PROPOSALS/NOMINATIONS

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws. Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill. Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. MERGERS AND CORPORATE RESTRUCTURINGS

APPRAISAL RIGHTS

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

ASSET PURCHASES

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

     -    Purchase price

     -    Fairness opinion

     -    Financial and strategic benefits

     -    How the deal was negotiated

     -    Conflicts of interest

     -    Other alternatives for the business

     -    Noncompletion risk.

ASSET SALES

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

     -    Impact on the balance sheet/working capital

     -    Potential elimination of diseconomies

     -    Anticipated financial and operating benefits

     -    Anticipated use of funds

     -    Value received for the asset

     -    Fairness opinion

     -    How the deal was negotiated

     -    Conflicts of interest.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

CONVERSION OF SECURITIES

Votes on proposals regarding conversion of securities are determined on a CASE-BYCASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest. Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED BANKRUPTCY PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

     -    Dilution to existing shareholders' position

     -    Terms of the offer

     -    Financial issues

     -    Management's efforts to pursue other alternatives

     -    Control issues

     -    Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

FORMATION OF HOLDING COMPANY

Vtes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

     -    The reasons for the change

     -    Any financial or tax benefits

     -    Regulatory benefits

     -    Increases in capital structure

     -    Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

     - Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model

     -    Adverse changes in shareholder rights

GOING PRIVATE TRANSACTIONS (LBOs AND MINORITY SQUEEZEOUTS)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

JOINT VENTURES

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation. Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

MERGERS AND ACQUISITIONS/ ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITION

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

     - Prospects of the combined company, anticipated financial and operating benefits

     -    Offer price

     -    Fairness opinion

     -    How the deal was negotiated

     -    Changes in corporate governance

     -    Change in the capital structure

     -    Conflicts of interest.

PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES

Votes on proposals regarding private placements should be determined on a CASE-BYCASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest.

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

     -    Tax and regulatory advantages

     -    Planned use of the sale proceeds

     -    Valuation of spinoff

     -    Fairness opinion

     -    Benefits to the parent company

     -    Conflicts of interest

     -    Managerial incentives

     -    Corporate governance changes

     -    Changes in the capital structure.

VALUE MAXIMIZATION PROPOSALS

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6. STATE OF INCORPORATION

CONTROL SHARE ACQUISITION PROVISIONS

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders. Vote AGAINST proposals to amend the charter to include control share acquisition provisions. Vote FOR proposals to restore voting rights to the control shares.

CONTROL SHARE CASHOUT PROVISIONS

Vote FOR proposals to opt out of control share cashout statutes.

DISGORGEMENT PROVISIONS

Vote FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZEOUT PROVISIONS

Vote FOR proposals to opt out of state freezeout provisions.

GREENMAIL

Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments. Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASEBY- CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

STAKEHOLDER PROVISIONS

Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

STATE ANTITAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

7. CAPITAL STRUCTURE

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Vote FOR management proposals to reduce the par value of common stock.

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

     - It is intended for financing purposes with minimal or no dilution to current shareholders

     - It is not designed to preserve the voting power of an insider or significant shareholder

ISSUE STOCK FOR USE WITH RIGHTS PLAN

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

PREFERRED STOCK

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

RECAPITALIZATION

Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

REVERSE STOCK SPLITS

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

SHARE REPURCHASE PROGRAMS

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:

     - Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),

     -    Cash compensation, and

     -    Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

DIRECTOR COMPENSATION

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

STOCK PLANS IN LIEU OF CASH

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis. Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

DIRECTOR RETIREMENT PLANS

Vote AGAINST retirement plans for nonemployee directors.

Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     -    Historic trading patterns

     -    Rationale for the repricing

     -    Value-for-value exchange

     -    Option vesting

     -    Term of the option

     -    Exercise price

     -    Participation.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis. Vote FOR employee stock purchase plans where all of the following apply:

     -    Purchase price is at least 85 percent of fair market value

     -    Offering period is 27 months or less, and

     -    Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the following apply:

     -    Purchase price is less than 85 percent of fair market value, or

     -    Offering period is greater than 27 months, or

     -    VPD is greater than ten percent

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS) Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of
Section 162(m).

Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BYCASE-basis using a proprietary, quantitative model developed by ISS.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPs)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(K) EMPLOYEE BENEFIT PLANS

Vote FOR proposals to implement a 401(k) savings plan for employees.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

OPTION EXPENSING

Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

PERFORMANCE-BASED STOCK OPTIONS

Vote CASE-BY-CASE on shareholder proposals advocating the use of performance based stock options (indexed, premium-priced, and performance-vested options), taking into account:

     -    Whether the proposal mandates that all awards be performance-based

     - Whether the proposal extends beyond executive awards to those of lower-ranking employees

     - Whether the company's stock-based compensation plans meet ISS's SVT criteria and do not violate our repricing guidelines

GOLDEN AND TIN PARACHUTES

Vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:

     - The parachute should be less attractive than an ongoing employment opportunity with the firm

     -    The triggering mechanism should be beyond the control of management

     - The amount should not exceed three times base salary plus guaranteed benefits

9. SOCIAL AND ENVIRONMENTAL ISSUES

CONSUMER ISSUES AND PUBLIC SAFETY

ANIMAL RIGHTS

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

     - The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

     - The availability and feasibility of alternatives to animal testing to ensure product safety, and

     -    The degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:

     - The company has already published a set of animal welfare standards and monitors compliance

     - The company's standards are comparable to or better than those of peer firms, and

     - There are no serious controversies surrounding the company's treatment of animals

DRUG PRICING

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

     -    Whether the proposal focuses on a specific drug and region

     - Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness

     - The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending

     -    Whether the company already limits price increases of its products

     - Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries

     -    The extent that peer companies implement price restraints

GENETICALLY MODIFIED FOODS

Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

     -    The costs and feasibility of labeling and/or phasing out

     - The nature of the company's business and the proportion of it affected by the proposal

     - The proportion of company sales in markets requiring labeling or GMO-free products

     -    The extent that peer companies label or have eliminated GMOs

     - Competitive benefits, such as expected increases in consumer demand for the company's products

     - The risks of misleading consumers without federally mandated, standardized labeling

     -    Alternatives to labeling employed by the company.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

Vote AGAINST proposals to completely phase out GMOs from the company's products.

Such resolutions presuppose that there are proven health risks to GMOs -- an issue better left to federal regulators -- which outweigh the economic benefits derived from biotechnology.

Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:

     - The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

     -    The extent that peer companies have eliminated GMOs

     - The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products

     - Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs

     - The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company's strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

HANDGUNS

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

PREDATORY LENDING

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

     - Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

     - Whether the company has adequately disclosed the financial risks of its subprime business

     - Whether the company has been subject to violations of lending laws or serious lending controversies

     -    Peer companies' policies to prevent abusive lending practices.

TOBACCO

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

     -    Whether the company complies with all local ordinances and regulations

     - The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness

     -    The risk of any health-related liabilities.

Advertising to youth:

     - Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

     - Whether the company has gone as far as peers in restricting advertising

     - Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

     -    Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies: o The percentage of the company's business affected o The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spinoff tobacco-related businesses:

     -    The percentage of the company's business affected

     -    The feasibility of a spinoff

     - Potential future liabilities related to the company's tobacco business.

Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ENVIRONMENT AND ENERGY

ARCTIC NATIONAL WILDLIFE REFUGE

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

     -    Whether there are publicly available environmental impact reports;

     - Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and

     -    The current status of legislation regarding drilling in ANWR.

CERES PRINCIPLES

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

     - The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

     - The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

     - Environmentally conscious practices of peer companies, including endorsement of CERES

     -    Costs of membership and implementation.

ENVIRONMENTAL REPORTS

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING

Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:

     -    The company's level of disclosure lags that of its competitors, or

     - The company has a poor environmental track record, such as violations of federal and state regulations.

RECYCLING

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

     -    The nature of the company's business and the percentage affected

     -    The extent that peer companies are recycling

     -    The timetable prescribed by the proposal

     -    The costs and methods of implementation

     - Whether the company has a poor environmental track record, such as violations of federal and state regulations.

RENEWABLE ENERGY

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

     -    The nature of the company's business and the percentage affected

     - The extent that peer companies are switching from fossil fuels to cleaner sources

     -    The timetable and specific action prescribed by the proposal

     -    The costs of implementation

     -    The company's initiatives to address climate change

Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

GENERAL CORPORATE ISSUES

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

     -    The relevance of the issue to be linked to pay

     - The degree that social performance is already included in the company's pay structure and disclosed

     - The degree that social performance is used by peer companies in setting pay

     - Violations or complaints filed against the company relating to the particular social performance measure

     - Artificial limits sought by the proposal, such as freezing or capping executive pay

     -    Independence of the compensation committee

     -    Current company pay levels.

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

     - The company is in compliance with laws governing corporate political activities, and

     - The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements. Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

LABOR STANDARDS AND HUMAN RIGHTS

CHINA PRINCIPLES

Vote AGAINST proposals to implement the China Principles unless:

     - There are serious controversies surrounding the company's China operations, and

     - The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

     -    The nature and amount of company business in that country

     -    The company's workplace code of conduct

     -    Proprietary and confidential information involved

     -    Company compliance with U.S. regulations on investing in the country

     -    Level of peer company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

     - The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

     -    Agreements with foreign suppliers to meet certain workplace standards


     -    Whether company and vendor facilities are monitored and how

     -    Company participation in fair labor organizations

     -    Type of business

     -    Proportion of business conducted overseas

     -    Countries of operation with known human rights abuses

     - Whether the company has been recently involved in significant labor and human rights controversies or violations

     -    Peer company standards and practices

     -    Union presence in company's international factories

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

     - The company does not operate in countries with significant human rights violations

     -    The company has no recent human rights controversies or violations, or

     - The company already publicly discloses information on its vendor standards compliance.

MACBRIDE PRINCIPLES

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

     -    Company compliance with or violations of the Fair Employment Act of
          1989

     - Company antidiscrimination policies that already exceed the legal requirements

     -    The cost and feasibility of adopting all nine principles

     - The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

     -    The potential for charges of reverse discrimination

     - The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

     -    The level of the company's investment in Northern Ireland

     -    The number of company employees in Northern Ireland

     -    The degree that industry peers have adopted the MacBride Principles

     - Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

LANDMINES AND CLUSTER BOMBS

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

     -    Whether the company has in the past manufactured landmine components

     -    Whether the company's peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

     -    What weapons classifications the proponent views as cluster bombs

     - Whether the company currently or in the past has manufactured cluster bombs or their components

     -    The percentage of revenue derived from cluster bomb manufacture

     -    Whether the company's peers have renounced future production

NUCLEAR WEAPONS

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

SPACED-BASED WEAPONIZATION

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

     -    The information is already publicly available or

     -    The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally vote FOR reports on the company's efforts to diversify the board, unless:

     - The board composition is reasonably inclusive in relation to companies of similar size and business or

     - The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

     -    The degree of board diversity

     -    Comparison with peer companies

     -    Established process for improving board diversity

     -    Existence of independent nominating committee

     -    Use of outside search firm

     -    History of EEO violations.

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

     -    The company has well-documented equal opportunity programs

     - The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

     -    The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

     -    The composition of senior management and the board is fairly inclusive

     - The company has well-documented programs addressing diversity initiatives and leadership development

     - The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

     - The company has had no recent, significant EEO-related violations or litigation

SEXUAL ORIENTATION

Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:

     - Whether the company's EEO policy is already in compliance with federal, state and local laws

     - Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees

     -    The industry norm for including sexual orientation in EEO statements

     - Existing policies in place to prevent workplace discrimination based on sexual orientation

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

10. MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote to elect directors on a CASE-BY-CASE basis, considering the following factors:

     -    Board structure

     -    Director independence and qualifications

     -    Attendance at board and committee meetings.

Votes should be withheld from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding

     - Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

     - Are interested directors and sit on the audit or nominating committee, or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

CONVERT CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance as a closed-end fund

     -    Market in which the fund invests

     -    Measures taken by the board to address the discount

     -    Past shareholder activism, board activity

     -    Votes on related proposals.

PROXY CONTESTS

Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

     -    Past performance relative to its peers

     -    Market in which fund invests

     -    Measures taken by the board to address the issues

     - Past shareholder activism, board activity, and votes on related proposals

     -    Strategy of the incumbents versus the dissidents

     -    Independence of directors

     -    Experience and skills of director candidates

     -    Governance profile of the company

     -    Evidence of management entrenchment

INVESTMENT ADVISORY AGREEMENTS

Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

     -    Proposed and current fee schedules

     -    Fund category/investment objective

     -    Performance benchmarks

     -    Share price performance compared to peers

     -    Resulting fees relative to peers

     -    Assignments (where the advisor undergoes a change of control).

APPROVE NEW CLASSES OR SERIES OF SHARES

Vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:

     -    Stated specific financing purpose

     -    Possible dilution for common shares

     -    Whether the shares can be used for antitakeover purposes.

1940 ACT POLICIES

Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:

     -    Potential competitiveness

     -    Regulatory developments

     -    Current and potential returns

     -    Current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

CHANGE FUNDAMENTAL RESTRICTION TO NONFUNDAMENTAL RESTRICTION

Proposals to change a fundamental restriction to a nonfundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:

     -    The fund's target investments

     -    The reasons given by the fund for the change

     -    The projected impact of the change on the portfolio.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME CHANGE PROPOSALS

Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors:

     -    Political/economic changes in the target market

     -    Consolidation in the target market

     -    Current asset composition

CHANGE IN FUND'S SUBCLASSIFICATION

Votes on changes in a fund's subclassification should be determined on a CASE-BYCASE basis, considering the following factors:

     -    Potential competitiveness

     -    Current and potential returns

     -    Risk of concentration

     -    Consolidation in target industry

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Strategies employed to salvage the company

     -    The fund's past performance

     -    Terms of the liquidation.

CHANGES TO THE CHARTER DOCUMENT

Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:

     -    The degree of change implied by the proposal

     -    The efficiencies that could result

     -    The state of incorporation

     -    Regulatory standards and implications.

Vote AGAINST any of the following changes:

     - Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

     - Removal of shareholder approval requirement for amendments to the new declaration of trust

     - Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act

     - Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares

     - Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements

     - Removal of shareholder approval requirement to change the domicile of the fund

CHANGE THE FUND'S DOMICILE

Vote reincorporations on a CASE-BY-CASE basis, considering the following factors:

     -    Regulations of both states

     -    Required fundamental policies of both states

     -    Increased flexibility available.

AUTHORIZE THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER
APPROVAL

Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Fees charged to comparably sized funds with similar objectives

     -    The proposed distributor's reputation and past performance

     -    The competitiveness of the fund in the industry

     -    Terms of the agreement.

MASTER-FEEDER STRUCTURE

Vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -    Resulting fee structure

     -    Performance of both funds

     -    Continuity of management personnel

     - Changes in corporate governance and their impact on shareholder rights.

SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

SHAREHOLDER PROPOSALS TO REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

SHAREHOLDER PROPOSALS TO TERMINATE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors:

     -    Performance of the fund's NAV

     -    The fund's history of shareholder relations

     -    The performance of other funds under the advisor's management.

                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
                      PROXY VOTING POLICIES AND PROCEDURES
                               September 17, 2003

         Massachusetts Financial Services Company, MFS Institutional Advisors, Inc. and MFS' other investment adviser subsidiaries (collectively, "MFS") have adopted proxy voting policies and procedures, as set forth below, with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies included within the MFS Family of Funds (the "MFS Funds").

                  These policies and procedures include:

                  A.       Voting Guidelines;

                  B.       Administrative Procedures;

                  C.       Monitoring System;

                  D.       Records Retention; and

                  E.       Reports.

     A.       VOTING GUIDELINES

     1.  General Policy; Potential Conflicts of Interest

                  MFS' policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS' clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares, administration of 401(k) plans, and institutional relationships.

                  MFS has carefully reviewed matters that in recent years have been presented for shareholder vote by either management or shareholders of public companies. Based on the guiding principle that all votes made by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, which are set forth below, that govern how MFS generally plans to vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion to vote these items in accordance with this guiding principle. These underlying guidelines are simply that - guidelines. Each proxy item is considered on a case-by-case basis, in light of all relevant facts and circumstances, and there may be instances in which MFS may vote proxies in a manner different from these guidelines.

                  As a general matter, MFS maintains a consistent voting position with respect to similar proxy proposals made by various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to the different proxy statements. There also may be situations involving matters presented for shareholder vote that are not clearly governed by the guidelines, such as proposed mergers and acquisitions. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS' best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of MFS' clients.

                  From time to time, MFS receives comments on these guidelines and regarding particular voting issues from its clients. Those comments are reviewed and considered periodically, and these guidelines are reviewed each year with MFS Equity Research Department management, the MFS Proxy Review Group and the MFS Proxy Consultant and are revised as appropriate.

                  These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. MFS shall be mindful of any and all potential material conflicts of interest that could arise in the voting of these proxies, shall identify, analyze, document and report on any such potential conflicts, and shall ultimately vote these proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Review Group is responsible for monitoring and reporting on all potential conflicts of interest.

     2.  MFS' Policy on Specific Issues

                  NON-SALARY COMPENSATION PROGRAMS

                  Managements have become increasingly creative and generous with compensation programs involving common stock. The original stock option plans, which called for the optionee to pay the money to exercise the option, are now embellished with no risk benefits such as stock appreciation rights, the use of unexercised options to "buy" stock, and restricted stock at bargain prices.

                  Stock option plans are supposed to reward results rather than tenure, so the use of restricted stock at bargain prices is not favored. In some cases, restricted stock is granted to the recipient at deep discounts to fair market value, sometimes at par value. The holder cannot sell for a period of years, but in the meantime is able to vote and receive dividends. Eventually the restrictions lapse and the stock can be sold.

                  MFS votes against option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give "free rides" on the stock price, or that permit grants of restricted stock at deep discounts to fair market value. MFS generally votes against stock option plans that involve stock appreciation rights or the use of unexercised options to "buy" stock.

                  MFS opposes plans that provide unduly generous compensation for officers, directors or employees, or could result in excessive dilution to other shareholders. As a general guideline, MFS votes against stock option plans if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%.

                  MFS votes in favor of stock option plans for non-employee directors as long as they satisfy the requirements set forth above with respect to stock option plans for employees. Stock option plans that include options for consultants and other third parties not involved in the management of the company generally are opposed by MFS.

                  "GOLDEN PARACHUTES"

                  From time to time, shareholders of companies have submitted proxy proposals that would require shareholder approval of any severance packages for executive officers that exceed certain predetermined thresholds. MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain percentage of such officer's annual compensation. When put to a vote, MFS votes against very large golden parachutes.

                  ANTI-TAKEOVER MEASURES

                  In general, MFS votes against any measure that inhibits capital appreciation in a stock, including a possible takeover and any proposal that protects management from action by shareholders. These types of proposals take many forms, ranging from "poison pills" and "shark repellents" to board classification and super-majority requirements.

                  REINCORPORATION AND REORGANIZATION PROPOSALS

                  When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure. While MFS generally votes in favor of management proposals that it believes are in the best long-term economic interests of its clients, MFS may oppose such a measure if, for example, the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers.

                  SOCIAL ISSUES

                  There are many groups advocating social change, and many have chosen the publicly-held corporation as a vehicle for their agenda. Common among these are resolutions requiring the corporation to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (e.g., environmental standards) or to report on various activities. MFS votes against such proposals unless their shareholder-oriented benefits will outweigh any costs or disruptions to the business, including those that use corporate resources to further a particular social objective outside the business of the company or when no discernible shareholder economic advantage is evident.

                  The laws of various states may regulate how the interests of certain clients subject to those laws are voted. For example, the General Laws of The Commonwealth of Massachusetts prohibit the investment of state funds, including retirement system assets, in the following types of investments: (i) financial institutions which directly or through any subsidiary have outstanding loans to any individual or corporation engaged in manufacturing, distribution or sale of firearms, munitions, rubber or plastic bullets, tear gas, armored vehicles or military aircraft for use or deployment in any activity in Northern Ireland; or (ii) any stocks, securities or obligations of any company so engaged.

                  Because of these statutory restrictions, it is necessary when voting proxies for securities held in Massachusetts public pension accounts to support the purpose of this legislation. Thus, on issues relating to these or similar state law questions, it may be necessary to cast ballots differently for these portfolios than MFS might normally do for other accounts.

                  DILUTION

                  There are many reasons for issuance of stock and most are legitimate. As noted above under "Non-Salary Compensation Programs", when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g., by approximately 15% or more), MFS generally votes against the plan. In addition, MFS votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a "blank check") because the unexplained authorization could work as a potential anti-takeover device.

                  CONFIDENTIAL VOTING

                  MFS votes in favor of proposals to ensure that shareholder voting results are kept confidential. For example, MFS supports proposals that would prevent management from having access to shareholder voting information that is compiled by an independent proxy tabulation firm.

                  INDEPENDENCE OF BOARDS OF DIRECTORS AND COMMITTEES THEREOF

                  While MFS acknowledges the potential benefits of a company's inclusion of directors who are "independent" from management, MFS generally opposes shareholder proposals that would require that a majority (or a "super-majority") of a company's board be comprised of "independent" directors. Such proposals could inappropriately reduce a company's ability to engage in certain types of transactions, could result in the exclusion of talented directors who are not deemed "independent", or could result in the unnecessary addition of additional "independent" directors to a company's board. However, in view of the special role and responsibilities of various the audit committees of a board of directors, MFS supports proposals that would require that the Aaudit, Nominating and Compensation Ccommittees be comprised entirely of directors who are deemed "independent" of the company.

                  INDEPENDENT AUDITORS

                  Recently, some shareholder groups have submitted proposals to limit the non-audit activities of a company's audit firm. Some proposals would prohibit the provision of any non-audit services (unless approved in advance by the full board) whereas other proposals would cap non-audit fees so that such fees do not exceed a certain percentage of the audit fees. MFS supports such shareholder proposals that would cap non-audit fees at an amount deemed to be not excessive.

                  BEST PRACTICES STANDARDS

                  Best practices standards are rapidly evolving in the corporate governance areas as a result of recent corporate failures, the Sarbanes-Oxley Act of 2002 and revised listing standards on major stock exchanges. MFS generally support these changes. However, many issuers are not publicly registered, are not subject to these enhanced listing standards or are not operating in an environment that is comparable to that in the United States. In reviewing proxy proposals under these circumstances, MFS votes for proposals that enhance standards of corporate governance so long as we believe that -- within the circumstances of the environment within which the issuers operate - the proposal is consistent with the best long-term economic interests of our clients.

                  FOREIGN ISSUERS - SHARE BLOCKING

                  In accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior to the meeting (e.g., one, three or five days) or on a date established by the company. While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date. Similarly, practices vary widely as to the ability of a shareholder to have the "block" restriction lifted early (e.g., in some countries shares generally can be "unblocked" up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer's transfer agent). Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with potentially long block periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly, MFS generally will not vote those proxies in the absence of an unusual, significant vote. Conversely, for companies domiciled in countries with very short block periods, MFS generally will continue to cast votes in accordance with these policies and procedures.

                  SOCIAL ISSUES

                  There are many groups advocating social change, and many have chosen the publicly-held corporation as a vehicle for their agenda. Common among these are resolutions requiring the corporation to refrain from investing or conducting business in certain countries, to adhere to some list of goals or principles (e.g., environmental standards) or to report on various activities. MFS votes against such proposals unless their shareholder-oriented benefits will outweigh any costs or disruptions to the business, including those that use corporate resources to further a particular social objective outside the business of the company or when no discernible shareholder economic advantage is evident.

                  The laws of various states may regulate how the interests of certain clients subject to those laws are voted. For example, the General Laws of The Commonwealth of Massachusetts prohibit the investment of state funds, including retirement system assets, in the following types of investments: (i) financial institutions which directly or through any subsidiary have outstanding loans to any individual or corporation engaged in manufacturing, distribution or sale of firearms, munitions, rubber or plastic bullets, tear gas, armored vehicles or military aircraft for use or deployment in any activity in Northern Ireland; or (ii) any stocks, securities or obligations of any company so engaged.

                  Because of these statutory restrictions, it is necessary when voting proxies for securities held in Massachusetts public pension accounts to support the purpose of this legislation. Thus, on issues relating to these or similar state law questions, it may be necessary to cast ballots differently for these portfolios than MFS might normally do for other accounts.

B.       ADMINISTRATIVE PROCEDURES

     1.  MFS Proxy Review Group

                  The administration of these policies and procedures is overseen by the MFS Proxy Review Group, which includes senior MFS Legal Department officers and MFS' Proxy Consultant. The MFS Proxy Review
         Group:

                  a. Reviews these policies and procedures at least annually and recommends any amendments considered to be necessary or advisable;

                  b. Determines whether any material conflicts of interest exist with respect to instances in which (i) MFS seeks to override these guidelines and (ii) votes not clearly governed by these guidelines; and

                  c. Considers special proxy issues as they may arise from time to time.

                  The current MFS Proxy Consultant is an independent proxy consultant who performs these services exclusively for MFS.

         2. Potential Conflicts of Interest

                  The MFS Proxy Review Group is responsible for monitoring potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. Any attempt to influence MFS' voting on a particular proxy matter should be reported to the MFS Proxy Review Group. The MFS Proxy Consultant will assist the MFS Proxy Review Group in carrying out these responsibilities.

                  In cases where proxies are voted in accordance with these policies and guidelines, no conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these policies and guidelines, or (ii) matters presented for vote are not clearly governed by these policies and guidelines, the MFS Proxy Review Group and the MFS Proxy Consultant will follow these procedures:

                  a. Compare the name of the issuer of such proxy against a list of significant current and potential (i) distributors of MFS Fund shares, (ii) retirement plans administered by MFS, and (iii) MFS institutional clients (the "MFS Significant Client List");

                  b. If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Review Group;

                  c. If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy Review Group will carefully evaluate the proposed votes in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests; and

                  d. For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Review Group will document: the name of the issuer, the issuer's relationship to MFS, the analysis of the matters submitted for proxy vote, and the basis for the determination that the votes ultimately were cast in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests.

                  The MFS Proxy Review Group is responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS' distribution, retirement plan administration and institutional business units. The MFS Significant Client List will be reviewed and updated as necessary, but no less frequently than quarterly.

         3. Gathering Proxies

                  Nearly all proxies received by MFS originate at Automatic Data Processing Corp. ("ADP"). ADP and issuers send proxies and related material directly to the record holders of the shares beneficially owned by MFS' clients, usually to the client's custodian or, less commonly, to the client itself. Each client's custodian is responsible for forwarding all proxy solicitation materials to MFS (except in the case of certain institutional clients for which MFS does not vote proxies). This material will include proxy cards, reflecting the proper shareholdings of Funds and of clients on the record dates for such shareholder meetings, and proxy statements, the issuer's explanation of the items to be voted upon.

                  MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, Institutional Shareholder Services, Inc. (the "Proxy Administrator"), pursuant to which the Proxy Administrator performs various proxy vote processing and recordkeeping functions for MFS' Fund and institutional client accounts. The Proxy Administrator does not make recommendations to MFS as to how to vote any particular item. The Proxy Administrator receives proxy statements and proxy cards directly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for the upcoming shareholders' meetings of over 10,000 corporations are available on-line to certain MFS employees, the MFS Proxy Consultant and the MFS Proxy Review Group and most proxies can be voted electronically. In addition to receiving the hard copies of materials relating to meetings of shareholders of issuers whose securities are held by the Funds and/or clients, the ballots and proxy statements can be printed from the Proxy Administrator's system and forwarded for review.

         4. Analyzing Proxies

                  After input into the Proxy Administrator system, proxies which are deemed to be completely routine (e.g., those involving only uncontested elections of directors, appointments of auditors, and/or employee stock purchase plans)1 are automatically voted in favor by the Proxy

--------------------------

(1) Proxies for foreign companies often contain significantly more voting items than those of U.S. companies. Many of these items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law. Accordingly, there is an expanded list of items that are deemed routine (and therefore automatically voted in favor) for foreign issuers, including the following: (i) receiving financial statements or other reports from the board;
(ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) the discharge of management and supervisory boards; and (v) approval of share repurchase programs.

         Administrator without being sent to either the MFS Proxy Consultant or the MFS Proxy Review Group for further review. Proxies that pertain only to merger and acquisition proposals are forwarded initially to an appropriate MFS portfolio manager or research analyst for his or her recommendation. All proxies that are reviewed by either the MFS Proxy Consultant or a portfolio manager or analyst are then forwarded with the corresponding recommendation to the MFS Proxy Review Group.(2)

                  Recommendations with respect to voting on non-routine issues are generally made by the MFS Proxy Consultant in accordance with the policies summarized under "Voting Guidelines," and all other relevant materials. His or her recommendation as to how each proxy proposal should be voted is indicated on copies of proxy cards, including his or her rationale on significant items. These cards are then forwarded to the MFS Proxy Review Group.

                  As a general matter, portfolio managers and investment analysts are consulted and involved in developing MFS' substantive proxy voting guidelines, but have little or no involvement in or knowledge of proxy proposals or voting positions taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize or remove the potential that proxy solicitors, issuers, and third parties might attempt to exert influence on the vote or might create a conflict of interest that is not in what MFS believes to be the best long-term economic interests of our clients. In limited, specific instances (e.g., mergers), the MFS Proxy Consultant or the MFS Proxy Review Group may consult with or seek recommendations from portfolio managers or analysts. The MFS Proxy Review Group would ultimately determine the manner in which all proxies are voted.

                  As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS' best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of MFS' clients. Any such override of the guidelines shall be examined, explained and reported in accordance with the procedures set forth in these policies.

         5.       Voting Proxies

                  After the proxy card copies are reviewed, they are voted electronically through the Proxy Administrator's system. In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Consultant and the MFS Proxy Review Group, and makes available on-line various other types of information so that the MFS Proxy Review Group and the MFS Proxy Consultant may monitor the votes cast by the Proxy Administrator on behalf of MFS' clients.

C.       MONITORING SYSTEM

                  It is the responsibility of the Proxy Administrator and MFS' Proxy Consultant to monitor the proxy voting process. As noted above, when proxy materials for clients are received, they are

----------------------
(2) From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained within a few business days prior to the shareholder meeting, the MFS Proxy Review Group will determine the vote in what MFS believes to be the best long-term economic interests of its clients.

         forwarded to the Proxy Administrator and are input into the Proxy Administrator's system. Additionally, through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company's stock and the number of shares held on the record date with the Proxy Administrator's listing of any upcoming shareholder's meeting of that company.

                  When the Proxy Administrator's system "tickler" shows that the date of a shareholders' meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy card has not been received from the client's custodian, the Proxy Administrator calls the custodian requesting that the materials be forward immediately. If it is not possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

D.       RECORDS RETENTION

                  MFS will retain copies of these policies and procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees and Board of Managers of the MFS Funds for a period of six years. Proxy solicitation materials, including electronic versions of the proxy cards completed by the MFS Proxy Consultant and the MFS Proxy Review Group, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Consultant and the MFS Proxy Review Group. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, the dates when proxies were received and returned, and the votes on each company's proxy issues, are retained for six years.

     E.  REPORTS

                  MFS FUNDS

                  Periodically, MFS will report the results of its voting to the Board of Trustees and Board of Managers of the MFS Funds. These reports will include: (i) a listing of how votes were cast; (ii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefor; (iii) a review of the procedures used by MFS to identify material conflicts of interest; and (iv) a review of these policies and the guidelines and, as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees and Managers of the MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

                  ALL MFS ADVISORY CLIENTS

                  At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.

Generally, MFS will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.

                             MONTAG & CALDWELL, INC.
                             PROXY VOTING GUIDELINES

If directed by Client, decisions on voting of proxies will be made by Montag & Caldwell, Inc. ("M&C") in accordance with these guidelines (as amended from time to time). M&C will consider proxies as a client asset and will vote consistently across all client portfolios for which we have voting authority in the manner we believe is most likely to enhance shareholder value.

If M&C is authorized to make decisions on voting of proxies, we will have no obligation to furnish Client any proxies, notices of shareholder's meetings, annual reports or other literature customarily mailed to shareholders.

Once voting authority has been delegated to M&C, Client may not at a later date direct how to vote the proxies. Clients who wish to adhere to a proprietary set of voting guidelines should exercise their right to reserve voting authority rather than delegating this responsibility to M&C.

Should the situation arise where M&C is an investment adviser to a company whose proxy we are authorized to vote, any vote in favor of existing management will be supported by an economic analysis of the impact of the vote on the value of the company's shares.

It is against M&C's policy for employees to serve on the board of directors of a company whose stock could be purchased for M&C's advisory clients.

If M&C is solicited to vote proxies on behalf of clients that are invested in shares of a mutual fund where M&C is the investment adviser or sub-adviser, M&C will, on an issue that could present a conflict of interest, fully disclose its conflict to the investment company's board of directors or a committee of the board and obtain the board's or committee's consent or direction to vote the proxies.

The following guidelines establish our position on the most common issues addressed in proxy solicitations and represent how we will generally vote such issues; however, all proxy proposals will be reviewed by an investment professional to determine if shareholder interests warrant any deviation from these guidelines or if a proposal addresses an issue not covered in the guidelines.

ROUTINE MATTERS

Routine proxy proposals are most commonly defined as those which do not change the structure, bylaws, or operation of the corporation to the detriment of the shareholders.

M&C will generally support management on routine matters and will vote FOR the following proposals:

              -   Increase in authorized common shares.

              - Increase in authorized preferred shares as long as there are not disproportionate voting rights per preferred share.

              -   Routine election or re-election of directors.

              -   Appointment or election of auditors.

              -   Directors' liability and indemnification.

              -   Time and location of annual meeting.

COMPENSATION ISSUES

M&C will review on a case-by-case basis the following issues:

              -   Compensation or salary levels.

              -   Incentive plans.

              -   Stock option plans.

              -   Employee stock purchase or ownership plans.

SOCIAL ISSUES

Shareholders often submit proposals to change lawful corporate activities in order to meet the goals of certain groups or private interests that they represent.

We will support management in instances where we feel acceptable efforts are made on behalf of special interests of social conscience. The burden of social responsibility rests with management. We will generally vote AGAINST shareholder proposals regarding the following social concerns:

              -   Enforcing restrictive energy policies.

              -   Placing arbitrary restrictions on military contracting.

              - Barring or placing arbitrary restrictions on trade with communist countries.

              - Barring or placing arbitrary restrictions on conducting business in certain geographic locations.

              -   Restricting the marketing of controversial products.

              -   Limiting corporate political activities.

              -   Barring or restricting charitable contributions.

              - Enforcing general policy regarding employment practices based on arbitrary parameters.

              - Enforcing a general policy regarding human rights based on arbitrary parameters.

              - Enforcing a general policy regarding animal rights based on arbitrary parameters.

              -   Placing arbitrary restrictions on environmental practices.

BUSINESS PROPOSALS

         Business proposals are resolutions which change the status of the corporation, its individual securities, or the ownership status of these securities. We believe it is in the best interest of the shareholders to support managements who propose actions or measures that are supported by existing corporate laws, or have legal precedence as common practice in corporate America.

         We will generally vote FOR the following proposals as long as the current shareholder position is either enhanced or preserved:

              -   Changing the state of incorporation.

              -   Mergers, acquisitions, dissolvement.

              -   Indenture changes.

              -   Changes in Capitalization.

SHAREHOLDER GOVERNANCE

These are issues that address the status of existing rights of shareholders and proposals which tend to transfer those rights to or from another party.

We will generally vote FOR the following management proposals:

              - Majority approval of shareholders in acquisitions of a controlling share in the corporation.

              -   Staggered board of directors.

              - Provisions which require 66-2/3% shareholder approval or less to rescind a proposed change to the corporation or amend the corporation's by-laws.

We will generally vote AGAINST the following management proposals:

              - Super-majority provisions which require greater than 66-2/3% shareholder approval to rescind a proposed change to the corporation or to amend the corporation's by-laws.

              - Fair-price amendments which do not permit a takeover unless an arbitrary fair price is offered to all shareholders that is derived from a fixed formula.

              - The authorization of a new class of common stock or preferred stock which may have more votes per share than the existing common stock.

              - Proposals which do not allow replacements of existing members of the board of directors

We will generally vote FOR shareholder proposals which:

              - Propose or support a majority of independent directors and or independent audit, compensation, and nominating committees

              - Rescind share purchase rights or require that they are submitted for shareholder approval to 66-2/3% or less.

              -   Eliminate pension and benefit programs for outside directors.

We will generally vote AGAINST shareholder proposals which:

              -   Require annual election of directors or specify tenure.

              -    Eliminate a staggered board of directors.

PROXY CONTESTS

Proxy contests develop when discontented shareholders submit a proxy card in opposition to the board of directors, frequently seeking to elect a different slate of directors, often in an effort to effect a decided change in the corporation. Our voting decision in a proxy contest will be in favor of the best interests of the majority of shareholders, our clients, and beneficiaries of the assets which we manage.

ADMINISTRATIVE ISSUES

Proxy voting guidelines will be reviewed annually and approved by the Investment Policy Committee.

M&C will maintain a record of proxy voting guidelines and the annual updates electronically.

M&C has established a Proxy Committee that consists of at least three members of the Investment Policy Committee and includes at least one research analyst and two portfolio managers.

Proxy voting decisions will be made by at least one member of the Proxy Committee within the framework established by these guidelines that are designed to vote in the best interests of all clients.

M&C will maintain a record of any document created by M&C or procured from an outside party that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis of that decision.

M&C will maintain records detailing receipt of proxies, number of shares voted, date voted and how each issue was voted. These records will be available upon request to those clients for whom we have proxy voting responsibility.

M&C will maintain records of all written client requests for information on how M&C voted proxies on behalf of the client and M&C's response to the client's written or verbal requests.

The proxy voting process will be monitored for accuracy. A voting history report is generated by the Supervisor of Information Processing on a monthly basis. This report is provided to the Director of Operations to verify against ballot copies.

The Supervisor of Information Processing will provide the Director of Operations with a quarterly statement that all ballots were received or reasonable steps, under the circumstances, have been taken to obtain the ballots.

Revised June 2003

                         OPTIMUM INVESTMENT ADVISORS LP

                STATEMENT OF PROXY VOTING POLICIES AND PROCEDURES

                                  JULY 29, 2003

                                  INTRODUCTION

Proxy voting is an important responsibility. This statement sets forth the current policies and procedures of OPTIMUM INVESTMENT ADVISORS, LP ("OIA") with regard to the voting of proxies over which we have investment responsibility. These policies and procedures are available to our clients upon request.

                           GENERAL PROXY VOTING POLICY

Proxy voting guidelines are required by Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended (the "ADVISER'S ACT"). Pursuant to various provisions of the Adviser's Act, OIA acts in a fiduciary capacity with respect to each of its advisory clients and, therefore, OIA must act in the interest of the beneficial owners of the accounts it manages. Accordingly, in voting proxies, OIA is guided by general fiduciary principles. OIA will attempt to consider all factors of its vote that could affect the value of the beneficial owner's investments. With respect to proxies that OIA votes, the primary objective of OIA is to vote such proxies in the manner that it believes will do the most to maximize the value of its clients' investments. OIA will likely vote against any management proposals that it believes could prevent companies from realizing their maximum market value, or would insulate companies and/or management, from accountability to shareholders or prudent regulatory compliance.

In addition, the Department of Labor has made it clear that the voting of proxies is an integral part of our duties as investment managers for advisory clients that are ERISA plan assets. As such, OIA must vote proxies in the best interest of its plan clients and their participants and beneficiaries. We will do so in accordance with our fiduciary responsibilities as defined in ERISA and the regulations promulgated hereunder, exercising our professional investment judgment on all such matters. In determining our vote, we will not subordinate the economic interest of the plan and its participants and beneficiaries to any other entity or interested party. We will not, under any circumstances, allow our voting to be dictated by the position of any outsiders. It is OIA's intent to vote proxies in all instances except that, if a client participates in a stock loan program, the proxy of a stock on loan at record date may not be forwarded to OIA according to the provision of stock loan agreements.

OIA's proxy voting process is dynamic and subject to periodic review. Reflecting this ongoing process, our judgment concerning the manner in which the best economic interest of the shareholders is achieved can and has changed over time based on additional information, further analysis, and changes in the economic environment. Our policy may be revised in OIA's discretion to address any such changes.

The following summarizes OIA's current proxy voting policy and procedures. It is meant solely as a guide and cannot address every issue that may arise. All decisions will be based on our analysis of the company, its management, the merits of the individual proposal, and its expected economic impact on the specific company.

                      PROXY VOTING POLICIES AND PROCEDURES

Each proxy proposal is reviewed on a case-by-case basis by OIA's Proxy Coordinator to determine the issues presented in the proxy. The proxy is then marked for vote by a senior investment professional consistent with our professional investment judgment as to what will best benefit the financial and economic interest of the advisory client, including any plan and its participants and beneficiaries.

A record of all proxy decisions and the rationale for voting will be retained and available for inspection by the client at any time in accordance with the procedures listed below.

                               Business Operations

         These are proposals that are a standard and necessary aspect of business operations and that we believe will not typically have a significant effect on the value of the investment. Factors that are considered in reviewing these proposals include the financial performance of the Company, attendance and independence of board members and committees, and enforcement of strict accounting practices. Each proposal is reviewed individually and we generally support such items unless our analysis indicates activity that we consider is not in the best interest of the shareholders. Standard business operations include:

         -    Name changes

         -    Election of directors

         -    Ratification of auditors

         - Maintaining current levels of directors' indemnification and liability

         - Increase in authorized shares (common stock only) if there is no intention to significantly dilute shareholders' proportionate interest

         -    Employee stock purchase or ownership plans

                                Changes in Status

There are proposals that change the status of the corporation, its individual securities, or the ownership status of the securities. We will review each issue on a case-by-case basis. As stated previously, voting decisions will be made in a manner that, in our professional investment judgment, best benefit the financial and economic interest of the advisory client, including any plan and its participants and beneficiaries. Changes in Status include proposals regarding:

         -    Mergers, acquisitions, restructurings

         -    Reincorporations

         -    Changes in capitalization

                              Shareholder Democracy

We will generally vote against any proposal that attempts to limit shareholder democracy in a way that could restrict the ability of the shareholders to realize the value of their investment. This would include proposals endorsing or facilitating:

         -    Increased indemnification protections for directors or officers

         -    Certain Supermajority Requirements

         -    Unequal voting rights

         -    Classified boards

         -    Cumulative voting

         - Authorization of new securities if intention appears to be to unduly dilute shareholders' proportionate interest

         - Amending state of incorporation if intention appears to disfavor the economic interest of the shareholders

We will generally support proposals that maintain or expand shareholder democracy such as:

         -    Annual elections

         -    Independent directors

         -    Confidential voting

         -    Proposals that require shareholder approval for:

              -    Adoption or retention of "poison pills" or golden parachutes

              -    Elimination of cumulative voting or preemptive rights

              -    Reclassification of company boards

                                  Compensation

         We believe reasonable compensation is appropriate for directors, executives and employees. Compensation should be used as an incentive and to align the interests of the involved parties with the long-term financial success of the Company. It should not be excessive or utilized in a way that compromises independence or creates a conflict of interest. Among the factors we consider when reviewing a compensation proposal is the potential dilution of outstanding shares, whether a plan has broad-based participation and whether a plan allows for the re-pricing of options. Each proposal is reviewed individually.

                                  Other Matters

There are proxy proposals that address social, environmental, and issues of conscience with regard to the business conduct of a company. As with all proxies, OIA will review each issue on a case-by-case basis and determine what in our opinion, will best benefit the financial and economic interest of the advisory client, including any plan and its participants and beneficiaries.

                              CONFLICTS OF INTEREST

OIA must act as a fiduciary when voting proxies on behalf of its advisory clients. In that regard, OIA will seek to avoid any conflict of interest by following the proxy voting policies and procedures set forth in this document. In addition, OIA will actively monitor the proxies it receives on behalf of its advisory clients to identify and resolve any potential conflict of interest.

Where OIA identifies a potential conflict of interest, OIA will initially determine whether such potential conflict is material. Where OIA determines there is a potential for a material conflict of interest regarding a proxy, OIA will take one or some of the following steps: (i) inform the client of the conflict and OIA's voting decision; (ii) discuss the proxy vote with the client;
(iii) fully disclose the material facts regarding the conflict and seek the client's consent to vote the proxy as intended; and/or (iv) seek the recommendations of an independent third party. Whenever OIA determines there is a potential for a material conflict of interest, OIA will document which step or steps it took to ensure the proxy vote or abstention was in the best interest of the client and not the product of any material conflict. Such documentation will be maintained in accordance with the recordkeeping procedures set forth below.

                                  RECORDKEEPING

In accordance with Rule 204-2 under the Adviser's Act, OIA will maintain the following: (i) a copy of these proxy voting policies and procedures; (ii) proxy statements received regarding client securities; (iii) records of votes cast on behalf of a client; (iv) written records of client requests for proxy voting information, (v) written responses to a client's written or oral requests, and
(vi) any documents prepared by OIA that were material to how a proxy was voted or that memorialized the basis for the voting decision.

In maintaining item (ii) above, OIAC may rely on proxy statements filed on the SEC's EDGAR system in lieu on maintaining internal copies. In maintaining item
(iii) above, OIA may rely on the records of any third party, such as a proxy voting service; provided, however, that OIA will not rely on such a third party without the express agreement of such party to provide a copy of the documents upon request.

OIA will take reasonable measures to maintain and preserve each of these documents in an easily accessible place for a period of not less than six (6) years from commencing from the end of the fiscal year during which the last entry was made on such record. During the first two (2) years of such six (6) year period, all required documents will be maintained in OIA's main office.

                        DISCLOSURE OF PROXY VOTING RECORD

OIA will provide a summary of these policies and procedures in its Form ADV Part II to be furnished to advisory clients. OIA will further provide a copy of these policies and procedures to any client upon request. In addition, OIA will inform its clients how they can obtain further proxy-voting information about their own proxies.

Upon a request from a client, OIA will furnish its proxy voting record with respect such client's securities. In general, OIA will respond to such client request; however, any client request for information that OIA is not required to maintain pursuant to its recordkeeping responsibilities under Rule 204-2, may require additional time for an appropriate response (including, if applicable, that such records are no longer available or maintained by OIA).


Except as may be required under the Investment Company Act of 1940, in accordance with Rule 206(4)-6(b) under the Adviser's Act, OIA is not required to publicly disclose how it voted any particular proxy or group of proxies. This non-disclosure may be important for investment advisers to maintain privacy regarding clients (for example, to protect the privacy of their advisory clients' holdings).


With respect to each of OIA's advisory clients that is either an open-end or closed-end management investment company registered under the Investment Company Act of 1940 and for which OIA has been delegated the responsibility for voting the proxies, OIA will coordinate with such investment company to ensure that the information required under Form N-PX or Form N-CSR, as the case may be, is accurate and complete.

                             TALON ASSET MANAGEMENT
                              PROXY VOTING POLICIES

POLICY:

All proxies for client securities for which Talon Asset Management ("TAM") has been granted authority to vote shall be voted in a manner considered to be in the best interests of "TAM's" clients, including the ABN AMRO Mid Cap Fund, Talon Opportunity Partners, Talon Total Return Partners and Talon Statistical Arbitrage Partners, without regard to any benefit to "TAM" or its affiliates. "TAM" shall examine each proposal and vote against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. In addition, "TAM" shall examine each proposal and vote the securities held on behalf of a client against the proposal, if, in its judgment, the proposal would be expected to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, "TAM" shall vote as the client instructs.

"TAM" addresses potential material conflicts of interest by having a predetermined voting policy. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined policy, the voting members of the Investment Committee will determine the vote in the best interest of "TAM's" clients, without consideration of any benefit to "TAM", its affiliates or its other clients.

OVERVIEW:

"TAM's" policy is based upon its fiduciary obligation to act in its clients' best interests. In addition, the SEC recently adopted rules under the Investment Company Act of 1940 and the Investment Advisers Act of 1940. These rules impose obligations with respect to proxy voting on investment advisers and investment companies.

PROCEDURES:

I.       ACCOUNT POLICIES

Except as otherwise directed by the client, "TAM" shall vote as follows:

SEPARATELY MANAGED ACCOUNTS

"TAM" shall vote proxies on securities held in its separately managed accounts.

ABN AMRO MID CAP FUND

"TAM" shall vote proxies on securities held in the Fund.

PRIVATE PORTFOLIOS

"TAM" shall vote proxies on securities held in its separately managed accounts.

Talon Opportunity Partners, Talon Total Return Partners and Talon Statistica Arbitrage Fund TAM" shall vote proxies on securities held in its limited partnership funds.

II.      PROXY VOTING

The Director of Research shall be responsible for voting proxies.

In determining the vote of any proposal for which it has responsibility, the Director of Research shall consider whether the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. In addition, the Director of Research shall examine the proposal and vote the securities held on behalf of a client against the proposal, if, in its judgment, the proposal would be expected to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, "TAM" shall vote as the client instructs.

In determining the vote on any proposal, the Director of Research shall not consider any benefit to "TAM", any of its affiliates, any of its or its affiliates' clients, or of its customers or service providers, other than benefits to the owner of the securities to be voted.

III.     VOTING GUIDELINES

In general, proposals which are designed to either dissuade or preclude the acquisition and/or merger of one corporate entity by/with another, or have the effect of diluting the value of the existing shares outstanding, or reduce the shareholders' power over any company actions are rejected. Individual merger and corporate restructuring proposals are reviewed on a case-by-case basis.

A.       PROPOSALS USUALLY VOTED FOR

"TAM" will vote in favor of the following proposals, unless otherwise directed by the Director of Research

              1. AUDITORS. Proposals for the annual appointment or approval of independent corporate auditors. An auditor will usually be thought of as independent unless the auditor receives more than 50% of its revenues from non-audit activities from the company and ifs affiliates.

              2. DIRECTORS. Proposals for the election of Directors or an increase or decrease in the number of Directors, provided that a majority of directors would be independent. However, "TAM" will vote against proposals that give management the ability to alter the size of the board without shareholder approval.

              3. CHAIRMAN OF THE BOARD/CHIEF EXECUTIVE OFFICER. Proposals for the creation or elimination of positions or titles for senior management personnel. "TAM" prefers the role of Chairman and CEO to be held by different persons. In evaluating proposals we will consider the size of the company and the nature of its shareholder base.

              4. COMPENSATION. Proposals for specific compensation for employees/directors if provisions are consistent with standard business practices, such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans, or thrift plans. "TAM" requires management to provide substantial justification for the repricing of options.

              5. DEBT LIMITS. Proposals for an increase in debt limit, unless proposed specifically as an anti-takeover action.

              6. INDEMNIFICATION. Proposals to approve indemnification of the Board of Directors through self-insurance plans or purchase of insurance. However, the intent is not to eliminate Director Responsibility for negligence and or breaches of fiduciary duty.

              7. MEETING. Proposals to approve the minutes of a prior meeting; proposals to change the date or location of the annual meeting.

              8. NAME OF COMPANY. Proposals to approve a change in the company name.

              9. PRINCIPAL OFFICE. Proposals to change the location of the company's principal place of business, provided that the purpose is not to reduce the scope of adequate regulatory or financial supervision.

              10. REPORT AND ACCOUNTS. Proposals to approve the annual reports and accounts provided that the certifications required by Sarbanes-Oxley Act 2002 have been executed.

              11. PAR VALUE. Proposals to change the par value of the stock.

              12. SHARES. Proposals for the elimination of authorized but un-issued shares or retirement of those shares purchased for a sinking fund or treasury stock; proposals to increase the authorized shares for stock dividends, stock splits or general issuance, unless proposed as an anti-takeover action.

              13. SHARE REPURCHASE PROGRAMS. Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

              14. INDEPENDENT COMMITTEES. Proposals that request that the board audit, compensation and/or nominating committees include independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange. At least one member of the Audit Committee must qualify as a "financial expert" within the definition set forth in rules of the SEC.

              15. EQUAL OPPORTUNITY EMPLOYMENT. Proposals that endorse the recruitment, development, and promotion of personnel on a non-discriminatory merit basis, regardless of race, creed, color or gender.

B.       PROPOSALS USUALLY VOTED AGAINST

"TAM" will vote against the following proposals, unless otherwise determined by the Director of Research.

              1. SUPER MAJORITY VOTING. Proposals to require a majority vote larger than 51% of outstanding shares to approve any proxy proposal. Such proposals are largely intended to support management positions prior to the occurrence of a particular event.

              2. CUMULATIVE VOTING. Proposals, which allow more than one vote per share in the election of directors. Directors should represent all shareholders equally as opposed to group influences.

              3. PREFERRED STOCK, WARRANTS, RIGHTS, POISON PILLS. Proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint.

              4. RECLASSIFICATION OF COMMON STOCK. Proposals to change voting rights by type of Common stock or for long term holders versus new holders.

              5. WRITTEN CONSENT. Proposals to eliminate the right of shareholders to act by written consent without a meeting.

              6. STAGGERED BOARDS. Proposals to adopt staggered board membership.

C.            ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A OR B ABOVE.

A Portfolio Manager, or other party involved with a client's or Fund's account may conclude that the interest of the client or Fund requires that a proxy be voted on a proposal in a manner that differs from the predetermined proxy voting policy. In this situation, he or she shall request the Director of Research to consider voting the proxy on the proposal other than according to the predetermined policy provided in III (A) or (B) above. If any person (or entity) requests the Director of Research to vote a proxy other than according to the predetermined policy, that person shall furnish a written explanation of the reasons for the request and description of the person's (or entity's) relationship with the party proposing the matter to shareholders.

The Director of Research may vary from the predetermined policy if it determines that voting on the proposal according to the predetermined policy would be expected to impact adversely the current or potential market value of the issuer's securities or to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, "TAM" shall vote as the client instructs. In determining the vote on any proposal, the Director of Research shall not consider any benefit other than benefits to the owner of the securities to be voted.

D.            PROPOSALS REQUIRING SPECIAL CONSIDERATION

The following proposals require individual, special consideration. The Director of Research will determine how proxies related to each of these proposals will be voted. The Director of Research shall determine to vote against any such proposal which would be expected to impact adversely the current or potential market value of the issuer's securities or to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, "TAM" shall vote as the client instructs in determining the vote on any proposal, the Director of Research shall not consider any benefit other than benefits to the owner of the securities to be voted.

              1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Director of Research will develop a guideline.

              2. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by or as specified by the client.

         3. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. Proposals for these securities shall be voted only on the specific instruction and to the extent practicable in accordance with Proxy Voting Guidelines.

         4. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified above under III(A) and (B), e.g., election of directors, selection of accountants.


         5. MERGERS/ACQUISITIONS. Proposals where a hostile merger/acquisition is apparent or where "TAM" represents ownership in more than one of the companies involved in a potential merger/acquisition. Proposals for potential mergers/acquisitions, which do not appear to be hostile, shall be voted based on previously stated Guidelines.


         6. SHAREHOLDER PROPOSALS. Shareholder proposals that are not covered by III (A) and (B) above will be reviewed individually.

         7. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in III (A)(4), proposals relating to compensation of any executive or director will be voted as recommended by the Director of Research.

         8. ANNUAL EVALUATION OF NEW ISSUES. During the first quarter of each year, the Director of Research will consider any new controversial issues that are likely to be on the ballots during the upcoming proxy season. The Director of Research will also be notified in the unusual instance when an analyst or portfolio manager feels strongly that the best interests of shareholders would be served by deviating from our standard policy on a specific proposal.

         9. PRE-EMPTIVE RIGHTS. Proposals to create or eliminate pre-emptive rights. In evaluating proposals the Director of Research will consider the size of the company and the nature of its shareholder base.

If any person (or entity) requests that the Director of Research vote a proxy in a specific manner, that person shall furnish to the Director of Research a written explanation of the reasons for the request and description of the person's (or entity's) relationship with the party proposing the matter to shareholders.

                           TAMRO CAPITAL PARTNERS, LLC
                                  PROXY VOTING
                             POLICIES AND PROCEDURES

These Proxy Voting Policies and Procedures have been adopted by TAMRO Capital Partners, LLC (hereafter referred to as the "Adviser") with respect to the voting of proxies on behalf of the accounts and investment companies ("clients") over which the Adviser has discretionary voting authority.

I.       PRINCIPLES

As an investment manager, the Adviser manages assets with the overriding objective of maximizing the value of its clients' portfolios, consistent with client guidelines. On behalf of its clients, the Adviser acquires and holds a company's securities on the belief the securities will appreciate in value. In voting proxies it is the policy of the Adviser to vote focused on the investment implications of each issue and in a manner that the Adviser believes is in the best interest of its clients.

II.      PROXY VOTING

         A.       PROXY COMMITTEE

         The Adviser has appointed a Proxy Committee to establish guidelines, review special issues and oversee the proxy voting process. The Committee consists at a minimum of the Chief Investment Officer, the Head Trader, the Senior Equity Analyst, and a Compliance Representative. The Committee is responsible for determining which additional officers of the Adviser, if any, should be asked to serve on the Committee. To discharge its duties the Committee has hired Institutional Shareholder Services ("ISS") as its voting agent. ISS provides analysis of proxy proposals on a case-by-case basis, tracks and receives proxies for which the Adviser's clients are entitled to vote, votes proxies pursuant to agreed upon guidelines and compiles and provides voting records for the Adviser. No less than annually the Committee is responsible for approving or amending the guidelines it has established and reviewing the performance of its voting agent. The Committee will also approve or amend these policies and procedures on an annual or more frequent basis. Meetings may be called by any Committee member throughout the year based on particular proxy issues or as set forth below.

         B.       GUIDELINES AND RECOMMENDATIONS

         The Proxy Committee has approved general guidelines for voting proxies as set forth in the attached Exhibit A. Generally, the voting agent will vote proxies on behalf of the Adviser's clients consistent with these guidelines; however, the Adviser's portfolio managers may choose to instruct the voting agent to cast votes different from the guidelines with respect to a particular proxy based on the portfolio managers' assessment of the investment implications of each issue. Likewise, in cases where the voting agent provides voting recommendations, the Adviser's portfolio managers may choose to instruct the voting agent to cast votes different from its recommendations, based on the portfolio managers' assessment of the investment implications of each issue. Given the variety of proxy issues, particularly as applied to specific companies and specific facts, the Adviser views the exercise of discretion by its portfolio managers to be appropriate, given the Adviser's fiduciary duties.

When portfolio managers instruct the voting agent to cast votes contrary to the Adviser's guidelines and/or contrary to the recommendations of the voting agent or are otherwise actively involved in determining the manner in which votes will be cast, the portfolio managers are required to receive the prior approval of the Chief Investment Officer and to document their reasons in writing, including the investment rationale and required conflict of interest disclosures and confirmations. The Chief Investment Officer may call a special Committee meeting if, in his or her judgment, such meeting is warranted. In cases where a conflict of interest has been identified, the prior approval of the Compliance Representative is also required, who may call a special Committee meeting and/or seek counsel, as appropriate. If a special Committee meeting is not called by either the Chief Investment Officer or the Compliance Representative, the Committee is required to review the written documentation at its next meeting.

Although the Adviser generally votes consistently on the same issue when securities are held in multiple client accounts, certain circumstances may cause the Adviser to vote differently for different accounts. In addition, certain clients may provide the Adviser with voting guidelines that differ from those adopted by the Adviser. In such cases, the Adviser will instruct the voting agent to vote proxies pursuant to client guidelines.

         C.       CONFLICTS OF INTEREST

         The Adviser has eliminated most actual or perceived conflicts of interest as the majority of proxy issues voted on behalf of the Adviser's clients are voted by an independent third party, ISS, pursuant to the guidelines adopted by the Proxy Committee.

In cases where the Adviser's portfolio managers are actively involved in determining the manner in which a vote will be cast, however, there may be certain instances where the Adviser or its personnel may be subject to conflicts of interest in the voting of proxies. Conflicts of interest may exist, for example, when the Adviser or an affiliate has a business relationship with, or is soliciting business from, the issuing company (or an employee group of the company) or a third party that is a proponent of a particular outcome on a proxy issue. As a subsidiary of a global financial services firm, the Adviser has numerous affiliates and attempts to avoid conflicts stemming from affiliate relationships. In most cases, the Adviser is unaware of these relationships; however, in cases where the Adviser perceives a conflict, additional steps are taken, as described below. Additionally, Adviser personnel involved in the proxy voting process may have personal conflicts of interest, such as cases where a relative serves as an executive of an issuing company. Such personnel (including Committee members) are required to disclose any such conflict to the Chief Investment Officer and the Compliance Representative and to remove themselves from the voting process with respect to the particular issuing company.

In cases where the Adviser believes there may be actual or perceived conflicts of interest, the Adviser seeks to address such conflicts in various ways, including the following:

         - Documenting the investment rationale for the decision, the conflict of interest, and the method in which the conflict was addressed.

         - Requiring the approval of the Chief Investment Officer and the Compliance Representative prior to providing voting instructions to the voting agent.

         - Holding special Committee meetings, when warranted, to determine the steps to be taken or, in cases where special meetings were not deemed warranted, requiring the Committee to review the decisions.

         -    Seeking legal counsel.

In situations where the Adviser perceives a material conflict of interest, the Adviser may defer to the voting recommendation of ISS or another independent third party; vote pursuant to client direction (following disclosure of the conflict to the client), vote reflectively (in the same proportion and manner as other shareholders), abstain from voting or take such other action which protects the interests of its clients. Circumstances necessitating such actions may include, for example, the voting of proxies on securities issued by the Adviser's parent corporation or the voting of proxies where the Adviser or its affiliates have a direct financial interest.

         D.       VOTE DECLINATION

                  In cases where clients have implemented securities lending programs, the Adviser will be unable to vote proxies on behalf of securities on loan unless it issues instructions to the client custodian to retrieve the securities prior to record date. The Adviser may choose to refrain from calling back such securities when the voting of the proxy is not deemed to be material or the benefits of voting do not outweigh the cost of terminating the particular lending arrangement.

III.     CLIENT DISCLOSURES AND REQUESTS

The Adviser utilizes Part II of its Form ADV to provide clients with disclosures required by regulation. Required disclosures are:

         - A description of the Adviser's proxy voting policies and procedures and how clients may obtain a copy; and

         - How clients may obtain information from the Adviser as to how proxies on securities in their accounts were voted.

For control purposes, the Adviser instructs clients to direct all requests for information to client service, which is responsible for maintaining Item IV.E. below.

IV.      PROXY RECORDS

As required by regulation, the Adviser will maintain the following records:

         A.       A copy of all proxy voting policies and procedures.

         B. A copy of each proxy statement received for client securities.(1)

         C.       Records of each vote cast on behalf of client accounts.(2)

--------------------

(1) The Adviser may satisfy this requirement by relying on a third party to make and retain, on the Adviser's behalf, a copy of a proxy statement (provided that the Adviser has obtained an undertaking from the third party to provide a copy of the proxy statement promptly upon request) or may rely on obtaining a copy of the proxy statement from the U.S. Securities and Exchange Commission's Electronic Data Gathering, Analysis, and Retrieval ("EDGAR") system (with respect to the proxy statements for securities that are registered in the U.S.).

(2) The Adviser may satisfy this requirement by relying on a third party to make and retain, on the Adviser's behalf, a record of the vote cast (provided that the Adviser has obtained an undertaking from the third party to provide a copy of the record promptly upon request).

         D. A copy of any document created by or for the Proxy Committee that was material to making a voting decision on behalf of clients or that memorializes the basis for that decision.

         E. A copy of each written client request for information on how the Adviser voted proxies on behalf of the client, and a copy of any written response by the Adviser to any (written or oral) client request for information on how the Adviser voted proxies on behalf of the client.

Such records will be maintained in an easily accessible place for a minimum of six years from when the last entry was made on such record, the first two years in an appropriate office of the Adviser.

Additionally, the Adviser will maintain:

         F. Any evidence of proxy voting authority or lack of authority and

         G.       Any client guidelines with respect to proxy voting,

for no less than six years following account closing.

August 6, 2003.

                                                                       EXHIBIT A

                           TAMRO CAPITAL PARTNERS, LLC
                                  PROXY VOTING
                                   GUIDELINES

1.       OPERATIONAL ITEMS

ADJOURN MEETING

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

AMEND QUORUM REQUIREMENTS

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

AMEND MINOR BYLAWS

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

CHANGE COMPANY NAME

Vote FOR proposals to change the corporate name.

CHANGE DATE, TIME, OR LOCATION OF ANNUAL MEETING

Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable. Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

RATIFYING AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

     - An auditor has a financial interest in or association with the company, and is therefore not independent

     -   Fees for non-audit services are excessive, or

     - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

TRANSACT OTHER BUSINESS

Vote AGAINST proposals to approve other business when it appears as voting item.

2.       BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse

     -   Implement or renew a dead-hand or modified dead-hand poison pill

     - Ignore a shareholder proposal that is approved by a majority of the shares outstanding

     - Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

     - Failed to act on takeover offers where the majority of the shareholders tendered their shares

     - Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

     - Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

     - Are audit committee members and the non-audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

AGE LIMITS

Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

BOARD SIZE

Vote FOR proposals seeking to fix the board size or designate a range for the board size. Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

     - The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

     -   Only if the director's legal expenses would be covered.

ESTABLISH/AMEND NOMINEE QUALIFICATIONS

Vote CASE-BY-CASE on proposals that establish or amend director qualifications.

Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

Vote AGAINST shareholder proposals requiring two candidates per board seat.

FILLING VACANCIES/REMOVAL OF DIRECTORS

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

     - Designated lead director appointed from the ranks of the independent board members with clearly delineated duties

     -   Majority of independent directors on board

     -   All-independent key committees

     -   Committee chairpersons nominated by the independent directors

     -   CEO performance reviewed annually by a committee of outside directors

     -   Established governance guidelines

     -   Company performance.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

STOCK OWNERSHIP REQUIREMENTS

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

TERM LIMITS

Vote AGAINST shareholder proposals to limit the tenure of outside directors.

3.       PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

     - Long-term financial performance of the target company relative to its industry; management's track record

     -   Background to the proxy contest

     -   Qualifications of director nominees (both slates)

     - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

REIMBURSING PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.       ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

ADVANCE NOTICE REQUIREMENTS FOR SHAREHOLDER PROPOSALS/NOMINATIONS

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5.       MERGERS AND CORPORATE RESTRUCTURINGS

APPRAISAL RIGHTS

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

ASSET PURCHASES

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

     -   Purchase price

     -   Fairness opinion

     -   Financial and strategic benefits

     -   How the deal was negotiated

     -   Conflicts of interest

     -   Other alternatives for the business

     -   Noncompletion risk.

ASSET SALES

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

     -   Impact on the balance sheet/working capital

     -   Potential elimination of diseconomies

     -   Anticipated financial and operating benefits

     -   Anticipated use of funds

     -   Value received for the asset

     -   Fairness opinion

     -   How the deal was negotiated

     -   Conflicts of interest.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

CONVERSION OF SECURITIES

Votes on proposals regarding conversion of securities are determined on a CASE-BYCASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED BANKRUPTCY PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

     -   Dilution to existing shareholders' position

     -   Terms of the offer

     -   Financial issues

     -   Management's efforts to pursue other alternatives

     -   Control issues

     -   Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

FORMATION OF HOLDING COMPANY

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

     -   The reasons for the change

     -   Any financial or tax benefits

     -   Regulatory benefits

     -   Increases in capital structure

     -   Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

     - Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model

     -   Adverse changes in shareholder rights

GOING PRIVATE TRANSACTIONS (LBOS AND MINORITY SQUEEZEOUTS)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

JOINT VENTURES

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

MERGERS AND ACQUISITIONS/ ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITION

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

     - Prospects of the combined company, anticipated financial and operating benefits

     -   Offer price

     -   Fairness opinion

     -   How the deal was negotiated

     -   Changes in corporate governance

     -   Change in the capital structure

     -   Conflicts of interest.

PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES

Votes on proposals regarding private placements should be determined on a CASE-BYCASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest.

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

     -   Tax and regulatory advantages

     -   Planned use of the sale proceeds

     -   Valuation of spinoff

     -   Fairness opinion

     -   Benefits to the parent company

     -   Conflicts of interest

     -   Managerial incentives

     -   Corporate governance changes

     -   Changes in the capital structure.

VALUE MAXIMIZATION PROPOSALS

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6.       STATE OF INCORPORATION

CONTROL SHARE ACQUISITION PROVISIONS

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

CONTROL SHARE CASHOUT PROVISIONS

Vote FOR proposals to opt out of control share cashout statutes.

DISGORGEMENT PROVISIONS

Vote FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZEOUT PROVISIONS

Vote FOR proposals to opt out of state freezeout provisions.

GREENMAIL

Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

STAKEHOLDER PROVISIONS

Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

STATE ANTITAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

7.       CAPITAL STRUCTURE

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Vote FOR management proposals to reduce the par value of common stock.

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

     - It is intended for financing purposes with minimal or no dilution to current shareholders

     - It is not designed to preserve the voting power of an insider or significant shareholder

ISSUE STOCK FOR USE WITH RIGHTS PLAN

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

PREFERRED STOCK

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

RECAPITALIZATION

Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

REVERSE STOCK SPLITS

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

SHARE REPURCHASE PROGRAMS

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8.       EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:

     - Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),

     -   Cash compensation, and

     -   Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

DIRECTOR COMPENSATION

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

STOCK PLANS IN LIEU OF CASH

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

DIRECTOR RETIREMENT PLANS

Vote AGAINST retirement plans for nonemployee directors.

Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     -   Historic trading patterns

     -   Rationale for the repricing

     -   Value-for-value exchange

     -   Option vesting

     -   Term of the option

     -   Exercise price

     -   Participation.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

     -   Purchase price is at least 85 percent of fair market value

     -   Offering period is 27 months or less, and

     -   Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the following apply:

     -   Purchase price is less than 85 percent of fair market value, or

     -   Offering period is greater than 27 months, or

     -   VPD is greater than ten percent

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate. Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BYCASE-basis using a proprietary, quantitative model developed by ISS.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(K) EMPLOYEE BENEFIT PLANS

Vote FOR proposals to implement a 401(k) savings plan for employees.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

OPTION EXPENSING

Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

PERFORMANCE-BASED STOCK OPTIONS

Vote CASE-BY-CASE on shareholder proposals advocating the use of performance based stock options (indexed, premium-priced, and performance-vested options), taking into account:

     -   Whether the proposal mandates that all awards be performance-based

     - Whether the proposal extends beyond executive awards to those of lower-ranking employees

     - Whether the company's stock-based compensation plans meet ISS's SVT criteria and do not violate our repricing guidelines

GOLDEN AND TIN PARACHUTES

Vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:

     - The parachute should be less attractive than an ongoing employment opportunity with the firm

     -   The triggering mechanism should be beyond the control of management

     - The amount should not exceed three times base salary plus guaranteed benefits

9.       SOCIAL AND ENVIRONMENTAL ISSUES

CONSUMER ISSUES AND PUBLIC SAFETY

ANIMAL RIGHTS

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

     - The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

     - The availability and feasibility of alternatives to animal testing to ensure product safety, and

     -   The degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:

     - The company has already published a set of animal welfare standards and monitors compliance

     - The company's standards are comparable to or better than those of peer firms, and

     - There are no serious controversies surrounding the company's treatment of animals

DRUG PRICING

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

     -   Whether the proposal focuses on a specific drug and region

     - Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness

     - The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending

     -   Whether the company already limits price increases of its products

     - Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries

     -   The extent that peer companies implement price restraints

GENETICALLY MODIFIED FOODS

Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

     -   The costs and feasibility of labeling and/or phasing out

     - The nature of the company's business and the proportion of it affected by the proposal

     - The proportion of company sales in markets requiring labeling or GMO-free products

     -   The extent that peer companies label or have eliminated GMOs

     - Competitive benefits, such as expected increases in consumer demand for the company's products

     - The risks of misleading consumers without federally mandated, standardized labeling

     -   Alternatives to labeling employed by the company.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

Vote AGAINST proposals to completely phase out GMOs from the company's products.

Such resolutions presuppose that there are proven health risks to GMOs--an issue better left to federal regulators--which outweigh the economic benefits derived from biotechnology.

Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:

     - The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

     -   The extent that peer companies have eliminated GMOs

     - The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products

     - Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs

     - The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company's strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

HANDGUNS

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

PREDATORY LENDING

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

     - Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

     - Whether the company has adequately disclosed the financial risks of its subprime business

     - Whether the company has been subject to violations of lending laws or serious lending controversies

     -   Peer companies' policies to prevent abusive lending practices.

TOBACCO

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

     -   Whether the company complies with all local ordinances and regulations

     - The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness

     -   The risk of any health-related liabilities.

Advertising to youth:

     - Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

     -   Whether the company has gone as far as peers in restricting advertising

     - Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

     -   Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:

     -   The percentage of the company's business affected

     - The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spinoff tobacco-related businesses:

     -   The percentage of the company's business affected

     -   The feasibility of a spinoff

     -   Potential future liabilities related to the company's tobacco business.

Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ENVIRONMENT AND ENERGY

ARCTIC NATIONAL WILDLIFE REFUGE

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

     -   Whether there are publicly available environmental impact reports;

     - Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and

     -   The current status of legislation regarding drilling in ANWR.

CERES PRINCIPLES

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

     - The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

     - The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

     - Environmentally conscious practices of peer companies, including endorsement of CERES

     -   Costs of membership and implementation.

ENVIRONMENTAL REPORTS

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING

Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:

     -   The company's level of disclosure lags that of its competitors, or

     - The company has a poor environmental track record, such as violations of federal and state regulations.

RECYCLING

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

     -   The nature of the company's business and the percentage affected

     -   The extent that peer companies are recycling

     -   The timetable prescribed by the proposal

     -   The costs and methods of implementation

     - Whether the company has a poor environmental track record, such as violations of federal and state regulations.

RENEWABLE ENERGY

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

     -   The nature of the company's business and the percentage affected

     - The extent that peer companies are switching from fossil fuels to cleaner sources

     -   The timetable and specific action prescribed by the proposal

     -   The costs of implementation

     -   The company's initiatives to address climate change

Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

GENERAL CORPORATE ISSUES

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

     -   The relevance of the issue to be linked to pay

     - The degree that social performance is already included in the company's pay structure and disclosed

     - The degree that social performance is used by peer companies in setting pay

     - Violations or complaints filed against the company relating to the particular social performance measure

     - Artificial limits sought by the proposal, such as freezing or capping executive pay

     -   Independence of the compensation committee

     -   Current company pay levels.

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

     - The company is in compliance with laws governing corporate political activities, and

     - The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company. Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

LABOR STANDARDS AND HUMAN RIGHTS

CHINA PRINCIPLES

Vote AGAINST proposals to implement the China Principles unless:

     - There are serious controversies surrounding the company's China operations, and

     - The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

     -   The nature and amount of company business in that country

     -   The company's workplace code of conduct

     -   Proprietary and confidential information involved

     -   Company compliance with U.S. regulations on investing in the country

     -   Level of peer company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

     - The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

     -   Agreements with foreign suppliers to meet certain workplace standards

     -   Whether company and vendor facilities are monitored and how


     -   Company participation in fair labor organizations

     -   Type of business

     -   Proportion of business conducted overseas

     -   Countries of operation with known human rights abuses

     - Whether the company has been recently involved in significant labor and human rights controversies or violations

     -   Peer company standards and practices

     -   Union presence in company's international factories

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

     - The company does not operate in countries with significant human rights violations

     -   The company has no recent human rights controversies or violations, or


     - The company already publicly discloses information on its vendor standards compliance.

MACBRIDE PRINCIPLES

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

     -   Company compliance with or violations of the Fair Employment Act of
         1989

     - Company antidiscrimination policies that already exceed the legal requirements

     -   The cost and feasibility of adopting all nine principles

     - The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

     -   The potential for charges of reverse discrimination

     - The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

     -   The level of the company's investment in Northern Ireland

     -   The number of company employees in Northern Ireland

     -   The degree that industry peers have adopted the MacBride Principles

     - Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

LANDMINES AND CLUSTER BOMBS

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

     -   Whether the company has in the past manufactured landmine components

     -   Whether the company's peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

     -   What weapons classifications the proponent views as cluster bombs

     - Whether the company currently or in the past has manufactured cluster bombs or their components

     -   The percentage of revenue derived from cluster bomb manufacture

     -   Whether the company's peers have renounced future production

NUCLEAR WEAPONS

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

SPACED-BASED WEAPONIZATION

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

     -   The information is already publicly available or

     -   The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally vote FOR reports on the company's efforts to diversify the board, unless:

     - The board composition is reasonably inclusive in relation to companies of similar size and business or

     - The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

     -   The degree of board diversity

     -   Comparison with peer companies

     -   Established process for improving board diversity

     -   Existence of independent nominating committee

     -   Use of outside search firm

     -   History of EEO violations.

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

     -   The company has well-documented equal opportunity programs

     - The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

     -   The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

     -   The composition of senior management and the board is fairly inclusive


     - The company has well-documented programs addressing diversity initiatives and leadership development

     - The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

     - The company has had no recent, significant EEO-related violations or litigation

SEXUAL ORIENTATION

Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:

     - Whether the company's EEO policy is already in compliance with federal, state and local laws

     - Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees

     -   The industry norm for including sexual orientation in EEO statements

     - Existing policies in place to prevent workplace discrimination based on sexual orientation

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

10.      MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote to elect directors on a CASE-BY-CASE basis, considering the following factors:

     -   Board structure

     -   Director independence and qualifications

     -   Attendance at board and committee meetings.

Votes should be withheld from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding

     - Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

     - Are interested directors and sit on the audit or nominating committee, or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

CONVERT CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     -   Past performance as a closed-end fund

     -   Market in which the fund invests

     -   Measures taken by the board to address the discount

     -   Past shareholder activism, board activity

     -   Votes on related proposals.

PROXY CONTESTS

Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

     -   Past performance relative to its peers

     -   Market in which fund invests

     -   Measures taken by the board to address the issues

     - Past shareholder activism, board activity, and votes on related proposals

     -   Strategy of the incumbents versus the dissidents

     -   Independence of directors

     -   Experience and skills of director candidates

     -   Governance profile of the company

     -   Evidence of management entrenchment

INVESTMENT ADVISORY AGREEMENTS

Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

     -   Proposed and current fee schedules

     -   Fund category/investment objective

     -   Performance benchmarks

     -   Share price performance compared to peers

     -   Resulting fees relative to peers

     -   Assignments (where the advisor undergoes a change of control).

APPROVE NEW CLASSES OR SERIES OF SHARES

Vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:

     -   Stated specific financing purpose

     -   Possible dilution for common shares

     -   Whether the shares can be used for antitakeover purposes.

1940 ACT POLICIES

Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:

     -   Potential competitiveness

     -   Regulatory developments

     -   Current and potential returns

     -   Current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

CHANGE FUNDAMENTAL RESTRICTION TO NONFUNDAMENTAL RESTRICTION

Proposals to change a fundamental restriction to a nonfundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:

     -   The fund's target investments

     -   The reasons given by the fund for the change

     -   The projected impact of the change on the portfolio.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME CHANGE PROPOSALS

Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors:

     -   Political/economic changes in the target market

     -   Consolidation in the target market

     -   Current asset composition

CHANGE IN FUND'S SUBCLASSIFICATION

Votes on changes in a fund's subclassification should be determined on a CASE-BY-CASE basis, considering the following factors:

     -   Potential competitiveness

     -   Current and potential returns

     -   Risk of concentration

     -   Consolidation in target industry

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -   Strategies employed to salvage the company

     -   The fund's past performance

     -   Terms of the liquidation.

CHANGES TO THE CHARTER DOCUMENT

Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:

     -   The degree of change implied by the proposal

     -   The efficiencies that could result

     -   The state of incorporation

     -   Regulatory standards and implications.

Vote AGAINST any of the following changes:

     - Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

     - Removal of shareholder approval requirement for amendments to the new declaration of trust

     - Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act

     - Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares

     - Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements

     - Removal of shareholder approval requirement to change the domicile of the fund

CHANGE THE FUND'S DOMICILE

Vote reincorporations on a CASE-BY-CASE basis, considering the following factors:

     -   Regulations of both states

     -   Required fundamental policies of both states

     -   Increased flexibility available.

AUTHORIZE THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER
APPROVAL

Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     -   Fees charged to comparably sized funds with similar objectives

     -   The proposed distributor's reputation and past performance

     -   The competitiveness of the fund in the industry

     -   Terms of the agreement.

MASTER-FEEDER STRUCTURE

Vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     -   Resulting fee structure

     -   Performance of both funds

     -   Continuity of management personnel

     -   Changes in corporate governance and their impact on shareholder rights.

SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

SHAREHOLDER PROPOSALS TO REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

SHAREHOLDER PROPOSALS TO TERMINATE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors:

     -   Performance of the fund's NAV

     -   The fund's history of shareholder relations

     -   The performance of other funds under the advisor's management.

                           THINKORSWIM ADVISORS, INC.
                                  PROXY POLICY

I.       INTRODUCTION

thinkorswim Advisors, Inc. ("Adviser") has adopted and implemented policies and procedures that it believes best serve the interests of its clients. These policies and procedures are designed to ensure that proxies are voted in the best interest of clients, in accordance with Adviser's fiduciary duties as an investment adviser and U.S. Securities and Exchange Commission ("SEC") Rule 206(4)-6 under the Investment Advisers Act of 1940. In addition to SEC requirements governing advisers, Adviser's proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2, 29 C.F.R. 2509.94-2 (July 29, 1994), which states that an investment adviser's primary responsibility as a fiduciary is to vote proxies in the best interest of its clients.

In those cases where Adviser has the authority to vote client proxies, Adviser's authority is established by its advisory contracts. Adviser's proxy voting guidelines have been tailored to reflect these specific contractual obligations.

As an investment adviser, Adviser is primarily concerned with maximizing the value of its clients' investment portfolios. Adviser normally votes in support of company management, but votes against proposals that Adviser believes would negatively impact the long-term value of it clients' shares of a company. In those instances in which Adviser has been given full discretion with regard to proxies, Adviser has voted and will continue to vote based on its principle of maximizing shareholder values, as described below.

II.      STATEMENT OF POLICIES AND PROCEDURES

         A.       CLIENT'S BEST INTERESTS

Adviser invests on behalf of its clients only for the purpose of maximizing our clients' long-term economic returns, and not for the purpose of influencing the management or affecting the control of companies. Moreover, Adviser believes that its role is not to use companies to achieve political and social goals but to maximize shareholder value. (The political process is the place for achieving political and social goals, and it encourages full participation in the political process.) Therefore, Adviser's primary responsibility in voting on matters presented to the shareholders of companies contained in its clients' portfolios is to protect and enhance the economic interests of Adviser's clients and therefore the economic interests of the companies in which Adviser's clients own shares.

Adviser's proxy voting procedures are designed and implemented in a way that Adviser believes is reasonably to ensure that proxy matters are conducted in the best interests of its clients.

         B.       CASE-BY-CASE BASIS

The guidelines are only guidelines and each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligation under our advisory agreements, and all other relevant facts and circumstances at the time of the vote.

         C.       LIMITATIONS

                  1.       NO RESPONSIBILITY

Certain agreements to which Adviser is a party state that Adviser will not take any action, or render any advice, with respect to the voting of portfolio securities. In those cases the relevant custodians are instruct to mail proxy materials directly to clients.

                  2.       LIMITED VALUE

Adviser may abstain from voting a client proxy if Adviser concludes that the effect on shareholders' economic interest or the value of the portfolio holding is insignificant. For example, Adviser will not vote proxies and will inform the client that it is not voting proxies where (1) the holdings of all Adviser clients in the aggregate are small, and the matter is not one covered by the guidelines set forth below; (2) the outcome of the vote is a foregone conclusion based on the commitments of other shareholders; or (3) the underlying shares are in the process of being sold and a vote would not effect the clients' long-term interests.

                  3.       UNJUSTIFIABLE COSTS

Generally, Adviser will abstain from voting client proxies with respect to non-U.S. securities because of the difficulty of making an informed decision with respect to such securities. However, after weighing the costs and benefits of voting proxy proposals relating to foreign securities, Adviser will make a decision with respect to whether voting a given proxy proposal is prudent and solely in the interests of the clients and their beneficiaries, if relevant. Adviser's decision will take into account the effect that the clients' votes, either by itself or together with other votes, is expected to have on the value of the clients' investment and whether this expected effect would outweigh the costs of voting.

         D.       ERISA ACCOUNTS

Adviser acknowledges that with respect to the voting of securities of accounts governed by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), Adviser has a duty of loyalty, prudence and compliance with the ERISA plan documents as well as a duty to avoid prohibited transactions. Adviser may deem it appropriate to engage in active monitoring and communications with an issuer with respect to its ERISA accounts where the account has either a long-term or relatively illiquid investment in the issuer.

         E.       CLIENT DIRECTION

Notwithstanding its proxy voting policy, Adviser will vote any client security as the client directs if Adviser receives such direction in writhing from the client in a timely fashion.

         F.       BASIS OF FORMULATION

Adviser generally begins its research with respect to the voting of proxies with respect to client securities by a review of the proxy statement and Adviser's general knowledge of the issuer that Adviser used to decide to invest in the issuer and/or to decide to retain such issuer in a client's portfolio. With respect to issues that a review of the proxy statement reveals will require additional information to make an informed decision, the Proxy Officer may consult business periodicals, other sources of investment information, outside consultants and/or outside proxy voting services.

III.     PROXY DECISION-MAKING PROCESS

All proxies are reviewed by Adviser's designated Proxy Officer. The Proxy Officer votes the proxies according to these guidelines and consults the Proxy Policy Committee regarding issues not clearly covered by these guidelines. The Proxy Policy Committee (consisting of the current Proxy Officer, Robert Stapleton, and at least one other of the Adviser's investment managers) reviews these guidelines and issues not clearly covered by these guidelines and decides on an appropriate policy.

The Proxy Officer is also responsible for insuring that proxies are voted in a timely manner.

IV.      PROXY VOTING POLICY REGARDING COMMON PROXY ISSUES

PLEASE NOTE: THE EXAMPLES BELOW ARE PROVIDED TO GIVE A GENERAL INDICATION AS TO HOW ADVISER WILL VOTE PROXIES ON CERTAIN ISSUES. THESE EXAMPLES DO NOT ADDRESS ALL POTENTIAL VOTING ISSUES OR THE INTRICACIES THAT MAY SURROUND INDIVIDUAL PROXY VOTES, AND FOR THAT REASON, ACTUAL PROXY VOTES MAY DIFFER FROM THE GUIDELINES PRESENTED HERE.

A.       ROUTINE BUSINESS

         1. APPROVAL OF AUDITORS (UNLESS A CHANGE IS NOT SATISFACTORILY EXPLAINED) AND COMPENSATION IN LINE WITH PREVAILING PRACTICE.

         2. CHANGE DATE AND PLACE OF ANNUAL MEETING (IF NOT ASSOCIATED WITH A TAKEOVER).

         3.   CHANGE IN COMPANY NAME.

Adviser considers the reputation, experience, and competence of a company's management and board of directors when it researches and evaluates the merits of investing in a particular security. In general, Adviser has confidence in the abilities and motives of the board of directors and management of the companies in which Adviser invests and typically will vote in accordance with them on the above issues.

B.       CAPITALIZATION/REORGANIZATION

         1.       ISSUANCE OF SECURITIES TO MEET ONGOING CORPORATE NEEDS.

         2.       APPROVE STOCK SPLIT.

         3.       SHARE REPURCHASE AUTHORIZATION.

Adviser considers the reputation, experience, and competence of a company's management and board of directors when it researches and evaluates the merits of investing in a particular security. In general, Adviser has confidence in the abilities and motives of the board of directors and management of the companies in which Adviser invests and typically will vote in accordance with them on the above issues.

         4.       ISSUANCE OF BLANK CHECK PREFERRED.

Adviser supports management's ability to raise capital to meet ongoing business needs. However, the ability to issue large blocks of securities for any purpose without shareholder approval can be detrimental to shareholder value. A company can issue and place large blocks of stock in "friendly" hands to thwart or deter an unwanted takeover. Adviser typically supports provisions where a company expressly states that the securities would not be used as a takeover defense or carry special voting rights.

         5.       REINCORPORATION.

Adviser generally supports management's decision to reincorporate in another state for reasons other than to prevent takeover attempts.

C.       MANAGEMENT COMPENSATION

         1. EXECUTIVE COMPENSATION, STOCK OPTION, AND SAVINGS PLANS THAT ARE GENERALLY IN LINE WITH PREVAILING PRACTICE.

Adviser typically supports measures which enable companies to attract and retain key employees and members of the board of directors. Adviser reviews each compensation plan to see if it is consistent with prevailing practice and does not overly dilute shareholder value. In particular, Adviser will generally vote against stock option plans that authorize (i) more than 10% of the company's stock to be received through the award of stock options, and (ii) the award of options if the exercise price is less than the share's fair market value and the options do not carry appropriate performance-based requirements. Adviser favors plans which reward long-term performance and align management and shareholders' interests.

         2.       GOLDEN PARACHUTES.

Provisions for "golden parachutes" are evaluated on a case-by-case basis. Adviser would generally support golden parachutes where it believes that they would enable the company to attract and retain key executives. However, Adviser would normally vote against golden parachutes where the payment is particularly onerous and, therefore, deters a takeover, and/or does not align management's interests with those of the shareholders.

D.       BOARD OF DIRECTORS RELATED

         1.       ELECTION OF DIRECTORS IN UNCONTESTED ELECTIONS.

         2. INDEMNIFICATION OF OFFICERS AND DIRECTORS IN LINE WITH PREVAILING PRACTICE.

Adviser considers the reputation, experience, and competence of a company's management and board of directors when it researches and evaluates the merits of investing in a particular security. In general, Adviser has confidence in the abilities and motives of the board of directors and management of the companies in which Adviser invests and typically will vote in accordance with them on the above issues.

         3.       BOARD OF DIRECTORS STRUCTURE.

There is no optimal size or composition of inside and outside directors that fits every company. Adviser considers the composition, reputation and experience of a company's board of directors in the process of reviewing the merits of investing in a particular company's shares. Adviser prefers that the number of directors be fixed and cannot be altered without shareholder approval, allowing management to increase or decrease the size of the board of directors can be used as an anti-takeover defense. Adviser also prefers that outside directors serve on key board committees.

         4.       DIRECTORS' TERM IN OFFICE/LENGTH OF SERVICE/MANDATORY
                  RETIREMENT AGE.

Adviser believes that any restrictions on a director's tenure such as a mandatory retirement age or length of service limits, could harm shareholder interests by forcing experienced and knowledgeable directors off the board of directors.

         5.       SHAREHOLDERS' ABILITY TO REMOVE AND APPROVE DIRECTORS.

Adviser believes that fair and democratic access to the board of directors is an important factor in increasing the accountability of the board of directors to shareholders. Thus, Adviser would support proposals whereby nominations of directors by a stockholder would be included in the proxy statement and ballot. Adviser would vote against proposals restricting the shareholders' ability to remove a director, as it could serve to entrench management. Adviser does not support proposals giving continuing directors the right to fill vacant board seats without shareholder approval.

         6.       CLASSIFIED BOARD OF DIRECTORS/ANNUAL ELECTION

Adviser does not support classified board of directors because this makes a change in board control more difficult to effect, and hence may reduce the accountability of the board of directors to shareholders.

         7.       CUMULATIVE VOTING

Adviser takes the position that significant minority shareholders should have the opportunity to be represented on the board of directors. Such representation is made possible by a policy supporting cumulative voting.

         8.       DIRECTORS REQUIRED TO OWN SPECIFIED AMOUNT OF COMPANY STOCK

Adviser typically does not support proposals requiring directors to own a specific amount of a company's shares, as it could prove onerous to qualified individuals who could otherwise contribute significantly to the company.

         9.       INCLUDE SHAREHOLDERS' NOMINATIONS OF DIRECTORS IN PROXY

Adviser supports including shareholders' nominations of directors in the proxy statement and ballot as it serves to increase the accountability of the board of directors to shareholders. Adviser believes that fair and democratic access to the board of directors is an important part of increasing accountability.

         10.      RETIREMENT BENEFITS FOR NON-EMPLOYEE DIRECTORS

Adviser typically does not support shareholder proposals which seek to eliminate retirement benefits for non-employee directors. Adviser believes such proposals could hinder companies from attracting and retaining qualified board members.

         11.      DIRECTOR COMPENSATION

Adviser typically does not support shareholder proposals which seek to pay directors partially or solely in stock. Adviser believes that the Compensation Committee or full board of directors is best qualified to design compensation packages which will attract, motivate and retain capable directors.

E.       ANTI-TAKEOVER/BUSINESS COMBINATIONS

Generally, Adviser does not support those provisions which Adviser believes negatively impact the value of the shares by deterring an unwanted tender or takeover offer. Toward that end, Adviser generally supports the right of shareholders to vote on issues pertaining to business combinations, restructurings, and changes in capitalization. Adviser does, however, support those policies that grant management time in which to respond to an unsolicited offer and which discourage two-tier offers.

         1.       OPT OUT OF STATE LAW BUSINESS COMBINATION PROVISIONS

Adviser generally supports shareholder proposals to "opt-out" of certain state laws designed to deter unwanted takeovers. The corporation can continue to receive the many benefits of incorporation in a particular state, while the "opt-out" removes anti-takeover provisions that may detract from shareholder value.

         2.       FAIR PRICE

While Adviser would support a Fair Price provision concerned only with preventing two-tier offers, many also give the board of director's sole discretion in determining the "fair price" of its securities. This determination can be overridden only by a supermajority vote of the shareholders. Adviser believes that this is in conflict with Adviser's policy to preserving shareholder value.

         3.       SUPERMAJORITY

Adviser does not support supermajority voting provisions. By vesting a minority with veto power over shareholder decisions, a supermajority provision could deter tender offers and hence adversely affect shareholder value.

         4.       SHAREHOLDER RIGHTS PROPOSALS/POISON PILLS

Generally, Adviser supports management's decision to implement shareholder's rights programs because they do not seem to deter or prevent takeovers, but instead provides the board of directors time to pursue alternatives often resulting in better value for shareholders.

         5.       GREENMAIL

Adviser does not support the payment of "greenmail", the situation in which a potential bidder is paid a premium as a condition of not pursuing a takeover of or restructuring of the company, since one shareholder profits at the expense of the others.

F.       SHAREHOLDERS RIGHTS

         1.       CONFIDENTIAL VOTING

Since there exists the possibility that certain shareholders may be subject to undue pressure to vote in favor of management, Adviser believes that the voting process is better served by confidentiality.

         2.       RIGHT TO CALL MEETINGS

Adviser generally opposes proposals seeking to limit the ability of shareholders to call special meetings and vote on issues outside of the company's annual meeting. Limiting the forum in which shareholders are able to vote on proposals could adversely affect shareholder value.

         3.       SHAREHOLDER ACTION BY WRITTEN CONSENT

Adviser supports the right of shareholders to take action by written consent because it facilitates broader corporate governance.

         4.       SUPERMAJORITY

Adviser does not support supermajority voting provisions with respect to corporate governance issues. By vesting a minority with veto power over shareholder decisions, a supermajority provision could deter tender offers and hence adversely affect shareholder value.

         5.       OMISSION OF "IRRELEVANT" PROXY ISSUES

Adviser has made it a policy not to get involved in determining what is appropriate for a company to include or exclude in its proxy statements, as there are very specific rules laid out by the SEC governing this issue. Adviser considers the proxy process to be a very important part of corporate governance, and would consider any effort to limit this shareholder forum as an effort to reduce the accountability of management. Adviser defers to the SEC rules on this matter.

G.       SOCIAL ISSUES

         1.       IRELAND/MACBRIDE PRINCIPLES

         2.       ANIMAL TESTING

         3.       NUCLEAR POWER/WASTE DISPOSAL

         4.       ENVIRONMENT/CERES PRINCIPLES

         5.       ISRAEL/PALESTINE

         6.       CHINA

         7.       SALE OF TOBACCO

         8.       SALES OF FIREARMS

         9.       MEXICO/MAQUILADORA

         10.      MYANMAR

         11.      DEBT TO CERTAIN NATIONS

         12.      REPRODUCTIVE RIGHTS

Adviser generally supports management's decisions regarding the company's day-to-day business operations. Adviser is focused on maximizing long-term shareholder value and will typically vote against shareholder proposals regarding social/human rights, economic, and health/environmental issues unless there is a demonstrable economic impact on the corporation. However, certain clients may have an overriding view on various social issues. Such clients may advise Adviser that they desire that their shares be voted in a specified manner on social issues. Adviser will vote such clients' shares as the client directs.

V.       CONFLICTS OF INTEREST

Adviser is sensitive to conflicts of interest that may arise in the proxy decision-making process. For example, conflicts of interest may arise when: (i) proxy votes regarding non-routing matters are solicited by an issuer who has an account relationship with Adviser, or one of the executives of such issuer has an account relationship with Adviser; (ii) a proponent of a proxy proposal has a business relationship with Adviser (e.g., an employee group for which Adviser manages money); (iii) Adviser has business relationships with participants in proxy contests, corporate directors or director candidates; or (iv) a Adviser employee has a personal interest in the outcome of a particular matter before shareholders (e.g., an Adviser executive has a relative who serves as a director of a company). Adviser is committed to resolving all such and similar conflicts in its clients' collective best interest, Adviser has developed this Proxy Voting Policy to serve the collective best interests of its clients, and accordingly, will generally vote pursuant to this Proxy Voting Policy when conflicts of interest arise.

When there are proxy voting proposals that give rise to conflicts of interest and that are not addressed by this Proxy Voting Policy, the Proxy Policy Committee without the person or persons who have a conflict of interest will make the determination on how the shares owned by Adviser clients are to be voted on such matters. If the conflict is with the interests of Adviser as a firm, Adviser may consult with an independent consultant or outside counsel to resolve material conflicts of interest. Possible resolutions of such conflicts may include: (i) voting in accordance with the guidance of an independent consultant or outside counsel; (ii) voting in proportion to other shareholders; or (iii) voting in other ways that are consistent with Adviser's obligation to vote in its clients' collective best interest.

When a conflict exists, the Proxy Officer shall be responsible for documenting the rational and procedures by which a proxy was voted.

VI.      HOW TO OBTAIN THE ADVISER PROXY VOTING RECORD

Information regarding how Adviser voted proxies on or after August 6, 2003 with respect to portfolio securities of accounts managed by Adviser and for which Adviser has proxy voting responsibility or for the requesting client's account, if Adviser has proxy voting responsibility with respect to such client's portfolio securities, may be obtained by contacting the Proxy Officer at (248) 647-1780.

                                                                   July 22, 2003

                            VEREDUS ASSET MANAGEMENT
                      PROXY VOTING POLICIES AND PROCEDURES
                               AS OF MAY 29, 2003

I.       POLICY

         Proxy voting is an important right of shareholders and reasonable care and diligence must be taken to ensure that such rights are properly and timely exercised. When Veredus Asset Management (VAM) has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II.      VOTING GUIDELINES

         In the absence of specific voting guidelines from the client, VAM will vote proxies in the best interests of the clients.

         The key objectives of the following policies and procedures recognize that a company's management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company's board of directors. While "ordinary business matters" are primarily the responsibility of management and should be approved solely by the corporation's board of directors, these objectives also recognize that the company's shareholders must have final say over how management and directors are performing, and how shareholders' rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.

III.     PROXY VOTING PROCEDURES

         In an effort to assist VAM in gathering information and voting, VAM has outsourced proxy voting to Institutional Shareholder Services (ISS), a leading provider of proxy voting and corporate governance services. All proxy ballots are sent directly to ISS from the custodian banks. ISS researches the proxy issues and provides a voting recommendation based upon their proxy-voting manual utilized consistently among all clients (a summary of the ISS proxy voting manual may be obtained upon request). VAM accesses this information via the Internet and determines if we agree with the recommendations made by ISS. VAM maintains the right to determine the final vote made. If ISS recommends voting against management, special attention is given to the issue to determine if VAM agrees with the recommendation. VAM will research the issue and discuss it with the portfolio managers and if it is determined that a vote with management is in the best interest of the client, we will change the vote by logging onto the ISS Proxymaster website where a manual vote change can be made.

IV.      CONFLICTS OF INTEREST

              (1) The Proxy Administrator will identify any conflicts that exist between the interests of VAM and its clients. This examination will include a review of the relationship of VAM and its affiliates with the issuer of each security (and any of the issuer's affiliates) to determine if the issuer is a client of VAM or an affiliate of VAM or has some other relationship with VAM or a client of VAM.

              (2) If a material conflict exists, VAM will determine whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. VAM will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when VAM determines it has a material conflict that affects its best judgment as an ERISA fiduciary, VAM will give the ERISA client the opportunity to vote the proxies themselves, or special ERISA proxy voting procedures must provide for a pre-determined voting policy that eliminates the discretion of VAM when voting proxies if such a conflict exists.

V.       DISCLOSURE

              (1) VAM will disclose in its Form ADV Part II that clients may contact the Proxy Administrator, Amy Benningfield, via e-mail, abenningfield@veredus.com or telephone (502) 214-5281 in order to obtain information on how VAM voted such client's proxies, and to request a copy of these policies and procedures. If a client requests this information, the Proxy Administrator will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon and (3) how VAM voted the client's proxy.

              (2) A concise summary of these Proxy Voting Policies and
                  Procedures will be included in VAM's Form ADV Part II, and will be updated whenever these policies and procedures are updated. The Proxy Administrator will arrange for a copy of this summary to be sent to all existing clients either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI.      RECORDKEEPING

         The Proxy Administrator will maintain files relating to VAM's proxy voting procedures in VAM's office. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of VAM. Records of the following will be included in the files:

              (1) Copies of these proxy voting policies and procedures, and any amendments thereto.

              (2) A copy of any document VAM created that was material to making a decision how to vote proxies, or that memorializes that decision.

              (3) A copy of each written client request for information on how
                  VAM voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how VAM voted its proxies.

         As VAM has access to proxy statements and records of each vote cast via the ISS Proxymaster website on the internet, we will not maintain paper copies within our office.

                                                                    ATTACHMENT A

(a)      CORPORATE GOVERNANCE PROVISIONS

Under state law, the board of directors has the power to adopt a number of significant corporate governance items without shareholder approval, including poison pills, golden parachutes, and employee stock ownership plans. The board also has authority to decide the fate of the corporation in many takeover situations. And while shareholder approval is required before certain charter amendments may be adopted, the board authorizes and recommends these amendments, which, given the nature of the proxy system, is tantamount to adoption. Directors must be held accountable for all of these decisions.

It is therefore important for shareholders to assess the degree to which directors have included or excluded company owners in the governance process, specifically in terms of adopting charter and bylaw amendments that contribute to either an open or closed corporate governance structure. The following situations indicate a lack of responsiveness to shareholders and may warrant withholding votes from directors:

     - Directors who have enacted or renewed a "dead hand" or modified "dead hand" poison pill provision without shareholder approval. A "dead hand" poison pill is particularly egregious because it prohibits any directors other than continuing directors from removing the pill, thus disenfranchising future directors.

     - Directors who have ignored shareholder proposals that earned the majority of the votes cast for two consecutive years or the majority of shares outstanding in one year

     - Directors who have failed to act on takeover offers where the majority of shareholders have tender their shares

     -   Other egregious corporate governance provisions

(b)      COMPENSATION/STOCK OPTION PLAN

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:

     - Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),

     -   Cash compensation, and

     -   Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis. Vote FOR employee stock purchase plans where all of the following apply:

     -   Purchase price is at least 85 percent of fair market value

     -   Offering period is 27 months or less, and

     -   Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the following apply:

     -   Purchase price is less than 85 percent of fair market value, or

     -   Offering period is greater than 27 months, or

     -   VPD is greater than ten percent

(c)      SOCIAL MATTERS

ANIMAL RIGHTS

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

     - The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

     - The availability and feasibility of alternatives to animal testing to ensure product safety, and

     -   The degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:

     - The company has already published a set of animal welfare standards and monitors compliance

     - The company's standards are comparable to or better than those of peer firms, and

     - There are no serious controversies surrounding the company's treatment of animals

DRUG PRICING

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

     -   Whether the proposal focuses on a specific drug and region

     - Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness

     - The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending

     -   Whether the company already limits price increases of its products

     - Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries

     -   The extent that peer companies implement price restraints

GENETICALLY MODIFIED FOODS

Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

     -   The costs and feasibility of labeling and/or phasing out

     - The nature of the company's business and the proportion of it affected by the proposal

     - The proportion of company sales in markets requiring labeling or GMO-free products

     -   The extent that peer companies label or have eliminated GMOs

     - Competitive benefits, such as expected increases in consumer demand for the company's products

     - The risks of misleading consumers without federally mandated, standardized labeling

     -   Alternatives to labeling employed by the company.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

Vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs--an issue better left to federal regulators--which outweigh the economic benefits derived from biotechnology.

Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:

     - The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

     -   The extent that peer companies have eliminated GMOs

     - The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products

     - Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs

     - The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company's strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

HANDGUNS

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

PREDATORY LENDING

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

     - Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

     - Whether the company has adequately disclosed the financial risks of its subprime business

     - Whether the company has been subject to violations of lending laws or serious lending controversies

     -   Peer companies' policies to prevent abusive lending practices.

TOBACCO

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

     -   Whether the company complies with all local ordinances and regulations

     - The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness

     -   The risk of any health-related liabilities.

Advertising to youth:

     - Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

     -   Whether the company has gone as far as peers in restricting advertising

     - Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

     -   Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:

     -   The percentage of the company's business affected

     - The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spinoff tobacco-related businesses:

     -   The percentage of the company's business affected

     -   The feasibility of a spinoff

     -   Potential future liabilities related to the company's tobacco business.

Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ENVIRONMENT AND ENERGY

ARCTIC NATIONAL WILDLIFE REFUGE

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

     -   Whether there are publicly available environmental impact reports;

     - Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and

     -   The current status of legislation regarding drilling in ANWR.

CERES PRINCIPLES

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

     - The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

     - The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

     - Environmentally conscious practices of peer companies, including endorsement of CERES

     -   Costs of membership and implementation.

ENVIRONMENTAL REPORTS

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING

Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:

     -   The company's level of disclosure lags that of its competitors, or

     - The company has a poor environmental track record, such as violations of federal and state regulations.

RECYCLING

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

     -   The nature of the company's business and the percentage affected

     -   The extent that peer companies are recycling

     -   The timetable prescribed by the proposal

     -   The costs and methods of implementation

     - Whether the company has a poor environmental track record, such as violations of federal and state regulations.

RENEWABLE ENERGY

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

     -   The nature of the company's business and the percentage affected

     - The extent that peer companies are switching from fossil fuels to cleaner sources

     -   The timetable and specific action prescribed by the proposal

     -   The costs of implementation

     -   The company's initiatives to address climate change

Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

GENERAL CORPORATE ISSUES

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

     -   The relevance of the issue to be linked to pay

     - The degree that social performance is already included in the company's pay structure and disclosed

     - The degree that social performance is used by peer companies in setting pay

     - Violations or complaints filed against the company relating to the particular social performance measure

     - Artificial limits sought by the proposal, such as freezing or capping executive pay

     -   Independence of the compensation committee

     -   Current company pay levels.

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

     - The company is in compliance with laws governing corporate political activities, and

     - The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions.

Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

LABOR STANDARDS AND HUMAN RIGHTS

CHINA PRINCIPLES

Vote AGAINST proposals to implement the China Principles unless:

     - There are serious controversies surrounding the company's China operations, and

     - The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

     -   The nature and amount of company business in that country

     -   The company's workplace code of conduct

     -   Proprietary and confidential information involved

     -   Company compliance with U.S. regulations on investing in the country

     -   Level of peer company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

     - The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

     -   Agreements with foreign suppliers to meet certain workplace standards

     -   Whether company and vendor facilities are monitored and how

     -   Company participation in fair labor organizations

     -   Type of business

     -   Proportion of business conducted overseas

     -   Countries of operation with known human rights abuses

     - Whether the company has been recently involved in significant labor and human rights controversies or violations

     -   Peer company standards and practices

     -   Union presence in company's international factories

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

     - The company does not operate in countries with significant human rights violations

     -   The company has no recent human rights controversies or violations, or

     - The company already publicly discloses information on its vendor standards compliance.

MACBRIDE PRINCIPLES

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

     -   Company compliance with or violations of the Fair Employment Act of
         1989

     - Company antidiscrimination policies that already exceed the legal requirements

     -   The cost and feasibility of adopting all nine principles

     - The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

     -   The potential for charges of reverse discrimination

     - The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

     -   The level of the company's investment in Northern Ireland

     -   The number of company employees in Northern Ireland

     -   The degree that industry peers have adopted the MacBride Principles

     - Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

LANDMINES AND CLUSTER BOMB

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

     -   Whether the company has in the past manufactured landmine components

     -   Whether the company's peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

     -   What weapons classifications the proponent views as cluster bombs

     - Whether the company currently or in the past has manufactured cluster bombs or their components

     -   The percentage of revenue derived from cluster bomb manufacture

     -   Whether the company's peers have renounced future production

NUCLEAR WEAPONS

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

SPACED-BASED WEAPONIZATION

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

     -   The information is already publicly available or

     -   The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally vote FOR reports on the company's efforts to diversify the board, unless:

     - The board composition is reasonably inclusive in relation to companies of similar size and business or

     - The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

     -   The degree of board diversity

     -   Comparison with peer companies

     -   Established process for improving board diversity

     -   Existence of independent nominating committee

     -   Use of outside search firm

     -   History of EEO violations.

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

     -   The company has well-documented equal opportunity programs

     - The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

     -   The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

     -   The composition of senior management and the board is fairly inclusive

     - The company has well-documented programs addressing diversity initiatives and leadership development

     - The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

     - The company has had no recent, significant EEO-related violations or litigation

SEXUAL ORIENTATION

Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:

     - Whether the company's EEO policy is already in compliance with federal, state and local laws

     - Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees

     -   The industry norm for including sexual orientation in EEO statements

     - Existing policies in place to prevent workplace discrimination based on sexual orientation

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

(d)      APPROVAL OF ADVISORY CONTRACTS

Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

     -   Proposed and current fee schedules

     -   Fund category/investment objective

     -   Performance benchmarks

     -   Share price performance compared to peers

     -   Resulting fees relative to peers

     -   Assignments (where the advisor undergoes a change of control).

(e)      APPROVAL OF 12B-1 PLANS

Votes on approval of 12b-1 plans should be determined on a CASE-BY-CASE basis, considering the following factors:

     -   Past performance relative to its peers

     -   Market in which fund invests

     -   Measures taken by the board to address the issues

     - Past shareholder activism, board activity, and votes on related proposals

(f)      REORGANIZATIONS/MERGERS

APPRAISAL RIGHTS

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

ASSET PURCHASES

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

     -   Purchase price

     -   Fairness opinion

     -   Financial and strategic benefits

     -   How the deal was negotiated

     -   Conflicts of interest

     -   Other alternatives for the business

     -   Noncompletion risk.

ASSET SALES

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

     -   Impact on the balance sheet/working capital

     - Potential elimination of diseconomies o Anticipated financial and operating benefits

     -   Anticipated use of funds

     -   Value received for the asset

     -   Fairness opinion

     -   How the deal was negotiated

     -   Conflicts of interest.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

CONVERSION OF SECURITIES

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED BANKRUPTCY PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

     -   Dilution to existing shareholders' position

     -   Terms of the offer

     -   Financial issues

     -   Management's efforts to pursue other alternatives

     -   Control issues

     -   Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

FORMATION OF HOLDING COMPANY

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

     -   The reasons for the change

     -   Any financial or tax benefits

     -   Regulatory benefits

     -   Increases in capital structure

     -   Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

     - Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model

     -   Adverse changes in shareholder rights

GOING PRIVATE TRANSACTIONS (LBOS AND MINORITY SQUEEZEOUTS)

Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

JOINT VENTURES

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

MERGERS AND ACQUISITIONS/ ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITION

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

     - Prospects of the combined company, anticipated financial and operating benefits

     -   Offer price

     -   Fairness opinion

     -   How the deal was negotiated

     -   Changes in corporate governance

     -   Change in the capital structure

     -   Conflicts of interest.

PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES

Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest.

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

     -   Tax and regulatory advantages

     -   Planned use of the sale proceeds

     -   Valuation of spinoff

     -   Fairness opinion

     -   Benefits to the parent company

     -   Conflicts of interest

     -   Managerial incentives

     -   Corporate governance changes

     -   Changes in the capital structure.

VALUE MAXIMIZATION PROPOSALS

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

                            PART C: OTHER INFORMATION

ITEM 23.   EXHIBITS.

(a)(1) Trust Instrument dated September 10, 1993 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed on April 16, 1996.

    (2) State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

    (3) State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001 is incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.


(b)(1) By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registration Statement filed on February 22, 1996.



   (2)   Amendment to By-Laws dated March 18, 1999 is filed herein as Exhibit
         (b)(2).



   (3)   Amendment to By-Laws dated December 18, 2003 is filed herein as Exhibit
         (b)(3).


(c)      Not applicable.

(d)(1) Investment Advisory Agreements for Alleghany/Montag & Caldwell Balanced, Alleghany/Montag & Caldwell Growth, Alleghany/TAMRO Large Cap Value, Alleghany/Veredus Aggressive Growth, Alleghany/TAMRO Small Cap and Alleghany/Veredus SciTech Funds, dated February 1, 2001, are incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 30 to the Registration Statement filed on June 1, 2001.

   (2) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Growth & Income Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (3) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Talon Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.


   (4) Amendment No. 1 to Investment Advisory Agreement by and between ABN AMRO Funds on behalf of ABN AMRO Mid Cap Fund and ABN AMRO Asset Management, Inc. is filed herein as Exhibit (d)(4).



   (5) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Balanced Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.



   (6) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Bond Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.



   (7) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Municipal Bond Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.



   (8) Investment Advisory Agreement dated May 11, 2001 by and between Alleghany Funds (currently known as ABN AMRO Funds) on behalf of Alleghany/Chicago Trust Money Market Fund and Chicago Capital Management, Inc. is incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (9) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Value Fund is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment
         No. 36 to the Registration Statement filed on December 28, 2001.



   (10) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Growth Fund is incorporated herein by reference to Exhibit (d)(10) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.



   (11) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Small Cap Fund is incorporated herein by reference to Exhibit (d)(11) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.



   (12) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO International Equity Fund is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.



   (13) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Real Estate Fund is incorporated herein by reference to Exhibit (d)(16) of Post-Effective Amendment No. 36 to the Registration Statement filed on
         December 28, 2001.



   (14) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Treasury Money Market Fund is incorporated herein by reference to Exhibit (d)(17) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.



   (15) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Government Money Market Fund is incorporated herein by reference to Exhibit (d)(18) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.



   (16) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Money Market Fund is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.



   (17) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Tax-Exempt Money Market Fund is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.



   (18) Investment Advisory Agreement dated September 27, 2001 between ABN AMRO Asset Management (USA) LLC and ABN AMRO Institutional Prime Money Market Fund is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (19) Investment Advisory Agreement for ABN AMRO/Veredus Select Growth Fund dated December 31, 2001 is incorporated by reference to Exhibit d(18) of Post-Effective Amendment No. 42 to the Registration Statement filed on June 17, 2002.



   (20) Investment Advisory Agreement for ABN AMRO Select Small Cap Fund between ABN AMRO Asset Management (USA) LLC and ABN AMRO Funds is incorporated herein by reference to Exhibit (d)(19) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.



   (21) Investment Advisory Agreement for ABN AMRO Equity Plus Fund is incorporated herein by reference to Exhibit (d)(20) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.



   (22) Investment Advisory Agreement for ABN AMRO Investment Grade Bond Fund is incorporated herein by reference to Exhibit (d)(21) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.



   (23) Form of Amendment No. 1 to Investment Advisory Agreement for ABN AMRO Investment Grade Bond Fund is filed herein as Exhibit (d)(23).




   (24) Investment Advisory Agreement for ABN AMRO Global Emerging Markets Fund is incorporated herein by reference to Exhibit (d)(22) of Post-Effective Amendment No. 50 to the Registration Statement filed on December 30, 2003.



   (25) Investment Advisory Agreement for ABN AMRO High Yield Bond Fund is incorporated herein by reference to Exhibit (d)(23) of Post-Effective Amendment No. 50 to the Registration Statement filed on December 30, 2003.



   (26) Sub-Investment Advisory Agreement for ABN AMRO/Chicago Trust Talon Fund between Chicago Capital Management, Inc. and Talon Asset Management, Inc. dated May 11, 2001 is incorporated herein by reference to Exhibit
         (d)(23) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.



   (27) Amended Schedule A Summary to the Sub-Investment Advisory Agreement between Chicago Capital Management, Inc. and Talon Asset Management, Inc., effective February 17, 2003, on behalf of ABN AMRO Talon Mid Cap Fund (formerly known as ABN AMRO/Chicago Trust Talon Fund) is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 50 to the Registration Statement filed on December 30, 2003.



   (28) Sub-Investment Advisory Agreement for ABN AMRO Value Fund between ABN AMRO Asset Management (USA) LLC and MFS Institutional Advisors, Inc. is incorporated herein by reference to Exhibit (d)(25) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.



   (29) Sub-Investment Advisory Agreement for ABN AMRO Select Small Cap Fund between ABN AMRO Asset Management (USA) LLC and thinkorswim Advisors, Inc. is incorporated herein by reference to Exhibit (d)(26) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.



   (30) Sub-Investment Advisory Agreement for ABN AMRO Equity Plus Fund between ABN AMRO Asset Management (USA) LLC and thinkorswim Advisors, Inc. is incorporated herein by reference to Exhibit (d)(27) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.



   (31) Interim Sub-Investment Advisory Agreement between ABN AMRO Asset Management, Inc. and Optimum Investment Advisors LP, effective September 30, 2003, on behalf of ABN AMRO Mid Cap Fund is incorporated herein by reference to Exhibit (d)(29) of Post-Effective Amendment No. 50 to the Registration Statement filed on December 30, 2003.



   (32) Sub-Investment Advisory Agreement between ABN AMRO Asset Management, Inc. and Optimum Investment Advisors LP, on behalf of ABN AMRO Mid Cap Fund is filed herein as Exhibit (d)(32).


(e)(1) Distribution Agreement between ABN AMRO Funds and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit
         (e)(1) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (2) Amended Schedule A to the Distribution Agreement between ABN AMRO Funds and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (3) Amendment No. 1 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(3) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (4) Amendment No. 2 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (5) Amendment No. 3 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (6) Form of Revised Schedule A to the Distribution Services Agreement is filed herein as Exhibit (e)(6).

   (7) Form of Selling/Services Agreement for ABN AMRO Funds is incorporated herein by reference to Exhibit (e)(6) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

(f)      Not applicable.


(g)(1) Custodian Services Agreement dated May 5, 2003 by and between PFPC Trust Company and ABN AMRO Funds is incorporated by reference to Exhibit (g)(9) of Post-Effective Amendment No. 49 as filed on June 30, 2003.

(h)(1) Transfer Agency Services Agreement between Alleghany Funds and PFPC, Inc., dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (2) Amendment No. 1 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (3) Amendment No. 2 to the Transfer Agency Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.


   (4) Amendment No. 3 to the Transfer Agency Services Agreement is filed herein as Exhibit (h)(4).



   (5) Amendment No. 4 to the Transfer Agency Services Agreement is filed herein as Exhibit (h)(5).



   (6) Amendment No. 5 to the Transfer Agency Services Agreement is filed herein as Exhibit (h)(6).



   (7) Amendment No. 6 to the Transfer Agency Services Agreement is filed herein as Exhibit (h)(7).


   (8) Form of Revised Schedule A to the Transfer Agency Services Agreement is filed herein as Exhibit (h)(8).

   (9) Form of Anti-Money Laundering and Privacy Amendment to the Transfer Agency Services Agreement is filed herein as Exhibit (h)(9).

   (10) Form of Customer Identification Services Amendment to Transfer Agency Services Agreement is filed herein as Exhibit (h)(10).

   (11) Administration Agreement between Alleghany Funds and Alleghany Investment Services, Inc. dated June 7, 1999, is incorporated herein by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the Registration Statement as filed on June 28, 1999.

   (12) Amendment No. 1 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

   (13) Amendment No. 2 to the Administration is incorporated herein by reference to Exhibit (h) of Post Effective amendment No. 24 to the Registration Statement as filed on December 29, 2000.

   (14) Amendment No. 3 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (15) Amendment No. 4 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (16) Amendment No. 5 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(13) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (17) Amendment No. 6 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(14) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

   (18) Amendment No. 7 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(15) of Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.


   (19) Amendment No. 8 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(19) of Post-Effective Amendment No. 50 to the Registration Statement filed on December 30, 2003.



   (20) Amendment No. 9 to the Administration Agreement is filed herein as Exhibit (h)(20).



   (21) Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc., dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.



   (22) Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.



   (23) Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.



   (24) Form of Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is filed herein as Exhibit (h)(23).



   (25) Form of Amendment No. 4 to the Sub-Administration and Accounting Services Agreement is filed herein as Exhibit (h)(24).



   (26) Form of Amendment No. 5 to the Sub-Administration and Accounting Services Agreement is filed herein as Exhibit (h)(25).



   (27) Form of Amendment No. 6 to the Sub-Administration and Accounting Services Agreement is filed herein as Exhibit (h)(26).



   (28) Form of Revised Schedule A to the Sub-Administration and Accounting Services Agreement is filed herein as Exhibit (h)(27).



   (29) Form of Amendment to Sub-Administration and Accounting Services Agreement is filed herein as Exhibit (h)(29).



(i)      Opinion of Vedder, Price, Kaufman & Kammholz is filed herein as Exhibit
         (i).



(j)      Consent of Ernst & Young LLP is filed herein as Exhibit (j).


(k)      Not applicable.

(l)      Not applicable.

(m)(1) Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (2) Amended Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (3) Distribution and Services Plan dated June 21, 2001, and amended December 20, 2001 and March 21, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

   (4) Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 dated June 21, 2001, as amended December 20, 2001, March 21, 2002, December 19, 2002 and February 17, 2003 is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 48 to the Registration Statement filed on April 11, 2003.

   (5) Distribution and Services Plan dated June 20, 2002, pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

   (6)   Amended and Restated Distribution and Services Plan pursuant to
         Rule 12b-1 is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (7) Shareholder Servicing Agent Agreement for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (8) Shareholder Service Plan for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (9) Amended and Restated Shareholder Service Plan ABN AMRO Funds Class S, Class C and Class YS Shares is incorporated by reference to Exhibit
         (m)(8) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

  (10) Shareholder Servicing Agent Agreement ABN AMRO Funds Class S, Class C and Class YS Shares is incorporated by reference to Exhibit (m)(9) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

  (11) Amended and Restated Distribution and Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(10) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.

(n)(1) 18f-3 plan is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

   (2) Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(2) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (3) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(3) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

   (4) Amended Multiple Class Plan Pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(4) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

   (5) Amended Multiple Class Plan pursuant to Rule 18f-3 is incorporated by reference to Exhibit (n)(5) of Post-Effective Amendment No. 45 to the Registration Statement filed on October 28, 2002.

   (6) Amended Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(6) of Post-Effective Amendment No. 48 to the Registration Statement filed on April 11, 2003.


(o)(1) Power of Attorney dated December 18, 2003 is filed herein as Exhibit (o)(1).




(p)(1) Code of Ethics of Veredus Asset Management LLC is incorporated by reference to Exhibit (p) to the Registration Statement as filed on April 17, 2000.


   (2) Amended Code of Ethics of ABN AMRO Funds is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 49 as filed on June 30, 2003.


   (3) Codes of Ethics of ABN AMRO Asset Management (USA) LLC, TAMRO Capital Partners LLC, Chicago Capital Management, Inc., The Chicago Trust Company and ABN AMRO Investment Fund Services, Inc. are incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.



   (4) Codes of Ethics of ABN AMRO Global Asset Management Directorate, ABN AMRO Global Asset Management Directorate - Netherlands and ABN AMRO Asset Management S.A. (Brazil) are incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001


   (5) Code of Ethics of Massachusetts Financial Services Company is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

   (6) Code of Ethics and Standards of Practice of Montag & Caldwell, Inc. is incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 43 to the Registration Statement filed on July 3, 2002.

   (7) Code of Ethics of Talon Asset Management Inc. is incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 44 to the Registration Statement filed on September 16, 2002.


   (8) Amended Code of Ethics of thinkorswim Advisors, Inc. incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment No. 50 to the Registration Statement filed on December 30, 2003.


   (9) Amended Code of Ethics of ABN AMRO Asset Management (The Netherlands) is incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment No. 48 to the Registration Statement filed on April 11, 2003.


   (10) Code of Ethics of Optimum Investment Advisors LP is incorporated herein by reference to Exhibit (p)(10) of Post-Effective Amendment No. 50 to the Registration Statement filed on December 30, 2003.


ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

           None.

ITEM 25.   INDEMNIFICATION.

           Section 10.2 of the Registrant's Trust Instrument provides as follows:

           10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

           The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this
           Section 10.2.

           Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

           Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

           10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF ADVISERS AND SUB-ADVISERS.

A.  ABN AMRO Asset Management, INC.

           ABN AMRO Asset Management, Inc. ("AAAM, Inc.") is a member of the ABN AMRO group of companies and is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of AAAM, Inc. are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of AAAM, Inc. during the past two years is incorporated by reference to Form ADV filed by AAAM, Inc. pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-57498).

ABN AMRO ASSET MANAGEMENT, INC.

NAME AND POSITION           NAME OF                                                        CONNECTION WITH
WITH INVESTMENT ADVISER     OTHER COMPANY                                                  OTHER COMPANY
-----------------------     -------------                                                  -------------
Robert Antognoli            ABN AMRO Trust Services Company                                Vice President
Managing Director           ABN AMRO Asset Management (USA) LLC                            Managing Director
                            LaSalle Bank N.A.                                              Senior Vice President

Stuart D. Bilton            ABN AMRO Bank N.V.                                             Managing Director
Director                    ABN AMRO Asset Management Holdings, Inc.                       Chairman
                            ABN AMRO Trust Services Company                                Director
                            ABN AMRO Asset Management (USA) LLC                            Manager of the Board of Managers
                            ABN AMRO Investment Fund Services, Inc.                        Director
                            TAMRO Capital Partners LLC                                     Manager of the Board of Managers
                            Veredus Asset Management LLC                                   Manager of the Board of Managers
                            Baldwin and Lyons, Inc.                                        Director
                            UICI, Inc.                                                     Director

Heather Birmingham          ABN AMRO Asset Management (USA) LLC                            Asst. Vice President, Compliance
Asst. Vice President,                                                                      Officer
Compliance Officer

Russell Campbell            ABN AMRO Asset Management (USA) LLC                            President and CEO
President and CEO           ABN AMRO Asset Management Holdings, Inc.                       President and CEO
                            ABN AMRO Trust Services Company                                President and CEO

Constance Christian         ABN AMRO Asset Management (USA) LLC                            Assistant Vice President
Assistant Vice President

Dawn Daggy-Mangerson        ABN AMRO Trust Services Company                                Managing Director
Managing Director           ABN AMRO Asset Management (USA) LLC                            Managing Director
                            LaSalle Bank N.A.                                              Senior Vice President
                            ABN AMRO Distribution Services (USA) Inc.

Gerald F. Dillenburg        ABN AMRO Asset Management Holdings, Inc.                       Senior Managing Director
Senior Managing Director    ABN AMRO Investment Fund Services, Inc.                        Director, Senior Managing Director
                            ABN AMRO Asset Management (USA) LLC                            Senior Managing Director

Gerard J. Donlin            ABN AMRO Asset Management (USA) LLC                            Chief Operating Officer
Chief Operating Officer     ABN AMRO Asset Management Holdings, Inc.                       Chief Operating Officer
                            ABN AMRO Trust Services Company                                Chief Operating Officer

Richard Drake               ABN AMRO Trust Services Company                                Vice President
Senior Managing Director    ABN AMRO Asset Management (USA) LLC                            Senior Managing Director
                            LaSalle Bank N.A.                                              Senior Vice President

Martin Eisenberg            ABN AMRO Asset Management Holdings, Inc.                       Vice President
Vice President              ABN AMRO Asset Management (USA) LLC                            Vice President
                            ABN AMRO Trust Services Company                                Vice President
                            ABN AMRO Investment Fund Services, Inc.                        Vice President
                            AANAH Holding LLC                                              Treasurer & Vice President
                            AANAH Holding LLC II                                           Treasurer & Vice President
                            AANAH Holding LLC III                                          Treasurer & Vice President
                            ABN AMRO Advisory, Inc.                                        Vice President
                            ABN AMRO Associates Corp.                                      Vice President
                            ABN AMRO Capital (USA) Inc.                                    Vice President
                            ABN AMRO Capital Funding LLC I                                 Vice President
                            ABN AMRO Capital Funding LLC II                                Vice President
                            ABN AMRO Clearing and Management Services, Inc.                Vice President
                            ABN AMRO Commodity Finance, Inc.                               Vice President
                            ABN AMRO Financial Services, Inc.                              Vice President
                            ABN AMRO Fund Services, Inc.                                   Vice President
                            ABN AMRO Funding Corporation                                   Vice President
                            ABN AMRO Incorporated                                          Vice President
                            ABN AMRO Leasing, Inc.                                         Vice President
                            ABN AMRO Mezzanine Management I, Inc.                          Vice President
                            ABN AMRO Mezzanine Management II, Inc.                         Vice President
                            ABN AMRO Mortgage Brokerage Group, Inc.                        Vice President
                            ABN AMRO Mortgage Corporation                                  Vice President
                            ABN AMRO Mortgage Group, Inc.                                  Vice President
                            ABN AMRO North America Capital Funding LLC I                   Director, Manager and Vice President
                            ABN AMRO North America Capital Funding LLC II                  Director, Manager and Vice President
                            ABN AMRO North America Capital Funding Trust I                 Trustee
                            ABN AMRO North America Capital Funding Trust II                Trustee
                            ABN AMRO North America Finance, Inc.                           Vice President
                            ABN AMRO North America Holding Capital Funding LLC I           Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC II          Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC IIII        Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC IV          Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC IX          Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC V           Director, Manager, Treasurer and VP


NAME AND POSITION           NAME OF                                                        CONNECTION WITH
WITH INVESTMENT ADVISER     OTHER COMPANY                                                  OTHER COMPANY
-----------------------     -------------                                                  -------------
                            ABN AMRO North America Holding Capital Funding LLC VI          Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC VII         Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC VIII        Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC X           Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XI          Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XII         Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XIII        Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XIV         Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XIX         Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XV          Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XVI         Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XVII        Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Capital Funding LLC XVIII       Director, Manager, Treasurer and VP
                            ABN AMRO North America Holding Company                         Vice President
                            ABN AMRO North America Holding Preferred Exchange LLC          Manager, Treasurer and Vice President
                            ABN AMRO North America Holding Preferred Exchange LLC II       Manager, Treasurer and Vice President
                            ABN AMRO North America Holding Preferred Exchange LLC III      Manager, Treasurer and Vice President
                            ABN AMRO North America Holding Preferred Holding LLC           Manager, Treasurer and Vice President
                            ABN AMRO North America Holding Preferred Holding LLC II        Manager, Treasurer and Vice President
                            ABN AMRO North America Holding Preferred Holding LLC III       Manager, Treasurer and Vice President
                            ABN AMRO North America Preferred Exchange LLC I                Manager
                            ABN AMRO North America Preferred Exchange LLC II               Manager
                            AANA Preferred Funding Trust I                                 Trustee
                            AANA Preferred Funding Trust II                                Trustee
                            ABN AMRO North America Preferred Holding LLC I                 Manager
                            ABN AMRO North America Preferred Holding LLC II                Manager
                            ABN AMRO North America, Inc.                                   Group Senior Vice President
                            ABN AMRO Preferred Capital Trust I                             Vice President
                            ABN AMRO CCC Private Equity Investments, Inc.                  Vice President
                            ABN AMRO Retail Group LLC                                      Vice President
                            ABN AMRO Services Company, Inc.                                Vice President
                            ABN AMRO Trust Services Company                                Vice President
                            ABN AMRO WCS Holding Company                                   Vice President
                            ABN AMRO Wholesale Holding, Inc.                               Vice President
                            Cairo Procurement Services LLC                                 Manager and Vice President
                            Chicago Capital Management, Inc.                               Vice President
                            CNBC Development Corporation                                   Vice President
                            CNBC Leasing Corporation                                       Vice President
                            DBI Holdings, Inc.                                             Vice President
                            ENB Realty Company, Inc.                                       Vice President
                            Eureka Service Corporation                                     Vice President
                            Lakeside Drive LLC                                             Vice President
                            LaSalle Bank National Association                              Vice President
                            LaSalle Business Credit, Inc.                                  Vice President
                            LaSalle Community Development Corporation                      Vice President
                            LaSalle Distributors, Inc.                                     Vice President
                            LaSalle Funding L.L.C.                                         Vice President
                            LaSalle National Leasing Corporation                           Vice President
                            LaSalle Street Capital, Inc.                                   Vice President
                            LaSalle Trade Services Corporation                             Vice President
                            LaSalle Trade Services Limited                                 Vice President
                            Lease Plan Illinois, Inc.                                      Vice President
                            Lease Plan North America, Inc.                                 Vice President
                            Netherlands Trading Society East, Inc.                         Vice President
                            Portal Funds, Inc.                                             Vice President
                            Rob-Wal Investment Co.                                         Vice President
                            Stan Fed Proprietary Investment Company I                      Vice President
                            Stan Fed Proprietary Investment Company II                     Vice President
                            Standard Federal Bank Community Development Corporation        Vice President
                            Standard Federal Bank National Association                     Vice President
                            Standard Federal International LLC                             Vice President
                            Standard Financial Corporation                                 Vice President
                            Sutton Park LLC                                                Vice President

Jon Ender                   ABN AMRO Asset Management (USA) LLC                            Manager of the Board of Managers,
Executive Vice President                                                                     Executive Vice President and Chief
   and Chief Investment                                                                      Investment Strategist
   Strategist               Association for Investment Mgt & Research                      Director
                            Institute for Quantitative Research in Finance                 Director

Frederick W. Engimann       ABN AMRO Trust Services Company                                Executive Vice President and Director of
Director, Executive Vice                                                                     Fixed Income
   President                ABN AMRO Asset Management (USA) LLC                            Manager of the Board of Managers,
                                                                                             Executive Vice President
                            LaSalle Bank N.A.                                              Group Senior Vice President

Peter Fasone                ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President

John Finley                 ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President              LaSalle Bank N.A.                                              Vice President

NAME AND POSITION           NAME OF                                             CONNECTION WITH
WITH INVESTMENT ADVISER     OTHER COMPANY                                       OTHER COMPANY
-----------------------     -------------                                       -------------

William Finley              ABN AMRO Trust Services Company                     Vice President
Senior Managing Director    ABN AMRO Asset Management (USA) LLC                 Senior Managing Director
                            LaSalle Bank N.A.                                   Group Senior Vice President

Anthony Ford                ABN AMRO Asset Management (USA) LLC                 Vice President
Vice President

Thomas Forsha               ABN AMRO Asset Management (USA) LLC                 Assistant Vice President
Assistant Vice President    ABN AMRO Trust Services Company                     Assistant Vice President
                            LaSalle Bank N.A.                                   Assistant Vice President

Michael Gasparac            ABN AMRO Asset Management (USA) LLC                 Vice President
Vice President

Rebecca Garces              ABN AMRO Asset Management (USA) LLC                 Vice President
Vice President

Frank Germack               ABN AMRO Asset Management (USA) LLC                 Vice President
Vice President

Frank Haggerty Jr.          ABN AMRO Asset Management (USA) LLC                 Vice President
Vice President

Steven Haldi                ABN AMRO Asset Management (USA) LLC                 Managing Director
Managing Director           LaSalle Bank N.A.                                   Vice President

Kathleen Hegyi              ABN AMRO Asset Management (USA) LLC                 Vice President
Vice President              ABN AMRO Distribution Services (USA) Inc.           Registered Representative

Nancy Holland               ABN AMRO Asset Management (USA) LLC                 Managing Director
Managing Director

Kevin Kehres                ABN AMRO Trust Services Company                     Vice President
Managing Director           ABN AMRO Asset Management (USA) LLC                 Managing Director
                            LaSalle Bank N.A.                                   Vice President

Timothy Kelly               ABN AMRO Asset Management (USA) LLC                 Assistant Vice President
Assistant Vice President

Thomas Kmiotek              ABN AMRO Asset Management (USA) LLC                 Vice President
Vice President

Timothy Kroll               ABN AMRO Asset Management (USA) LLC                 Assistant Vice President
Assistant Vice President

Todd W. Larson              ABN AMRO Asset Management (USA) LLC                 Assistant Vice President
Assistant Vice President    LaSalle Bank N.A.                                   Assistant Vice President

Patrick Lawlor              ABN AMRO Trust Services Company                     Vice President
Vice President              ABN AMRO Asset Management (USA) LLC                 Vice President

Scott Marinko               ABN AMRO Asset Management (USA) LLC                 Managing Director
Managing Director

Thomas Marthaler            ABN AMRO Asset Management (USA) LLC                 Senior Managing Director and Director of
Senior Managing Director                                                        Fixed Income
and Director of Fixed       ABN AMRO Trust Services Company                     Vice President
Income

Kathryn Martin              ABN AMRO Asset Management Holdings, Inc.            Managing Director
Managing Director           ABN AMRO Asset Management (USA) LLC                 Managing Director
                            TAMRO Capital Partners LLC                          Compliance Officer

Scott A. Moore              ABN AMRO Asset Management (USA) LLC                 Senior Vice President
Senior Vice President       ABN AMRO Distribution Services (USA) Inc.           Registered Representative

Bernard F. Myszkowski       ABN AMRO Trust Services Company                     Executive Vice President
Director, Executive Vice    ABN AMRO Asset Management (USA) LLC                 Manager of the Board of Managers,
   President and Director                                                         Executive Vice President and Director of
   of Equity Investments                                                          Equity Investments
                            LaSalle Bank N.A.                                   Senior Vice President

Seymour A. Newman           ABN AMRO Asset Management Holdings, Inc.            EVP, CFO, Treasurer and Secretary
Director, EVP, CFO,         ABN AMRO Investment Fund Services, Inc.             Director, EVP, CFO, Treasurer and Secretary
  Treasurer and Secretary   ABN AMRO Trust Services Company                     Director, EVP, CFO, Treasurer and Secretary
                            ABN AMRO Asset Management (USA) LLC                 Manager of the Board of Managers
                                                                                   EVP, CFO, Treasurer and Secretary


NAME AND POSITION           NAME OF                                                        CONNECTION WITH
WITH INVESTMENT ADVISER     OTHER COMPANY                                                  OTHER COMPANY
-----------------------     -------------                                                  -------------
                            TAMRO Capital Partners LLC                                     Manager of the Board of Managers, EVP,
                                                                                              CFO, Treasurer and Secretary

Eric Nilles                 ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President

Joseph Pavnica              ABN AMRO Asset Management (USA) LLC                            Assistant Vice President
Assistant Vice President

Diane Pieper                ABN AMRO Asset Management (USA) LLC                            Investment Officer
Investment Officer          ABN AMRO Distribution Services (USA) Inc.                      Registered Representative

Simon Reeves                ABN AMRO Asset Management (USA) LLC                            Managing Director
Managing Director           LaSalle Bank N.A.                                              Vice President

Robert Romanik              ABN AMRO Asset Management (USA) LLC                            Investment Officer
Investment Officer

Marcia Roth                 ABN AMRO Asset Management (USA) LLC                            Assistant Vice President
Assistant Vice President

David Rothweiler            ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President              LaSalle Bank N.A.                                              Vice President

George Rudawski             ABN AMRO Asset Management (USA) LLC                            Investment Officer
Investment Officer

Randall Rynearson           ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President

Timothy Scanlan             ABN AMRO Trust Services Company                                Vice President
Vice President              ABN AMRO Asset Management (USA) LLC                            Vice President
                            ABN AMRO Distribution Services (USA) Inc.                      Registered Representative

Fred Senft Jr.              ABN AMRO Asset Management (USA) LLC                            Managing Director
Managing Director

Timothy Sheehan             ABN AMRO Asset Management (USA) LLC                            Officer
Officer                     LaSalle Bank N.A.                                              Officer

Steven Sherman              ABN AMRO Asset Management (USA) LLC                            Assistant Vice President
Assistant Vice President

Kevin Silverman             ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President

Steven Smart-O'Connor       ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President

Gregg Smolenski             ABN AMRO Asset Management (USA) LLC                            Senior Vice President
Senior Vice President       ABN AMRO Distribution Services (USA) Inc.                      Registered Representative

Carla V. Straeten           ABN AMRO Asset Management (USA) LLC                            Executive Vice President
Director, Executive Vice                                                                   Director of Marketing/Client Service
   President and Director
   of Marketing/Client
   Service

Daniel Strumphler           ABN AMRO Asset Management (USA) LLC                            Senior Vice President
Senior Vice President       ABN AMRO Distribution Services (USA) Inc.                      Registered Representative

Edward Thommes              ABN AMRO Asset Management Holdings, Inc.                       Vice President
Vice President              ABN AMRO Asset Management (USA) LLC                            Vice President

Charles Ullerich            ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President

Karen Van Cleave            ABN AMRO Asset Management (USA) LLC                            Managing Director
Managing Director           LaSalle Bank N.A.                                              Vice President


Kristine Victory            ABN AMRO Asset Management (USA) LLC                            Assistant Vice President
Assistant Vice President

David L. Viner              ABN AMRO Asset Management (USA) LLC                            Vice President
Vice President              ABN AMRO North America, Inc.                                   First Vice President
                            Portal Funds, Inc.                                             Vice President

Ann Weis                    ABN AMRO Asset Management Holdings, Inc.                       Vice President, Assistant Secretary
Assistant Secretary         ABN AMRO Investment Fund Services, Inc.                        Assistant Secretary
                            ABN AMRO Trust Services Company                                Assistant Secretary


NAME AND POSITION           NAME OF                                                        CONNECTION WITH
WITH INVESTMENT ADVISER     OTHER COMPANY                                                  OTHER COMPANY
-----------------------     -------------                                                  -------------
                            ABN AMRO Asset Management (USA) LLC                            Assistant Secretary
                            TAMRO Capital Partners LLC                                     Assistant Secretary

Paul Wojtyla                ABN AMRO Asset Management (USA) LLC                            Assistant Vice President
Assistant Vice President    ABN AMRO Trust Services Company                                Assistant Vice President
                            TAMRO Capital Partners LLC                                     Assistant Vice President
                            LaSalle Bank N.A.                                              Assistant Vice President
                            ABN AMRO Distribution Services (USA) Inc.                      Registered Representative

Todd J. Youngberg, CFA      ABN AMRO Asset Management (USA) LLC                            Managing Director
Managing Director


B.  MONTAG & CALDWELL, INC.

           Montag & Caldwell, Inc. ("Montag & Caldwell") is a registered investment adviser providing investment management services to the Registrant. Montag & Caldwell is a member of the ABN AMRO group of companies.

           Montag & Caldwell's sole business is managing assets primarily for employee benefit, endowment, charitable, and other institutional clients, as well as high net worth individuals. Montag & Caldwell is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of Montag & Caldwell are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Montag & Caldwell during the past two years is incorporated by reference to Form ADV filed by Montag & Caldwell pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15398).



         Sandra M. Barker                 Vice President

         Janet B. Bunch                   Vice President

         Debra Bunde Reams                Vice President

         Ronald E. Canakaris              President, Chief Executive Officer, Chief Investment Officer and Director

         Elizabeth C. Chester             Senior Vice President and Secretary

         Tom Cross Brown                  Director

         Jane R. Davenport                Vice President

         James L. Deming                  Vice President

         Helen M. Donahue                 Vice President

         Marcia C. Dubs                   Assistant Vice President

         Katherine E. Ryan                Assistant Vice President

         Brion D. Friedman                Vice President

         Charles Jefferson Hagood         Vice President

         Richard W. Haining               Vice President

         Mark C. Hayes                    Vice President

         Lana M. Jordan                   Vice President and Director of Marketing

         Andrew W. Jung                   Vice President

         Rebecca M. Keister               Vice President

         William E. Long III              Vice President

         Charles E. Markwalter            Vice President

         Grover C. Maxwell III            Vice President

         Michael A. Nadal                 Vice President

         Solon P. Patterson               Chairman of the Board

         Carla T. Phillips                Assistant Vice President

         Brian W. Stahl                   Vice President and Treasurer

         M. Scott Thompson                Vice President

         Debbie J. Thomas                 Assistant Vice President

         David L. Watson                  Vice President

         William A. Vogel                 Senior Vice President

         Homer W. Whitman, Jr.            Senior Vice President

         John S. Whitney, III             Vice President


C.  VEREDUS ASSET MANAGEMENT LLC

           Veredus Asset Management LLC ("Veredus") is a registered investment adviser providing investment management services to the Registrant. Veredus is a member of the ABN AMRO group of companies.

           The directors and officers of Veredus are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Veredus during the past two years is incorporated by reference to Form ADV filed by Veredus pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-55565).



         Kenneth C. Anderson                Director

         Stuart D. Bilton                   Director                       President and Director, Alleghany Asset
                                                                           Management, Inc.; Chairman, Chicago
                                                                           Capital Management, Inc.; Director of
                                                                           each of the following entities: Montag &
                                                                           Caldwell, Inc., The Chicago Trust Company
                                                                           of California, Chicago Deferred Exchange
                                                                           Corporation, Chicago Deferred Exchange
                                                                           Corporation - CA, Alleghany Investment
                                                                           Services, Inc.; President and




                                                                           Chief Executive Officer, Blairlogie
                                                                           International LLC; Trustee, Alleghany
                                                                           Foundation; Manager, TAMRO Capital
                                                                           Partners LLC

         James Houlton                      Vice President

         James R. Jenkins                   Director, Vice President and
                                            Chief Operating Officer

         Charles P. McCurdy, Jr.            Director; Executive Vice
                                            President and Portfolio
                                            Manager

         Charles F. Mercer, Jr.             Vice President and Director
                                            of Research

         John S. Poole                      Vice President of Business
                                            Development

         B. Anthony Weber                   Director, President and
                                            Chief Investment Officer


D. TAMRO CAPITAL PARTNERS LLC

           TAMRO Capital Partners, LLC ("TAMRO") is a registered investment adviser providing investment management services to the Registrant. TAMRO is a subsidiary of ABN AMRO North America Newco, Inc.

           The directors and officers of the Trust's Investment Advisers and Sub-Investment Advisers are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of TAMRO during the past two years is incorporated by reference to Form ADV filed by TAMRO pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-58056).


           Ronald A. Marsilia                 Chief Executive Officer

           Philip Tasho                       Chief Investment Officer

           Danna Maller Rocque                Director of Marketing


E.  OPTIMUM INVESTMENT ADVISORS LP

           OPTIMUM INVESTMENT ADVISORS LP ("Optimum") is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of Optimum are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Optimum during the past two years is incorporated by reference to Form ADV filed by Optimum pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-35773).



         NAME                             TITLE/
                                          POSITION WITH ADVISER
         Andrew Jackson Goodwin III       Chairman

         Henry Steel Bokhof, Jr.          Vice Chairman

         Keith Francis Pirsoneault        President

         Edward Joseph Malysiak           Senior Executive Vice President

F.    MFS INSTITUTIONAL ADVISORS, INC.

           MFS Institutional Advisors ("MFS") is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of MFS are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


NAME                                   TITLE/POSITION                       OTHER BUSINESS
----                                   --------------                       --------------

Arnold D. Scott                        Director and Senior Executive Vice
                                       President
James C. Baillie                       Director and President
Kevin R. Parke                         Director and Executive Vice
                                       President and CEO
Thomas J. Cashman, Jr.                 Director and Executive Vice
                                       President
Joseph W. Dello Russo                  Director, Executive Vice President
                                       and CFO and CAO
William W. Scott                       Director and Vice Chairman
Donald A. Stewart                      Director
C. James Prieur                        Director
William W. Stinson                     Director
Jeffrey L. Shames                      Chairman and CEO

G.    THINKORSWIM ADVISORS, INC.

           ThinkorSwim Advisors, Inc. ("TAI") is a registered investment adviser providing investment management services to the Registrant.

           The directors and officers of TAI are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

           The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Thinkorswim Advisors, Inc. during the past two years is incorporated by reference to Form ADV filed by Thinkorswim Advisors, Inc. pursuant to the Investment Advisors Act of 1940 (SEC File No. 801-49181).



NAME                                   TITLE/POSITION                       OTHER BUSINESS
----                                   --------------                       --------------

Tom Sosnoff                            President, Founder                   thinkorswim, Inc.
                                       and Director
                                       Market Maker                         Chicago Board
                                                                            Options Exchange

Scott Sheridan                         Executive Vice President and         thinkorswim, Inc.
                                       Director
                                       Market Maker                         Chicago Board
                                                                            Options Exchange

H.    ABN AMRO ASSET MANAGEMENT (USA) LLC

           ABN AMRO Asset Management (USA) LLC is a registered investment adviser providing investment management services to the Registrant. ABN AMRO Asset Management (USA) LLC is a member of the ABN AMRO group of companies.

           The directors and officers of ABN AMRO Asset Management (USA) LLC are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

ABN AMRO ASSET MANAGEMENT (USA) LLC

NAME AND POSITION          NAME OF                                                    CONNECTION WITH
WITH INVESTMENT ADVISER    OTHER COMPANY                                              OTHER COMPANY
-----------------------    -------------                                              -------------
Robert Antognoli           ABN AMRO Trust Services Company                            Vice President
Managing Director          ABN AMRO Asset Management, Inc.                            Managing Director
                           LaSalle Bank N.A.                                          Senior Vice President

NAME AND POSITION          NAME OF                                                    CONNECTION WITH
WITH INVESTMENT ADVISER    OTHER COMPANY                                              OTHER COMPANY
-----------------------    -------------                                              -------------
Stuart D. Bilton           ABN AMRO Bank N.V.                                         Managing Director
Manager of the Board of    ABN AMRO Asset Management Holdings, Inc.                   Director
  Managers                 ABN AMRO Trust Services Company                            Director
                           ABN AMRO Asset Management, Inc.                            Director
                           ABN AMRO Investment Fund Services, Inc.                    Director
                           ABN AMRO Funds                                             Chairman of the Board of Trustees
                           TAMRO Capital Partners LLC                                 Manager of the Board of Managers
                           Veredus Asset Management LLC                               Manager of the Board of Managers
                           Baldwin and Lyons, Inc.                                    Director
                           UICI, Inc.                                                 Director

Heather Birmingham         ABN AMRO Asset Management, Inc.                            Asst. Vice President, Compliance
Asst. Vice President,                                                                 Officer
Compliance Officer

Dianne Bowe                None                                                       None
Assistant Vice President

                           ABN AMRO Asset Management

                           ABN AMRO Asset Management

Gerald Cartigny            None                                                       None
Director of International
  Products

Russell Campbell           ABN AMRO Asset Management, Inc.                            President and CEO
President and CEO          ABN AMRO Asset Management Holdings, Inc.                   President and CEO
                           ABN AMRO Trust Services Company                            President and CEO

Constance Christian        ABN AMRO Asset Management, Inc.                            Assistant Vice President
Assistant Vice President

                           ABN AMRO Asset Management

Dawn Daggy-Mangerson       ABN AMRO Trust Services Company                            Managing Director
Managing Director          ABN AMRO Asset Management, Inc.                            Managing Director
                           LaSalle Bank N.A.                                          Senior Vice President
                           ABN AMRO Distribution Services (USA) Inc.                  Registered Representative

Gerald F. Dillenburg       ABN AMRO Asset Management Holdings, Inc.                   Senior Managing Director
Senior Managing Director   ABN AMRO Investment Fund Services, Inc.                    Director, Senior Managing Director
                           ABN AMRO Funds                                             Senior Vice President, Secretary,
                                                                                        Treasurer
                           ABN AMRO Asset Management, Inc.                            Senior Managing Director

Sharon Dischinger          Standard Federal Bank N.A.                                 Officer
Officer

Gerard J. Donlin           ABN AMRO Asset Management, Inc.                            Chief Operating Officer
Chief Operating Officer    ABN AMRO Asset Management Holdings, Inc.                   Chief Operating Officer
                           ABN AMRO Trust Services Company                            Chief Operating Officer

Christine Dragon           ABN AMRO Asset Management Holdings, Inc.                   Assistant Vice President
Assistant Vice President

Richard Drake              ABN AMRO Trust Services Company                            Vice President
Senior Managing Director   Chicago Capital Management, Inc.                           Senior Managing Director
                           LaSalle Bank N.A.                                          Senior Vice President

Martin Eisenberg           ABN AMRO Investment Fund Services, Inc.                    Vice President
Vice President             ABN AMRO Asset Management, Inc.                            Vice President
                           AANAH Holding LLC                                          Treasurer & Vice President
                           AANAH Holding LLC II                                       Treasurer & Vice President
                           AANAH Holding LLC III                                      Treasurer & Vice President
                           ABN AMRO Advisory, Inc.                                    Vice President
                           ABN AMRO Asset Management Holdings, Inc.                   Vice President
                           ABN AMRO Associates Corp.                                  Vice President
                           ABN AMRO Capital (USA) Inc.                                Vice President
                           ABN AMRO Capital Funding LLC I                             Vice President
                           ABN AMRO Capital Funding LLC II                            Vice President
                           ABN AMRO Clearing and Management Services, Inc.            Vice President
                           ABN AMRO Commodity Finance, Inc.                           Vice President
                           ABN AMRO Financial Services, Inc.                          Vice President

NAME AND POSITION          NAME OF                                                    CONNECTION WITH
WITH INVESTMENT ADVISER    OTHER COMPANY                                              OTHER COMPANY
-----------------------    -------------                                              -------------
                           ABN AMRO Fund Services, Inc.                               Vice President
                           ABN AMRO Funding Corporation                               Vice President
                           ABN AMRO Incorporated                                      Vice President
                           ABN AMRO Leasing, Inc.                                     Vice President
                           ABN AMRO Mezzanine Management I, Inc.                      Vice President
                           ABN AMRO Mezzanine Management II, Inc.                     Vice President
                           ABN AMRO Mortgage Brokerage Group, Inc.                    Vice President
                           ABN AMRO Mortgage Corporation                              Vice President
                           ABN AMRO Mortgage Group, Inc.                              Vice President
                           ABN AMRO North America Capital Funding LLC I               Director, Manager and Vice President
                           ABN AMRO North America Capital Funding LLC II              Director, Manager and Vice President
                           ABN AMRO North America Capital Funding Trust I             Trustee
                           ABN AMRO North America Capital Funding Trust II            Trustee
                           ABN AMRO North America Finance, Inc.                       Vice President
                           ABN AMRO North America Holding Capital Funding LLC I       Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC II      Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC IIII    Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC IV      Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC IX      Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC V       Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC VI      Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC VII     Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC VIII    Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC X       Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XI      Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XII     Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XIII    Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XIV     Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XIX     Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XV      Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XVI     Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XVII    Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XVIII   Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Company                     Vice President
                           ABN AMRO North America Holding Preferred Exchange LLC      Manager, Treasurer and Vice President
                           ABN AMRO North America Holding Preferred Exchange LLC II   Manager, Treasurer and Vice President
                           ABN AMRO North America Holding Preferred Exchange LLC III  Manager, Treasurer and Vice President
                           ABN AMRO North America Holding Preferred Holding LLC       Manager, Treasurer and Vice President
                           ABN AMRO North America Holding Preferred Holding LLC II    Manager, Treasurer and Vice President
                           ABN AMRO North America Holding Preferred Holding LLC III   Manager, Treasurer and Vice President
                           ABN AMRO North America Preferred Exchange LLC I            Manager
                           ABN AMRO North America Preferred Exchange LLC II           Manager
                           AANA Preferred Funding Trust I                             Trustee
                           AANA Preferred Funding Trust II                            Trustee
                           ABN AMRO North America Preferred Holding LLC I             Manager
                           ABN AMRO North America Preferred Holding LLC II            Manager
                           ABN AMRO North America, Inc.                               Group Senior Vice President
                           ABN AMRO Preferred Capital Trust I                         Vice President
                           ABN AMRO CCC Private Equity Investments, Inc.              Vice President
                           ABN AMRO Retail Group LLC                                  Vice President
                           ABN AMRO Services Company, Inc.                            Vice President
                           ABN AMRO Trust Services Company                            Vice President
                           ABN AMRO WCS Holding Company                               Vice President
                           ABN AMRO Wholesale Holding, Inc.                           Vice President
                           Cairo Procurement Services LLC                             Manager and Vice President
                           ABN AMRO Asset Management, Inc.                            Vice President
                           CNBC Development Corporation                               Vice President
                           CNBC Leasing Corporation                                   Vice President
                           DBI Holdings, Inc.                                         Vice President
                           ENB Realty Company, Inc.                                   Vice President
                           Eureka Service Corporation                                 Vice President
                           Lakeside Drive LLC                                         Vice President
                           LaSalle Bank National Association                          Vice President
                           LaSalle Business Credit, Inc.                              Vice President
                           LaSalle Community Development Corporation                  Vice President
                           LaSalle Distributors, Inc.                                 Vice President
                           LaSalle Funding L.L.C.                                     Vice President
                           LaSalle National Leasing Corporation                       Vice President
                           LaSalle Street Capital, Inc.                               Vice President
                           LaSalle Trade Services Corporation                         Vice President
                           LaSalle Trade Services Limited                             Vice President
                           Lease Plan Illinois, Inc.                                  Vice President

NAME AND POSITION          NAME OF                                                    CONNECTION WITH
WITH INVESTMENT ADVISER    OTHER COMPANY                                              OTHER COMPANY
-----------------------    -------------                                              -------------
                           Lease Plan North America, Inc.                             Vice President
                           Netherlands Trading Society East, Inc.                     Vice President
                           Portal Funds, Inc.                                         Vice President
                           Rob-Wal Investment Co.                                     Vice President
                           Stan Fed Proprietary Investment Company I                  Vice President
                           Stan Fed Proprietary Investment Company II                 Vice President
                           Standard Federal Bank Community Development Corporation    Vice President
                           Standard Federal Bank National Association                 Vice President
                           Standard Federal International LLC                         Vice President
                           Standard Financial Corporation                             Vice President
                           Sutton Park LLC                                            Vice President

Jon Ender                  ABN AMRO Asset Management, Inc.                           EVP, Chief Investment Strategist
Manager of the Board of    Association for Investment Mgt & Research                  Director
  Managers                 Institute for Quantitative Research in Finance             Director
   EVP, Chief Investment
     Strategist

Frederick W. Engimann      ABN AMRO Trust Services Company                            EVP, Director of Fixed Income
Manager of the Board of    Chicago Capital Management, Inc.                           Director, EVP, Senior Vice President
  Managora                 LaSalle Bank N.A.
   EVP,

Peter Fasone               ABN AMRO Asset Management, Inc.                            Vice President
Vice President

John Finley                ABN AMRO Asset Management, Inc.                            Vice President
Vice President             LaSalle Bank N.A.                                          Vice President

William Finley             ABN AMRO Trust Services Company                            Vice President
Senior Managing Director   Chicago Capital Management, Inc.                           Senior Managing Director
                           LaSalle Bank N.A.                                          Group Senior Vice President

Andrew Fleming             ABN AMRO Asset Management Limited                          Director
Global Investment Officer

Anthony Ford               ABN AMRO Asset Management, Inc.                            Vice President
Vice President

Thomas Forsha              ABN AMRO Asset Management, Inc.                            Assistant Vice President
Assistant Vice President   ABN AMRO Trust Services Company                            Assistant Vice President
                           LaSalle Bank N.A.                                          Assistant Vice President

Rebecca Garces             ABN AMRO Asset Management, Inc.                            Vice President
Vice President

Wilfrido Garcia            ABN AMRO Trust Services Company                            Officer
Officer

Michael Gasparac           ABN AMRO Asset Management, Inc.                            Vice President
Vice President

Frank Germack              ABN AMRO Asset Management, Inc.                            Vice President
Vice President


Stacey Gray                Standard Federal Bank N.A.                                 Vice President
Vice President

Frank Haggerty Jr.         ABN AMRO Asset Management, Inc.                            Vice President
Vice President

Steven Haldi               ABN AMRO Asset Management, Inc.                            Managing Director
Managing Director          LaSalle Bank N.A.                                          Vice President

Kathleen Hegyi             ABN AMRO Asset Management, Inc.                            Vice President
Vice President             ABN AMRO Distribution Services (USA) Inc.                  Registered Representative

Theodore Hill              ABN AMRO Asset Management Holdings, Inc.                   Systems Officer
Systems Officer

Nancy Holland              ABN AMRO Asset Management, Inc.                            Managing Director
Managing Director

Susan Hudson               ABN AMRO Asset Management Holdings, Inc.                   Senior Vice President
Senior Vice President      ABN AMRO Trust Services Company                            Director

Kevin Kehres               ABN AMRO Trust Services Company                            Vice President

NAME AND POSITION          NAME OF                                                    CONNECTION WITH
WITH INVESTMENT ADVISER    OTHER COMPANY                                              OTHER COMPANY
-----------------------    -------------                                              -------------
Managing Director          ABN AMRO Asset Management, Inc.                            Managing Director
                           LaSalle Bank N.A.                                          Vice President

Timothy Kelly              ABN AMRO Asset Management, Inc.                            Assistant Vice President
Assistant Vice President

Thomas Kmiotek             ABN AMRO Asset Management, Inc.                            Vice President
Vice President

Timothy Kroll              ABN AMRO Asset Management, Inc.                            Assistant Vice President
Assistant Vice President

Todd W. Larson             ABN AMRO Asset Management, Inc.                            Assistant Vice President
Assistant Vice President   LaSalle Bank N.A.                                          Assistant Vice President

Patrick Lawlor             ABN AMRO Trust Services Company                            Vice President
Vice President             Chicago Capital Management, Inc.                           Vice President

Sabine Maarschalk          ABN AMRO Distribution Services (USA) Inc.                  Registered Representative
Officer

Scott Marinko              ABN AMRO Asset Management, Inc.                            Managing Director
Managing Director

Thomas Marthaler           ABN AMRO Asset Management, Inc.                            Senior Managing Director
Senior Managing Director                                                              and Director of Fixed Income
and Director of Fixed      ABN AMRO Trust Services Company                            Vice President
Income

Kathryn Martin             ABN AMRO Asset Management Holdings, Inc.                   Managing Director
Managing Director          ABN AMRO Asset Management, Inc.                            Managing Director
                           TAMRO Capital Partners LLC                                 Compliance Officer

George McElroy             ABN AMRO Distribution Services (USA) Inc                   Registered Representative
Senior Vice President

Scott A. Moore             ABN AMRO Asset Management, Inc.                            Senior Vice President
Senior Vice President      ABN AMRO Distribution Services (USA) Inc.                  Registered Representative

Bernard F. Myszkowski      ABN AMRO Trust Services Company                            Executive Vice President
Manager of the Board of    ABN AMRO Asset Management, Inc.                            Director, EVP, Director of Equity Investments
  Managers                 LaSalle Bank N.A.                                          Senior Vice President
   EVP, Director of
     Equity Investments

Seymour A. Newman          ABN AMRO Asset Management Holdings, Inc.                   EVP, CFO, Treasurer and Secretary
Manager of the Board of    ABN AMRO Investment Fund Services, Inc.                    Director, EVP, CFO, Treasurer and Secretary
  Managers                 ABN AMRO Trust Services Company                            Director, EVP, CFO, Treasurer and Secretary
   EVP, CFO, Treasurer     Inc.                                                       Director, EVP, CFO, Treasurer and Secretary
     and Secretary         TAMRO Capital Partners LLC                                 Manager of the Board of Managers, EVP,
                                                                                         CFO, Treasurer and Secretary

Eric Nilles                ABN AMRO Asset Management, Inc.                            Vice President
Vice President

Joseph Pavnica             ABN AMRO Asset Management, Inc.                            Assistant Vice President
Assistant Vice President

Diane Pieper               ABN AMRO Asset Management, Inc.                            Investment Officer
Investment Officer         ABN AMRO Distribution Services (USA) Inc.                  Registered Representative

                           ABN AMRO Asset Management, Inc.

Simon Reeves               ABN AMRO Asset Management, Inc.                            Managing Director
Managing Director          LaSalle Bank N.A.                                          Vice President

NAME AND POSITION          NAME OF                                                    CONNECTION WITH
WITH INVESTMENT ADVISER    OTHER COMPANY                                              OTHER COMPANY
-----------------------    -------------                                              -------------
Robert Romanik             ABN AMRO Asset Management, Inc.                            Investment Officer
Investment Officer

Marcia Roth                ABN AMRO Asset Management, Inc.                            Assistant Vice President
Assistant Vice President

David Rothweiler           ABN AMRO Asset Management, Inc.                            Vice President
Vice President             LaSalle Bank N.A.                                          Vice President

George Rudawski            ABN AMRO Asset Management, Inc.                            Investment Officer
Investment Officer

Randall Rynearson          ABN AMRO Asset Management, Inc.                            Vice President
Vice President

Timothy Scanlan            ABN AMRO Trust Services Company                            Vice President
Vice President             Chicago Capital Management, Inc.                           Vice President
                           ABN AMRO Distribution Services (USA) Inc.                  Registered Representative

Fred Senft Jr.             ABN AMRO Asset Management, Inc.                            Managing Director
Managing Director

Daniel Shannon             None                                                       None
Manager of the Board of
  Managers

Timothy Sheehan            ABN AMRO Asset Management, Inc.                            Officer
Officer                    LaSalle Bank N.A.                                          Officer

Steven Sherman             ABN AMRO Asset Management, Inc.                            Assistant Vice President
Assistant Vice President

Kevin Silverman            ABN AMRO Asset Management, Inc.                            Vice President
Vice President

Steven Smart-O'Connor      ABN AMRO Asset Management, Inc.                            Vice President
Vice President

Gregg Smolenski            ABN AMRO Asset Management, Inc.                            Senior Vice President
Senior Vice President      ABN AMRO Distribution Services (USA) Inc.                  Registered Representative

Carla V. Straeten          ABN AMRO Asset Management, Inc.                            Director, Executive Vice President
EVP, Director of                                                                      Director of Marketing/Client Service
  Marketing/Client Srv

Daniel Strumphler          ABN AMRO Asset Management, Inc.                            Senior Vice President
Senior Vice President      ABN AMRO Distribution Services (USA) Inc.                  Registered Representative

Edward Thommes             ABN AMRO Asset Management Holdings, Inc.                   Vice President
Vice President             ABN AMRO Asset Management, Inc.                            Vice President

Charles Ullerich           ABN AMRO Asset Management, Inc.                            Vice President
Vice President

Karen Van Cleave           ABN AMRO Asset Management, Inc.                            Managing Director
Managing Director          LaSalle Bank N.A.                                          Vice President

Kristine Victory           ABN AMRO Asset Management, Inc.                            Assistant Vice President
Assistant Vice President

David L. Viner             ABN AMRO Asset Management, Inc.                            Vice President
Vice President             ABN AMRO North America, Inc.                               First Vice President
                           Portal Funds, Inc.                                         Vice President

Ann Weis                   ABN AMRO Asset Management Holdings, Inc.                   Vice President, Assistant Secretary
Assistant Secretary        ABN AMRO Investment Fund Services, Inc.                    Assistant Secretary
                           ABN AMRO Trust Services Company                            Assistant Secretary
                           ABN AMRO Asset Management, Inc.                            Assistant Secretary
                           TAMRO Capital Partners LLC                                 Assistant Secretary

Paul Wojtyla               ABN AMRO Asset Management, Inc.                            Assistant Vice President
Assistant Vice President   ABN AMRO Trust Services Company                            Assistant Vice President
                           TAMRO Capital Partners LLC                                 Assistant Vice President
                           LaSalle Bank N.A.                                          Assistant Vice President
                           ABN AMRO Distribution Services (USA) Inc.                  Registered Representative

Todd J. Youngberg          ABN AMRO Asset Management, Inc.                            Managing Director
Managing Director

NAME AND POSITION                       NAME OF                                       CONNECTION WITH
WITH INVESTMENT ADVISER                 OTHER COMPANY                                 OTHER COMPANY
-----------------------                 -------------                                 -------------

INTERNATIONAL EQUITY GROUP

Wouter Van der Veen                     ABN AMRO Bank N.V.                           Portfolio Manager
Associated Person/Portfolio Manager

Jaap van der Geest                      ABN AMRO Bank N.V.                           Portfolio Manager
Associated Person/Portfolio Manager

Wiepke Postma                           ABN AMRO Bank N.V.                           Portfolio Manager
Associated Person/Portfolio Manager

Loes Pals de Groot                      ABN AMRO Bank N.V.                           Portfolio Manager
Associated Person/Portfolio Manager

Edward Niehoff                          ABN AMRO Bank N.V.                           Portfolio Manager
Associated Person/Portfolio Manager

Edward Moolenburgh                      ABN AMRO Bank N.V.                           Portfolio Manager
Associated Person/Portfolio Manager

Theo Maas                               ABN AMRO Bank N.V.                           Portfolio Manager
Associated Person/Portfolio Manager

Ivo Klein                               ABN AMRO Bank N.V.                           Portfolio Manager
Associated Person/Portfolio Manager

Bas Verlaat                             ABN AMRO Bank N.V.                           Portfolio Manager
Associated Person/Portfolio Manager

Marco Breevoort                         ABN AMRO Bank N.V.                           Portfolio Manager
Associated Person/Portfolio Manager

Daniel Lof                              ABN AMRO Bank N.V.                           Portfolio Manager
Associated Person/Portfolio Manager

Michael Tibon                           ABN AMRO Bank N.V.                           Portfolio Manager
Associated Person/Portfolio Manager

Jan Lamme                               ABN AMRO Bank N.V.                           Equity Trader
Associated Person/Equity Trader

Jeroen Knol                             ABN AMRO Bank N.V.                           Equity Trader
Associated Person/Equity Trader

Tim Olijerhoek                          ABN AMRO Bank N.V.                           Equity Trader
Associated Person/Equity Trader

Simon van Veen                          ABN AMRO Bank N.V.                           Equity Trader
Associated Person/Equity Trader

Paul Groenewoud                         ABN AMRO Bank N.V.                           Equity Trader
Associated Person/Equity Trader

Vincent Mooijer                         ABN AMRO Bank N.V.                           Equity Trader
Associated Person/Equity Trader

Frank Jansen                            ABN AMRO Bank N.V.                           Equity Trader
Associated Person/Equity Trader

Peter Veldman                           ABN AMRO Bank N.V.                           Equity Trader
Associated Person/Equity Trader

ITEM 27.   PRINCIPAL UNDERWRITER.

(a) ABN AMRO Distribution Services (USA) Inc. (the "Distributor"), acts as distributor for ABN AMRO Funds pursuant to a Distribution Agreement dated September 27, 2001.

(b) The information required by this Item 27(b) with respect to each director, officer, or partner of ABN AMRO Distributors (USA) Inc. is incorporated by reference to Schedule A of Form BD filed by ABN AMRO Distributors (USA) Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934.

(c)      Not applicable

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS.

         All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained at the following locations:

ADVISERS
ABN AMRO ASSET MANAGEMENT, INC., 161 North Clark Street, Chicago, IL 60601 MONTAG & CALDWELL, INC., 3455 Peachtree Road, N.E., Suite 1200 Atlanta, GA 30326 VEREDUS ASSET MANAGEMENT LLC, 1 Paragon Center, 6060 Dutchmans Lane, Suite 320, Louisville, KY 40205
TAMRO CAPITAL PARTNERS LLC, 1660 Duke Street, Alexandria, VA 22314
ABN AMRO ASSET MANAGEMENT (USA) LLC, 161 North Clark Street, Chicago, IL 60601

SUB-ADVISERS
OPTIMUM INVESTMENT ADVISORS LP, 100 South Wacker Drive, Chicago, IL 60606. MFS INSTITUTIONAL ADVISORS, 500 Boylston Street, Boston, Massachusetts 02116

THINKORSWIM ADVISORS, INC., 36800 Woodward Avenue, Suite 102, Bloomfield Hills, MI 48304

CUSTODIAN
PFPC TRUST COMPANY, 8800 Tinicum Boulevard, Philadelphia, PA, 19153.

SUB-ADMINISTRATOR AND TRANSFER, REDEMPTION, DIVIDEND DISBURSING AND ACCOUNTING AGENT PFPC INC., 4400 Computer Drive, Westborough, MA 01581

DISTRIBUTOR
ABN AMRO DISTRIBUTION SERVICES (USA), INC., 760 Moore Road, King of Prussia, PA 19406

ITEM 29.   MANAGEMENT SERVICES.

         Not Applicable.

ITEM 30.   UNDERTAKINGS.

         Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, ABN AMRO Funds, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Chicago, the State of Illinois on the 27th day of February, 2004.


                            ABN AMRO FUNDS
                            (FORMERLY KNOWN AS ALLEGHANY FUNDS)

                            By:      /s/ KENNETH C. ANDERSON
                                     --------------------------------------
                                     Kenneth C. Anderson, President & Chief
                                     Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to its Registration Statement of ABN AMRO FUNDS has been signed below by the following persons in the following capacity on the 27th day of February, 2004.




Signature                           Capacity
---------                           --------
STUART D. BILTON*                   Chairman, Board of Trustees
-----------------
Stuart D. Bilton

NATHAN SHAPIRO*                     Trustee
-----------------
Nathan Shapiro

GREGORY T. MUTZ*                    Trustee
-----------------
Gregory T. Mutz

LEONARD F. AMARI*                   Trustee
-----------------
Leonard F. Amari

ROBERT A. KUSHNER*                  Trustee
------------------
Robert A. Kushner

ROBERT B. SCHERER*                  Trustee
------------------
Robert B. Scherer

DENIS SPRINGER*                     Trustee
---------------
Denis Springer

/s/ KENNETH C. ANDERSON             President                                           February 27, 2004
---------------------------         (Chief Executive Officer)
Kenneth C. Anderson

/s/ GERALD F. DILLENBURG            Secretary, Treasurer and Senior Vice                February 27, 2004
---------------------------         President (Chief Financial Officer, Chief
Gerald F. Dillenburg                Operating Officer & Chief Compliance Officer)



*  Signed by Gerald F. Dillenburg pursuant to a Power of Attorney previously filed.     February 27, 2004


/s/ GERALD F. DILLENBURG
------------------------
Gerald F. Dillenburg,
Attorney-in-Fact

                                 EXHIBIT INDEX


Item 23
Exhibits                                     Document
--------                                     --------

(b)(2)            Amendment to By-Laws dated March 18, 1999.

(b)(3)            Amendment to By-Laws dated December 18, 2003.

(d)(4)            Amendment No. 1 to Investment Advisory Agreement for ABN AMRO
                  Mid Cap Fund.

(d)(23) Form of Amendment No. 1 to Investment Advisory Agreement for ABN AMRO Investment Grade Bond Fund.

(d)(32)           Sub-Investment Advisory Agreement for ABN AMRO Mid Cap Fund.

(e)(6)            Form of Revised Schedule A to the Distribution Services
                  Agreement.

(h)(4)            Amendment No. 3 to the Transfer Agency Services Agreement.

(h)(5)            Amendment No. 4 to the Transfer Agency Services Agreement.

(h)(6)            Amendment No. 5 to the Transfer Agency Services Agreement.

(h)(7)            Amendment No. 6 to the Transfer Agency Services Agreement.

(h)(8)            Form of Revised Schedule A to the Transfer Agency Services
                  Agreement.

(h)(9) Form of Anti-Money Laundering and Privacy Amendment to the Transfer Agency Services Agreement.

(h)(10) Form of Customer Identification Services Amendment to the Transfer Agency Services Agreement.

(h)(20)           Amendment No. 9 to the Administration Agreement.

(h)(24) Form of Amendment No. 3 to the Sub-Administration and Accounting Services Agreement.

(h)(25) Form of Amendment No. 4 to the Sub-Administration and Accounting Services Agreement.

(h)(26) Form of Amendment No. 5 to the Sub-Administration and Accounting Services Agreement.

(h)(27) Form of Amendment No. 6 to the Sub-Administration and Accounting Services Agreement.

(h)(28) Form of Revised Schedule A to the Sub-Administration and Accounting Services Agreement.

(h)(29) Form of Amendment to the Sub-Administration and Accounting Services Agreement.

(i)               Opinion of Vedder, Price, Kaufman & Kammholz

(j)               Consent of Ernst & Young LLP

(o)(1)            Power of Attorney dated December 18, 2003.